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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-5669
                                  ----------------------------------------------
                               Fifth Third Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                3435 Stelzer Road, Columbus, OH         43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)
        BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
Registrant's telephone number, including area code: 614-470-8000
                                                    ------------

Date of fiscal year end: July 31
                         --------------------

Date of reporting period: July 31, 2004
                          -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[LOGO]:
5/3
5TH THIRD FUNDS




MONEY MARKET MUTUAL FUNDS

ANNUAL REPORT TO SHAREHOLDERS

July 31, 2004

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.


This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending October 31 and April 30 will be available starting December 30, 2004, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:

O   ARE NOT FDIC INSURED
O   HAVE NO BANK GUARANTEE
O   MAY LOSE VALUE

TABLE OF CONTENTS

Economic Outlook and
Commentary Section. . . . . . . . . . . .  1

Manager Commentary. . . . . . . . . . . .  3

Schedules of Portfolio
Investments . . . . . . . . . . . . . . .  5

Notes to Schedules of
Portfolio Investments . . . . . . . . . . 19

Statements of Assets
and Liabilities. . . . . . . . . . . . .  20


Statements of Operations . . . . . . . .  22

Statements of Changes
in Net Assets. . . . . . . . . . . . . .  24

Notes to Financial Statements . . . . . . 28

Financial Highlights. . . . . . . . . . . 34

Report of Independent Registered
Public Accounting Firm . . . . . . . . .  40

Supplemental Information . . . . . . . .  41


                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------
[logo icon]:
5/3

FROM EUPHORIA TO

DESPAIR...

For the 12-month period ended July 31, 2004, investors experienced stock and bond market returns not too dissimilar from historic averages. Stocks, as represented by the S&P 500(R) Index1, enjoyed a total return of 13.17%, while bonds, as represented by the Lehman Brothers Intermediate Government/Credit Bond Index2, returned 3.60%.

The ride for many investors, however, may not have felt so smooth. The influences on financial markets changed markedly from the first half of the period to the second half. Where there was euphoria in the first six months, seemingly grinding despair emerged in the latter months.

During the first half of the fiscal year, the economy saw tremendous growth from the strong fiscal and monetary stimuli applied in early 2003. Gross Domestic Product3 growth averaged over 6.00% in the second half of 2003-nearly double the long-term average. For investors, we believe this type of environment generally benefits small cap stocks, and, indeed, from August 2003 to January 2004, small cap stocks climbed about 25.00%.

Within the second half of the period, economic growth trended back to its historical average amid mixed signals about job growth and consumer demand. The stock market struggled to make headway and although large cap stocks outperformed small cap stocks from January 2004 to July 2004, both classes posted slight declines.

Bond investors watched the yield of the benchmark 10-year Treasury change little during the fiscal year, as it started at 4.41% and ended at 4.47%. Given the strong economic growth in the second half of 2003, one would have assumed that bond yields would be higher by July 2004, but other forces combined to keep yields relatively low.

A likely inflection point for investors during the 12-month period occurred on June 13, 2003, when the yield on the benchmark 10-year Treasury closed at 3.13%. We are unlikely to see yields so low for many years, unless something goes so horribly wrong with the war on terrorism that global commerce is disrupted.

One reason behind the extremely small bond yields was a 46-year low of 1.00% on the Fed Funds Rate, the short-term lending rate set by the Federal Reserve (the "Fed"). Additionally, a generational low of 1. 70% on the year-over-year growth in the Consumer Price Index3 (CPI), a key measure of inflation, was reported in February 2004. On June 30, 2004, the Fed began what we believe is likely to be a lengthy tightening cycle by raising the Fed Funds Rate to 1.25%, and the year-over-year CPI rate moved back up to the 3.00% range.

The close of our fiscal year finds many crosscurrents in financial markets leading to a sense of anxiety about stock prices and bond yields as investors appear focused on five main issues:

     1.   The rising price of oil

     2.   Terrorist threats

     3.   The outcome of the November election

     4.   The length and extent of the Fed tightening cycle

     5.   The durability of the economic expansion and corporate profit growth

Each of these crosscurrents has undermined, at times, what would historically have been a sanguine investing environment, featuring:

     o    Corporate earnings increasing at a rate well above historical averages

     o Corporate cash balances approaching $800 billion (four times 2000 levels), leading to healthy balance sheets

     o    Relatively low borrowing costs for businesses and consumers

     o Narrow interest rate differentials between U.S. Treasury bonds and comparable corporate bonds

Since 1960, the average economic expansion in the U.S. has lasted slightly longer than seven years. The current economic expansion began in late 2001 and is not yet three years old. If the economic expansion and corresponding corporate profit cycle end prematurely, we believe it would be highly unusual. We remain optimistic about the resiliency of the U.S. economy, as well as the global growth outlook.

We appreciate the continued confidence of our customers, and we work everyday to monitor financial markets to identify risks and opportunities on behalf of our shareholders.

The Fifth Third Funds family now offers a broader array of investment choices, encompassing multiple investment styles. Designed to meet the varied needs of our expanding customer base, these investments help diversify portfolios by offering exposure to stocks, bonds, cash and alternative investments. Ultimately, we believe that a welldiversified portfolio provides an investor with the best opportunity to build wealth over time with a reasonable level of risk.

Thank you for your continued confidence in Fifth Third Funds.

Sincerely,

/s/ Keith Wirtz

Keith Wirtz, CFA
Chief Investment Officer

/s/ John Augustine

John Augustine, CFA
Chief Investment Strategist



TERMS AND DEFINITIONS
--------------------------------------------------------------------------------
1 STANDARD & POOR'S 500(R) INDEX ("S&P 500(R) INDEX" ) is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

2 THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX is composed of investment grade corporate debt issues of U.S. Government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

The above indices do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

3 THE GROSS DOMESTIC PRODUCT measures the market value of the goods and services produced by labor and property in the United States. THE CONSUMER PRICE INDEX
(CPI) is a measure of price changes in consumer goods and services such as gasoline, food, and automobiles.

THE FOREGOING INFORMATION AND OPINIONS ARE FOR GENERAL INFORMATION ONLY. FIFTH THIRD ASSET MANAGEMENT, INC. DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS, NOR ASSUME LIABILITY FOR ANY LOSS, WHICH MAY RESULT FROM THE RELIANCE BY ANY PERSON UPON ANY SUCH INFORMATION OR OPINIONS. SUCH INFORMATION AND OPINIONS ARE SUBJECT TO CHANGE WITHOUT NOTICE, ARE FOR GENERAL INFORMATION ONLY AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY OR OFFERING OF INDIVIDUAL OR PERSONALIZED INVESTMENT ADVICE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS
--------------------------------------------------------------------------------
From a relative performance standpoint, the taxable Money Market Funds benefited from a longer duration strategy, relative to respective peer groups, during the first half of the period and a more defensive neutral stance thereafter as the Federal Open Market Committee (FOMC) maintained an accommodative policy for much of the period.

To fulfill the objective of principal preservation, the Prime Money Market Fund and the Institutional Money Market Fund maintained a conservative orientation with an emphasis on high quality securities.

To achieve the longer duration, the taxable Money Market Funds implemented a bullet maturity structure aimed at fixed maturity dates in mid-2004. In anticipation of an uptick in the Federal Funds rate, the Funds shifted gears in early 2004 and gradually increased cash positions through the use of short duration commercial paper, U.S. government agency discount notes and U.S. Treasury Bills, as well as a notable exposure in longer dated floating rate securities. In addition to enhancing yield, the floating rate securities provided an interest rate hedge as the money market yield curve sharpened prior to the FOMC move. Furthermore, the additional liquidity proved beneficial, allowing the Funds to readily cope with volatile cash flows during a period of economic uncertainty.

Similarly, the Michigan Municipal Money Market Fund and Municipal Money Market Fund adhered to a conservative, high quality approach. Throughout the period, both Funds maintained about a 70% weighting in weekly and daily municipal floater issues, most of which are backed by banks, other financial institutions and corporations. The balance was comprised of commercial paper, notes and bonds carrying a maturity date within 397 days. Both Funds sought out added value through smaller issues, which typically offer higher yields.+

Average maturity was kept at neutral or slightly longer levels, relative to respective peer groups, although the limited supply of Michigan issues occasionally made it difficult to maintain targeted levels in the state-specific Fund. For the bulk of the first half of the period, there was little difference between rates on weekly floaters and yields on 1-year notes, so it made little sense to extend the average maturity. Through the first two quarters of 2004, however, as expectations for a rate hike grew, relative yields increased slightly.+

MATURITY COMPOSITION AS OF JULY 31, 2004
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY+
--------------------------------------------------------------------------------

                                                DAYS            DAYS
                                           AS OF 1/31/04    AS OF 7/31/04
Fifth Third Prime
Money Market Fund                               55              43

Fifth Third Institutional
Money Market Fund                               63              47

Fifth Third Institutional
Government Money Market Fund                    56              44

Fifth Third Government
Money Market Fund                               58              45

Fifth Third U.S. Treasury
Money Market Fund                               51              37

Fifth Third Michigan Municipal
Money Market Fund                               39              36

Fifth Third Municipal
Money Market Fund                               54              29

+ Portfolio composition is subject to change.




INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

AN INVESTMENT IN ANY OF THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

The Fund's income may be subject to certain state and local taxes and, depending on one's tax status, the federal alternative minimum tax. Single state funds may be subject to additional risk, since issuers they invest in are more likely to be subject to the same political and/or economic risks.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
MONEY MARKET MATURITY SCHEDULES
--------------------------------------------------------------------------------
as a percentage of value of investments+

------------------------------------------------------------------------------------------------------------------------------------
                                                        Institutional                                   Michigan
                        Prime           Institutional   Government      Government      U.S. Treasury   Municipal       Municipal
                        Money           Money           Money           Money           Money           Money           Money
                        Market Fund     Market Fund     Market Fund     Market Fund     Market Fund     Market Fund     Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Less than 8 days           55.4%           46.1%           38.5%           46.5%           68.7%           74.7%           76.5%
------------------------------------------------------------------------------------------------------------------------------------
8 to 14 Days                6.4%            4.0%            8.0%            6.1%             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
15 to 30 Days               9.3%           14.3%            8.4%            7.1%            2.8%            2.5%            1.7%
------------------------------------------------------------------------------------------------------------------------------------
31 to 180 Days             21.2%           27.0%           39.6%           36.4%           22.5%           14.9%           21.0%
------------------------------------------------------------------------------------------------------------------------------------
181 to 365 Days             7.7%            8.6%            5.5%            3.9%            6.0%            7.5%            0.8%
------------------------------------------------------------------------------------------------------------------------------------
366 to 397 Days              --              --              --              --              --             0.4%             --
------------------------------------------------------------------------------------------------------------------------------------

+ Portfolio composition is subject to change.

                                                         PRIME MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------
CERTIFICATES OF DEPOSIT (2.4%)
BNP Paribas Yankee CD,
   1.39%, 8/5/04                                     $  25,000      $  25,000
Canadian Imperial Bank Yankee CD,
   1.41%, 5/31/05 *                                     10,000          9,998
                                                                   ----------

TOTAL CERTIFICATES OF DEPOSIT                                          34,998
                                                                   ----------

COMMERCIAL PAPER (14.5%)

Citigroup, Inc., 1.15%, 8/3/04 **                       15,000         14,999
Credit Suisse First Boston, 1.31%,
   8/2/04 **                                            15,000         14,999
Deutsche Bank, 1.43%, 9/20/04 **                        10,000          9,980
Dexia Delware LLC, 1.31%, 8/11/04 **                    15,000         14,995
General Electric Capital Corp.,
   1.38%, 8/26/04 **                                    15,000         14,985
General Electric Capital Corp.,
   1.81%, 12/8/04 **                                    13,000         12,917
Goldman Sachs Group, Inc.,
   1.30%, 8/13/04 **                                    10,000          9,996
Goldman Sachs Group, Inc.,
   1.37%, 8/25/04 **                                    15,000         14,986
Nestle Capital Corp., 1.08%, 8/10/04 **                 15,000         14,996
Nestle Capital Corp., 1.73%, 2/22/05 **                 10,000          9,903
Northern Trust Corp., 1.42%, 9/14/04 **                 15,000         14,974
Royal Bank of Scotland, 1.14%, 8/6/04 **                 7,300          7,299
Toyota Motor Corp., 1.49%, 9/22/04 **                   15,000         14,968
Toyota Motor Corp., 1.51%, 10/1/04 **                   18,000         17,954
UBS Finance, Inc., 1.23%, 9/1/04 **                      8,400          8,391
Wells Fargo Bank, 1.32%, 8/12/04 **                     15,000         14,994
                                                                   ----------

TOTAL COMMERCIAL PAPER                                                211,336
                                                                   ----------

CORPORATE BONDS (31.8%)
Abbey National Treasury Service,
   1.21%, 5/26/05 *                                     10,000          9,997
American Express Credit Corp.,
   4.25%, 2/7/05                                         5,000          5,077
American Express Credit Corp.,
   1.36%, 8/9/05 *                                      15,000         15,006
Amoco Canada, 6.75%, 2/15/05                             6,000          6,166
Associates Corp., N.A.,
   6.00%, 7/15/05                                        3,775          3,907
Bank of America Corp.,
   7.88%, 5/16/05                                       10,270         10,765
Bayerische Landesbank, 1.38%, 9/27/04 *                 25,000         25,003
Bayerische Landesbank, 4.13%, 1/14/05                    6,600          6,683
Bear, Stearns & Co. Inc.,
   7.63%, 2/1/05                                         9,487          9,775
Bear, Stearns & Co. Inc.,
   1.91%, 3/18/05 *                                      5,460          5,474
Bear, Stearns & Co. Inc.,
   1.38%, 9/5/05 *                                      20,000         20,000
Citigroup, Inc., 1.25%, 2/7/05 *                        15,000         15,009



Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

CORPORATE BONDS, CONTINUED
Coca-Cola Co., 4.00%, 6/1/05                         $   4,057      $   4,113
Credit Suisse First Boston,
   1.32%, 9/7/04 *                                      15,000         15,000
Credit Suisse First Boston,
   1.48%, 2/8/05 *                                      20,000         20,035
Deutsche Bank, 1.31%, 2/18/05 *                         16,350         16,360
E. I. Du Pont De Nemours,
   6.75%, 10/15/04                                      10,000         10,111
General Electric Capital Corp.,
   1.67%, 9/15/04 *                                     21,600         21,605
General Electric Capital Corp.,
   4.25%, 1/28/05                                       10,000         10,139
Goldman Sachs Group, Inc.,
   1.71%, 12/1/04 *                                     10,000         10,014
Goldman Sachs Group, Inc.,
   7.50%, 1/28/05                                       15,850         16,274
IBM Corp., 1.54%, 9/10/04 *                             18,525         18,528
International Lease Finance Corp.,
   5.13%, 8/1/04                                         3,500          3,500
International Lease Finance Corp.,
   4.75%, 1/18/05                                       27,260         27,669
Merrill Lynch & Co., 1.51%, 8/11/05 *                   15,000         15,000
Morgan Stanley, 1.36%, 8/4/05 *                         15,000         15,000
Morgan Stanley Dean Witter,
   7.75%, 6/15/05                                       18,200         19,053
National City Bank, 1.68%, 10/25/04 *                   20,000         20,003
National City Bank, 1.35%, 6/10/05 *                    15,000         15,005
Northern Trust Co., 6.65%, 11/9/04                       8,960          9,084
Societe Generale, 1.31%, 6/14/05 *                      10,000          9,997
U.S. Bancorp, 6.88%, 12/1/04                             7,650          7,787
Wal-Mart Stores, Inc., 6.55%, 8/10/04                   13,150         13,167
Wells Fargo Co., 7.65%, 3/15/05                          2,100          2,181
Wells Fargo Co., 6.50%, 6/1/05                           5,000          5,172
Wells Fargo Co., 1.35%, 7/15/05 *(c)                    25,000         25,000
                                                                   ----------

TOTAL CORPORATE BONDS                                                 462,659
                                                                   ----------

DEMAND NOTES(c) (18.8%)
American Healthcare Funding, 1.40%,
   5/1/27, (LOC: LaSalle Bank) *                         5,705          5,705
Atlas Industries, Inc., 1.52%, 6/1/10,
   (LOC: National City Bank) *                           5,490          5,490
Beavercreek Enterprises, 1.52%, 3/2/20,
   (LOC: National City Bank) *                           4,450          4,450
Buckeye Corrugated, Inc., 1.53%,
   10/1/17, (LOC: Key Bank) *                            6,795          6,795
Capital One Funding Corp., 1.49%,
   10/1/14, (LOC: Bank One) *                            3,350          3,350
Capital One Funding Corp., 1.49%,
   7/2/18, (LOC: Bank One) *                             1,014          1,014
Capital One Funding Corp., 1.49%,
   10/1/21, (LOC: Bank One) *                            1,400          1,400



Continued

PRIME MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)

--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------
DEMAND NOTES, CONTINUED
Capital One Funding Corp., 1.49%,
   1/4/27, (LOC: Bank One) *                         $   8,565      $   8,565
Central Michigan Inns, 1.48%, 4/1/30,
   (LOC: Michigan National Bank) *                       2,120          2,120
Cornerstone Funding Corp., 1.51%,
   12/1/11, (LOC: SunTrust) *                            8,620          8,620
Cornerstone Funding Corp., 1.51%,
   9/1/25, (Loc: SunTrust) *                             5,750          5,750
Germain Properties, 1.49%, 3/1/31,
   (LOC: Bank One) *                                    38,125         38,125
GTB Properties LLC, 1.67%, 7/1/23,
   (LOC: National Australia Bank) *                      4,665          4,665
Hannahville Indian Community, 1.49%,
   6/1/13, (LOC: National City Bank) *                   3,805          3,805
Harry W. Albright, Jr., 1.53%, 5/1/21,
   (LOC: National Australia Bank) *                      5,725          5,725
HWP Co., Ltd. Project, 1.52%,
   12/3/18, (LOC: National City Bank) *                  4,740          4,740
Idaho Associates LLC, 1.49%, 4/1/27,
   (LOC: ABN / AMRO) *                                   5,950          5,950
Jackson 2000, 1.53%, 6/1/49,
   (LOC: KeyBank) *                                      9,435          9,435
Kahala Senior Living Community,
   1.50%, 11/15/33, (LOC: LaSalle Bank) *               30,000         30,000
Landmark Medical LLC, 1.52%, 1/1/21,
    (LOC: Bank One) *                                    8,880          8,880
Lexington Financial Services, 1.55%,
   2/1/26, (LOC: LaSalle Bank) *                         9,400          9,400
MBE Investment Co., 1.53%, 3/1/50,
   (LOC: National Australia Bank) *                      5,000          5,000
Mr. K Enterprises, 1.67%, 9/1/16,
   (LOC: National Australia Bank) *                      6,875          6,875
Northside Christian Church, 1.52%,
   4/1/30, (LOC: Bank One) *                             7,130          7,130
PCI Paper Conversions, Inc., 1.53%,
   4/1/10, (LOC: KeyBank) *                              2,670          2,670
Pittsburgh Technical Institute, 1.52%,
   10/1/15, (LOC: National City Bank) *                 11,575         11,575
PRD Finance LLC, 1.49%, 4/1/27,
   (LOC: National City Bank) *                           8,020          8,020
Precision Tool and Die, 1.52%, 3/1/10,
   (LOC: National City Bank) *                           3,983          3,983
Royal Town Center LLC Project,
   1.53%, 10/1/47, (LOC: Commerica Bank) *               5,095          5,095
SDB Private Residence, 1.30%, 3/1/28,
   (LOC: US Bank) *                                     15,705         15,705
Second & Main, Ltd., 1.52%, 8/1/11,
   (LOC: National City) *                                1,775          1,775
Secor Realty, Inc., 1.52%, 4/1/20,
   (LOC: National City Bank) *                           9,855          9,855
SGS Tool Co., 1.52%, 12/1/12,
   (LOC: Bank One) *                                     7,050          7,050



Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

DEMAND NOTES, CONTINUED
Sharonville Realty Enterprises,
   1.52%, 4/1/20, (LOC: Bank One) *                  $  10,030      $  10,030
Texas Disposal Systems, 1.48%, 5/1/12,
    (LOC: Bank of America) *                             1,600          1,600
Zeigler Realty LLC, 1.53%, 9/1/26,
   (LOC: National City Bank) *                           3,025          3,025
                                                                   ----------

TOTAL DEMAND NOTES                                                    273,372
                                                                   ----------

MUNICIPAL BONDS (15.0%)
ARIZONA (0.8%)
Tempe Industrial Development
   Authority Revenue, 1.48%, 7/1/34 *(c)                12,075         12,075
                                                                   ----------

CALIFORNIA (5.2%)
Riverside County, 1.37%, 11/1/20 *                       7,400          7,400
Sacramento County, 1.36%, 7/1/20 *                      17,490         17,490
Sacramento County, 1.36%, 7/1/22 *                      32,430         32,430
San Jose Redevelopment Agency
   Revenue, Merged Area, Series G,
   1.45%, 8/1/29 *                                      19,000         19,000
                                                                   ----------
                                                                       76,320
                                                                   ----------

GEORGIA (1.4%)
Brooks County Development Authority,
   Industrial Development Revenue,
   Langboard Inc. Project, 1.48%, 4/1/18 *(c)           10,000         10,000
Columbus Development Authority,
   Industrial Revenue, Litho-Krome Project,
   1.51%, 8/1/22 *(c)                                   10,125         10,125
                                                                   ----------
                                                                       20,125
                                                                   ----------

ILLINOIS (0.9%)
Chicago, Series B, 1.50%, 1/1/19 *(c)                   13,730         13,730
                                                                   ----------

INDIANA (0.5%)
Ball State University, 1.38%, 9/1/31 *(c)                7,000          7,000
                                                                   ----------

IOWA (0.7%)
Dallas County Industrial Development
   Revenue, Sioux City Brick & Tile,
   1.52%, 9/1/21 *(c)                                    9,980          9,980
                                                                   ----------

KANSAS (0.5%)
Park City Industrial Revenue, Hayes
   Co., Inc., 1.38%, 9/15/16 *                           7,300          7,300
                                                                   ----------

MICHIGAN (0.3%)
Hospital Association Financial Corp.,
   1.58%, 11/1/30 *(c)                                   4,605          4,605
                                                                   ----------



Continued

                                                         PRIME MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
NEBRASKA (0.8%)
Omaha Special Obligation, Riverfront
   Redevelopment, 1.57%, 2/1/26 *                    $  11,765      $  11,765
                                                                   ----------

NEW YORK (0.5%)
Housing Finance Agency, 1.34%, 6/1/33 *                  7,800          7,800
                                                                   ----------

NORTH CAROLINA (1.3%)
Roman Catholic Diocese, Series A,
   1.53%, 6/1/18 *(c)                                   18,255         18,255
                                                                   ----------

NORTH DAKOTA (0.5%)
Ward County Health Care Facilities
   Revenue, 1.38%, 7/1/31 *(c)                           7,400          7,400
                                                                   ----------

OHIO (0.3%)
Cleveland-Cuyahoga County, Port
   Authority Revenue, CBT Project,
   1.53%,  6/1/31 *(c)                                   4,500          4,500
                                                                   ----------

TENNESSEE (0.6%)
Jackson Energy Authority,
   1.48%, 10/1/25 *(c)                                   8,450          8,450
                                                                   ----------

VIRGINIA (0.4%)
Norfolk Redevelopment and Housing
   Authority Revenue, 1.48%, 8/1/13 *(c)                 5,785          5,785
                                                                   ----------

WASHINGTON (0.3%)
Housing Finance Community,
   Multifamily Revenue, Monticello Park
   Project, 1.50%, 8/1/26 *(c)                           4,020          4,020
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                 219,110
                                                                   ----------

U.S. GOVERNMENT AGENCIES (3.4%)
FANNIE MAE (1.7%)
3.50%, 9/15/04                                          15,000         15,038
1.85%, 6/3/05                                           10,000         10,000
                                                                   ----------
                                                                       25,038
                                                                   ----------

FEDERAL HOME LOAN BANK (1.7%)
1.60%, 12/30/04                                         15,000         15,000
1.51%, 2/2/05                                           10,000         10,000
                                                                   ----------
                                                                       25,000
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                         50,038
                                                                   ----------


Continued




                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

REPURCHASE AGREEMENTS (11.2%)
State Street, 1.28%, 8/2/04
   (Proceeds at maturity $13,451,
   Collateralized by various U.S.
   Government Agency securities)                     $  13,450      $  13,450
UBS Investment Bank, 1.36%, 8/2/04
   (Proceeds at maturity $150,017,
   Collateralized by various U.S.
   Government Agency securities)                       150,000        150,000
                                                                   ----------

TOTAL REPURCHASE AGREEMENTS                                           163,450
                                                                   ----------

MONEY MARKETS (2.7%)
AIM Funds Liquid Assets Portfolio -
   Institutional Class                              36,193,191         36,193
Goldman Sachs Financial Square
   Prime Obligations Fund                            2,821,188          2,821
                                                                   ----------

TOTAL MONEY MARKETS                                                    39,014
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $1,453,977)(a) - 99.8%                                      1,453,977

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                            2,599
                                                                   ----------

NET ASSETS - 100.0%                                                $1,456,576
                                                                   ==========



See notes to schedule of portfolio investments and notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

CERTIFICATES OF DEPOSIT (2.0%)
BNP Paribas Yankee CD, 1.39%, 8/5/04               $    10,000   $     10,000
Canadian Imperial Bank Yankee CD,
   1.31%, 8/13/04                                        7,000          7,000
Canadian Imperial Bank Yankee CD,
   1.41%, 5/31/05 *                                      5,000          4,999
                                                                   ----------

TOTAL CERTIFICATES OF DEPOSIT                                          21,999
                                                                   ----------

COMMERCIAL PAPER (16.5%)
ABN Amro North American Financial,
   1.09%, 8/12/04 **                                    10,000          9,997
Bear, Stearns & Co., Inc.,
   1.35%, 8/16/04 **                                    15,000         14,991
Benedictine Health Systems,
   1.44%, 9/9/04 **                                      7,020          7,009
Deutsche Bank, 1.08%, 8/13/04 **                        10,000          9,996
Deutsche Bank, 1.43%, 9/20/04 **                        15,000         14,971
General Electric Capital Corp.,
   1.38%, 8/26/04 **                                    15,000         14,985
General Electric Capital Corp.,
   1.81%, 12/8/04 **                                    10,000          9,936
Morgan Stanley Dean Witter,,
   1.36%, 8/23/04 **                                    10,000          9,992
Nestle Capital Corp., 1.09%, 8/10/04 **                 10,000          9,997
Northern Trust Corp., 1.42%, 9/14/04 **                 10,000          9,983
Prudential Funding Corp.,
   1.42%, 8/30/04 **                                    15,000         14,983
Purdue University, Indiana Research
   Foundation, 1.33%, 8/11/04                            5,250          5,250
Societe Generale, 1.40%, 9/1/04 **                      15,000         14,982
South Snohomish Public Facilities,
   1.53%, 12/16/04(c)                                    8,600          8,600
Toyota Motor Corp., 1.49%, 9/22/04 **                    5,000          4,989
Toyota Motor Corp., 1.51%, 10/1/04 **                    7,000          6,983
UBS Financial, Inc., 1.40%, 9/7/04 **                   15,000         14,978
                                                                   ----------

TOTAL COMMERCIAL PAPER                                                182,622
                                                                   ----------

CORPORATE BONDS (30.9%)
Abbey National Treasury Service,
   1.21%, 5/26/05 *                                     15,000         14,997
American Express Credit Corp.,
   1.51%, 12/16/04 *                                    17,095         17,105
American Express Credit Corp.,
   4.25%, 2/7/05                                        10,000         10,142
American Express Credit Corp.,
   1.36%, 8/9/05 *                                      10,000         10,004
American General Corp.,
   7.75%, 4/1/05                                         1,790          1,864
Amoco Co., 6.25%, 10/15/04                               1,565          1,580
Bank of America Corp.,
   1.91%, 10/22/04 *                                     8,400          8,406





Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

CORPORATE BONDS, CONTINUED
Bank of America Corp.,
   7.88%, 5/16/05                                    $   5,967      $   6,249
Bank One Corp., 7.63%, 8/1/05                            2,490          2,616
Barclays Bank, 1.29%, 3/14/05 *                         25,000         24,997
Bayerische Landesbank,
   4.13%, 1/14/05                                        2,000          2,025
Bear, Stearns & Co. Inc.,
   7.63%, 2/1/05                                        17,534         18,079
Bear, Stearns & Co. Inc., 1.38%, 9/5/05 *               15,000         15,000
BP Capital Markets PLC,
   4.63%, 5/27/05                                        1,000          1,021
Chase Manhattan Corp,
   6.75%, 12/1/04                                        3,425          3,485
Citigroup, Inc., 1.25%, 2/7/05 *                        14,000         14,008
Credit Suisse First Boston,
   1.48%, 2/8/05 *                                       5,000          5,009
Credit Suisse First Boston,
   1.19%, 5/4/05 *                                      15,000         15,003
Deutsche Bank, 1.31%, 2/18/05 *                          2,650          2,651
First Union Corp., 6.95%, 11/1/04                        7,665          7,772
First Union Corp., 7.70%, 2/15/05                        5,735          5,927
General Electric Capital Corp.,
   7.25%, 2/1/05                                         6,000          6,174
Goldman Sachs Group, Inc.,
   7.50%, 1/28/05                                       13,632         14,023
Household Finance Corp.,
   1.32%, 7/5/05 *                                      15,000         15,000
International Lease Finance Corp.,
   8.15%, 10/1/04                                        4,490          4,538
International Lease Finance Corp.,
   2.84%, 1/13/05 *                                     15,995         16,080
International Lease Finance Corp.,
   5.95%, 6/6/05                                         1,000          1,030
Mellon Bank, 7.50%, 6/15/05                              1,875          1,959
Merrill Lynch & Co., 6.75%, 9/24/04                      3,010          3,033
Merrill Lynch & Co., 1.32%, 2/23/05 *                    6,300          6,300
Merrill Lynch & Co., 4.54%, 3/8/05                       6,750          6,865
Morgan Stanley Dean Witter,
   7.75%, 6/15/05                                        6,000          6,274
National City Bank, 1.68%, 10/25/04 *                   10,000         10,002
Pepsico Inc., 4.50%, 9/15/04                            10,300         10,340
Procter & Gamble Co., 6.60%, 12/15/04                    1,000          1,020
Societe Generale, 1.31%, 6/14/05 *                      15,000         14,995
Toyota Motor Credit Corp.,
   4.10%, 9/8/04                                         5,000          5,014
U.S. Bancorp, 6.88%, 12/1/04                             5,200          5,293
Wal-Mart Stores, Inc., 6.55%, 8/10/04                    1,500          1,502
Wells Fargo Co., 1.60%, 3/24/05 *                       15,000         15,010
Wells Fargo Co., 1.35%, 7/15/05 *                       10,000         10,000
                                                                   ----------

TOTAL CORPORATE BONDS                                                 342,392
                                                                   ----------





Continued

                                                 INSTITUTIONAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

DEMAND NOTES(c) (6.3%)
Capital One Funding, 1.49%, 8/2/21,
   (LOC: Bank One) *                                 $   4,757      $   4,757
Capital One Funding, 1.49%, 4/1/26,
   (LOC: Bank One) *                                    11,992         11,992
Cornerstone Funding Corp., 1.51%,
   11/15/06, (LOC: SunTrust) *                           4,649          4,649
Cornerstone Funding Corp., 1.51%,
   1/1/34, (LOC: SunTrust) *                             4,233          4,233
Gulf Gate Apartments, 1.50%, 9/1/28
   (LOC: Wells Fargo) *                                  2,000          2,000
Heart Center Medical Group, 1.52%,
   10/1/30 (LOC: National City Bank) *                   3,438          3,438
Iowa 80 Group Inc., 1.40%, 6/1/16
   (LOC: Wells Fargo) *                                  4,800          4,800
Jefferson Land Development, 1.57%,
   10/1/16, (LOC: National City Bank) *                  1,060          1,060
Kahala Senior Living Community,
   1.50%, 11/15/33, (LOC: LaSalle Bank) *               10,750         10,750
MBE Investment Co., LLC, 1.53%,
   2/1/51, (LOC: Comerica Bank) *                        2,100          2,100
MCMC POB III-Mount Carmel
   Partnership Project, 1.52%, 8/1/14,
   (LOC: National City) *                                1,895          1,895
New Belgium Brewing Co., 1.60%,
   7/1/15, (LOC: KeyBank) *                              4,280          4,280
Praise Tabernacle Outreach, 1.55%,
   6/3/24 (LOC: Commercia Bank) *                        3,950          3,950
Revenue Bond CTF Series Trust
   Castlegate 3, 1.89%, 6/1/17 (LOC: AIG) *              1,270          1,270
Second & Main, Ltd., 1.52%, 8/1/11,
   (LOC: National City) *                                3,675          3,675
Vancouver Clinic Building,
   1.45%, 2/1/24 (LOC: US Bank) *                        4,800          4,800
                                                                   ----------

TOTAL DEMAND NOTES                                                     69,649
                                                                   ----------

MUNICIPAL BONDS (22.9%)
ARIZONA (0.3%)
Tucson Airport Authority, Inc.,
   1.48%, 12/1/18 *(c)                                   3,635          3,635
                                                                   ----------

CALIFORNIA (3.8%)
Kern Water Authority Revenue,
   Series B, 1.50%, 7/1/28 *(c)                          2,000          2,000
Sacramento County, 1.36%, 7/1/20 *(c)                    7,220          7,220
Sacramento County, 1.36%, 7/1/22 *(c)                    5,000          5,000
Sacramento County Housing Authority,
   Multifamily Revenue, Natomas Park
   Apartments, Series B, 1.51%, 7/15/35 *(c)             2,250          2,250
Saint Michael's Episcopal Day School,
   1.50%, 7/1/28 *(c)                                    2,740          2,740
San Jose Financing Authority Lease
   Revenue, Hayes Mansion, Phase B,
   1.36%, 7/1/24 *(c)                                    8,000          8,000





Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
Statewide Community Development
   Authority, Multifamily Revenue, Dublin,
   1.53%, 12/15/37 *(c)                              $   5,010      $   5,010
Statewide Community Development
   Authority, Multifamily Revenue, Fairway
   Properties, 1.53%, 12/15/37 *(c)                      5,550          5,550
Statewide Community Development
   Authority, Multifamily Revenue, Palms
   Apartments, 1.49%, 5/15/35 *(c)                       3,145          3,145
Statewide Community Development
   Authority, Multifamily Revenue, Series
   X-T, 1.51%, 10/15/32 *(c)                             1,800          1,800
                                                                   ----------
                                                                       42,715
                                                                   ----------

COLORADO (0.5%)
Denver City & County Airport Revenue,
    Series D, 1.40%, 11/15/05 *(c)                       3,100          3,100
Pueblo Housing Authority Purchasing
   Revenue, 1.60%, 12/1/18 *(c)                          2,000          2,000
                                                                   ----------
                                                                        5,100
                                                                   ----------

FLORIDA (0.1%)
Lee County Industrial Development
   Authority Revenue, Suncoast Aluminum,
   Series B, 1.48%, 10/1/22 *(c)                         1,055          1,055
                                                                   ----------

GEORGIA (2.3%)
Albany Dougherty, Payroll Development
    Authority, 1.53%, 7/1/24 *(c)                        5,035          5,035
Athens-Clarke County Industrial
   Development Authority Revenue,
   Leucadia Inc., Project, 1.45%, 7/1/07 *(c)            3,550          3,550
Atlanta Urban Residential Finance
   Authority, 1.55%, 1/1/23 *(c)                           700            700
Augusta Housing Authority Multifamily
   Revenue, 1.58%, 5/15/33 *(c)                            500            500
Municipal Gas Authority, 1.51%, 2/1/15 *(c)             15,530         15,530
                                                                   ----------
                                                                       25,315
                                                                   ----------

ILLINOIS (0.2%)
Evanston, Maple Street Parking Facility,
    1.45%, 12/1/21 *(c)                                  2,400          2,400
                                                                   ----------

INDIANA (2.8%)
Health Facilities Financing Authority
   Revenue, 1.49%, 4/1/24 *(c)                           5,500          5,500
Health Facilities Financing Authority,
   Hospital Revenue, Community
   Foundation of Northwest Indiana,
   Series B, 1.50%, 8/1/25 *(c)                         24,775         24,775




Continued

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
INDIANA, CONTINUED
Indianapolis Economic Development
   Multifamily Housing Revenue, Series B,
   1.55%, 11/1/36 *(c)                               $     997      $     997
                                                                   ----------
                                                                       31,272
                                                                   ----------

IOWA (0.5%)
Finance Authority Retirement
   Community Revenue, 1.50%, 12/1/20 *(c)                5,315          5,315
                                                                   ----------

KENTUCKY (2.2%)
Bardstown Industrial Revenue,
   1.48%, 6/1/24 *(c)                                    7,950          7,950
Boone County Industrial Revenue,
   1.55%, 6/1/23 *(c)                                    5,550          5,550
Property & Buildings Community
   Revenue, Project No. 78,
   1.38%, 10/1/04                                       10,345         10,345
                                                                   ----------
                                                                       23,845
                                                                   ----------

MICHIGAN (2.1%)
Commerce Charter Township Downtown
    Development, 1.57%, 10/1/18 *(c)                    13,000         13,000
Grand Traverse Band Economic
   Development Corp, 1.40%, 9/1/18 *(c)                  7,600          7,600
Marquette County Economic
   Development Corp., Limited Obligation
   Revenue, Pioneer Laboratories, Series B,
   1.67%, 6/1/07 *(c)                                      375            375
Strategic Fund, Limited Obligation
   Revenue, Carpenter Enterprises,
   1.49%,  10/1/05 *(c)                                    600            600
Strategic Fund, Limited Obligation
   Revenue, Phipps Emmett Associates
   LLC, 1.67%, 12/1/23 *(c)                                750            750
Strategic Fund, Limited Obligation
   Revenue, Waterland Battle Creek
   Property, Series B, 1.67%, 6/1/25 *(c)                1,450          1,450
                                                                   ----------
                                                                       23,775
                                                                   ----------

MINNESOTA (1.5%)
Minneapolis Taxable Pension,
   1.45%, 12/1/13 *(c)                                  11,950         11,950
Plymouth Revenue, Carlson Center
   Project, 1.45%, 4/1/12 *(c)                           1,400          1,400
St. Paul Port Authority District,
   1.48%, 3/1/22 *(c)                                    3,655          3,655
                                                                   ----------
                                                                       17,005
                                                                   ----------

MISSISSIPPI (0.3%)
Business Finance Corp., Development
   Revenue, 1.52%, 3/1/17 *(c)                           3,100          3,100
                                                                   ----------




Continued



                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
MISSOURI (0.6%)
Regal Convention & Sports Complex
   Authority, 1.42%, 8/15/04                         $   4,115      $   4,115
St. Louis County, Regal Convention &
   Sports Complex Authority,
   1.42%,  8/15/04                                       2,165          2,165
                                                                   ----------
                                                                        6,280
                                                                   ----------

NEW MEXICO (0.2%)
Albuquerque Industrial Revenue,
   KTECH Corp. Project, 1.50%, 11/1/22 *(c)              2,000          2,000
                                                                   ----------

NEW YORK (1.1%)
Housing Finance Agency, Service
   Contract Revenue, Series F,
   1.34%, 9/15/07 *(c)                                   6,200          6,200
Suffolk County, 4.00%, 12/1/04(c)                        5,465          5,508
                                                                   ----------
                                                                       11,708
                                                                   ----------

NORTH CAROLINA (1.4%)
Natural Gas, Series A, 2.00%, 3/1/05(c)                  7,200          7,229
Roman Catholic Diocese, Series A,
   1.48%, 6/1/18 *(c)                                    7,860          7,860
                                                                   ----------
                                                                       15,089
                                                                   ----------
OHIO (0.6%)
Trumbull County, Eliwood Engineered
   Casting, 1.30%, 12/1/06 *                             6,500          6,500
                                                                   ----------

PENNSYLVANIA (0.4%)
Allegheny County, Industrial
   Development Authority Revenue,
   1.52%, 5/1/15 *(c)                                    2,700          2,700
Berks County Industrial Development
   Authority Revenue, 1.60%, 7/1/16 *(c)                 1,700          1,700
                                                                   ----------
                                                                        4,400
                                                                   ----------

TEXAS (0.3%)
Alamo Heights Higher Education
   Facilities Corp., 1.53%, 4/1/07 *(c)                  2,375          2,375
Houston Health Facilities Development
   Corp., 1.60%, 2/15/34 *(c)                            1,310          1,310
                                                                   ----------
                                                                        3,685
                                                                   ----------

UTAH (1.0%)
Telecommunication Infrastructure
   Agency, 1.45%, 7/15/26 *(c)                           7,000          7,000
Tooele City Industrial Development
   Revenue, Series A, 1.45%, 10/1/22 *(c)                4,200          4,200
                                                                   ----------
                                                                       11,200
                                                                   ----------

WASHINGTON (0.7%)
Eaglepointe Multifamily Housing
   Revenue, 1.83%, 7/1/28 *(c)                           1,610          1,610




Continued

                                                 INSTITUTIONAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
WASHINGTON, CONTINUED
Housing Finance Community
   Multifamily Housing Revenue, Everett,
   Series B, 1.48%, 1/15/38 *(c)                     $   2,000      $   2,000
Housing Finance Community
   Multifamily Revenue, Granite Falls,
   Series B, 1.46%, 10/1/27 *(c)                         1,325          1,325
Housing Finance Community
   Multifamily Revenue, Summer Ridge,
   Series B, 1.48%, 12/1/29 *(c)                           935            935
Winterhill Multifamily Housing
   Revenue, 1.83%, 7/1/28 *(c)                           2,175          2,175
                                                                   ----------
                                                                        8,045
                                                                   ----------

WISCONSIN (0.0%)
Neenah Industrial Development Revenue,
    Galloway Co., 1.52%, 5/1/19 *(c)                       115            115
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                 253,554
                                                                   ----------

U.S. GOVERNMENT AGENCIES (3.5%)
FANNIE MAE (1.0%)
3.50%, 9/15/04                                           3,140          3,149
6.21%, 10/1/04                                           3,000          3,025
1.19%, 10/6/04 **                                        5,000          4,989
                                                                   ----------
                                                                       11,163
                                                                   ----------

FEDERAL FARM CREDIT BANK (0.5%)
1.87%, 1/24/05                                           5,000          5,013
                                                                   ----------

FEDERAL HOME LOAN BANK (1.4%)
1.60%, 12/30/04                                         10,000         10,000
1.51%, 2/2/05                                            6,000          6,000
                                                                   ----------
                                                                       16,000
                                                                   ----------

FREDDIE MAC (0.6%)
3.25%, 11/15/04                                          7,000          7,036
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                         39,212
                                                                   ----------

REPURCHASE AGREEMENTS (15.6%)
State Street, 1.28%, 8/2/04
   (Proceeds at maturity $18,308,
   Collateralized by various U.S.
   Government Agency securities)                        18,306         18,306
UBS Investment Bank, 1.36%, 8/2/04
   (Proceeds at maturity $155,018,.
   Collateralized by various U.S.
   Government Agency securities)                       155,000        155,000
                                                                   ----------

TOTAL REPURCHASE AGREEMENTS                                           173,306
                                                                   ----------




Continued





                                                      SHARES          VALUE
                                                    ----------     ----------

MONEY MARKETS (2.0%)
AIM Funds Liquid Assets Portfolio -
   Institutional Class                              20,501,530      $  20,502
Goldman Sachs Financial Square Prime
   Obligations Fund                                  1,543,418          1,543
                                                                   ----------

TOTAL MONEY MARKETS                                                    22,045
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $1,104,779)(A) - 99.7%                                      1,104,779

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                            2,893
                                                                   ----------

NET ASSETS - 100.0%                                                $1,107,672
                                                                   ==========




See notes to schedule of portfolio investments and notes to financial statements

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

U.S. GOVERNMENT AGENCIES (78.2%)
FANNIE MAE (30.8%)
1.08%, 8/6/04 **                                     $   8,400      $   8,399
1.06%, 8/11/04 **                                       10,000          9,997
1.32%, 8/20/04 **                                        8,300          8,294
1.34%, 8/27/04 **                                       14,700         14,686
1.04%, 9/1/04 **                                        20,000         19,979
1.35%, 9/8/04 **                                        12,400         12,382
1.42%, 9/15/04 **                                        8,600          8,585
3.50%, 9/15/04                                          10,000         10,024
1.46%, 9/22/04 **                                       20,000         19,959
1.25%, 10/7/04 *                                        20,000         19,998
1.54%, 10/28/04 *                                        7,000          6,999
1.66%, 11/3/04 **                                        5,000          4,979
1.11%, 12/10/04 **                                       6,000          5,976
1.34%, 12/13/04 *                                       15,000         14,999
1.29%, 1/7/05 **                                         2,330          2,317
1.15%, 2/4/05 **                                         5,000          4,970
1.85%, 6/3/05                                            5,000          5,000
                                                                   ----------
                                                                      177,543
                                                                   ----------

FEDERAL FARM CREDIT BANK (5.2%)
1.87%, 1/24/05                                           2,500          2,507
1.25%, 2/3/05 *                                         15,000         15,000
4.38%, 4/15/05                                           2,240          2,274
1.25%, 7/22/05 *                                        10,000          9,998
                                                                   ----------
                                                                       29,779
                                                                   ----------

FEDERAL HOME LOAN BANK (24.6%)
4.63%, 8/13/04                                           8,500          8,509
6.25%, 8/13/04                                           2,650          2,654
1.29%, 8/20/04 **                                        2,500          2,498
1.32%, 9/3/04 **                                        15,000         14,982
1.42%, 9/20/04 *                                        15,000         14,999
1.11%, 10/1/04 **                                        5,000          4,991
1.16%, 10/8/04 **                                        3,400          3,393
4.13%, 11/15/04                                          6,000          6,052
3.88%, 12/15/04                                         10,100         10,190
1.43%, 12/17/04 *                                       10,000         10,000
1.53%, 1/5/05 *                                         10,000         10,000
4.13%, 1/14/05                                          10,900         11,027
1.51%, 2/2/05                                            3,000          3,000
4.38%, 2/15/05                                           4,000          4,067
1.35%, 3/22/05                                           6,000          5,975
1.40%, 3/29/05                                           6,380          6,350
1.51%, 3/30/05 *                                        15,000         15,000
1.36%, 7/26/05 *                                         8,000          7,998
                                                                   ----------
                                                                      141,685
                                                                   ----------





Continued

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (15.0%)
1.10%, 8/3/04 **                                     $   8,000      $   8,000
1.25%, 8/9/04 **                                        10,000          9,997
1.06%, 8/10/04 **                                       10,000          9,997
1.36%, 8/24/04 **                                       15,000         14,987
1.06%, 9/21/04 **                                       10,000          9,982
4.20%, 10/1/04                                           2,000          2,009
1.16%, 10/7/04 **                                        4,278          4,268
1.21%, 10/12/04 **                                       9,000          8,976
1.11%, 10/18/04 **                                       5,000          4,988
3.25%, 11/15/04                                          3,000          3,015
1.09%, 12/1/04 **                                        3,000          2,989
1.70%, 12/21/04 **                                       2,000          1,987
3.88%, 2/15/05                                           5,000          5,063
                                                                   ----------
                                                                       86,258
                                                                   ----------

STUDENT LOAN MARKETING ASSOCIATION (2.6%)
1.41%, 10/21/04 *                                       15,000         15,000
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                        450,265
                                                                   ----------

REPURCHASE AGREEMENTS (20.3%)
State Street, 1.28%, 8/2/04
   (Proceeds at maturity $11,955,
   Collateralized by various U.S.
   Government Agency securities)                        11,954         11,954
UBS Investment Bank, 1.36%, 8/2/04
   (Proceeds at maturity $105,012,
   Collateralized by various U.S.
   Government Agency securities)                       105,000        105,000
                                                                   ----------

TOTAL REPURCHASE AGREEMENTS                                           116,954
                                                                   ----------

MONEY MARKETS (1.4%)
AIM Treasury Money Market Fund                       7,989,825          7,990
                                                                   ----------

TOTAL MONEY MARKETS                                                     7,990
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $575,209)(a) - 99.9%                                          575,209

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              488
                                                                   ----------

NET ASSETS - 100.0%                                                 $ 575,697
                                                                   ==========





See notes to schedule of portfolio investments and notes to financial statements

GOVERNMENT MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

U.S. GOVERNMENT AGENCIES (97.3%)
FEDERAL FARM CREDIT BANK (8.8%)
2.38%, 10/1/04                                       $   2,500      $   2,504
1.87%, 1/24/05                                           2,500          2,507
1.00%, 2/3/05 *                                         10,000         10,000
1.25%, 7/22/05 *                                        10,000          9,998
                                                                   ----------
                                                                       25,009
                                                                   ----------

FEDERAL HOME LOAN BANK (60.3%)
1.10%, 8/4/04 **                                         4,750          4,750
1.05%, 8/6/04 **                                        10,000          9,998
1.22%, 8/11/04 **                                        4,000          3,999
4.63%, 8/13/04                                          11,250         11,260
6.25%, 8/13/04                                           2,000          2,003
1.28%, 8/18/04 **                                       10,000          9,994
1.33%, 8/20/04 **                                        3,000          2,998
1.36%, 9/3/04 **                                         6,000          5,993
1.38%, 9/10/04 **                                       12,050         12,032
1.04%, 9/17/04 **                                        5,000          4,993
1.11%, 10/1/04 **                                        5,000          4,991
1.47%, 10/8/04 **                                        4,325          4,313
3.63%, 10/15/04                                          7,025          7,054
1.97%, 10/20/04                                          2,500          2,504
1.46%, 11/12/04                                          3,250          3,252
4.13%, 11/15/04                                          6,045          6,095
2.13%, 12/15/04                                          5,000          5,010
1.54%, 12/17/04 *                                       10,000         10,000
1.60%, 12/30/04                                          1,600          1,600
1.53%, 1/5/05 *                                         15,000         14,999
4.13%, 1/14/05                                          15,150         15,332
1.51%, 2/2/05                                            3,000          3,000
1.88%, 2/15/05                                           2,910          2,920
4.00%, 2/15/05                                           3,200          3,246
1.48%, 3/21/05 *                                         2,000          2,000
1.38%, 3/28/05                                           2,000          1,992
1.51%, 3/30/05 *                                        10,000         10,000
1.37%, 4/25/05 *                                         5,000          5,000
                                                                   ----------
                                                                      171,328
                                                                   ----------
STUDENT LOAN MARKETING ASSOCIATION (28.2%)
1.25%, 9/17/04 *                                        75,000         74,999
1.52%, 10/21/04 *                                        5,000          5,000
                                                                   ----------
                                                                       79,999
                                                                   ----------

TOTAL U.S. GOVERNMENT AGENCIES                                        276,336
                                                                   ----------

MONEY MARKETS (2.5%)
Goldman Sachs Financial Square
   Federal Fund                                      7,131,505          7,132
                                                                   ----------

TOTAL MONEY MARKETS                                                     7,132
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $283,468)(a) - 99.8%                                          283,468

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                              550
                                                                   ----------

NET ASSETS - 100.0%                                                 $ 284,018
                                                                   ==========





See notes to schedule of portfolio investments and notes to financial statements



                                                 U.S. TREASURY MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

TREASURY NOTES (19.4%)
6.00%, 8/15/04                                       $  25,000     $   25,046
2.13%, 8/31/04                                          40,000         40,030
1.88%, 9/30/04                                          40,000         40,041
5.88%, 11/15/04                                         45,000         45,611
2.00%, 11/30/04                                         45,000         45,102
1.75%, 12/31/04                                         40,000         40,045
1.63%, 1/31/05                                          35,000         35,068
7.50%, 2/15/05                                          35,000         36,145
1.63%, 3/31/05                                          35,000         35,102
                                                                   ----------
TOTAL TREASURY NOTES                                                  342,190
                                                                   ----------

TREASURY BILLS (14.2%)**
0.98%, 8/5/04                                           40,000         39,996
1.02%, 8/26/04                                          25,000         24,983
1.03%, 9/9/04                                           50,000         49,945
1.10%, 10/14/04                                         30,000         29,933
1.27%, 11/4/04                                          15,000         14,950
1.36%, 11/18/04                                         15,000         14,939
1.58%, 12/16/04                                         35,000         34,785
1.61%, 1/6/05                                           25,000         24,825
1.73%, 1/20/05                                          15,000         14,877
                                                                   ----------

TOTAL TREASURY BILLS                                                  249,233
                                                                   ----------

REPURCHASE AGREEMENTS (65.4%)(b)

ABN AMRO, 1.31%, 8/2/04                                250,000        250,000
Barclays Capital, 1.31%, 8/2/04                        235,000        235,000
Bear, Stearns & Co. Inc., 1.30%,  8/2/04                50,000         50,000
Credit Suisse First Boston, 1.30%, 8/2/04               60,000         60,000
Deutsche Bank, 1.30%, 8/2/04                           225,000        225,000
Nesbitt Burns, 1.30%, 8/2/04                            60,000         60,000
Societe Generale, 1.30%, 8/2/04                         50,000         50,000
State Street, 1.26%, 8/2/04                             16,015         16,015
UBS Investment Bank, 1.31%, 8/2/04                     205,000        205,000
                                                                   ----------

TOTAL REPURCHASE AGREEMENTS                                         1,151,015
                                                                   ----------

MONEY MARKETS (0.9%)
AIM Treasury Money Market Fund                      16,308,320         16,308
                                                                   ----------

TOTAL MONEY MARKETS                                                    16,308
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $1,758,746)(a) - 99.9%                                      1,758,746

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                            2,047
                                                                   ----------

NET ASSETS - 100.0%                                                $1,760,793
                                                                   ==========




See notes to schedule of portfolio investments and notes to financial statements

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------
COMMERCIAL PAPER (6.1%)
MICHIGAN (6.1%)
Building Authority, 1.13%, 9/9/04                    $  10,000      $  10,000
Modal, Series 2002 A, GO,
   1.15%, 11/2/04                                        2,000          2,000
                                                                   ----------

TOTAL COMMERCIAL PAPER                                                 12,000
                                                                   ----------

MUNICIPAL BONDS (86.5%)
MICHIGAN (82.0%)
Building Authority Revenue, Series I,
   5.25%, 10/15/04                                       1,000          1,008
Building Authority Revenue, State
   Police Communications III,
   5.00%, 10/1/04                                        2,000          2,013
Deckerville Community School District,
    GO, 2.00%, 5/1/05                                      305            307
Delhi Township, GO, 2.00%, 5/1/05                          320            322
Detroit Economic Development Corp.,
   1.08%, 3/1/29 *                                         510            510
Detroit Economic Development Corp.,
   GO, 1.08%, 5/1/09 *                                   3,330          3,330
Detroit Waterfront Reclamation,
   Series C, 1.23%, 5/1/09 *                             7,405          7,407
Detroit, Series A, GO, 6.70%, 4/1/10                     1,000          1,045
Farmington Hills Economic
   Development Corp., Marketing Displays,
   AMT, 1.60%, 9/1/08 *                                    830            830
Genesee County Economic Development
   Corp., Rawcar Group,AMT,
   1.21%, 5/1/20 *                                       2,365          2,365
Grand Valley State University Revenue,
   Series B, 1.10%, 6/1/27 *                             4,920          4,920
Holly Area School District, GO,
   5.63%, 5/1/25                                           130            137
Holly Area School District,
   Refunded-1999, GO, 5.38%, 5/1/12                        820            852
Hospital Finance Authority Revenue
   Balmoral, Inc., 1.50%, 9/1/16 *                         555            555
Housing Development Authority, Hunt
   Club Apartments, 1.13%, 7/15/35 *                       500            500
Housing Development Authority, Ltd.,
   1.10%, 6/1/25 *                                         500            500
Housing Development Authority, Ltd.,
   1.13%, 1/1/29 *                                       3,900          3,900
Housing Development Authority, Rental
   Housing Revenue, Series B, 1.09%,
   4/1/19 *                                                810            810
Housing Development Authority,
   Series A, 1.12%, 9/1/35 *                             3,000          3,000
Housing Development Authority,
   Series B, 1.22%, 12/1/04                              1,200          1,200
Hurnon Valley School District, GO,
   5.63%, 5/1/05                                           200            206



Continued

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Jackson County Economic Development
   Corp., Limited Obligation Revenue,
   Vista  Grande Villa, Series A,
   1.12%, 11/1/31 *                                  $   1,000      $   1,000
Job Development, East Lansing,
   1.20%, 12/1/14 *                                        300            300
Kalamazoo, Capital Improvement, GO,
   2.00%, 4/1/05                                           235            236
Kalamazoo, GO, 3.00%, 4/1/05                               395            400
Kent County Airport Facility Revenue,
   Kent County International Airport,
   AMT, 5.30%, 1/1/05                                      505            513
Kent County Airport Facility, Kent
   County International Airport,AMT,
   4.30%, 1/1/05                                           645            653
Kent County Airport Facility, Kent
   County International Airport,AMT,
   5.50%, 1/1/07                                           930            965
Kent County, Refuse Disposal System,
   Series A, GO, 4.63%, 11/1/04                            100            101
Lansing Economic Development Corp.,
   LGH Office Building,AMT,
   1.40%, 2/15/07 *                                        425            425
Leelanau County Economic
   Development Corp., American
   Community Mutual Insurance Co.,
   1.65%, 6/15/06 *                                        660            660
Macomb County, St. Clair Shores
   Drainage District, Series B, GO,
   1.14%, 10/1/04 *                                      1,665          1,665
Marquette County Economic
   Development Corp., Pioneer Labs, Inc.,
   Series A,AMT, 1.29%, 6/1/12 *                           900            900
Municipal Bond Authority Revenue,
   Series B-1, 2.00%, 8/20/04                            5,000          5,003
Oakland County Economic Development
   Corp., Limited Obligation Revenue,
   Moody Family Ltd.,AMT,
   1.28%, 9/1/12 *                                       2,035          2,035
Oakland County Economic Development
   Corp., North America,AMT,
   1.23%, 7/1/18 *                                       1,900          1,900
Riverview Community School District,
   GO, 2.00%, 5/1/05                                       860            864
Riverview, GO, 1.25%, 11/1/04                              495            495
Rochester Hills Economic Development
   Corp., 1.60%, 12/1/11 *                                  60             60
Southfield Public Schools, School
   Building & Site, Series B, GO,
   2.00%,  5/1/05                                          995          1,000





Continued

                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
St. Clair Shores Economic Development
   Corp., Borman's, Inc.,AMT,
   1.90%, 10/6/06 *                                  $     505      $     505
Sterling Heights Economic Development
   Corp., Sterling Shopping Center,
   1.10%,  12/1/10 *                                       785            785
Sterling Heights, GO, 3.80%, 10/1/04                       175            176
Sterling Heights, GO, 4.00%, 10/1/04                       890            894
Strategic Fund, Automatic Spring,
   AMT, 1.29%, 9/1/10 *                                  1,550          1,550
Strategic Fund, Banks Hardwoods, Inc.,
   AMT, 1.22%, 7/1/12 *                                    947            947
Strategic Fund, Baron Drawn Steel,
   1.26%, 12/1/06 *                                        400            400
Strategic Fund, Biewer of Lansing,
   AMT, 1.22%, 5/1/19 *                                  1,455          1,455
Strategic Fund, Brazing Concepts Co.,
   AMT, 1.28%, 9/1/18 *                                  2,400          2,400
Strategic Fund, Camac LLC,AMT,
   1.13%, 8/1/28 *                                         500            500
Strategic Fund, Cayman Chemical,
   AMT, 1.21%, 6/1/28 *                                  1,000          1,000
Strategic Fund, Donnelly Corp.,
   Series A,AMT, 1.20%, 3/1/10 *                         2,500          2,500
Strategic Fund, Donnelly Corp.,
   Series B,AMT, 1.15%, 4/1/08 *                         2,500          2,500
Strategic Fund, E & L Meat Co.,
   AMT, 1.23%, 3/1/29 *                                  2,175          2,175
Strategic Fund, Emerson Schools,
   1.15%, 7/1/24 *                                       2,660          2,660
Strategic Fund, Environmental Powder
   Co.,AMT, 1.23%, 7/1/22 *                                345            345
Strategic Fund, Fitz-Land LLC,AMT,
   1.21%, 8/1/25 *                                       2,695          2,695
Strategic Fund, Fleet Engineers Project,
   AMT, 1.23%, 9/1/09 *                                    800            800
Strategic Fund, Forest City
   Technologies,AMT, 1.21%, 9/1/15 *                     2,100          2,100
Strategic Fund, Frederick Wolfgang,
   AMT, 1.23%, 9/1/26 *                                    845            845
Strategic Fund, Glastender, Inc.,AMT,
    1.28%, 9/1/08 *                                        700            700
Strategic Fund, HP Pelzer Inc.,
   1.30%, 3/1/11 *                                         575            575
Strategic Fund, I.V.C. Industrial
   Coatings,AMT, 1.30%, 12/1/12                            225            225
Strategic Fund, Jedco, Inc.,AMT,
   1.23%, 11/1/15 *                                      2,600          2,600
Strategic Fund, John Dekker & Sons,
   AMT, 1.23%, 1/1/18 *                                    400            400
Strategic Fund, Joy Properties LLC,
   1.28%, 5/1/17 *                                         300            300






Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Kaspari Investments
   LLC, 1.30%, 6/1/09 *                              $     100      $     100
Strategic Fund, Kazoo, Inc.,AMT,
   1.35%, 3/15/07 *                                        260            260
Strategic Fund, Kundinger,AMT,
   1.23%, 2/1/29 *                                       1,235          1,235
Strategic Fund, Kurdziel Iron,
   1.26%, 5/1/10 *                                         900            900
Strategic Fund, Limited Obligation
   Revenue, All American Property LLC,
   AMT, 1.28%, 12/1/18 *                                   800            800
Strategic Fund, Limited Obligation
   Revenue, Bowers Manufacturing Co.,
   AMT, 1.30%, 9/1/10 *                                    300            300
Strategic Fund, Limited Obligation
   Revenue, Creative Foam Corp.,AMT,
   1.28%, 11/1/11 *                                      1,000          1,000
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc.,AMT,
   1.28%, 8/1/04 *                                         300            300
Strategic Fund, Limited Obligation
   Revenue, Delta Containers, Inc.,AMT,
   1.30%, 3/1/11 *                                       2,400          2,400
Strategic Fund, Limited Obligation
   Revenue, Horizon Development
   Project,AMT, 1.28%, 9/1/21 *                            800            800
Strategic Fund, Limited Obligation
   Revenue, Jet Enterprises,AMT,
   1.23%, 3/1/11 *                                         800            800
Strategic Fund, Limited Obligation
   Revenue, Metal Technologies Project,
   1.21%, 7/1/19 *                                       2,200          2,200
Strategic Fund, Limited Obligation
   Revenue, Midwest Kellering Co.
   Project, 1.28%, 6/1/19 *                                500            500
Strategic Fund, Limited Obligation
   Revenue, Motor City Mold, Inc.
   Project,AMT, 1.21%, 3/1/21 *                          2,650          2,650
Strategic Fund, Limited Obligation
   Revenue, Production Engineering
   Project,AMT, 1.23%, 6/1/13 *                          1,800          1,800
Strategic Fund, Limited Obligation
   Revenue, R. L. Adams Plastics, Inc.,
   AMT, 1.23%, 5/1/23 *                                  2,215          2,215
Strategic Fund, Limited Obligation
   Revenue, River City Plastics, Inc.,
   AMT, 1.30%, 3/1/21 *                                  2,210          2,210
Strategic Fund, Limited Obligation
   Revenue, RL Enterprises LLC,AMT,
   1.30%, 12/1/09 *                                        700            700





Continued

MICHIGAN MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Limited Obligation
   Revenue, S.K.Y. Sakaiya Corp. Project,
   AMT, 1.23%, 5/1/10 *                              $     900      $     900
Strategic Fund, MacArthur,AMT,
   1.30%, 6/1/15 *                                       2,200          2,200
Strategic Fund, Maco Steel, Inc.,
   AMT, 1.23%, 3/1/24 *                                  1,765          1,765
Strategic Fund, Merrill Group,AMT,
   1.26%, 10/1/22 *                                      1,240          1,240
Strategic Fund, Middleville Tool & Die
   Project,AMT, 1.28%, 9/1/13 *                          2,900          2,900
Strategic Fund, Northern Pure Ice Co.,
   AMT, 1.29%, 3/1/15 *                                    470            470
Strategic Fund, Patten Monument,
   AMT, 1.23%, 11/1/26 *                                   780            780
Strategic Fund, Phipps Emmett
   Association,AMT, 1.29%, 12/1/23 *                     2,000          2,000
Strategic Fund, Proto-Techniques,
   AMT, 1.23%, 12/1/26 *                                 2,700          2,700
Strategic Fund, Protomark Corp.
   Project,AMT, 1.28%, 8/1/17 *                            500            500
Strategic Fund, SFI Acquisition, Inc.,
   AMT, 1.23%, 2/1/28 *                                  1,080          1,080
Strategic Fund, Solid Waste Disposal,
   Grayling Generating,AMT,
   1.11%, 1/1/14 *                                       3,302          3,302
Strategic Fund, Stegner East Investments
    LLC Project,AMT, 1.23%, 6/1/29 *                     3,135          3,135
Strategic Fund, Sunrise Windows, Ltd.,
   AMT, 1.22%, 5/1/13 *                                  1,160          1,160
Strategic Fund, Thompson Family
   Holdings,AMT, 1.26%, 7/1/28 *                           955            955
Strategic Fund, Trenton Forging Co.,
   AMT, 1.23%, 6/1/20 *                                  1,335          1,335
Strategic Fund, Trio Tool Co.,AMT,
   1.20%, 7/1/24 *                                       1,325          1,325
Strategic Fund, Ultra Tech Printing Co.,
   AMT, 1.23%, 8/1/23 *                                  1,275          1,275
Strategic Fund, Vincent Home Project,
   1.08%, 8/1/28 *                                       2,000          2,000
Strategic Fund, Waltec American
   Forgings,AMT, 1.30%, 10/1/09 *                        1,700          1,700
Strategic Fund, Warren Screw Products,
   Inc.,AMT, 1.28%, 9/1/16 *                               400            400
Strategic Fund, Waterland,AMT,
   1.49%, 6/1/25 *                                       1,000          1,000
Strategic Fund, Wayne Disposal,
   AMT, 1.15%, 3/1/05 *                                  2,490          2,490
Strategic Fund, Wright K Technology,
   Inc.,AMT, 1.26%, 5/1/17 *                               695            695
Strategic Fund, YMCA Detroit Project,
   1.18%, 5/1/31 *                                       1,000          1,000





Continued


                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, YMCA Metropolitan
   Detroit Project, 1.08%, 11/1/33 *                  $    250      $     250
Underground Storage Tank Financial
   Assurance Authority, Series I,
   6.00%, 5/1/05                                         4,000          4,139
University of Michigan Hospital
   Revenue, Series A, 1.10%, 12/1/19 *                   2,535          2,535
University of Michigan, Medical Service
   Plan, Series A-1, 1.10%, 12/1/21 *                    2,000          2,000
University of Michigan, Series A-2,
   1.10%, 12/1/24 *                                      5,800          5,800
Warren Economic Development Corp.,
   Limited Obligation, CMX Corp.,
   AMT, 1.35%, 3/15/07 *                                   750            750
                                                                   ----------
                                                                      161,875
                                                                   ----------
PUERTO RICO (4.5%)
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Abbott Laboratories,
   1.30%, 3/1/23 *                                       4,695          4,695
Industrial Medical & Environmental
   Pollution Control, Facilities Financing
   Authority, Merck Co., 1.25%, 12/1/18 *                4,200          4,200
                                                                   ----------
                                                                        8,895
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                 170,770
                                                                   ----------

MONEY MARKETS (7.2%)
AIM Tax Free Money Market Fund                           8,488              8
Dreyfus Tax Exempt Money
   Market Fund                                      12,588,697         12,589
Federated Tax Exempt Money
   Market Fund                                       1,444,442          1,444
Merrill Lynch Institutional Tax
   Exempt Fund                                          79,061             79
                                                                   ----------

TOTAL MONEY MARKETS                                                    14,120
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $196,890)(a) - 99.8%                                          196,890

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                              353
                                                                   ----------

NET ASSETS - 100.0%                                                 $ 197,243
                                                                   ==========






See notes to schedule of portfolio investments and notes to financial statements

\

                                                     MUNICIPAL MONEY MARKET FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

COMMERCIAL PAPER (1.9%)
ARIZONA (1.9%)
Mesa, 1.19%, 11/15/04                                $   2,970      $   2,970
                                                                   ----------

TOTAL COMMERCIAL PAPER                                                  2,970
                                                                   ----------

MUNICIPAL BONDS (97.5%)
COLORADO (8.4%)
Arapahoe County Water and Wastewater
   Authority Revenue, Series A,
   1.11%, 12/1/33 *                                      1,500          1,500
Castlewood Ranch Metropolitan District,
    1.15%, 12/1/34 *                                     1,500          1,500
Colorado Springs, Pikes Peak YMCA,
   1.08%, 11/1/22 *                                        800            800
Colorado Springs, Revenue, National
   Strength and Condition, 1.18%, 11/1/22 *                670            670
Commerce City, 1.30%, 12/31/31 *                         2,140          2,140
Durango, Revenue, Health and Human
   Services, 1.18%, 12/15/14 *                             805            805
Educational and Cultural Facility
   Authority Revenue, Community
   Wireless Park City, 1.13%, 12/1/23 *                    765            765
Grand Junction Revenue, 2.00%, 3/1/05                      500            503
Holland Creek, 1.05%, 6/1/41 *                             740            740
Pinery West Metropolitan District
   No. 2, 1.20%, 12/1/32 *                               3,200          3,200
Thornton Sales & Use Tax Revenue,
   4.00%, 9/1/04                                           520            521
                                                                   ----------
                                                                       13,144
                                                                   ----------

FLORIDA (1.0%)
University of Florida, Research
   Foundation Inc., Capital Improvements
   Revenue, 1.12%, 9/1/33 *                              1,500          1,500
                                                                   ----------

ILLINOIS (21.8%)
Development Finance Authority,
   4.50%,  9/1/04                                          750            752
Development Finance Authority,
   1.15%,  4/1/32 *                                      2,000          2,000
Development Finance Authority
   Revenue, McCormick Theological,
   Series B, 1.15%, 6/1/35 *                             2,000          2,000
Development Finance Authority
   Revenue, St. Anne Place Project,
   1.21%, 6/1/22 *                                       3,170          3,170
Development Finance Authority, WTVP
   Channel 47, Series A Lake County
   Family YMCA, 1.13%, 9/1/22 *                          3,650          3,650
Educational Facilities Authority, Field
   Museum of Natural History,
   1.08%, 11/1/25 *                                      4,900          4,900
Galesburg, Knox College, 1.07%, 7/1/24 *                 2,400          2,400




Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Health Facilities Authority,
   1.07%, 1/1/16 *                                   $   3,000      $   3,000
Hopedale, Industrial Development,
   Hopedale Medical Foundation,
   1.12%, 5/1/09 *                                         940            940
Kane County, 4.50%, 1/1/05                                 150            152
Lake Villa, Allendale Association,
   1.16%, 10/1/26 *                                      5,020          5,020
Peoria, Peoria Academy, 1.25%, 9/1/26 *                  4,500          4,500
Springfield Community Improvement,
   1.15%, 12/1/25 *                                      1,000          1,000
Winnebago County Health Care Facility
   Revenue, Crusader Clinic, 1.12%, 1/1/17 *               450            450
                                                                   ----------
                                                                       33,934
                                                                   ----------

INDIANA (17.3%)
Bond Banking Revenue, Advance
   Program Notes, Series A,
   2.00%, 1/25/05                                        5,000          5,022
Carmel High School Building Corp.,
   First Meeting, 3.00%, 1/15/05                           680            686
Crawfordsville, Economic Development,
   Autumn Woods Apartments, Series A,
   1.12%, 1/1/30 *                                       3,410          3,410
Development Financial Authority,
   Mental Health, 1.18%, 12/1/22 *                       3,800          3,800
Development Financial Authority,
   Regional Council of Carpenters,
   1.21%, 9/1/31 *                                       1,450          1,450
Educational Facilities Authority
   Revenue, Indiana Wesleyan University,
   Series A, 1.08%, 6/1/28 *                             1,500          1,500
Greenfield, Economic Development,
   1.37%, 9/1/05 *                                         230            230
Healthcare Facilities Revenue, Southern,
   Indiana Rehabilitation Hospital,
   1.25%, 4/1/20 *                                       1,750          1,750
Indianapolis, State Development Finance
    Authority, Lutheran Educational
   Facilities Project, 1.17%, 10/1/17 *                  2,555          2,555
Michigan City School Building Corp.,
   5.00%, 1/5/05                                           750            762
Rushville, Economic Development,
   Flatrock River Lodge, Series A,
   1.17%, 7/1/16 *                                       1,435          1,435
Saint Joseph County, Economic
   Development Revenue, 1.18%, 6/1/22 *                  2,700          2,700
Vincennes, Economic Development,
   Lodge of the Wabash, 1.17%, 7/1/15 *                  1,625          1,625
                                                                   ----------
                                                                       26,925
                                                                   ----------



Continued

MUNICIPAL MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
IOWA (1.5%)
Financial Authority Revenue,
   5.00%, 8/1/04                                     $     500      $     500
Financial Authority, Diocese of Sioux
   City, 1.08%, 3/1/19 *                                 1,740          1,740
Hills, Healthcare Revenue, Mercy
   Hospital Project, 1.10%, 8/1/32 *                       100            100
                                                                   ----------
                                                                        2,340
                                                                   ----------

LOUISIANA (0.2%)
Energy & Power Authority,
   5.25%, 1/1/05                                           125            127
New Orleans Parish School Board,
   4.90%, 12/1/04                                          165            167
                                                                   ----------
                                                                          294
                                                                   ----------

MICHIGAN (8.9%)
Hospital Finance Authority, Hospital
   Equipment Loan Program, Series B,
   1.07%, 5/1/30 *                                       2,700          2,700
Housing Development Authority, Rental
   Housing Revenue, Series B,
   1.09%, 4/1/19 *                                       1,700          1,700
Jackson, Public Schools State Aid
   Notes, Series A, GO, 2.00%, 8/24/04                   2,000          2,002
Mancelona Area Water, Sewer Authority,
    Water Supply Systems Revenue,
   1.16%, 4/1/21 *                                       1,035          1,035
Strategic Fund, Lions Bear Lake Camp
   Project, 1.21%, 8/1/32 *                              1,155          1,155
Strategic Fund, Vincent Home Project,
   1.08%, 8/1/28 *                                       4,645          4,645
Strategic Fund, YMCA Metropolitan
   Detroit Project, 1.08%, 11/1/33 *                       600            600
                                                                   ----------
                                                                       13,837
                                                                   ----------

MINNESOTA (4.8%)
Lauderdale, Childrens Home Society,
   1.20%, 12/1/30 *                                      1,105          1,105
Minneapolis, Minnehaha Academy
   Project, 1.20%, 5/1/26 *                              3,600          3,600
Roseville Health Care Facilities
   Revenue, Presbyterian Homes Project,
   1.15%, 10/1/29 *                                      2,730          2,730
                                                                   ----------
                                                                        7,435
                                                                   ----------

MISSOURI (1.2%)
State Health & Educational Facilities
   Authority, Drury University,
   1.15%, 8/15/28 *                                      1,800          1,800
State Health & Educational Facilities
   Authority, Missouri Valley College,
   1.15%, 10/1/31 *                                        100            100
                                                                   ----------
                                                                        1,900
                                                                   ----------





Continued




                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
NORTH CAROLINA (1.9%)
Capital Facilities Finance Agency,
   NCA&T University, 1.13%, 7/1/32 *                $    3,000     $    3,000
                                                                   ----------

OHIO (11.9%)
Butler County, Bond Anticipation
   Notes, Series A, GO, 2.00%, 3/11/05                     500            503
Butler County, Healthcare Facilities,
   1.10%, 5/1/27 *                                       2,000          2,000
Columbiana County, Revenue, East
   Liverpool, 1.16%, 10/1/23 *                           4,700          4,700
Coshocton County, Hospital Revenue,
   1.25%, 3/1/14 *                                         225            225
Independence, Economic Development
   Revenue, 1.16%, 12/1/16 *                             2,185          2,185
Montgomery County, Economic
   Development, Benjamin & Marian Arts
   Center, Series A, 1.16%, 4/1/11 *                     2,000          2,000
Montgomery County, Health Care
   Facilities, Community Blood Center,
   1.25%, 12/1/20 *                                      1,790          1,790
State Building Authority, State
   Facilities, Highway Safety Building,
   Series A, 5.00%, 10/1/04                              1,000          1,006
State Higher Education Facilities
   Revenue, Ashland University Project,
   1.13%, 9/1/24 *                                       2,000          2,000
Summit County, Industrial Development
   Revenue, SSP Fittings Corporate
   Project,  1.25%, 9/1/11 *                             1,080          1,080
Upper Arlington Bond Anticipation
   Notes, Street Improvements,
   2.00%, 1/12/05                                        1,000          1,004
                                                                   ----------
                                                                       18,493
                                                                   ----------

OKLAHOMA (0.2%)
Municipal Power Authority, Power
   Supply System Revenue, Series B,
   2.00%, 1/1/05                                           250            251
                                                                   ----------

PENNSYLVANIA (2.1%)
Allegheny County, Individual
   Development Authority Revenue, Sacred
   Heart High School, 1.16%, 6/1/22 *                    1,000          1,000
Higher Educational Facilities Authority
   Revenue, Association of Independent
   Colleges, Series F1, 1.07%, 5/1/20 *                  1,700          1,700
Wallingford-Swarthmore School District,
    2.00%, 11/15/04                                        500            501
                                                                   ----------
                                                                        3,201
                                                                   ----------




Continued

                                                     MUNICIPAL MONEY MARKET FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARES)
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------     ----------

MUNICIPAL BONDS, CONTINUED
TEXAS (5.1%)
Coppell Water & Sewer Revenue,
   3.00%, 9/1/04                                     $     500      $     501
Galena Park Independent School District,
   5.10%, 8/15/04                                          650            651
Harlingen, GO, 4.65%, 2/15/05                              150            153
Public Finance Authority, Series A, GO,
    6.50%, 10/1/04                                       2,000          2,018
Rockwall Waterworks & Sewer,
   3.00%, 8/1/04                                           255            255
Saginaw, GO, 2.00%, 9/1/04                                 380            380
Tax & Revenue Anticipation Notes,
   2.00%, 8/31/04                                        4,000          4,002
                                                                   ----------
                                                                        7,960
                                                                   ----------

UTAH (0.8%)
Weber County Industrial Revenue,
   Enable Industries, Inc., 1.18%, 12/1/15 *             1,185          1,185
                                                                   ----------

WASHINGTON (10.2%)
Bremerton Revenue, 1.13%, 12/1/28 *                      3,100          3,100
Franklin County School District
   No. 001, 2.00%, 12/1/04                                 475            476
Health Care Facilities Authority
   Revenue, Inland Northwest Blood,
   1.13%,  8/1/26 *                                      4,260          4,260
Higher Education Facilities Authority
   Revenue, Seattle University Project,
   2.00%, 11/1/04                                        2,470          2,476
King County School District No. 415,
   2.00%, 12/1/04                                          750            752
Metropolitan Park District, Tacoma,
   Series A, 2.00%, 12/1/04                                545            547
Richland Gold Enterprises Revenue,
   1.07%, 12/1/21 *                                      3,565          3,565
Tacoma Sewer Revenue, Series B,
   5.60%, 12/1/04                                          300            304
Yakima Water & Sewer Revenue,
   Series A, 2.00%, 11/1/04                                445            446
                                                                   ----------
                                                                       15,926
                                                                   ----------

WISCONSIN (0.2%)
Milwaukee County, Milwaukee Public
   Museum, 1.08%, 6/1/29 *                                 350            350
                                                                   ----------

TOTAL MUNICIPAL BONDS                                                 151,675
                                                                   ----------




Continued



                                                      SHARES         VALUE
                                                    ----------     ----------

MONEY MARKETS (0.4%)
AIM Tax Free Money Market Fund                          19,807    $        20
Dreyfus Tax Exempt Money
   Market Fund                                         493,293            493
Federated Tax Exempt Money
   Market Fund                                         147,253            147
                                                                   ----------

TOTAL MONEY MARKETS                                                       660
                                                                   ----------

TOTAL INVESTMENTS (AMORTIZED
   COST $155,305)(a) - 99.8%                                          155,305

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                              331
                                                                   ----------

NET ASSETS - 100.0%                                                 $ 155,636
                                                                   ==========




NOTES TO SCHEDULES OF
PORTFOLIO INVESTMENTS

* Variable rate security. Rate presented represents the rate in effect at July 31, 2004. Maturity date reflects the actual maturity date.

**   Rate represents the effective yield at purchase.

(a)  Also represents cost for federal income tax purposes.

(b) Proceeds at maturity range from $16,017 to $250,027. Collateralized by various U.S. Treasury securities.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in these Schedules of Portfolio Investments:

AMT - Alternative Minimum Tax Paper
GO - General Obligation
LOC - Letter of Credit
LLC - Limited Liability Company

See notes to schedule of portfolio investments and notes to financial statements

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2004
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------


                                                                 PRIME         INSTITUTIONAL       INSTITUTIONAL
                                                             MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
ASSETS:                                                          FUND              FUND             MARKET FUND
                                                            --------------    ---------------   -------------------
Investments, at amortized cost                              $1,290,527         $ 931,473             $458,255
Repurchase agreements, at cost                                 163,450           173,306              116,954
                                                             ---------         ---------             --------
   Total Investments, at value                               1,453,977         1,104,779              575,209
Cash                                                               --^                 1                    1
Interest receivable                                              4,273             4,069                1,093
Receivable from Advisor and affiliates                              10                 9                    9
Prepaid expenses and other assets                                   54                12                   21
                                                             ---------         ---------             --------
   Total Assets                                              1,458,314         1,108,870              576,333
                                                             ---------         ---------             --------

LIABILITIES:

Distributions payable                                              991             1,010                  461
Accrued expenses and other payables:
   Payable to Advisor and affiliates                               534               110                   61
   Distribution and administrative services fees                    86                 8                   59
   Other                                                           127                70                   55
                                                             ---------         ---------             --------
   Total Liabilities                                             1,738             1,198                  636
                                                             ---------         ---------             --------

NET ASSETS:

Paid-in Capital                                             $1,456,491        $1,107,643             $575,690
Accumulated net investment income                                   85                29                    7
Accumulated net realized gain/(loss)
      from investment transactions                                  --                --                   --
                                                             ---------         ---------             --------
   Net Assets                                               $1,456,576        $1,107,672             $575,697
                                                             =========         =========             ========

Net Assets:
   Institutional Shares                                     $1,064,622        $1,049,608             $223,852
   Class A Shares                                              387,424                NA                   NA
   Class B Shares                                                1,651                NA                   NA
   Class C Shares                                                2,843                NA                   NA
   Advisor Shares                                                   36                NA                   NA
   Select Shares                                                    NA            13,267                5,202
   Preferred Shares                                                 NA            27,206              276,373
   Trust Shares                                                     NA            17,591               70,270
                                                             ---------         ---------             --------
   Total                                                    $1,456,576        $1,107,672             $575,697
                                                             =========         =========             ========

Shares of Beneficial Interest Outstanding
 (Unlimited number of shares
 authorized, no par value):

   Institutional Shares                                      1,064,602         1,049,580              223,848
   Class A Shares                                              387,401                NA                   NA
   Class B Shares                                                1,651                NA                   NA
   Class C Shares                                                2,843                NA                   NA
   Advisor Shares                                                   36                NA                   NA
   Select Shares                                                    NA            13,267                5,202
   Preferred Shares                                                 NA            27,206              276,372
   Trust Shares                                                     NA            17,591               70,269
                                                             ---------         ---------             --------
   Total                                                     1,456,533         1,107,644              575,691
                                                             =========         =========             ========

Net Asset Value

Offering and redemption price per share-- Institutional
 Shares, Class A Shares, Class B Shares, Class C
 Shares, Advisor Shares, Select Shares, Preferred
 Shares and Trust Shares (a)                                 $    1.00         $    1.00             $   1.00
                                                             =========         =========             ========

-----------------------------------------------------------------------------------------------------------------------------------
(a) Redemption price per share for Class B Shares and Class C Shares varies by length of time shares are held.
^   Amount is less than five hundred dollars.





                                                               FIFTH THIRD FUNDS
                                            STATEMENTS OF ASSETS AND LIABILITIES
                                                                   JULY 31, 2004
                                 (AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                           GOVERNMENT           U.S. TREASURY   MICHIGAN MUNICIPAL     MUNICIPAL
                                                          MONEY MARKET          MONEY MARKET       MONEY MARKET      MONEY MARKET
ASSETS:                                                       FUND                  FUND               FUND              FUND
                                                         --------------        --------------    ----------------    -------------
Investments, at amortized cost                             $283,468              $ 607,731           $196,890         $155,305
Repurchase agreements, at cost                                   --              1,151,015                 --               --
                                                           --------             ----------           --------         --------
   Total Investments, at value                              283,468              1,758,746            196,890          155,305
Cash                                                             --                    --^                 --               --
Interest receivable                                             809                  3,871                539              457
Receivable from Advisor and affiliates                           --                      8                  2                4
Prepaid expenses and other assets                                29                     36                  5               26
                                                           --------             ----------           --------         --------
   Total Assets                                             284,306              1,762,661            197,436          155,792
                                                           --------             ----------           --------         --------

LIABILITIES:

Distributions payable                                           148                  1,365                101               90
Accrued expenses and other payables:
   Payable to Advisor and affiliates                             91                    178                 70               41
   Distribution and administrative services fees                 19                    183                --^                6
   Other                                                         30                    142                 22               19
                                                           --------             ----------           --------         --------
   Total Liabilities                                            288                  1,868                193              156
                                                           --------             ----------           --------         --------

NET ASSETS:

Paid-in Capital                                            $284,024             $1,760,951           $197,253         $155,641
Accumulated net investment income                                --                     --                (10)              --
Accumulated net realized gain/(loss)
      from investment transactions                               (6)                  (158)                --               (5)
                                                           --------             ----------           --------         --------
   Net Assets                                              $284,018             $1,760,793           $197,243         $155,636
                                                           ========             ==========           ========         ========

Net Assets:
   Institutional Shares                                    $173,865               $399,195           $197,225         $136,302
   Class A Shares                                           110,153                     NA                 18           17,590
   Class B Shares                                                NA                     NA                 NA               NA
   Class C Shares                                                NA                     NA                 NA               NA
   Advisor Shares                                                NA                     NA                 NA               NA
   Select Shares                                                 NA                 93,233                 NA              863
   Preferred Shares                                              NA              1,102,963                 NA              637
   Trust Shares                                                  NA                165,402                 NA              244
                                                           --------             ----------           --------         --------
   Total                                                   $284,018             $1,760,793           $197,243         $155,636
                                                           ========             ==========           ========         ========

Shares of Beneficial Interest Outstanding
 (Unlimited number of shares
 authorized, no par value):

   Institutional Shares                                     173,927                399,130            197,184          136,297
   Class A Shares                                           110,217                     NA                 18           17,605
   Class B Shares                                                NA                     NA                 NA               NA
   Class C Shares                                                NA                     NA                 NA               NA
   Advisor Shares                                                NA                     NA                 NA               NA
   Select Shares                                                 NA                 93,231                 NA              863
   Preferred Shares                                              NA              1,102,948                 NA              637
   Trust Shares                                                  NA                165,399                 NA              244
                                                           --------             ----------           --------         --------
   Total                                                    284,144              1,760,708            197,202          155,646
                                                           ========             ==========           ========         ========

Net Asset Value

Offering and redemption price per share-- Institutional
 Shares, Class A Shares, Class B Shares, Class C
 Shares, Advisor Shares, Select Shares, Preferred
 Shares and Trust Shares (a)                               $   1.00             $     1.00           $   1.00         $   1.00
                                                           ========             ==========           ========         ========




                        See notes to financial statements

20-21[SPREAD]

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                                 PRIME         INSTITUTIONAL      INSTITUTIONAL
                                                             MONEY MARKET      MONEY MARKET      GOVERNMENT MONEY
                                                                 FUND              FUND             MARKET FUND
                                                            --------------    --------------   --------------------
INVESTMENT INCOME:

Interest income                                                $19,981           $10,747               $6,319
Dividend income                                                    540               257                  149
                                                               -------            ------               ------
   Total Investment Income                                      20,521            11,004                6,468
                                                               -------            ------               ------

EXPENSES:

Investment advisory fees                                         6,937             3,680                2,322
Administrative fees                                              3,002             1,592                1,005
Distribution services fees--Class A Shares                       1,005                NA                   NA
Distribution services fees--Class B Shares                          19                NA                   NA
Distribution services fees--Class C Shares                           8                NA                   NA
Distribution services fees--Advisor Shares                          --^               NA                   NA
Administrative services fees--Class C Shares                         3                NA                   NA
Administrative services fees--Select Shares                         NA                 5                    4
Administrative services fees--Preferred Shares                      NA                17                  347
Administrative services fees--Trust Shares                          NA                23                  172
Accounting fees                                                    309               203                  148
Transfer and dividend disbursing agent fees                        463               250                  168
Custody fees                                                        72                55                   45
Trustees' fees and expenses                                         32                17                   12
Other expenses                                                     557               180                  181
                                                               -------            ------               ------
   Total expenses                                               12,407             6,022                4,404
                                                               -------            ------               ------
   Less: Waiver and/or reimbursement
         from Advisor and/or affiliates                         (2,008)           (3,953)              (2,355)
        Distribution services--Class A Shares,
            Class B Shares, Class C Shares and
            Advisor Shares waived                                  (17)               --                   --
                                                               -------            ------               ------
   Net Expenses                                                 10,382             2,069                2,049
                                                               -------            ------               ------

   Net Investment Income                                        10,139             8,935                4,419
                                                               -------            ------               ------

Net realized gains/(losses) on
    investment transactions                                         30                14                    1
                                                               -------            ------               ------
Change in net assets resulting from operations                 $10,169            $8,949               $4,420
                                                               =======            ======               ======


---------------------
^  Amount is less than five hundred dollars.


                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                      GOVERNMENT       U.S. TREASURY      MICHIGAN MUNICIPAL         MUNICIPAL
                                                     MONEY MARKET      MONEY MARKET          MONEY MARKET          MONEY MARKET
                                                         FUND              FUND                  FUND                  FUND
                                                    --------------    --------------      ------------------      --------------
INVESTMENT INCOME:

Interest income                                         $4,113            $17,929                $2,383               $2,244
Dividend income                                             95                217                    58                   56
                                                        ------           --------                ------               ------
   Total Investment Income                               4,208             18,146                 2,441                2,300
                                                        ------           --------                ------               ------

EXPENSES:

Investment advisory fees                                 1,547              6,899                   867                1,093
Administrative fees                                        669              2,985                   375                  378
Distribution services fees--Class A Shares                 360                 NA                   --^                   84
Distribution services fees--Class B Shares                  NA                 NA                    NA                   NA
Distribution services fees--Class C Shares                  NA                 NA                    NA                   NA
Distribution services fees--Advisor Shares                  NA                 NA                    NA                   NA
Administrative services fees--Class C Shares                NA                 NA                    NA                   NA
Administrative services fees--Select Shares                 NA                 50                    NA                    1
Administrative services fees--Preferred Shares              NA              1,262                    NA                   --^
Administrative services fees--Trust Shares                  NA                299                    NA                    6
Accounting fees                                             93                293                    61                   87
Transfer and dividend disbursing agent fees                113                453                    63                   86
Custody fees                                                30                124                    26                   28
Trustees' fees and expenses                                  8                 34                     4                    4
Other expenses                                             123                437                    56                   81
                                                        ------           --------                ------               ------
   Total expenses                                        2,943             12,836                 1,452                1,848
                                                        ------           --------                ------               ------
   Less: Waiver and/or reimbursement
         from Advisor and/or affiliates                   (187)            (6,839)                 (282)                (930)
        Distribution services--Class A Shares,
            Class B Shares, Class C Shares and
            Advisor Shares waived                          (72)                --                   --^                   --
                                                        ------           --------                ------               ------
   Net Expenses                                          2,684              5,997                 1,170                  918
                                                        ------           --------                ------               ------

   Net Investment Income                                 1,524             12,149                 1,271                1,382
                                                        ------           --------                ------               ------

Net realized gains/(losses) on
    investment transactions                                 89                 27                    --                   12
                                                        ------           --------                ------               ------
Change in net assets resulting from operations          $1,613            $12,176                $1,271               $1,394
                                                        ======           ========                ======               ======



                        See notes to financial statements

22-23 [SPREAD]

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                    PRIME                INSTITUTIONAL      INSTITUTIONAL GOVERNMENT
                                                MONEY MARKET             MONEY MARKET             MONEY MARKET
                                                    FUND                     FUND                     FUND
                                           ----------------------    --------------------    ----------------------

                                             YEAR         YEAR          YEAR       YEAR          YEAR      YEAR
                                             ENDED        ENDED         ENDED      ENDED         ENDED     ENDED
                                           JULY 31,     JULY 31,      JULY 31,   JULY 31,      JULY 31,  JULY 31,
                                             2004         2003         2004(a)     2003         2004(a)    2003
                                           ---------   ---------     ---------  ---------     ---------  --------
CHANGE IN NET ASSETS:
OPERATIONS:

  Net investment income                   $   10,139  $   20,745     $   8,935  $   7,067    $    4,419   $ 5,875
  Net realized gains/(losses) from
   investment transactions                        30          55            14          4             1         7
                                           ---------   ---------     ---------  ---------     ---------  --------
Change in net assets resulting
   from operations                            10,169      20,800         8,949      7,071         4,420     5,882
                                           ---------   ---------     ---------  ---------     ---------  --------
DISTRIBUTIONS TO SHAREHOLDERS:

  Institutional Shares                        (8,538)    (17,318)       (8,709)    (7,067)       (2,186)   (5,875)
  Class A Shares                              (1,594)     (3,247)           NA         NA            NA        NA
  Class B Shares                                  (4)         (7)           NA         NA            NA        NA
  Class C Shares                                  (3)         (1)           NA         NA            NA        NA
  Advisor Shares                                  --^         --^           NA         NA            NA        NA
  Select Shares                                   NA          NA           (60)        NA           (40)       NA
  Preferred Shares                                NA          NA           (97)        NA        (1,740)       NA
  Trust Shares                                    NA          NA           (69)        NA          (453)       NA
                                           ---------   ---------     ---------  ---------     ---------  --------
Change in net assets from
   shareholder distributions                 (10,139)    (20,573)       (8,935)    (7,067)       (4,419)   (5,875)
                                           ---------   ---------     ---------  ---------     ---------  --------
Change in net assets from fund
   share transactions                       (548,372)   (177,024)      341,635    576,489       (41,303)  191,900
                                           ---------   ---------     ---------  ---------     ---------  --------
Change in net assets                        (548,342)   (176,797)      341,649    576,493       (41,302)  191,907

NET ASSETS:

Beginning of period                        2,004,918   2,181,715       766,023    189,530       616,999   425,092
                                           ---------   ---------     ---------  ---------     ---------  --------
End of period                             $1,456,576  $2,004,918    $1,107,672  $ 766,023     $ 575,697 $ 616,999
                                           =========   =========     =========  =========     ========= =========

Accumulated Net Investment Income         $     $ 85  $       --    $       29  $      11     $       7 $      --
                                           =========   =========     =========  =========     ========= =========

--------------------------------------------------------------------------------
(a)Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select Shares, Preferred
   Shares and Trust Shares.

^  Amount is less than five hundred dollars.



                                                               FIFTH THIRD FUNDS
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       GOVERNMENT                  U.S. TREASURY                MICHIGAN MUNICIPAL
                                                      MONEY MARKET                 MONEY MARKET                    MONEY MARKET
                                                          FUND                         FUND                            FUND
                                                 ----------------------       ----------------------          ---------------------

                                                    YEAR       YEAR              YEAR         YEAR                YEAR       YEAR
                                                    ENDED      ENDED             ENDED        ENDED               ENDED      ENDED
                                                  JULY 31,   JULY 31,          JULY 31,     JULY 31,            JULY 31,   JULY 31,
                                                    2004       2003             2004(a)       2003                2004       2003
                                                 ---------  ---------         ---------    ---------           ---------  ---------
CHANGE IN NET ASSETS:
OPERATIONS:

  Net investment income                          $   1,524  $   3,518        $   12,149   $   13,711           $   1,271  $   2,209
  Net realized gains/(losses) from
   investment transactions                              89         24                27            6                  --         --
                                                 ---------  ---------         ---------    ---------           ---------  ---------
Change in net assets resulting
   from operations                                   1,613      3,542            12,176       13,717               1,271      2,209
                                                 ---------  ---------         ---------    ---------           ---------  ---------
DISTRIBUTIONS TO SHAREHOLDERS:

  Institutional Shares                              (1,109)    (2,495)           (5,196)     (13,711)             (1,271)    (2,210)
  Class A Shares                                      (370)    (1,336)               NA           NA                  --^        (1)
  Class B Shares                                        NA         NA                NA           NA                  NA         NA
  Class C Shares                                        NA         NA                NA           NA                  NA         NA
  Advisor Shares                                        NA         NA                NA           NA                  NA         NA
  Select Shares                                         NA         NA              (476)          NA                  NA         NA
  Preferred Shares                                      NA         NA            (5,778)          NA                  NA         NA
  Trust Shares                                          NA         NA              (699)          NA                  NA         NA
                                                 ---------  ---------         ---------    ---------           ---------  ---------
Change in net assets from
   shareholder distributions                        (1,479)    (3,831)          (12,149)     (13,711)             (1,271)    (2,211)
                                                 ---------  ---------         ---------    ---------           ---------  ---------
Change in net assets from fund
   share transactions                             (168,613)   (96,335)          115,861      501,547             (50,581)   (44,969)
                                                 ---------  ---------         ---------    ---------           ---------  ---------
Change in net assets                              (168,479)   (96,624)          115,888      501,553             (50,581)   (44,971)

NET ASSETS:

Beginning of period                                452,497    549,121         1,644,905    1,143,352             247,824    292,795
                                                 ---------  ---------         ---------    ---------           ---------  ---------
End of period                                    $ 284,018  $ 452,497        $1,760,793   $1,644,905           $ 197,243  $ 347,824
                                                 =========  =========         =========    =========           =========  =========

Accumulated Net Investment Income                $      --  $       8        $       --   $       --           $     (10) $     (10)
                                                 =========  =========         =========    =========           =========  =========


                                                         MUNICIPAL
                                                       MONEY MARKET
                                                           FUND
                                                   ---------------------

                                                      YEAR       YEAR
                                                      ENDED      ENDED
                                                    JULY 31,   JULY 31,
                                                     2004(a)     2003
                                                   ---------   --------
CHANGE IN NET ASSETS:
OPERATIONS:

  Net investment income                              $ 1,382    $ 2,373
  Net realized gains/(losses) from
   investment transactions                                12         (1)
                                                   ---------   --------
Change in net assets resulting
   from operations                                     1,394      2,372
                                                   ---------   --------
DISTRIBUTIONS TO SHAREHOLDERS:

  Institutional Shares                                (1,226)    (2,057)
  Class A Shares                                        (142)      (286)
  Class B Shares                                          NA         NA
  Class C Shares                                          NA         NA
  Advisor Shares                                          NA         NA
  Select Shares                                           (5)        NA
  Preferred Shares                                        (1)        NA
  Trust Shares                                           (10)        NA
                                                   ---------   --------
Change in net assets from
   shareholder distributions                          (1,384)    (2,343)
                                                   ---------   --------
Change in net assets from fund
   share transactions                                (96,892)   (38,795)
                                                   ---------   --------
Change in net assets                                 (96,882)   (38,766)

NET ASSETS:

Beginning of period                                  252,518    291,284
                                                   ---------  ---------
End of period                                      $ 155,636  $ 252,518
                                                   =========  =========

Accumulated Net Investment Income                  $      --  $       2
                                                   =========  =========


                        See notes to financial statements



24-25 [SPREAD]


FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                    PRIME                INSTITUTIONAL      INSTITUTIONAL GOVERNMENT
                                                MONEY MARKET             MONEY MARKET             MONEY MARKET
                                                    FUND                     FUND                     FUND
                                           ----------------------    --------------------    ----------------------

                                               YEAR        YEAR          YEAR       YEAR          YEAR       YEAR
                                               ENDED       ENDED         ENDED      ENDED         ENDED      ENDED
                                             JULY 31,    JULY 31,      JULY 31,   JULY 31,      JULY 31,   JULY 31,
                                               2004        2003         2004(a)     2003         2004(a)     2003
                                            ----------  ----------   ----------  ----------    ----------  ----------
SHARE TRANSACTIONS:*

Institutional Shares

  Shares issued                              2,769,748   3,514,437     3,760,386  2,541,319     1,244,240   1,977,111
  Dividends reinvested                             786       1,927         3,555      1,984           378       1,816
  Shares redeemed                           (3,271,523) (3,683,165)  (3,480,370) (1,966,814)   (1,637,764) (1,787,027)
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Institutional Shares                  (500,989)   (166,801)      283,571    576,489      (393,146)    191,900
                                            ----------  ----------   ----------  ----------    ----------  ----------

Class A Shares

  Shares issued                                304,072     870,263            NA         NA            NA          NA
  Dividends reinvested                           1,542       3,559            NA         NA            NA          NA
  Shares redeemed                             (354,892)   (884,736)           NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Class A Shares                         (49,278)    (10,914)           NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------

Class B Shares

  Shares issued                                  1,096       1,907            NA         NA            NA          NA
  Dividends reinvested                               4           7            NA         NA            NA          NA
  Shares redeemed                               (1,875)     (1,381)           NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Class B Shares                            (775)        533            NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------

Class C Shares

  Shares issued                                  5,367       8,231            NA         NA            NA          NA
  Dividends reinvested                               2           1            NA         NA            NA          NA
  Shares redeemed                               (2,680)     (8,138)           NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Class C Shares                           2,689          94            NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------

Advisor Shares

  Shares issued                                     62         138            NA         NA            NA          NA
  Dividends reinvested                              --^         --^           NA         NA            NA          NA
  Shares redeemed                                  (88)        (78)           NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Advisor Shares                             (26)         60            NA         NA            NA          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------

Select Shares

  Shares issued                                     NA          NA        46,190         NA        68,664          NA
  Dividends reinvested                              NA          NA            41         NA            --^         NA
  Shares redeemed                                   NA          NA       (32,964)        NA       (63,462)         NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Select Shares                               NA          NA        13,267         NA         5,202          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------

Preferred Shares

  Shares issued                                     NA          NA       109,370         NA     1,186,580          NA
  Dividends reinvested                              NA          NA            66         NA           590          NA
  Shares redeemed                                   NA          NA       (82,230)        NA      (910,798)         NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Preferred Shares                            NA          NA        27,206         NA       276,372          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------

Trust Shares

  Shares issued                                     NA          NA        90,278         NA       861,501          NA
  Dividends reinvested                              NA          NA            54         NA            32          NA
  Shares redeemed                                   NA          NA       (72,741)        NA      (791,264)         NA
                                            ----------  ----------   ----------  ----------    ----------  ----------
  Total Trust Shares                                NA          NA        17,591         NA        70,269          NA
                                            ----------  ----------   ----------  ----------    ----------  ----------


--------------------------------------------------------------------------------

(a)  Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select Shares, Preferred
     Shares and Trust Shares.
*    Share transactions are at a par value of $1.00 per share.
^    Amount is less than five hundred shares.



                                                               FIFTH THIRD FUNDS
       STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------


                                                             GOVERNMENT                   U.S. TREASURY
                                                            MONEY MARKET                  MONEY MARKET
                                                                FUND                          FUND
                                                       ----------------------        ----------------------

                                                             YEAR       YEAR                YEAR        YEAR
                                                             ENDED      ENDED               ENDED       ENDED
                                                           JULY 31,   JULY 31,            JULY 31,    JULY 31,
                                                             2004       2003               2004(a)      2003
                                                           ---------  ---------          ----------  ----------
SHARE TRANSACTIONS:*

Institutional Shares

  Shares issued                                              380,768    378,580           1,990,678   3,686,175
  Dividends reinvested                                            32         93                 342       1,187
  Shares redeemed                                           (482,127)  (382,443)         (3,236,738) (3,185,815)
                                                           ---------  ---------          ----------  ----------
  Total Institutional Shares                                (101,327)    (3,770)         (1,245,718)    501,547
                                                           ---------  ---------          ----------  ----------

Class A Shares

  Shares issued                                              164,601    197,984                  NA          NA
  Dividends reinvested                                           332      1,489                  NA          NA
  Shares redeemed                                           (232,219)  (292,038)                 NA          NA
                                                           ---------  ---------          ----------  ----------
  Total Class A Shares                                       (67,286)   (92,565)                 NA          NA
                                                           ---------  ---------          ----------  ----------

Class B Shares

  Shares issued                                                   NA         NA                  NA          NA
  Dividends reinvested                                            NA         NA                  NA          NA
  Shares redeemed                                                 NA         NA                  NA          NA
                                                           ---------  ---------          ----------  ----------
  Total Class B Shares                                            NA         NA                  NA          NA
                                                           ---------  ---------          ----------  ----------

Class C Shares

  Shares issued                                                   NA         NA                  NA          NA
  Dividends reinvested                                            NA         NA                  NA          NA
  Shares redeemed                                                 NA         NA                  NA          NA
                                                           ---------  ---------          ----------  ----------
  Total Class C Shares                                            NA         NA                  NA          NA
                                                           ---------  ---------          ----------  ----------

Advisor Shares

  Shares issued                                                   NA         NA                  NA          NA
  Dividends reinvested                                            NA         NA                  NA          NA
  Shares redeemed                                                 NA         NA                  NA          NA
                                                           ---------  ---------          ----------  ----------
  Total Advisor Shares                                            NA         NA                  NA          NA
                                                           ---------  ---------          ----------  ----------

Select Shares

  Shares issued                                                   NA         NA             566,393          NA
  Dividends reinvested                                            NA         NA                  --^         NA
  Shares redeemed                                                 NA         NA            (473,162)         NA
                                                           ---------  ---------          ----------  ----------
  Total Select Shares                                             NA         NA              93,231          NA
                                                           ---------  ---------          ----------  ----------

Preferred Shares

  Shares issued                                                   NA         NA           3,405,308          NA
  Dividends reinvested                                            NA         NA                 632          NA
  Shares redeemed                                                 NA         NA          (2,302,992)         NA
                                                           ---------  ---------          ----------  ----------
  Total Preferred Shares                                          NA         NA           1,102,948          NA
                                                           ---------  ---------          ----------  ----------

Trust Shares

  Shares issued                                                   NA         NA           1,327,544          NA
  Dividends reinvested                                            NA         NA                   2          NA
  Shares redeemed                                                 NA         NA          (1,162,147)         NA
                                                           ---------  ---------          ----------  ----------
  Total Trust Shares                                              NA         NA             165,399          NA
                                                           ---------  ---------          ----------  ----------





                                                        MICHIGAN MUNICIPAL                   MUNICIPAL
                                                           MONEY MARKET                    MONEY MARKET
                                                               FUND                            FUND
                                                       --------------------            --------------------

                                                         YEAR       YEAR                 YEAR        YEAR
                                                         ENDED      ENDED                ENDED       ENDED
                                                       JULY 31,   JULY 31,             JULY 31,    JULY 31,
                                                         2004       2003                2004(a)      2003
                                                       ---------  ---------            ---------   --------
SHARE TRANSACTIONS:*

Institutional Shares

  Shares issued                                          413,265    413,441              422,435    395,321
  Dividends reinvested                                       509      1,081                   92        105
  Shares redeemed                                       (464,354)  (459,333)            (485,670)  (445,294)
                                                       ---------  ---------            ---------   --------
  Total Institutional Shares                             (50,580)   (44,811)             (63,143)   (49,868)
                                                       ---------  ---------            ---------   --------

Class A Shares

  Shares issued                                              209         97              120,106    165,303
  Dividends reinvested                                        --          1                  141        297
  Shares redeemed                                           (210)      (257)            (155,739)  (154,527)
                                                       ---------  ---------            ---------   --------
  Total Class A Shares                                        (1)      (159)             (35,492)    11,073
                                                       ---------  ---------            ---------   --------

Class B Shares

  Shares issued                                               NA         NA                   NA         NA
  Dividends reinvested                                        NA         NA                   NA         NA
  Shares redeemed                                             NA         NA                   NA         NA
                                                       ---------  ---------            ---------   --------
  Total Class B Shares                                        NA         NA                   NA         NA
                                                       ---------  ---------            ---------   --------

Class C Shares

  Shares issued                                               NA         NA                   NA         NA
  Dividends reinvested                                        NA         NA                   NA         NA
  Shares redeemed                                             NA         NA                   NA         NA
                                                       ---------  ---------            ---------   --------
  Total Class C Shares                                        NA         NA                   NA         NA
                                                       ---------  ---------            ---------   --------

Advisor Shares

  Shares issued                                               NA         NA                   NA         NA
  Dividends reinvested                                        NA         NA                   NA         NA
  Shares redeemed                                             NA         NA                   NA         NA
                                                       ---------  ---------            ---------   --------
  Total Advisor Shares                                        NA         NA                   NA         NA
                                                       ---------  ---------            ---------   --------

Select Shares

  Shares issued                                               NA         NA               15,021         NA
  Dividends reinvested                                        NA         NA                    1         NA
  Shares redeemed                                             NA         NA              (14,159)        NA
                                                       ---------  ---------            ---------   --------
  Total Select Shares                                         NA         NA                  863         NA
                                                       ---------  ---------            ---------   --------

Preferred Shares

  Shares issued                                               NA         NA                  637         NA
  Dividends reinvested                                        NA         NA                   --^        NA
  Shares redeemed                                             NA         NA                   --^        NA
                                                       ---------  ---------            ---------   --------
  Total Preferred Shares                                      NA         NA                  637         NA
                                                       ---------  ---------            ---------   --------

Trust Shares

  Shares issued                                               NA         NA               17,815         NA
  Dividends reinvested                                        NA         NA                   --^        NA
  Shares redeemed                                             NA         NA              (17,571)        NA
                                                       ---------  ---------            ---------   --------
  Total Trust Shares                                          NA         NA                  244         NA
                                                       ---------  ---------            ---------   --------





26 -27 [SPREAD]

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2004, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
    Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal
    Money Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money
   Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")

The Government Money Market Fund and the Michigan Municipal Money Market Fund offer two classes of shares: Institutional Shares and Class A Shares. The Institutional Money Market Fund, the Institutional Government Money Market Fund and the U.S. Treasury Money Market Fund offer four classes of shares:
Institutional Shares, Select Shares, Preferred Shares and Trust Shares. The Prime Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Municipal Money Market Fund offers five classes of shares: Institutional Shares, Class A Shares, Select Shares, Preferred Shares and Trust Shares. Shares of the Ohio Tax Exempt Money Market Fund are currently not offered. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATIONS--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by the underlying investment company.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization or accretion of the premium or discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

(3) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.40% for the Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Money Market Fund and 0.50% for the Municipal Money Market Fund.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Advisor and Administrator have entered into an expense limitation agreement with the Trust. Under the terms of this agreement, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 30, 2003 through July 31, 2004, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):

                                                         MICHIGAN
                                                         MUNICIPAL
                                           PRIME MONEY  MONEY MARKET
                                           MARKET FUND     FUND
                                          ------------  ------------

Institutional Shares                          0.54%       0.54%
Class A Shares                                0.79%       0.79%
Class B Shares                                1.54%         NA
Class C Shares                                1.54%         NA

Amount subject to recoupment
   expiring on November 30, 2004.           $1,327        $184


                                                      INSTITUTIONAL
                                       INSTITUTIONAL    GOVERNMENT    U.S. TREASURY    MUNICIPAL
                                       MONEY MARKET    MONEY MARKET    MONEY MARKET   MONEY MARKET
                                           FUND            FUND           FUND            FUND
                                        -----------   --------------   -----------   ------------
Institutional Shares                         0.22%         0.22%           0.22%         0.38%
Class A Shares                                 NA            NA              NA          0.63%
Select Shares                                0.30%         0.30%           0.30%         0.46%
Preferred Shares                             0.37%         0.37%           0.37%         0.53%
Trust Shares                                 0.47%         0.47%           0.47%         0.63%

Amount subject to recoupment
   expiring on November 30, 2005.          $2,829         $1,704         $5,204          $594

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution services fees up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with Fifth Third Funds Distributor, Inc. with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund plus annual fees for additional classes of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(4) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. For the year ended July 31, 2004, there were no borrowings against the line of credit.

(5) FEDERAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended July 31, 2004 was as follows (Amounts in thousands):


                                                    ORDINARY                        TOTAL
                                                     INCOME       TAX EXEMPT    DISTRIBUTIONS
                                                  DISTRIBUTIONS  DISTRIBUTIONS      PAID
                                                  -------------  -------------  -------------
Prime Money Market Fund                             $10,216             --        $10,216
Institutional Money Market Fund                       8,584             --          8,584
Institutional Government Money Market Fund            4,361             --          4,361
Government Money Market Fund                          1,487             --          1,487
U.S. Treasury Money Market Fund                      11,715             --         11,715
Michigan Municipal Money Market Fund                     --         $1,267          1,267
Municipal Money Market Fund                              --          1,410          1,410


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended July 31, 2003 was as follows (Amounts in thousands):


                                                    ORDINARY                        TOTAL
                                                     INCOME       TAX EXEMPT    DISTRIBUTIONS
                                                  DISTRIBUTIONS  DISTRIBUTIONS      PAID
                                                  -------------  -------------  -------------
Prime Money Market Fund                             $22,063             --        $22,063
Institutional Money Market Fund                       6,684             --          6,684
Institutional Government Money Market Fund            6,032             --          6,032
Government Money Market Fund                          4,154             --          4,154
U.S. Treasury Money Market Fund                      14,125             --         14,125
Michigan Municipal Money Market Fund                     --         $2,357          2,357
Municipal Money Market Fund                              --          2,455          2,455

As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows (Amounts in thousands):


                                                                                               ACCUMULATED      TOTAL
                                                  UNDISTRIBUTED  UNDISTRIBUTED                 CAPITAL AND   ACCUMULATED
                                                   TAX EXEMPT      ORDINARY     DISTRIBUTIONS     OTHER       EARNINGS/
                                                     INCOME         INCOME         PAYABLE        LOSSES      (DEFICIT)
                                                   -----------   ------------   -------------  -----------   -----------
Prime Money Market Fund                                  --         $1,076       $  (991)            --        $  85
Institutional Money Market Fund                          --          1,039        (1,010)            --           29
Institutional Government Money Market Fund               --            472          (461)            --           11
Government Money Market Fund                             --            148          (148)         $  (6)          (6)
U.S. Treasury Money Market Fund                          --          1,365        (1,365)          (158)        (158)
Michigan Municipal Money Market Fund                    $97             --          (101)            --           (4)
Municipal Money Market Fund                              90             --           (90)            (5)          (5)

As of July 31, 2004, the following Funds have net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by Treasury regulations (Amounts in thousands):


                                                              EXPIRATION YEAR                          TOTAL
                                      --------------------------------------------------------------- --------
                                         2005         2008         2009         2010          2011
                                      ----------  ----------   ----------   ----------    ----------
Government Money Market Fund              $3           $ 3           --           --           --      $  6
U.S. Treasury Money Market Fund           --            99          $59           --           --       158
Municipal Money Market Fund               --            --            2           $2           $1         5

(6) CONCENTRATION OF CREDIT RISK

The Michigan Municipal Money Market Fund invests a substantial portion of its assets in debt obligations issued by the State of Michigan, and their political subdivisions, agencies and public authorities. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a fund that is not concentrated in these issuers to the same extent.

                       This page intentionally left blank.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                                           NET REALIZED
                                                          NET ASSET                       AND UNREALIZED         LESS
                                                           VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                         BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                          OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES

Year ended 7/31/00                                            $1.00              0.05            --                (0.05)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES

Year ended 7/31/00                                            $1.00              0.05            --                (0.05)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00                --^           --^                  --^
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES

10/11/00(b) to 7/31/01                                        $1.00              0.03            --                (0.03)
Year ended 7/31/02                                            $1.00              0.01            --                (0.01)
Year ended 7/31/03                                            $1.00                --^           --^                  --^
Year ended 7/31/04                                            $1.00                --^           --^                  --^
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES

5/5/02(b) to 7/31/02                                          $1.00                --^           --                   --^
Year ended 7/31/03                                            $1.00                --^           --^                  --^
Year ended 7/31/04                                            $1.00                --^           --^                  --^
----------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES

10/29/01(b) to 7/31/02                                        $1.00              0.01            --                (0.01)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00                --^           --^                  --^
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL SHARES

4/11/00(b) to 12/31/00                                        $1.00              0.05            --                (0.05)
1/1/01 to 7/31/01(c)                                          $1.00              0.03            --                (0.03)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES

Year ended 12/31/99                                           $1.00              0.05            --                (0.05)
Year ended 12/31/00                                           $1.00              0.06            --                (0.06)
1/1/01 to  7/31/01(c)                                         $1.00              0.03            --                (0.03)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SELECT SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
----------------------------------------------------------------------------------------------------------------------------------



                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)






                                                 NET ASSET
                                                  VALUE,
                                                  END OF               TOTAL
                                                  PERIOD               RETURN
-------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES

Year ended 7/31/00                                   $1.00                 5.53%
Year ended 7/31/01                                   $1.00                 5.41%
Year ended 7/31/02                                   $1.00                 2.02%
Year ended 7/31/03                                   $1.00                 1.02%
Year ended 7/31/04                                   $1.00                 0.65%
-------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES

Year ended 7/31/00                                   $1.00                 5.27%
Year ended 7/31/01                                   $1.00                 5.14%
Year ended 7/31/02                                   $1.00                 1.77%
Year ended 7/31/03                                   $1.00                 0.76%
Year ended 7/31/04                                   $1.00                 0.40%
-------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES

10/11/00(b) to 7/31/01                               $1.00                 3.10%*
Year ended 7/31/02                                   $1.00                 1.00%
Year ended 7/31/03                                   $1.00                 0.32%
Year ended 7/31/04                                   $1.00                 0.24%
-------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES

5/5/02(b) to 7/31/02                                 $1.00                 0.19%*
Year ended 7/31/03                                   $1.00                 0.32%
Year ended 7/31/04                                   $1.00                 0.23%
-------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES

10/29/01(b) to 7/31/02                               $1.00                 1.02%*
Year ended 7/31/03                                   $1.00                 0.53%
Year ended 7/31/04                                   $1.00                 0.24%
-------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL SHARES

4/11/00(b) to 12/31/00                               $1.00                 4.71%*
1/1/01 to 7/31/01(c)                                 $1.00                 2.84%*
Year ended 7/31/02                                   $1.00                 2.31%
Year ended 7/31/03                                   $1.00                 1.35%
Year ended 7/31/04                                   $1.00                 0.98%
-------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES

10/20/03(b) to 7/31/04                               $1.00                 0.70%*
-------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                               $1.00                 0.65%*
-------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES

10/20/03(b) to 7/31/04                               $1.00                 0.57%*
-------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES

Year ended 12/31/99                                  $1.00                 4.81%
Year ended 12/31/00                                  $1.00                 6.03%
1/1/01 to  7/31/01(c)                                $1.00                 2.71%*
Year ended 7/31/02                                   $1.00                 2.05%
Year ended 7/31/03                                   $1.00                 1.07%
Year ended 7/31/04                                   $1.00                 0.86%
-------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SELECT SHARES

10/20/03(b) to 7/31/04                               $1.00                 0.65%*
-------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                               $1.00                 0.59%*
-------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                               $1.00                 0.51%*
-------------------------------------------------------------------------------------



                                                                         RATIOS/SUPPLEMENTAL DATA
                                                 ---------------------------------------------------------------------------
                                                                        RATIOS OF        RATIOS OF             RATIOS OF
                                                      NET               EXPENSES             NET               EXPENSES
                                                    ASSETS,                TO            INVESTMENT               TO
                                                    END OF               AVERAGE           INCOME               AVERAGE
                                                    PERIOD                 NET           TO AVERAGE               NET
                                                   (000 'S)              ASSETS          NET ASSETS           ASSETS (a)
----------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES

Year ended 7/31/00                                $  508,414                 0.52%              5.44%               0.62%
Year ended 7/31/01                                $  802,176                 0.53%              5.11%               0.63%
Year ended 7/31/02                                $1,732,204                 0.55%              1.86%               0.65%
Year ended 7/31/03                                $1,565,589                 0.54%              1.02%               0.65%
Year ended 7/31/04                                $1,064,622                 0.54%              0.64%               0.66%
----------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES

Year ended 7/31/00                                $  215,082                 0.77%              5.29%               0.87%
Year ended 7/31/01                                $  356,091                 0.78%              4.86%               0.88%
Year ended 7/31/02                                $  447,556                 0.80%              1.71%               0.89%
Year ended 7/31/03                                $  436,687                 0.79%              0.77%               0.90%
Year ended 7/31/04                                $  387,424                 0.79%              0.40%               0.91%
----------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES

10/11/00(b) to 7/31/01                            $    1,021                 1.53%**            3.63%**             1.63%**
Year ended 7/31/02                                $    1,893                 1.55%              0.91%               1.64%
Year ended 7/31/03                                $    2,426                 1.22%              0.33%               1.65%
Year ended 7/31/04                                $    1,651                 0.95%              0.23%               1.66%
----------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES

5/5/02(b) to 7/31/02                              $       60                 1.54%**            0.48%**             1.71%**
Year ended 7/31/03                                $      154                 1.14%              0.32%               1.65%
Year ended 7/31/04                                $    2,843                 0.98%              0.25%               1.66%
----------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES

10/29/01(b) to 7/31/02                            $        2                 0.89%**            1.23%**             0.96%**
Year ended 7/31/03                                $       62                 1.02%              0.46%               1.15%
Year ended 7/31/04                                $       36                 0.96%              0.26%               1.16%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
INSTITUTIONAL SHARES

4/11/00(b) to 12/31/00                            $   47,944                 0.22%**            6.39%**             0.74%**
1/1/01 to 7/31/01(c)                              $   71,778                 0.22%**            4.78%**             0.68%**
Year ended 7/31/02                                $  189,530                 0.22%              2.11%               0.65%
Year ended 7/31/03                                $  766,023                 0.22%              1.24%               0.65%
Year ended 7/31/04                                $1,049,608                 0.22%              0.98%               0.65%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES

10/20/03(b) to 7/31/04                            $   13,267                 0.30%**            0.92%**             0.73%**
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                            $   27,206                 0.37%**            0.85%**             0.80%**
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND TRUST SHARES

10/20/03(b) to 7/31/04                            $   17,591                 0.47%**            0.75%**             0.90%**
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET
FUND INSTITUTIONAL SHARES

Year ended 12/31/99                               $  215,401                 0.37%              4.73%               0.65%
Year ended 12/31/00                               $  309,711                 0.39%              5.92%               0.63%
1/1/01 to  7/31/01(c)                             $  410,278                 0.40%**            4.56%**             0.63%**
Year ended 7/31/02                                $  425,092                 0.41%              2.03%               0.64%
Year ended 7/31/03                                $  616,999                 0.40%              1.04%               0.65%
Year ended 7/31/04                                $  223,852                 0.31%              0.79%               0.66%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
SELECT SHARES

10/20/03(b) to 7/31/04                            $    5,202                 0.30%**            0.82%**             0.75%**
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                            $  276,373                 0.37%**            0.75%**             0.82%**
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                            $   70,270                 0.47%**            0.66%**             0.92%**
----------------------------------------------------------------------------------------------------------------------------

See notes to financial highlights


34-35 [SPREAD]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                           NET REALIZED
                                                          NET ASSET                       AND UNREALIZED         LESS
                                                           VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                         BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                          OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 7/31/00                                            $1.00              0.05            --                (0.05)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00                --^           --^                  --^
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES

Year ended 7/31/00                                            $1.00              0.05            --                (0.05)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00                --^           --^                  --^
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 7/31/00                                            $1.00              0.06            --                (0.06)
Year ended 7/31/01                                            $1.00              0.05            --                (0.05)
Year ended 7/31/02                                            $1.00              0.02            --                (0.02)
Year ended 7/31/03                                            $1.00              0.01            --^               (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^               (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
SELECT SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                                        $1.00              0.01            --^               (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
TRUST SHARES

10/20/03(b) to 7/31/04                                        $1.00                --^           --^                  --^
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 12/31/99                                           $1.00              0.03            --                (0.03)
Year ended 12/31/00                                           $1.00              0.04            --                (0.04)
1/1/01 to 7/31/01(c)                                          $1.00              0.02            --                (0.02)
Year ended 7/31/02                                            $1.00              0.01            --                (0.01)
Year ended 7/31/03                                            $1.00              0.01            --                (0.01)
Year ended 7/31/04                                            $1.00              0.01            --                (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A SHARES

Year ended 12/31/99                                           $1.00              0.03            --                (0.03)
Year ended 12/31/00                                           $1.00              0.04            --                (0.04)
1/1/01 to 7/31/01(c)                                          $1.00              0.02            --                (0.02)
Year ended 7/31/02                                            $1.00              0.01            --                (0.01)
Year ended 7/31/03                                            $1.00              0.01            --                (0.01)
Year ended 7/31/04                                            $1.00                --^           --                   --^
-----------------------------------------------------------------------------------------------------------------------------------




                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
          (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                                                      NET ASSET
                                                       VALUE,
                                                       END OF               TOTAL
                                                       PERIOD               RETURN
--------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 7/31/00                                        $1.00                 5.31%
Year ended 7/31/01                                        $1.00                 5.23%
Year ended 7/31/02                                        $1.00                 1.79%
Year ended 7/31/03                                        $1.00                 0.92%
Year ended 7/31/04                                        $1.00                 0.47%
--------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES

Year ended 7/31/00                                        $1.00                 5.10%
Year ended 7/31/01                                        $1.00                 5.02%
Year ended 7/31/02                                        $1.00                 1.58%
Year ended 7/31/03                                        $1.00                 0.71%
Year ended 7/31/04                                        $1.00                 0.27%
--------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 7/31/00                                        $1.00                 5.40%
Year ended 7/31/01                                        $1.00                 5.30%
Year ended 7/31/02                                        $1.00                 1.92%
Year ended 7/31/03                                        $1.00                 1.02%
Year ended 7/31/04                                        $1.00                 0.80%
--------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
SELECT SHARES

10/20/03(b) to 7/31/04                                    $1.00                 0.59%*
--------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES

10/20/03(b) to 7/31/04                                    $1.00                 0.54%*
--------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
TRUST SHARES

10/20/03(b) to 7/31/04                                    $1.00                 0.46%*
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 12/31/99                                       $1.00                 2.86%
Year ended 12/31/00                                       $1.00                 3.73%
1/1/01 to 7/31/01(c)                                      $1.00                 1.71%*
Year ended 7/31/02                                        $1.00                 1.41%
Year ended 7/31/03                                        $1.00                 0.88%
Year ended 7/31/04                                        $1.00                 0.59%
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A SHARES

Year ended 12/31/99                                       $1.00                 2.86%
Year ended 12/31/00                                       $1.00                 3.70%
1/1/01 to 7/31/01(c)                                      $1.00                 1.57%*
Year ended 7/31/02                                        $1.00                 1.25%
Year ended 7/31/03                                        $1.00                 0.78%
Year ended 7/31/04                                        $1.00                 0.49%
--------------------------------------------------------------------------------------------




                                                                              RATIOS/SUPPLEMENTAL DATA
                                                     -----------------------------------------------------------------------------
                                                                           RATIOS OF          RATIOS OF             RATIOS OF
                                                         NET               EXPENSES               NET               EXPENSES
                                                       ASSETS,                TO              INVESTMENT               TO
                                                       END OF               AVERAGE             INCOME               AVERAGE
                                                       PERIOD                 NET             TO AVERAGE               NET
                                                      (000 'S)              ASSETS            NET ASSETS           ASSETS (a)
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                   $  211,790                 0.57%                5.17%               0.64%
Year ended 7/31/01                                   $  238,816                 0.55%                5.12%               0.60%
Year ended 7/31/02                                   $  279,059                 0.65%                1.75%               0.69%
Year ended 7/31/03                                   $  275,107                 0.61%                0.84%               0.66%
Year ended 7/31/04                                   $  173,865                 0.62%                0.47%               0.67%
----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/00                                   $  264,393                 0.77%                4.93%               0.89%
Year ended 7/31/01                                   $  248,064                 0.75%                4.92%               0.85%
Year ended 7/31/02                                   $  270,062                 0.85%                1.57%               0.94%
Year ended 7/31/03                                   $  177,390                 0.81%                0.66%               0.91%
Year ended 7/31/04                                   $  110,153                 0.82%                0.27%               0.92%
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                   $  871,657                 0.38%                5.26%               0.62%
Year ended 7/31/01                                   $1,058,407                 0.39%                5.08%               0.64%
Year ended 7/31/02                                   $1,143,352                 0.41%                1.88%               0.64%
Year ended 7/31/03                                   $1,644,905                 0.40%                0.98%               0.65%
Year ended 7/31/04                                   $  399,195                 0.30%                0.74%               0.65%
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                               $   93,233                 0.30%**              0.76%**             0.73%**
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                               $1,102,963                 0.37%**              0.69%**             0.80%**
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                               $  165,402                 0.47%**              0.58%**             0.90%**
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 12/31/99                                  $  292,619                 0.53%                2.82%               0.63%
Year ended 12/31/00                                  $  295,219                 0.53%                3.67%               0.62%
1/1/01 to 7/31/01(c)                                 $  317,543                 0.54%**              2.93%**             0.63%**
Year ended 7/31/02                                   $  292,618                 0.54%                1.41%               0.65%
Year ended 7/31/03                                   $  247,805                 0.54%                0.88%               0.67%
Year ended 7/31/04                                   $  197,225                 0.54%                0.59%               0.67%
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 12/31/99                                  $      658                 0.53%                2.82%               0.63%
Year ended 12/31/00                                  $      160                 0.54%                3.44%               0.63%
1/1/01 to 7/31/01(c)                                 $      215                 0.79%**              2.67%**             0.88%**
Year ended 7/31/02                                   $      177                 0.70%                1.26%               0.91%
Year ended 7/31/03                                   $       19                 0.64%                0.90%               0.92%
Year ended 7/31/04                                   $       18                 0.64%                0.48%               0.91%
----------------------------------------------------------------------------------------------------------------------------------



See notes to financial highlights

36-37 [SPREAD]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)





                                                                    NET REALIZED
                                   NET ASSET                       AND UNREALIZED         LESS         NET ASSET
                                    VALUE,             NET             GAINS/         DISTRIBUTIONS     VALUE,
                                  BEGINNING         INVESTMENT      (LOSSES) FROM          TO           END OF       TOTAL
                                   OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS      PERIOD       RETURN
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES

Year ended 7/31/00                     $1.00              0.04            --                (0.04)         $1.00         3.46%
Year ended 7/31/01                     $1.00              0.03            --                (0.03)         $1.00         3.44%
Year ended 7/31/02                     $1.00              0.01            --                (0.01)         $1.00         1.45%
Year ended 7/31/03                     $1.00              0.01            --^               (0.01)         $1.00         0.91%
Year ended 7/31/04                     $1.00              0.01            --^               (0.01)         $1.00         0.68%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/00                     $1.00              0.03            --                (0.03)         $1.00         3.40%
Year ended 7/31/01                     $1.00              0.03            --                (0.03)         $1.00         3.37%
Year ended 7/31/02                     $1.00              0.01            --                (0.01)         $1.00         1.38%
Year ended 7/31/03                     $1.00              0.01            --^               (0.01)         $1.00         0.80%
Year ended 7/31/04                     $1.00                --^           --^                  --^         $1.00         0.43%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                 $1.00                --^           --^                  --^         $1.00         0.47%*
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                 $1.00                --^           --^                  --^         $1.00         0.42%*
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                 $1.00                --^           --^                  --^         $1.00         0.34%*
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b)  Reflects date of commencement of operations.
(c)  The Fund changed its fiscal year end to July 31 from December 31.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.





                                                                             RATIOS/SUPPLEMENTAL DATA
                                                     ---------------------------------------------------------------------------
                                                                           RATIOS OF          RATIOS OF             RATIOS OF
                                                         NET               EXPENSES               NET               EXPENSES
                                                       ASSETS,                TO              INVESTMENT               TO
                                                       END OF               AVERAGE             INCOME               AVERAGE
                                                       PERIOD                 NET             TO AVERAGE               NET
                                                      (000 'S)              ASSETS            NET ASSETS           ASSETS (a)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL SHARES
Year ended 7/31/00                                   $  100,995                 0.31%                3.51%               0.83%
Year ended 7/31/01                                   $  190,268                 0.29%                3.33%               0.74%
Year ended 7/31/02                                   $  249,280                 0.34%                1.43%               0.77%
Year ended 7/31/03                                   $  199,439                 0.42%                0.92%               0.78%
Year ended 7/31/04                                   $  136,302                 0.38%                0.67%               0.80%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
CLASS A SHARES
Year ended 7/31/00                                   $   29,693                 0.38%                3.33%               1.08%
Year ended 7/31/01                                   $   40,981                 0.36%                3.26%               0.99%
Year ended 7/31/02                                   $   42,004                 0.41%                1.35%               1.02%
Year ended 7/31/03                                   $   53,079                 0.52%                0.80%               1.03%
Year ended 7/31/04                                   $   17,590                 0.63%                0.42%               1.05%
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
SELECT SHARES
10/20/03(b) to 7/31/04                               $      863                 0.46%**              0.62%**             0.91%**
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
PREFERRED SHARES
10/20/03(b) to 7/31/04                               $      637                 0.53%**              0.55%**             0.98%**
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
TRUST SHARES
10/20/03(b) to 7/31/04                               $      244                 0.63%**              0.44%**             1.06%**
----------------------------------------------------------------------------------------------------------------------------------



See notes to financial statements

38-39 [SPREAD]

                                                           REPORT OF INDEPENDENT
                                               REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareholders and
Trustees of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund, Fifth Third Michigan Municipal Money Market Fund and Fifth Third Municipal Money Market Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended and the financial highlights for each of the periods in the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Prime Money Market Fund, Fifth Third Government Money Market Fund, Fifth Third U.S. Treasury Money Market Fund and Fifth Third Municipal Money Market Fund for the period ended July 31, 2001 and prior were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 7, 2001. The financial highlights of the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third Michigan Municipal Money Market Fund for the period ended July 31, 2001 and prior were audited by other independent auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 4, 2001.

PricewaterhouseCoopers LLP
Columbus, Ohio
September 29, 2004

                                                               FIFTH THIRD FUNDS
                                           SUPPLEMENTAL INFORMATION (UNAUDITED):
--------------------------------------------------------------------------------


                         FIFTH THIRD FUNDS MANAGEMENT ^

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035

                              INDEPENDENT TRUSTEES
                              --------------------

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                          POSITION(S)      TERM OF                                          IN FUND
                             HELD        OFFICE AND                                         COMPLEX         OTHER
    NAME AND               WITH THE       LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN BY   DIRECTORSHIPS
  DATE OF BIRTH              FUNDS       TIME SERVED      DURING THE PAST 5 YEARS           TRUSTEE    HELD BY TRUSTEE
---------------           ----------     -----------     ------------------------         -----------  ---------------
David J. Durham             Trustee      Indefinite,     President and Chief                  35           None
Birthdate: 5/10/1945                     June 2001-      Executive Officer of Clipper
                                           Present       Products, Inc., a wholesale
                                                         distributor, 1997-Present.

J. Joseph Hale Jr.          Trustee      Indefinite,     Vice President and Chief             35           None
Birthdate: 9/11/1949                        March        Communications Officer, Cinergy
                                        2001-Present     Corp., September 2004-Present.
                                                         President, Cinergy Foundation,
                                                         November 2001-Present. President,
                                                         Cinergy Corp., Cincinnati Gas &
                                                         Electric Co., The Union Light
                                                         Heat & Power Co., July 2000-
                                                         October 2001. Vice President,
                                                         Corporate Communications,
                                                         August 1996-June 2000.

John E. Jaymont             Trustee      Indefinite,     AVP, PIANKO, Feb. 2002-              35         Printing
Birthdate: 12/5/1944                       October       Present. Business                             Industries of
                                        2001- Present    Management Consultant, April               America: Web Offset
                                                         2000-February 2002. President,           Assoc., Director; Master
                                                         Metroweb Corp. (publications               Printers of America,
                                                         printing) 1997-2000.                             Director.

David J. Gruber             Trustee     Indefinite,      Ohio Arts & Sports Facilities        35           None
Birthdate: 8/19/1963                      December       Commission (state funding oversight
                                        2003-Present     agency), CFO, April 2003-Present.
                                                         Ohio Expositions Commission (state
                                                         fair and expo center), Finance Director,
                                                         April 1996-2003.


                               INTERESTED TRUSTEE
                               ------------------

Edward Burke Carey*     Chairman-Board   Indefinite,     President of Carey Realty            35      The Foundation
Birthdate: 7/2/1945       of Trustees      January       Investments, Inc.                            of the Catholic
                                        1989-Present                                                    Diocese of
                                                                                                     Columbus-Trustee
                                                                                                     Ohio and Kentucky
                                                                                                      Chapters of the
                                                                                                    Counselors of Real
                                                                                                      Estate-Trustee,
                                                                                                         Chairman.

^ Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.

* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------


                                    OFFICERS
                                    --------

                                                                 TERM OF
                                 POSITION(S)                    OFFICE AND
                                    HELD                         LENGTH OF
      NAME                        WITH THE                         TIME               PRINCIPAL OCCUPATION(S)
AND DATE OF BIRTH                   FUNDS                         SERVED              DURING THE PAST 5 YEARS
-----------------               -----------                   -------------        -----------------------------
C. David Bunstine                 President                     Indefinite,         Employee of BISYS Fund Services
Birthdate: 7/30/65                                                 March            Limited Partnership since
                                                               2003-Present         December 1987.

Russell D. Ungerman            Vice President                  Indefinite,          Trust Officer of Fifth Third Bank,
Birthdate: 2/9/1971                                              September          1998-Present; Trust Officer of
                                                               2002-Present         Wilmington Trust Co., 1994-1998.

Rodney L. Ruehle               Vice President                   Indefinite,         Employee of BISYS Fund Services
Birthdate: 4/26/1968            and Secretary                    September          Limited Partnership since August 1995.
                                                               2001-Present

Adam S. Ness                      Treasurer                     Indefinite,         Employee of BISYS Fund services
Birthdate: 10/14/1972                                            September          Limited Partnership since June 1998.
                                                               2001-Present

Warren Leslie                Assistant Secretary                Indefinite,         Employee of BISYS Fund Services
Birthdate: 2/13/1962       and Assistant Treasurer               September          Limited Partnership since May 1995.
                                                               2001-Present

                                                               FIFTH THIRD FUNDS
                                SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


                                                                                              EXPENSE           EXPENSE
                                                                BEGINNING        ENDING         PAID             RATIO
                                                                 ACCOUNT        ACCOUNT        DURING            DURING
                                                                  VALUE          VALUE        PERIOD*           PERIOD
                                                                 2/1/04         7/31/04  2/1/04 - 7/31/04   2/1/04 - 7/31/04
                                                             -----------     ----------- ----------------   ----------------
Prime Money Market Fund                Institutional Shares   $ 1,000.00     $  1,003.40       $2.69                0.54%
                                       Class A Shares           1,000.00        1,002.10        3.93                0.79%
                                       Class B Shares           1,000.00        1,001.30        4.83                0.97%
                                       Class C Shares           1,000.00        1,001.20        4.93                0.99%
                                       Advisor Shares           1,000.00        1,001.30        4.83                0.97%

Institutional Money Market Fund        Institutional Shares     1,000.00        1,005.00        1.10                0.22%
                                       Select Shares            1,000.00        1,004.60        1.50                0.30%
                                       Preferred Shares         1,000.00        1,004.20        1.84                0.37%
                                       Trust Shares             1,000.00        1,003.70        2.34                0.47%

Institutional Government
    Money Market Fund                  Institutional Shares     1,000.00        1,004.60        1.10                0.22%
                                       Select Shares            1,000.00        1,004.20        1.49                0.30%
                                       Preferred Shares         1,000.00        1,003.80        1.84                0.37%
                                       Trust Shares             1,000.00        1,003.30        2.34                0.47%

Government Money Market Fund           Institutional Shares     1,000.00        1,002.50        3.09                0.62%
                                       Class A Shares           1,000.00        1,001.50        4.08                0.82%

U.S. Treasury Money Market Fund        Institutional Shares     1,000.00        1,004.20        1.10                0.22%
                                       Select Shares            1,000.00        1,003.80        1.49                0.30%
                                       Preferred Shares         1,000.00        1,003.50        1.84                0.37%
                                       Trust Shares             1,000.00        1,003.00        2.34                0.47%

Michigan Municipal Money Market Fund   Institutional Shares     1,000.00        1,003.00        2.69                0.54%
                                       Class A Shares           1,000.00        1,002.50        3.19                0.64%

Municipal Money Market Fund            Institutional Shares     1,000.00        1,003.30        1.89                0.38%
                                       Class A Shares           1,000.00        1,002.00        3.14                0.63%
                                       Select Shares            1,000.00        1,002.90        2.29                0.46%
                                       Preferred Shares         1,000.00        1,002.50        2.64                0.53%
                                       Trust Shares             1,000.00        1,002.00        3.14                0.63%


* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED:
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may however use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                                                              EXPENSE           EXPENSE
                                                                BEGINNING        ENDING         PAID             RATIO
                                                                 ACCOUNT        ACCOUNT        DURING            DURING
                                                                  VALUE          VALUE        PERIOD*           PERIOD
                                                                 2/1/04         7/31/04  2/1/04 - 7/31/04   2/1/04 - 7/31/04
                                                             -----------     ----------- ----------------   ----------------
Prime Money Market Fund                Institutional Shares     $ 1,000.00   $  1,022.18    $   2.72                0.54%
                                       Class A Shares           1,000.00        1,020.93        3.97                0.79%
                                       Class B Shares           1,000.00        1,020.04        4.87                0.97%
                                       Class C Shares           1,000.00        1,019.94        4.97                0.99%
                                       Advisor Shares           1,000.00        1,020.04        4.87                0.97%

Institutional Money Market Fund        Institutional Shares     1,000.00        1,023.77        1.11                0.22%
                                       Select Shares            1,000.00        1,023.37        1.51                0.30%
                                       Preferred Shares         1,000.00        1,023.02        1.86                0.37%
                                       Trust Shares             1,000.00        1,022.53        2.36                0.47%

Institutional Government
     Money Market Fund                 Institutional Shares     1,000.00        1,023.77        1.11                0.22%
                                       Select Shares            1,000.00        1,023.37        1.51                0.30%
                                       Preferred Shares         1,000.00        1,023.02        1.86                0.37%
                                       Trust Shares             1,000.00        1,022.53        2.36                0.47%

Government Money Market Fund           Institutional Shares     1,000.00        1,021.78        3.12                0.62%
                                       Class A Shares           1,000.00        1,020.79        4.12                0.82%

U.S. Treasury Money Market Fund        Institutional Shares     1,000.00        1,023.77        1.11                0.22%
                                       Select Shares            1,000.00        1,023.37        1.51                0.30%
                                       Preferred Shares         1,000.00        1,023.02        1.86                0.37%
                                       Trust Shares             1,000.00        1,022.53        2.36                0.47%

Michigan Municipal Money Market Fund   Institutional Shares     1,000.00        1,022.18        2.72                0.54%
                                       Class A Shares           1,000.00        1,021.68        3.22                0.64%

Municipal Money Market Fund            Institutional Shares     1,000.00        1,022.97        1.91                0.38%
                                       Class A Shares           1,000.00        1,021.73        3.17                0.63%
                                       Select Shares            1,000.00        1,022.58        2.31                0.46%
                                       Preferred Shares         1,000.00        1,022.23        2.66                0.53%
                                       Trust Shares             1,000.00        1,021.73        3.17                0.63%


* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.


Addresses
--------------------------------------------------------------------------------------------------------------

Fifth Third Funds                                                 Fifth Third Funds
Money Market Mutual Funds                                         3435 Stelzer Road
                                                                  Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Investment Advisor                                                Fifth Third Asset Management, Inc.
                                                                  38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------

Distributor                                                       Fifth Third Funds Distributor, Inc.
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing                   Fifth Third Bank
  Agent, Accountant and Custodian                                 38 Fountain Square Plaza
                                                                  Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------------------

Sub-Administrator                                                 BISYS Fund Services Limited Partnership
                                                                  3435 Stelzer Road
                                                                  Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent                        BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                              3435 Stelzer Road
                                                                  Columbus, Ohio 43219
--------------------------------------------------------------------------------------------------------------

Registered Independent Accountants                                PricewaterhouseCoopers LLP
                                                                  100 East Broad Street
                                                                  Suite 2100
                                                                  Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------------------

[LOGO]:
5/3 FIFTH THIRD FUNDS


9/04                                                                   AR-MMF-04

            [LOGO] FIFTH THIRD FUNDS

                   STOCK AND BOND MUTUAL FUNDS
                   ANNUAL REPORT TO SHAREHOLDERS

                   _________________
                   JULY 31, 2004

                       NOTICE OF DELIVERY OF PROSPECTUSES,
                     SEMI-ANNUAL REPORTS AND ANNUAL REPORTS

In order to reduce expenses of the Fifth Third Funds incurred in connection with the mailing of prospectuses, prospectus supplements, semi-annual reports and annual reports to multiple shareholders at the same address, Fifth Third Funds may in the future deliver one copy of a prospectus, prospectus supplement, semi-annual report or annual report to a single investor sharing a street address or post office box with other investors, provided that all such investors have the same last name or are believed to be members of the same family. If you share an address with another investor and wish to receive your own prospectus, prospectus supplements, semi-annual reports and annual reports, please call the Trust toll-free at 1-800-282-5706.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Schedules of Portfolio Investments for periods ending October 31 and April 30 will be available starting December 30, 2004, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Fifth Third Asset Management, Inc. serves as Investment Advisor to the Funds and receives a fee for their services. The Fifth Third Funds are distributed by Fifth Third Funds Distributor, Inc.

FIFTH THIRD FUNDS, LIKE ALL MUTUAL FUNDS:
o ARE NOT FDIC INSURED
o HAVE NO BANK GUARANTEE
o MAY LOSE VALUE

                                TABLE OF CONTENTS

Economic Outlook and Commentary Section .............................       1

Management Discussion of Fund Performance
Small Cap Growth Fund ...............................................       4
Mid Cap Growth Fund .................................................       6
Quality Growth Fund .................................................       8
Large Cap Core Fund .................................................      10
Equity Index Fund ...................................................      12
Balanced Fund .......................................................      14
Micro Cap Value Fund ................................................      16
Small Cap Value Fund ................................................      18
Multi Cap Value Fund ................................................      20
Disciplined Large Cap Value Fund ....................................      22
Fifth Third LifeModel Aggressive Fund SM ............................      24
Fifth Third LifeModel Moderately Aggressive Fund SM .................      26
Fifth Third LifeModel Moderate Fund SM ..............................      28
Fifth Third LifeModel Moderately Conservative Fund SM ...............      30
Fifth Third LifeModel Conservative Fund SM ..........................      32
Strategic Income Fund ...............................................      34
Select Stock Fund ...................................................      36
Technology Fund .....................................................      38
International Equity Fund . .........................................      40
Bond Fund ...........................................................      42
Intermediate Bond Fund ..............................................      44
Short Term Bond Fund ................................................      46
U.S. Government Bond Fund . .........................................      48
Municipal Bond Fund .................................................      50
Intermediate Municipal Bond Fund ....................................      52
Ohio Municipal Bond Fund ............................................      54
Michigan Municipal Bond Fund ........................................      56

Schedules of Portfolio Investments ..................................      59

Notes to Schedules of Portfolio Investments .........................     1ll

Statements of Assets and Liabilities ................................     118

Statements of Operations ............................................     123

Statements of Changes in Net Assets .................................     128

Notes to Financial Statements .......................................     146

Financial Highlights ................................................     158

Notes to Financial Highlights .......................................     182

Report of Independent Registered Public Accounting Firm .............     183

Supplemental Information ............................................     184

                                                              OUR MESSAGE TO YOU
--------------------------------------------------------------------------------

[LOGO] FROM EUPHORIA TO DESPAIR...

For the 12-month period ended July 31, 2004, investors experienced stock and bond market returns not too dissimilar from historic averages. Stocks, as represented by the S&P 500 (R) Index 1, enjoyed a total return of 13.17%, while bonds, as represented by the Lehman Brothers Intermediate Government/Credit Bond Index 2, returned 3.60%.

The ride for many investors, however, may not have felt so smooth. The influences on financial markets changed markedly from the first half of the period to the second half. Where there was euphoria in the first six months, seemingly grinding despair emerged in the latter months.

During the first half of the fiscal year, the economy saw tremendous growth from the strong fiscal and monetary stimuli applied in early 2003. Gross Domestic Product 3 growth averaged over 6.00% in the second half of 2003-nearly double the long-term average. For investors, we believe this type of environment generally benefits small cap stocks, and, indeed, from August 2003 to January 2004, small cap stocks climbed about 25.00%.

Within the second half of the period, economic growth trended back to its historical average amid mixed signals about job growth and consumer demand. The stock market struggled to make headway and although large cap stocks outperformed small cap stocks from January 2004 to July 2004, both classes posted slight declines.

Bond investors watched the yield of the benchmark 10-year Treasury change little during the fiscal year, as it started at 4.41% and ended at 4.47%. Given the strong economic growth in the second half of 2003, one would have assumed that bond yields would be higher by July 2004, but other forces combined to keep yields relatively low.

A likely inflection point for investors during the 12-month period occurred on June 13, 2003, when the yield on the benchmark 10-year Treasury closed at 3.13%. We are unlikely to see yields so low for many years, unless something goes so horribly wrong with the war on terrorism that global commerce is disrupted.

One reason behind the extremely small bond yields was a 46-year low of 1.00% on the Fed Funds Rate, the short-term lending rate set by the Federal Reserve (the "Fed"). Additionally, a generational low of 1. 70% on the year-over-year growth in the Consumer Price Index 3 (CPI), a key measure of inflation, was reported in February 2004. On June 30, 2004, the Fed began what we believe is likely to be a lengthy tightening cycle by raising the Fed Funds Rate to 1.25%, and the year-over-year CPI rate moved back up to the 3.00% range.

The close of our fiscal year finds many crosscurrents in financial markets leading to a sense of anxiety about stock prices and bond yields as investors appear focused on five main issues:

  1.  The rising price of oil
  2.  Terrorist threats
  3.  The outcome of the November election
  4.  The length and extent of the Fed tightening cycle
  5.  The durability of the economic expansion and corporate profit growth

Each of these crosscurrents has undermined, at times, what would historically have been a sanguine investing environment, featuring:

o  Corporate earnings increasing at a rate well above historical averages
o Corporate cash balances approaching $800 billion (four times 2000 levels), leading to healthy balance sheets
o  Relatively low borrowing costs for businesses and consumers
o Narrow interest rate differentials between U.S. Treasury bonds and comparable corporate bonds

Since 1960, the average economic expansion in the U.S. has lasted slightly longer than seven years. The current economic expansion began in late 2001 and is not yet three years old. If the economic expansion and corresponding corporate profit cycle end prematurely, we believe it would be highly unusual. We remain optimistic about the resiliency of the U.S. economy, as well as the global growth outlook.

We appreciate the continued confidence of our customers, and we work everyday to monitor financial markets to identify risks and opportunities on behalf of our shareholders.

The Fifth Third Funds family now offers a broader array of investment choices, encompassing multiple investment styles. Designed to meet the varied needs of our expanding customer base, these investments help diversify portfolios by offering exposure to stocks, bonds, cash and alternative investments. Ultimately, we believe that a well-diversified portfolio provides an investor with the best opportunity to build wealth over time with a reasonable level of risk.

Thank you for your continued confidence in Fifth Third Funds.

Sincerely,

/s/ Keith Wirtz

Keith Wirtz, CFA
Chief Investment Officer

/s/ John Augustine

John Augustine, CFA
Chief Investment Strategist

TERMS AND DEFINITIONS
--------------------------------------------------------------------------------

1 STANDARD & POOR'S 500 (R) INDEX ("S&P 500 (R) INDEX") IS COMPRISED OF 500 SELECTED COMMON STOCKS, MOST OF WHICH ARE LISTED ON THE NEW YORK STOCK EXCHANGE, AND IS A MEASURE OF THE U.S. STOCK MARKET AS A WHOLE.

2 THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX IS COMPOSED OF INVESTMENT GRADE CORPORATE DEBT ISSUES OF U.S. GOVERNMENT AGENCIES AND THE U.S.TREASURY.THE DEBT ISSUES ALL MAINTAIN MATURITIES WITHIN A RANGE OF ONE TO TEN YEARS.

THE ABOVE INDICES DO NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES.

3 THE GROSS DOMESTIC PRODUCT MEASURES THE MARKET VALUE OF THE GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN THE UNITED STATES. THE CONSUMER PRICE INDEX
(CPI) IS A MEASURE OF PRICE CHANGES IN CONSUMER GOODS AND SERVICES SUCH AS GASOLINE, FOOD, AND AUTOMOBILES.

THE FOREGOING INFORMATION AND OPINIONS ARE FOR GENERAL INFORMATION ONLY. FIFTH THIRD ASSET MANAGEMENT, INC. DOES NOT GUARANTEE THE ACCURACY OR COMPLETENESS, NOR ASSUME LIABILITY FOR ANY LOSS, WHICH MAY RESULT FROM THE RELIANCE BY ANY PERSON UPON ANY SUCH INFORMATION OR OPINIONS. SUCH INFORMATION AND OPINIONS ARE SUBJECT TO CHANGE WITHOUT NOTICE, ARE FOR GENERAL INFORMATION ONLY AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY OR OFFERING OF INDIVIDUAL OR PERSONALIZED INVESTMENT ADVICE.

                      This page intentionally left blank.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP GROWTH FUND

For the 12-month period ended July 31, 2004, the Fifth Third Small Cap Growth Fund (Institutional Shares) gained 7.31%, underperforming its benchmark, the Russell 2000 (R) Growth Index 1, which advanced 11.32%.

The majority of gains for both the Fund and its benchmark were realized during the first half of the period, but subsequently eroded amid inflation fears and interest rate jitters. As the concerns blossomed through the opening quarters of 2003, small cap growth investors migrated toward companies with larger market capitalizations, lower growth expectations, higher valuations and larger debt-to-capital ratios ++. Built with an emphasis on greater earnings growth expectations, lower valuations and leaner debt-to-capital ratios, the Fund lagged as a result.

Weighing significantly were the Fund's holdings in the information technology and healthcare sectors. More specifically in the technology group, the Fund's overweight positions, relative to the benchmark, in telecommunications and networking names struggled, as well as holdings in the semiconductor manufacturing and semiconductor equipment areas. Despite better than expected spending and earnings trends, many observers viewed these specialties as most vulnerable to a potential near-term peak in the technology cycle and sold them off as a result. +

In healthcare, the Fund's underweight position in outperforming service providers such as health maintenance organizations and hospitals and an overweight stake in underperforming biotechnology and pharmaceutical companies combined to hamper results. The drug-oriented names worked well until a lull following a prestigious medical conference in May. +

On the upside, the Fund's industrials sector stocks rallied as we correctly anticipated the improving economic conditions and owned a number of companies heavily leveraged to such a development. In addition, defense contractor holdings provided a boost in the wake of the Iraq war.

The consumer discretionary sector also supplied a lift as we overweighted specialty retailers that target younger consumers with lower living expenses and higher expendable income. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR    10 YEAR     VALUE 2
                                        -------   ------    -------    --------
Institutional                             7.31%     1.43%      7.76%   $ 21,112
-------------------------------------------------------------------------------
Class A*                                  1.83%     0.16%      6.97%   $ 19,611
-------------------------------------------------------------------------------
Class B**                                 1.49%     0.05%      6.68%   $ 19,092
-------------------------------------------------------------------------------
Class C**                                 6.29%     0.42%      6.69%   $ 19,104
-------------------------------------------------------------------------------
Advisor                                   6.84%     0.92%      7.22%   $ 20,074
-------------------------------------------------------------------------------
Russell 2000 (R)
Growth Index 1                           11.32%    -1.69%      6.00%   $ 17,913
-------------------------------------------------------------------------------
Lipper Small-Cap
Growth Funds Average 1                    9.62%     1.46%      8.16%   $ 24,106
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER, 29, 2001, THE QUOTED PERFORMANCE OF THE SMALL CAP GROWTH FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SMALL COMPANY GROWTH INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE.THE INCEPTION DATE FOR CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. THE QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Urban Outfitters, Inc. ..........................................  1.65%

Engineered Support Systems, Inc. ................................  1.42%

Aeropostale, Inc. ...............................................  1.34%

East West Bancorp, Inc. .........................................  1.21%

Trimble Navigation Ltd. .........................................  1.17%

RC2 Corp. .......................................................  1.14%

Comstock Resources, Inc. ........................................  1.09%

TEKELEC .........................................................  1.06%

Flir Systems, Inc. ..............................................  1.05%

Labor Ready, Inc. ...............................................  1.02%


+  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

++ DEBT-TO-CAPITAL IS A MEASURE OF A COMPANY'S FINANCIAL LEVERAGE CALCULATED BY
   DIVIDING LONG TERM DEBT BY SHAREHOLDERS EQUITY. IT INDICATES WHAT PROPORTION OF EQUITY AND DEBT THE COMPANY IS USING TO FINANCE ITS ASSETS.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

           FIFTH THIRD
            SMALL CAP
           GROWTH FUND        RUSSELL 2000(R)    LIPPER SMALL-CAP
          (INSTITUTIONAL         GROWTH            GROWTH FUNDS
              SHARES)            INDEX               AVERAGE
              -------            -----               -------
7/94          $10000            $10000               $10000
7/95           11787             13377.1              13723
7/96           13040             13781.4              15251
7/97           18068             17261.8              19394
7/98           18240             17034.6              19890
7/99           19661             19506.3              22797
7/00           23316             23628.6              31712
7/01           21404             18121.4              25546
7/02           16951             12574.5              18004
7/03           19673             16091.1              22063
7/04           21112             17913.3              24106



PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 2000 (R) Growth Index and the Lipper Small-Cap Growth Funds Average. The Russell 2000 (R) Growth Index tracks the performance of common stocks that measure the performance of the securities found in the Russell 2000 universe with higher forecasted growth values. The Lipper Small-Cap Growth Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 2000 (R) Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND

For the 12-month period ended July 31, 2004, the Fifth Third Mid Cap Growth Fund (Institutional Shares) returned 7.82%, lagging its benchmark, the Russell
MidCap (R) Growth Index 1, which gained 14.79%.

Mid-cap investors spent the first part of the period piling into speculative, lower-quality stocks, enjoying a relief rally fueled in part by tax cuts and accelerating earnings expectations. Shortly after the New Year, momentum generally shifted to higher-quality names at the slower end of the growth spectrum as signs of robust economic growth raised concerns over rising interest rates and inflation. The stark contrast discounted a large swath of the market, which contributed to the Fund's underperformance.

By far, the information technology sector created the biggest drag on performance as an overweight position, relative to the benchmark, and some poor stock picks magnified losses. By mostly avoiding the low-quality names in the communications equipment group, we missed out on one of the sector's largest rallies at the end of 2003. Conversely, we stayed too long in semiconductor stocks, which dipped as worries over end-market demand emerged this spring. +

Hindering returns on a more modest basis was the consumer discretionary sector, where some retail picks faltered.

On the upside, the market's interest in companies with steady, reliable earnings helped boost the Fund's overweight stake in the healthcare sector. More specifically, medical service and supply names performed well as long-term demographic trends supported projections for consistent growth rates. +

On a smaller scale, select stocks within the energy and industrial sectors also provided gains. Our early 2003 move into oil and natural gas exploration and production enterprises proved savvy as many of our holdings directly benefited from spiking oil prices. In the manufacturing space, many companies experienced increased demand as the economy improved. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MID CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MID-SIZE COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MID-SIZE COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR    10 YEAR     VALUE 2
                                        -------   ------    -------    --------
Institutional                             7.82%     0.83%      8.29%    $22,174
-------------------------------------------------------------------------------
Class A *                                 2.25%    -0.47%      7.55%    $20,706
-------------------------------------------------------------------------------
Class B **                                1.82%    -0.54%      7.15%    $19,948
-------------------------------------------------------------------------------
Class C **                                6.89%    -0.18%      7.31%    $20,248
-------------------------------------------------------------------------------
Advisor                                   7.39%     0.33%      7.85%    $21,285
-------------------------------------------------------------------------------
Russell MidCap (R)
Growth Index 1                           14.79%    -0.23%      9.82%    $25,524
-------------------------------------------------------------------------------
Lipper Mid-Cap Growth
Funds Average 1                           9.63%    -0.01%      8.64%    $23,939
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE MID CAP GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 24, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Biomet, Inc. ....................................................  2.01%

Fisher Scientific International, Inc. ...........................  1.98%

T. Rowe Price Group, Inc. .......................................  1.82%

Inveresk Research Group, Inc. ...................................  1.78%

Hughes Supply, Inc. .............................................  1.74%

Chico's FAS, Inc. ...............................................  1.73%

Caremerk Rx, Inc. ...............................................  1.72%

Fastenal Co. ....................................................  1.68%

Microchip Technology, Inc. ......................................  1.67%

XTO Energy, Inc. ................................................  1.65%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MID CAP GROWTH FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

          FIFTH THIRD                        LIPPER
            MID CAP                          MID-CAP
          GROWTH FUND        RUSSELL         GROWTH
         (INSTITUTIONAL     MIDCAP(R)        FUNDS
            SHARES)        GROWTH INDEX     AVERAGE
            -------        ------------     -------
  7/94     $10000           $10000          $10000
  7/95      12544            13076           13458
  7/96      12703            14023           14566
  7/97      18695            19590           19028
  7/98      19758            21222           20655
  7/99      21276            25826           24112
  7/00      27797            37128           35975
  7/01      25034            25317           26139
  7/02      17520            18055           18678
  7/03      20566            22235           21707
  7/04      22174            25524           23939


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell MidCap (R) Growth Index and the Lipper Mid-Cap Growth Funds Average. The Russell MidCap (R) Growth Index measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 (R) Growth Index. The Lipper Mid Cap Growth Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell MidCap (R) Growth Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Mid-Cap Growth Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND

For the 12-month period ended July 31, 2004, the Fifth Third Quality Growth Fund (Institutional Shares) returned 2.67%, trailing its benchmarks, the Russell
1000 (R) Growth Index 1 and the S&P 500 (R) Index 1, which gained 8.51% and 13.16%, respectively.

After enjoying strong returns through the early part of the period, the Fund stalled in mid-January 2004 amid shifting market preferences. As energy prices rose and the likelihood of an interest rate hike from the Federal Reserve increased, investors turned away from strong growth standouts and focused instead on companies with more moderate growth prospects that were perceived to be more sustainable.

In the transition, the information technology sector gave back impressive 2003 gains and finished the period with a modest advance. Additionally, the consumer discretionary sector struggled and weighed on performance as the Fund carried an overweight exposure, relative to the benchmark. More specifically, select media and retail names languished as signs emerged that nonessential consumer spending may be easing.

We also cut back on financial services names considered more sensitive to rising interest rates. Unfortunately, the market's distaste for the sector spread to companies with less exposure to interest rates, such as investment bankers, and our still-overweight stake hurt. +

From a broad perspective, the economy showed signs of changing from a consumer-driven market to one propelled by capital spending. In turn, the industrial sector surged, fueled further by the expectation that years of cost-cutting and increased productivity would lead to sizeable earnings gains. As the Fund was overweight in the group, the rally helped returns. Also providing a boost was a small, yet overweight, stake in the energy sector, which profited as oil prices spiked. +

Elsewhere, we benefited from an underweight stake in the healthcare sector, where high valuations and potential pressures on future growth rates, especially within the pharmaceutical group, proved discomforting. Select names within the group, however, currently appear to possess strong improving fundamentals and so we increased the Fund's exposure by the period's end. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES.THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR   10 YEAR      VALUE 2
                                        ------    ------    ------      -------
Institutional                            2.67%     -5.10%     9.06%     $23,814
-------------------------------------------------------------------------------
Class A*                                -2.71%     -6.30%     8.35%     $22,295
-------------------------------------------------------------------------------
Class B**                               -3.25%     -6.39%     7.93%     $21,458
-------------------------------------------------------------------------------
Class C**                                1.72%     -5.97%     8.17%     $21,928
-------------------------------------------------------------------------------
Advisor                                  2.22%     -5.55%     8.64%     $22,903
-------------------------------------------------------------------------------
Russell 1000 (R)
Growth Index 1                           8.51%     -6.96%     9.11%     $23,907
-------------------------------------------------------------------------------
S&P 500 (R) Index 1                     13.16%     -2.24%    11.09%     $28,617
-------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1                     9.53%     -3.48%     8.94%     $23,974
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES OF THE QUALITY GROWTH FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Cisco Systems, Inc. .............................................  4.13%

Boston Scientific ...............................................  4.05%

Intel Corp. .....................................................  3.79%

Microsoft Corp. .................................................  3.60%

Home Depot, Inc. ................................................  3.44%

Goldman Sachs Group, Inc. .......................................  3.06%

Analog Devices, Inc. ............................................  3.01%

Teva Pharmaceutical Industries ..................................  2.90%

Agilent Technologies ............................................  2.86%

International Game Technology ...................................  2.82%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

QUALITY GROWTH FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

             FIFTH THIRD
                QUALITY                                            LIPPER
             GROWTH FUND                                          LARGE-CAP
            (INSTITUTIONAL      RUSSELL 1000       S&P 500       CORE FUNDS
               SHARES)          GROWTH INDEX        INDEX         AVERAGE
               -------         ------------      -------------     -------
7/94          $10000             $10000            $10000         $10000
7/95           12320              13142             12607          12272
7/96           13883              15182             14694          13900
7/97           21379              23053             22351          20355
7/98           24399              27645             26666          23545
7/99           30937              34291             32053          27855
7/00           36449              42651             34927          31192
7/01           29185              27697             29924          26387
7/02           21041              19734             22858          20162
7/03           23195              22032             25289          21773
7/04           23814              23907             28617          23974


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 1000 (R) Growth Index, the S&P 500 (R) Index and the Lipper Large-Cap Core Funds Average. The Russell 1000 (R) Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500 (R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 1000 (R) Growth Index and the S&P 500(R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND

For the 12-month period ended July 31, 2004, the Fifth Third Large Cap Core Fund (Institutional Shares) advanced 12.50%, trailing its benchmarks, the Russell 1000 (R) Index 1 and the S&P 500 (R) Index 1, which returned 13.03% and 13.16%, respectively.

Smaller capitalization stocks paced the market through the second half of 2003, but after the New Year, large cap names benefited from investors' desire for more stable companies. Worries over inflation, interest rates and energy prices helped prompt the change in sentiment, which resulted in an increased premium on higher quality stocks.

Against this backdrop, the Fund remained essentially neutral, relative to the benchmark, across all market sectors, with relative performance dependent on individual security selection. At the company level, we maintained a focus on names with solid fundamentals, executable business models, and attractive valuations.

From an absolute perspective, energy was the best performing sector as a number of integrated oil companies offered considerable exposure to rising fuel prices. +

On a relative basis, the Fund outperformed in the consumer area, where tax cuts, low interest rates and an improvement in the job market contributed to an uptick in consumer spending. More specifically, the Fund was well positioned in the retail department store group within the consumer discretionary sector and in select essential product manufacturers within the consumer staples group. +

Modestly overweight, relative to the benchmark, information technology names slumped through the latter part of the period after a stellar 2003. More specifically, holdings within the semiconductor and semiconductor equipment groups sagged amid fears of an easing in demand. +

Within the telecommunications space, a couple of holdings enjoyed brief rallies, but the Fund's underweight position, especially in stocks that had longer runs, led to losses. The lengthy threat of interest rate hikes weighed on financials, where the Fund's slightly overweight stake also hurt. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR     5 YEAR   10 YEAR     VALUE 2
                                        ------     ------   -------     -------
Institutional                           12.50%     -3.93%     8.74%     $23,116
-------------------------------------------------------------------------------
Class A*                                 6.56%     -5.14%     7.95%     $21,481
-------------------------------------------------------------------------------
Class B**                                6.47%     -5.23%     7.65%     $20,899
-------------------------------------------------------------------------------
Class C**                               11.38%     -4.89%     7.65%     $20,895
-------------------------------------------------------------------------------
Russell 1000 (R) Index 1                13.03%     -1.74%    11.08%     $28,592
-------------------------------------------------------------------------------
S&P 500 (R) Index 1                     13.16%     -2.24%    11.09%     $28,617
-------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1                      9.53%     -3.48%     8.94%    $23,974
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE LARGE CAP CORE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS PERFORMANCE OF THE KENT GROWTH AND INCOME FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF DECEMBER 1, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE.THE INCEPTION DATE OF CLASS B AND CLASS C SHARES IS OCTOBER 29, 2001 .THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.

** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Microsoft Corp. .................................................  3.21%

Exxon Mobil Corp. ...............................................  3.16%

Citigroup, Inc. .................................................  2.51%

Pfizer, Inc. ....................................................  2.36%

Bank of America Corp. ...........................................  2.04%

Intel Corp. .....................................................  1.94%

IBM Corp. .......................................................  1.82%

American International Group, Inc. ..............................  1.81%

Cisco Systems, Inc. .............................................  1.54%

General Electric Co. ............................................  1.52%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

LARGE CAP CORE FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

           FIFTH THIRD
            LARGE CAP                                         LIPPER
            CORE FUND                                        LARGE-CAP
          (INSTITUTIONAL     RUSSELL 1000(R)   S&P 500       CORE FUNDS
             SHARES)             INDEX         INDEX          AVERAGE
             -------             -----         -----          -------
   7/94      $10000             $10000        $10000          $10000
   7/95       12346              12616         12607           12272
   7/96       14418              14602         14694           13900
   7/97       20162              21952         22351           20355
   7/98       23597              26092         26666           23545
   7/99       28243              31217         32053           27855
   7/00       29987              34594         34927           31192
   7/01       25340              29509         29924           26387
   7/02       19241              22750         22858           20162
   7/03       20548              25296         25289           21773
   7/04       23116              28592         28617           23974


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 1000 (R) Index, the
  S&P 500 (R) Index and the Lipper Large-Cap Core Funds Average. The Russell 1000 (R) Index measures the performance of 1,000 largest securities found in the Russell universe. The S&P 500 (R) Index measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Lipper Large-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 1000 (R) Index and the S&P 500 (R) Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND

For the 12-month period ended July 31, 2004, the Fifth Third Equity Index Fund (Institutional Shares) returned 12.75%, compared to its benchmark, the S&P
500 (R) Index 1, which advanced 13.16%.

While the Fund seeks to duplicate the returns of the S&P 500 Index, slight underperformance is expected. At times in the past, we tightened up the difference by taking advantage of market inefficiencies that occasionally occur when the Index changes its membership. But with only 1 3 additions/deletions during the 12-month period-far fewer than the historical average of 29-we had fewer opportunities to capitalize on modest pricing differences and performance slipped as a result.

The energy sector paced the Index as oil prices spiked past the $40 a barrel level and worldwide demand lingered at exceedingly high levels. Natural gas prices also benefited from a dynamic increase featuring strong demand and limited new production.

Improving economic conditions in the U.S. and elsewhere also propelled the industrial and materials groups. After years of improving efficiency and shaving payrolls against a backdrop of sagging revenues, manufacturers enjoyed a pickup in sales which translated into solid bottom line gains. Similarly, materials companies appreciated as worldwide demand surged, driving the prices of commodities such as steel, aluminum and coal higher. +

On the downside, the information technology sector slumped. After riding a rally through the second half of 2003, investors determined that earnings expectations and valuations within the group had exceeded realistic levels and began a selloff in early 2004. Questions surrounding corporate investment further accelerated the correction. +

Healthcare names also sagged, especially those within the pharmaceutical space as election-year posturing elevated debates about drug pricing and the potential for re-importing drugs from Canada. In addition, the political climate raised uncertainties among service providers and in turn, cooled investor enthusiasm.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND INVESTS SUBSTANTIALLY ALL OF ITS ASSETS IN COMMON STOCK OF COMPANIES THAT MAKE UP THE S&P 500 (R) INDEX.THE ADVISOR ATTEMPTS TO TRACK THE PERFORMANCE OF THE S&P 500 (R) INDEX TO ACHIEVE A CORRELATION OF 0.95 BETWEEN THE PERFORMANCE OF THE FUND AND THAT OF THE S&P 500(R) INDEX WITHOUT TAKING INTO ACCOUNT THE FUND'S EXPENSES.

IT IS IMPORTANT TO REMEMBER THAT THERE ARE RISKS ASSOCIATED WITH INDEX INVESTING, INCLUDING THE POTENTIAL RISK OF MARKET DECLINE, AS WELL AS THE RISKS ASSOCIATED WITH INVESTING IN SPECIFIC COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR     5 YEAR    10 YEAR    VALUE 2
                                        ------     ------    -------    -------
Institutional                           12.75%     -2.58%     10.59%    $27,362
-------------------------------------------------------------------------------
Class A*                                 6.87%     -3.82%      9.76%    $25,370
-------------------------------------------------------------------------------
Class B**                                6.64%     -3.93%      9.52%    $24,825
-------------------------------------------------------------------------------
Class C**                               11.66%     -3.55%      9.52%    $24,837
-------------------------------------------------------------------------------
Advisor                                 12.21%     -3.05%     10.08%    $26,131
-------------------------------------------------------------------------------
Select                                  12.61%     -2.66%     10.53%    $27,206
-------------------------------------------------------------------------------
Preferred                               12.59%     -2.72%     10.47%    $27,059
-------------------------------------------------------------------------------
Trust                                   12.49%     -2.82%     10.36%    $26,798
-------------------------------------------------------------------------------
S&P 500 (R) Index 1                     13.16%     -2.24%     11.09%    $28,617
-------------------------------------------------------------------------------
Lipper S&P 500 (R)
Index Objective Funds
Average 1                               12.46%     -2.76%     10.65%    $27,509
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE OF THE EQUITY INDEX FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INDEX EQUITY FUND INVESTMENT SHARES, WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR MAXIMUM SALES CHARGE.THE INCEPTION DATE FOR THE CLASS B, CLASS C AND ADVISOR SHARES IS OCTOBER 29, 2001. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF CLASS B, CLASS C AND ADVISOR SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES. THE INCEPTION DATE FOR THE SELECT, PREFERRED AND TRUST SHARES IS OCTOBER 20, 2003. PRIOR TO SUCH DATE, QUOTED PERFORMANCE OF THE SELECT, PREFERRED AND TRUST SHARES REFLECTS PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR SELECT, PREFERRED AND TRUST SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN effect, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

General Electric Co. ............................................  3.12%

Microsoft Corp. .................................................  2.77%

Exxon Mobil Corp. ...............................................  2.74%

Pfizer, Inc. ....................................................  2.20%

Wal-Mart Stores, Inc. ...........................................  2.07%

Citigroup, Inc. .................................................  2.05%

American International Group, Inc. ..............................  1.66%

Bank of America Corp. ...........................................  1.57%

Johnson & Johnson ...............................................  1.48%

Intel Corp. .....................................................  1.42%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

EQUITY INDEX FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

              FIFTH THIRD
                EQUITY                                  LIPPER
              INDEX FUND                            S&P 500(R) INDEX
            (INSTITUTIONAL         S&P 500(R)        OBJECTIVE FUNDS
                SHARES)              INDEX              AVERAGE
                -------           -----------           -------
   7/94         $10000              $10000              $10000
   7/95          12502               12607               12552
   7/96          14488               14694               14570
   7/97          21866               22351               22050
   7/98          25993               26666               26199
   7/99          31181               32053               31393
   7/00          33830               34927               34079
   7/01          28903               29924               29102
   7/02          22018               22858               22143
   7/03          24268               25289               24404
   7/04          27362               28617               27509


The minimum investment for the Institutional Share Class is $5 million, based on the initial investment of $5 million the ending value for the Institutional Shares would have been $13,680,875.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the S&P 500 (R) Index, which measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole, and the Lipper S&P 500 (R) Index Objective Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The S&P 500 (R) Index is an unmanaged index and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper S&P 500 (R) Index Objective Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND

For the 12-month period ended July 31, 2004, the Fifth Third Balanced Fund (Institutional Shares) gained 6.76%, lagging the equity index for the Fund, but outperforming the bond index. The S&P 500 (R) Index 1 and the Lehman Brothers Aggregate Bond Index 1 advanced 13.16% and 4.84%, respectively.

Equity investors' preferences swung from more speculative stocks during the first part of the period to more stable names through much of the second half. Carrying a bias toward companies with sustainable earnings, the equity portion of the Fund trailed its benchmark.

The consumer discretionary sector weighed as cable stocks underperformed and media holdings slumped amid muted advertising outlooks. Generally, we believe the ad business picks up as the economy expands, but the industry's global revenues failed to keep pace with U.S. growth. +

Our measured approach in the financial group also hampered returns. By focusing on steadier companies offering a broad array of services, we missed out on the rally among narrowly focused brokerages and credit card issuers. +

Effective stock selection boosted the performance of the consumer staples and healthcare sectors. Having invested in some large personal care names when slower growth companies fell out of favor in 2003, we enjoyed a rebound in the steady performers after the New Year. Similarly, targeted buys within the medical device and large pharmaceutical areas worked well. +

On the fixed income side of the Fund, mortgage-backed securities boosted returns as we built an overweight position in the wake of a highly volatile period in the home loan market and recognized gains as it stabilized. Corporate issues also contributed positively, although rising values prompted us to pare back the position by the period's end. +

Our commitment to quality fixed income investments modestly hampered returns as riskier corporate securities outperformed during the first part of the period and sustained gains throughout the second half.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR     5 YEAR    10 YEAR    VALUE 2
                                        ------     ------    -------    -------
Institutional                            6.76%     -0.17%      8.04%    $21,670
-------------------------------------------------------------------------------
Class A*                                 1.16%     -1.45%      7.33%    $20,285
-------------------------------------------------------------------------------
Class B**                                0.72%     -1.52%      6.92%    $19,527
-------------------------------------------------------------------------------
Class C**                                5.71%     -1.10%      7.11%    $19,879
-------------------------------------------------------------------------------
Advisor                                  6.31%     -0.76%      7.43%    $20,479
-------------------------------------------------------------------------------
S&P 500 (R) Index 1                     13.16%     -2.24%     11.09%    $28,617
-------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1                   4.84%      7.25%      7.28%    $20,195
-------------------------------------------------------------------------------
Lipper Balanced
Target Maturity Funds
Average 1                                9.23%      1.49%      8.21%    $22,318
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B, CLASS C AND ADVISOR SHARES ARE AUGUST 11, 1998, OCTOBER 11, 2000, APRIL 25, 1996 AND OCTOBER 29, 2001, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B, CLASS C AND ADVISOR SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Fannie Mae, 5.50%, 6/1/2033 TBA .................................  2.85%

Bank of America .................................................  2.78%

General Electric Co. ............................................  2.69%

Microsoft Corp. .................................................  2.57%

Allstate Corp. ..................................................  2.41%

American International Group, Inc. ..............................  2.02%

Wal-Mart Stores, Inc. ...........................................  1.99%

Exxon Mobil Corp. ...............................................  1.87%

Pfizer, Inc. ....................................................  1.72%

IBM Corp. .......................................................  1.69%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BALANCED FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

           FIFTH THIRD                                             LIPPER
          BALANCED FUND                    LEHMAN BROTHERS        BALANCED
          (INSTITUTIONAL     S&P 500(R)       AGGREGATE             FUNDS
             SHARES)           INDEX          BOND INDEX           AVERAGE
             -------           -----          ----------           -------
  7/94       $10000           $10000           $10000              $10000
  7/95        11937            12607            11011               11664
  7/96        12714            14694            11621               12804
  7/97        17606            22351            12872               16762
  7/98        19087            26666            13884               18604
  7/99        21853            32053            14230               20709
  7/00        25919            34927            15079               22230
  7/01        22903            29924            16993               21714
  7/02        19161            22858            18273               18718
  7/03        20299            25289            19263               20398
  7/04        21670            28617            20195               22318


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the S&P 500 (R) Index, which measures the performance of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole; the Lehman Brothers Aggregate Bond Index, which is generally representative of the bond market as a whole, and the Lipper Balanced Target Maturity Funds Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The S&P 500 (R) Index and the Lehman Brothers Aggregate Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Balanced Target Maturity Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in the underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICRO CAP VALUE FUND

For the 12-month period ended July 31, 2004, the Fifth Third Micro Cap Value Fund (Institutional Shares) gained 32.84%, topping its benchmark, the Russell 2000 (R) Value Index 1, which advanced 22.83%.

During the period, a number of factors converged to create an environment for robust returns in the micro cap value space. While investors discovered low valuations across the asset class and bid up prices, larger companies facing an increasingly difficult profit environment adopted the mind-set that acquisitions offer a relatively clear cut way to improve earnings. At the same time, small companies grew more receptive to buyout offers as the costs related to compliance with the Sarbanes-Oxley Act significantly eroded earnings.

Accordingly, the Fund benefited from the accelerating acquisition trend as a series of buyouts, mergers and offers allowed us to realize targeted returns quicker than expected.

One area that thrived was healthcare, where a focus on developers of innovative therapies proved beneficial. Enhancing returns was the broader market's avoidance of large cap pharmaceuticals, which freed up money for investment in smaller companies.

An underweight position, relative to the benchmark, in the energy sector hampered performance. Although the Fund's collection of oil service outfits advanced as oil prices spiked, a limited supply of micro cap companies in the group curtailed our ability to invest. +

As contrarians, we're always sifting through the unloved sections of the market, seeking out undervalued companies. In early 2003, we started accumulating basic materials companies while the rest of the market fretted about the war in Iraq. As the anxieties dissipated and the U.S. economy demonstrated solid growth, demand for materials surged, propelling select holdings higher.

Regardless of any sector trends, we remain bottom-up investors, focused on a company's intrinsic value. This approach helps explain our large underweighting, relative to the benchmark, in the financial services industry. Although many small banks rallied amid a consolidation wave, few met our valuation criteria, so we remained on the sidelines.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

MICRO CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE MICRO-CAP COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, MICRO-CAP STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                INCEPTION                      SINCE    ENDING
                                  DATE     1 YEAR    5 YEAR  INCEPTION  VALUE 2
                                  ----     ------    ------  ---------  -------
Institutional                    2/1/98    32.84%    16.49%     15.90%  $26,066
-------------------------------------------------------------------------------
Class A*                         2/1/98    25.87%    15.11%     14.86%  $24,586
-------------------------------------------------------------------------------
Class B**                        2/1/98    27.13%    15.35%     14.98%  $24,750
-------------------------------------------------------------------------------
Class C**                        2/1/98    32.13%    15.81%     15.29%  $25,189
-------------------------------------------------------------------------------
Advisor                          2/1/98    32.44%    16.08%     15.50%  $25,486
-------------------------------------------------------------------------------
Russell 2000 (R) Value
Index 1                                    22.83%    12.30%     8.98%   $17,490
-------------------------------------------------------------------------------
Lipper Small-Cap Value
Funds Average 1                            22.48%    12.06%     8.69%   $17,467
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS AGGRESSIVEVALUE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. THE INCEPTION DATE FOR CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A, CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS A, CLASS B AND CLASS C SHARES. FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MICRO CAPVALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTHTHIRD/MAXUS AGGRESSIVEVALUE FUND INVESTOR SHARES WITH AN INCEPTION DATE OF FEBRUARY 1, 1998. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Symmetricom, Inc. ...............................................  2.32%

Material Sciences Corp. .........................................  1.94%

Comstock Resources, Inc. ........................................  1.82%

Stepan Co. ......................................................  1.81%

Bassett Furniture Industries, Inc. ..............................  1.75%

Brush Wellman, Inc. .............................................  1.57%

Oregon Steel Mills, Inc. ........................................  1.56%

Hologic, Inc. ...................................................  1.53%

Steinway Musical Instruments ....................................  1.38%

Michael Baker Corp. .............................................  1.37%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICRO CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                 FIFTH THIRD                                LIPPER
               MICRO CAP VALUE                             SMALL-CAP
             FUND (INSTITUTIONAL   RUSSELL 2000           VALUE FUNDS
                   SHARES)         VALUE INDEX              AVERAGE
                   -------         -----------              -------
   2/1/98          $10000            $10000                 $10000
                    10480             11035                  11169
                    10280             10636                  10561
     7/98            9800              9803                   9791
                     8380              8735                   8347
                     9713              9527                   9341
                    10217              8604                   8418
                    12393             10028                   9982
     7/99           12151              9790                   9881
                    11305              9244                   9263
                    11799              9385                   9792
                    13004              9744                  10205
                    12373              9934                  10303
     7/00           12415             10265                  10408
                    12562             10663                  11010
                    11654             11528                  11444
                    12708             11640                  11607
                    14845             12994                  13198
     7/01           14370             12703                  13077
                    12636             11262                  11466
                    14323             13144                  13532
                    15819             14403                  14709
                    15843             14098                  14167
     7/02           13990             12003                  12340
                    12565             11097                  11447
                    14358             11643                  12059
                    14190             11051                  11395
                    15698             12101                  12336
                    18641             13562                  13704
     7/03           19622             14239                  14333
                    20867             14610                  14701
                    24323             17001                  16973
                    26445             18178                  17987
                    27127             18332                  18254
     7/04           26066             17490                  17467


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 2000 (R) Value Index and the Lipper Small-Cap Value Funds Average. The Russell 2000 (R) Value Index measures the performance of those Russell 2000 companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios. The Lipper Small-Cap Value Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 2000 (R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Value Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND

For the 12-month period ended July 31, 2004, the Fifth Third Small Cap Value Fund (Institutional Shares) advanced 20.11%, underperforming its benchmark, the Russell 2000 (R) Value Index 1, which returned 22.83%.

Investor enthusiasm that helped propel a small cap rally through the second half of 2003 gave way to fears about increasing oil prices, rising interest rates and a slowing rate of economic growth starting in January 2004. During the subsequent correction, investors preferred larger, more-stable names relative to the less-liquid small cap segment of the market.

Overweight positions, relative to the benchmark, and stock selection in two sectors hampered returns for the Fund. Positions in the telecommunications group failed to gain any traction and select names in the information technology sector tumbled after enjoying an advance during the first part of the period. +

Contributing significantly to the Fund's absolute gains were holdings in the energy sector, where the decision to overweight oil-related names during the summer of 2003 paid off handsomely. Concentrated in oil and natural gas exploration and production companies and oil services firms, the Fund was extensively exposed to the surge in oil prices during the latter part of the period. +

Stocks in the materials and industrial sectors also boosted performance and resulted in realized gains. More specifically, a number of gold mining stocks enhanced returns in the materials group, while manufacturing stocks accounted for much of the industrial sector gains as the combination of expanding economic activity and reduced operating expenses translated into markedly improved bottom lines. +

The Fund remains overweight in the healthcare sector, where it dramatically outperformed the benchmark during the period. It is also overweight in energy and information technology, while being underweight in the financial, consumer discretionary and industrial groups. +

During the second quarter of 2004, Fifth Third Asset Management assumed full investment advisory responsibilities for the Fund.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                      INCEPTION             SINCE     ENDING
                                        DATE      1 YEAR  INCEPTION   VALUE 2
                                        ----      ------  ---------  --------
Institutional                          4/1/03     20.11%    29.01%   $14,037
-------------------------------------------------------------------------------
Class A*                               4/1/03     13.83%    23.78%   $13,286
-------------------------------------------------------------------------------
Class B**                              4/1/03     14.02%    25.02%   $13,462
-------------------------------------------------------------------------------
Class C**                              4/1/03     18.85%    27.66%   $13,842
-------------------------------------------------------------------------------
Advisor                                4/1/03     19.52%    28.36%   $13,944
-------------------------------------------------------------------------------
Russell
2000 (R) Value
Index 1                                           22.83%    41.10%   $15,825
-------------------------------------------------------------------------------
Lipper Small-Cap
Core Funds Average 1                              20.10%    37.88%   $15,360
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Allegheny Energy, Inc. ..........................................  2.87%

Veritas DGC, Inc. ...............................................  2.78%

Humana, Inc. ....................................................  2.77%

Tidewater, Inc. .................................................  2.37%

Headwaters, Inc. ................................................  2.36%

Abercrombie & Fitch Co. .........................................  2.29%

Andrx Corp. .....................................................  2.25%

Photronics, Inc. ................................................  2.24%

LAM Research Corp. ..............................................  2.20%

McAfee, Inc. ....................................................  2.20%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SMALL CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                  FIFTH THIRD
                   SMALL CAP                                 LIPPER
                   VALUE FUND                               SMALL-CAP
                 (INSTITUTIONAL     RUSSELL 2000           CORE FUNDS
                    SHARES)         VALUE INDEX              AVERAGE
                    -------         -----------              -------
   4/1/03           $10000            $10000                 $10000
                     10327             10950                  10860
                     11027             12068                  11866
                     11240             12272                  12162
    7/03             11687             12884                  12786
                     12140             13374                  13379
                     11860             13220                  13165
                     12853             14298                  14248
                     13380             14847                  14774
                     13841             15384                  15164
                     14157             15916                  15695
                     14627             16224                  15948
                     14837             16449                  16087
                     14128             15598                  15463
                     14241             15786                  15613
                     14732             16588                  16270
    7/04             14037             15825                  15360


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 2000 (R) Value Index and the Lipper Small-Cap Core Funds Average. The Russell 2000 (R) Value Index measures the performance of those Russell 2000 companies with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios. The Lipper Small-Cap Core Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 2000 (R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Small-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND

For the 12-month period ended July 31, 2004, the Fifth Third Multi Cap Value Fund (Institutional Shares) advanced 19.36%, compared to its benchmark, the Russell 3000 (R) Value Index 1, which returned 18.04%.

After a lengthy stretch where more attractive values consistently appeared in the small cap universe, the pendulum swung back toward larger names during the period. In response, the majority of our new purchases involved larger holdings, a development that effectively split the Fund's allocation evenly between stocks with a market capitalization greater than $5 billion and those valued less than $5 billion.

Within the broader market, a small cap rally driven by low quality, higher beta stocks in the second half of 2003 faltered in early 2004. Anxieties over oil prices, interest rates and a slowing rate of economic growth contributed to a shift in sentiment that sent many investors looking for better quality, low beta defensive stocks.

Among the Fund's large cap stocks that benefited from the market's mood change were select food and beverage companies within the consumer staples sector. Interestingly, small cap companies in the healthcare sector added to gains while larger entities in the group languished-specifically traditional pharmaceutical concerns which contended with growing fears over a greater role for the government in setting prices. +

Elsewhere, holdings both large and small in the energy industry further enhanced the Fund's performance as uneasiness over supply lines from the Middle East combined with sustained elevated demand to push crude oil prices higher. Similarly, a manufacturing recovery, which coincided with the rebound in the U.S. economy, bolstered returns for industrials sector stocks from across the capitalization spectrum. +

Weighing on performance were small cap positions in the telecommunications group and the information technology sector, which slumped after participating in the rally during the first part of the period. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

SMALL CAPITALIZATION FUNDS TYPICALLY CARRY ADDITIONAL RISK SINCE SMALLER COMPANIES GENERALLY HAVE A HIGHER RISK OF FAILURE. HISTORICALLY, SMALLER COMPANIES' STOCKS HAVE EXPERIENCED A GREATER DEGREE OF MARKET VOLATILITY THAN LARGE COMPANY STOCKS ON AVERAGE.

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 Year     5 Year    10 Year    VALUE 2
                                        ------     ------    -------    -------
Institutional                           19.36%      9.39%     11.98%    $30,994
-------------------------------------------------------------------------------
Class A*                                13.13%      7.96%     11.23%    $28,978
-------------------------------------------------------------------------------
Class B**                               13.15%      8.36%     11.58%    $29,903
-------------------------------------------------------------------------------
Class C**                               18.22%      8.64%     11.57%    $29,895
-------------------------------------------------------------------------------
Advisor                                 18.81%      8.94%     11.73%    $30,313
-------------------------------------------------------------------------------
Russell 3000 (R) Value Index 1          18.04%      2.88%     12.13%    $31,423
-------------------------------------------------------------------------------
Russell MidCap (R) Value Index 1        23.43%      8.57%     13.43%    $35,255
-------------------------------------------------------------------------------
Lipper Multi-Cap Value
Funds Average 1                         16.61%      2.84%     10.93%    $28,682
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF APRIL 1, 1999. PRIOR TO APRIL 1, 1999, THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989.THE INCEPTION DATE FOR THE CLASS A, CLASS B AND CLASS C SHARES IS AUGUST 13, 2001. PRIOR TO SUCH DATE, THE QUOTED PERFORMANCE FOR CLASS A SHARES REFLECTS PERFORMANCE OF THE ADVISOR SHARES AND IS ADJUSTED FOR MAXIMUM SALES CHARGES. THE QUOTED PERFORMANCE OF CLASS B AND CLASS C SHARES REFLECTS THE PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. PRIOR TO AUGUST 13, 2001, THE QUOTED PERFORMANCE OF THE MULTI CAP VALUE FUND ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTHTHIRD/MAXUS EQUITY FUND INVESTOR SHARES WITH AN INCEPTION DATE OF SEPTEMBER 30, 1989. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Transocean Sedco Forex, Inc. ....................................  1.64%

Borgwarner, Inc. ................................................  1.56%

Honeywell International, Inc. ...................................  1.45%

Apple Computer, Inc. ............................................  1.33%

ConocoPhillips ..................................................  1.30%

Cigna Corp. .....................................................  1.28%

SUPERVALU, Inc. .................................................  1.26%

Marathon Oil Corp. ..............................................  1.24%

Schlumberger, Ltd. ..............................................  1.24%

Conagra Foods, Inc. .............................................  1.14%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MULTI CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

             FIFTH THIRD
              MULTI CAP                                               LIPPER
              VALUE FUND                             RUSSELL         MULTI-CAP
            (INSTITUTIONAL     RUSSELL 3000(R)       MIDCAP(R)      VALUE FUNDS
               SHARES)          VALUE INDEX        VALUE INDEX        AVERAGE
               -------          -----------        -----------        -------
  7/94         $10000             $10000             $10000           $10000
  7/95          11969              12042              12017            12111
  7/96          12625              13889              13431            13628
  7/97          18423              20562              19385            19626
  7/98          18342              23979              21541            21696
  7/99          19786              27265              23368            24339
  7/00          21900              26080              22588            24113
  7/01          25329              28615              27243            27280
  7/02          21652              23920              25150            22242
  7/03          25966              26622              28562            24530
  7/04          30994              31423              35255            28682


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 3000 (R) Value Index, the Russell MidCap (R) Value Index and the Lipper Multi Cap Value Funds Average. The Russell 3000 (R) Value Index measures the performance of those companies in the Russell 3000 (R) Index with lower price-to-book ratios and lower forecasted growth values. The Russell MidCap (R) Value Index measures the performance of those Russell mid cap companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Multi-Cap Value Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 3000 (R) Value and the Russell MidCap (R) Value Indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Multi-Cap Value Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND

For the 12-month period ended July 31, 2004, the Fifth Third Disciplined Large Cap Value Fund (Institutional Shares) advanced 19.22%, outperforming its benchmark, the Russell 1000 (R) Value Index 1, which returned 17.68%.

In a 12-month period during which investors' affections swung from low quality, higher beta ++ small cap stocks to better quality, lower beta defensive plays, the Fund's outperformance hinged on our successful anticipation of the mood change. Our analysis in the latter part of 2003 showed that stable companies with steady earnings offered more potential for appreciation, from a valuation perspective, and our conclusions proved correct.

Related moves that aided returns included a trimming of exposure to the information technology sector and an expansion within the consumer staples group. Previously equal weight, relative to the benchmark, in tech names, we cut back just in time to watch the sector dive in the latter part of the period. Conversely, we shored up on food and beverage companies and participated in the consumer staples group's gains as reliable earners led the market. +

Consistently overweight positions in the energy and industrials sectors further enhanced performance. Uneasiness over the Middle East combined with unwavering high demand levels to drive up crude oil prices, which contributed to solid gains from the energy group. Rising earnings expectations boosted industrials as manufacturing concerns enjoyed a renaissance amid the expanding U.S. economy. +

Positive developments on the economic front invoked fears of increased interest rates, which sat at multi-generational lows, and the resulting pessimism weighed on the market. Concurrently, the financial sector slumped, a development that benefited the Fund, which was underexposed due to our determination that profitability levels in the group were historically high. +

On the downside, the healthcare sector lost ground. More specifically, pharmaceutical companies struggled amid tepid outlooks due to weak product pipelines and growing fears over a greater role for the government in setting prices. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

VALUE-BASED INVESTMENTS ARE SUBJECT TO THE RISK THAT THE BROAD MARKET MAY NOT RECOGNIZE THEIR INTRINSIC VALUE.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                           ENDING
                           1 YEAR     5 YEAR    10 YEAR    VALUE 2
                           ------     ------    -------    -------
Institutional              19.22%      2.33%     10.89%    $28,108
------------------------------------------------------------------
Class A*                   13.04%      1.03%     10.15%    $26,296
------------------------------------------------------------------
Class B**                  13.07%      1.17%      9.86%    $25,614
------------------------------------------------------------------
Class C**                  18.07%      1.35%      9.88%    $25,663
------------------------------------------------------------------
Russell 1000 (R) Value
Index 1                    17.68%      2.19%     12.14%    $31,445
------------------------------------------------------------------
Lipper Equity Income
Funds Average 1            14.58%      1.65%      9.76%    $25,668
------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE QUOTED PERFORMANCE OF THE DISCIPLINED LARGE CAP VALUE FUND INCLUDES PERFORMANCE OF CERTAIN COLLECTIVELY MANAGED ACCOUNTS ADVISED BY FIFTH THIRD BANK, PRIOR TO THE DISCIPLINED LARGE CAP VALUE FUND'S COMMENCEMENT OF OPERATIONS ON JANUARY 27, 1997, AS ADJUSTED TO REFLECT THE EXPENSES ASSOCIATED WITH THE FUND (WITHOUT waivers OR REIMBURSEMENTS). THESE COLLECTIVELY MANAGED ACCOUNTS WERE NOT REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND, THEREFORE, WERE NOT SUBJECT TO THE INVESTMENT RESTRICTIONS IMPOSED BY LAW ON REGISTERED MUTUAL FUNDS. IF SUCH ACCOUNTS HAD BEEN REGISTERED, THE PERFORMANCE MAY HAVE BEEN ADVERSELY AFFECTED. THE PERFORMANCE SHOWN REFLECTS THE DEDUCTION OF FEES FOR VALUE-ADDED SERVICES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE PERFORMANCE ALSO REFLECTS REINVESTMENT OF ALL DIVIDENDS AND CAPITAL-GAINS DISTRIBUTIONS.THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE DISCIPLINED LARGE CAP VALUE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND JANUARY 27, 1997, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS PERFORMANCE OF CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES OF CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS *

Honeywell International, Inc. ...................................  3.27%

General Dynamics Corp. ..........................................  3.12%

ConocoPhillips ..................................................  2.90%

CVS Corp. .......................................................  2.87%

SunTrust Banks, Inc. ............................................  2.78%

Gannett Co., Inc. ...............................................  2.69%

Metlife Inc. ....................................................  2.48%

Dow Chemical Co. ................................................  2.41%

Chevrontexaco Corp. .............................................  2.30%

International Paper .............................................  2.29%

+  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.
++ BETA IS A MEASURE OF VOLATILITY, OR SYSTEMATIC RISK, OF A SECURITY OF
   PORTFOLIO IN COMPARISON TO THE MARKET AS A WHOLE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

DISCIPLINED LARGE CAP VALUE FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                FIFTH THIRD
                DISCIPLINED                                LIPPER
              LARGE CAP VALUE                              EQUITY
              (INSTITUTIONAL       RUSSELL 1000         INCOME FUNDS
                  SHARES)          VALUE INDEX            AVERAGE
                  -------          -----------            -------
     7/94         $10000             $10000               $10000
     7/95          11523              12090                11690
     7/96          13320              14010                13470
     7/97          19005              20851                18516
     7/98          22725              24544                20672
     7/99          25051              28222                23326
     7/00          23558              26812                22834
     7/01          24071              29155                24547
     7/02          20950              24129                20562
     7/03          23576              26722                22238
     7/04          28108              31445                25668


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 1000 (R) Value Index and the Lipper Equity Income Funds Average. The Russell 1000 (R) Value Index measures the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earning ratios, higher dividend yields and lower forecasted growth values. The Lipper Equity Income Funds Average is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 1000 (R) Value Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Equity Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
AGGRESSIVE FUND SM

For the 12-month period ended July 31, 2004, the Fifth Third LifeModel Aggressive Fund SM (Institutional Shares) returned 12.83%, while its benchmarks, the Wilshire 5000 Index 1 advanced 1 3.81 % and the Lehman Brothers Intermediate Government/Credit Bond Index 1 gained 3.59%.

During the period, the Fund was positioned to take advantage of the above-trend economic growth in the U.S. and the expansion of corporate profits.

Within the first half of the fiscal year, our bias favored stocks, small cap equities in particular. We believe this strategy worked well for our shareholders.

During the second half of the fiscal year, the emphasis remained on stocks, but was switched to large cap equities. The attraction to stocks persisted even as turbulence roiled the equity markets in the summer of 2004, due in part to the low returns offered in the bond market. We did not feel that bond investors were being rewarded with enough real yield (the figure remaining after inflation is taken into account) to compensate for emerging inflationary concerns and a looming tightening cycle from the Fed.

Reinforcing the change in bias to large cap stocks were extreme valuations in small cap stocks and the potential for higher bond yields later in the year.

We believe our posture added value for shareholders during the fiscal year as stocks outperformed bonds and there was a noticeable difference in the returns between large cap and small cap stocks from the first half of the period to the second.

At the end of the period, we remained optimistic about the U.S. economy and stock market. Possible headwinds include higher energy prices, terror threats and the unknown of the November election, but rising corporate profits and relatively low interest rates have the potential to allow the U.S. economy to continue its expansion at a moderate pace.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                      INCEPTION              SINCE      ENDING
                                        DATE      1 YEAR   INCEPTION    VALUE 2
                                      --------    ------   ---------    -------
Institutional                          8/1/02     12.83%     13.39%     $12,853
-------------------------------------------------------------------------------
Class A*                               8/1/02      6.84%     10.16%     $12,133
-------------------------------------------------------------------------------
Class B**                              8/1/02      6.70%     10.39%     $12,182
-------------------------------------------------------------------------------
Class C**                              8/1/02     11.67%     12.22%     $12,590
-------------------------------------------------------------------------------
Wilshire 5000 Index 1                             13.81%     13.31%     $12,840
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                                       3.59%      5.07%     $11,039
-------------------------------------------------------------------------------
Blended Index 3                                   12.79%     12.49%     $12,660
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR CHART]

Fifth Third Disciplined
Large Cap Value Fund                          28.40%

Fifth Third Quality
Growth Fund                                   27.43%

Fifth Third Multi
Cap Value Fund                                 9.56%

Fifth Third Mid
Cap Growth Fund                                9.27%

Fifth Third International
Equity Fund                                    7.75%

Fifth Third Small
Cap Value Fund                                 5.83%

Fifth Third Small
Cap Growth Fund                                5.69%

Fifth Third Prime
Money Market Fund                              3.09%

Fifth Third Intermediate
Bond Fund                                      2.98%

+  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
AGGRESSIVE FUND SM

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                 FIFTH THIRD
                  LIFEMODEL
                 AGGRESSIVE                                 LEHMAN BROTHERS
                    FUNDSM                                   INTERMEDIATE
               (INSTITUTIONAL       WILSHIRE 5000       GOVERNMENT/CREDIT BOND
                   SHARES)              INDEX                    INDEX
                   -------              -----                    -----
     8/1/02         $10000             $10000                   $10000
                      9970              10059                    10149
                      9070               9049                    10331
                      9680               9742                    10290
                     10440              10329                    10281
                      9798               9757                    10506
                      9497               9511                    10505
                      9387               9350                    10653
                      9346               9456                    10664
                     10098              10231                    10746
                     10820              10856                    10961
                     10990              11017                    10954
       7/03          11392              11282                    10657
                     11843              11553                    10682
                     11562              11425                    10952
                     12396              12123                    10849
                     12657              12293                    10864
                     13136              12845                    10959
                     13414              13131                    11030
                     13599              13322                    11143
                     13455              13179                    11230
                     12992              12899                    10963
                     13218              13077                    10914
                     13491              13349                    10946
       7/04          12853              12840                    11039


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

  The Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

3 The Blended Index is a hypothetical unmanaged index comprised of 90%
  Wilshire Index and 10% Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 90/10 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM

For the 12-month period ended July 31, 2004, the Fifth Third LifeModel Moderately Aggressive Fund SM (Institutional Shares) returned 10.54%, while its benchmarks, the Wilshire 5000 Index 1 advanced 13.81% and the Lehman Brothers Intermediate Government/Credit Bond Index 1 gained 3.59%.

During the period, the Fund was positioned to take advantage of the above-trend economic growth in the U.S. and the expansion of corporate profits. As a result, we maintained a consistent underweighting in bonds.

Within the first half of the fiscal year, our bias favored stocks, small cap equities in particular. We believe this strategy worked well for our shareholders.

During the second half of the fiscal year, the emphasis remained on stocks, but was switched to large cap equities. We also skewed the bond portfolio toward shorter-term bonds.

We modified our stance as small cap stocks grew increasingly expensive, relative to large cap stocks, and with the realization that the Fed may likely increase interest rates.

The attraction to stocks persisted even as turbulence roiled the equity markets in the summer of 2004, due in part to the low returns offered in the bond market. We did not feel that bond investors were being rewarded with enough real yield (the figure remaining after inflation is taken into account) to compensate for emerging inflationary concerns and a looming tightening cycle from the Fed.

We believe our posture added value for shareholders during the fiscal year as stocks outperformed bonds and there was a noticeable difference in the returns between large cap and small cap stocks from the first half of the period to the second.

At the end of the period, we remained optimistic about the U.S. economy and stock market. Possible headwinds include higher energy prices, terror threats and the unknown of the November election, but rising corporate profits and relatively low interest rates have the potential to allow the U.S. economy to continue its expansion at a moderate pace.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                      INCEPTION               SINCE     ENDING
                                        DATE      1 YEAR    INCEPTION   VALUE 2
                                        ----      ------    ---------   -------
Institutional                          8/1/02     10.54%      13.64%    $12,909
-------------------------------------------------------------------------------
Class A*                               8/1/02      4.80%      10.50%    $12,206
-------------------------------------------------------------------------------
Class B**                              8/1/02      4.47%      10.76%    $12,265
-------------------------------------------------------------------------------
Class C**                              8/1/02      9.45%      12.55%    $12,664
-------------------------------------------------------------------------------
Wilshire 5000
Index 1                                           13.81%      13.31%    $12,840
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                                       3.59%       5.07%    $11,039
-------------------------------------------------------------------------------
Blended Index 3                                   10.74%      10.84%    $12,300
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Fifth Third Disciplined
Large Cap Value Fund                          23.44%

Fifth Third Quality
Growth Fund                                   22.65%

Fifth Third Intermediate
Bond Fund                                     10.96%

Fifth Third Short Term
Bond Fund                                      7.97%

Fifth Third Multi
Cap Value Fund                                 7.61%

Fifth Third Mid
Cap Growth Fund                                7.38%

Fifth Third International
Equity Fund                                    5.82%

Fifth Third
Bond Fund                                      3.99%

Fifth Third Small Cap
Value Fund                                     3.89%

Fifth Third Small Cap
Growth Fund                                    3.80%

Fifth Third Prime
Money Market Fund                              2.49%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATELY AGGRESSIVE FUND SM

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                 FIFTH THIRD
                  LIFEMODEL                                  LEHMAN BROTHERS
                 MODERATELY                                   INTERMEDIATE
             AGGRESSIVE FUNDSM         WILSHIRE 5000     GOVERNMENT/CREDIT BOND
           (INSTITUTIONAL SHARES)          INDEX                  INDEX
           ----------------------          -----                  -----
  8/1/02             $10000               $10000                 $10000
                      10420                10059                  10149
                       9700                 9049                  10331
                      10180                 9742                  10290
                      10821                10329                  10281
                      10290                 9757                  10506
                      10120                 9511                  10505
                      10039                 9350                  10653
                      10011                 9456                  10664
                      10644                10231                  10746
                      11277                10856                  10961
                      11406                11017                  10954
    7/03              11678                11282                  10657
                      12061                11553                  10682
                      11866                11425                  10952
                      12513                12123                  10849
                      12725                12293                  10864
                      13125                12845                  10959
                      13362                13131                  11030
                      13527                13322                  11143
                      13421                13179                  11230
                      13009                12899                  10963
                      13174                13077                  10914
                      13385                13349                  10946
    7/04              12909                12840                  11039


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

  The Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

3 The Blended Index is a hypothetical unmanaged index comprised of 70%
  Wilshire Index and 30% Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 70/30 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATE FUND SM

For the 12-month period ended July 31, 2004, the Fifth Third LifeModel Moderate Fund SM (Institutional Shares) returned 8.84%, while its benchmarks, the Wilshire 5000 Index 1 advanced 13.81% and the Lehman Brothers Intermediate Government/Credit Bond Index 1 gained 3.59%.

During the period, the Fund was positioned to take advantage of the above-trend economic growth in the U.S. and the expansion of corporate profits. As a result, we maintained a consistent underweighting in bonds.

Within the first half of the fiscal year, our bias favored stocks, small cap equities in particular. We believe this strategy worked well for our shareholders.

During the second half of the fiscal year, the emphasis remained on stocks, but was switched to large cap equities. We also skewed the bond portfolio toward shorter-term bonds.

We modified our stance as small cap stocks grew increasingly expensive, relative to large cap stocks, and with the realization that the Fed may likely increase interest rates.

The attraction to stocks persisted primarily due to the low returns offered in the bond market. We did not feel that bond investors were being rewarded with enough real yield (the figure remaining after inflation is taken into account) to compensate for emerging inflationary concerns and a looming tightening cycle from the Federal Reserve.

We believe our posture added value for shareholders in the fiscal year as stocks outperformed bonds and there was a noticeable difference in the returns between large cap and small cap stocks from the first half of the period to the second.

At the end of the period, we remained optimistic about the U.S. economy and stock market. Possible headwinds include higher energy prices, terror threats and the unknown of the November election, but rising corporate profits and relatively low interest rates have the potential to allow the U.S. economy to continue its expansion at a moderate pace.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                        INCEPTION             SINCE     ENDING
                                           DATE    1 YEAR   INCEPTION   VALUE 2
                                        ---------  ------   ---------   -------
Institutional                             8/1/02    8.84%      9.76%    $12,044
-------------------------------------------------------------------------------
Class A*                                  8/1/02    3.06%      6.72%    $11,386
-------------------------------------------------------------------------------
Class B**                                 8/1/02    2.80%      6.84%    $11,413
-------------------------------------------------------------------------------
Class C**                                 8/1/02    7.76%      8.72%    $11,818
-------------------------------------------------------------------------------
Wilshire 5000 Index 1                              13.81%     13.31%    $12,840
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                                        3.59%      5.07%    $11,039
-------------------------------------------------------------------------------
Blended Index 3                                     8.70%      9.19%    $11,940
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Fifth Third Intermediate
Bond Fund                                     21.26%

Fifth Third Disciplined
Large Cap Value Fund                          17.73%

Fifth Third Quality
Growth Fund                                   17.06%

Fifth Third Short Term
Bond Fund                                     14.13%

Fifth Third
Bond Fund                                      7.12%

Fifth Third Multi
Cap Value Fund                                 5.89%

Fifth Third Mid
Cap Growth Fund                                5.73%

Fifth Third International
Equity Fund                                    3.93%

Fifth Third Small
Cap Value Fund                                 2.96%

Fifth Third Small
Cap Growth Fund                                2.86%

Fifth Third Prime
Money Market Fund                              1.33%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATE FUND SM

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                FIFTH THIRD                                 LEHMAN BROTHERS
                 LIFEMODEL                                    INTERMEDIATE
             MODERATE FUNDSM           WILSHIRE 5000     GOVERNMENT/CREDIT BOND
          (INSTITUTIONAL SHARES)           INDEX                   INDEX
          ----------------------           -----                   -----
 8/1/02             $10000                $10000                  $10000
                     10080                 10059                   10149
                      9594                  9049                   10331
                      9934                  9742                   10290
                     10365                 10329                   10281
                     10053                  9757                   10506
                      9923                  9511                   10505
                      9913                  9350                   10653
                      9894                  9456                   10664
                     10358                 10231                   10746
                     10862                 10856                   10961
                     10944                 11017                   10954
   7/03              11066                 11282                   10657
                     11339                 11553                   10682
                     11269                 11425                   10952
                     11696                 12123                   10849
                     11838                 12293                   10864
                     12129                 12845                   10959
                     12315                 13131                   11030
                     12450                 13322                   11143
                     12449                 13179                   11230
                     12107                 12899                   10963
                     12211                 13077                   10914
                     12367                 13349                   10946
   7/04              12044                 12840                   11039


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

  The Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

3 The Blended Index is a hypothetical unmanaged index comprised of 50% Wilshire
  Index and 50% Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 50/50 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATELY CONSERVATIVE FUND SM

For the 12-month period ended July 31, 2004, the Fifth Third LifeModel Moderately Conservative Fund SM (Institutional Shares) returned 7.39%, while its benchmarks, the Wilshire 5000 Index 1 advanced 13.81% and the Lehman Brothers Intermediate Government/Credit Bond Index 1 gained 3.59%.

During the first half of the period, our equity bias favored small cap stocks while we maintained a neutral maturity weighting in the bond portfolio. This strategy worked well for shareholders.

Within the second half of the fiscal year, the emphasis remained on stocks, but was switched to large cap equities. We also made a change in emphasis of the bond portfolio toward shorterterm bonds.

We modified our stance as small cap stocks grew increasingly expensive, relative to large cap stocks, and with the realization that the Fed may likely increase interest rates.

Overall, the attraction to stocks persisted primarily due to the low returns offered in the bond market. We did not feel that bond investors were being rewarded with enough real yield (the figure remaining after inflation is taken into account) to compensate for emerging inflationary concerns.

We believe our posture added value for shareholders in the fiscal year as stocks outperformed bonds.

At the end of the period, we remained optimistic about the U.S. economy and stock market. Possible headwinds include higher energy prices, terror threats and the unknown of the November election, but rising corporate profits and relatively low interest rates have the potential to allow the U.S. economy to continue its expansion at a moderate pace. The level of real yields available to bond investors, however, is still too low in our estimation.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                        INCEPTION             SINCE     ENDING
                                           DATE    1 YEAR   INCEPTION   VALUE 2
                                        ---------  ------   ---------   -------
Institutional                             8/1/02    7.39%     7.64%     $11,585
-------------------------------------------------------------------------------
Class A*                                  8/1/02    1.78%     4.60%     $10,940
-------------------------------------------------------------------------------
Class B**                                 8/1/02    1.35%     4.69%     $10,959
-------------------------------------------------------------------------------
Class C**                                 8/1/02    6.29%     6.56%     $11,354
-------------------------------------------------------------------------------
Wilshire 5000 Index 1                              13.81%    13.31%     $12,840
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                                        3.59%     5.07%     $11,039
-------------------------------------------------------------------------------
Blended Index 3                                     7.68%     8.37%     $11,759
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Fifth Third Intermediate
Bond Fund                                     26.36%

Fifth Third Short
Term Bond Fund                                18.25%

Fifth Third Disciplined
Large Cap Value Fund                          15.49%

Fifth Third Quality
Growth Fund                                   14.96%

Fifth Third
Bond Fund                                      9.15%

Fifth Third Multi
Cap Value Fund                                 4.00%

Fifth Third International
Equity Fund                                    3.95%

Fifth Third Mid
Cap Growth Fund                                3.88%

Fifth Third Small
Cap Value Fund                                 1.98%

Fifth Third Small
Cap Growth Fund                                1.93%

Fifth Third Prime
Money Market Fund                              0.05%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
MODERATELY CONSERVATIVE FUND SM

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                  FIFTH THIRD
                   LIFEMODEL                                 LEHMAN BROTHERS
                  MODERATELY                                  INTERMEDIATE
              CONSERVATIVE FUNDSM       WILSHIRE 5000     GOVERNMENT/CREDIT BOND
            (INSTITUTIONAL SHARES)         INDEX                  INDEX
            ----------------------         -----                  -----
   8/1/02            $10000                $10000                 $10000
                       9930                 10059                  10149
                       9517                  9049                  10331
                       9827                  9742                  10290
                      10188                 10329                  10281
                       9958                  9757                  10506
                       9858                  9511                  10505
                       9858                  9350                  10653
                       9844                  9456                  10664
                      10238                 10231                  10746
                      10663                 10856                  10961
                      10726                 11017                  10954
     7/03             10787                 11282                  10657
                      11000                 11553                  10682
                      10988                 11425                  10952
                      11314                 12123                  10849
                      11426                 12293                  10864
                      11674                 12845                  10959
                      11831                 13131                  11030
                      11957                 13322                  11143
                      11925                 13179                  11230
                      11620                 12899                  10963
                      11683                 13077                  10914
                      11817                 13349                  10946
     7/04             11585                 12840                  11039


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

  The Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

3 The Blended Index is a hypothetical unmanaged index comprised of 40% Wilshire
  Index and 60% Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 40/60 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
CONSERVATIVE FUND SM

For the 12-month period ended July 31, 2004, the Fifth Third LifeModel Conservative Fund SM (Institutional Shares) returned 5.44%, while its benchmarks, the Wilshire 5000 Index 1 advanced 13.81% and the Lehman Brothers Intermediate Government/Credit Bond Index 1 gained 3.59%.

Within the first half of the period, our equity bias favored small cap stocks while we maintained a neutral maturity weighting in the bond portfolio. We believe this strategy worked well for our shareholders.

During the second half of the fiscal year, the emphasis in stocks was switched to large cap equities. We also made a change in direction of the bond portfolio toward shorter-term bonds.

We modified our stance as small cap stocks grew increasingly expensive, relative to large cap stocks, and with the realization that the Fed may likely increase interest rates.

Overall, the attraction to stocks persisted primarily due to the low returns offered in the bond market. We did not feel that bond investors were being rewarded with enough real yield (the figure remaining after inflation is taken into account) to compensate for emerging inflationary concerns.

We believe our posture added value for shareholders in the fiscal year as stocks outperformed bonds.

At the end of the period, we remained optimistic about the U.S. economy and stock market. Possible headwinds include higher energy prices, terror threats and the unknown of the November election, but rising corporate profits and relatively low interest rates have the potential to allow the U.S. economy to continue its expansion at a moderate pace. The level of real yields available to bond investors, however, is still too low in our estimation.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

STOCKS ARE MORE VOLATILE AND CARRY MORE RISK AND RETURN POTENTIAL THAN OTHER FORMS OF INVESTMENTS. BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE, PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. CASH EQUIVALENTS OFFER LOW RISK AND LOW RETURN POTENTIAL.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31,2004
--------------------------------------------------------------------------------

                                        INCEPTION             SINCE     ENDING
                                          DATE     1 YEAR   INCEPTION   VALUE 2
                                        ---------  ------   ---------   -------
Institutional                             8/1/02    5.44%     6.51%     $11,343
-------------------------------------------------------------------------------
Class A*                                  8/1/02   -0.10%     3.50%     $10,712
-------------------------------------------------------------------------------
Class B**                                 8/1/02   -0.63%     3.54%     $10,719
-------------------------------------------------------------------------------
Class C**                                 8/1/02    4.34%     5.46%     $11,120
-------------------------------------------------------------------------------
Wilshire 5000 Index 1                              13.81%    13.31%     $12,840
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Bond Index 1                                        3.59%     5.07%     $11,039
-------------------------------------------------------------------------------
Blended Index 3                                     5.63%     6.72%     $11,399
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Fifth Third Intermediate
Bond Fund                                     35.82%

Fifth Third Short Term
Bond Fund                                     23.74%

Fifth Third
Bond Fund                                     12.01%

Fifth Third Disciplined
Large Cap Value Fund                           8.68%

Fifth Third Quality
Growth Fund                                    8.20%

Fifth Third Prime
Money Market Fund                              1.99%

Fifth Third Small
Cap Value Fund                                 1.95%

Fifth Third Multi
Cap Value Fund                                 1.95%

Fifth Third International
Equity Fund                                    1.94%

Fifth Third Mid
Cap Growth Fund                                1.86%

Fifth Third Small
Cap Growth Fund                                1.86%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FIFTH THIRD LIFEMODEL
CONSERVATIVE FUND SM

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                FIFTH THIRD                                LEHMAN BROTHERS
                 LIFEMODEL                                   INTERMEDIATE
           CONSERVATIVE FUNDSM         WILSHIRE 5000    GOVERNMENT/CREDIT BOND
          (INSTITUTIONAL SHARES)           INDEX                INDEX
          ----------------------           -----                -----
 8/1/02           $10000                  $10000               $10000
                   10090                   10059                10149
                    9909                    9049                10331
                   10049                    9742                10290
                   10290                   10329                10281
                   10233                    9757                10506
                   10192                    9511                10505
                   10243                    9350                10653
                   10245                    9456                10664
                   10488                   10231                10746
                   10813                   10856                10961
                   10840                   11017                10954
   7/03            10758                   11282                10657
                   10911                   11553                10682
                   10996                   11425                10952
                   11140                   12123                10849
                   11222                   12293                10864
                   11383                   12845                10959
                   11499                   13131                11030
                   11604                   13322                11143
                   11609                   13179                11230
                   11344                   12899                10963
                   11365                   13077                10914
                   11450                   13349                10946
   7/04            11343                   12840                11039


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Wilshire 5000 Index, and the Lehman Brothers Intermediate Government/Credit Bond Index. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. The Lehman Brothers Intermediate Government/Credit Bond Index is composed of investment grade corporate debt issues as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years.

  The Wilshire 5000 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

3 The Blended Index is a hypothetical unmanaged index comprised of 20% Wilshire
  Index and 80% Lehman Brothers Intermediate Government/Credit Bond Index. The Blended Index was created by Fifth Third Asset Management, Inc. The Fund will not necessarily maintain this 20/80 weighting at all times but will invest within a range of stock, bond, and money market funds as described in the prospectus.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

STRATEGIC INCOME FUND

For the 12-month period ended July 31, 2004, the Fifth Third Strategic Income Fund (Institutional Shares) advanced 7.04%, outpacing its benchmark, the Lehman Brothers Intermediate Credit Bond Index 1, which returned 4.67%.

Gradually recovering from years in the shadows of growth stocks, income-oriented assets such as real estate investment trusts (REITs), preferred stocks and dividend-paying common stocks extended a recent run of positive momentum throughout the period. As a result, the Fund delivered on its goal of providing investors with a steady source of investment income while offering a measure of protection against downside risk.

REITs excelled despite a brief sell-off in April, during which the market digested significant sector-wide gains. Although share prices have lingered at levels not traditionally supported by industry fundamentals, solid yields still abound. Additionally, increased interest from investors seeking to diversify their portfolios with real estate holdings has further propped up prices.

Preferred stocks, most of which are bond-like in that dividends are not paid out of a company's profits, also rallied. Offering higher payouts than common stocks, the specialized equities proved increasingly attractive as the broader market stalled during the latter part of the period. The heightened valuations for some of the preferred issues seemed too steep, however, so we trimmed the Fund's exposure.

Similarly, we pared back our common stock holdings after the market's runup through the closing months of 2003. Considering the slowdown in corporate profit growth, continued geopolitical uneasiness and rising oil prices, we tightened our focus on stable companies that have consistently generated dividend growth.

The flat performance of bonds modestly tempered returns. After hovering near historic lows, interest rates moved back up in the spring as the economy showed signs of strength and hints of inflation appeared. To maximize yields in such an environment, we mostly sought out corporate issues that offered richer coupons than government notes.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR    10 YEAR    VALUE 2
                                        ------    ------    -------    --------
Institutional                             7.04%     8.00%      7.95%   $ 21,484
-------------------------------------------------------------------------------
Class A*                                  1.34%     6.53%      7.18%   $ 20,005
-------------------------------------------------------------------------------
Class B**                                 1.07%     6.77%      7.19%   $ 20,027
-------------------------------------------------------------------------------
Class C**                                 6.07%     7.00%      7.15%   $ 19,950
-------------------------------------------------------------------------------
Advisor                                   6.55%     7.60%      7.72%   $ 21,038
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Credit Bond Index 1                       4.67%     7.67%      7.47%   $ 20,545
-------------------------------------------------------------------------------
Lipper Flexible Income
Funds Average 1                           3.82%     3.33%      3.66%   $ 16,041
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD STRATEGIC INCOME FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF SEPTEMBER 1, 1998. PRIOR TO SEPTEMBER 1, 1998 THE QUOTED PERFORMANCE REFLECTS THE PERFORMANCE FOR THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES. CLASS A, CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 1, 2004, APRIL 1, 2004 AND OCTOBER 29, 2001, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS A, CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATES REPRESENT THE PERFORMANCE FOR ADVISOR SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR THE RESPECTIVE SHARE CLASS. PRIOR TO OCTOBER 22, 2001, THE QUOTED PERFORMANCE FOR ADVISOR SHARES REFLECTS THE PERFORMANCE OF THE FIFTH THIRD/MAXUS INCOME FUND INVESTOR SHARES WITH AN INCEPTION DATE OF MARCH 10, 1985. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Corporate Bond Equivalents                    46.29%

Corporate Bonds                               22.47%

Real Estate Investment Trusts                 10.10%

Investment Companies                           7.89%

Common Stocks                                  5.14%

Preferred Stocks                               2.74%

Repurchase Agreements                          2.30%

U.S. Government Agencies                       1.82%

U.S. Treasury Notes                            1.25%

+  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

STRATEGIC INCOME FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

             FIFTH THIRD            LEHMAN           LIPPER
              STRATEGIC            BROTHERS         FLEXIBLE
               INCOME            INTERMEDIATE        INCOME
            INSTITUTIONAL         CREDIT BOND         FUNDS
               SHARES                INDEX           AVERAGE
               ------                -----           -------
  7/94         $10000               $10000           $10000
  7/95          10945                11060            10746
  7/96          11876                11694            11385
  7/97          13515                12947            12402
  7/98          14258                13790            12668
  7/99          14625                14200            12604
  7/00          15305                14911            12991
  7/01          17404                16924            14054
  7/02          18605                17861            14913
  7/03          20071                19627            15273
  7/04          21484                20545            16041


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Intermediate
  Credit Bond Index which is generally representative of investment grade corporate bonds with maturities from one to ten years, and the Lipper Flexible Income Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Intermediate Credit Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Flexible Income Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The Ending Value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SELECT STOCK FOUND

For the 12-month period ended July 31, 2004, the Fifth Third Select Stock Fund (Institutional Shares) returned 5.12%, trailing its benchmarks, the Russell 1000
(R) Index 1 and the Russell 1000 (R) Growth Index 1, which gained 13.03% and 8.51%, respectively..

We spent much of the period tightening the Fund's focus on 20-30 stocks, placing a premium on companies with exceptional growth fundamentals and solid potential for long-term appreciation.

At times, our stock selection runs counter to the prevailing winds in the broader market and performance may lag as a result. For example, global investment banker Goldman Sachs has seen tremendous activity in its mergers and acquisitions division and has profited from a comeback in the initial public offering market, yet its stock has been pulled down with the rest of the financial sector amid interest rate concerns. With a reduced cost structure and a market leadership position, the company is primed for further growth if revenues continue improving.

Electronics retailer Best Buy also underperformed due primarily to fears that rising interest rates would prompt consumers to rein in spending. Yet with new developments in higher-ticket and higher-margin items such as digital cameras and next generation televisions, a number of solid revenue drivers remain.

As signs of improved growth rates within the global economy emerged, raw materials companies such as Phelps Dodge rallied. The world's second largest copper producer, Phelps Dodge has profited from strong international demand, led by China, along with tight supplies of the commodity. +

Also providing a lift were Illinois Tool Works, Rockwell Automation and L-3 Communications Holdings. Illinois Tool Works, which produces manufacturing components and systems, has broad exposure to the surging industrial market and posted good earnings as a result. Rockwell Automation has benefited from manufacturers' efforts to maximize productivity while much of L-3's success stems from the booming market for high tech defense and security oriented systems. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BECAUSE THE FUND MAY INVEST IN A SINGLE INDUSTRY, ITS SHARES DO NOT REPRESENT A COMPLETE INVESTMENT PROGRAM. AS A NON-DIVERSIFIED FUND, THE VALUE OF THE SHARES MAY FLUCTUATE MORE THAN SHARES INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                       ENDING
                                        1 YEAR    5 YEAR    10 YEAR    VALUE 2
                                        ------    ------    -------    --------
Institutional                             5.12%   -11.71%     5.56%    $ 17,178
-------------------------------------------------------------------------------
Class A*                                 -0.32%   -12.83%     4.87%    $ 16,088
-------------------------------------------------------------------------------
Class B**                                -0.84%   -12.78%     4.58%    $ 15,649
-------------------------------------------------------------------------------
Class C**                                 4.10%   -12.56%     4.57%    $ 15,640
-------------------------------------------------------------------------------
Russell 1000 (R) Index 1                 13.03%    -1.74%    11.08%    $ 28,592
-------------------------------------------------------------------------------
Russell 1000 (R)
Growth Index 1                            8.51%    -6.96%     9.11%    $ 23,907
-------------------------------------------------------------------------------
Lipper Large-Cap
Core Funds Average 1                      9.53%    -3.48%     8.89%    $ 23,904
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO MARCH 6, 1998 THE QUOTED PERFORMANCE OF THE SELECT STOCK FUND REFLECTS THE PERFORMANCE OF THE CLASS A SHARES OF THE PINNACLE FUND. THE INCEPTION DATES FOR THE INSTITUTIONAL, CLASS B AND CLASS C SHARES OF THE FUND ARE AUGUST 11, 1998, OCTOBER 11, 2000 AND MARCH 9, 1998, RESPECTIVELY. PRIOR TO SUCH DATES, QUOTED PERFORMANCE REFLECTS THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

EMC Corp. .......................................................  5.59%

Agilent Technologies ............................................  5.53%

Phelps Dodge ....................................................  5.29%

Nordstrom, Inc. .................................................  4.97%

Pulte Homes, Inc. ...............................................  4.95%

Manpower, Inc. ..................................................  4.93%

Best Buy Co. ....................................................  4.91%

Teva Pharmaceutical Industries ..................................  4.69%

Goldman Sachs Group, Inc. .......................................  4.49%

Boston Scientific ...............................................  4.33%

+  PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SELECT STOCK FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

               FIFTH
            THIRD SELECT                                              LIPPER
             STOCK FUND                                              LARGE-CAP
           (INSTITUTIONAL     RUSSELL 1000(R)    RUSSELL 1000(R)     CORE FUNDS
              SHARES)             INDEX           GROWTH INDEX        AVERAGE
              -------             -----           ------------        -------
  7/94        $10000             $10000             $10000            $10000
  7/95         12423              12616              13142             12272
  7/96         15226              14602              15182             13900
  7/97         22132              21952              23053             20355
  7/98         27269              26092              27645             23545
  7/99         32024              31217              34291             27855
  7/00         33328              34594              42651             31192
  7/01         22908              29509              27697             26387
  7/02         16243              22750              19734             20162
  7/03         16342              25296              22032             21773
  7/04         17178              28592              23907             23904


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Russell 1000 (R) Index and the Russell 1000 (R) Growth Index. The Russell 1000 (R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 (R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large-Cap Core Funds Average, is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Russell 1000 (R) Index and the Russell 1000 (R) Growth are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND

For the 12-month period ended July 31, 2004, the Fifth Third Technology Fund (Institutional Shares) posted a negative 2.98% return, underperforming its benchmark, the Merrill Lynch 100 Technology Index 1, which returned 12.08%.

Through the first half of the period, investor optimism about capital spending outlooks raised expectations for corporate investment levels in technology. Low interest rates and muted inflation added to the positive sentiments. Early in 2004, the Fed started to signal that rates would head higher in the not-too-distant future, and anxieties over increased borrowing costs took center stage. The equity markets responded with vicious sector rotations and dramatic sentiment changes that claimed a share of tech's impressive 2003 gains.

One sector that fell out of favor and undercut the Fund's performance was electronic manufacturing services (EMS). Hurt by excess capacity, which was exacerbated by further migration into cheaper labor markets in Asia, extreme pricing pressures and a slackening of demand, EMS companies struggled to meet aggressive growth expectations. Similarly, software companies, which seemed more focused on digesting past acquisitions than developing new and innovative applications, reported meager sales growth and slumped in turn. +

Fueled by momentum traders, the markets punished nearly every company that issued a downside surprise and was most severe in the more cyclical corners of the tech industry. Interestingly, the valuations of e-commerce companies that managed to beat expectations and raise future estimates skyrocketed. As we considered the valuations extreme and the high growth rates unsustainable, we avoided the high-profile e-commerce names, which also weighed on returns. +

Positive contributors included companies within the semiconductor and communications equipment groups, although many of the gains occurred during the early part of the period. Sequential improvements in sales, lean inventories and a pickup in demand helped semiconductor companies while increased spending by wireless service providers aided communications equipment entities. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S VALUE AND ITS RETURNS MAY BE CONSIDERABLY MORE VOLATILE AND POSE GREATER RISKS DUE TO THE NATURE OF THE TECHNOLOGY SECTOR (SHORT PRODUCT CYCLES, PRICE COMPETITION, OBSOLESCENCE OF EXISTING TECHNOLOGY) THAN THE VALUES AND RETURNS OF OTHER MUTUAL FUNDS INVESTED IN A BROADER RANGE OF INDUSTRIES AND COMPANIES. THE FUND COULD FLUCTUATE IN PRICE MORE THAN MOST FUNDS, DUE TO THE VOLATILE NATURE OF THE TECHNOLOGY SECTOR.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                        INCEPTION             SINCE     ENDING
                                          DATE     1 YEAR   INCEPTION   VALUE 2
                                        ---------  ------   ---------   -------
Institutional                             6/5/00   -2.98%    -18.53%    $ 4,269
-------------------------------------------------------------------------------
Class A*                                  6/5/00   -8.11%    -19.71%    $ 4,018
-------------------------------------------------------------------------------
Class B**                                 6/5/00   -8.70%    -19.67%    $ 4,027
-------------------------------------------------------------------------------
Class C**                                 6/5/00   -3.79%    -19.33%    $ 4,098
-------------------------------------------------------------------------------
Advisor                                   6/5/00   -3.37%    -18.93%    $ 4,184
-------------------------------------------------------------------------------
Merrill Lynch 100
Technology Index 1                                 12.08%    -19.80%    $ 3,988
-------------------------------------------------------------------------------
Lipper Science and
Technology Funds Average 1                          5.12%    -20.98%    $ 3,927
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

THE INCEPTION DATE FOR THE INSTITUTIONAL, CLASS A AND CLASS C SHARES OF THE TECHNOLOGY FUND IS JUNE 5, 2000. THE INCEPTION DATE FOR CLASS B AND ADVISOR SHARES IS OCTOBER 11, 2000 AND OCTOBER 29, 2001, RESPECTIVELY. THE QUOTED PERFORMANCE PRIOR TO THE INCEPTION OF CLASS B AND ADVISOR SHARES IS BASED ON THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

Analog Devices, Inc. ............................................  3.78%

Agilent Technologies, Inc. ......................................  3.54%

Avaya, Inc. .....................................................  3.49%

EMC Corp. .......................................................  3.45%

Broadcom Corp. ..................................................  3.35%

Sapient Corp. ...................................................  3.19%

Corning, Inc. ...................................................  3.18%

Lucent Technologies, Inc. .......................................  2.90%

Harris Corp. ....................................................  2.71%

RSA Security, Inc. ..............................................  2.66%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

TECHNOLOGY FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                 FIFTH THIRD
                 TECHNOLOGY                                    LIPPER
                    FUND                                     SCIENCE AND
               (INSTITUTIONAL      MERRILL LYNCH 100      TECHNOLOGY FUNDS
                   SHARES)         TECHNOLOGY INDEX            AVERAGE
                   -------         ----------------            -------
  6/5/00          $10000               $10000                 $10000
                   10185                11377                  11583
    7/00            9895                10948                  11300
                    7413                 6649                   7414
                    4925                 4655                   5132
                    5743                 5372                   5722
    7/01            5233                 4886                   5245
                    3709                 3176                   3689
                    4951                 4485                   4855
                    4542                 4351                   4521
                    3058                 3018                   3328
    7/02            2801                 2615                   2976
                    2114                 2069                   2512
                    2871                 2622                   2902
                    2887                 2617                   2873
                    4073                 3404                   3531
    7/03            4401                 3559                   3719
                    4628                 3821                   3878
                    5405                 4426                   4352
                    5375                 4491                   4406
                    5026                 4503                   4397
    7/04            4269                 3988                   3927


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Merrill Lynch 100 Technology
  Index which is an equal-dollar weighted index of 100 stocks designed to measure the performance of a cross-section of large, actively traded technology stocks and American Depository Receipts, and the Lipper Science and Technology Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Merrill Lynch 100 Technology Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Science and Technology Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL EQUITY FUND

For the 12-month period ended July 31, 2004, the Fifth Third International Equity Fund (Institutional Shares) returned 21.56%, compared to its benchmark, the MSCI EAFE (R) Index 1, which advanced 25.50%.

International stock market performance during the period had two distinct phases. From August 2003 until early 2004, the markets moved steadily higher. From a mid-February peak, however, global equities traded in somewhat of a seesaw pattern, experiencing a sharp sell-off in May and then a broad trading range into July. In total, the Index was boosted by double-digit gains from each of its markets, save Finland.

The Fund was somewhat cyclically positioned through overweight stakes, relative to the benchmark, in Japan, Germany and Asia. Additionally, at the sector level, we remained neutral in information technology, with a slight overweight in capital goods versus consumer staples, a strategy that diminished returns during the May correction. Yet our work shows that cyclicals tend to do well in the quarter following a U.S. Federal Reserve rate hike and staples haven't looked particularly cheap.

As global economic growth cooled from its torrid 2003 pace of greater than 4%, U.S. inflation reached 3% on a year-over-year basis. China and Asia slowed but didn't collapse and job growth in the U.S. and Japan was fairly solid. Japan continued to show signs of broadening, self-sustaining growth and even long-suffering German employment figures and domestic capital goods orders improved.

Europe continued to be the global growth laggard, although data was marginally better by the period's close. Furthermore, comments from the European Central Bank encouraged us that there is a chance of a renewed push for reform, which could spark equities.

We ended the period fully invested, but nervous, as markets bounced around at the bottom of the trading range. We'll continue to react to global data in a measured way, although we believe many international markets continue to benefit from strong currencies, decent economic growth and attractive values.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.

EQUITY SECURITIES (STOCKS) ARE MORE VOLATILE AND CARRY MORE RISK THAN OTHER FORMS OF INVESTMENTS, INCLUDING INVESTMENTS IN HIGH-GRADE FIXED INCOME SECURITIES. THE NET ASSET VALUE PER SHARE OF THIS FUND WILL FLUCTUATE AS THE VALUE OF THE SECURITIES IN THE PORTFOLIO CHANGES.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                               INCEPTION                      SINCE     ENDING
                                 DATE      1 YEAR  5 YEAR   INCEPTION   VALUE 2
                               ---------   ------  ------   ---------   -------
Institutional                    8/18/94    21.56%  -0.97%       3.98%  $14,751
-------------------------------------------------------------------------------
Class A*                         8/18/94    15.07%  -2.14%       3.33%  $13,858
-------------------------------------------------------------------------------
Class B**                        8/18/94    15.43%  -2.13%       2.99%  $13,407
-------------------------------------------------------------------------------
Class C**                        8/18/94    20.32%  -1.94%       3.09%  $13,533
-------------------------------------------------------------------------------
Advisor                          8/18/94    20.82%  -1.37%       3.61%  $14,235
-------------------------------------------------------------------------------
MSCI EAFE (R) Index 1                       25.50%  -0.84%       3.72%  $14,371
-------------------------------------------------------------------------------
Lipper International
Large-Cap Core Funds
Average 1                                   21.22%  -0.82%       3.20%  $14,023
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

CLASS A SHARES WERE INITIALLY OFFERED ON AUGUST 18, 1994. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 25, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON OCTOBER 9, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON NOVEMBER 10, 2003. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 5.00%.
** Reflects the maximum applicable contingent deferred sales charge.

TOP TEN EQUITY HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

BP Plc ..........................................................  1.95%

HSBC Holdings Plc ...............................................  1.88%

Toyota Motor Corp. ..............................................  1.66%

Vodafone Group Plc ........................... ..................  1.41%

Total SA. .......................................................  1.39%

Novartis AG. ....................................................  1.36%

GlaxoSmithKline Plc .............................................  1.36%

Telefonica SA....................................................  1.30%

Royal Dutch Petroleum Co. .......................................  1.28%

Roche Holdings AG................................................  0.90%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERNATIONAL EQUITY FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                   FIFTH THIRD                                 LIPPER
                  INTERNATIONAL                             INTERNATIONAL
                   EQUITY FUND                                LARGE-CAP
                 (INSTITUTIONAL          MSCI EAFE(R)        CORE FUNDS
                     SHARES)                INDEX              AVERAGE
                     -------                -----              -------
   8/18/94          $10000                $10000              $10000
                      9650                  9687                9723
                      9390                  9595                9408
                      9180                  9781                9245
                      9300                  9860                9690
      7/95            9830                 10477               10227
                      9910                 10279               10230
                     10450                 10703               10444
                     10910                 11021               10912
                     11240                 11203               11317
      7/96           10740                 10879               10890
                     11100                 11198               11278
                     11342                 11384               11787
                     11342                 11214               11923
                     12819                 12678               13357
      7/97           13079                 12886               13724
                     12873                 12597               13496
                     12245                 11618               12451
                     14168                 13336               14267
                     14499                 13487               14388
      7/98           14817                 13627               14588
                     12776                 11579               12056
                     14627                 13981               14150
                     14809                 14185               14427
                     15111                 14556               15130
      7/99           15486                 14991               15521
                     15668                 15204               15708
                     18447                 17797               19487
                     18011                 17789               19675
                     17404                 17094               18728
      7/00           16770                 16381               18032
                     16255                 15725               17163
                     15820                 15313               16416
                     14031                 13222               14110
                     13955                 13108               14065
      7/01           13817                 12870               13687
                     12533                 11279               11918
                     12988                 12066               12909
                     13189                 12191               13051
                     13019                 11900               12622
      7/02           11842                 10726               11345
                     10681                  9557               10081
                     11200                 10177               10725
                     10265                  9350                9804
                     11916                 11179               11550
      7/03           12134                 11451               11808
                     12789                 12094               12293
                     13533                 14163               14218
                     13770                 14786               14713
                     14925                 14851               14546
      7/04           14751                 14371               14023


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Morgan Stanley Capital
  International (MSCI) Europe, Australasia and Far East (EAFE (R)) Index which is generally representative of a sample of companies of the market structure of 20 European and Pacific Basin countries, and the Lipper International Large-Cap Core Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE (R)) Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper International Large-Cap Core Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Bond Fund (Institutional Shares) returned 4.26%, trailing its benchmark, the Lehman Brothers Aggregate Bond Index 1, which advanced 4.84%.

Weighing on returns was the Fund's limited exposure to lower quality corporate bonds. The riskier issues outperformed through the first half of the period and sustained gains over the balance, but we maintained a commitment to investing in higher quality securities.

The larger interest rate picture offered a challenge as we expected to see a rate increase from the Fed in early 2004, but it didn't act until June 30. Having positioned the Fund with a shorter duration than the benchmark, which made it less sensitive to rising interest rates, results from the approach were mixed at times, but ended the period with a generally positive effect.

Moves in and out of the mortgage-backed securities market proved well-timed and boosted returns. Early in the period, valuations in the home loan space were very attractive in the wake of significant interest rate volatility in July 2003, and we built up an overweight position, relative to the benchmark, in the securities. The strategy paid off due to the combination of our efforts to seek out issues with lower prepayment risks and a decrease in volatility as loan rates rose gradually. By the period's end, we'd taken some profits and directed resources elsewhere. +

The Fund's overweight position in corporate bonds, a diversified collection that carried better yields than U.S. Treasury issues, enhanced performance. By the end of the period, as the difference between corporate and Treasury yields narrowed too much, we liquidated a portion of the position. Some of the proceeds funded investments in higher quality commercial mortgage backed securities, such as those issued for office developments, which offered better yields and slightly less risk.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                              INCEPTION                       SINCE     ENDING
                                DATE      1 YEAR   5 YEAR   INCEPTION   VALUE 2
                              ---------   ------   ------   ---------   -------
Institutional                   3/20/95     4.26%    6.36%       6.69%  $18,339
-------------------------------------------------------------------------------
Class A*                        3/22/95    -0.97%    5.08%       5.89%  $17,082
-------------------------------------------------------------------------------
Class B**                       3/20/95    -1.81%    4.97%       5.63%  $16,698
-------------------------------------------------------------------------------
Class C**                       3/20/95     3.20%    5.30%       5.63%  $16,697
-------------------------------------------------------------------------------
Advisor                         3/20/95     3.73%    5.84%       6.17%  $17,514
-------------------------------------------------------------------------------
Lehman Brothers
Aggregate Bond Index 1                      4.84%    7.25%       7.37%  $19,415
-------------------------------------------------------------------------------
Lipper Corporate
Debt Funds
A Rated Average 1                           4.75%    6.36%       6.68%  $18,326
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTHTHIRD BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 22, 1995, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Corporate Bonds                               42.00%

U.S. Government Agencies                      37.89%

Commercial Paper                               9.81%

Short-Term Securities Held
as Collateral for Securities Lending           4.67%

Money Markets                                  3.20%

U.S. Treasury Obligations                      1.88%

Municipal Bonds                                0.55%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                                                                                LIPPER
                FIFTH THIRD      LEHMAN BROTHERS                              CORPORATE
                 BOND FUND         GOVERNMENT/      LEHMAN BROTHERS         DEBT FUNDS A
              (INSTITUTIONAL       CREDIT BOND         AGGREGATE             RATED FUNDS
                  SHARES)            INDEX            BOND INDEX               AVERAGE
                  -------          -----------        ----------               -------
 3/20/95          $10000              $10000            $10000                 $10000
                    9960               10649             10000                  10000
                   10718               10608             10609                  10669
  7/95             10640               10853             10586                  10617
                   10929               11358             10818                  10882
                   11505               11093             11279                  11407
                   11087               11145             11079                  11093
                   11040               11171             11142                  11117
  7/96             11044               11341             11172                  11135
                   11218               11688             11348                  11311
                   11641               11587             11688                  11687
                   11385               12009             11623                  11569
                   11913               12376             12050                  12005
  7/97             12443               12430             12374                  12407
                   12457               12828             12450                  12448
                   12868               13023             12816                  12823
                   13067               13364             13016                  13012
                   13401               13374             13320                  13333
  7/98             13395               14025             13348                  13332
                   13982               14009             13883                  13817
                   14064               14044             13930                  13806
                   13843               13876             13861                  13663
                   13554               13724             13739                  13457
  7/99             13472               13686             13680                  13396
                   13545               13798             13832                  13481
                   13444               13742             13815                  13422
                   13854               14112             14120                  13735
                   13933               14316             14366                  13844
  7/00             14071               14468             14496                  13973
                   14381               14728             14799                  14233
                   15045               15371             15421                  14782
                   15547               15862             15889                  15253
                   15569               15910             15979                  15320
  7/01             15977               16306             16336                  15690
                   16385               16668             16716                  15928
                   16136               16678             16724                  15924
                   15970               16599             16739                  15867
                   16649               17222             17358                  16360
  7/02             16786               17429             17567                  16486
                   17437               18203             18153                  17066
                   17655               18518             18439                  17328
                   17887               18823             18695                  17592
                   18241               19486             19163                  18160
  7/03             17590               18669             18519                  17480
                   18186               19388             19135                  18097
                   18221               19383             19195                  18173
                   18658               19980             19706                  18660
                   18178               19346             19224                  18152
  7/04             18339               19551             19415                  18326


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's has changed its standardized benchmark from the Lehman Brothers
  Government/Credit Bond Index to the Lehman Brothers Aggregate Bond Index to provide a more appropriate market comparison. The Lehman Brothers Government/Credit Bond Index is a broad based index representative of the total return of long-term government and corporate bonds. The Lehman Brothers Aggregate Bond Index is representative of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year and the Lipper Corporate Debt Funds A Rated Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Government/Credit Bond Index and the Lehman Brothers Aggregate Bond Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Corporate Debt Funds A Rated Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Intermediate Bond Fund (Institutional Shares) gained 2.71%, underperforming its benchmark, the Lehman Brothers Intermediate Government/Credit Index 1, which returned 3.59%.

The market's continued appetite for the lowest quality investment grade bonds, rated Baa or BBB, and distaste for poor performing Treasuries set the tone for the period. Extending a rally that started after the September 2002 meltdown in the corporate bond market, investors chased the higher yields offered by the lower quality issues, confident that default rates would remain low.

Against this backdrop, our bias toward higher quality securities dragged on returns as the Fund was underweight, relative to the benchmark, in Baa/BBB bonds. More specifically, we were skeptical of the total return prospects from bonds issued by automakers, which accounted for much of the Baa/BBB performance.

The Fund's returns were also diminished by a shorter average duration than that of the benchmark. A defensive strategy adopted in anticipation of a sharp rise in the yield curve, the short position weighed when the economic recovery played out slower than we expected and it took longer than we anticipated for the Federal Reserve to begin its rate hike campaign.

The Fund's stake in commercial mortgage backed securities provided a lift. Issued by investment banks and consisting of mortgages on commercial properties such as shopping malls, offices and apartment complexes, these bonds offer higher yields than U.S. Treasury securities, yet generally carry AAA ratings. +

Further enhancing returns was an underweight position in Treasuries. As the yield curve flattened due to rising rates at the short end and a more modest uptick at the long end, intermediate term government issues suffered. By taking a smaller position in the poorest performing group, we were able to expand our exposure in higher yielding issues. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR    10 YEAR     VALUE 2
                                        ------    ------    -------    --------
Institutional                            2.71%     6.01%     6.09%     $ 18,062
-------------------------------------------------------------------------------
Class A*                                -1.09%     4.98%     5.46%     $ 17,009
-------------------------------------------------------------------------------
Class B**                               -2.89%     4.66%     5.04%     $ 16,349
-------------------------------------------------------------------------------
Class C**                                1.72%     4.92%     5.00%     $ 16,294
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Credit
Index 1                                  3.59%     6.95%     6.84%     $ 19,371
-------------------------------------------------------------------------------
Lipper Intermediate
Investment Grade Debt
Funds Average 1                          4.47%     6.40%     6.52%     $ 18,843
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE
FIFTH THIRD INTERMEDIATE BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF NOVEMBER 25, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 3.50%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDING AS OF JULY 31, 2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Corporate Bonds                               52.90%

Short-Term Securities Held as
Collateral for Securities Lending             21.70%

Freddie Mac                                    9.76%

U.S. Treasury Obligations                      6.54%

Fannie Mae                                     4.86%

Federal Home Loan Bank                         1.97%

Government National
Mortgage Assoc.                                1.94%

Money Markets                                  0.33%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

             FIFTH THIRD                                           LIPPER
            INTERMEDIATE            LEHMAN BROTHERS             INTERMEDIATE
              BOND FUND              INTERMEDIATE             INVESTMENT GRADE
           (INSTITUTIONAL          GOVERNMENT/CREDIT             DEBT FUNDS
               SHARES)                   INDEX                     AVERAGE
               -------                   -----                     -------
 7/94          $10000                   $10000                     $10000
 7/95           10928                    10882                      10943
 7/96           11381                    11460                      11501
 7/97           12423                    12499                      12711
 7/98           13246                    13344                      13613
 7/99           13492                    13841                      13816
 7/00           14098                    14549                      14444
 7/01           15812                    16366                      16182
 7/02           16784                    17548                      17006
 7/03           17586                    18700                      18010
 7/04           18062                    19371                      18843


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Intermediate
  Government/Credit Index which is comprised of investment grade corporate debt issues as well as debt issues of U.S. Government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range one to ten years. and the Lipper Intermediate Investment Grade Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Intermediate Government/Credit Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Short Term Bond Fund (Institutional Shares) returned 1.31%, lagging its benchmark, the Merrill Lynch 1-3 Year Government/Corporate Bond Index 1, which advanced 1.78%.

Driving performance was the Fund's average duration, which was short, relative to the benchmark. The strategy positioned the Fund well for the rising rate environment that unfolded through the first part of 2004 as a rate hike from the Federal Reserve became more and more likely. Although the central bank didn't act until June 30, expectations pushed yields higher through most of the year, and our duration shortening tactics paid off.

A position in asset backed securities added to returns. More specifically, we stocked up on issues tied to home equity loans, which are similar to residential mortgages but possess less of a prepayment risk, or the potential that the securities will be retired early. At the same time, we avoided manufacturing housing, where poorly structured securities have contributed to a market in turmoil. +

High quality corporate holdings also enhanced performance. For most of the period we were attracted to bank and financial company issues, which offered better returns than U.S. Treasury notes yet compromised little in the way of risk, given the industry's stringent regulations. By the period's end, however, we had lightened up on the corporate notes to take advantage of better opportunities in the asset backed market. +

The lowest quality investment grade corporate issues-those ranked BBB or Baa-generated market leading returns during the period, but the Fund's underweight position detracted from relative performance. While many of the lower grade issues are no longer attractive from a valuation perspective, we'll continue to assess potential investments on a case-by-case basis to add exposure. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR    10 YEAR     VALUE 2
                                        ------    ------    -------    --------
Institutional                             1.31%     4.84%      5.26%   $ 16,698
-------------------------------------------------------------------------------
Class A*                                 -2.38%     3.93%      4.74%   $ 15,887
-------------------------------------------------------------------------------
Class C**                                 0.28%     3.79%      4.21%   $ 15,110
-------------------------------------------------------------------------------
Merrill Lynch 1-3 Year
Government/Corporate
Bond Index 1                              1.78%     5.50%      5.89%   $ 17,718
-------------------------------------------------------------------------------
Lipper Short Investment
Grade Debt Funds Average 1                1.74%     4.77%      5.22%   $ 16,644
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF NOVEMBER 2, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD SHORT TERM BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT SHORT TERM BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 4, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS C SHARES WERE INITIALLY OFFERED ON AUGUST 1, 2003.THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR THE PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 3.50%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31,2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

Corporate Bonds                               36.37%

U.S. Government Agencies                      27.58%

Short-term Secuities Held as
Collateral for Securities Lending             26.84%

U.S. Treasury Obligations                      7.54%

Money Markets                                  1.05%

Foreign Bonds                                  0.45%

Municipal Bonds                                0.17%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

SHORT TERM BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

             FIFTH THIRD                                         LIPPER SHORT
              SHORT TERM               MERRILL LYNCH              INVESTMENT
              BOND FUND                  1-3 YEAR                 GRADE DEBT
            (INSTITUTIONAL       GOVERNMENT/CORPORATE BOND          FUNDS
               SHARES)                     INDEX                   AVERAGE
               -------                     -----                   -------
  7/94         $10000                     $10000                   $10000
  7/95          10692                      10734                    10651
  7/96          11196                      11325                    11214
  7/97          11999                      12162                    12049
  7/98          12682                      12915                    12724
  7/99          13185                      13556                    13194
  7/00          13824                      14281                    13851
  7/01          15212                      15711                    15183
  7/02          15967                      16753                    15839
  7/03          16483                      17407                    16356
  7/04          16698                      17718                    16644


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Merrill Lynch 1-3 Year
  Government/Corporate Bond Index is comprised of U.S. Treasury issues and publicly issued debt of U.S. Government agencies with maturities of one to three years; which and the Lipper Short Investment Grade Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Merrill Lynch 1-3 Year Government/Corporate Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short Investment Grade Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third U.S. Government Bond Fund (Institutional Shares) returned 2.42%, underperforming its benchmark, the Lehman Brothers Intermediate Government Bond Index 1, which advanced 2.74%.

Considering the improvement in economic conditions through 2003, we anticipated that the Federal Reserve would raise its key lending rate within the second half of the period. To cushion the effects of a rising rate environment, we shortened the Fund's duration, relative to the benchmark. As the Fed initiated a rate hike campaign on June 30, our shortening tactics helped returns.

As expectations for a Fed move heightened, we also adopted a barbell strategy in Treasuries and agency issues, with larger investments at the short and long ends of the duration spectrum and minimal exposure to intermediate maturation dates. Such a strategy helps mitigate the impact of a flattening yield curve, which occurred as yields on short-term notes climbed more quickly than those on long-term notes, yet involves a modest forfeiture of yield, which proved a drag on performance.

Also hindering returns was an overweight position, relative to the benchmark, in highly liquid securities, which generally feature lower yields than bonds with less liquidity.

At select times within the period, the Fund was overweight in mortgage-backed securities, which helped boost returns. More specifically, we profited from the effective timing of sales and purchases in the mortgage market, which endured some dramatic swings as rates increased from multi-generational lows during the summer of 2003 and retreated again in the spring of 2004 before ending the period higher.

Within its somewhat limited scope of eligible holdings, the Fund finished the period with a neutral weight in agency bonds, an underweight position in Treasuries and a modest overweight in mortgage-related issues.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

U.S. GOVERNMENT GUARANTEES APPLY ONLY TO THE UNDERLYING SECURITIES OF THE FUND'S PORTFOLIO AND NOT THE FUNDS SHARES.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                        1 YEAR    5 YEAR    10 YEAR     VALUE 2
                                        ------    ------    -------    --------
Institutional                             2.42%     5.67%     5.67%    $ 17,359
-------------------------------------------------------------------------------
Class A*                                 -2.57%     4.43%     5.02%    $ 16,318
-------------------------------------------------------------------------------
Class C**                                 1.41%     4.69%     4.71%    $ 15,842
-------------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government Bond
Index 1                                   2.74%     6.40%     6.50%    $ 18,768
-------------------------------------------------------------------------------
Lipper Short-
Intermediate U.S.
Government Bond
Funds Average 1                           2.12%     5.39%     5.59%    $ 17,249
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES. CLASS C SHARES WERE INITIALLY OFFERED ON APRIL 24, 1996. THE PERFORMANCE FIGURES FOR CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge.

FUND HOLDINGS AS OF JULY 31,2004
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

U.S. Treasury Obligations                     36.02%

Fannie Mae                                    29.80%

Federal Home Loan Bank                        17.27%

Freddie Mac                                    9.61%

Money Markets                                  4.83%

Federal Farm Credit Bank                       1.30%

Government National
Mortgage Association                           1.17%


+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

U.S. GOVERNMENT BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

                FIFTH THIRD                                  LIPPER
              U.S. GOVERNMENT      LEHMAN BROTHERS     SHORT-INTERMEDIATE
                 BOND FUND          INTERMEDIATE         U.S. GOVERNMENT
              (INSTITUTIONAL       GOVERNMENT BOND         BOND FUNDS
                  SHARES)               INDEX                AVERAGE
                  -------               -----                -------
     7/94         $10000               $10000                $10000
     7/95          10765                10838                 10710
     7/96          11156                11402                 11219
     7/97          12029                12381                 12095
     7/98          12771                13226                 12805
     7/99          13175                13761                 13182
     7/00          13748                14472                 13793
     7/01          15273                16170                 15275
     7/02          16426                17561                 16388
     7/03          16950                18268                 16861
     7/04          17359                18768                 17249


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Intermediate
  Government Bond Index which is generally representative of intermediate-term government bonds, and the Lipper Short-Intermediate U.S. Government Bond Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Intermediate Government Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Short-Intermediate U.S. Government Bond Funds Average and the Fund's performance reflect the deduction for fees for these value-added services Investors cannot invest directly in an index, although they can invest in the underlying securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Municipal Bond Fund (Institutional Shares) gained 4.84%, trailing its benchmark, the Lehman Brothers Municipal Bond Index 1, which returned 5.79%.

From a broad perspective, the period was defined by the flattening of the municipal bond yield curve. On the short end, expectations that the Fed would increase its key lending rate fueled a modest rise in yields. On the long side, the realization that the economic recovery wasn't taking hold as quickly as originally thought sparked a rally that pushed down yields.

As the Fund was overweight, relative to the benchmark, in bonds around 5 years or shorter, its total return suffered. As the larger trends emerged, we slightly increased the Fund's duration, which had been designed to cushion a more dramatic move by the Fed, although it still remained below the benchmark. +

Our emphasis on high quality issues also hampered performance as lower quality bonds thrived. Investors proved willing to accept the lower quality characteristics of issues such as those tied to hospitals, industrial development projects and environmental control efforts in return for additional yield. Higher quality debt such as general obligation bonds, essential service revenue securities and insured bonds forfeit a measure of yield for added security and consequently did not perform as well. +

Further diminishing gains was the Fund's assortment of pre-refunded bonds, a high quality, lower yield type of security. Generally involving higher coupon securities featuring an intermediate call date, bonds are pre-refunded when the issuer floats a new, lower-yielding issue and parks the proceeds in Treasuries until it can retire the older debt on the call date. Although pre-refunded notes enjoy a modest price appreciation, the process effectively shrinks the duration, which alters the bond's profile. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31,2004
--------------------------------------------------------------------------------

                               INCEPTION                       SINCE    ENDING
                                 DATE      1 YEAR   5 YEAR   INCEPTION  VALUE 2
                               ---------   ------   ------   ---------  -------
Institutional                    3/20/95     4.84%   5.69%     5.72%    $16,836
-------------------------------------------------------------------------------
Class A*                          4/1/95    -0.65%   4.36%     4.90%    $15,625
-------------------------------------------------------------------------------
Class B**                        3/20/95    -1.24%   4.27%     4.65%    $15,303
-------------------------------------------------------------------------------
Class C**                        3/20/95     3.71%   4.63%     4.66%    $15,320
-------------------------------------------------------------------------------
Advisor                          3/20/95     4.22%   5.17%     5.20%    $16,069
-------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond
Index 1                                      5.79%   6.07%     6.37%    $18,565
-------------------------------------------------------------------------------
Lipper General
Municipal Debt
Funds Average 1                              5.32%   4.89%     5.33%    $16,911
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTHTHIRD MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX FREE INCOME FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MARCH 20, 1995. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FOR THE FIFTH THIRD MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT TAX-FREE INCOME FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MARCH 31, 1995, AND IS ADJUSTED TO REFLECT APPLICABLE SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. ADVISOR SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR ADVISOR SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES FOR ADVISOR SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge.

BOND QUALITY RATINGS AS OF JULY 31, 2004
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

AAA                                           67.22%

AA+                                           15.92%

AA                                             7.72%

AA-                                            6.22%

A-                                             1.70%

BBB                                            0.86%

Note Rated                                     0.36%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

               FIFTH THIRD
                MUNICIPAL                                LIPPER
                BOND FUND      LEHMAN BROTHERS      GENERAL MUNICIPAL
             (INSTITUTIONAL       MUNICIPAL            DEBT FUNDS
                 SHARES)          BOND FUND              AVERAGE
                 -------          ---------              -------
  7/94           $10000            $10000                $10000
  7/95            10288             10787                 10650
  7/96            10876             11499                 11295
  7/97            11947             12678                 12457
  7/98            12546             13438                 13144
  7/99            12769             13825                 13297
  7/00            13288             14420                 13563
  7/01            14603             15874                 14848
  7/02            15563             16939                 15623
  7/03            16058             17549                 16010
  7/04            16836             18565                 16911


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund's performance is measured against the Lehman Brothers Municipal Bond
  Index which is generally representative of the municipal bond market, and the Lipper General Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Municipal Bond Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper General Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class from its inception to the period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Intermediate Municipal Bond Fund (Institutional Shares) returned 3.27%, outperforming its three year index and under performed its five year index. The Lehman Brothers Three-Year General Obligations Index 1 gained 2.22%, and the Lehman Brothers Five-Year General Obligations Index 1 advanced 3.54%.

As the yield curve flattened during the period, bonds in the 5-year range struggled, which weighed on performance. The development prompted us to continue building up the Fund's holdings at both the shorter and longer ends of the curve, a process we started in early 2004. The net effect of the strategy is to essentially maintain the duration while capturing more of the moves occurring closer to the edges of the relevant spectrum.

As we kept the duration shorter than the benchmark throughout the period, the Fund suffered when the Fed, which implemented a quarter-point hike on June 30, failed to raise its key lending rate sooner. Further diminishing returns was an under weighting, relative to the benchmark, in longer notes, which rallied as the economic recovery adopted a more gradual pace than anticipated. +

Meanwhile, lower quality debt offering higher yields, such as bonds issued for hospitals, industrial development projects and environmental control efforts, paced the market. With an extensive focus on higher quality issues, such as essential service revenue and general obligation bonds, the Fund was underweight in riskier securities, which added to the underperformance.

Although we remain committed to a high quality mix of debt, we started seeking out bonds with slightly higher yields that wouldn't compromise the Fund's risk profile. For example, structured debt such as put bonds, which provide the bondholder with the right to redeem notes prior to the maturity date, tend to have slightly higher yields that compensate for the added complexity of the offering. +

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                       ENDING
                                        1 YEAR    5 YEAR    10 YEAR    VALUE 2
                                        ------    ------    -------    --------
Institutional                             3.27%     4.90%      5.09%   $ 16,422
-------------------------------------------------------------------------------
Class A*                                 -0.61%     3.91%      4.48%   $ 15,502
-------------------------------------------------------------------------------
Class B**                                -2.41%     3.57%      4.06%   $ 14,881
-------------------------------------------------------------------------------
Class C**                                 2.29%     3.86%      4.03%   $ 14,843
-------------------------------------------------------------------------------
Lehman Brothers Three-Year
General Obligations Index 1               2.22%     3.69%      4.10%   $ 16,025
-------------------------------------------------------------------------------
Lehman Brothers Five-Year
General Obligations Index 1               3.54%     4.60%      4.80%   $ 17,110
-------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Municipal Bond Index 1                    4.47%     5.65%      5.77%   $ 17,405
-------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Average 1                      4.21%     5.03%      5.25%   $ 16,692
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTHTHIRD INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF DECEMBER 16, 1992. PRIOR TO OCTOBER 29, 2001, THE PERFORMANCE FIGURES FOR THE FIFTH THIRD INTERMEDIATE BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT INTERMEDIATE TAX-FREE FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF DECEMBER 18, 1992, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001.THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR THE KENT INTERMEDIATE TAX-FREE FUND INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

* Reflects the maximum sales charge of 3.50%.

**Reflects the applicable maximum contngency deferred sales charge.

BOND QUALITY RATINGS AS OF JULY 31, 2004
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

AAA                                           65.24%

AA+                                           12.57%

AA                                             8.34%

AA-                                            5.04%

A+                                             1.92%

A                                              0.72%

A-                                             3.97%

BBB+                                           1.21%

BBB                                            0.82%

Note Rated                                     0.17%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

INTERMEDIATE MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]



                  FIFTH THIRD                                             LEHMAN
                 INTERMEDIATE      LEHMAN BROTHER   LEHMAN BROTHERS      BROTHERS
                MUNICIPAL BOND       THREE-YEAR        FIVE-YEAR          QUALITY           LIPPER
                     FUND             GENERAL           GENERAL        INTERMEDIATE      INTERMEDIATE
                (INSTITUTIONAL      OBLIGATIONS       OBLIGATIONS     MUNICIPAL BOND    MUNICIPAL DEBT
                    SHARES)            INDEX             INDEX             INDEX        FUNDS AVERAGE
                    -------            -----             -----             -----        -------------
  7/94              $10000            $10000            $10000            $10000           $10000
  7/95               10723             10644             10755             10728            10663
  7/96               11189             11126             11255             11250            11228
  7/97               12078             11785             12097             12175            12149
  7/98               12617             12321             12682             12793            12750
  7/99               12928             12782             13137             13223            13051
  7/00               13462             13305             13694             13828            13483
  7/01               14616             14324             14883             15052            14641
  7/02               15493             15189             15922             16097            15546
  7/03               15902             15678             16526             16659            15988
  7/04               16422             16025             17110             17405            16692


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmarks, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund has changed its standardized benchmark from the Lehman Brothers
  Three- and Five-Year General Obligations Index to the Lehman Brothers Quality Intermediate Municipal Bond Index to provide a more appropriate market comparison for the Fund's performance. The Lehman Brothers Three-and
  Five-Year General Obligations Indices are generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of not less than four years but no more than six years. The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Fund's performance is also compared to the Lipper Intermediate Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Three-and Five-Year General Obligations Indices and the Lehman Brothers Quality Intermediate Municipal Bond Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Ohio Municipal Bond Fund (Institutional Shares) returned 3.66%, compared to its benchmark, the Lehman Brothers Municipal Bond Index 1, which gained 5.79%.

Generally speaking, the Fund maintained a well-diversified mix of statewide and local issues with a modest exposure to returns subject to the Alternative Minimum Tax. From a performance standpoint, the period featured little movement in prices, so yield accounted for the bulk of gains. Accordingly, notes with smaller coupons, such as housing bonds and those brought to market during the recent period of historically low interest rates, weighed on performance.

Anticipating that the Fed would increase its key short-term lending rate early in 2004, we kept the duration of the portfolio at about 95% of the benchmark. Since the Fed waited to act until June 30-the final day of the first half-the slightly lower interest-rate exposure also diminished returns.

We made up some ground in two areas that offer rewards for extra legwork-uninsured debt with an A quality rating and structured bonds. Compared to higher quality issues, uninsured A debt compensates for slightly higher risk with modestly better yields. Over the past 12-18 months, we've gone from significant underexposure in the group to a market neutral level with an emphasis on higher education institution issues, especially those from private universities with large endowments and solid balance sheets.

Structured debt such as put bonds, which provide the bondholder with the right to redeem notes prior to the maturation date, and sinking fund bonds, which allow the issuer to redeem notes prior to the maturation date, requires more complex analysis. In turn, the notes tend to carry higher yields, which enhanced returns.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                         1 YEAR   5 YEAR    10 YEAR    VALUE 2
                                         ------   ------    -------    --------
Institutional                             3.66%    4.67%      4.83%    $ 16,032
-------------------------------------------------------------------------------
Class A*                                 -1.53%    3.41%      4.17%    $ 15,045
-------------------------------------------------------------------------------
Class B**                                -2.38%    3.01%      3.76%    $ 14,465
-------------------------------------------------------------------------------
Class C**                                 2.65%    3.69%      3.90%    $ 14,667
-------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index 1                              5.79%    6.07%      6.38%    $ 18,565
-------------------------------------------------------------------------------
Lehman Brothers
Quality Intermediate
Index 1                                   4.47%    5.65%      5.77%    $ 17,405
-------------------------------------------------------------------------------
Lipper Ohio
Intermediate Municipal
Debt Funds Average 1                      3.37%    4.43%      4.67%    $ 15,792
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

INSTITUTIONAL SHARES WERE INITIALLY OFFERED ON AUGUST 11, 1998. THE PERFORMANCE FIGURES FOR INSTITUTIONAL SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A Shares. The CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 11, 2000 AND APRIL 24, 1996, RESPECTIVELY. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR CLASS A SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE waivers AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge.

BOND QUALITY RATINGS AS OF JULY 31, 2004
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

AAA                                           49.13%

AA+                                            5.50%

AA                                            30.80%

A+                                             4.80%

A                                              1.95%

A-                                             2.98%

AA-                                            0.82%

BBB+                                           2.63%

Not Rated                                      1.39%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

OHIO MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]


           FIFTH THIRD OHIO
              MUNICIPAL                               LEHMAN BROTHERS         LIPPER OHIO
              BOND FUND          LEHMAN BROTHERS    QUALITY INTERMEDIATE      INTERMEDIATE
            (INSTITUTIONAL       MUNICIPAL BOND        MUNICIPAL BOND       MUNICIPAL DEBT
               SHARES)                INDEX                INDEX             FUNDS AVERAGE
               -------                -----                -----             -------------
 7/94          $10000                $10000               $10000                $10000
 7/95           10702                 10787                10728                 10566
 7/96           11165                 11499                11250                 11070
 7/97           12001                 12678                12175                 11914
 7/98           12527                 13438                12793                 12442
 7/99           12761                 13825                13223                 12661
 7/00           13147                 14420                13828                 13043
 7/01           14234                 15874                15052                 14071
 7/02           15068                 16939                16097                 14880
 7/03           15467                 17549                16659                 15248
 7/04           16032                 18565                17405                 15792


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund has changed its standardized benchmark from the Lehman Brothers
  Municipal Bond Index to the Lehman Brothers Quality Intermediate Municipal Bond Index to provide a more appropriate market comparison for the Fund's performance. The Lehman Brothers Municipal Bond Index is generally representative of the municipal bond market. The Lehman Brothers Quality Intermediate Municipal Bond Index is generally representative of intermediate term municipal bonds with a maturity between two and twelve years. The Fund's performance is also compared to the Lipper Ohio Intermediate Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Municipal Bond Index and the Lehman Brothers Quality Intermediate Municipal Bond Index is unmanaged and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Ohio Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND

For the 12-month period ended July 31, 2004, the Fifth Third Michigan Municipal Bond Fund (Institutional Shares) returned 1.43%, trailing its benchmark, the Lehman Three-Year General Obligations Index 1, which returned 2.22%.

With the bulk of the Fund invested in 3- and 5-year bonds, much of the underperformance stemmed from a modest flattening of the yield curve, which had been quite steep. As rates increased at the short end and eased at the long end, the bonds in the middle suffered.

Our effort to shorten the duration of the Fund, relative to the benchmark, in anticipation of a rising rate environment also weighed as we moved too early. Essentially, we figured that the economy was deeper into recovery mode than it actually was and had reasoned, in turn, that rates would have moved higher by the period's end +.

Specific to Michigan, the economy appears to be turning the corner, but the ever-important auto industry still has a ways to go. Although the state's credit rating was downgraded from AAA to AA during the period, the change had little effect on the statewide bonds, which had already been trading like AA issues.

In general, lower quality issues outperformed higher quality bonds, which further pressured returns. Most of the Fund's higher rated holdings contributed to the underperformance, relative to the benchmark, offset in part by returns attributed to lower quality bonds such as those issued by hospitals and for industrial development projects. In an effort to increase the Fund's yield, given market conditions, we slightly increased its exposure to lower rated issues.

INVESTMENT RISK CONSIDERATIONS
--------------------------------------------------------------------------------

THE FUND'S INCOME MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES AND, DEPENDING ON YOUR TAX STATUS, THE FEDERAL ALTERNATIVE MINIMUM TAX.

SINGLE STATE FUNDS MAY BE SUBJECT TO ADDITIONAL RISK, SINCE ISSUERS THEY INVEST IN ARE MORE LIKELY TO BE SUBJECT TO THE SAME POLITICAL AND/OR ECONOMIC RISKS.

BONDS OFFER A RELATIVELY STABLE LEVEL OF INCOME, ALTHOUGH BOND PRICES WILL FLUCTUATE PROVIDING THE POTENTIAL FOR PRINCIPAL GAIN OR LOSS. INTERMEDIATE-TERM, HIGHER-QUALITY BONDS GENERALLY OFFER LESS RISK THAN LONGER-TERM BONDS AND A LOWER RATE OF RETURN.

AVERAGE ANNUAL TOTAL RETURNS AS OF JULY 31, 2004
--------------------------------------------------------------------------------

                                                                        ENDING
                                       1 YEAR     5 YEAR    10 YEAR     VALUE 2
                                       ------     ------    -------     -------
Institutional                           1.43%      4.07%     4.23%      $15,134
-------------------------------------------------------------------------------
Class A*                               -3.41%      2.91%     3.57%      $14,207
-------------------------------------------------------------------------------
Class B**                              -4.50%      2.67%     3.18%      $13,677
-------------------------------------------------------------------------------
Class C**                               0.48%      3.03%     3.18%      $13,680
-------------------------------------------------------------------------------
Lehman Brothers Three-Year
General Obligation Index 1              2.22%      3.69%     4.10%      $16,025
-------------------------------------------------------------------------------
Lehman Brothers 1-5 Year
Municipal Bond Index 1                  2.49%      4.75%     4.98%      $15,940
-------------------------------------------------------------------------------
Lipper Other States Short-
Intermediate Municipal Debt
Fund Average 1                          2.89%      4.26%     4.38%      $15,364
-------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.53.COM.

THE FUND'S PERFORMANCE IN THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES ON FUND DISTRIBUTIONS, OR REDEMPTION OF SHARES.

FOR THE PERIOD PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES WITH AN INCEPTION DATE OF MAY 3, 1993. PRIOR TO OCTOBER 29, 2001, THE QUOTED PERFORMANCE FOR THE FIFTHTHIRD MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES REFLECTS THE PERFORMANCE OF THE KENT MICHIGAN MUNICIPAL BOND FUND INVESTMENT SHARES WITH AN INCEPTION DATE OF MAY 11, 1993, ADJUSTED FOR THE MAXIMUM SALES CHARGE. CLASS B AND CLASS C SHARES WERE INITIALLY OFFERED ON OCTOBER 29, 2001. THE PERFORMANCE FIGURES FOR CLASS B AND CLASS C SHARES FOR PERIODS PRIOR TO SUCH DATE REPRESENT THE PERFORMANCE FOR INSTITUTIONAL SHARES AND IS ADJUSTED TO REFLECT EXPENSES AND APPLICABLE SALES CHARGES FOR CLASS B AND CLASS C SHARES. DURING THE PERIOD SHOWN, THE ADVISOR AND/OR AFFILIATES WAIVED AND/ OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

*  Reflects the maximum sales charge of 4.75%.
** Reflects the maximum applicable contingent deferred sales charge.

BOND QUALITY RATINGS AS OF JULY 31, 2004
AS REPRESENTED BY STANDARD AND POOR'S RATING AGENCY
--------------------------------------------------------------------------------
AS A PERCENTAGE OF VALUE OF INVESTMENTS +

                                   [BAR GRAPH]

AAA                                           66.49%

AA+                                            9.41%

AA                                            13.23%

AA-                                            0.77%

A+                                             5.18%

A                                              1.04%

A-                                             1.81%

BBB+                                           1.14%

Not Rated                                      0.93%

+ PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MICHIGAN MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]



               FIFTH THIRD                                                     LIPPER OTHER
                 MICHIGAN                                                         STATES
                MUNICIPAL          LEHMAN BROTHER       LEHMAN BROTHERS     SHORT-INTERMEDIATE
                BOND FUND            THREE-YEAR             1-5 YEAR             MUNICIPAL
              (INSTITUTIONAL           GENERAL           MUNICIPAL BOND         DEBT FUNDS
                 SHARES)          OBLIGATIONS INDEX           INDEX               AVERAGE
                 -------          -----------------           -----               -------
  7/94           $10000                $10000               $10000                $10000
  7/95            10518                 10644                10532                 10485
  7/96            10936                 11126                10949                 10963
  7/97            11582                 11785                11639                 11658
  7/98            12050                 12321                12178                 12175
  7/99            12400                 12782                12634                 12517
  7/00            12811                 13305                13157                 12904
  7/01            13752                 14324                14181                 13837
  7/02            14530                 15189                15055                 14563
  7/03            14921                 15678                15550                 14941
  7/04            15134                 16025                15940                 15364


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT OUR WEBSITE AT WWW.53.COM.

The chart above represents a comparison of a hypothetical $10,000 investment in the indicated share class versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund. However, the performance does not reflect the deduction of taxes on Fund distributions, or redemption of shares.

1 The Fund has changed its standardized benchmark from the Lehman Brothers
  Three-Year General Obligations Index to the Lehman Brothers 1 -5 Year Municipal Bond Index to provide a more appropriate market comparison for the Fund's performance. The Lehman Brothers Three-Year General Obligations Index is comprised of investment grade fixed rate debt obligations issued by state and local government entities, the Lehman Brothers 1-5 Year Municipal Bond Index is representative of short term municipal bonds with a maturity between one and six years. The Fund's performance is also compared to the Lipper Other States Short- Intermediate Municipal Debt Funds Average, which is representative of the average of the total returns reported by all of the mutual funds designated by Lipper, Inc., which fell into this category.

  The Lehman Brothers Three-Year General Obligations Index is unmanaged and does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. However, the Lipper Other States Short-Intermediate Municipal Debt Funds Average and the Fund's performance reflect the deduction of fees for these value-added services. Investors cannot invest directly in an index, although they can invest in its underlying mutual funds or securities.

2 The ending value represents the value of a $10,000 investment in the indicated share class for the 10-Year period ended July 31, 2004.

                      This page intentionally left blank.

SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                 -----------     ------------
COMMON STOCKS (98.7%)

Aeropostale, Inc.*                                   126,142     $      3,845
Affiliated Managers Group, Inc.* (g)                  37,450            1,719
Akamai Technologies, Inc.* (g)                       125,000            1,866
Align Technology, Inc.*                               70,850            1,217
Altiris, Inc.*                                        93,478            2,347
American Medical Systems
   Holdings, Inc.*                                    50,000            1,591
Andrew Corp.*                                         80,000              868
Applied Films Corp.*                                  53,900            1,005
Ariad Pharmaceuticals, Inc.*                         140,000              773
Array BioPharma, Inc.*                               100,000              669
Ask Jeeves, Inc.*                                     38,278            1,113
Asta Funding, Inc.                                    50,000              755
AtheroGenics, Inc.*                                   67,300              968
August Technology Corp.*                             228,156            2,360
Avid Technology, Inc.*                                37,417            1,749
Avocent Corp.*                                        40,000            1,198
Axcelis Technologies, Inc.*                          120,000            1,120
Belden CDT,  Inc.*                                   120,000            2,334
Benchmark Electronics, Inc.*                          81,158            2,319
Candela Corp.*                                       100,000              941
Carrier Access Corp.*                                105,000              781
Centene Corp. * (g)                                   47,300            1,845
Central Garden & Pet Co.*                             74,000            2,100
Ceradyne, Inc.* (g)                                   70,950            2,723
Children's Place Retail Stores, Inc.*                106,545            2,184
Choice Hotels International, Inc.                     52,430            2,758
CKE Restaurants, Inc.* (g)                           170,000            2,451
Closure Medical Corp.*                                27,678              519
Cognex Corp.                                          45,000            1,354
Coherent, Inc.*                                       56,750            1,493
Commercial Capital Bancorp., Inc.*                   130,000            2,856
Commscope, Inc.*                                      70,000            1,442
Comstock Resources, Inc.*                            148,917            3,133
Cooper Cos., Inc. (g)                                 36,000            2,140
Corporate Executive Board Co.                         33,667            1,909
Covance, Inc.*                                        58,595            2,149
Delphi Financial Group, Class A                       56,116            2,275
Denbury Resources, Inc.*                              50,000            1,093
Dendrite International, Inc.*                        119,867            1,787
Digene Corp.*                                         28,560              975
Digital Theater Systems, Inc.*                        96,338            2,230
Direct General Corp.                                  41,700            1,240
Ditech Communications Corp.*                          40,000              824
E.piphany, Inc.*                                     266,444            1,066
East-West Bancorp., Inc.                             102,734            3,463
Embarcadero Technologies, Inc.*                      226,083            1,718
Encore Medical Corp.*                                210,000            1,161
Encysive Pharmaceuticals Inc.*                       135,000              833
Engineered Support Systems, Inc.                      72,450            4,062
Epicor Software Corp.*                               221,000            2,736
EPIX Medical, Inc.*                                   84,095            1,518
Euronet Worldwide, Inc.*                              25,000              450
F5 Networks, Inc.* (g)                                90,000            2,356
FindWhat.com* (g)                                     56,117              915
First American Financial Corp.                        64,321            1,728
First Bancorp./Puerto Rico                            30,000            1,274
First Cash Financial Services, Inc.*                 112,500            2,256

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

FLIR Systems, Inc.*                                   47,300     $      3,011
Forward Air Corp.*                                    50,000            1,986
Fossil, Inc.*                                         67,425            1,631
FSI International, Inc.*                             200,000            1,050
GEN-Probe, Inc.*                                      32,300            1,209
General Cable Corp.*                                 240,000            2,285
General Maritime Corp.*                               65,000            1,928
Genesco, Inc.*                                        35,000              751
Given Imaging, Ltd.* (g)                              60,000            2,065
Global Payments, Inc.(g)                              41,123            1,877
Harmonic, Inc.*                                      236,872            1,542
Headwaters, Inc.*                                     95,000            2,635
Hibbet Sporting Goods, Inc.*                          48,625              927
Hyperion Solutions Corp.*                             30,000            1,231
IDEXX Laboratories, Inc.* (g)                         44,884            2,262
IDX Systems Corp.*                                    20,000              601
Impax Laboratories, Inc.*                             90,000            1,274
Infospace, Inc.*                                      35,000            1,311
Intermagnetics General Corp.*                         51,917            1,997
Inveresk Research Group, Inc.*                        59,772            2,170
J.B. Hunt Transport Services, Inc.                    56,750            2,180
Jacuzzi Brands, Inc.*                                300,000            2,316
Jarden Corp.*                                         79,017            2,856
Jefferies Group, Inc.                                 59,878            1,877
Joy Global, Inc.(g)                                   66,200            1,965
K-V Pharmaceutical Co.* (g)                           44,950              783
Kyphon, Inc.*                                         33,650              910
Labor Ready, Inc.* (g)                               208,244            2,920
LTX Corp.*                                           147,639            1,200
Mercury Computer Systems, Inc.* (g)                   37,411              891
MGI Pharma, Inc.* (g)                                 74,822            2,096
Microsemi Corp.*                                     114,000            1,397
Navigant Consulting, Inc.*                            96,578            2,023
NMS Communications Corp.*                            235,000            1,401
OMI Corp.                                            140,000            2,037
Omicell, Inc.*                                        95,000            1,387
Onyx Pharmaceuticals, Inc.*                           43,161            1,473
Oshkosh Truck Corp.                                   44,772            2,372
OSI Pharmaceuticals, Inc.*                            24,939            1,499
Overseas Shipholding Group, Inc.                      40,000            1,796
Parametric Technology Corp.*                         580,000            2,633
Patina Oil & Gas Corp.                                67,936            2,003
Pharmion Corp.* (g)                                   36,000            1,616
Plantronics, Inc.*                                    56,583            2,189
Plexus Corp.*                                         80,722              905
PLX Technology, Inc.*                                231,900            2,059
Possis Medical, Inc.*                                 65,000            1,859
Progress Software Corp.*                              78,533            1,620
Quiksilver, Inc.*                                    125,000            2,695
RC2 Corp.*                                           104,028            3,266
Regis Corp.                                           54,139            2,228
Respironics, Inc.*                                    41,123            2,291
Rigel Pharmaceuticals, Inc.*                          65,000              887
Salix Pharmaceuticals, Ltd.*                         118,591            2,528
Sapient Corp.*                                       240,050            1,678
Scientific Games Corp.*                               44,000              784
SCS Transportation, Inc.*                            104,028            2,678
Semitool, Inc.*                                      112,300              923

                                    CONTINUED

SMALL CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Semtech Corp.*                                        71,061     $      1,411
Serologicals Corp.* (g)                               80,850            1,585
SI International, Inc.*                               65,000            1,157
Silicon Image, Inc.*                                 190,000            2,278
Skyworks Solutions, Inc.*                            100,000              838
Southwestern Energy Co.*                              62,611            2,015
Spinnaker Exploration Co.*                            70,000            2,504
Steel Dynamics, Inc.                                  60,000            1,965
Tekelec*                                             156,900            3,048
Telik, Inc.*                                          89,761            1,774
Texas Capital Bancshares, Inc.*                      100,000            1,646
Thor Industries, Inc.                                 50,000            1,566
Trimble Navigation Ltd.*                             120,975            3,360
TTM Technologies, Inc.*                              137,672            1,580
United Surgical Partners International, Inc.*         44,950            1,584
Urban Outfitters, Inc.* (g)                          159,588            4,747
Valueclick, Inc.*                                    115,000            1,194
Varian Semiconductor Equipment
   Associates, Inc.*                                  46,061            1,376
VCA Antech, Inc.*                                     66,889            2,810
Vitesse Semiconductor Corp.*                         234,850              658
WCI Communities, Inc.*                               110,000            2,368
West Marine, Inc.*                                    75,773            1,565
Western Wireless Corp., Class A*                      62,417            1,647
Wintrust Financial Corp.                              53,417            2,833
                                                                 ------------

TOTAL COMMON STOCKS                                                   250,027
                                                                 ------------

U.S. TREASURY BILLS (0.4%)

1.36%, 9/23/04** (a)                             $     1,000     $        998
                                                                 ------------

TOTAL U.S. TREASURY BILLS                                                 998
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (14.2%)

Pool of various securities for Fifth Third
   Funds                                              35,821           35,821
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   35,821
                                                                 ------------

TOTAL INVESTMENTS (COST $249,517)+ - 113.3%                           286,846

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.3)%                       (33,719)
                                                                 ------------

NET ASSETS - 100.0%                                              $    253,127
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS

                                                             MID CAP GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
COMMON STOCKS (94.9%)

A.G. Edwards, Inc.                                    87,900     $      2,857
Advance Auto Parts, Inc.*                            183,700            6,819
Alberto-Culver Co., Class B                          116,400            5,427
American Capital Strategies Ltd. (g)                 166,935            4,880
Andrew Corp.* (g)                                    614,696            6,669
Apache Corp.                                         125,000            5,816
Avocent Corp.*                                       144,800            4,335
Biomet, Inc.                                         210,100            9,243
Burlington Resources, Inc.                           143,200            5,466
Career Education Corp.*                               84,500            2,857
Caremark Rx, Inc.*                                   259,650            7,919
Cephalon, Inc.* (g)                                  130,000            6,568
Chico's FAS, Inc.* (g)                               190,000            7,954
Cintas Corp.                                         110,100            4,620
CNET Networks, Inc.*                                 535,320            4,888
Corporate Executive Board Co.                        116,200            6,588
Covance, Inc.*                                       158,000            5,797
Cytyc Corp.*                                         310,400            7,502
D. R. Horton, Inc.                                   258,300            7,137
Dollar Tree Stores, Inc.*                            203,600            5,479
Education Management Corp.*                          164,300            4,561
Engineered Support Systems, Inc.                      98,200            5,506
Fastenal Co. (g)                                     124,400            7,760
Fidelity National Financial, Inc.                    197,700            7,167
Fiserv, Inc.*                                        209,100            7,164
Fisher Scientific International, Inc.* (g)           156,600            9,114
Gentex Corp.                                         140,000            5,012
Gilead Sciences, Inc.*                               105,000            6,787
Hughes Supply, Inc.                                  131,700            8,023
International Rectifier Corp.*                       185,300            7,264
Intersil Corp., Class A                              353,700            6,497
Invacare Corp.                                       114,600            4,647
Inveresk Research Group, Inc.*                       226,000            8,204
Jabil Circuit, Inc.*                                 343,800            7,478
Laureate Education, Inc.*                            174,700            6,167
Lennar Corp., Class A (g)                            117,800            5,028
Manpower, Inc.                                        95,500            4,159
Mercury Interactive Corp.*                           124,100            4,537
Michael's Stores, Inc.                               122,200            6,602
Microchip Technology, Inc.                           266,050            7,708
Network Appliance, Inc.*                             272,200            5,256
Neurocrine Biosciences, Inc.* (g)                    121,300            5,649
North Fork Bancorp.                                  133,300            5,205
Omnicare, Inc.                                       179,000            5,060
Polo Ralph Lauren                                    218,400            7,198
QLogic Corp.*                                        114,600            2,802
Radio One, Inc., class D*                            325,000            4,943
Ross Stores, Inc.                                    170,000            3,936
Ruby Tuesday, Inc.                                   236,300            6,827
SanDisk Corp.* (g)                                   255,200            6,206
Stericycle, Inc.*                                     86,900            4,258
SunGard Data Systems, Inc.*                          275,900            6,432
Synopsys, Inc.*                                      190,550            4,819
T. Rowe Price Group, Inc.                            181,700            8,398
The Cheesecake Factory, Inc.* (g)                    103,100            4,306
The Valspar Corp.                                     94,900            4,650

                                    CONTINUED

MID CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

UTStarcom, Inc.* (g)                                 308,650     $      5,636
Varian Medical Systems, Inc.*                         96,500            6,659
Varian, Inc.*                                        133,700            5,067
Western Wireless Corp., Class A* (g)                 210,000            5,542
Williams-Sonoma, Inc.* (g)                           177,500            5,767
XTO Energy, Inc.                                     254,170            7,600
Zebra Technologies Corp., Class A*                    49,250            4,070
                                                                 ------------

TOTAL COMMON STOCKS                                                   374,492
                                                                 ------------

REPURCHASE AGREEMENTS (6.6%)

UBS Investment Bank, 1.31%, 8/2/04
    (Proceeds at maturity, $26,084,
    Collateralized by a U.S. Treasury
    security)                                    $    26,081           26,081
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            26,081
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (15.2%)

Pool of various securities for Fifth Third
   Funds                                              60,172           60,172
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   60,172
                                                                 ------------

TOTAL INVESTMENTS (COST $411,797)+ - 116.7%                           460,745

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.7)%                       (65,952)

NET ASSETS - 100.0%                                              $    394,793
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                             QUALITY GROWTH FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS (99.8%)

3M Co.                                               302,000     $     24,872
Agilent Technologies, Inc.*                        1,385,000           32,976
American International Group, Inc.                   200,000           14,130
Amgen, Inc.*                                         306,000           17,405
Analog Devices, Inc.                                 875,000           34,738
Anthem, Inc.* (g)                                    260,000           21,442
Applied Materials, Inc.*                           1,415,000           24,013
Bank of New York Co., Inc.                           390,000           11,205
Best Buy Co., Inc.                                   570,000           27,451
Boston Scientific Corp.*                           1,220,000           46,677
Broadcom Corp., Class A*                             730,000           25,813
Cintas Corp.                                         586,000           24,589
Cisco Systems, Inc.*                               2,280,000           47,561
Clear Channel Communications, Inc.                   740,000           26,418
Eaton Corp.                                          354,000           22,883
EMC Corp.*                                         2,580,000           28,303
Emerson Electric Corp.                               290,000           17,603
Exxon Mobil Corp.                                    247,000           11,436
Flextronics International Ltd.* (g)                  580,000            7,291
General Electric Corp.                               850,000           28,262
Gilead Sciences, Inc.*                               386,000           24,951
Goldman Sachs Group, Inc.                            400,000           35,276
Harley-Davidson, Inc.                                280,000           16,764
Home Depot, Inc.                                   1,175,000           39,621
IBM Corp.                                            217,000           18,894
Illinois Tool Works, Inc.                            230,000           20,820
Intel Corp.                                        1,790,000           43,639
International Game Technology                      1,004,000           32,469
L-3 Communications Holdings, Inc.                    250,000           15,288
Lowe's Cos., Inc.                                    345,000           16,808
Manpower, Inc.                                       520,000           22,646
Maxim Integrated Products, Inc. (g)                  640,000           30,784
Mellon Financial Corp.                               905,000           24,869
Microsoft Corp.                                    1,460,000           41,552
Nordstrom, Inc. (g)                                  420,000           18,438
Northern Trust Corp.                                 735,000           29,496
Pulte Homes, Inc. (g)                                405,000           22,125
Rockwell Automation, Inc.                            598,000           22,371
Schlumberger Ltd.                                    175,000           11,256
Sysco Corp.                                          890,000           30,661
Teva Pharmaceutical Industries
   Ltd., ADR                                       1,130,000           33,448
Texas Instruments, Inc.                            1,370,000           29,222
United Technologies Corp.                            144,000           13,464
Wal-Mart Stores, Inc.                                385,000           20,409
Xilinx, Inc. (g)                                     745,000           21,925
                                                                 ------------

TOTAL COMMON STOCKS                                                 1,132,264
                                                                 ------------

                                    CONTINUED

QUALITY GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (1.8%)

Pool of various securities for Fifth Third
   Funds                                         $    20,601     $     20,601
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   20,601
                                                                 ------------

TOTAL INVESTMENTS (COST $1,049,002)+ - 101.6%                       1,152,865

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%                        (18,095)
                                                                 ------------

NET ASSETS - 100.0%                                              $  1,134,770
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                             LARGE CAP CORE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
COMMON STOCKS (93.5%)

3M Co.                                                11,800     $        972
A.G. Edwards, Inc.                                    21,150              687
ACE Ltd.                                              25,850            1,049
Adolph Coors Co.                                       3,500              241
Agilent Technologies, Inc.*                           19,400              461
Alcoa, Inc.                                            6,900              221
Allstate Corp.                                        23,650            1,113
Altria Group, Inc.                                    24,900            1,185
American International Group, Inc.                    31,500            2,225
Analog Devices, Inc.                                   6,000              238
Anthem, Inc.*                                         11,700              965
Applied Materials, Inc.*                              29,850              507
Archer-Daniels-Midland Co.                            14,550              225
Autoliv, Inc.                                          7,700              324
Automatic Data Processing, Inc.                       19,600              823
Ball Corp.                                             3,100              224
Bank of America Corp.                                 29,497            2,508
Bausch & Lomb, Inc.                                   17,900            1,102
Beckman Coulter, Inc.                                  9,350              516
Becton, Dickinson & Co.                               22,800            1,077
BellSouth Corp.                                       22,800              618
Black & Decker Corp.                                   4,700              329
Boeing Co.                                            12,150              617
Bristol-Myers Squibb Co.                              25,850              592
ChevronTexaco Corp.                                   18,200            1,740
CIGNA Corp.                                           10,100              626
Cisco Systems, Inc.*                                  90,850            1,894
Citigroup, Inc.                                       69,900            3,082
Coca-Cola Co.                                         36,900            1,618
Computer Sciences Corp.*                              5,250              248
ConocoPhillips                                        13,100            1,032
Constellation Energy Group, Inc.                      18,800              725
Deere & Co.                                            6,300              396
Dell, Inc.*                                           13,400              475
Doral Financial Corp.                                  6,750              265
Dow Chemical Co.                                      15,100              602
E*TRADE Financial Corp.*                              14,750              163
Eaton Corp.                                           15,600            1,008
Emerson Electric Corp.                                11,450              695
Exxon Mobil Corp.                                     83,950            3,886
Federated Department Stores, Inc.                     24,400            1,169
FedEx Corp. (g)                                        6,850              561
Gap, Inc. (g)                                         40,750              925
General Dynamics Corp.                                 3,000              296
General Electric Corp. (a)                            56,150            1,867
Gillette Co.                                          10,800              421
H.J. Heinz Co.                                        12,700              469
Harris Corp.                                           6,100              290
Hasbro, Inc.                                          26,450              481
Hewlett-Packard Co.                                   65,650            1,323
IBM Corp.                                             25,650            2,233
IMS Health, Inc.                                      41,900            1,016
Ingersoll-Rand Co., Class A                           16,400            1,127
Intel Corp.                                           97,750            2,384
J.P. Morgan Chase & Co.                               43,802            1,635
Jabil Circuit, Inc.*                                  14,750              321

                                    CONTINUED

                                                             LARGE CAP CORE FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Jefferson-Pilot Corp.                                  5,700     $        275
Johnson & Johnson                                     24,700            1,366
Kellogg Co.                                           11,300              470
Kimberly-Clark Corp.                                  16,650            1,067
Lincoln National Corp.                                25,400            1,110
LSI Logic Corp.*                                      20,900              106
Masco Corp.                                           35,050            1,060
May Department Stores Co.                             43,300            1,149
MBNA Corp.                                            44,400            1,096
McDonald's Corp.                                      39,300            1,080
McGraw-Hill Cos., Inc.                                14,750            1,107
Medco Health Solutions, Inc.*                         30,700              930
Mellon Financial Corp.                                10,650              293
Merck & Co., Inc.                                     27,550            1,249
Mercury General Corp.                                  5,100              240
Microsoft Corp. (a)                                  138,500            3,941
Monsanto Co.                                           7,250              263
Morgan Stanley                                        13,200              651
Motorola, Inc.                                        69,150            1,101
National City Corp.                                    7,400              270
NCR Corp.*                                             9,100              423
Nextel Communications, Inc., Class A* (g)             40,450              921
Nordstrom, Inc.                                       26,500            1,163
Northeast Utilities                                   22,950              429
Northern Trust Corp.                                  10,200              409
Occidental Petroleum Corp.                            21,650            1,067
PACCAR, Inc.                                           4,850              291
PepsiCo, Inc.                                         21,900            1,095
Pfizer, Inc.                                          90,850            2,905
Phelps Dodge Corp.                                     2,550              199
Pitney Bowes, Inc.                                    18,850              795
PPG Industries, Inc.                                  18,300            1,079
Procter & Gamble Co.                                  13,700              714
Progressive Corp.                                     13,900            1,065
R.J. Reynolds Tobacco Holdings, Inc. (g)              14,000            1,007
Respironics, Inc.*                                     8,600              479
Rohm & Haas Co.                                       10,800              423
Sanmina-SCI Corp.*                                    19,150              141
SBC Communications, Inc.                              19,300              489
Schlumberger Ltd.                                     16,850            1,084
Scientific-Atlanta, Inc.                               7,900              243
Sempra Energy                                         30,850            1,103
State Street Corp.                                    21,650              927
SUPERVALU, Inc.                                        8,250              236
Tektronix, Inc.                                       11,300              344
Texas Instruments, Inc.                               42,300              902
The Dun & Bradstreet Corp*                             5,800              326
The Walt Disney Co.                                   49,850            1,151
Time Warner, Inc.*                                    87,200            1,452
TXU Corp.                                             21,300              845
Tyco International Ltd. (g)                           42,100            1,305
Tyson Foods, Inc., Class A                            18,250              348
United Parcel Service, Inc.                            6,500              468
United Technologies Corp.                             12,650            1,183
UnitedHealth Group, Inc. (g)                          16,650            1,047
Verizon Communications, Inc.                          14,700              567

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Vulcan Materials Co.                                   7,000     $        333
Wachovia Corp. (g)                                    28,750            1,274
Wal-Mart Stores, Inc. (a)                             22,850            1,212
Wells Fargo & Co.                                     29,250            1,679
Wendy's International, Inc.                           11,450              410
Weyerhaeuser Co.                                      18,100            1,122
Wyeth                                                 16,000              566
Xerox Corp.* (g)                                      46,950              651
YUM! Brands, Inc.                                     18,450              708
                                                                 ------------

TOTAL COMMON STOCKS                                                   109,196
                                                                 ------------

REPURCHASE AGREEMENTS (6.5%)

UBS Investment Bank, 1.31%, 8/2/04
    (Proceeds at maturity, $7,571,
    Collateralized by various U.S. Treasury
    securities)                                  $     7,570            7,570
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             7,570
                                                                 ------------

MONEY MARKETS (0.0%)

Dreyfus Cash Management Money
   Market Fund                                             1               --#
                                                                 ------------

TOTAL MONEY MARKETS                                                         0
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (5.2%)

Pool of various securities for Fifth Third
   Funds                                         $     6,081            6,081

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    6,081
                                                                 ------------

TOTAL INVESTMENTS (COST $113,783)+ - 105.2%                           122,847

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%                         (6,111)
                                                                 ------------

NET ASSETS - 100.0%                                              $    116,736
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS (99.1%)

3M Co.                                                40,471     $      3,334
Abbott Laboratories                                   80,862            3,182
ACE Ltd.                                              14,447              586
ADC Telecommunications, Inc.*                         41,985              101
Adobe Systems, Inc.                                   12,286              518
Adolph Coors Co.                                       1,874              129
Advanced Micro Devices, Inc.*                         18,124              226
AES Corp.*                                            32,401              313
Aetna, Inc.                                            7,900              678
Affiliated Computer Services, Inc., Class A* (g)       7,000              363
AFLAC, Inc.                                           26,472            1,049
Agilent Technologies, Inc.*                           24,621              587
Air Products and Chemicals, Inc.                      11,707              606
Alberto-Culver Co., Class B                            4,675              218
Albertson's, Inc. (g)                                 18,998              463
Alcoa, Inc.                                           44,982            1,441
Allegheny Energy, Inc.* (g)                            6,596               98
Allegheny Technologies, Inc.                           4,147               83
Allergan, Inc.                                         6,806              515
Allied Waste Industries, Inc.*                        16,671              154
Allstate Corp.                                        36,335            1,712
Alltel Corp.                                          16,151              840
Altera Corp.*                                         19,598              408
Altria Group, Inc.                                   105,803            5,036
AMBAC Financial Group, Inc.                            5,516              392
Amerada Hess Corp.                                     4,614              385
Ameren Corp. (g)                                       9,439              422
American Electric Power Co. (g)                       20,397              635
American Express Co.                                  66,485            3,341
American International Group, Inc.                   134,812            9,525
American Power Conversion Corp.                       10,313              156
American Standard Companies, Inc.*                    11,241              426
AmerisourceBergen Corp.                                5,799              313
Amgen, Inc.*                                          66,722            3,796
AmSouth Bancorp.                                      18,099              444
Anadarko Petroleum Corp.                              12,959              775
Analog Devices, Inc.                                  19,331              767
Andrew Corp.*                                          8,290               90
Anheuser-Busch Co., Inc.                              42,120            2,186
Anthem, Inc.*                                          7,154              590
Aon Corp.                                             16,221              429
Apache Corp.                                          16,728              778
Apartment Investment & Management Co.                  4,823              154
Apollo Group, Inc., Class A*                           9,067              758
Apple Computer, Inc.*                                 19,091              617
Applied Biosystems Group                              10,771              223
Applied Materials, Inc.*                              86,894            1,475
Applied Micro Circuits Corp.*                         16,164               58
Archer-Daniels-Midland Co.                            33,527              517
Ashland, Inc.                                          3,638              190
AT&T Corp.                                            41,059              620
AT&T Wireless Services, Inc.*                        140,859            2,034
Autodesk, Inc.                                         5,830              234
Automatic Data Processing, Inc.                       30,516            1,281
AutoNation, Inc.*                                     14,333              231
AutoZone, Inc.* (g)                                    4,532              350
Avaya, Inc.*                                          22,076              323
Avery Dennison Corp.                                   5,690              345

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Avon Products, Inc.                                   24,252     $      1,043
Baker Hughes, Inc.                                    17,353              699
Ball Corp.                                             2,950              212
Bank of America Corp.                                105,614            8,977
Bank of New York Co., Inc.                            39,973            1,148
Bausch & Lomb, Inc.                                    2,710              167
Baxter International, Inc.                            31,504              947
BB&T Corp.                                            28,297            1,096
Bear, Stearns & Co., Inc.                              5,332              445
Becton, Dickinson & Co.                               13,032              616
Bed Bath & Beyond, Inc.*                              15,384              544
BellSouth Corp.                                       94,688            2,565
Bemis Co.                                              5,482              145
Best Buy Co., Inc.                                    16,774              808
Big Lots, Inc.*                                        6,078               74
Biogen Idec, Inc.* (g)                                16,955            1,017
Biomet, Inc.                                          13,184              580
BJ Services Co.*                                       8,230              409
Black & Decker Corp.                                   4,096              286
BMC Software, Inc.*                                   11,677              183
Boeing Co.                                            43,584            2,212
Boise Cascade Corp.                                    4,525              146
Boston Scientific Corp.*                              42,383            1,622
Bristol-Myers Squibb Co.                             100,380            2,299
Broadcom Corp., Class A*                              15,654              554
Brown-Forman Corp.                                     6,276              292
Brunswick Corp.                                        4,884              191
Burlington Northern Santa Fe Corp.                    19,210              682
Burlington Resources, Inc.                            20,456              781
C.R. Bard, Inc.                                        5,342              295
Calpine Corp.* (g)                                    21,507               83
Campbell Soup Co.                                     21,292              545
Capital One Financial Corp.                           11,907              825
Cardinal Health, Inc.                                 22,465            1,000
Caremark Rx, Inc.*                                    23,100              705
Carnival Corp.                                        32,580            1,518
Caterpillar, Inc. (g)                                 17,955            1,320
Cendant Corp.                                         52,130            1,192
Centerpoint Energy, Inc.                              15,933              185
Centex Corp.                                           6,418              272
CenturyTel, Inc.                                       7,433              230
Charles Schwab Corp.                                  70,144              616
Charter One Financial, Inc.                           11,533              512
ChevronTexaco Corp.                                   55,336            5,293
Chiron Corp.* (g)                                      9,716              445
Chubb Corp.                                            9,725              669
Ciena Corp.*                                          29,851               84
CIGNA Corp.                                            7,294              452
Cincinnati Financial Corp.                             9,073              362
Cinergy Corp.                                          9,161              350
Cintas Corp.                                           8,888              373
Circuit City Stores, Inc.                             10,971              155
Cisco Systems, Inc.*                                 355,280            7,412
Citigroup, Inc.                                      266,296           11,742
Citizens Communications Co.*                          14,826              213
Citrix System, Inc.*                                   8,479              149
Clear Channel Communications, Inc.                    31,783            1,135
Clorox Co.                                            10,880              541

                                    CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

CMS Energy Corp.*                                      8,403     $         76
Coca-Cola Co.                                        126,361            5,542
Coca-Cola Enterprises, Inc.                           23,744              484
Colgate-Palmolive Co.                                 27,558            1,466
Comcast Corp., Class A*                              116,318            3,187
Comerica, Inc.                                         9,032              528
Computer Associates International, Inc. (g)           30,053              759
Computer Sciences Corp.*                               9,725              460
Compuware Corp.*                                      19,968               99
Comverse Technology, Inc.*                             9,994              170
ConAgra, Inc.                                         27,753              722
ConocoPhillips                                        35,378            2,787
Consolidated Edison, Inc.                             11,637              477
Constellation Energy Group, Inc.                       8,649              333
Convergys Corp.*                                       7,418               98
Cooper Industries Ltd.                                 4,753              270
Cooper Tire & Rubber Co.                               3,887               91
Corning, Inc.*                                        69,646              861
Costco Wholesale Corp. (g)                            23,653              962
Countrywide Credit Industries, Inc.                   14,319            1,032
Crane Co.                                              3,037               84
CSX Corp.                                             11,085              347
Cummins Engine, Inc.                                   2,183              152
CVS Corp.                                             20,525              859
Dana Corp.                                             7,765              150
Danaher Corp.                                         15,842              802
Darden Restaurants, Inc.                               8,479              181
Deere & Co.                                           12,635              793
Dell, Inc.*                                          132,360            4,695
Delphi Automotive Systems Corp.                       29,092              277
Delta Air Lines, Inc.* (g)                             6,118               32
Deluxe Corp.                                           2,659              117
Devon Energy Corp.                                    12,016              835
Dillards Department Stores, Inc.                       4,305               98
Dollar General Corp.                                  17,520              338
Dominion Resources, Inc.                              16,786            1,065
Dover Corp.                                           10,522              418
Dow Chemical Co.                                      48,153            1,921
Dow Jones & Co.                                        4,235              179
DTE Energy Co.                                         8,718              350
Duke Energy Corp. (g)                                 46,896            1,008
Dynegy, Inc.* (g)                                     19,522               82
E*TRADE Financial Corp.*                              19,000              210
E. I. du Pont de Nemours & Co.                        51,594            2,212
Eastman Chemical Co.                                   3,956              177
Eastman Kodak Co.                                     14,766              391
Eaton Corp.                                            7,812              505
eBay, Inc.*                                           33,408            2,617
Ecolab, Inc.                                          13,341              407
Edison International, Inc.                            16,848              452
El Paso Energy Corp.                                  33,282              263
Electronic Arts, Inc.*                                15,484              776
Electronic Data Systems Corp.                         24,969              461
Eli Lilly & Co.                                       58,076            3,701
EMC Corp.*                                           125,012            1,371
Emerson Electric Corp.                                21,780            1,322
Engelhard Corp.                                        6,483              191
Entergy Corp.                                         11,777              677

                                    CONTINUED

                                                   SHARES            VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

EOG Resources, Inc.                                    5,908     $        375
Equifax, Inc.                                          7,154              173
Equity Office Properties Trust                        20,634              536
Exelon Corp.                                          34,044            1,189
Express Scripts, Inc.*                                 3,965              260
Exxon Mobil Corp.                                    338,911           15,693
Family Dollar Stores, Inc.                             8,928              249
Fannie Mae                                            50,265            3,567
Federated Department Stores, Inc.                      9,364              449
Federated Investors, Inc.                              5,590              157
FedEx Corp. (g)                                       15,437            1,264
Fifth Third Bancorp. (b)                              29,230            1,443
First Data Corp.                                      45,889            2,047
First Energy Corp.                                    17,027              666
First Horizon National Corp.                           6,496              282
Fiserv, Inc.*                                         10,038              344
Fluor Corp.                                            4,205              192
Ford Motor Co.                                        94,693            1,394
Forest Laboratories, Inc.*                            18,961              954
Fortune Brands, Inc.                                   7,503              542
FPL Group, Inc.                                        9,516              641
Franklin Resources, Inc.                              12,892              622
Freddie Mac                                           35,618            2,291
Freeport-McMoRan Copper & Gold,
   Inc., Class B (g)                                   8,918              311
Gannett, Inc.                                         14,029            1,166
Gap, Inc. (g)                                         46,256            1,050
Gateway, Inc.*                                        19,458               88
General Dynamics Corp.                                10,273            1,015
General Electric Corp. (a)                           538,702           17,913
General Mills, Inc.                                   19,379              870
General Motors Corp. (g)                              29,003            1,251
Genuine Parts Co.                                      9,015              340
Genzyme Corp.*                                        11,598              595
Georgia Pacific Corp.                                 13,094              440
Gilead Sciences, Inc.*                                 9,000              582
Gillette Co.                                          52,071            2,030
Golden West Financial Corp.                            7,812              835
Goldman Sachs Group, Inc.                             24,990            2,204
Goodrich Corp.                                         6,078              197
Goodyear Tire & Rubber Co.* (g)                        9,067               99
Great Lakes Chemical Corp.                             2,601               62
Guidant Corp.                                         16,142              893
H & R Block, Inc.                                      9,176              451
H.J. Heinz Co.                                        18,233              673
Halliburton Co.                                       22,647              719
Harley-Davidson, Inc.                                 15,633              936
Harrah's Entertainment, Inc.                           5,760              268
Hartford Financial Services Group, Inc. (g)           15,057              980
Hasbro, Inc.                                           9,097              165
HCA, Inc.                                             25,570              988
Health Management Associates, Inc.,
   Class A (g)                                        12,535              251
Hercules, Inc.*                                        5,799               68
Hershey Foods Corp.                                   13,550              656
Hewlett-Packard Co.                                  157,681            3,177
Hilton Hotels Corp.                                   19,688              351
Home Depot, Inc.                                     117,592            3,966

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Honeywell International, Inc.                         44,405     $      1,670
Hospira, Inc.*                                         8,036              208
Humana, Inc.*                                          8,470              153
Huntington Bancshares                                 11,850              290
IBM Corp.                                             87,845            7,650
Illinois Tool Works, Inc.                             15,942            1,443
IMS Health, Inc.                                      12,418              301
Ingersoll-Rand Co., Class A                            9,093              625
Intel Corp.                                          335,117            8,170
International Flavors & Fragrances, Inc.               4,823              176
International Game Technology                         17,955              581
International Paper Co.                               24,824            1,072
Interpublic Group Cos., Inc.* (g)                     21,416              274
Intuit, Inc.*                                         10,261              384
ITT Industries, Inc.                                   4,753              380
J.C. Penney Co., Inc. (g)                             14,069              563
J.P. Morgan Chase & Co. (g)                          182,844            6,827
Jabil Circuit, Inc.*                                  10,382              226
Janus Capital Group, Inc.                             12,465              165
JDS Uniphase Corp.* (g)                               74,678              258
Jefferson-Pilot Corp.                                  7,250              349
Johnson & Johnson                                    153,416            8,479
Johnson Controls, Inc.                                 9,728              549
Jones Apparel Group, Inc.                              6,527              244
KB Home                                                2,390              153
Kellogg Co.                                           21,353              890
Kerr-McGee Corp.                                       5,253              276
KeyCorp                                               21,680              654
KeySpan Corp.                                          8,230              296
Kimberly-Clark Corp.                                  25,952            1,663
Kinder Morgan, Inc.                                    6,357              381
King Pharmaceuticals, Inc.*                           12,558              142
KLA-Tencor Corp.*                                     10,164              419
Knight-Ridder, Inc. (g)                                4,135              272
Kohl's Corp.*                                         17,576              804
Kroger Co.*                                           38,497              608
Leggett & Platt, Inc.                                  9,894              267
Lehman Brothers Holdings, Inc.                        14,308            1,003
Lexmark International, Inc.*                           6,636              587
Limited Brands, Inc.                                  24,060              492
Lincoln National Corp.                                 9,237              404
Linear Technology Corp.                               16,121              630
Liz Claiborne, Inc.                                    5,660              205
Lockheed Martin Corp.                                 23,266            1,233
Loews Corp.                                            9,555              541
Louisiana-Pacific Corp.                                5,511              131
Lowe's Cos., Inc.                                     40,601            1,978
LSI Logic Corp.*                                      19,758              101
Lucent Technologies, Inc.* (g)                       221,542              676
M&T Bank Corp.                                         6,200              578
Manor Care, Inc.                                       4,663              146
Marathon Oil Corp.                                    17,581              662
Marriott International, Inc.                          11,847              578
Marsh & McLennan Cos., Inc.                           27,379            1,215
Marshall & Ilsley Corp.                               11,707              450
Masco Corp.                                           23,429              708
Mattel, Inc.                                          22,180              389
Maxim Integrated Products, Inc.                       16,978              817

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

May Department Stores Co.                             14,935     $        396
Maytag Corp.                                           4,026               83
MBIA, Inc.                                             7,403              400
MBNA Corp.                                            65,998            1,629
McCormick & Co.                                        7,085              253
McDonald's Corp.                                      65,188            1,793
McGraw-Hill Cos., Inc.                                 9,934              746
McKesson, Inc.                                        15,024              483
MeadWestvaco Corp.                                    10,364              309
Medco Health Solutions, Inc.*                         14,018              425
MedImmune, Inc.*                                      12,823              295
Medtronic, Inc.                                       62,638            3,111
Mellon Financial Corp.                                22,198              610
Merck & Co., Inc.                                    114,938            5,212
Mercury Interactive Corp.*                             4,614              169
Meredith Corp. (g)                                     2,601              138
Merrill Lynch & Co., Inc.                             50,152            2,494
MetLife, Inc. (g)                                     39,285            1,401
MGIC Investment Corp.                                  5,072              360
Micron Technology, Inc.*                              31,474              426
Microsoft Corp.                                      557,965           15,880
Millipore Corp.*                                       2,532              133
Molex, Inc.                                            9,816              284
Monsanto Co.                                          13,746              498
Monster Worldwide, Inc.*                               5,869              130
Moody's Corp.                                          7,648              521
Morgan Stanley                                        56,725            2,798
Motorola, Inc. (g)                                   120,942            1,927
Mylan Laboratories, Inc.                              13,900              206
Nabors Industries Ltd.*                                7,573              352
National City Corp. (g)                               31,283            1,142
National Semiconductor Corp.*                         18,370              315
Navistar International Corp.* (g)                      3,522              127
NCR Corp.*                                             4,932              229
Network Appliance, Inc.*                              17,915              346
New York Times Co.                                     7,773              323
Newell Rubbermaid, Inc.                               14,194              307
Newmont Mining Corp. (g)                              22,363              905
Nextel Communications, Inc., Class A* (g)             56,863            1,294
NICOR, Inc.                                            2,322               77
Nike, Inc., Class B (g)                               13,650              992
NiSource, Inc.                                        13,617              282
Noble Corp.*                                           6,906              267
Nordstrom, Inc.                                        7,085              311
Norfolk Southern Corp.                                20,216              540
North Fork Bancorp.                                    7,861              307
Northern Trust Corp.                                  11,428              459
Northrop Grumman Corp.                                19,386            1,020
Novell, Inc.*                                         19,610              134
Novellus Systems, Inc.*                                7,882              213
Nucor Corp.                                            4,026              336
NVIDIA Corp.*                                          8,400              129
Occidental Petroleum Corp.                            20,067              989
Office Depot, Inc.*                                   16,181              265
Omnicom Group, Inc.                                    9,864              710
Oracle Corp.* (g)                                    270,254            2,840
PACCAR, Inc.                                           9,089              545
Pactiv Corp.*                                          8,130              192

                                    CONTINUED

                                                               EQUITY INDEX FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Pall Corp.                                             6,526     $        151
Parametric Technology Corp.*                          13,872               63
Parker Hannifin Corp.                                  6,156              353
Paychex, Inc.                                         19,554              601
People's Energy Corp.                                  1,904               74
PeopleSoft, Inc.*                                     18,961              342
Pepsi Bottling Group, Inc.                            13,469              375
PepsiCo, Inc.                                         88,394            4,420
PerkinElmer, Inc.                                      6,566              115
Pfizer, Inc.                                         394,153           12,596
PG&E Corp.* (g)                                       21,662              618
Phelps Dodge Corp.                                     4,826              376
Pinnacle West Capital Corp.                            4,723              191
Pitney Bowes, Inc.                                    12,056              509
Plum Creek Timber Co., Inc.                            9,516              299
PMC-Sierra, Inc.* (g)                                  8,988              107
PNC Financial Services Group                          14,317              724
Power-One, Inc.*                                       4,135               36
PPG Industries, Inc.                                   8,888              524
PPL Corp.                                              9,137              424
Praxair, Inc.                                         16,778              662
Principal Financial Group                             16,548              562
Procter & Gamble Co.                                 133,546            6,964
Progress Energy, Inc. (g)                             12,700              535
Progressive Corp.                                     11,219              860
Providian Financial Corp.*                            15,105              209
Prudential Financial, Inc.                            27,946            1,301
Public Service Enterprise Group, Inc. (g)             12,207              476
Pulte Homes, Inc.                                      6,518              356
QLogic Corp.*                                          4,923              120
QUALCOMM, Inc.                                        41,589            2,873
Quest Diagnostics, Inc.                                5,320              437
Qwest Communications International, Inc.*             91,785              357
R.J. Reynolds Tobacco Holdings, Inc. (g)               4,344              313
R.R. Donnelley & Sons Co.                             11,030              350
RadioShack Corp.                                       8,479              237
Raytheon Co.                                          21,531              722
Reebok International Ltd. (g)                          3,089              105
Regions Financial Corp.                               23,938              711
Robert Half International, Inc. (g)                    8,818              245
Rockwell Automation, Inc.                              9,685              362
Rockwell Collins, Inc.                                 9,237              316
Rohm & Haas Co.                                       11,482              450
Rowan Cos., Inc.*                                      5,423              132
Ryder Systems, Inc.                                    3,359              144
Sabre Group Holdings, Inc.                             7,209              184
SAFECO Corp.                                           7,124              335
Safeway, Inc.*                                        22,856              483
Sanmina-SCI Corp.*                                    26,933              198
Sara Lee Corp.                                        40,945              899
SBC Communications, Inc.                             170,933            4,331
Schering-Plough Corp.                                 76,000            1,479
Schlumberger Ltd.                                     30,449            1,959
Scientific-Atlanta, Inc.                               7,912              243
Sealed Air Corp.*                                      4,355              207
Sears Roebuck & Co.                                   11,514              422
Sempra Energy                                         11,718              419
Sherwin-Williams Co.                                   7,503              303

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Siebel Systems, Inc.*                                 25,766     $        208
Sigma-Aldrich Corp.                                    3,577              205
SLM Corp.                                             23,335              885
Snap-On, Inc.                                          2,985               96
Solectron Corp.*                                      49,532              272
Southern Co.                                          37,821            1,107
SouthTrust Corp.                                      17,036              661
Southwest Airlines Co.                                40,804              590
Sovereign Bancorp, Inc. (g)                           15,000              327
Sprint Corp. (g)                                      73,464            1,372
St. Jude Medical, Inc.*                                8,928              608
St. Paul Cos.                                         34,343            1,273
Stanley Works                                          4,144              176
Staples, Inc.                                         25,857              747
Starbucks Corp.*                                      20,516              963
Starwood Hotels & Resorts Worldwide, Inc.             10,552              475
State Street Corp.                                    17,327              742
Stryker Corp.                                         20,564              980
Sun Microsystems, Inc.*                              170,874              675
SunGard Data Systems, Inc.*                           14,896              347
Sunoco, Inc.                                           4,038              275
SunTrust Banks, Inc.                                  14,587              962
SUPERVALU, Inc.                                        6,945              198
Symantec Corp.* (g)                                   16,102              753
Symbol Technologies, Inc.                             11,981              157
Synovus Financial Corp.                               15,563              396
Sysco Corp.                                           33,356            1,149
T. Rowe Price Group, Inc.                              6,457              298
Target Corp.                                          47,067            2,052
Teco Energy, Inc. (g)                                  9,725              125
Tektronix, Inc.                                        4,344              132
Tellabs, Inc.* (g)                                    21,562              192
Temple-Inland, Inc.                                    2,810              192
Tenet Healthcare Corp.* (g)                           24,120              270
Teradyne, Inc.*                                        9,894              169
Texas Instruments, Inc.                               89,580            1,911
Textron, Inc.                                          7,145              438
The Walt Disney Co.                                  105,865            2,444
Thermo Electron Corp.*                                 8,539              220
Thomas & Betts Corp.                                   3,020               79
Tiffany & Co.                                          7,603              272
Time Warner, Inc.*                                   235,305            3,919
TJX Companies, Inc.                                   26,003              610
Torchmark Corp.                                        5,839              305
Toys 'R' Us, Inc.*                                    11,145              183
Transocean, Inc.*                                     16,527              469
Tribune Co.                                           17,056              724
TXU Corp.                                             16,718              663
Tyco International Ltd. (g)                          103,369            3,204
U.S. Bancorp.                                         99,206            2,808
U.S.T., Inc.                                           8,609              327
Union Pacific Corp.                                   13,332              751
Unisys Corp.*                                         17,288              177
United Parcel Service, Inc.                           58,316            4,196
United States Steel Corp.                              5,809              222
United Technologies Corp.                             26,611            2,488
UnitedHealth Group, Inc. (g)                          32,377            2,037
Univision Communications, Inc.* (g)                   16,639              482

                                    CONTINUED

EQUITY INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Unocal Corp.                                          13,341     $        517
UNUMProvident Corp.                                   15,373              245
V.F. Corp.                                             5,620              281
Valero Energy Corp.                                    6,600              494
VERITAS Software Corp.*                               22,089              421
Verizon Communications, Inc.                         142,739            5,502
Viacom, Inc.                                          90,448            3,038
Visteon Corp.                                          6,749               69
Vulcan Materials Co.                                   5,272              251
W.W. Grainger, Inc.                                    4,753              252
Wachovia Corp. (g)                                    67,995            3,013
Wal-Mart Stores, Inc.                                223,751           11,862
Walgreen Co.                                          53,005            1,929
Washington Mutual, Inc.                               46,461            1,802
Waste Management, Inc.                                29,827              839
Waters Corp.* (g)                                      6,296              276
Watson Pharmaceuticals, Inc.*                          5,560              140
Wellpoint Health Networks, Inc.*                       8,033              812
Wells Fargo & Co.                                     87,440            5,020
Wendy's International, Inc.                            5,899              211
Weyerhaeuser Co.                                      12,124              752
Whirlpool Corp. (g)                                    3,638              227
Williams Cos., Inc.                                   26,791              326
Winn-Dixie Stores, Inc. (g)                            7,394               47
Wm. Wrigley Jr. Co.                                   11,637              703
Worthington Industries, Inc.                           4,492               92
Wyeth                                                 68,846            2,437
Xcel Energy, Inc.                                     20,724              354
Xerox Corp.* (g)                                      41,273              572
Xilinx, Inc.                                          17,845              525
XL Capital Ltd., Class A                               7,085              501
Yahoo, Inc.*                                          68,748            2,117
YUM! Brands, Inc.                                     15,159              582
Zimmer Holdings, Inc.*                                12,500              954
Zions Bancorporation                                   4,684              283
                                                                 ------------

TOTAL COMMON STOCKS                                                   529,760
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (i) (0.2%)
Equity Residential Properties Trust                   14,438              427
ProLogis                                               9,376              319
Simon Property Group, Inc.                            10,534              543
                                                                 ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                     1,289
                                                                 ------------

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
REPURCHASE AGREEMENTS  (0.6%)

UBS Investment Bank, 1.31%, 8/2/04
  (Proceeds at maturity, $3,092,
  Collateralized by various U.S. Treasury
  securities)                                    $     3,092            3,092
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             3,092
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (7.4%)

Pool of various securities for Fifth Third
   Funds                                              39,342           39,342
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS

   COLLATERAL FOR SECURITIES LENDING                                   39,342
                                                                 ------------

TOTAL INVESTMENTS (COST $338,071)+ - 107.3%                           573,482

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.3)%                        (38,824)
                                                                 ------------

NET ASSETS - 100.0%                                              $    534,659
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                                   BALANCED FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                 -----------     ------------
COMMERCIAL PAPER (1.3%)

Royal Bank of Scotland, 1.25%, 8/12/04** (f)     $     1,564     $      1,563
Wells Fargo Bank, 1.27%, 8/12/04** (f)                   204              204
Wells Fargo Bank, 1.26%, 8/17/04** (f)                   715              715
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                  2,482
                                                                 ------------

COMMON STOCKS (64.1%)

Abbott Laboratories                                   30,720            1,209
Air Products and Chemicals, Inc.                      14,533              752
Alcoa, Inc.                                           78,402            2,511
Allstate Corp.                                       108,156            5,092
Alltel Corp.                                          30,000            1,560
American International Group, Inc.                    60,257            4,257
Avery Dennison Corp.                                  58,603            3,550
Bank of America Corp.                                 68,986            5,865
Check Point Software Technologies Ltd. * (g)          85,990            1,710
Cisco Systems, Inc.*                                  82,856            1,728
Citigroup, Inc.                                       70,561            3,111
Dover Corp.                                           63,082            2,503
Emerson Electric Corp.                                48,196            2,925
Exxon Mobil Corp.                                     85,478            3,958
FedEx Corp. (g)                                       17,903            1,466
Fiserv, Inc.*                                         67,995            2,330
FPL Group, Inc.                                       17,328            1,167
General Electric Corp.                               170,784            5,679
Guidant Corp.                                         54,345            3,006
IBM Corp.                                             41,083            3,576
Intel Corp.                                           77,397            1,887
Johnson & Johnson                                     60,840            3,363
Lexmark International, Inc.*                          11,826            1,047
Maxim Integrated Products, Inc.                       19,972              961
McDonald's Corp.                                      91,623            2,519
Medco Health Solutions, Inc.*                         82,327            2,495
Merck & Co., Inc.                                     28,155            1,277
Microsoft Corp.                                      190,393            5,418
Noble Corp.*                                          63,519            2,459
Northern Trust Corp.                                  52,858            2,121
Omnicom Group, Inc.                                   44,362            3,195
PepsiCo, Inc.                                         47,281            2,364
Pfizer, Inc.                                         113,372            3,623
Praxair, Inc.                                         73,994            2,919
Procter & Gamble Co.                                  46,601            2,430
Questar Corp.                                         44,185            1,811
Schlumberger Ltd.                                     31,300            2,013
SunGard Data Systems, Inc.*                           39,966              932
Target Corp.                                          33,310            1,452
United Technologies Corp.                             20,786            1,943
VERITAS Software Corp.* (g)                           99,382            1,894
Verizon Communications, Inc.                          71,000            2,737
Viacom, Inc., Class A (g)                             83,266            2,835
Wal-Mart Stores, Inc.                                 79,327            4,206
Walgreen Co.                                          76,404            2,781
Wells Fargo & Co.                                     26,202            1,504
Wendy's International, Inc.                           52,720            1,886
                                                                 ------------

TOTAL COMMON STOCKS                                                   122,027
                                                                 ------------

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 -----------     ------------
CORPORATE BONDS (21.5%)

AIG Sunamerica Global Finance,
   6.90%, 3/15/32                                $       675     $        754
Alliant Master Trust, Series 2000-1A,
   Class A, 1.81%, 6/20/06 (d)(e)                      2,000            2,001
AOL Time Warner, Inc., 7.70%, 5/1/32                     125              139
Bear Stearns Asset Backed Securities,
   Inc., Series 2004-HE3, Class 1A1, 1.62%,
    5/25/31                                            2,742            2,743
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2, Class
   A1, 7.11%, 10/15/32                                   796              861
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (d)                                700              701
Chase Manhattan Auto Owner Trust,
   1.52%, 5/15/07                                      2,365            2,349
Chase Mortgage Finance Corp., 5.00%,
   11/25/33                                            2,959            2,928
Citigroup, Inc., 6.50%, 2/7/06                           500              526
Cox Communications, Inc., 5.50%,
   10/1/15                                               175              171
Credit Suisse First Boston Mortgage
   Securities Corp., Series 1997-C2,
   Class A2, 6.52%, 1/17/35                              481              489
Credit-Based Asset Servicing and
   Securities, Series 2004-CB4, Class A3,
   4.63%, 5/25/35                                        600              599
Devon Energy Corp., 7.95%, 4/15/32                       200              234
Equity One ABS, Inc., Series 2004-1,
   Class AF4, 4.14%, 4/25/34                           1,000              972
First Franklin Mortgage Loan, 2.47%,
   7/25/33 (d)                                           635              637
Ford Motor Co., 7.45%, 7/16/31                           110              105
France Telecom, 9.75%, 3/1/31                            200              255
General Electric Capital Corp., 6.75%,
   3/15/32                                               175              191
General Motors, 8.38%, 7/15/33                           225              235
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                        250              257
Green Tree Financial Corp., 7.60%,
   6/15/25                                               270              289
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4, 4.95%,
   1/11/35                                             3,000            2,986
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                                        700              704
GS Mortgage Securities Corp. II, Series
   2004-C1, Class A1, 3.66%, 10/10/28                    698              685
GS Mortgage Securities Corp. II, Series
   2004-GG2, Class A3, 4.60%, 8/10/38                  1,000            1,005
Hydro-Quebec, 8.00%, 2/1/13                              200              243
IBM Corp., 4.75%, 11/29/12                               160              158
Kinder Morgan Energy Partners, 5.00%,
   12/15/13                                              250              238

                                    CONTINUED

BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Lehman Brothers TRAINS, 7.76%,
   11/15/31 (d)(e)                               $     1,995     $      2,318
Liberty Media Corp., 5.70%, 5/15/13                      200              196
Metris Master Trust, 3.12%, 7/21/08 (d)(e)             1,000            1,000
Morgan Stanley Capital I, Series
   2004-IQ7, Class A2, 5.02%, 6/15/38                    700              714
Morgan Stanley Dean Witter & Co.,
   5.30%, 3/1/13                                         200              199
Morgan Stanley Dean Witter Capital I,
   4.74%, 11/13/36                                       700              687
Motorola, Inc., 6.50%, 11/15/28 (g)                      205              203
Navistar Financial Corp. Owner Trust,
   1.73%, 2/15/07                                      2,500            2,485
Navistar Financial Corp. Owner Trust,
   1.58%, 4/15/08 (d)                                  2,000            2,001
Pemex Master Trust, 6.13%, 8/15/08                       175              181
Public Services Co. of Colorado, 7.88%,
   10/1/12                                               250              298
Residential Accredit Loans, Inc., 1.57%,
   3/25/34 (d)                                         1,835            1,831
Residential Asset Securities Corp.,
   1.69%, 3/25/34 (d)                                  1,000            1,000
Sprint Capital Corp., 7.63%, 1/30/11                     350              393
Trans-Canada Pipeline, 5.60%,
   3/31/34                                               195              182
Truck Retail Installment Paper Corp.,
    1.72%, 5/15/13 (d)(e)                              2,000            2,003
United Mexican States, 4.63%,
   10/8/08                                               580              578
Valero Energy Corp., 7.50%, 4/15/32                      200              226
Verizon Florida, Inc., 6.13%, 1/15/13                    250              259
Washington Mutual, 4.24%, 6/25/34                        541              545
Wisconsin Energy Corp., 5.50%,
   12/1/08                                               210              221
                                                                 ------------

TOTAL CORPORATE BONDS                                                  40,975
                                                                 ------------

U.S. GOVERNMENT AGENCIES (14.8%)

FANNIE MAE (10.1%)
6.50%, 6/1/16                                          1,866            1,974
5.50%, 1/1/18                                            388              399
4.50%, 5/1/19 TBA                                      2,750            2,709
5.00%, 6/1/18                                          1,805            1,820
4.00%, 2/25/21                                         2,000            2,034
7.50%, 6/1/27                                             71               76
7.50%, 12/1/27                                           309              331
7.50%, 12/1/27                                            42               46
6.63%, 11/15/30                                          950            1,062
7.00%, 9/1/31                                            399              422
5.00%, 6/1/34 TBA                                      1,000              976
5.50%, 6/1/34 TBA                                      6,000            6,021
6.00%, 2/1/34                                            646              664
6.00%, 2/1/34                                            637              654
                                                                 ------------
                                                                       19,188
                                                                 ------------

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED

FREDDIE MAC (3.0%)
7.50%, 7/1/27                                    $        25     $         27
7.50%, 8/1/27                                             61               66
7.50%, 11/1/27                                            54               59
7.50%, 12/1/27                                           116              125
6.75%, 3/15/31                                           400              455
6.50%, 5/1/31                                            408              427
6.50%, 11/1/31                                         1,121            1,173
6.25%, 7/15/32 (g)                                       800              859
6.00%, 6/1/34 TBA                                      2,500            2,565
                                                                 ------------
                                                                        5,756
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.7%)
5.00%, 6/1/34 TBA                                      1,000              981
6.50%, 8/15/31                                           499              523
6.50%, 4/15/32                                           406              425
7.00%, 7/20/32                                           297              315
5.50%, 6/1/34 TBA                                      1,000            1,007
                                                                 ------------
                                                                        3,251
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                         28,195
                                                                 ------------

U.S. TREASURY OBLIGATIONS (2.9%)

U.S. TREASURY BONDS (0.4%)
5.45%, 5/15/17**                                         750              389
5.38%, 2/15/31 (g)                                       290              297
                                                                 ------------
                                                                          686
                                                                 ------------

U.S. TREASURY NOTES (2.5%)
1.88%, 9/30/04                                         2,000            2,002
2.13%, 10/31/04                                        2,000            2,003
4.75%, 5/15/14 (g)                                       900              919
                                                                 ------------
                                                                        4,924
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                         5,610
                                                                 ------------

MONEY MARKETS (3.0%)

Dreyfus Cash Management Money
   Market Fund                                           100               --#
Federated Prime Value Obligations
   Money Market Fund                               5,786,296            5,786
                                                                 ------------
TOTAL MONEY MARKETS                                                     5,786
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (3.2%)

Pool of various securities for Fifth Third
   Funds                                         $     6,089            6,089
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    6,089
                                                                 ------------

TOTAL INVESTMENTS (COST $202,528)+ - 110.8%                           211,164

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8)%                       (20,627)
                                                                 ------------

NET ASSETS - 100.0%                                              $    190,537
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                            MICRO CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES           VALUE
                                                 -----------     ------------
COMMON STOCKS (90.8%)

A. M. Castle & Co.*                                   90,000     $        960
A. T. Cross Co., Class A*                            130,000              677
Accelrys, Inc.*                                      180,000            1,368
ActivCard S.A.*                                      250,000            1,658
Agilysys, Inc.                                       120,000            1,788
American Building Control, Inc.*                     294,800              389
Ameron International Corp.                            60,000            2,100
Analysts International Corp.*                        235,000              747
Anaren, Inc.*                                         80,000              959
Angelica Corp.                                        80,000            1,925
APAC Customer Services, Inc.*                        400,000              736
Apogee Enterprises, Inc.                             225,000            2,367
Associated Estates Realty Corp.                      110,000              955
Ault, Inc.*                                          323,000              972
Aviall, Inc.*                                        150,000            3,007
Bassett Furniture Industries, Inc.                   227,000            4,336
BEI Technologies, Inc.                                80,000            1,921
Benihana, Inc., Class A*                             120,000            1,846
BKF Capital Group                                    110,000            2,981
Blair Corp.                                          110,000            3,014
Bombay Co., Inc.*                                    300,000            1,773
Boykin Lodging Co.*                                  160,000            1,347
Brush Wellman, Inc.*                                 215,000            3,891
BUCA, Inc.*                                          230,014            1,194
Calgon Carbon Corp.                                  220,000            1,392
California Amplifier, Inc.*                          135,000              844
Capstone Turbine Corp.*                              300,000              600
Carrington Laboratories, Inc.*                       130,220              513
Celadon Group, Inc.*                                 105,000            1,840
Century Business Services, Inc.*                     381,183            1,609
Cepheid, Inc.*                                       100,000              889
Chronimed, Inc.*                                     195,835            1,537
Cobra Electronics Corp.*                             315,154            2,379
Compudyne Corp.*                                     120,000            1,132
Comstock Resources, Inc.*                            215,000            4,525
Concord Camera Corp.*                                280,379              768
Covenant Transport, Inc., Class A*                   125,000            2,208
Crawford & Co., Class A                                5,700               29
Crawford & Co., Class B                              136,800              689
Cutter & Buck, Inc.                                  165,801            1,796
Deb Shops, Inc.                                      100,000            2,292
DHB Industries, Inc.*                                160,000            2,434
Digimarc Corp.*                                      100,000              903
Dril-Quip, Inc.*                                     170,000            3,204
Edelbrock Corp.                                      170,000            2,804
Electro Rent Corp.                                   100,000              972
Emerson Radio Corp.*                                 375,000            1,110
Enesco Group, Inc.*                                  200,000            1,710
Flow International Corp.*                            158,300              579
Frozen Food Express Industries, Inc.*                285,000            1,927
General Cable Corp.*                                  60,300              574
GSI Lumonics, Inc.*                                  150,000            2,004
Haggar Corp.                                         125,000            2,406
Hardinge, Inc.                                        45,000              558
Harken Energy Corp.*                                 240,000              115
Hartmarx Corp.*                                      400,000            3,016
Heidrick & Struggles International, Inc.*            100,000            2,646
Hologic, Inc.*                                       190,000            3,785

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Horizon Offshore, Inc.*                              450,000     $        356
Huffy Corp.*                                         275,000              275
ICO, Inc.*                                           175,000              382
InFocus Corp.*                                       240,000            2,126
Input / Output, Inc.*                                300,000            2,889
Iomega Corp.                                          31,000              136
Ionics, Inc.*                                         20,000              541
Jameson Inns, Inc.*                                  145,700              297
K2, Inc.*                                             99,480            1,418
Kaneb Services LLC                                    30,101              894
Lazare Kaplan International, Inc.*                   210,600            1,822
LESCO, Inc.*                                         200,000            2,560
Lydall, Inc.*                                         83,500              814
MAIR Holdings, Inc.*                                 154,685            1,435
Material Sciences Corp.*                             400,000            4,820
Maxwell Technologies, Inc.*                          170,800            1,590
Meade Instruments Corp.*                             400,000            1,356
Meadowbrook Insurance Group*                         140,000              672
MEDTOX Scientific, Inc.*                              40,000              456
Mercury Air Group, Inc.*                             120,000              636
Michael Baker Corp.*                                 250,000            3,400
Midway Games, Inc.*                                   20,000              229
Mobile Mini, Inc.*                                   105,000            2,872
Monterey Pasta Co.*                                  410,000            1,328
Movado Group, Inc.                                   100,000            1,501
MVC Capital*                                          40,000              384
Nanometrics, Inc.*                                   170,000            1,683
National Dentex Corp.*                                65,000            1,868
NewMarket Corp.*                                      65,000            1,288
Northwest Pipe Co.*                                   70,000            1,243
Olympic Steel, Inc.*                                 140,000            3,289
On Assignment, Inc.*                                 310,000            1,553
Optimal Robotics Corp.*                              195,009            1,445
Oregon Steel Mills, Inc.*                            250,000            3,875
Orthologic Corp.*                                    114,400              844
OSI Systems, Inc.*                                   135,000            2,515
Osteotech, Inc.*                                     350,000            1,355
Overland Storage, Inc.*                               75,000              881
PAM Transportation Services, Inc.*                    45,000              828
PAREXEL International Corp.*                          20,000              384
Pemstar, Inc.*                                       501,885            1,104
Perceptron, Inc.*                                     80,213              553
Pharmacopeia, Inc.*                                   90,000              498
Planar Systems, Inc.*                                 65,000              898
Plato Learning, Inc.*                                235,000            2,061
Powell Industries, Inc.*                             130,000            2,225
Price Legacy Corp.                                    90,250            1,653
Prime Hospitality Corp.*                             130,000            1,193
Quaker Fabric Corp.                                  110,000              790
R.G. Barry Corp.*                                    260,000              426
Register.com, Inc.*                                   82,219              483
Rockford Corp.*                                      325,100            1,414
Rocky Shoes & Boots, Inc.*                           100,000            1,934
RTI International Metals, Inc.*                      150,000            2,249
Safeguard Scientifics, Inc.*                         525,000              997
Saucony, Inc., Class A                                60,000            1,234
Sea Containers, Ltd.                                 180,000            3,032
SeeBeyond Technology Corp.*                          130,000              393

                                    CONTINUED

MICRO CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Skechers U.S.A., Inc.*                               200,000     $      2,750
Smith & Wollensky Restaurant Group, Inc.*             85,000              553
SonicWALL, Inc.*                                     500,000            3,314
Southcoast Financial Corp.*                           33,000              728
Southwestern Energy Co.*                              28,000              901
Stein Mart, Inc.*                                    175,000            3,174
Steinway Musical Instruments, Inc.*                  115,000            3,425
Stepan Co.                                           185,000            4,484
Stewart & Stevenson Services, Inc.                    90,000            1,418
Strategic Distribution, Inc.                         139,100            2,184
Stride Rite Corp.                                     31,500              328
Superior Uniform Group, Inc.                          45,000              630
Symmetricom, Inc.*                                   700,154            5,741
Systemax, Inc.*                                       70,000              438
Terra Nitrogen Company, L.P.                          55,000              779
Texas Pacific Land Trust                               4,500              344
Theragenics Corp.*                                   350,000            1,456
Top Tankers, Inc.*                                   110,000            1,260
Transport Corp. of America, Inc.*                    130,000            1,011
Tweeter Home Entertainment Group, Inc.*              140,000              661
U. S. Concrete, Inc.*                                 70,000              440
Universal Electronics, Inc.*                         135,000            2,338
Veritas DGC, Inc.*                                   100,000            2,463
Vesta Insurance Group, Inc.                          170,000              879
Vignette Corp.*                                      425,000              608
Volt Information Sciences, Inc.*                      15,382              461
Wet Seal, Inc.*                                      140,000              714
Willbros Group, Inc.*                                150,000            2,207
Wolverine Tube, Inc.*                                100,000            1,270
Zomax, Inc.*                                         380,300            1,129
                                                                 ------------

TOTAL COMMON STOCKS                                                   228,165
                                                                 ------------

INVESTMENT COMPANIES (1.2%)

Brantley Capital Corp.                                60,000              661
Equus II, Inc.                                       130,000              975
Malaysia Fund, Inc.*                                  25,000              124
Royce Micro-Cap Trust                                 95,489            1,167
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                              2,927
                                                                 ------------

REPURCHASE AGREEMENTS (6.7%)

UBS Investment Bank, 1.31%, 8/2/04
   (Proceeds at maturity, $16,838,
   Collateralized by various U.S. Treasury
   securities)                                   $    16,836           16,836
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            16,836
                                                                 ------------

TOTAL INVESTMENTS (COST $184,439)+ - 98.7%                            247,928

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                            3,347

NET ASSETS - 100.0%                                              $    251,275
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                            SMALL CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
COMMON STOCKS (83.0%)

Abercrombie & Fitch Co.                               71,000     $      2,619
Agilysys, Inc.                                       163,400            2,434
Agrium, Inc.                                         159,300            2,301
Allegheny Energy, Inc.*                              221,000            3,279
American Italian Pasta Co.                            37,200            1,094
Ametek, Inc.                                          13,200              407
Andrx Corp.*                                          99,300            2,576
Anixter International, Inc.                           43,700            1,463
Ann Taylor Stores Corp.*                              73,200            1,965
Bema Gold Corp.*                                     169,000              394
Cal Dive International, Inc.*                         55,700            1,727
Cambior, Inc.*                                       122,000              344
Consol Energy, Inc.                                   15,000              538
Constellation Brands, Inc.*                           25,000              947
Covance, Inc.*                                        21,400              785
Cypress Semiconductor Corp.*                         166,000            1,882
Dot Hill Systems Corp.*                               54,400              452
Eldorado Gold Corp.*                                 114,000              290
Endurance Specialty Holdings, Ltd.                    69,100            2,284
Energy Partners, Ltd.*                                73,350            1,147
First Health Group Corp.*                            145,200            2,036
Flagstar Bancorp, Inc.                                21,000              413
Golden Star Resources, Ltd.*                          88,000              354
Headwaters, Inc.*                                     97,400            2,702
Hilb, Rogal & Hamilton Co.                            66,800            2,244
Horace Mann Educators Corp.                          112,000            1,877
Houston Exploration Co.*                              11,900              643
Humana, Inc.*                                        174,800            3,166
Jack in the Box, Inc.*                                18,500              590
Key Energy Services, Inc.*                           144,400            1,456
Lam Research Corp.*                                  105,500            2,516
LSI Logic Corp.*                                      97,000              494
Magnum Hunter Resources, Inc.*                        59,500              638
McAfee, Inc.*                                        139,800            2,514
Mercury General Corp.                                  3,500              165
Methode Electronics, Inc.                             97,000            1,264
Mobile Mini, Inc.*                                    40,200            1,099
Odyssey Healthcare, Inc.*                            142,100            2,441
Orthodontic Centers of America, Inc.*                269,400            1,821
PepsiAmericas, Inc.                                   48,300              907
Perry Ellis International, Inc.*                      59,200            1,395
Photronics, Inc.*                                    177,500            2,568
Piper Jaffray Cos., Inc.*                             42,800            1,744
Platinum Underwriters Holdings, Ltd.                  43,300            1,205
Polyone Corp.*                                       289,400            2,092
Priority Healthcare Corp., Class B*                   92,100            2,063
Province Healthcare Co.*                              28,000              407
PT Indonesian Satellite Corp. ADR                     77,400            1,773
QLogic Corp.*                                         48,000            1,174
Robert Mondavi Corp.*                                 34,500            1,196
Ruby Tuesday, Inc.                                    34,725            1,003
Scottish Re Group, Ltd.                              107,400            2,191
Service Corp. International*                         343,800            2,183
Standard Register Co.                                101,500            1,112
Steiner Leisure, Ltd.*                                82,100            1,963
Stillwater Mining Co.*                                46,600              677

                                    CONTINUED

SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Sunrise Assisted Living, Inc.*                        34,500     $      1,218
Swift Transportation Co., Inc.*                      123,800            2,473
The Steak n Shake Co.*                                14,900              255
Tidewater, Inc.                                       89,500            2,716
Veritas DGC, Inc.*                                   129,200            3,182
Wheaton River Minerals, Ltd.*                        117,500              296
                                                                 ------------

TOTAL COMMON STOCKS                                                    93,154
                                                                 ------------

INVESTMENT COMPANIES (3.3%)

iShares Russell 2000 Value                            22,900            3,751
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                              3,751
                                                                 ------------

REPURCHASE AGREEMENTS (15.6%)

UBS Investment Bank, 1.31%, 8/2/04
   (Proceeds at maturity, $17,527,
   Collateralized by various U.S. Treasury
   securities)                                   $    17,525           17,525
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            17,525
                                                                 ------------

TOTAL INVESTMENTS (COST $108,693)+ - 101.9%                           114,430

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%                         (2,139)

NET ASSETS - 100.0%                                              $    112,291
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                            MULTI CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
RIGHTS (0.0%)

Liberty Media International, Inc. - Class A            3,650     $         22
                                                                 ------------

TOTAL RIGHTS                                                               22
                                                                 ------------

COMMON STOCKS (87.6%)

3Com Corp.*                                          315,000            1,553
ADC Telecommunications, Inc.*                        175,000              420
AK Steel Holding Corp.*                              110,000              729
Alltel Corp.                                          40,000            2,080
American Electric Power Co. (g)                       50,000            1,556
American Express Co.                                  60,000            3,015
American Power Conversion Corp.                       70,000            1,057
Ameritrade Holding Corp.*                            125,000            1,386
Anadarko Petroleum Corp.                              50,000            2,990
Andrew Corp.*                                        165,000            1,790
Aon Corp.                                             85,000            2,247
Apache Corp.                                          69,300            3,225
Apple Computer, Inc.*                                150,000            4,850
Applera Corp. - Celera Genomics Group*               215,000            2,525
Applied Materials, Inc.*                             140,000            2,376
Archer-Daniels-Midland Co.                           115,000            1,774
AT&T Corp.                                            50,000              755
AT&T Wireless Services, Inc.*                         65,000              939
Becton, Dickinson & Co.                               50,000            2,362
Berkshire Hathaway, Inc.*                              1,000            2,894
Big Lots, Inc.*                                       40,000              490
BMC Software, Inc.*                                   60,000              941
Bob Evans Farms, Inc.                                110,000            2,928
Borg Warner, Inc.                                    120,000            5,663
Bristol-Myers Squibb Co.                             110,000            2,519
Brunswick Corp.                                       50,000            1,952
Cadbury Schweppes PLC ADR                             60,000            1,982
Carnival Corp.                                        25,000            1,165
Charles Schwab Corp.                                 250,000            2,195
ChevronTexaco Corp.                                   30,000            2,870
CIGNA Corp.                                           75,000            4,652
Cincinnati Financial Corp.                            21,000              837
Coherent, Inc.*                                      100,000            2,631
Comverse Technology, Inc.* (g)                       125,000            2,133
ConAgra, Inc.                                        160,000            4,160
ConocoPhillips                                        60,000            4,725
CSX Corp.                                             50,000            1,565
Cubic Corp.                                           30,000              608
CVS Corp.                                             30,000            1,256
Diebold, Inc.                                         75,000            3,458
Dominion Resources, Inc.                              15,000              952
Duke Energy Corp. (g)                                110,000            2,364
E*TRADE Financial Corp.* (g)                         200,000            2,214
EMC Corp.*                                           135,000            1,481
Florida East Coast Industries, Inc.                  106,000            3,940
Foot Locker, Inc.                                     80,000            1,800
Furniture Brands International, Inc.                 135,000            3,102
General Dynamics Corp.                                40,000            3,953
General Electric Corp.                                60,000            1,995
Global Industries, Ltd.*                             125,000              631
Goodrich Corp.                                        30,000              970

                                    CONTINUED

MULTI CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Goodyear Tire & Rubber Co.* (g)                      162,400     $      1,778
Harris Corp. (g)                                      75,000            3,561
HCA, Inc.                                             50,000            1,933
Hewlett-Packard Co.                                  160,000            3,224
Hillenbrand Industries, Inc.                          50,000            2,839
Home Depot, Inc.                                     100,000            3,372
Honda Motor Co., Ltd.                                 60,000            1,456
Honeywell International, Inc.                        140,000            5,266
Horace Mann Educators Corp.                          220,000            3,687
Humana, Inc.*                                        200,000            3,622
IBM Corp.                                             25,000            2,177
Industrias Bachoco, S.A. ADR                         115,000            1,152
Intel Corp.                                          100,000            2,438
International Paper Co.                               35,000            1,513
Ionics, Inc.* (g)                                    100,000            2,704
J.C. Penney Co., Inc. (g)                             65,000            2,600
J.P. Morgan Chase & Co.                              100,000            3,733
JAKKS Pacific, Inc.* (g)                             100,000            2,007
JDS Uniphase Corp.* (g)                              225,000              776
Kerr-McGee Corp.                                      60,000            3,150
KeyCorp                                              100,000            3,018
Kimberly-Clark Corp.                                  50,000            3,204
King Pharmaceuticals, Inc.*                           75,000              847
Kraft Foods, Inc. (g)                                 90,000            2,750
Liberty Media Corp., Class A*                        365,000            3,095
Liberty Media International, Inc., Class A*           18,250              569
Lubrizol Corp.                                        60,000            2,078
Lucent Technologies, Inc.* (g)                       550,000            1,678
Marathon Oil Corp.                                   120,000            4,520
Masco Corp.                                           85,000            2,570
May Department Stores Co.                            110,000            2,918
McDonald's Corp.                                     120,000            3,300
Merck & Co., Inc.                                     75,000            3,401
Methode Electronics, Inc.                            110,000            1,433
Millenium Pharmaceuticals, Inc.* (g)                 220,000            2,446
Motorola, Inc.                                       225,000            3,583
Natuzzi S.p.A. ADR                                   110,000            1,121
Neiman Marcus Group, Inc.                             11,200              576
Neiman Marcus Group, Inc., Class A                    48,000            2,618
Newell Rubbermaid, Inc.                               30,000              648
Novell, Inc.*                                        275,000            1,881
Orthodontic Centers of America, Inc.* (g)            225,000            1,521
Pall Corp.                                           160,000            3,707
Payless ShoeSource, Inc.*                            200,000            2,588
Pepco Holdings, Inc. (g)                             125,000            2,250
Pfizer, Inc.                                          60,000            1,918
Pier 1 Imports, Inc.                                  60,000            1,076
Plum Creek Timber Co., Inc.                           50,000            1,569
Prime Hospitality Corp.*                             198,800            1,825
Royal Dutch Petroleum Co.                             50,000            2,515
Saks, Inc.                                            75,000              979
Schering-Plough Corp.                                185,000            3,600
Schlumberger Ltd.                                     70,000            4,503
Scientific-Atlanta, Inc.                              45,000            1,384
Snap-On, Inc.                                         30,000              963
Standard Register Co.                                125,000            1,370
Stanley Works                                         75,000            3,180

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
COMMON STOCKS, CONTINUED

Stewart & Stevenson Services, Inc.                   175,000     $      2,756
Sun Microsystems, Inc.*                              250,000              988
SUPERVALU, Inc.                                      160,000            4,570
Tecumseh Products Co., Class A                       100,000            4,083
The Walt Disney Co.                                  135,000            3,117
Thomas & Betts Corp. (g)                              70,000            1,841
Toro Co.                                              30,000            1,965
Transocean, Inc.*                                    210,000            5,963
Trizec Properties, Inc.                              125,000            2,006
U.S. Bancorp.                                         80,000            2,264
Union Pacific Corp.                                   50,000            2,817
Verizon Communications, Inc.                          50,000            1,927
Vishay Intertechnology, Inc.*                         75,000            1,163
Waters Corp.* (g)                                     35,000            1,536
Whirlpool Corp. (g)                                   30,000            1,873
Winn-Dixie Stores, Inc. (g)                          180,000            1,138
Wyeth                                                 30,000            1,062
                                                                 ------------

TOTAL COMMON STOCKS                                                   289,914
                                                                 ------------

CORPORATE BOND EQUIVALENTS (c) (0.1%)

Glenborough Realty, $1.94, Series A                   13,073              320
                                                                 ------------

TOTAL CORPORATE BOND EQUIVALENTS                                          320
                                                                 ------------

INVESTMENT COMPANIES (1.7%)

iShares Russell 1000 Value Index (g)                  50,000            2,965
iShares Russell 3000 Value Index                      10,000              768
John Hancock Bank & Thrift
Opportunity Fund                                     200,000            1,888
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                              5,621
                                                                 ------------

REPURCHASE AGREEMENTS (10.7%)

UBS Investment Bank, 1.31%, 8/2/04
   (Proceeds at maturity, $35,446,
   Collateralized by various U.S. Treasury
   securities)                                   $    35,442           35,442
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            35,442
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (9.8%)

Pool of various securities for Fifth Third
   Funds                                              32,521           32,521
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   32,521
                                                                 ------------

TOTAL INVESTMENTS (COST $295,196) + - 109.9%                          363,840

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.9)%                        (32,854)
                                                                 ------------

NET ASSETS - 100.0%                                              $    330,986
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                DISCIPLINED LARGE CAP VALUE FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
COMMON STOCKS (95.7%)

Abbott Laboratories                                  255,296     $     10,047
Alltel Corp. (g)                                     266,742           13,871
American Electric Power Co. (g)                      436,299           13,573
American International Group, Inc.                   177,000           12,505
Anadarko Petroleum Corp.                             115,620            6,913
Aon Corp.                                            423,978           11,210
Bank of America Corp.                                 66,216            5,629
Bob Evans Farms, Inc.                                 61,000            1,624
Bristol-Myers Squibb Co.                             372,112            8,521
Brunswick Corp.                                       80,555            3,144
Cadbury Schweppes PLC ADR                            411,550           13,598
Carnival Corp.                                       287,545           13,403
Caterpillar, Inc. (g)                                176,742           12,989
ChevronTexaco Corp.                                  170,433           16,302
CIT Group, Inc.                                      321,299           11,168
ConAgra, Inc.                                        526,857           13,698
ConocoPhillips                                       261,055           20,563
CVS Corp.                                            485,543           20,329
Dow Chemical Co.                                     427,044           17,035
Equity Office Properties Trust                       110,746            2,874
FPL Group, Inc.                                      172,681           11,627
Gannett, Inc.                                        229,055           19,044
General Dynamics Corp.                               223,617           22,098
General Electric Corp.                               393,000           13,067
Genuine Parts Co.                                    250,991            9,470
Halliburton Co.                                      332,110           10,544
Hartford Financial Services Group, Inc. (g)          233,927           15,229
HCA, Inc.                                            135,430            5,234
Hewlett-Packard Co.                                  413,792            8,338
Honda Motor Co., Ltd.                                578,538           14,041
Honeywell International, Inc.                        615,852           23,163
IBM Corp.                                            135,871           11,830
Intel Corp.                                          251,796            6,139
International Paper Co.                              374,525           16,190
J.P. Morgan Chase & Co.                              428,105           15,981
KeyCorp (g)                                          497,418           15,012
Marathon Oil Corp.                                   357,921           13,483
Masco Corp.                                          241,550            7,304
May Department Stores Co.                            222,552            5,904
McDonald's Corp.                                     197,488            5,431
Merck & Co., Inc.                                    215,244            9,761
Merrill Lynch & Co., Inc.                            312,239           15,525
MetLife, Inc.                                        492,000           17,549
NiSource, Inc.                                       353,424            7,316
Parker Hannifin Corp.                                243,175           13,953
Royal Dutch Petroleum Co. (g)                        312,427           15,715
RPM International, Inc.                              186,544            2,807
Safeway, Inc.* (g)                                   320,000            6,762
Sherwin-Williams Co.                                 296,434           11,970
SunTrust Banks, Inc.                                 298,241           19,669
Valero Energy Corp.                                   52,000            3,896
Verizon Communications, Inc.                         402,672           15,519
Weyerhaeuser Co.                                     219,493           13,609
                                                                 ------------

TOTAL COMMON STOCKS                                                   632,176
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
REPURCHASE AGREEMENTS (4.2%)

UBS Investment Bank, 1.31%, 8/2/04
   (Proceeds at maturity, $27,889,
   Collateralized by a U.S. Treasury
   security)                                     $    27,886           27,886
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            27,886
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (7.3%)

Pool of various securities for Fifth Third
   Funds                                              47,987           47,987
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   47,987
                                                                 ------------

TOTAL INVESTMENTS (COST $607,820)+ - 107.2%                           708,049

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.2)%                        (47,552)
                                                                 ------------

NET ASSETS - 100.0%                                              $    660,497
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

LIFEMODEL AGGRESSIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
INVESTMENTS IN AFFILIATES (h) (100.1%)

Fifth Third Disciplined Large Cap
   Value Fund                                      2,193,268     $     29,653
Fifth Third Intermediate Bond Fund                   313,866            3,117
Fifth Third International Equity Fund                868,481            8,094
Fifth Third Mid Cap Growth Fund*                     747,209            9,684
Fifth Third Multi Cap Value Fund                     442,034            9,981
Fifth Third Prime Money Market Fund                3,231,660            3,232
Fifth Third Quality Growth Fund*                   1,960,570           28,644
Fifth Third Small Cap Growth Fund                    383,970            5,944
Fifth Third Small Cap Value Fund                     304,318            6,089
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       104,438
                                                                 ------------

TOTAL INVESTMENTS (COST $94,255)+ - 100.1%                            104,438

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                            (82)
                                                                 ------------

NET ASSETS - 100.0%                                              $    104,356
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                         LIFEMODEL MODERATELY AGGRESSIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
INVESTMENTS IN AFFILIATES (h) (99.9%)

Fifth Third Bond Fund                                894,540     $      8,963
Fifth Third Disciplined Large Cap
   Value Fund                                      3,892,972           52,634
Fifth Third Intermediate Bond Fund                 2,477,358           24,600
Fifth Third International Equity Fund              1,402,134           13,068
Fifth Third Mid Cap Growth Fund*                   1,279,110           16,577
Fifth Third Multi Cap Value Fund                     756,383           17,079
Fifth Third Prime Money Market Fund                5,601,047            5,601
Fifth Third Quality Growth Fund*                   3,481,170           50,860
Fifth Third Short Term Bond Fund                   1,869,349           17,890
Fifth Third Small Cap Growth Fund                    551,453            8,536
Fifth Third Small Cap Value Fund                     436,795            8,740
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       224,548
                                                                 ------------

TOTAL INVESTMENTS (COST $206,485)+ - 99.9%                            224,548

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              137
                                                                 ------------

NET ASSETS - 100.0%                                              $    224,685
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

LIFEMODEL MODERATE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
INVESTMENTS IN AFFILIATES (h) (100.0%)

Fifth Third Bond Fund                              3,252,264     $     32,588
Fifth Third Disciplined Large Cap
   Value Fund                                      6,000,492           81,126
Fifth Third Intermediate Bond Fund                 9,806,400           97,377
Fifth Third International Equity Fund              1,928,014           17,969
Fifth Third Mid Cap Growth Fund*                   2,022,148           26,207
Fifth Third Multi Cap Value Fund                   1,193,685           26,953
Fifth Third Prime Money Market Fund                6,063,788            6,064
Fifth Third Quality Growth Fund*                   5,342,542           78,055
Fifth Third Short Term Bond Fund                   6,755,781           64,653
Fifth Third Small Cap Growth Fund                    846,048           13,097
Fifth Third Small Cap Value Fund                     677,038           13,548
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       457,637
                                                                 ------------

TOTAL INVESTMENTS (COST $449,438)+ - 100.0%                           457,637

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                              (69)
                                                                 ------------

NET ASSETS - 100.0%                                              $    457,568
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                       LIFEMODEL MODERATELY CONSERVATIVE FUND SM
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                 -----------     ------------
INVESTMENTS IN AFFILIATES (h) (100.2%)

Fifth Third Bond Fund                                947,455     $      9,494
Fifth Third Disciplined Large Cap
    Value Fund                                     1,189,119           16,077
Fifth Third Intermediate Bond Fund                 2,756,405           27,370
Fifth Third International Equity Fund                440,001            4,101
Fifth Third Mid Cap Growth Fund*                     310,656            4,026
Fifth Third Multi Cap Value Fund                     183,740            4,149
Fifth Third Prime Money Market Fund                   49,138               49
Fifth Third Quality Growth Fund*                   1,063,096           15,532
Fifth Third Short Term Bond Fund                   1,979,915           18,947
Fifth Third Small Cap Growth Fund                    129,697            2,008
Fifth Third Small Cap Value Fund                     102,775            2,057
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                       103,810
                                                                 ------------

TOTAL INVESTMENTS (COST $98,278)+ - 100.2%                            103,810

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                           (164)
                                                                 ------------

NET ASSETS - 100.0%                                              $    103,646
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

LIFEMODEL CONSERVATIVE FUND SM
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
INVESTMENTS IN AFFILIATES (h) (99.9%)

Fifth Third Bond Fund                                655,849     $      6,572
Fifth Third Disciplined Large Cap
    Value Fund                                       351,057            4,746
Fifth Third Intermediate Bond Fund                 1,973,535           19,598
Fifth Third International Equity Fund                113,813            1,061
Fifth Third Mid Cap Growth Fund*                      78,551            1,018
Fifth Third Multi Cap Value Fund                      47,137            1,064
Fifth Third Prime Money Market Fund                1,090,370            1,090
Fifth Third Quality Growth Fund*                     306,990            4,485
Fifth Third Short Term Bond Fund                   1,356,989           12,986
Fifth Third Small Cap Growth Fund                     65,705            1,017
Fifth Third Small Cap Value Fund                      53,376            1,068
                                                                 ------------

TOTAL INVESTMENTS IN AFFILIATES                                        54,705
                                                                 ------------

TOTAL INVESTMENTS (COST $53,755)+ - 99.9%                              54,705

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                               44
                                                                 ------------

NET ASSETS - 100.0%                                              $     54,749
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                           STRATEGIC INCOME FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------
                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 -----------     ------------
COMMON STOCKS (5.2%)

Abbott Laboratories                                   30,775     $      1,211
American Capital Strategies Ltd.                      11,400              333
Arthur J. Gallagher & Co.                             27,950              866
Bank of America Corp.                                  9,950              846
Citigroup, Inc.                                       16,925              746
Eli Lilly & Co.                                        7,130              454
First Horizon National Corp.                          15,600              676
General Electric Corp.                                10,735              357
Pfizer, Inc.                                          22,425              717
Procter & Gamble Co.                                  11,030              575
Sysco Corp.                                           19,025              655
Washington Mutual, Inc.                               13,395              520
Wells Fargo & Co.                                     15,945              916
                                                                 ------------

TOTAL COMMON STOCKS                                                     8,872
                                                                 ------------

CORPORATE BONDS (22.6%)

Amvescap PLC, 5.38%, 2/27/13                     $       500              495
Bankers Trust New York, 7.25%,
   10/15/11                                            1,000            1,127
Bear, Stearns Co., Inc., 4.65%, 7/2/18                 1,000              891
Bear, Stearns Co., Inc., Series
   2003-AC7, Class A2, 5.25%, 1/25/34                  1,613            1,646
Citibank Credit Card Issuance Trust,
   3.10%, 3/10/10                                        500              488
Comcast Cable, 7.13%, 6/15/13                            500              552
Core Invest Grade Trust, 4.73%,
   11/30/07                                              500              513
Countrywide Home Loans, 4.59%,
   10/25/33                                            1,798            1,711
Cullen/Frost Cap Trust I, 2.86%, 3/1/34 (d)            1,000            1,018
CVS Corp., 7.77%, 1/10/12                                909            1,004
Deutsche Mortgage Securities, Inc.,
   Series 2004-2, Class A3, 3.78%,
   1/25/34                                             1,000              976
Developers Diversified Realty, 3.88%,
   1/30/09                                             1,000              966
First Tennessee Cap II, 6.30%,
   4/15/34                                             1,500            1,415
Ford Motor Credit Co., 7.00%,
   10/1/13                                             1,500            1,528
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                        500              513
Goldman Sachs Group, Inc., 4.75%,
   7/15/13                                             1,000              951
Goldman Sachs Group, Inc., 5.25%,
   10/15/13                                            1,000              984
HBOS PLC, 5.38%, 11/1/49 (d)(e)                        2,000            1,952
Hutchison Whampoa International, Ltd.,
   6.50%, 2/13/13 (e)                                  1,000            1,010
HVB Funding Trust I, 8.74%, 6/30/31                    1,000            1,165
International Lease Finance Corp.,
   4.38%, 11/1/09                                      1,000              991
Korea Development Bank, 3.88%,
   3/2/09                                              1,000              969
Kraft Foods, Inc., 6.25%, 6/1/12                       1,500            1,601

                                    CONTINUED

                                                           STRATEGIC INCOME FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Lehman Brothers TRAINS, 6.50%,
   8/15/08(d)(e)                                 $       504     $        534
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                                500              472
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-A1, Class 2A, 4.53%,
   12/25/32                                              473              476
Motorola, Inc., 6.50%, 11/15/28                          500              496
Pacific Gas & Electric, 4.20%, 3/1/11                  1,000              965
Public Service Oklahoma, 4.85%,
   9/15/10                                               500              502
Radian Group, Inc., 5.63%, 2/15/13                       500              510
RBS Cap Trust B, 6.80% 3/31/08                       500,000              503
SLM Corp., 3.41%, 4/1/09 (d)                           1,000              988
SLM Corp., 4.00%, 11/21/13 (d)                         1,000              995
Sprint Capital Corp, 8.38%, 3/15/12                    1,500            1,757
TCI Communications, Inc., 7.88%,
   8/1/13                                              1,100            1,265
Union Planters Corp., 4.38%, 12/1/10                     500              489
Verizon Virginia, Inc., 4.63%, 3/15/13                 1,000              947
Washington Mutual Bank, 4.82%,
   10/25/32                                              231              233
Washington Mutual Bank, Series
   2003-AR10, Class A4, 4.08%, 10/25/33                1,500            1,496
Weyerhaeuser Co., 7.38%, 3/15/32                       1,500            1,656
                                                                 ------------

TOTAL CORPORATE BONDS                                                  38,750
                                                                 ------------

CORPORATE BOND EQUIVALENTS (c) (46.4%)

AAG Holding Co., Inc., $1.17                          20,000              495
Abbey National PLC, $1.84                             24,900              654
Abbey National PLC, $1.84                             70,600            1,855
ABN AMRO Cap Fund Trust V,
   $1.48                                              60,000            1,391
AMBAC Financial Group, Inc., $1.49                    54,100            1,267
AMBAC Financial Group, Inc., $1.75                    62,895            1,654
BAC Capital Trust I, $1.75                            64,500            1,669
BAC Capital Trust II, $2.13                           31,000              816
BAC Capital Trust VI, $1.75                           48,600            1,272
Bank One Capital I, $2.00                             19,000              487
Bank One Capital V, $2.00                             76,300            2,037
Bear Stearns Capital Trust III, $1.95                 58,900            1,552
Citigoup Capital VII, $1.78                          124,925            3,272
Citigroup Capital VI, $1.72                           25,000              630
Cleveland Electric Financial Trust I, $2.25           10,000              271
ConAgra Capital, $1.25                                54,900            1,383
Consolidated Edison, $1.81                            50,700            1,353
Corp-Backed Trust Certs (CBTCS), $1.53                60,000            1,445
Corp-Backed Trust Certs (CBTCS), $1.56                33,500              825
Corp-Backed Trust Certs (CBTCS), $1.70                40,000            1,060
Corp-Backed Trust Certs (CBTCS), $1.80                15,800              405
Corp-Backed Trust Certs (CBTCS), $1.97                 2,200               56
Corp-Backed Trust Certs (CBTCS), $2.06                 7,800              204
Corp-Backed Trust Certs (CBTCS), $2.20                 1,800               47
Corts Countrywide Capital II, $2.00                   10,000              262
Corts Trust For Disney, $1.72                         40,000            1,036
Corts Trust II Safeco Capital I, $2.18                10,000              263

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
CORPORATE BOND EQUIVALENTS (c), CONTINUED

Corts-First Union Capital II, $1.88                   17,700     $        462
Corts-Sherwin Williams, $1.81                         57,600            1,474
Corts-TR Verizon Global, $3.13                        54,500            1,408
Developers Diversified Realty, $2.15                  48,300            1,290
Dominion CNG Capital Trust I, $1.95                   39,800            1,040
Duke Realty Corp., $2.11                              50,800            1,344
Duquesne Light Co., $1.68                             34,000              906
Energy East Capital, $2.06                             5,000              131
Entergy Arkansas, Inc., $1.50                         80,600            2,006
Entergy Mississippi, Inc., $1.50                      39,000              970
Entergy Mississippi, Inc., $1.81                       9,400              243
Equity Residential Properties, $2.28,
   Series G                                           19,900              529
Federal Realty Investment Trust, $2.13                43,300            1,138
Financial Security Assurance Holdings, $1.56          90,750            2,232
Fleet Capital Trust VI, $2.20                         46,000            1,225
Fleet Captial Trust VII, $1.80                        29,200              761
Ford Capital Trust Series II, $3.25                   10,000              535
General Electric Capital Corp., $1.53                 19,000              482
General Electric Capital Corp., $1.66                 59,000            1,548
Glenborough Realty, $1.94, Series A                   37,842              927
Harris Preferred Capital, Series A, $1.84             31,800              802
Household Capital Trust V, $2.50                      17,000              456
Household Finance, $1.72                              32,800              848
HRPT Properties Trust, $2.47                          26,100              695
HRPT Properties Trust, Series B, $2.19                22,900              608
Huntington Preferred Cap, Inc., $1.97                 15,507              419
ING Group NV, $1.80                                   41,200            1,077
Kimco Reality Preferred, $1.66                        39,994            1,014
Laclede Capital Trust I, $1.93                        10,000              269
Maytag Corp., $1.97                                   19,200              497
MBNA Corp., $1.88                                     28,400              728
MBNA Corp., $2.03                                     37,800              992
ML Capital Trust III, $1.75                           49,800            1,291
Morgan Stanley Capital II, $1.81                      81,525            2,103
National Rural Utility CFC, $1.91                     10,000              261
National Rural Utility, $1.69                         20,000              504
Nordstrom (CBTCS), $1.91                              10,000              265
Preferred Plus Trust NAI-1, $2.01                      4,400              112
PS Business Parks, Inc., $2.38                        10,000              268
Public Credit & Repack Securities, $1.78              15,600              397
Public Storage, Inc., Series A, $2.45                 15,000              404
Public Storage, Inc., Series S, $1.97                 10,000              262
Puget Sound Energy Capital Trust, $2.10               13,700              361
Regions Financial Trust I, $2.00                      66,500            1,741
Rouchester Gas & Electric, $1.66                      42,800            1,120
Saturns JPM, $1.78                                    12,000              307
Saturns, Series S, $1.81                              10,000              251
Sears Roebuck & Co. Acceptance, $1.75                 41,600            1,046
Sempra Energy Capital Trust I, $2.23                  29,900              778
Southern Co. Capital Trust VI, $1.78                  58,600            1,530
Stilwell Financial, $1.97                             36,800              942
Suntrust Capital V, $1.76                             46,600            1,209
Torchmark Capital Trust I, $1.94                      58,819            1,539
USB Capital V, $1.81                                  14,100              370
Virginia Power Capital Trust, 1.84                    26,800              701

                                    CONTINUED

STRATEGIC INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BOND EQUIVALENTS (c), CONTINUED

Wachovia Funding, $1.81, Series A                     79,000     $      2,110
Wells Fargo Capital Trust V, $1.75                    18,600              486
Wells Fargo Capital Trust VI, $1.74                   74,550            1,925
Wells Fargo Capital Trust VII, $1.46                  33,500              781
                                                                 ------------

TOTAL CORPORATE BOND EQUIVALENTS                                       79,781
                                                                 ------------

PREFERRED STOCKS (c) (2.8%)

Fannie Mae, $1.77                                      8,800              342
Fannie Mae, $2.91                                      8,500              423
Freddie Mac, $2.50                                    20,000              840
Freddie Mac, $2.55                                    10,000              425
Freddie Mac, $2.85                                    25,500            1,247
Lehman Brothers, $1.92                                10,000              257
Source Capital, $2.40                                 35,600            1,198
                                                                 ------------

TOTAL PREFERRED STOCKS                                                  4,732
                                                                 ------------

REAL ESTATE INVESTMENT TRUSTS (i) (10.2%)

AMB Property Corp.                                    19,700              692
Developers Diversified Realty, Corp.                  19,900              714
Duke-Weeks Realty Corp.                               29,400              904
Equity Residential Properties Trust                   30,050              888
Health Care Property Investors, Inc.                  45,250            1,129
Kimco Realty Corp.                                    44,200            2,126
Mills Corp.                                           19,600              894
ProLogis                                              34,200            1,164
Simon Property Group, Inc.                            41,804            2,158
Thornburg Mortgage, Inc.                              84,900            2,355
Vornado Realty Trust                                  40,200            2,335
Weingarten Realty Investors                           66,975            2,063
                                                                 ------------

TOTAL REAL ESTATE INVESTMENT TRUSTS                                    17,422
                                                                 ------------

U.S. TREASURY NOTES (1.3%)

7.00%, 7/15/06                                   $     2,000            2,164
                                                                 ------------

TOTAL U.S. TREASURY NOTES                                               2,164
                                                                 ------------

U.S. GOVERNMENT AGENCIES (1.8%)

FANNIE MAE (0.6%)

4.28%, 7/1/18                                          1,020            1,014
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.2%)

5.49%, 8/16/27                                         1,150            1,172
4.89%, 7/16/34                                         1,000              955
                                                                 ------------
                                                                        2,127
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                          3,141
                                                                 ------------

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
INVESTMENT COMPANIES (7.9%)

1838 Bond Debenture Trading                          127,000     $      2,270
American Income Fund, Inc.                           135,400            1,116
Blackrock Income Trust                               108,600              775
Blackrock North American Government
   Income                                            225,000            2,472
ING Prime Rate Trust                                 160,400            1,274
MFS Government Markets Income
   Trust                                             217,400            1,411
MFS Intermediate Income Trust                         49,000              316
Pioneer Interest Shares                               90,700              999
Templeton Global Income Fund, Inc.                    61,374              508
Van Kampen Bond Fund                                  64,800            1,129
Van Kampen Senior Income Trust                       152,000            1,344
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                             13,614
                                                                 ------------

REPURCHASE AGREEMENTS (2.3%)

UBS Investment Bank, 1.31%, 8/2/04
    (Proceeds at maturity, $3,974,
    Collateralized by various U.S. Treasury
    securities)                                  $     3,974            3,974
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                             3,974
                                                                 ------------

TOTAL INVESTMENTS (COST $169,767)+ - 100.5%                           172,450

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                           (832)
                                                                 ------------

NET ASSETS - 100.0%                                              $    171,618
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

SELECT STOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
COMMON STOCKS (99.3%)

Agilent Technologies, Inc.*                           41,000     $        976
Analog Devices, Inc.                                  10,000              397
Applied Materials, Inc.*                              30,000              509
Avaya, Inc.*                                          30,000              440
Best Buy Co., Inc.                                    18,000              867
Boston Scientific Corp.*                              20,000              765
Broadcom Corp., Class A*                              18,000              637
Cintas Corp.                                          10,000              420
Cisco Systems, Inc.*                                  30,000              625
EMC Corp.*                                            90,000              987
Goldman Sachs Group, Inc.                              9,000              793
Illinois Tool Works, Inc.                              6,000              543
Intel Corp.                                           15,000              366
International Game Technology                         20,000              647
J.P. Morgan Chase & Co.                               17,000              635
L-3 Communications Holdings, Inc.                     12,000              734
Manpower, Inc.                                        20,000              871
Maxim Integrated Products, Inc.                        9,000              433
Nordstrom, Inc.                                       20,000              878
Phelps Dodge Corp.                                    12,000              935
Pulte Homes, Inc.                                     16,000              874
Rockwell Automation, Inc.                             15,000              561
Teva Pharmaceutical Industries Ltd., ADR              28,000              829
Texas Instruments, Inc.                               21,000              448
Varian Medical Systems, Inc.*                         10,000              690
Xilinx, Inc.                                          20,000              589
                                                                 ------------

TOTAL COMMON STOCKS                                                    17,449
                                                                 ------------

REPURCHASE AGREEMENTS (1.2%)

UBS Investment Bank, 1.31%, 8/2/04
    Proceeds at maturity, $219,
    Collateralized by a U.S. Treasury
    security)                                    $       219              219
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                               219
                                                                 ------------

TOTAL INVESTMENTS (COST $16,869)+ - 100.5%                             17,668

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%                            (90)
                                                                 ------------

NET ASSETS - 100.0%                                              $     17,578
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                                 TECHNOLOGY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
COMMON STOCKS (99.5%)

Aeroflex,  Inc.*                                     100,000     $      1,109
Agilent Technologies, Inc.*                           78,000            1,857
Akamai Technologies, Inc.*                            35,000              523
Analog Devices, Inc.                                  50,000            1,985
Avaya, Inc.*                                         125,000            1,831
Broadcom Corp., Class A*                              49,750            1,759
CheckFree Corp.* (g)                                  40,000            1,202
Cisco Systems, Inc.*                                  50,000            1,043
Cognex Corp.                                          27,500              827
Corning, Inc.*                                       135,000            1,669
Cree, Inc.*                                           38,000              850
Ditech Communications Corp.*                          30,000              618
EMC Corp.*                                           165,000            1,809
Equinix, Inc.*                                         7,500              244
F5 Networks, Inc.*                                    50,000            1,309
FileNet Corp.*                                        35,000              665
Finisar Corp.* (g)                                   200,000              303
Flextronics International Ltd.*                       70,000              880
Getty Images, Inc.*                                   20,000            1,092
Harmonic, Inc.*                                      100,000              651
Harris Corp.                                          30,000            1,424
Invitrogen Corp*                                      15,000              787
Jabil Circuit, Inc.*                                  42,500              924
Juniper Networks, Inc.* (g)                           32,500              746
Komag, Inc.* (g)                                      35,000              397
Lucent Technologies, Inc.* (g)                       500,000            1,525
Macromedia, Inc.*                                     57,500            1,162
Maxim Integrated Products, Inc.                       25,000            1,203
Mercury Interactive Corp.*                            32,500            1,188
MGI Pharma, Inc.*                                     35,000              980
Microsoft Corp.                                       10,000              285
Nextel Communications, Inc., Class A*                 40,000              910
NMS Communications Corp.*                             75,000              447
Overstock.com, Inc.*                                  20,000              701
PalmOne, Inc.* (g)                                    25,000            1,006
Perot Systems Corp., Class A*                         62,500              789
Pixelworks, Inc.*                                     30,000              294
PLX Technology, Inc.*                                 45,000              400
RSA Security, Inc.*                                   75,000            1,396
Sanmina-SCI Corp.*                                   125,000              918
Sapient Corp.*                                       240,000            1,677
Scientific-Atlanta, Inc.                              30,000              923
Semtech Corp.*                                        40,000              794
Tekelec*                                              50,000              972
Texas Instruments, Inc.                               60,000            1,280
ViaSat, Inc.*                                         35,000              634
Western Wireless Corp., Class A*                      37,500              990
Xilinx, Inc.                                          30,000              883
                                                                 ------------

TOTAL COMMON STOCKS                                                    47,861
                                                                 ------------

                                    CONTINUED

TECHNOLOGY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
REPURCHASE AGREEMENTS (0.4%)

UBS Investment Bank, 1.31%, 8/2/04
   (Proceeds at maturity, $169,
   Collateralized by a U.S. Treasury
   security)                                     $       169              169
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                               169
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING  (9.3%)

Pool of various securities for Fifth Third
   Funds                                               4,497            4,497
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                    4,497
                                                                 ------------

TOTAL INVESTMENTS (COST $54,415)+ - 109.2%                             52,527

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.2)%                         (4,409)
                                                                 ------------

NET ASSETS - 100.0%                                              $     48,118
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                       INTERNATIONAL EQUITY FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                 -----------     ------------
FOREIGN STOCKS (86.6%)

AUSTRALIA (1.8%)
Alumina, Ltd.                                         40,304     $        147
Amcor, Ltd.                                           19,098               92
AMP, Ltd.                                             30,798              136
Ansell, Ltd.                                             903                5
Australia & New Zealand Banking
   Group, Ltd.                                        13,652              173
Australian Gas & Light Co.                             4,391               39
BHP Steel, Ltd.                                        8,310               43
BHP, Ltd.                                             80,310              742
Boral, Ltd.                                            5,925               30
Brambles Industries, Ltd.                             25,015              105
Centro Properties Group                                6,949               22
CFS Gandel Retail Trust                               15,491               16
Coca-Cola Amatil, Ltd.                                17,878               88
Coles Myer, Ltd.                                      10,143               63
Commonwealth Bank of Australia                        28,589              625
CSL, Ltd.                                              3,049               55
CSR, Ltd.                                             28,989               47
Foster's Group, Ltd.                                  45,043              146
General Property Trust                                18,694               46
Insurance Australia Group                             42,701              149
Investa Property Group                                12,111               17
James Hardie Industries NV                             4,698               19
John Fairfax Holdings, Ltd.                            9,200               24
Leighton Holdings, Ltd.                                2,372               16
Lend Lease Corp., Ltd.                                 3,916               29
Macquarie Bank, Ltd.                                   5,278              122
Macquarie Infrastructure Group                        66,207              161
Mayne Nickless, Ltd.                                   8,502               21
Mirvac Group                                           7,503               24
National Australia Bank, Ltd. (g)                     36,135              675
Newcrest Mining, Ltd.                                  3,466               35
News Corp., Ltd.                                      66,389              534
Onesteel, Ltd.                                         2,613                5
Orica, Ltd.                                            2,896               32
Origin Energy, Ltd.                                    2,961               13
Paperlinx, Ltd.                                        4,009               14
Patrick Corp., Ltd.                                   10,538               41
QBE Insurance Group, Ltd.                             15,574              136
Rinker Group, Ltd.                                    26,908              156
Rio Tinto, Ltd.                                        8,858              236
Santos, Ltd.                                           5,901               30
Sonic Healthcare, Ltd.                                 1,295                8
Southcorp Holdings, Ltd.*                              6,725               15
Stockland Trust Group                                 12,766               49
Suncorp Metway, Ltd.                                   5,068               49
TABCORP Holdings, Ltd.                                 9,965               98
Telstra Corp., Ltd.                                   50,555              175
Transurban Group                                       5,227               19
Westfarmers, Ltd.                                      8,613              178
Westfield Group*                                      19,881              211
Westpac                                               20,907              247
WMC Resources, Ltd.                                   29,326              107
Woodside Petroleum, Ltd.                              12,056              152
Woolworths, Ltd.                                      26,428              217
                                                                 ------------
                                                                        6,634
                                                                 ------------

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

AUSTRIA (0.5%)
Bank Austria Creditanstalt                             1,210     $         71
Boehler-Uddeholm AG                                      451               36
EFG Eurobank Ergasias                                  6,029              130
Erste Bank Der Oesterreichischen                      13,364              517
   Sparkassen AG
Flughafen Wein AG                                        839               48
Mayr-Melnhof Karton AG                                   500               65
OMV AG                                                 1,593              349
RHI AG*                                                  944               21
Telekom Austria AG                                    22,689              352
VA Technologie AG*                                       697               39
Voest-Alpine Stahl AG                                  1,929               91
Wienerberger Baust                                     3,364              121
                                                                 ------------
                                                                        1,840
                                                                 ------------

BELGIUM (0.8%)
Agfa Gevaert NV                                        8,768              210
Bekaert NV                                               325               20
Belgacom SA*                                           2,171               67
Delhaize Group                                         2,071               99
Dexia (g)                                             34,518              575
Fortis                                                50,390            1,085
Groupe Bruxelles Lambert SA                            2,154              133
Interbrew                                              5,054              153
KBC Bancassurance Holding SA                           4,820              272
Solvay SA                                              2,454              205
UCB SA                                                 4,195              193
Umicore                                                   90                6
                                                                 ------------
                                                                        3,018
                                                                 ------------

BERMUDA (0.1%)
Cheung Kong Infrastructure Holdings, Ltd.             15,000               36
Esprit Holdings, Ltd.                                 22,500              100
Johnson Electric Holdings, Ltd.                       38,000               38
Li & Fung, Ltd.                                       44,000               61
SCMP Group, Ltd.                                      10,000                4
Shagri-La Asia, Ltd.                                  26,470               25
Yue Yuen Industrial Holdings, Ltd.                    13,000               32
                                                                 ------------
                                                                          296
                                                                 ------------

BRAZIL (0.2%)
Aracruz Celulose SA,  B Shares                        15,000               52
Centrais Eletricas Brasileiras SA,  B Shares       3,269,000               45
Companhia Brasileira de Distribuicao                     800               15
Grupo Pao de Acucar ADR
   Companhia Vale do Rio Doce, A Shares                7,000              309
Souza Cruz SA                                          3,000               30
Unibanco-Uniao de Bancos Brasileiros
   SA GDR                                              2,600               56
Usinas Siderurgicas de Minas Gerais
   SA, A Shares                                        3,000               43
                                                                 ------------
                                                                          550
                                                                 ------------

CHINA (0.6%)
Aluminum Corp. of China, Ltd.                        310,000              162
Beijing Capital International Airport
   Co., Ltd.                                         204,000               67
BYD Co., Ltd., H Shares                               16,000               46
China Life Insurance Co., Ltd., H Shares*            680,000              375
China Oilfield Services, Ltd., H Shares               90,000               27

                                    CONTINUED

                                                   SHARES           VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

CHINA, CONTINUED
China Petroleum & Chemical Corp.                   1,544,000     $        603
China Shipping Development Co., Ltd.                  46,000               30
China Telecom Corp., Ltd.                            808,000              269
Jiangsu Expressway Co., Ltd.                         134,000               55
Jiangxi Copper Co., Ltd.                             119,000               57
Maanshan Iron & Steel Co., Ltd., H Shares            174,000               58
PICC Property & Casualty Co., Ltd.,
   H Shares *                                        321,000              115
Shandong International Power
   Development Co., Ltd.                             202,000               62
Sinopec Zhenhai Refining & Chemical
   Co., Ltd., H Shares                                14,000               15
Sinotrans, Ltd.                                      224,000               76
Weiqiao Textile Co., Ltd., H Shares                   28,000               41
Yanzhou Coal Mining Co., Ltd.                        104,000              126
Zhejiang Expressway Co., Ltd.                        157,000              116
                                                                 ------------
                                                                        2,300
                                                                 ------------

DENMARK (0.4%)
A P Moller - Maersk AS                                    10               70
Danisco AS                                               900               46
Danske Bank                                           21,687              499
Falck AS*                                              2,000               13
ISS AS                                                 1,100               54
Novo Nordisk AS                                       13,230              672
Novozymes AS                                           1,350               61
TDC AS                                                 3,200              104
Vestas Wind Systems AS*                                3,850               49
William Demant Holdings AS*                            1,000               36
                                                                 ------------
                                                                        1,604
                                                                 ------------

FINLAND (1.1%)
Fortum Oyj                                             7,649              105
Kesko Oyj, B Shares                                    3,423               66
Kone Corp.                                             1,760              103
Metso Oyj, B Shares                                    7,335               95
Nokia Oyj                                            210,980            2,417
Outokumpo Oyj                                          7,841              123
Sampo Insurance Co.                                    6,603               62
Stora Enso Oyj                                        24,992              347
TietoEnator Oyj                                        4,643              129
UPM-Kym'mene Oyj                                      22,623              439
Uponor Oyj                                               535               18
Wartsila Corp. Oyj, B Shares                           1,853               41
                                                                 ------------
                                                                        3,945
                                                                 ------------

FRANCE (8.6%)
Accor SA                                              12,660              537
Alcatel* (g)                                          54,565              706
Alstom* (g)                                           10,748                6
Arcelor                                               14,679              247
Atos Origin SA*                                          797               47
Aventis SA (g)                                        33,781            2,619
AXA SA (g)                                            65,060            1,335
Banque Nationale de Paris                             40,366            2,348
BIC                                                    1,284               55
Bouygues (g)                                          17,248              579
Business Objects SA*                                   2,186               47
Cap Gemini*                                            4,197              140
Carrefour SA                                          24,592            1,172

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

FRANCE, CONTINUED
Casino Guichard-Perrachon                              2,229     $        181
CNP Assurances                                         1,512               85
Compagnie de Saint Gobain                             16,524              807
Compagnie Generale des Etablissements
   Michelin                                            3,376              188
Credit Agricole SA                                    16,947              399
Dassault Systems SA                                    2,015               90
Essilor International                                  2,206              135
Euronext NV                                            2,344               62
European Aeronautic Defence and Space Co.             11,891              327
France Telecom SA                                     53,371            1,320
Groupe Danone                                         10,026              826
Imerys SA                                              1,680              102
L'Air Liquide SA                                       5,353              866
L'Oreal SA                                             8,732              625
Lafarge SA                                             8,085              692
Lagardere Group SCA                                    8,650              526
LVMH  Moet-Hennessy Louis Vuitton (g)                 18,685            1,274
Peugeot SA                                             7,623              439
Pinault Printemps                                      2,337              228
Publicis Groupe                                        4,696              127
Renault SA                                             6,913              545
Sagem SA                                                 859               84
Sanofi-Synthelabo (g)                                 17,588            1,165
Schneider Electric SA                                  7,753              493
Societe Generale-A                                    15,875            1,302
Societe Television Francaise 1                         4,417              126
Sodexho SA                                             3,426               93
STMicroelectronics NV                                 26,464              491
Suez SA (g)                                           20,544              406
Technip-Coflexip SA (g)                                  360               50
Thales SA                                              7,140              248
Thomson                                               12,428              231
Total SA                                              27,229            5,279
Veolia Environnement                                   7,851              209
Vinci                                                  3,209              326
Vivendi Universal* (g)                                35,839              895
Zodiac SA                                              1,686               58
                                                                 ------------
                                                                       31,138
                                                                 ------------

GERMANY (5.7%)
Adidas-Salomon AG                                      2,432              288
Allianz AG                                            11,194            1,077
Altana AG                                              3,525              191
BASF AG                                               20,333            1,080
Bayer AG                                              25,063              665
Bayerische Hypo- und Vereinsbank AG*                  15,845              255
Beiersdorf AG                                          2,501              290
Commerzbank AG*                                       21,217              362
Continental AG                                         3,078              145
DaimlerChrysler AG (g)                                29,928            1,337
Deutsche Bank AG                                      32,653            2,258
Deutsche Boerse AG                                     6,255              305
Deutsche Lufthansa AG*                                 7,771               92
Deutsche Post AG                                      17,941              360
Deutsche Telekom AG* (g)                             113,378            1,895
Douglas Holdings AG                                    1,137               33
Epcos AG*                                              1,756               30

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

GERMANY, CONTINUED
Fresenius Medical Care AG (g)                          3,066     $        223
Gehe AG                                                3,035              193
Heidelberger Zement AG                                 1,243               56
Henkel KGaA                                            2,849              209
Infineon Technologies AG*                             18,239              199
Karstadt AG                                              766               16
Linde AG                                               4,510              243
MAN AG                                                 4,408              163
Merck KGAA                                             2,409              135
Metro AG                                               5,322              242
Muenchener Rueckver AG                                 3,293              316
Porsche AG                                               637              411
ProSiebenSat. l Media AG                               2,443               42
Puma AG Rudolf Dassler Sport                             380               89
RWE AG                                                14,431              704
SAP AG                                                 6,866            1,100
Schering AG                                            7,777              436
Siemens AG                                            32,346            2,263
Thyssen Krupp AG                                      14,506              258
TUI AG                                                 3,560               61
VEBA AG                                               32,012            2,272
Volkswagen AG (g)                                     11,494              466
                                                                 ------------
                                                                       20,760
                                                                 ------------

GREAT BRITAIN (19.0%)
Aegis Group PLC                                       45,900               70
AMEC PLC                                               9,564               47
ARM Holdings PLC                                      33,515               64
AstraZeneca PLC                                       76,034            3,407
Astro All Asia Networks PLC*                           8,100               10
Aviva PLC                                             86,708              884
BAE Systems PLC                                      123,144              479
Balfour Beatty                                        12,049               58
Barclays PLC                                         280,189            2,346
Barratt Developments PLC                               9,742              100
BG Group PLC                                         137,619              859
BHP Billiton PLC                                     107,144              977
BOC Group PLC                                         17,431              299
Boots Group PLC                                       32,437              403
BP Amoco PLC                                         788,913            7,410
BPB PLC                                                9,292               67
Brambles Industries PLC                               23,959               93
British Airways PLC*                                  20,949               88
British American Tobacco PLC                          68,464            1,042
British Sky Broadcasting Group PLC                    58,425              643
BT Group PLC                                         426,446            1,465
Bunzl PLC                                              8,623               69
Cable & Wireless PLC                                  61,759              122
Cadbury Schweppes PLC                                 80,590              661
Capita Group PLC                                      26,358              147
Carnival PLC                                           7,087              347
Centrica PLC                                          45,735              197
Cobham PLC                                             3,363               84
Compass Group PLC                                     93,674              545
Daily Mail & General Trust                            13,358              163
Davis Service Group                                    1,675               11
De La Rue PLC                                         13,051               77
Diageo PLC                                           154,743            1,920

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

GREAT BRITAIN, CONTINUED
Dixons Group PLC                                      43,280     $        126
Electrocomponents PLC                                 16,652               99
EMAP PLC                                              11,341              150
EMI Group PLC                                         33,511              137
Enterprise Inns PLC                                   13,578              132
Exel PLC                                               6,777               89
FKI PLC                                               16,026               35
Friends Provident PLC                                 63,478              152
George Wimpey PLC                                     10,935               74
GKN PLC                                               15,801               66
Glaxosmithkline PLC                                  254,018            5,165
Great Universal Stores PLC                            27,800              436
Group 4 Securicor PLC*                                20,333               43
Hanson PLC                                            20,043              139
Hays PLC                                              63,392              141
HBOS PLC                                             133,964            1,738
Hilton Group PLC                                      67,939              323
HSBC Holdings PLC                                    487,779            7,170
IMI PLC                                               14,823               98
Imperial Chemical Industries PLC                      49,904              206
Imperial Tobacco Group PLC                            19,880              433
InterContinental Hotels Group PLC                     32,449              345
Invensys PLC*                                        169,594               49
ITV PLC                                              178,557              340
J Sainsbury PLC                                       65,498              322
Johnson Matthey PLC                                    9,453              156
Kelda Group PLC                                       10,891              102
Kesa Electricals PLC                                   6,039               31
Kidde PLC                                             28,225               61
Kingfisher PLC                                        26,424              137
Legal & General Group PLC                            251,163              444
Lloyds TSB Group PLC                                 206,658            1,551
Logica PLC                                            27,923               84
Marks & Spencer PLC                                   57,851              365
Misys PLC                                             21,426               72
Mitchells & Butlers PLC                               28,695              141
National Grid Transco PLC                            130,365            1,033
Novar PLC                                             11,168               24
Pearson PLC                                           34,996              393
Peninsular & Oriental Steam Navigation
   Co. PLC                                            14,969               61
Persimmon PLC                                          2,600               28
Pilkington PLC                                        51,406               90
Prudential Corp. PLC                                  75,843              626
Rank Group PLC                                        25,926              140
Reckitt Benckiser PLC                                 22,845              626
Reed International PLC                                54,651              485
Rentokil Initial PLC                                  72,193              187
Reuters Holding PLC                                   64,997              385
Rexam PLC                                             19,644              153
Rio Tinto PLC                                         48,238            1,258
RMC Group PLC                                          5,273               57
Rolls-Royce Group PLC                                 92,664              407
Royal & Sun Alliance Insurance Group PLC             107,421              151
Royal Bank of Scotland Group PLC                      75,349            2,121
Sage Group PLC                                        49,425              155
Scot Power PLC                                        36,073              259

                                    CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

GREAT BRITAIN, CONTINUED
Scottish & Southern Energy PLC                        16,461     $        215
Serco Group PLC                                       17,572               64
Severn Trent PLC                                       9,635              140
Shell Transportation & Trading Co. PLC               355,311            2,578
Smith & Nephew PLC                                    11,289              114
Smiths Industries PLC                                 21,323              283
SSL International PLC                                    403                2
Tate & Lyle PLC                                       27,922              167
Taylor Woodrow PLC                                    14,522               66
Tesco PLC                                            362,375            1,679
Tompkins PLC                                          26,725              123
Unilever PLC                                         140,793            1,244
United Business Media PLC                             14,580              131
Vodaphone Airtouch PLC                             2,475,459            5,374
Whitbread PLC                                         15,062              225
William Hill PLC                                      22,412              211
Wolseley PLC                                          27,653              430
WPP Group PLC                                         54,411              504
Yell Group PLC                                        19,282              118
                                                                 ------------
                                                                       68,613
                                                                 ------------

GREECE  (0.1%)
Alpha Bank A.E.                                        8,400              199
National Bank of Greece SA                            12,654              270
Titan Cement Co.                                         800               18
                                                                 ------------
                                                                          487
                                                                 ------------

HONG KONG  (1.1%)
Angang New Steel Co., Ltd., H Shares                  98,000               39
ASM Pacific Technology, Ltd.                           1,500                5
Bank of East Asia, Ltd.                               37,276              106
Beijing Datang Power Generation                      140,000              109
BOC Hong Kong Holdings, Ltd.                          69,000              118
Cathay Pacific Airways, Ltd.                          26,000               46
Cheung Kong Infrastructure Holdings, Ltd.             39,000              289
China Southern Airlines*                             134,000               46
CLP Holdings, Ltd.                                    45,680              257
Hang Lung Properties, Ltd.                            32,000               44
Hang Seng Bank, Ltd.                                  18,400              235
Henderson Land Development, Ltd.                      18,000               79
Hong Kong & China Gas Co., Ltd.                      100,348              175
Hong Kong Electric Holdings, Ltd.                     36,000              154
Hong Kong Exchanges & Clearing, Ltd.                  27,000               56
Hopewell Holdings, Ltd.                                8,000               16
Huaneng Power International                          286,000              229
Hutchison Whampoa, Ltd.                               57,000              385
Hysan Development Co., Ltd.                            7,155               13
MTR Corp.                                             36,377               55
New World Development Co., Ltd.                       35,110               28
PCCW, Ltd.*                                           81,047               56
Petrochina                                         1,614,000              802
Sino Land Company, Ltd.                               25,206               16
Sinopec Shanghai Petrochem                           234,000               83
Sun Hung Kai Properties, Ltd.                         35,136              297
Swire Pacific, Ltd.                                   24,500              163
Techtronic Industries Co., Ltd.                       25,000               37
Television Broadcasts, Ltd.                            5,000               21
Wharf Holdings, Ltd.                                  32,600              100
                                                                 ------------
                                                                        4,059
                                                                 ------------

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES           VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

INDIA (0.1%)
Larsen & Toubro, Ltd. GDR (g)                          9,295     $        187
                                                                 ------------

INDONESIA (0.0%)
PT Mulia Industrindo Tbk*                             19,000                1
                                                                 ------------

IRELAND (0.6%)
Allied Irish Banks PLC                                41,602              639
Bank of Ireland                                       47,320              619
CRH PLC                                               15,106              338
DCC PLC                                                1,498               26
Elan Corp. PLC*                                       19,800              401
Grafton Group PLC*                                     1,311               11
Independent News & Media PLC                           7,163               16
Irish Life & Permanent PLC                             3,960               60
Kerry Group PLC                                        2,168               45
                                                                 ------------
                                                                        2,155
                                                                 ------------

ITALY (1.9%)
Alleanza Assicurazioni SpA                             8,552               92
Assicurazioni Generali (g)                            14,527              384
Autogrill SpA*                                         1,564               23
Banca Fideuram SpA                                     2,974               15
Banca Monte dei Paschi di Seina SpA                   10,883               33
Banca Nazionale del Lavoro SpA* (g)                   19,082               45
Banca Popolare di Milano                               2,038               13
Banche Popolari Unite Scrl                             1,567               26
Banco Popolare di Verona e Novara Scrl                10,993              183
Benetton Group SpA                                     1,984               21
Capitalia SpA                                          7,884               24
Credito Italiano                                     132,735              635
Enel SpA (g)                                          20,686              163
ENI SpA                                               61,139            1,256
Fiat SpA*                                              1,635               13
Finmeccanica SpA                                     145,282              102
IntesaBci SpA                                        107,796              399
Intesabci SpA-RNC                                     10,732               30
Italcementi SpA                                        1,423               19
Luxottica Group SpA                                    1,227               21
Mediaset SpA                                          17,204              183
Mediobanca SpA                                         4,659               54
Mediolanum SpA                                         2,235               14
Pirelli SpA                                           65,537               65
RAS SpA                                                4,714               85
San Paolo IMI SpA                                     29,871              341
Seat Pagine Gialle SpA                                90,364               36
Snam Rete Gas SpA                                      2,807               12
Telecom Italia Mobile SpA                            155,271              824
Telecom Italia SpA                                   225,449              484
Telecom Italia SpA - RNC                             364,710            1,080
Tiscali SpA* (g)                                       4,956               18
                                                                 ------------
                                                                        6,693
                                                                 ------------

JAPAN (25.0%)
Acom Co., Ltd.                                         2,000              129
Advantest                                              3,800              223
AEON Co., Ltd.                                        15,800              543
Aiful Corp.                                            1,200              113
Ajinomoto Co., Inc.                                   33,400              389
Alps Electric Co., Ltd.                                8,000              108

                                   CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Amada Co., Ltd.                                       12,000     $         68
Asahi Breweries, Ltd.                                 24,600              262
Asahi Glass Co., Ltd. (g)                             60,800              548
Asahi Kasei Corp.                                     81,000              356
Asatsu, Ltd.                                             800               21
Bellsystem 24, Inc.                                      160               30
Benesse Corp.                                          2,100               62
Bridgestone Corp.                                     48,000              868
Canon, Inc.                                           43,000            2,104
Casio Computer Co., Ltd.                              17,800              242
Central Japan Railway Co.                                 74              596
Chubu Electric Power Co., Inc.                         9,500              200
Chugai Pharmaceutical Co., Ltd.                       15,900              250
Citizen Watch Co., Ltd.                               14,000              140
Credit Saison Co., Ltd.                                3,900              118
CSK Corp.                                              3,500              148
Dai Nippon Printing Co., Ltd.                         27,600              391
Daicel Chemical Industries, Ltd.                       4,000               19
Daiichi Pharmaceutical Co., Ltd.                      13,500              248
Daikin Kogyo Corp.                                     7,000              173
Dainippon Ink & Chemicals, Inc.                       39,000               90
Daito Trust Construction Co., Ltd.                     5,100              190
Daiwa House Co., Ltd.                                 28,600              298
Daiwa Securities Group, Ltd.                         179,000            1,177
Denki Kagaku Kogyo Kabushiki Kaisha, Ltd.             10,000               33
Denso Corp.                                           37,250              915
Dentsu, Inc.                                              24               61
Dowa Mining Co., Ltd.                                 16,000               97
East Japan Railway Co.                                   250            1,365
Ebara Corp.                                           19,800               86
Eisai Co., Ltd.                                       14,800              435
FamilyMart Co., Ltd.                                   2,300               67
Fanuc Co., Ltd.                                        9,600              554
Fast Retailing Co., Ltd.                               4,000              282
Fuji Photo Film Co., Ltd.                             26,000              781
Fuji Television Network                                   52              114
Fujikura                                               8,000               39
Fujisawa Pharmaceutical Co.                            9,600              233
Fujitsu, Ltd. (g)                                     89,000              552
Furukawa Electric Co., Ltd.*                          30,800              126
Hankyu Department Stores, Inc.                         2,000               15
Hirose Electric Co., Ltd.                              1,700              165
Hitachi Chemical Co., Ltd.                             1,000               14
Hitachi, Ltd.                                        160,000              979
Honda Motor Co., Ltd.                                 56,051            2,731
Hoya Corp.                                             5,700              587
Isetan Co., Ltd.                                      13,700              157
Ishihara Sangyo Kaisha, Ltd.                           4,000                8
Ishikawajima-Harima Heavy Industries
   Co., Ltd.*                                         35,000               52
Ito Yokado Co., Ltd.                                  18,000              701
Itochu Corp.                                          75,000              290
Japan Airlines System Corp.*                          41,000              119
Japan Real Estate Investment Corp.                        17              121
Japan Synthetic Rubber                                 9,500              158
Japan Tobacco, Inc.                                       34              260
JFE Holdings, Inc.                                    27,100              650

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                   SHARES            VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
JGC Corp.                                              6,000     $         56
Kajima Corp.                                          53,400              181
Kaken Pharmaceutical                                   1,000                6
Kaneka Corp.                                          19,000              167
Kansai Electric Power Co., Inc.                       28,700              524
Kao Corp.                                             34,000              844
Kawasaki Heavy Industries, Ltd.                       29,000               43
Kawasaki Kisen Kaisha, Ltd.                            2,000               10
Keihin Electric Express Railway Co., Ltd.             10,000               59
Keio Electric Railway Co., Ltd.                        6,000               32
Keyence Corp.                                          1,500              318
Kikkoman Corp.                                         4,000               35
Kinki Nippon Railway Co., Ltd.                        93,230              321
Kirin Brewery Co., Ltd.                               49,400              484
Kobe Steel, Ltd.                                      17,000               24
Kokuyo Co., Ltd.                                       1,900               23
Komatsu, Ltd.                                         59,400              351
Komori Corp.                                           2,000               31
Konami Co., Ltd.                                       5,100              111
Konica Corp.                                          20,500              269
Kubota Corp.                                          90,000              409
Kuraray Co., Ltd.                                     24,000              182
Kurita Water Industries, Ltd.                          1,900               27
Kyocera Corp.                                          8,800              681
Kyowa Hakko Kogyo Co., Ltd.                           21,200              148
Kyushu Electric Power Co., Inc.                        5,500              103
Lawson, Inc.                                           2,400               93
Mabuchi Motor Co., Ltd.                                1,600              113
Marubeni Corp.                                        56,800              129
Marui Co., Ltd.                                       29,300              354
Matsushita Electric Industrial Co., Ltd.             114,000            1,522
Matsushita Electric Works                              5,000               43
Meiji Seika Co., Ltd.                                  4,000               17
Meitec Corp.                                             900               32
Millea Holdings, Inc.                                     98            1,446
Minebea Co., Ltd.                                     15,000               64
Mitsubishi Chemical Corp.                            113,000              268
Mitsubishi Corp.                                      68,000              656
Mitsubishi Electric Corp.                            105,800              483
Mitsubishi Estate Co., Ltd. (g)                      100,000            1,140
Mitsubishi Gas Chemical Co., Inc.                      4,000               15
Mitsubishi Heavy Industries, Ltd.                    182,000              476
Mitsubishi Logistics Corp.                             2,000               19
Mitsubishi Materials Corp.                             7,000               14
Mitsubishi Rayon Co., Ltd.                            30,000              105
Mitsubishi Tokyo Financial Group, Inc.                   294            2,636
Mitsui & Co., Ltd. (g)                                69,800              524
Mitsui Chemicals, Inc.                                21,000               93
Mitsui Fudosan Co., Ltd. (g)                          73,400              817
Mitsui Mining & Smelting Co., Ltd.                    30,000              123
Mitsui O.S.K. Lines, Ltd.                              7,000               36
Mitsui Sumitomo Insurance Co.                        132,230            1,225
Mitsui Trust Holding, Inc.                            41,513              291
Mitsukoshi, Ltd. (g)                                  39,000              179
Mizuho Financial Group, Inc.                             458            1,738
Murata Manufacturing Co., Ltd.                        11,100              552
NEC Corp.                                             79,200              495

                                   CONTINUED

                                                   SHARES            VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Net One Systems Co., Ltd.                                 34     $        110
New Oji Paper Co.                                     60,400              388
NGK Insulators, Ltd.                                  16,600              131
NGK Spark Plug Co., Ltd.                              12,000              117
Nidec Corp.                                            2,100              195
Nikko Cordial Corp.                                   66,000              300
Nikon Corp. (g)                                       16,000              154
Nintendo Co., Ltd.                                     6,200              691
Nippon Building Fund, Inc.                                17              120
Nippon Express Co., Ltd.                              46,600              247
Nippon Meat Packers, Inc.                             12,600              154
Nippon Mining Holdings, Inc.                          12,000               51
Nippon Oil Co., Ltd.                                  87,600              540
Nippon Sheet Glass Co., Ltd.                          17,000               64
Nippon Steel Corp.                                   370,800              754
Nippon Telegraph and Telephone Corp.                     380            1,897
Nippon Unipac Holding                                     52              256
Nippon Yusen Kabushiki Kaisha                         75,000              345
Nissan Chemical Industries, Ltd.                       6,000               45
Nissan Motors Co., Ltd.                              152,100            1,644
Nisshin Flour Milling Co., Ltd.                        4,000               40
Nisshin Steel Co., Ltd.                                5,000               10
Nisshinbo Industries, Inc.                             2,000               14
Nissin Food Products Co., Ltd.                         3,800               96
Nitto Denko Corp.                                      9,300              390
Nomura Research Institute, Ltd.                        1,500              140
Nomura Securities Co., Ltd.                          114,000            1,567
NSK, Ltd.                                             34,000              152
NTN Corp.                                             24,000              125
NTT Data Corp.                                            76              218
NTT DoCoMo, Inc.                                         591            1,031
Obayashi Corp.                                        31,000              148
Oki Electric Industry Co., Ltd.*                      38,000              137
Olympus Optical Co., Ltd.                              7,000              136
Omron Corp.                                           12,700              272
Onward Kashiyama Co., Ltd.                             4,000               55
Oracle Corp. Japan                                     2,100              105
Oriental Land Co., Ltd.                                2,600              163
Orix Corp.                                             2,300              249
Osaka Gas Co., Ltd.                                   74,200              198
Pioneer Electronic Corp.                               9,101              197
Promise Co., Ltd.                                      2,500              162
Ricoh Co., Ltd.                                       34,000              664
Rohm Co., Ltd.                                         5,800              622
Sampo Japan Insurance, Inc.                           43,000              425
Sanden Corp.                                           1,000                6
Sankyo Co., Ltd.                                      27,500              595
Sanyo Electric Co., Ltd.                              90,000              344
Secom Co., Ltd.                                        9,600              389
Seiko Epson Corp.                                      4,900              192
Sekisui Chemical Co., Ltd.                            12,000               87
Sekisui House, Ltd.                                   35,600              359
Seven-Eleven Japan Co., Ltd.                          21,000              646
Sharp Corp.                                           46,200              669
Shimachu Co., Ltd.                                     1,900               46
Shimamura Co., Ltd.                                    2,100              153
Shimano, Inc.                                          4,800              117

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Shimizu Construction                                  36,600     $        152
Shin-Etsu Chemical Co.                                19,448              661
Shionogi & Co., Ltd.                                  18,000              322
Shisiedo Co., Ltd.                                    22,800              284
Showa Denko KK                                        38,000               85
Showa Shell Sekiyu KK                                  7,000               63
Skylark Co., Ltd.                                      5,700              106
SMC Corp.                                              4,000              392
Softbank Corp. (g)                                    12,700              448
Sony Corp.                                            42,398            1,491
Stanley Electric Co., Ltd.                             5,700               87
Sumitomo Bakelite Co.                                  4,000               24
Sumitomo Chemical Co., Ltd.                           75,600              311
Sumitomo Corp.                                        45,200              316
Sumitomo Electric Industries                          29,400              280
Sumitomo Heavy Industries, Ltd.*                       5,000               14
Sumitomo Metal Industry, Ltd.                         38,000               41
Sumitomo Metal Mining Co., Ltd.                       37,600              225
Sumitomo Mitsui Financial Group, Inc. (g)                374            2,257
Sumitomo Osaka Cement Co., Ltd.                        7,000               18
Sumitomo Realty & Development Co., Ltd.               35,000              399
Sumitomo Trust & Banking                              74,000              434
Taiheiyo Cement Corp.                                  8,000               19
Taisei Construction                                    6,000               19
Taisho Pharmaceutical Co.                             16,800              353
Taiyo Yuden Co., Ltd.                                  6,000               72
Taka Shi Maya Co., Ltd. (g)                           22,000              205
Takara Shuzo Co., Ltd.                                 4,000               29
Takeda Chemical Industries, Ltd.                      50,500            2,366
Takefuji Corp.                                         1,890              136
Takuma Co., Ltd.                                       3,000               21
TDK Corp.                                              6,000              416
Teijin, Ltd.                                          52,400              182
Teikoku Oil Co., Ltd.                                  4,000               21
Terumo Corp.                                          11,200              272
The Daimaru, Inc.                                     20,000              155
THK Co., Ltd.                                            600               10
TIS, Inc.                                              2,151               82
Tobu Railway Co., Ltd.                                29,600              117
Toda Corp.                                             6,000               24
Toho Co.                                               1,600               23
Tohoku Electric Power Co., Ltd.                       15,700              258
Tokyo Broadcasting System, Inc.                        4,600               79
Tokyo Electric Power Co., Inc.                        42,800              972
Tokyo Electronics, Ltd.                                8,200              402
Tokyo Gas Co., Ltd. (g)                               84,600              303
Tokyu Corp.                                           50,400              232
Tonengeneral Sekiyu K.K.                               5,000               40
Toppan Printing Co., Ltd.                             28,600              287
Toray Co.                                             81,100              385
Toshiba Corp.                                        161,000              592
Tosoh Corp.                                           30,000               97
Tostem Corp.                                          10,000              204
Toto, Ltd.                                            24,600              240
Toyo Seikan Kaisha, Ltd.                               8,000              127
Toyobo Co., Ltd.                                       2,000                5
Toyoda Gosei Co., Ltd.                                   500               11

                                   CONTINUED

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

JAPAN, CONTINUED
Toyota Automatic Loom Works                            2,900     $         68
Toyota Motor Corp.                                   157,100            6,329
Trend Micro, Inc.                                      4,700              193
UJF Holdings, Inc.                                       225              905
Uni-Charm Corp.                                        1,600               84
UNY Co., Ltd.                                          5,000               58
USS Co., Ltd.                                          3,940              319
Wacoal Corp.                                           2,000               20
West Japan Railway Co.                                    17               68
World Co., Ltd.                                          850               24
Yahoo Japan Corp.*                                        49              390
Yakult Honsha Co., Ltd. (g)                            4,000               60
Yamada Denki Co., Ltd.                                 7,700              267
Yamaha Corp.                                           4,300               65
Yamaha Motor Co., Ltd.                                 1,000               15
Yamanouchi Pharmaceutical Co., Ltd.                   21,100              725
Yamato Transport Co., Ltd.                            18,000              287
Yamazaki Baking Co., Ltd.                              3,000               29
Yokogawa Electric Corp.                               10,000              117
                                                                 ------------
                                                                       90,299
                                                                 ------------

MALAYSIA (0.3%)
AMMB Holdings Berhad                                  22,700               21
Berjaya Sports Toto Berhad                            30,800               30
Commerce Asset-Holdings Berhad                        48,800               60
Gamuda Berhad                                          2,100                3
Genting Berhad                                        17,400               69
Hong Leong Bank Berhad                                 9,600               13
IOI Corp. Berhad                                      35,000               73
Kuala Lumpur Kepong Berhad                             2,800                5
Magnum Corp. Berhad                                   17,000               11
Mal Rothmans Pall Mall                                 1,100               15
Malakoff Berhad                                       25,000               42
Malayan Banking Berhad                                29,000               82
Malaysian International Shipping Corp.
   Berhad                                              5,700               18
Maxis Communications Berhad                           35,000               81
O.Y.L. Industries Berhad                                 400                4
PLUS Expressways Berhad                               17,400               11
Proton Holdings Berhad*                               14,000               29
Public Bank Berhad*                                   32,000               59
Resorts World Berhad                                  21,700               52
Sime Darby Berhad                                     42,800               63
SP Setia Berhad                                        2,200                2
Tanjong PLC                                            5,900               20
Telekom Malaysia Berhad                               44,000              119
Tenaga Nasional Berhad                                21,500               56
YTL Corporation Berhad                                 7,000                8
                                                                 ------------
                                                                          946
                                                                 ------------

NETHERLANDS (4.2%)
ABN AMRO Holding NV (g)                               77,013            1,611
Aegon NV                                              64,194              729
Akzo NV                                               11,287              372
ASML Holding NV*                                      20,930              299
DSM NV                                                 2,500              125
Elsevier NV                                           27,950              357
Hagemeyer NV*                                          2,132                5
Heineken NV                                            9,583              300

                                    CONTINUED

                                                       INTERNATIONAL EQUITY FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

NETHERLANDS, CONTINUED
ING Groep NV                                          85,655     $      1,985
Koninklijke KNP NV (g)                                81,289              600
Oce NV                                                 3,666               55
Philips Electronics NV                                59,147            1,432
Royal Dutch Petroleum (g)                             97,265            4,874
TNT Post Groep NV                                     14,302              313
Unilever NV                                           23,524            1,447
Vedior NV                                              4,797               70
VNU NV                                                11,236              296
Wolters Kluwer NV CVA                                 13,628              229
                                                                 ------------
                                                                       15,099
                                                                 ------------

NEW ZEALAND (0.0%)
Auckland International Airport, Ltd.                   1,787                8
Carter Holt Harvey, Ltd.                               7,817               11
Contact Energy, Ltd.                                   2,639               10
Fisher & Paykel Appliances Holdings, Ltd.              1,810                6
Fisher & Paykel Industries, Ltd.                         419                4
Fletcher Building, Ltd.                                2,432                8
Sky City Entertainment Group, Ltd.                     2,451                8
Telecom Corp. of New Zealand, Ltd.                    12,253               47
The Warehouse Group, Ltd.                              1,226                3
                                                                 ------------
                                                                          105
                                                                 ------------

NORWAY (0.3%)
DnB Holding  ASA                                      13,396               92
Norsk Hydro ASA                                        6,142              388
Norske Skogindustrier AG                               4,400               78
Orkla SA                                               8,000              192
Schibsted ASA                                          1,250               22
Statoil ASA                                           11,500              144
Storebrand ASA                                         4,800               31
Tandberg ASA                                             800                7
Telenor ASA                                           12,900               88
Tomra Systems ASA                                      2,135                8
Yara International ASA*                                6,142               54
                                                                 ------------
                                                                        1,104
                                                                 ------------

PORTUGAL (0.2%)
Banco Commercial                                      88,339              183
BPI-SGPS SA                                            2,389                9
Brisa Auto-Estradas                                    6,482               46
Electricidade de Portugal SA                          36,526               97
Portugal Telecom SA                                   34,562              354
PT Multimedia-Servicos de Telecomunicacoes
   e Multimedia, SGPS, SA                                687               15
Sonae, SGPS SA                                        25,407               26
                                                                 ------------
                                                                          730
                                                                 ------------

RUSSIA (0.4%)
Lukoil ADR                                             5,900              643
MMC Norilsk Nickel                                     3,700              186
Oao Gazprom ADR                                        3,598               98
RAO Unified Energy Systems                             4,100               98
Rostelecom ADR                                         6,600               76
Surgutneftegaz ADR                                     4,600              154
Tatneft ADR                                            3,300               72
Yukos                                                  6,120               89
                                                                 ------------
                                                                        1,416
                                                                 ------------

                                   CONTINUED

                                                   SHARES            VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

SINGAPORE (1.0%)
Ascendas Real Estate Investment Trust                 11,000     $          9
Capitaland, Ltd.                                      67,000               61
CapitaMall Trust                                      14,300               14
Chartered Semiconductor Manufacturing,
   Ltd.* (g)                                          71,000               42
City Developments, Ltd.                               36,370              129
ComfortDelGro Corp., Ltd.                            132,333               96
Creative Technology, Ltd.                              3,305               34
DBS Group Holdings, Ltd.                              63,945              577
Fraser & Neave, Ltd.                                  11,000               91
Keppel Corp., Ltd.                                    34,000              144
Neptune Orient Lines, Ltd.                            58,000               82
Oversea-Chinese Banking Corp., Ltd.                   56,745              423
Overseas Union Enterprises                             3,735               16
Sembcorp Industries, Ltd.                             56,303               42
Singapore Airlines, Ltd.* (g)                         33,000              213
Singapore Exchange, Ltd.                              64,911               66
Singapore Post, Ltd.                                  66,000               31
Singapore Press Holdings, Ltd.                        95,743              240
Singapore Technology Engineering, Ltd.                84,760              104
Singapore Telecommunications, Ltd.                   379,618              506
United Overseas Bank, Ltd.                            68,720              548
United Overseas Land, Ltd.                            25,704               34
Venture Manufacturing, Ltd.                           13,445              127
                                                                 ------------
                                                                        3,629
                                                                 ------------

SPAIN (3.9%)
Abertis Infraestructuras                               8,466              143
Acerinox SA                                           12,776              177
Actividades de Construccion y Servicios SA            17,568              293
Altadis SA                                            16,916              528
Amadeus Global Travel Distribution SA                 15,263               97
Antena 3 Television SA*                                  818               43
Banco Bilbao Vizcaya-Argentari (g)                   123,356            1,640
Banco Popular Espanol SA                               6,918              372
Banco Santander Central Hispano SA (g)               172,706            1,641
Endesa SA                                             55,709            1,013
Gas Natural SDG SA (g)                                32,444              748
General De Aguas De Barcelona SA                       3,730               63
Grupo Ferrovial SA                                     3,589              156
Iberdrola SA (g)                                      54,070            1,105
Indra Sistemas SA                                      3,081               39
Industria de Diseno Textil SA                          6,289              144
Repsol SA (g)                                         45,367              962
Telefonica SA                                        339,812            4,948
Union Electric Penosa SA                               3,967               84
Vallehermoso SA                                        4,599               62
                                                                 ------------
                                                                       14,258
                                                                 ------------

SWEDEN (2.2%)
Alfa Laval AB                                            700               11
Assa Abloy AB, Series B                               14,650              174
Atlas Copco AB, Series A                               3,764              135
Atlas Copco AB, Series B                               1,000               33
Billerud                                               3,250               50
Electrolux AB, Series B                               19,700              344
Eniro AB                                               7,200               56
Ericsson LM, Series B* (g)                           623,737            1,666
Gambro AB, Series A                                      900                9

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

SWEDEN, CONTINUED
Hennes & Mauritz AB, Series B                         18,450     $        475
Holmen AB                                              2,900               83
Modern Times Group MTG AB*                             2,150               36
Nordic Baltic                                        124,322              846
Sandvik AB                                             9,188              316
Securitas AB, Series B                                24,100              272
Shanska AB, Series B                                  36,117              311
Skandia Forsakrings AB                                66,331              259
Skandiaviska Enskil                                   21,620              292
SKF AB, Series B                                       5,750              218
Svenska Cellulosa AB, Series B                        10,000              370
Svenska Handelsbanken, Series A                       34,902              650
Svenskt Stal AB, Series A                              4,300               77
Swedish Match AB                                      18,900              185
Tele2 AB                                               3,475              138
Telia                                                 98,526              439
Volvo AB, Series A                                     3,233              112
Volvo AB, Series B                                     8,310              298
WM-Data AB                                             7,800               15
                                                                 ------------
                                                                        7,870
                                                                 ------------

SWITZERLAND (5.6%)
Abb, Ltd.*                                            43,065              232
Adecco SA, Registered                                  5,063              235
Ciba Specialty Chemicals AG                            1,862              128
Clariant AG                                            3,977               54
Compagnie Finaciere Richemont AG                      10,486              271
Credit Suisse Group*                                  48,146            1,543
Geberit AG                                               153              103
Givaudan                                                 337              193
Holcim                                                 4,808              251
Kudelski SA*                                             413               12
Logitech International SA*                             1,587               69
Lonza Group AG                                         1,700               75
Nestle                                                12,215            3,119
Novartis AG, Registered                              116,094            5,189
Roche Holdings AG, Genusscheine                       34,787            3,436
Schindler Holding AG                                     305               86
Serono SA                                                373              231
Societe Generale de Surveillance
   Holdings SA                                           236              127
Sulzer AG, Registered                                    147               38
Swiss Reinsurance                                      7,870              459
Swisscom AG                                              686              223
Syngenta*                                              3,102              256
The Swatch Group AG                                      653               17
The Swatch Group AG, Series B                            807              103
UBS AG                                                46,728            3,123
Valora Holdings AG, Registered                            56               12
Zurich Financial Services                              4,547              643
                                                                 ------------
                                                                       20,228
                                                                 ------------

THAILAND (0.9%)
Advanced Info Service Public Co., Ltd.               174,300              399
Bangkok Bank Public Co., Ltd.*                        68,900              154
Bangkok Bank Public Co., Ltd.,
   Foreign Registered Shares*                        132,600              305
BEC World Public Co., Ltd.                           175,200              104
Charoen Pokphand Foods Public Co., Ltd.              436,829               26

                                   CONTINUED

                                                   SHARES           VALUE
                                                 -----------     ------------
FOREIGN STOCKS, CONTINUED

THAILAND, CONTINUED
Delta Electronics Public Co., Ltd.                    62,000     $         30
Electricty Generating Public Co., Ltd.                33,548               59
Hana Microelectronics Public Co., Ltd.                37,410               21
Kasikornbank Public Co., Ltd.*                       145,900              165
Kasikornbank Public Co., Ltd., Foreign
   Registered Shares*                                131,457              151
Land and Houses Public Co., Ltd.                     341,554               74
Land and Houses Public Co., Ltd.,
   Foreign Registered Shares                         255,315               60
National Finance Public Co., Ltd.                    125,300               42
PTT Exploration and Production Public
   Co., Ltd.                                          20,158              141
PTT Public Co., Ltd.                                 145,300              552
Sahaviriya Steel Industries Public Co., Ltd.*         82,600               60
Shin Corp. Public Co., Ltd.                          225,900              204
Siam Cement Public Co., Ltd.                          33,277              190
Siam Cement Public Co., Ltd., Foreign
   Registered Shares                                  60,100              355
Siam City Cement Public Co., Ltd.,
   Foreign Registered Shares                         19,600               118
Siam Commercial Bank Public Co.,
   Ltd., Foreign Registered Shares                    98,300              107
TISCO Finance Public Co., Ltd.                        52,800               33
TISCO Finance Public Co., Ltd.,
   Foreign Registered Shares                          22,400               12
                                                                 ------------
                                                                        3,362
                                                                 ------------

TOTAL FOREIGN STOCKS                                                  313,326
                                                                 ------------

PREFERRED STOCKS (0.6%)

AUSTRALIA (0.1%)
News Corp., Ltd.                                      37,048              318
                                                                 ------------

BRAZIL (0.4%)
Banco Bradesco SA                                      2,000               93
Banco Itau Holding Financeira SA                   1,643,000              152
Brasil Telecom Participacoes SA                    7,829,000               47
Caemi Mineracao e Metalurgica SA*                     56,000               25
Companhia de Bebidas das Americas                    709,000              147
Companhia Energetica de Minas Gerais               3,240,000               59
Companhia Siderurgica de Tubarao                     478,000               17
Embratel Participacoes SA                          6,994,000               18
Empresa Brasileira de Aeronautica SA                  12,000               86
Gerdau SA                                              5,000               71
Klabin SA                                             20,000               29
Petroleo Brasileiro SA                                19,000              487
Sadia SA                                              16,000               23
Tele Centro Oeste Celular Participacoes SA         8,218,000               25
Tele Norte Leste Participacoes SA                  9,202,000              121
Telesp Celular Participacoes SA*                  14,016,000               38
Votorantim Celulose e Papel SA                       565,000               40
                                                                 ------------
                                                                        1,478
                                                                 ------------

GERMANY (0.0%)
Volkswagen AG                                          1,041               29
                                                                 ------------

RUSSIA (0.1%)
Surgutneftegaz ADR                                     6,500              260
                                                                 ------------

                                    CONTINUED

INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
PREFERRED STOCKS, CONTINUED

THAILAND (0.0%)
Siam Commercial Bank Public Co., Ltd.                 46,641     $         52
                                                                 ------------

TOTAL PREFERRED STOCKS                                                  2,137
                                                                 ------------

INVESTMENT COMPANIES (3.5%)

UNITED STATES (3.5%)
Excelsior Pacific Asia Fund                               33               --#
Franklin Mutual European Fund                         72,960            1,267
Invesco Gold and Precision Metals Fund                    59               --#
iShares MSCI Emerging Markets Index
   Fund (g)                                            5,300              825
iShares MSCI Germany Index Fund (g)                  132,400            2,005
iShares MSCI Hong Kong Index Fund (g)                398,500            4,042
iShares MSCI Switzerland Index Fund (g)               20,800              303
Matthews China Fund                                   55,918              740
Matthews Pacific Tiger Fund                           80,040            1,013
Oakmark International Fund                            30,250              554
Oakmark International Small Cap Fund                  54,067              943
Scudder Latin America Fund                            14,934              359
T. Rowe Price Japan Fund*                             15,453              120
Vanguard International Growth Fund                    14,470              233
Vanguard International Value Fund                      9,181              242
                                                                 ------------

TOTAL INVESTMENT COMPANIES                                             12,646
                                                                 ------------

REPURCHASE AGREEMENTS (4.9%)

UNITED STATES (4.9%)
UBS Investment Bank, 1.31%, 8/2/04
    (Proceeds at maturity, $17,781,
    Collateralized by a U.S. Treasury
    security)                                    $    17,779           17,779
                                                                 ------------

TOTAL REPURCHASE AGREEMENTS                                            17,779
                                                                 ------------

SHORT TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (9.7%)

Pool of various securities for Fifth Third
   Funds                                              34,935           34,935

TOTAL SHORT TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   34,935
                                                                 ------------

TOTAL INVESTMENTS (COST $411,323)+ - 105.3%                           380,823

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%                        (19,264)
                                                                 ------------

NET ASSETS - 100.0%                                              $    361,559
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS

                                                                       BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
COMMERCIAL PAPER (13.0%)

IBM Corp., 1.29%, 8/17/04** (f)                  $     7,940     $      7,935
Metlife Funding Inc., 1.32%, 8/19/04** (f)             7,010            7,005
Royal Bank of Scotland, 1.25%, 8/12/04** (f)          13,670           13,662
Wells Fargo Bank, 1.27%, 8/12/04** (f)                11,196           11,192
                                                                 ------------

TOTAL COMMERCIAL PAPER                                                 39,794
                                                                 ------------

CORPORATE BONDS (55.7%)

AIG Sunamerica Global Finance, 6.90%,
   3/15/32                                               955            1,068
Alliant Master Trust, Series 2000-1A,
   Class A, 1.81%, 6/20/06 (d)(e)                      4,000            4,001
American Electric Power, 5.38%,
    3/15/10                                            1,435            1,479
AOL Time Warner, Inc., 7.70%,
   5/1/32                                                480              533
Bank of Montreal-Chicago, 7.80%,
4/1/07                                                 2,750            3,036
Bear Stearns Asset Backed Securities,
   Inc., Series 2004-HE3, Class 1A1, 1.62%,
   5/25/31 (d)                                         4,689            4,689
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2, Class
   A1, 7.11%, 10/15/32                                 3,257            3,522
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-T14, Class
   A4, 5.20%, 1/12/41                                  2,000            2,003
Capital One Master Trust, Series 01-7A,
    Class A, 3.85%, 8/15/07                            7,500            7,534
Chase Manhattan, 6.38%, 4/1/08                            85               92
Citibank Credit Card Issuance Trust,
   6.88%, 11/16/09                                     2,000            2,197
Citigroup, Inc., 6.50%, 2/7/06                           175              184
Comcast Cable, 7.13%, 6/15/13                          1,750            1,934
Countrywide Home Loans, Inc., 5.63%,
   5/15/07                                               740              777
Cox Communications, Inc., 5.50%,
   10/1/15 (g)                                           800              781
Credit Suisse First Boston Mortgage
Securites Corp., Series 1997-C2, Class
   A2, 6.52%, 1/17/35                                  1,374            1,397
Credit-Based Asset Servicing and
Securities, Series 2004-CB4, Class A3,
   4.63%, 5/25/35                                      3,200            3,193
Devon Energy Corp., 7.95%, 4/15/32                       700              820
Equity One ABS, Inc., Series 2004-1,
   Class AF4, 4.15%, 4/25/34 (d)                       4,000            3,890
First Franklin Mortgage Loan, 2.47%,
   7/25/33 (d)                                         2,541            2,547
Firstenergy Corp., 6.45%, 11/15/11                     1,070            1,132
Fleet/Norstar Group, 8.63%, 1/15/07                    2,000            2,246
Ford Motor Co., 7.45%, 7/16/31                         1,420            1,350
France Telecom, 9.50%, 3/1/31                            650              828
General Electric Capital Corp., 6.75%,
   3/15/32                                             1,055            1,152
General Motors, 7.20%, 1/15/11 (g)                        85               89

                                    CONTINUED

BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

General Motors Acceptance Corp.,
   6.13%, 9/15/06                                $     3,000     $      3,127
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                      2,175            2,233
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4, 4.95%,
   1/11/35                                             4,000            3,982
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                                      2,000            2,010
GS Mortgage Securities Corp. II, Series
   2004-C1, Class A1, 3.66%, 10/10/28                  5,187            5,087
GS Mortgage Securities Corp. II, Series
   2004-GG2, Class A3, 4.60%, 8/10/38                  4,900            4,925
Harley-Davidson Motorcycle Trust,
    Series 2004-2, Class B, 2.96%, 2/15/12               467              466
Household Finance Corp., 6.50%,
   11/15/08                                              170              185
Household Finance Corp., 7.00%,
   5/15/12                                             1,250            1,393
Hydro-Quebec, 8.00%, 2/1/13                              855            1,040
IBM Corp., 4.75%, 11/29/12                               645              636
JP Morgan Chase Commercial                               865              874
Mortgage, 5.26%, 7/12/37
Kimberly Clark Corp., 7.10%, 8/1/07                       85               94
Kinder Morgan Energy Partners, 5.00%,
   12/15/13                                            1,010              961
Lehman Brothers Holdings, 8.25%,
   6/15/07                                               170              192
Lehman Brothers Holdings, 3.50%,
   8/7/08                                                 85               83
Liberty Media Corp., 5.70%, 5/15/13                      925              910
MBNA Master Credit Card Trust,
   7.80%, 10/15/12                                     5,000            5,865
Metris Master Trust, 3.12%, 7/21/08 (d)(e)             8,000            8,001
Midland Bank PLC, 7.63%, 6/15/06                       2,000            2,185
Morgan Stanley Capital I, Series
   2004-IQ7, Class A2, 5.02%, 6/15/38                  3,300            3,366
Morgan Stanley Dean Witter & Co.,
   5.30%, 3/1/13                                       1,890            1,883
Morgan Stanley Dean Witter Capital I,
   4.74%, 11/13/36                                     5,200            5,104
Motorola, Inc., 6.50%, 11/15/28 (g)                      805              799
National City Bank, 7.25%, 7/15/10                     3,000            3,491
National Rural Utilities, 7.25%, 3/1/12                  125              143
Navistar Financial Corp. Owner Trust,
   1.73%, 2/15/07                                        425              422
Navistar Financial Corp. Owner Trust,
   1.58%, 4/15/08 (d)                                  8,200            8,203
Navistar Financial Corp. Owner Trust,
Series 2004-A, Class B, 2.46%, 3/15/11                 2,000            1,964
NCNB Corp., 10.20%, 7/15/15                            5,000            6,799
Norfolk Southern, 9.00%, 3/1/21                          130              166
Oncor Electric Delivery, 7.00%, 5/1/32                   480              526
Pemex Master Trust, 6.13%, 8/15/08                       825              854
Public Services Co. of Colorado, 7.88%,
   10/1/12                                               910            1,084

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Republic New York Corp., 7.00%,
   3/22/11                                       $     2,000     $      2,233
Residential Accredit Loans, Inc., 1.72%,
   3/25/34 (d)                                         4,587            4,577
Residential Asset Securities Corp.,
   1.69%, 3/25/34 (d)                                  2,000            2,000
Science Applications International Co.,
   5.50%, 7/1/33                                       2,105            1,893
SLM Corp., 5.00%, 4/15/15                                175              168
Sprint Capital Corp., 7.63%, 1/30/11                   1,455            1,634
Swiss Bank Corp. - New York, 7.38%,
   7/15/15                                             2,000            2,353
Trans-Canada Pipeline, 5.60%,
   3/31/34                                               750              698
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                                         85               98
Truck Retail Installment Paper Corp.,
   1.72%, 5/15/13 (d)                                  6,950            6,962
Union Planters Corp., 5.13%, 6/15/07                   1,170            1,229
United Mexican States, 4.63%,
   10/8/08                                             2,460            2,450
US Bank NA, 6.30%, 2/4/14                                345              372
Valero Energy Corp., 7.50%, 4/15/32                      750              847
Verizon Florida, Inc., 6.13%, 1/15/13                  1,975            2,047
Wachovia Corp., 3.50%, 8/15/08                           170              167
Wal-Mart Stores, 6.88%, 8/10/09                          120              134
Washington Mutual, 4.24%, 6/25/34                      2,391            2,412
Washington Mutual Bank, 4.10%,
   9/25/33                                             5,862            5,790
Wisconsin Energy Corp., 5.50%,
   12/1/08                                               765              806
                                                                 ------------

TOTAL CORPORATE BONDS                                                 170,397
                                                                 ------------

MUNICIPAL BONDS (0.7%)

CALIFORNIA (0.7%)
San Bernardino County, Financing
Authority Pension Obligation Revenue,
6.99%, 8/1/10                                          2,000            2,240
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                   2,240
                                                                 ------------

U.S. GOVERNMENT AGENCIES (50.2%)

FANNIE MAE (33.2%)
4.00%, 9/2/08 (g)                                      1,085            1,086
6.05%, 12/1/08                                         2,925            3,129
4.38%, 3/15/13                                           350              338
4.25%, 10/25/16                                        6,758            6,818
6.00%, 2/1/17                                            177              185
6.00%, 5/1/17                                            421              439
6.00%, 6/1/17                                            260              272
6.00%, 6/1/17                                            335              350
6.50%, 6/1/17                                            488              516
6.50%, 8/1/17                                            428              453
5.50%, 12/1/17                                         7,498            7,719
5.50%, 1/1/18                                            216              222
5.50%, 1/1/18                                             21               21

                                    CONTINUED

                                                                       BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED

FANNIE MAE, CONTINUED
5.50%, 1/1/18                                    $     1,131     $      1,165
5.50%, 2/1/18                                             15               15
5.50%, 2/1/18                                            101              104
4.50%, 5/1/19 TBA                                     16,550           16,303
6.00%, 5/1/18                                          2,052            2,145
5.00%, 6/1/18                                          4,791            4,833
5.00%, 7/1/19 TBA                                      5,200            5,246
4.00%, 12/25/20                                        5,000            5,074
4.00%, 2/25/21                                         5,339            5,431
7.50%, 6/1/28                                            471              506
6.50%, 8/1/28                                            221              231
6.50%, 6/1/29                                            253              265
6.50%, 4/1/32                                            514              538
6.50%, 6/1/32                                          1,987            2,076
6.50%, 7/1/32                                          1,004            1,049
6.50%, 7/1/32                                            925              966
7.50%, 12/1/32                                           716              766
6.00%, 1/1/33                                            785              806
6.00%, 1/1/34 TBA                                      3,000            3,079
6.50%, 3/1/33                                            425              444
5.00%, 5/1/34 TBA                                     17,000           16,592
5.50%, 5/1/34 TBA                                      9,500            9,535
6.00%, 2/1/34                                          1,094            1,123
6.00%, 2/1/34                                          1,078            1,107
4.50%, 5/1/34                                            612              578
                                                                 ------------
                                                                      101,525
                                                                 ------------

FEDERAL HOME LOAN BANK (0.1%)
5.75%, 5/15/12                                           200              213
4.50%, 9/16/13                                            50               48
                                                                 ------------
                                                                          261
                                                                 ------------

FREDDIE MAC (14.2%)
2.13%, 11/15/05 (g)                                    5,500            5,479
4.50%, 7/15/13 (g)                                     2,035            1,977
5.50%, 1/1/18                                             79               82
6.50%, 1/1/29                                          3,204            3,356
6.00%, 12/15/34 TBA                                    7,000            7,183
6.75%, 3/15/31                                         2,900            3,295
6.50%, 7/1/32                                            663              693
6.25%, 7/15/32 (g)                                     3,500            3,757
6.50%, 9/1/32                                            295              309
6.50%, 1/20/33                                         2,313            2,419
5.50%, 2/1/34 TBA                                     13,900           13,960
6.00%, 9/1/33                                          1,062            1,090
                                                                 ------------
                                                                       43,600
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (2.7%)
6.50%, 3/15/28                                           402              421
6.50%, 9/15/28                                           413              433
6.50%, 10/15/28                                          506              531
5.00%, 7/1/34 TBA                                      2,000            1,962
5.50%, 10/1/34 TBA                                     5,000            5,037
                                                                 ------------
                                                                        8,384
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        153,770
                                                                 ------------

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
U.S. TREASURY OBLIGATIONS (2.5%)

U.S. TREASURY BONDS (2.5%)
5.45%, 5/15/17                                   $     5,800     $      3,005
8.00%, 11/15/21 (g)                                    3,260            4,323
6.13%, 8/15/29                                            85               95
5.38%, 2/15/31 (g)                                       220              225
                                                                 ------------
                                                                        7,648
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                         7,648
                                                                 ------------

MONEY MARKETS (4.2%)

Dreyfus Cash Management Money
   Market Fund                                           100               --#
Federated Prime Value Obligations
   Money Market Fund                              13,005,020           13,005
                                                                 ------------

TOTAL MONEY MARKETS                                                    13,005
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (6.2%)

Pool of various securities for Fifth Third
   Funds                                         $    18,961           18,961
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                   18,961
                                                                 ------------

TOTAL INVESTMENTS (COST $401,311)+ - 132.5%                           405,815

LIABILITIES IN EXCESS OF OTHER ASSETS - (32.5)%                       (99,615)
                                                                 ------------

NET ASSETS - 100.0%                                              $    306,200
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS (66.9%)

ABN AMRO Bank NV, 7.13%,
   6/18/07                                       $     7,300     $      7,994
Alabama Power Co., 3.13%, 5/1/08                       4,000            3,891
American Electric Power, 5.38%,
   3/15/10                                             3,000            3,094
American Express Co., 3.00%, 5/16/08                   2,400            2,322
Anadarko Petroleum Corp., 6.13%,
   3/15/12                                             1,500            1,598
Anheuser-Busch Co., Inc., 4.70%,
   4/15/12                                             1,500            1,487
AT & T Broadband Corp., 8.38%,
   3/15/13                                             1,750            2,075
Bank of America Corp., 7.40%,
   1/15/11                                            10,000           11,398
Bank of Montreal-Chicago, 7.80%,
   4/1/07                                              6,000            6,624
BB&T Corp., 7.25%, 6/15/07                             6,000            6,599
Bear Stearns Co., Inc., 5.70%, 1/15/07                 3,000            3,161
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2, Class
   A1, 7.11%, 10/15/32                                 2,776            3,002
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2004-T14, Class
   A3, 4.80%, 1/12/41                                  2,000            2,002
Bond Securitization Asset-Backed
   Certificate, Series 2003-1, Class A1,
   1.50%, 10/25/34 (d)                                   497              498
Capital One Bank, 4.25%, 12/1/08                       1,500            1,486
Chase Funding Mortgage Loan
   Asset-Backed, Series 2004-2, Class 1A3,
   4.21%, 9/25/26                                      5,070            5,064
Chevron Phillips Chemical Co., 5.38%,
   6/15/07                                             6,015            6,281
CIT Group, Inc., 1.33%, 6/19/06 (d)                    5,000            5,010
CIT Group, Inc., 4.75%, 12/15/10                       2,000            1,985
Citicorp Mortgage Securites, Inc., Series
   2003-5, Class 2A2, 5.00%, 4/25/18                   2,897            2,935
Citigroup, Inc., 5.00%, 3/6/07                         3,500            3,638
Citigroup, Inc., 7.25%, 10/1/10                        9,000           10,228
Commerce Group, Inc., 5.95%,
   12/9/13                                             1,000            1,005
Commercial Mortgage Acceptance Corp.,
   Series 1998-C2, Class A2, 6.03%,
   9/15/30                                             5,000            5,302
Commercial Mortgage Pass-Through
   Certificate, Series 2004-LB3A, Class A5,
   5.28%, 7/10/37                                      3,530            3,572
Commercial Mortgage Pass-Through
   Certificate, Series 2004-LB3AC, Class B,
   5.28%, 7/10/37                                      2,500            2,512
Conoco Funding Co., 6.35%,
   10/15/11                                            5,500            6,015
Countrywide Home Loan, 1.60%, 6/2/06 (d)               5,000            5,025
Countrywide Home Loan, 4.00%,
   3/22/11                                             2,325            2,192
Cox Communications, Inc., 7.75%,
   11/1/10                                             1,550            1,769

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Credit Suisse First Boston, 6.50%,
   1/15/12                                       $     5,000     $      5,426
Credit Suisse First Boston Mortgage
   Securites Corp., Series 1997-C2, Class
   A2, 6.52%, 1/17/35                                  1,220            1,240
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2003-17, Class
   2A5, 2.30%, 6/25/18                                 7,213            7,015
Credit-Based Asset Servicing and
   Securities, Series 2004-CB4, Class A3,
   4.63%, 5/25/35                                      2,565            2,560
Credit-Based Asset Servicing and
   Securities, Series 2004-CB4, Class A4,
   5.50%, 5/25/35                                      2,600            2,595
DaimlerChrysler, 1.91%, 9/26/05 (d)                    5,000            5,027
DaimlerChrysler Auto Trust, 6.85%,
   11/6/05                                             1,438            1,439
Deutsche Mortgage Securities, Inc.,
   Series 2004-2, Class A3, 3.78%,
   1/25/34                                             1,500            1,465
Developers Diversified Realty, 3.88%,
   1/30/09                                             1,000              966
Devon Financing Corp., 6.88%,
   9/30/11                                             1,500            1,647
Duke Capital LLC, 4.37%, 3/1/09                        2,000            1,979
Duke Energy Corp., 6.25%, 1/15/12                      2,000            2,119
Fedex Corp., 7.25%, 2/15/11                            2,000            2,260
First Franklin Mortgage Loan, 2.47%,
   7/25/33 (d)                                         3,176            3,184
Firstenergy Corp., 6.45%, 11/15/11                     3,000            3,173
Fleet Financial Group, 7.38%, 12/1/09                  5,000            5,671
FMR Corp., 4.75%, 3/1/13 (e)                           3,500            3,414
Ford Motor Credit Co., 1.85%, 4/28/05 (d)              5,000            4,992
Ford Motor Credit Co., 5.80%, 1/12/09 (g)              3,250            3,307
Ford Motor Credit Co., 7.00%, 10/1/13 (g)              1,500            1,527
General Electric Capital Corp., 5.88%,
   2/15/12                                             6,000            6,362
General Electric Corp., 5.00%, 2/1/13                  5,000            4,991
General Motors, 7.13%, 7/15/13 (g)                       750              770
General Motors Acceptance Corp.,
   2.14%, 5/18/06 (g) (d)                              5,000            5,012
General Motors Acceptance Corp.,
   2.04%, 1/16/07 (d)                                 10,000           10,015
General Motors Acceptance Corp.,
   7.25%, 3/2/11                                       1,750            1,841
General Motors Acceptance Corp.,
   6.88%, 9/15/11                                      2,100            2,156
General Motors Acceptance Corp.,
   7.00%, 2/1/12                                       1,500            1,541
General Motors Nova Financial, 6.85%,
   10/15/08                                            4,100            4,306
Goldman Sachs Group, Inc., 6.60%,
   1/15/12                                             2,750            2,990
Goldman Sachs Group, Inc., 5.25%,
   4/1/13 (g)                                          4,000            3,956
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                                      2,500            2,513

                                    CONTINUED

                                                          INTERMEDIATE BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

GTE California, Inc., 6.70%, 9/1/09              $     3,000     $      3,266
Guidant Corp., 6.15%, 2/15/06                          2,250            2,357
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12              2,646            2,645
Heller Financial, 6.85%, 5/15/31                       5,000            5,508
HSBC Bank USA, 4.63%, 4/1/14                           3,700            3,501
Hyundai Auto Receivables Trust,
   3.02%, 10/15/10                                     2,000            1,976
International Lease Finance Corp.,
   3.13%, 5/3/07                                       3,700            3,656
International Paper Co., 5.50%,
   1/15/14                                             1,500            1,489
JP Morgan Chase & Co., 6.75%,
   2/1/11                                              3,000            3,304
JP Morgan Chase Commercial
   Mortgage, 5.23%, 7/12/37                            5,000            5,053
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2004-C1, Class
   A1, 3.05%, 1/15/38                                  4,878            4,781
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2004-C2, Class
   A3, 5.22%, 5/15/41                                  3,625            3,647
JP Morgan Chase Commercial
   Mortgage, Series 2001-CIB3, Class A1,
   4.47%, 11/15/35                                     2,763            2,810
Key Bank N.A., 5.80%, 7/1/14                           1,000            1,023
Kinder Morgan Energy Partners, 5.00%,
   12/15/13                                            1,500            1,427
Korea Development Bank, 3.88%,
   3/2/09                                              2,500            2,422
Korea Electric Power, 4.25%, 9/12/07                   1,000            1,004
Kraft Foods, Inc., 5.25%, 6/1/07 (g)                   2,000            2,086
Kroger Co., 5.50%, 2/1/13 (g)                          1,425            1,436
Lehman Brothers Holdings, 8.25%,
   6/15/07                                             7,000            7,887
Lehman Brothers TRAINS, 6.50%,
   8/15/08 (d) (e)                                    15,120           16,022
Liberty Media Corp., 2.61%, 9/17/06 (d)                5,000            5,076
MBNA Master Credit Card Trust,
   7.80%, 10/15/12                                     3,000            3,519
Mellon Financial Corp., 7.38%,
   5/15/07                                             5,000            5,494
Merrill Lynch & Co., 5.36%, 2/1/07                     2,000            2,107
Merrill Lynch & Co., 5.45%, 7/15/14                    1,500            1,497
Monsanto Co., 7.38%, 8/15/12                           1,000            1,141
Morgan Stanley, 1.58%, 1/31/06 (d)                    10,000           10,051
Morgan Stanley, 4.75%, 4/1/14                          3,000            2,802
Morgan Stanley Capital I, Series
   2004-IQ7, Class A2, 5.02%, 6/15/38                  3,000            3,060
National City Bank, 6.25%, 3/15/11                     5,000            5,500
Nationslink Funding Corp., Series
   1998-2, Class A2, 6.48%, 8/20/30                    7,900            8,555
Navistar Financial Corp. Owner Trust,
Series 2003-B, Class A4, 3.25%,
   10/15/10                                            5,000            4,911
NCNB Corp., 9.38%, 9/15/09                             5,000            6,121

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Nisource Finance Corp., 3.20%,
   11/1/06                                       $     1,000     $        992
Pepco Holdings, Inc., 1.92%, 11/15/04 (d)              5,000            5,001
Pepco Holdings, Inc., 6.45%, 8/15/12                   1,000            1,051
PHH Corp., 7.13%, 3/1/13                               1,000            1,120
PNC Funding Corp., 6.13%, 2/15/09                      8,000            8,574
PPG Industries Inc., 6.50%, 11/1/07                    2,000            2,168
PPL Electric Utilities, 5.88%, 8/15/07                 2,000            2,120
Private Export Funding, 7.65%,
   5/15/06                                             7,500            8,123
Prudential Securities Secured Financing,
   6.48%, 11/1/31                                      7,000            7,587
PSEG Power, 5.00%, 4/1/14                              1,500            1,417
   Public Service Co. of Colorado, 4.38%,
   10/1/08                                             3,500            3,531
Residential Accredit Loans, Inc., Series
   2002-QS19, Class A8, 6.00%, 12/25/32                2,978            3,044
Residential Asset Securities Corp.,
   Series 2002-KS8, Class A3, 3.69%,
   3/25/27                                             1,400            1,406
Residential Asset Securities Corp.,
   Series 2003-KS5, Class AI3, 2.28%,
   7/25/28                                             2,500            2,432
Residential Funding Mortgage
   Securities, Inc., Series 2002-S16, Class
   A10, 5.50%, 10/25/17                                5,560            5,649
Salomon Smith Barney, 7.13%,
   10/1/06                                             5,000            5,419
Sempra Energy, 1.74%, 5/21/08 (d)                      5,000            4,995
SLM Corp., 1.29%, 1/25/07 (d)                          5,000            5,002
SLM Corp., 5.38%, 5/15/14                              1,000              997
Sprint Capital Corp., 7.63%, 1/30/11                   1,500            1,684
State Street Institutional, 7.94%,
   12/30/26                                            1,000            1,101
Tampa Electric, 5.38%, 8/15/07                         2,000            2,076
U.S. Bank, N.A., 3.75%, 2/6/09                         3,000            2,957
Union Planters Corp., 5.13%, 6/15/07                   2,000            2,101
Union Planters Corp., 4.38%, 12/1/10                   1,000              978
Valero Energy Corp., 6.88%, 4/15/12 (g)                2,500            2,747
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%, 5/7/27              2,555            2,662
Verizon Florida, Inc., 6.13%, 1/15/13                  4,000            4,147
Viacom, Inc., 7.75%, 6/1/05                            5,000            5,221
Wachovia Bank Commercial Mortgage
   Trust, 3.96%, 12/15/35                              5,000            4,948
Washington Mutual Bank, 8.25%,
   4/1/10                                              7,000            8,191
Wells Fargo & Co., 6.38%, 8/1/11                       6,000            6,537
Weyerhaeuser Co., 6.75%, 3/15/12 (g)                   1,500            1,640
                                                                 ------------

TOTAL CORPORATE BONDS                                                 481,975
                                                                 ------------

U.S. GOVERNMENT AGENCIES (23.5%)

FANNIE MAE (6.2%)
2.00%, 1/15/06 (g)                                     6,500            6,447
5.50%, 5/2/06 (g)                                      5,000            5,225
2.13%, 10/5/06                                         2,500            2,455

                                    CONTINUED

INTERMEDIATE BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED

FANNIE MAE, CONTINUED
4.75%, 1/2/07 (g)                                $     4,375     $      4,526
2.34%, 1/30/07                                        10,000            9,809
5.25%, 8/1/12                                          1,000            1,013
5.13%, 1/2/14 (g)                                     15,000           14,799
                                                                 ------------
                                                                       44,274
                                                                 ------------

FEDERAL HOME LOAN BANK (2.5%)
2.50%, 3/15/06 (g)                                     5,500            5,486
3.88%, 8/22/08                                         3,900            3,880
3.00%, 4/15/09 (g)                                     9,000            8,589
                                                                 ------------
                                                                       17,955
                                                                 ------------

FREDDIE MAC (12.3%)
8.12%, 1/31/05 (g)                                     5,410            5,572
5.25%, 1/15/06 (g)                                     4,000            4,150
7.22%, 6/14/06                                         3,000            3,241
2.60%, 11/21/06                                        5,000            4,947
2.85%, 2/23/07 (g)                                    15,000           14,863
2.40%, 3/29/07 (g)                                     2,500            2,446
2.88%, 5/15/07 (g)                                     6,000            5,929
4.00%, 10/29/07 (g)                                    5,000            5,013
3.88%, 11/10/08 (g)                                   10,000            9,977
3.88%, 1/12/09 (g)                                     8,000            7,915
4.25%, 5/4/09 (g)                                      6,000            5,985
4.00%, 8/10/09 (g)                                    10,000            9,939
6.25%, 3/5/12 (g)                                      8,500            8,946
                                                                 ------------
                                                                       88,923
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (2.5%)
9.50%, 12/15/09                                        2,500            2,729
4.02%, 12/16/21                                        4,987            4,979
3.27%, 1/16/23                                         4,961            4,845
5.25%, 9/16/27                                         2,675            2,668
4.45%, 8/16/32                                         2,500            2,410
                                                                 ------------
                                                                       17,631
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                        168,783
                                                                 ------------

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT          VALUE
                                                 -----------     ------------
U.S. TREASURY OBLIGATIONS (8.3%)

U.S. TREASURY INFLATION PROTECTED BONDS  (1.0%)
2.00%, 1/15/14 (g)                               $     7,164     $      7,182

U.S. TREASURY NOTES  (7.3%)
6.88%, 5/15/06 (g)                                    15,365           16,511
2.25%, 2/15/07 (g)                                    18,935           18,627
4.38%, 5/15/07 (g)                                    10,000           10,358
3.13%, 9/15/08 (g)                                     3,900            3,848
4.75%, 5/15/14 (g)                                     3,000            3,064
                                                                 ------------
                                                                       52,408
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                        59,590
                                                                 ------------

MONEY MARKETS (0.4%)

Dreyfus Cash Management Money
   Market Fund                                           100               --#
Federated Prime Value Obligations
   Money Market Fund                               2,996,107            2,996
                                                                 ------------

TOTAL MONEY MARKETS                                                     2,996
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (27.5%)

Pool of various securities for Fifth Third
   Funds                                         $   197,705          197,705
                                                                 ------------

TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                  197,705
                                                                 ------------

TOTAL INVESTMENTS (COST $904,619)+ - 126.6%                           911,049

LIABILITIES IN EXCESS OF OTHER ASSETS - (26.6)%                      (191,603)
                                                                 ------------

NET ASSETS - 100.0%                                              $    719,446
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                            SHORT TERM BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS  (49.5%)

Abbey National PLC, 6.69%, 10/17/05              $     4,460     $      4,665
ABN AMRO, 7.55%, 6/28/06                               4,460            4,826
AEP Texas Central Co., 3.00%,
   2/15/05                                             1,790            1,798
Aesop Funding II LLC, 2.75%, 7/20/07 (e)               4,460            4,439
Alabama Power Co., 2.80%, 12/1/06                      1,650            1,634
Alcoa, Inc., 4.25%, 8/15/07                            1,800            1,835
American International Group, 2.85%,
   12/1/05                                             4,460            4,458
Australian Gas Light Co., 6.40%,
   4/15/08                                             4,500            4,861
Banc of America Commercial Mortgage,
   Inc., Series 2004-1, Class A1, 3.16%,
   11/10/39                                            4,355            4,260
Bank of New York, 2.20%, 5/12/06                       8,460            8,344
Bank One Issuance Trust, Series
   2004-A1, Class A1, 3.45%, 10/17/11                    900              877
Basell America Finance, 7.60%,
   3/15/07                                               900              971
Bayerische Landesbank, 6.38%,
   10/15/05                                            8,910            9,329
Bear Stearns Commercial Mortgage
   Securities, Inc., Series 2000-WF2, Class
   A1, 7.11%, 10/15/32                                 4,201            4,543
Bear, Stearns Co., Inc., Series
   2003-AC7, Class A2, 5.25%, 1/25/34                  3,629            3,704
BMW Vehicle Owner Trust, 1.94%,
   2/25/07                                             4,460            4,452
BP Capital Markets PLC, 4.63%,
   5/27/05                                             3,570            3,635
Capital One Auto Finance Trust, 3.44%,
   6/15/09                                             4,460            4,493
Caterpillar Financial Asset Trust,
   3.15%, 2/25/08                                      2,155            2,167
Chase Credit Card Master Trust, 6.66%,
   1/15/07                                             4,460            4,485
CIT Group, Inc., 2.10%, 7/29/05 (d)                    4,460            4,476
CIT Group, Inc., 7.63%, 8/16/05                        2,230            2,344
Citibank Credit Card Issuance Trust,
   4.40%, 5/15/07                                      4,460            4,536
Citibank Credit Card Issuance Trust,
   3.10%, 3/10/10                                      4,010            3,916
Comcast Cable Communication, 6.38%,
   1/30/06                                               980            1,025
Compaq Computer, 7.65%, 8/1/05                         4,500            4,725
Cooper Cameron Corp., 2.65%,
   4/15/07                                             1,075            1,047
Countrywide Financial, 3.50%,
   12/19/05                                            4,460            4,501
Credit Suisse First Boston Mortgage
   Securites Corp., Series 1997-C2, Class
   A2, 6.52%, 1/17/35                                  3,092            3,144
Credit Suisse First Boston, Inc., 7.75%,
   5/15/06 (e)                                         4,460            4,764
Credit-Based Asset Servicing and
   Securities, Series 2004-CB4, Class A3,
   4.63%, 5/25/35                                      4,500            4,490

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Daimler Chrysler Auto Trust, 2.93%,
   6/6/06                                        $     1,642     $      1,647
DaimlerChrysler NA Holdings, 6.40%,
   5/15/06                                             2,140            2,254
DLJ Commercial Mortgage Corp., Series
   1999-CG1, Class A1A, 6.08%, 3/10/32                 3,210            3,366
Duke Energy Field Services, Inc.,
   7.50%, 8/16/05                                      2,360            2,472
First Union Corp., 7.70%, 2/15/05 (g)                  4,460            4,593
FleetBoston Financial Corp., 7.25%,
   9/15/05                                             4,460            4,688
Ford Credit Auto Owner Trust, 3.38%,
   12/15/05, Series 2002-C, Class A3                   3,008            3,020
Ford Motor Credit Co., 6.88%, 2/1/06                   4,500            4,721
FPL Group Capital, Inc., 1.88%,
   3/30/05                                             2,410            2,405
General Motors Acceptance Corp.,
   2.88%, 10/20/05 (d)                                 2,250            2,265
General Motors Acceptance Corp.,
   6.75%, 1/15/06                                      2,230            2,335
General Motors Acceptance Corp.,
   6.13%, 2/1/07                                       1,525            1,596
Goldman Sachs Group, Inc., 1.83%,
   10/27/06 (d)                                        2,680            2,685
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A2,
   3.84%, 6/10/36                                      1,800            1,801
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12              3,031            3,030
Hertz Corp., 4.70%, 10/2/06                            1,340            1,361
Household Automotive Trust, Series
   2002-3, Class A4A, 3.44%, 5/18/09                   4,500            4,513
HSBC USA, Inc., 7.00%, 11/1/06                         4,464            4,842
International Lease Finance Corp.,
   3.13%, 5/3/07                                       4,500            4,446
John Deere Owner Trust, Series 2004-A,
   Class A3, 2.32%, 12/17/07                           2,400            2,390
Kerr-McGee Corp., 5.38%, 4/15/05                       2,230            2,273
Korea Electric Power, 4.25%, 9/12/07                     900              904
   LB-UBS Commercial Mortgage Trust,
   Series 2002-C2, Class A1, 3.83%,
   6/15/26                                             6,400            6,479
MBNA America Bank NA, 6.50%,
   6/20/06                                             1,100            1,163
Merrill Lynch & Co., 1.73%, 9/18/06 (d)                6,500            6,507
Merrill Lynch Mortgage Investors, Inc.,
   Series 2003-A1, Class 2A, 4.53%,
   12/25/32                                            1,675            1,687
Morgan Stanley Dean Witter, 8.33%,
   1/15/07 (g)                                         4,460            4,953
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class A4, 3.25%,
   10/15/10                                            4,460            4,381
Navistar Financial Corp. Owner Trust,
   Series 2003-B, Class B, 3.79%,
   10/15/10                                            1,894            1,877
Pemex Finance, Ltd., 9.69%, 8/15/09                      900            1,024

                                    CONTINUED

SHORT TERM BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
CORPORATE BONDS, CONTINUED

Protective Life US Funding, 3.70%,
   11/24/08                                      $     2,230     $      2,204
Safeway, Inc., 2.50%, 11/1/05                          2,500            2,490
Sempra Energy, 6.95%, 12/1/05                            875              918
Societe Generale - New York, 7.40%,
   6/1/06                                              2,940            3,163
Society National Bank, 7.25%, 6/1/05                   4,460            4,632
Sprint Capital Corp., 7.13%, 1/30/06                     900              952
St. Paul Companies, Inc., 7.88%,
   4/15/05                                             4,460            4,624
Synovus Financial, 7.25%, 12/15/05                     4,418            4,686
Time Warner, Inc., 6.13%, 4/15/06                      1,675            1,755
Valero Energy Corp., 3.50%, 4/1/09                       900              861
Volkswagen Auto Loan Enhanced Trust,
   1.49%, 5/21/07                                      7,130            7,064
Volkswagon Auto Lease Trust, 2.75%,
   12/20/07                                            3,570            3,585
Washington Mutual Bank, 4.82%,
   10/25/32                                            2,034            2,053
Washington Mutual Bank, Series
   2003-AR10, Class A4, 4.08%, 10/25/33                4,500            4,488
Westdeutsche Landesbank, 6.75%,
   6/15/05                                             4,460            4,633
Weyerhaeuser Co., 5.50%, 3/15/05                         317              323
                                                                 ------------

TOTAL CORPORATE BONDS                                                 258,853
                                                                 ------------

FOREIGN BONDS (0.6%)

British Telecom PLC, 7.63%,
   12/15/05                                              915              976
Deutsche Telekom International Finance,
   8.25%, 6/15/05                                      1,250            1,311
Telecom Italia Capital, 4.00%, 11/15/08 (g)              900              889
                                                                 ------------

TOTAL FOREIGN BONDS                                                     3,176
                                                                 ------------

MUNICIPAL BONDS (0.2%)

OHIO (0.2%)
Ohio State Economic Development
   Revenue, Ohio Enterprise, Series 3,
   4.05%, 3/1/11 (e)                                   1,250            1,203
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                   1,203
                                                                 ------------

U.S. GOVERNMENT AGENCIES (37.5%)

FANNIE MAE (5.4%)
2.88%, 10/15/05 (g)                                   15,910           16,008
3.13%, 7/15/06                                         6,750            6,783
2.63%, 11/15/06                                        5,500            5,452
                                                                 ------------
                                                                       28,243
                                                                 ------------

FEDERAL HOME LOAN BANK (8.7%)
1.65%, 1/27/06 (d)                                     5,000            5,000
5.13%, 3/6/06 (g)                                      9,000            9,336
2.25%, 5/15/06 (g)                                     7,500            7,430
1.88%, 6/15/06 (g)                                    11,140           10,958
2.38%, 10/2/06 (g)                                     6,240            6,151

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 -----------     ------------
U.S. GOVERNMENT AGENCIES, CONTINUED

FEDERAL HOME LOAN BANK, CONTINUED
2.25%, 7/25/08                                   $     6,838     $      6,503
                                                                 ------------
                                                                       45,378
                                                                 ------------

FREDDIE MAC (19.5%)
4.25%, 6/15/05 (g)                                     8,910            9,063
1.50%, 8/15/05 (g)                                    11,460           11,362
2.88%, 9/15/05 (g)                                    14,000           14,074
2.13%, 11/15/05 (g)                                   10,000            9,963
5.25%, 1/15/06 (g)                                     9,250            9,597
5.00%, 2/1/07                                          1,234            1,258
2.85%, 2/23/07 (g)                                     9,000            8,917
2.40%, 3/29/07 (g)                                     9,000            8,804
2.88%, 5/15/07 (g)                                     9,000            8,894
4.50%, 12/15/07                                        2,640            2,647
3.50%, 12/15/10                                        8,488            8,549
4.00%, 11/15/15                                        8,910            8,998
                                                                 ------------
                                                                      102,126
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION  (3.9%)
2.87%, 2/16/20                                         8,497            8,272
3.27%, 1/16/23                                         3,671            3,585
4.50%, 11/16/24                                        4,460            4,521
4.50%, 3/20/33                                         4,018            4,074
                                                                 ------------
                                                                       20,452
                                                                 ------------
TOTAL U.S. GOVERNMENT AGENCIES                                        196,199
                                                                 ------------

U.S. TREASURY OBLIGATIONS (10.2%)

U.S. TREASURY NOTES (10.2%)
1.88%, 1/31/06 (g)                                     7,000            6,945
2.00%, 5/15/06 (g)                                    10,000            9,903
2.75%, 6/30/06                                         7,200            7,214
2.38%, 8/15/06 (g)                                     8,750            8,694
2.25%, 2/15/07 (g)                                    10,000            9,837
3.13%, 5/15/07 (g)                                    11,000           11,042
                                                                 ------------
                                                                       53,635
                                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS                                        53,635
                                                                 ------------
MONEY MARKETS (1.4%)

Dreyfus Cash Management Money
   Market Fund                                           100               --#
Federated Prime Value Obligations
   Money Market Fund                               7,446,102            7,446
                                                                 ------------
TOTAL MONEY MARKETS                                                     7,446
                                                                 ------------

SHORT-TERM SECURITIES HELD AS COLLATERAL
   FOR SECURITIES LENDING (36.4%)

Pool of various securities for Fifth Third
   Funds                                         $   190,915          190,915
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING                                  190,915
                                                                 ------------

TOTAL INVESTMENTS (COST $713,928)+ - 135.8%                           711,427

LIABILITIES IN EXCESS OF OTHER ASSETS - (35.8)%                      (187,368)
                                                                 ------------

NET ASSETS - 100.0%                                              $    524,059
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                       U.S. GOVERNMENT BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
U.S. GOVERNMENT AGENCIES (61.6%)

FANNIE MAE (31.1%)
2.00%, 1/15/06                                   $     2,700     $      2,678
5.25%, 6/15/06                                         1,500            1,566
4.00%, 9/2/08                                          1,000            1,001
6.38%, 6/15/09                                         1,100            1,211
6.63%, 9/15/09                                         3,830            4,266
6.63%, 11/15/10                                        4,850            5,427
4.25%, 10/25/16                                        1,352            1,364
5.00%, 7/1/19 TBA                                      4,000            4,036
4.00%, 12/25/20                                        3,000            3,044
                                                                 ------------
                                                                       24,593
                                                                 ------------

FEDERAL FARM CREDIT BANK (1.3%)
6.60%, 7/7/06                                          1,000            1,069
                                                                 ------------

FEDERAL HOME LOAN BANK (18.0%)
1.21%, 8/17/04**                                       4,045            4,043
1.65%, 1/27/06                                         5,000            5,000
2.50%, 3/15/06                                         3,150            3,142
6.09%, 6/2/06                                          1,500            1,585
4.50%, 9/16/13                                           500              483
                                                                 ------------
                                                                       14,253
                                                                 ------------

FREDDIE MAC (10.0%)
5.25%, 1/15/06                                         3,075            3,191
2.75%, 3/15/08                                         1,450            1,403
6.63%, 9/15/09                                         3,000            3,340
                                                                 ------------
                                                                        7,934
                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (1.2%)
3.27%, 1/16/23                                           992              969
                                                                 ------------

TOTAL U.S. GOVERNMENT AGENCIES                                         48,818
                                                                 ------------

U.S. TREASURY OBLIGATIONS (37.6%)

U.S. TREASURY NOTES (37.6%)
1.63%, 3/31/05                                         1,000              999
1.50%, 7/31/05                                         1,975            1,964
6.50%, 8/15/05                                           500              522
1.63%, 10/31/05                                        2,800            2,779
2.00%, 5/15/06                                         4,175            4,135
4.38%, 5/15/07                                         1,685            1,745
5.50%, 2/15/08                                           800              859
5.63%, 5/15/08                                         3,305            3,568
3.13%, 10/15/08                                        3,000            2,956
5.75%, 8/15/10                                           500              548
5.00%, 8/15/11                                         2,000            2,105
4.38%, 8/15/12                                         2,300            2,313
3.88%, 2/15/13                                         2,000            1,933
4.25%, 8/15/13                                           500              493
4.00%, 2/15/14                                           800              771
4.75%, 5/15/14                                         2,000            2,043
                                                                 ------------
                                                                       29,733
                                                                 ------------

TOTAL U.S. TREASURY OBLIGATIONS                                        29,733
                                                                 ------------

                                    CONTINUED

                                                   SHARES           VALUE
                                                 -----------     ------------
MONEY MARKETS (5.0%)

Dreyfus Govt Cash Management Money
   Market Fund                                       601,700     $        602
Federated Government Obligations
   Money Market Fund                               3,383,559            3,383
                                                                 ------------

TOTAL MONEY MARKETS                                                     3,985
                                                                 ------------

TOTAL INVESTMENTS (COST $82,159)+ - 104.2%                             82,536

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2)%                         (3,315)
                                                                 ------------

NET ASSETS - 100.0%                                              $     79,221
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS (98.5%)

ARIZONA (1.9%)
Greater Arizona Development Authority,
   6.00%, 8/1/13, (Callable 8/1/08 @ 102)        $     1,070     $      1,202
                                                                 ------------

CALIFORNIA (10.2%)
Cal Poly Pomona Foundation, Inc.,
   5.50%, 2/1/20, (Callable 2/1/11 @ 101)                265              289
Desert Sands University School District,
   GO, 5.25%, 6/1/20                                   1,000            1,068
LA Canada University School District,
   Series A, GO, 5.50%, 8/1/24                         1,000            1,065
Placentia-Yorba Linda Union School
   District, Series B, GO, 5.38%, 8/1/22               1,000            1,065
Sacramento County Sanitation Financing
   Authority, 6.00%, 12/1/15, (Callable
   12/1/10 @ 101)                                        250              281
San Francisco City and County Airport,
   (AMT), 5.35%, 5/1/10, (Callable 5/1/06
   @ 102)                                              2,445            2,610
                                                                 ------------
                                                                        6,378
                                                                 ------------

COLORADO (9.5%)
Boulder Sales and Use Tax, Series A,
   6.00%, 12/15/18, (Callable 12/15/09
   @ 101)                                              2,265            2,585
Denver City & County Airport Revenue,
   5.00%, 11/15/08                                     1,020            1,103
Douglas County School District No.1,
   GO, 5.75%, 12/15/21                                 1,000            1,118
E-470 Public Highway Authority
   Revenue, Series C, 6.00%, 9/1/07                    1,000            1,104
                                                                 ------------
                                                                        5,910
                                                                 ------------

FLORIDA (6.1%)
Board of Education, Series D, 5.75%,
6/1/19, (Callable 6/1/10 @ 101)                        2,000            2,226
Tampa Utility Tax & Special Revenue,
5.25%, 10/1/20                                         1,505            1,612
                                                                 ------------
                                                                        3,838
                                                                 ------------

GEORGIA (4.7%)
State GO, 5.80%, 11/1/16, (Callable
11/1/09 @ 102)                                         2,610            2,962
                                                                 ------------

ILLINOIS (10.2%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago,
   Capital Improvements, GO, 7.25%,
   12/1/12                                               500              629
Chicago Single Family Mortgage
   Revenue, Series A, (AMT), 4.70%,
   10/1/17, (Callable 4/1/09 @ 102)                      375              376
Development Finance Authority, 6.38%,
   1/1/17, (Callable 1/1/11 @ 100)                     1,700            1,960
Development Finance Authority, 6.38%,
   1/1/18, (Callable 1/1/11 @ 100)                     1,700            1,965
State GO, 5.88%, 10/1/17, (Callable
   1/1/09 @ 100)                                         300              335
State Sales Tax Revenue, 5.00%,
   6/15/08                                             1,000            1,078
                                                                 ------------
                                                                        6,343
                                                                 ------------

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

IOWA (3.9%)
Finance Authority, Private College
   Revenue, Drake University Project,
   6.50%, 12/1/11                                $      2,055    $      2,442
                                                                 ------------

MICHIGAN (8.2%)
Frankenmuth School District, 5.75%,
   5/1/20, (Callable 5/1/10 @ 100)                       650              716
Higher Education Student Loan
   Authority Revenue, Series XII-W (AMT),
   4.75%, 3/1/09                                       1,000            1,064
Kent Spectrum Health, Series A, 5.50%,
   1/15/13                                             2,125            2,269
Strategic Fund, Hope Network Project,
   Series B, 5.13%, 9/1/13, (Callable 9/1/08
   @ 102)                                              1,000            1,060
                                                                 ------------
                                                                        5,109
                                                                 ------------

MINNESOTA (5.6%)
Becker Independent School District No.
   726, 6.00%, 2/1/21, (Callable 2/1/10 @
   100)                                                1,000            1,125
Rochester Independent School District
   No. 535, 5.88%, 2/1/20, (Callable 2/1/10
   @ 100)                                              2,150            2,396
                                                                 ------------
                                                                        3,521
                                                                 ------------

MISSOURI (7.1%)
Greene County School District, 6.20%,
   3/1/18, (Callable 3/1/10 @ 100)                     2,400            2,714
State Health & Educational Facilities
   Authority, Missouri Valley College,
   1.15%, 10/1/31                                      1,700            1,700
                                                                 ------------
                                                                        4,414
                                                                 ------------

NEBRASKA (2.7%)
Omaha Series A, GO, 6.50%, 12/1/13                     1,365            1,660
                                                                 ------------
NEW YORK (6.5%)
Environmental Facilities Corp. Solid
   Waste Disposition Revenue, Series A,
   2.90%, 5/1/12 (d)                                     500              498
New York City Transitional Financial
   Authority, 5.75%, 11/15/16, (Callable
   5/15/10 @ 101)                                      2,200            2,446
Thruway Authority, Series 1997 B,
   6.00%, 4/1/07                                       1,000            1,086
                                                                 ------------
                                                                        4,030
                                                                 ------------

OHIO  (1.7%)
Plain Local School District, GO, 5.25%,
   12/1/19                                             1,000            1,068
                                                                 ------------

OKLAHOMA (1.7%)
Tulsa International Airport (AMT),
   5.50%, 6/1/10                                       1,000            1,081
                                                                 ------------
OREGON (1.7%)
Sunrise Water Authority Revenue,
   5.25%, 3/1/24                                       1,000            1,047
                                                                 ------------

                                    CONTINUED

MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

PENNSYLVANIA (3.6%)
GO, 6.00%, 1/15/19, (Callable 1/15/10
   @ 101)                                        $     2,000     $      2,265
                                                                 ------------

PUERTO RICO (1.7%)
Public Building Authority Revenue,
   Series I, 5.50%, 7/1/23                             1,000            1,057
                                                                 ------------

TENNESSEE (2.0%)
Housing Development Agency,
   Mortgage Finance, Series C, (AMT),
   5.95%, 7/1/09, (Callable 7/1/05 @ 102)              1,225            1,267
                                                                 ------------

TEXAS (9.5%)
Clint Independent School District,
   6.00%, 2/15/15, (Callable 2/15/11 @ 100)            1,615            1,829
Dallas-Fort Worth International Airport,
   6.00%, 11/1/28, (Callable 11/1/09 @ 100)            3,000            3,187
Travis County GO, 5.75%, 3/1/17,
   (Callable 3/1/10 @100)                                815              901
                                                                 ------------
                                                                        5,917
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                  61,511
                                                                 ------------
MONEY MARKETS (0.4%)

AIM Tax Free Money Market Fund                           319               --#
Dreyfus Tax Exempt Money Market
   Fund                                              203,767              204
Federated Tax Exempt Money Market
   Fund                                               19,256               19
Merrill Lynch Institutional Tax Exempt
   Fund                                                5,056                5
                                                                 ------------

TOTAL MONEY MARKETS                                                       228
                                                                 ------------

TOTAL INVESTMENTS (COST $57,117)+ - 98.9%                              61,739

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                              685
                                                                 ------------

NET ASSETS - 100.0%                                              $     62,424
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS (99.8%)

ALABAMA (2.1%)
Mobile County, Refunding &
Improvements Warrants, 5.25%, 8/1/17             $     3,080     $      3,369
Public School & College Authority
   Revenue, 5.25%, 8/1/06                              2,050            2,177
                                                                 ------------
                                                                        5,546
                                                                 ------------

ALASKA (0.3%)
State Housing Finance Corp., Housing
   Development, Series A (AMT), 2.35%,
   12/1/07                                               745              733
                                                                 ------------

ARIZONA (12.6%)
Glendale Water & Sewer Revenue,
   5.00%, 7/1/06                                       1,290            1,362
Glendale Water & Sewer Revenue,
   5.00%, 7/1/07                                       1,040            1,113
Highway Transportation Board Revenue,
   Series A, 5.00%, 7/1/10                             4,680            5,123
Mesa Street & Highway Revenue,
   6.25%, 7/1/12                                       1,000            1,177
Mesa Street & Highway Revenue,
   6.25%, 7/1/13, (Prerefunded 7/1/11 @ 100)           1,000            1,177
Mesa Street & Highway Revenue,
   5.00%, 7/1/14, (Prerefunded 7/1/11 @ 100)           1,000            1,101
Mesa Utility System Revenue, 5.00%,
   7/1/13, (Prerefunded 7/1/09 @ 100)                  3,250            3,550
Phoenix Civic Improvement Corp.
   Excise Tax Revenue, 5.00%, 7/1/11                   1,405            1,534
Phoenix Civic Improvement Corp.
   Excise Tax Revenue, 5.00%, 7/1/22                   1,000            1,033
Pima County Community College
   District Revenue, 5.00%, 7/1/05                     1,370            1,414
Pima County Community College
   District Revenue, 5.00%, 7/1/07                       670              717
Pima County University School District,
   No. 012 Sunnyside, GO, 5.75%, 7/1/12,
   (Prerefunded 7/1/09 @ 100)                          1,050            1,182
Pima County, Improvement, GO,
   5.00%, 7/1/06                                       2,000            2,111
Salt River Project, Agriculture
   Improvement & Power District, Electric
   Systems Revenue, Series A, 5.63%,
   1/1/06                                              2,685            2,824
Salt River Project, Agriculture
   Improvement & Power District, Electric
   Systems Revenue, Series A, ETM,
   5.63%, 1/1/06                                       2,315            2,436
Tempe Performing Arts Center, Excise
   Tax Revenue, 5.25%, 7/1/17                          2,420            2,633
Tucson Street & Highway, User
   Revenue, Junior Lien, Series 1994-E,
   6.75%, 7/1/13                                       2,000            2,441
                                                                 ------------
                                                                       32,928
                                                                 ------------

CALIFORNIA (4.2%)
Desert Sands Unified School District,
   Election 2001, GO, 5.25%, 6/1/20                    1,000            1,068

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

CALIFORNIA, CONTINUED
La Canada Unified School District,
   Election 2004, Series A, GO, 5.38%,
   8/1/21                                        $     1,400     $      1,500
La Canada Unified School District,
   Election 2004, Series A, GO, 5.50%,
   8/1/24                                                375              399
Orange County, Series A, Refunding
   Recovery, 6.00%, 6/1/10                             3,000            3,443
Placentia-Yorba Linda Unified School
   District, 2002 Election, Series B, GO,
   5.38%, 8/1/22                                         775              826
State Economic Recovery, Series A,
   5.00%, 7/1/07                                       3,500            3,767
                                                                 ------------
                                                                       11,003
                                                                 ------------

COLORADO (7.2%)
Denver City & County Airport Revenue,
   Series A, (AMT), 5.25%, 11/15/06                    2,500            2,658
Denver City & County Airport Revenue,
   Series B, (AMT), 5.50%, 11/15/07                    1,000            1,081
Denver City & County Airport Revenue,
   Series D, (AMT), 5.00%, 11/15/06                    1,000            1,065
Denver City & County Airport Revenue,
   Series D, (AMT), 5.00%, 11/15/07                    2,655            2,865
Douglas County School District No.1,
   GO, 5.75%, 12/15/21                                 1,500            1,677
El Paso County School District No.
   038, GO, 6.38%, 12/1/16, (Prerefunded
   12/1/10 @ 100)                                      1,150            1,350
El Paso County School District No.
   038, GO, 6.38%, 12/1/18, (Prerefunded
   12/1/10 @ 100)                                      1,005            1,180
Housing & Finance Authority, Single
   Family Program, Series C-3, 4.70%,
   10/1/22, (Callable 1/3/07 @ 100)                        5                5
Larimer County School District No. R1,
   GO, 5.50%, 12/15/09                                 2,000            2,229
Larmier County School District No. R1,
   GO, 5.75%, 12/15/16                                 1,800            2,055
Regional Transportation District, 2.30%,
   12/1/22                                             1,000              985
Summitt County School District No.
   RE1, GO, 5.75%, 12/1/12, (Callable
   12/1/11 @ 100)                                      1,465            1,662
                                                                 ------------
                                                                       18,812
                                                                 ------------

CONNECTICUT (0.6%)
New Haven, Series B, GO, 5.75%,
   11/1/09                                             1,500            1,690
                                                                 ------------

DISTRICT OF COLUMBIA (0.4%)
Metropolitan Airport Authority System,
   Refunding, Series C (AMT), 5.00%,
   10/1/06                                             1,000            1,053
                                                                 ------------

FLORIDA  (0.8%)
Lakeland Electric & Water Revenue,
   ETM, 5.90%, 10/1/07                                 2,000            2,215
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

HAWAII (1.3%)
Airport Systems Revenue, Series B
   (AMT), 8.00%, 7/1/10                          $     2,000     $      2,431
Highway Revenue, 5.50%, 7/1/10                           765              854
                                                                 ------------
                                                                        3,285
                                                                 ------------

ILLINOIS (3.5%)
Chicago Metropolitan Water
   Reclamation District, Capital
   Improvement, ETM, GO, 5.50%,
   12/1/10                                             3,000            3,374
Chicago Metropolitan Water
   Reclamation District, Series B, GO,
   5.00%, 12/1/05                                      1,000            1,042
Development Financial Authority
   Revenue, Depaul University, Series C,
   5.00%, 10/1/06                                        125              132
Development Financial Authority
   Revenue, Depaul University, Series C,
   5.00%, 10/1/07                                        200              213
Development Financial Authority
   Revenue, Elmhurst Community School,
   6.38%, 1/1/15, (Callable 1/1/11 @ 100)              1,300            1,516
Development Financial Authority
   Revenue, Elmhurst Community School,
   6.38%, 1/1/16, (Callable 1/1/11 @ 100)              1,470            1,702
State, GO, 5.25%, 2/1/09                               1,000            1,091
                                                                 ------------
                                                                        9,070
                                                                 ------------

INDIANA (3.2%)
Michigan City Independent School
   Building Corp., 5.00%, 7/5/09                       1,400            1,519
Municipal Power Supply Agency
   System Revenue, Series B, 5.88%,
   1/1/10                                              2,000            2,245
Municipal Power Supply Agency
   System Revenue, Series B, 6.00%,
   1/1/13                                              3,000            3,452
Tippecanoe County Independent
   Elementary School Building Corp.,
   5.10%, 7/15/06                                      1,000            1,057
                                                                 ------------
                                                                        8,273
                                                                 ------------

IOWA (0.1%)
Iowa State University, Science &
   Technology Reveue, 3.75%, 7/1/10                      140              143
                                                                 ------------

KANSAS (0.0%)
Leawood, Series A, GO, 3.00%,
   9/1/12                                                115              108
                                                                 ------------
KENTUCKY (0.9%)
Turnpike Authority Economic
   Development Revenue, Revitalization
   Project, Series A, 5.50%, 7/1/10                    2,000            2,235
                                                                 ------------

MAINE (0.8%)
Housing Authority Management
   Provider, Series F-2 (AMT), 2.55%,
   11/15/05                                            2,190            2,199
                                                                 ------------

                                    CONTINUED

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

MICHIGAN (19.1%)
Battle Creek Downtown Development
   Authority, 6.00%, 5/1/07                      $     2,215     $      2,421
Building Authority Revenue, Police
   Communications, 5.50%, 10/1/12                        350              398
Comprehensive Transportation, 5.50%,
   5/15/11                                               950            1,068
Detroit, GO, (AMT), 5.50%, 4/1/08                      1,195            1,300
Grand Rapids & Kent County Joint
   Building Authority, GO, 5.50%,
   10/1/08                                               565              623
Grand Rapids Water Supply, 5.00%,
   1/1/08                                              1,000            1,073
Higher Education Facilities Authority
   Revenue, Kalamazoo College Project,
   5.25%, 12/1/07                                        765              825
Higher Education Facilities Authority
   Revenue, Hope College Project, 4.50%,
   10/1/07                                               250              259
Higher Education Facilities Authority
   Revenue, Hope College Project, 4.80%,
   10/1/10, (Callable 10/1/09 @ 100)                     590              608
Higher Education Facilities Authority,
   Hope College Project, 4.70%, 10/1/09                  200              208
Higher Education Student Loan
   Authority Revenue, Series XII-Q, (AMT),
   5.05%, 9/1/08                                       3,885            4,098
Higher Education Student Loan
   Authority Revenue, Series XII-W (AMT),
   4.60%, 9/1/08                                       1,000            1,058
Higher Education Student Loan
   Authority Revenue, Series XII-W (AMT),
   4.75%, 3/1/09                                       1,800            1,916
Higher Education Student Loan
   Authority Revenue, Series XII-W,
   (AMT), 5.20%, 9/1/08                                4,225            4,505
Higher Education Student Loan
   Authority Revenue, Series XVII-I,
   (AMT), 3.95%, 3/1/11                                1,000              995
Hospital Finance Authority, 4.35%,
   3/1/09                                                500              512
Hospital Financial Authority Revenue,
   Edward W. Sparrow Group, 5.25%,
   11/15/08                                            1,125            1,209
Hospital Financial Authority Revenue,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/09                                            1,165            1,249
Hospital Financial Authority Revenue,
   Holland Community Hospital, Series A,
   5.00%, 1/1/15                                         505              524
Jackson County Economic Development
   Corp., Limited Obligation Revenue, Vista
   Grande Villa, Series A, 1.12%, 11/1/31 (d)          2,000            2,000
Kalamazoo Hospital Finance Authority,
   Refunding & Improvement, Bronson
   Methodist Hospital, 5.35%, 5/15/06                  2,000            2,110

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Kent Hospital Financial Authority,
   Revenue, Spectrum Health, Series A,
   5.25%, 1/15/09                                $     1,075     $      1,147
Montague Public School District, GO,
   5.50%, 5/1/12, (Callable 11/1/11 @ 100)             1,005            1,124
Muskegon Water System, Series A,
   5.25%, 11/1/09                                        340              375
State Partnerhsip, Series A, 5.00%,
   9/1/31                                              2,000            2,176
Strategic Fund, Limited Obligation
   Revenue, Hope Network Project, Series B,
   4.80%, 9/1/08                                       1,000            1,058
Strategic Fund, Limited Obligation
   Revenue, International Project, 3.00%,
   8/1/07                                              1,415            1,420
Strategic Fund, Limited Obligation
   Revenue, International Project, 4.75%,
   8/1/11                                              2,240            2,343
Strategic Fund, Limited Obligation
   Revenue, International Project, 5.00%,
   8/1/13                                                820              863
Strategic Fund, Limited Obligation
   Revenue, Midwest Kellering Co. Project,
   1.28%, 6/1/19 (d)                                   1,700            1,700
Trunk Line, Series A, 5.25%, 11/1/13                     600              663
   Underground Storage Tank Financial
   Assurance Authority, Series I, 6.00%,
   5/1/05                                              3,500            3,618
University of Michigan Hospital
   Revenue, 5.00%, 12/1/08                             4,130            4,488
                                                                 ------------
                                                                       49,934
                                                                 ------------

MINNESOTA (2.2%)
Housing Finance Agency, 4.55%,
   7/1/12, (Callable 7/1/11 @ 100)                     1,525            1,543
Minneapolis & St. Paul Airport
   Revenue, Series B, (AMT), 5.00%,
   1/1/05                                              2,855            2,895
State Housing Finance Agency, 3.40%,
   7/1/12                                              1,390            1,314
                                                                 ------------
                                                                        5,752
                                                                 ------------

MISSISSIPPI (0.2%)
Series A, GO, 5.25%, 12/1/07                             500              542
                                                                 ------------

MISSOURI (2.7%)
Clay County Public School District No.
   53, Liberty Direct Deposit Program, GO,
   6.25%, 3/1/17, (Callable 3/1/10 @ 100)              2,000            2,266
Health & Education Facilities Authority
   Revenue, 6.50%, 2/15/21, (Callable
   2/15/06 @ 102)                                        335              365
State Regal Convention & Sports
   Complex Authority, 5.25%, 8/15/12                   3,880            4,321
                                                                 ------------
                                                                        6,952
                                                                 ------------

                                    CONTINUED

INTERMEDIATE MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

NEBRASKA (0.4%)
Investment Financial Authority, Single
   Family Housing Revenue, Series D,
   4.10%, 9/1/10                                 $       465     $        466
Investment Financial Authority, Single
   Family Housing Revenue, Series D,
   4.25%, 9/1/11                                         650              653
                                                                 ------------
                                                                        1,119
                                                                 ------------

NEVADA (1.6%)
Clark County School District, Series B,
   GO, 5.50%, 6/15/08                                  3,700            4,065
                                                                 ------------

NEW HAMPSHIRE  (1.0%)
Nashua, GO, 5.13%, 9/15/15                             1,000            1,079
State Turnpike Systems Revenue, Series
   A, 5.00%, 4/1/21                                    1,500            1,549
                                                                 ------------
                                                                        2,628
                                                                 ------------

NEW JERSEY (2.1%)
Ocean County Utilities Authority,
   Wastewater, Refunding, 6.00%, 1/1/07                2,500            2,711
Turnpike Authority Revenue, Series A,
   6.00%, 1/1/13                                       2,500            2,893
                                                                 ------------
                                                                        5,604
                                                                 ------------

NEW YORK (1.5%)
Metropolitan Transportation Authority,
   Series M, 5.50%, 7/1/08                             1,030            1,142
Mount Morris Central School District,
   GO, 4.00%, 6/15/12                                    670              688
State Environmental Facilities Corp.,
   Solid Waste Disposal Revenue, Waste
   Management Project, Series A, 2.90%,
   5/1/12                                              2,000            1,993
                                                                 ------------
                                                                        3,823
                                                                 ------------

OHIO (3.7%)
Gateway Economic Development Corp.,
   Greater Cleveland Excise Tax Revenue,
   Senior Lien, (AMT), 5.13%, 9/1/05                   1,000            1,035
Housing Financial Agency Management
   Revenue, Series A-1, (AMT), 5.35%,
   9/1/05                                              1,125            1,155
Plain Local School District, GO, 5.25%,
   12/1/14                                             1,780            1,947
Plain Local School District, GO, 5.25%,
   12/1/19                                             1,380            1,474
State Facilities, Series B, GO, 5.25%,
   9/15/15                                             2,000            2,174
State Higher Education Facility
   Revenue, 4.00%, 11/15/09                              500              515
Summit County, GO, 6.00%, 12/1/09                        400              454
Water Development Authority, Pollution
   Control Facility Revenue, 6.00%,
   6/1/05                                              1,000            1,037
                                                                 ------------
                                                                        9,791
                                                                 ------------

OKLAHOMA (1.0%)
Oklahoma County Independant School
   District No. 89, GO, 5.25%, 7/1/16                  2,400            2,630
                                                                 ------------

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

OREGON (3.0%)
Department of Transportation, Highway
   User Tax Revenue, 5.00%, 11/15/05             $     1,045     $      1,089
Department of Transportation, Highway
   User Tax Revenue, Series A, 5.25%,
   11/15/17                                            3,000            3,283
Jackson County School District No.
   009, Eagle Point, GO, 5.00%, 6/15/09                1,060            1,151
Washington County Sewer Agency
   Revenue, Series A, 5.75%, 10/1/12                   2,000            2,301
                                                                 ------------
                                                                        7,824
                                                                 ------------

PENNSYLVANIA (3.4%)
Chartiers Valley Joint School, ETM,
   6.15%, 3/1/07, (Callable 12/12/06 @ 100)            4,110            4,514
GO, 5.00%, 10/1/05                                     3,000            3,117
Housing Finance Agency, 4.50%,
   10/1/09                                             1,195            1,211
                                                                 ------------
                                                                        8,842
                                                                 ------------

PUERTO RICO (3.1%)
Public Building Authority Revenue,
   Series I, 5.50%, 7/1/23                             2,000            2,113
Puerto  Rico Public Buildings Authority
   Revenue, Refunding, Government
   Facilities, Series K, 4.50%, 7/1/22                 2,000            2,094
Puerto Rico Commonwealth, Refunding,
   Series A, 5.00%, 7/1/30                             1,000            1,066
Puerto Rico Public Finance Corp.,
   Commonwealth Appropriations, Seris A,
   5.75%, 8/1/27                                       2,500            2,774
                                                                 ------------
                                                                        8,047
                                                                 ------------

RHODE ISLAND (1.1%)
Depositors Economic Protection Corp.,
   Series A, ETM, 5.88%, 8/1/11, (Callable
   7/1/11 @ 100)                                       2,535            2,918
                                                                 ------------

SOUTH CAROLINA (0.4%)
Anderson County School District No.
   002, Series B, GO, 6.00%, 3/1/13,
   (Callable 3/1/10 @ 101)                               890            1,015
                                                                 ------------

TENNESSEE (1.5%)
Housing Development Agency, Series A,
   4.00%, 7/1/10                                       1,100            1,097
Metropolitan Nashville Airport
   Authority Revenue, 5.38%, 7/1/14                    2,570            2,713
                                                                 ------------
                                                                        3,810
                                                                 ------------

TEXAS (3.6%)
Dallas Waterworks & Sewer Systems
   Revenue, 5.25%, 10/1/09                             1,000            1,097
Houston Airport System Revenue, Series
   A, (AMT), 5.00%, 7/1/05                             1,900            1,957
Houston, Series B, GO, 5.50%, 3/1/18                   2,000            2,171
Huffman Independent School District,
   GO, 7.00%, 2/15/06                                    100              108
Huffman Independent School District,
   GO, 7.00%, 2/15/07                                    160              178

                                    CONTINUED

                                                INTERMEDIATE MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

TEXAS, CONTINUED
Round Rock, GO, 5.00%, 8/15/19                   $     2,000     $      2,091
Series A, GO, 6.00%, 10/1/08                           1,600            1,792
                                                                 ------------
                                                                        9,394
                                                                 ------------

UTAH (1.2%)
Housing Corp., Single Family Mortgage
   Revenue, Series A, Class I, 2.00%,
   7/1/06                                                680              668
Housing Corp., Single Family Mortgage
   Revenue, Series A, Class I, 2.35%,
   7/1/07                                                880              866
St. George Water Revenue, Series A,
   5.60%, 6/1/10, (Prerefunded 6/1/05 @ 101)           1,530            1,597
                                                                 ------------
                                                                        3,131
                                                                 ------------

VIRGINIA (2.5%)
Metropolitan Washington D. C.
   Airports, Series B, (AMT), 5.50%,
   10/1/05                                             4,175            4,353
Richmond, GO, 5.38%, 7/15/13,
   (Callable 7/15/11 @ 101)                            2,000            2,223
                                                                 ------------
                                                                        6,576
                                                                 ------------

WASHINGTON (5.9%)
Grant County Public Utility District No.
   002, Electric Revenue, 5.00%, 1/1/11                2,485            2,700
King County School District No. 401,
   Highline Public Schools, GO, 5.13%,
   12/1/20                                             2,590            2,689
King County School District No. 415,
   Kent, Series A, GO, 5.55%, 12/1/11,
   (Callable 1/29/10 @ 100)                            2,000            2,241
Motor Vehicle Fuel Tax, R-92D, 6.25%,
   9/1/07                                              1,000            1,109
Port Tacoma, Series A, GO, (AMT),
   4.90%, 12/1/07                                      1,010            1,078
Series A, GO, 5.50%, 9/1/05,
   (Prerefunded 9/1/04 @ 100)                          5,000            5,017
Yakima County, GO, 5.25%, 12/1/16                        425              457
                                                                 ------------
                                                                       15,291
                                                                 ------------
WISCONSIN (0.6%)
Series 1, GO, 5.00%, 5/1/13                            1,500            1,630
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 260,611
                                                                 ------------
                                   CONTINUED

                                                   SHARES           VALUE
                                                 -----------     ------------
MONEY MARKETS (0.1%)

AIM Tax Free Money Market Fund                           100     $         --#
Dreyfus Tax Exempt Money Market
   Fund                                              292,260              292
Federated Tax Exempt Money Market
   Fund                                                  666                1
Merrill Lynch Institutional Tax Exempt
   Fund                                                5,178                5
                                                                 ------------

TOTAL MONEY MARKETS                                                       298
                                                                 ------------

TOTAL INVESTMENTS (COST $249,709)+ - 99.9%                            260,909

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                              231
                                                                 ------------

NET ASSETS - 100.0%                                              $    261,140
                                                                 ============

                SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                       AND NOTES TO FINANCIAL STATEMENTS

OHIO MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS (97.8%)

OHIO (95.5%)
Akron, GO, 5.50%, 12/1/07                        $     2,000     $      2,189
Akron, Various Purpose Improvement,
   GO, 5.60%, 12/1/06, (Callable 12/1/04 @
   102)                                                  500              517
American Municipal Power - Ohio, Inc.,
   5.25%, 1/1/11                                       1,825            2,015
Beavercreek Local School District,
   6.60%, 12/1/15                                      1,500            1,834
Berea, GO, 5.13%, 12/1/13                              1,215            1,306
Building Authority, 5.25%, 10/1/10,
   (Callable 4/1/09 @ 101)                             2,410            2,633
Butler County Hospital Facilities
   Revenue, 4.75%, 11/15/18, (Callable
   11/15/08 @ 101)                                     2,000            1,871
Butler County Transportation
   Improvement District,  Series A, 6.00%,
   4/1/12, (Callable 4/1/08 @ 102)                     2,000            2,233
Cincinnati City School District,
   Classroom Facilities Construction &
   Improvements, 5.25%, 12/1/14, (Callable
   12/1/13 @ 100)                                      3,000            3,317
Cleveland Public Power System
   Revenue, 5.25%, 11/15/16, (Callable
   11/15/06 @ 102)                                     4,900            5,291
Cleveland Stadium Project, 5.25%,
   11/15/11, (Callable 11/15/07 @ 102)                 4,110            4,489
Columbus Sewer Revenue, 5.00%,
   6/1/06                                              2,000            2,107
Columbus, Refunding, Police/Fireman
   Disability, 5.00%, 7/15/14                          1,000            1,064
Columbus, Series 2, GO, 6.00%,
   6/15/07                                             4,090            4,500
Cuyahoga County Hospital Revenue,
   5.50%, 2/15/09                                      2,245            2,458
Cuyahoga County Jail Facilities, GO,
   5.25%, 10/1/13                                      3,000            3,345
Cuyahoga County, GO, 5.60%,
   5/15/13                                             3,435            3,772
Dayton-Montgomery County Port
   Authority, Development-Parking Garage
   Project, Series A, 5.00%, 11/15/17                  1,105            1,107
Economic Development Revenue,
   3.50%, 12/1/07                                        480              484
Economic Development Revenue,
   4.40%, 12/1/12                                        815              824
Erie County Hospital Facilities
   Revenue, 5.00%, 8/15/08                               400              419
Erie County Hospital Facilities Revenue,
   5.00%, 8/15/09                                        210              219
Erie County Hospital Facilities Revenue,
   5.50%, 8/15/12                                        250              267
Euclid City School District, GO, 5.13%,
   12/1/11, (Callable 12/1/05 @ 102)                   1,500            1,589
Franklin County Development Revenue,
   5.50%, 10/1/12, (Callable 10/1/09 @ 101)            2,270            2,457

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

OHIO, CONTINUED
Franklin County, Online Computer
   Library Center, 5.00%, 4/15/10                $     2,270     $      2,416
Greater Cleveland Regional Transit
   Authority, 5.38%, 12/1/11, (Callable
   12/1/08 @ 101)                                      1,455            1,620
Hamilton County Hospital Facilities
   Revenue, 5.20%, 12/1/13, (Callable
   12/1/07 @ 101)                                      1,000            1,066
Hamilton County Hospital Facilities
   Revenue, Cincinnati Childrens Hospital,
   Series J, 4.50%, 5/15/14                            1,510            1,572
Hamilton County Hospital Facilities,
   Revenue, 5.25%, 5/15/11, (Callable
   11/15/08 @ 101)                                     2,670            2,923
Hamilton County Sewer System
   Revenue, Series A, 5.60%, 12/1/08,
   (Callable 12/1/05 @ 102)                            1,000            1,066
Higher Education, Capital Facilities
   Revenue, 5.50%, 12/1/09                             4,000            4,455
Higher Education, Capital Facilities
   Revenue, Series II-A, 5.25%, 12/1/05                2,350            2,458
Higher Education, Capital Facilities
   Revenue, Series II-A, 5.50%, 12/1/07                4,695            5,144
Higher Education, Capital Facilities
   Revenue, Series II-A, 5.00%, 12/1/08                2,000            2,170
Higher Education, Case Western
   Reserve, 6.25%, 7/1/14                              6,500            7,697
Higher Education, Dennison University
   Project, 5.50%, 11/1/12, (Callable
   11/1/11@ 101)                                       1,000            1,118
Higher Education, John Carroll
   University, 5.25%, 11/15/14, (Callable
   11/15/13 @ 100)                                     1,435            1,569
Higher Education, John Carroll
University, 5.25%, 11/15/15, (Callable
   11/15/13 @ 100)                                     1,490            1,614
Hilliard School District, 5.50%,
   12/1/08                                             2,780            3,071
Housing Authority, 4.63%, 9/1/31,
   (Callable 1/1/11 @ 100)                             2,130            2,185
Housing Finance Agency, (AMT),
   3.95%, 9/1/08                                         490              499
Housing Finance Agency, (AMT),
   4.15%, 9/1/09                                         825              832
Housing Finance Agency, (AMT),
   4.35%, 9/1/10                                         305              308
Housing Finance Agency, (AMT),
   3.65%, 9/1/11                                         845              813
Housing Finance Agency, (AMT),
   4.55%, 9/1/11                                         320              324
Housing Finance Agency, (AMT),
   3.30%, 9/1/30                                       1,245            1,240
Knox County Hospital Facilities
   Revenue, 4.70%, 6/1/08                              1,150            1,212
Knox County Hospital Facilities
   Revenue, 5.00%, 6/1/12                              6,250            6,664

                                    CONTINUED

                                                        OHIO MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                    (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

OHIO, CONTINUED
Lucas County, 6.65%, 12/1/12                     $       160     $        163
Lucas County Hospital Revenue, 6.00%,
   11/15/04                                            2,000            2,027
Mental Health Capital Facilities, Series
   II-A, 5.00%, 6/1/13                                 2,135            2,309
Montgomery County Catholic Health
   Initiatives, Series A, 6.00%, 12/1/26               2,750            2,910
Montgomery County Sisters of Charity
   Revenue, 6.50%, 5/15/08                               155              155
Montgomery County Solid Waste
   Revenue, 5.40%, 11/1/08, (Callable
   11/1/05 @ 102)                                      3,000            3,182
Municipal Electric Generation Agency,
   Refunding, Joint Venture, 5-CTFS Ben
   Int, 5.00%, 2/15/14                                 2,000            2,176
North Olmstead, 6.20%, 12/1/11                         3,000            3,503
Penta Career Center, 5.00%, 4/1/10                     1,330            1,447
Revenue, Major New State Infrastructure,
   Series 1, 5.00%, 6/15/06                            3,000            3,164
Sidney Construction, 4.90%, 11/1/07                      725              738
Solid Waste Revenue, 4.85%, 11/1/22                    3,000            3,109
State Building Authority, Refunding,
   State Facilities-Administration Building
   Fund, Series A, 5.00%, 4/1/13                       1,230            1,342
State Schools, 5.00%, 6/15/13                          1,000            1,089
State Solid Waste Revenue, Refunding,
   Republic Services Project, 4.25%,
   4/1/33                                              1,500            1,434
State, GO, 6.65%, 9/1/09                               1,000            1,111
Toledo-Lucas County, Port Authority
   Special Assessment Revenue, Crocker
   Park Public Improvement Project, 5.00%,
   12/1/09                                             1,110            1,167
Toledo-Lucas County, Port Authority
   Special Assessment Revenue, Crocker
   Park Public Improvements Project,
   5.00%, 12/1/08                                      1,155            1,220
Turnpike Revenue, Series A, 5.70%,
   2/15/17, (Prerefunded 2/15/06 @ 102)                5,000            5,387
University of Cincinnati, 5.00%,
   6/1/10                                                300              327
University of Cincinnati, GO, 5.50%,
   6/1/09                                              2,000            2,220
Water Development Authority, Pollution
   Control Facilities Revenue, 5.25%,
   12/1/08, (Callable 12/1/07 @ 101)                   1,000            1,087
Water Revenue, 5.30%, 12/1/10,
   (Callable 6/1/05 @ 101)                             4,000            4,166
West Geauga Local School District, GO,
   5.55%, 11/1/05, (Callable 11/1/04 @
   102)                                                1,000            1,030
West Geauga Local School District, GO,
   5.65%, 11/1/06, (Callable 11/1/04 @
   102)                                                1,000            1,030

                                    CONTINUED

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

OHIO, CONTINUED
Westlake City School District, Series A,
   GO, 5.05%, 12/1/04                            $     1,050     $      1,063
                                                                 ------------
                                                                      154,899
                                                                 ------------

PUERTO RICO (2.3%)
Puerto Rico Public Buildings Authority
   Revenue, Refunding, Government
   Facilities, Series K, 4.50%, 7/1/22                 1,000            1,047
Puerto Rico Commonwealth, Refunding,
   Series A, 5.00%, 7/1/30                             1,000            1,066
Puerto Rico Public Finance Corp.,
   Commonwealth Appropriations, Seris A,
   5.75%, 8/1/27                                       1,500            1,665
                                                                 ------------
                                                                        3,778
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 158,677
                                                                 ------------

MONEY MARKETS (1.3%)

Federated Ohio Municipal Cash Trust                       83               --#
Touchstone Ohio Money Fund                         2,163,404            2,163
                                                                 ------------

TOTAL MONEY MARKETS                                                     2,163
                                                                 ------------

TOTAL INVESTMENTS (COST $155,391)+ - 99.1%                            160,840

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%                            1,507
                                                                 ------------

NET ASSETS - 100.0%                                              $    162,347
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS (98.3%)

MICHIGAN (96.4%)
Ann Arbor Water Supply Systems,
   5.00%, 2/1/10                                 $       880     $        955
Avondale School District, UTGO,
   5.00%, 5/1/10                                         800              870
Berkley School District, GO, 7.00%,
   1/1/07                                              1,300            1,437
Birmingham Michigan City School
   District, 5.00%, 11/1/10                            1,905            2,075
Building Authority Revenue, Facilities
   Program, Series III, 5.00%, 10/15/08                2,000            2,166
Building Authority Revenue, State
Police Communications III, 5.00%,
   10/1/05                                             1,700            1,769
Cadillac Area Public Schools, UTGO,
   7.25%, 5/1/05                                         300              313
Central Michigan University, 5.00%,
   10/1/09                                             1,605            1,747
Certificate of Participation, Series A,
   5.00%, 9/1/31                                       1,000            1,088
Charles Stewart Mott Community
   College, UTGO, 5.00%, 7/1/09                        1,000            1,089
Clarkston Michigan Schools, 4.00%,
   5/1/12                                                200              205
Comprehensive Transportation, Series
   A, 5.25%, 5/15/09                                   3,000            3,295
Comprehensive Transportation, Series
   B, 5.25%, 5/15/09                                   1,390            1,527
Detroit  City School District, 5.50%,
   5/1/06                                              1,730            1,828
Detroit  Economic Development Corp.,
   4.00%, 5/1/06                                       2,500            2,573
Detroit City School District, Building &
   Site Improvements, Series A, 5.00%,
   5/1/08                                              1,000            1,078
Detroit Convention Facilities, 5.00%,
   9/30/08                                             2,000            2,166
Detroit Water Supply Systems, Series
   C, 5.00%, 7/1/07                                    2,000            2,145
Detroit, GO, 6.00%, 4/1/06                               750              801
Dexter Community School District, GO,
   6.25%, 5/1/07                                       1,730            1,902
Farmington Hills Economic
   Development Corp. Revenue, Botsford
   Continuing Care, Series A, 5.20%,
   2/15/05                                               470              480
Ferndale, UTGO, 4.50%, 4/1/10                          1,190            1,264
Forest Hills Public Schools, GO,
   5.25%, 5/1/09                                       2,785            3,040
Frankenmuth School District, UTGO,
   5.50%, 5/1/05                                         100              103
Frankenmuth School District, UTGO,
   5.50%, 5/1/06                                         125              133
Grand Rapids & Kent County Joint
   Building, GO, 5.50%, 10/1/09                          605              671
Grand Rapids & Kent County Joint
   Building, UTGO, 5.50%, 10/1/07                        535              582

                                   CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Grand Rapids Charter Township, Porter
   Hills Obligated Group, 4.35%, 7/1/05          $       200     $        203
Greater Detroit Resource Recovery
   Authority, 6.25%, 12/13/06                          2,500            2,729
Higher Education Facilites Authority
   Revenue, Kalamazoo College Project,
   5.25%, 12/1/05                                        590              615
Higher Education Facilites Authority
   Revenue, Kalamazoo College Project,
   5.25%, 12/1/06                                        725              772
Higher Education Facilities Authority
   Revenue, Hope College Project, 4.60%,
   10/1/08                                               320              333
Higher Education Facility Authority -
   Thomas M. Cooley Law School, 4.75%,
   5/1/07                                              1,265            1,317
Higher Education Student Loan
   Authority Revenue, (AMT), 5.00%,
   3/1/07                                              2,525            2,631
Higher Education Student Loan
   Authority Revenue, Series XII-W (AMT),
   4.60%, 9/1/08                                       1,000            1,058
Higher Education Student Loan
   Authority Revenue, Series XII-W (AMT),
   4.75%, 3/1/09                                         200              213
Higher Education Student Loan
   Authority Revenue, Series XVII-I (AMT),
   3.65%, 3/1/10                                       1,000              997
Higher Education, Kalamazoo College,
   5.25%, 12/1/04                                        655              663
Hospital Finance Authority Revenue,
   4.80%, 11/1/17, Refunding Hospital
   Charity Obligation D, (Prerefunded
   11/1/04 @ 100)                                      1,675            1,690
Hospital Finance Authority Revenue,
   Oakwood Obligated Group, 5.00%,
   11/1/05                                               730              753
Hospital Finance Authority Revenue, St.
   John's Hospital & Medical Center,
   5.00%, 5/15/06                                      1,450            1,526
Hospital Finance Authority, Bay
   Medical Center, Series A, 5.38%, 7/1/06             1,855            1,968
Hospital Finance Authority, St. John
   Hospital & Medical Center, 5.00%,
   5/15/05                                             1,000            1,026
Hospital Financial Authority Revenue,
   7.50%, 10/1/27, (Prerefunded 10/1/05 @
   100)                                                1,000            1,068
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A, 3.50%,
   3/1/06                                                200              202
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A, 3.85%,
   3/1/07                                                200              204
Hospital Financial Authority Revenue,
   Hospital Crittenton, Series A, 4.15%,
   3/1/08                                                300              307

                                    CONTINUED

                                                    MICHIGAN MUNICIPAL BOND FUND
                                    SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ------------    ------------
MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Hospital Financial Authority Revenue,
   Sparrow Obligation Group, 5.00%,
   11/15/05                                      $     1,055     $      1,097
Hospital Financial Authority Revenue,
   Sparrow Obligation Group, 5.00%,
   11/15/06                                              735              771
Housing Development Authority,
   (AMT), Series B, 3.25%, 12/1/05                        70               71
Housing Development Authority,
   (AMT), Series B, 3.55%, 12/1/06                       175              176
Housing Development Authority,
   (AMT), Series B, 3.85%, 12/1/07                       215              218
Housing Development Authority,
   (AMT), Series B, 4.13%, 12/1/08                       305              310
Housing Development Authority,
   (AMT), Series B, 4.35%, 12/1/09                       355              360
Housing Development Authority,
   (AMT), Series B, 4.55%, 12/1/10                       455              462
Housing Development Authority,
   (AMT), Series B, 4.65%, 12/1/11                       485              496
Housing Development Authority,
   Parkway Meadows Project, 3.50%,
   10/15/08                                              930              960
Housing Development Authority,
   Parkway Meadows Project, 3.50%,
   10/15/09                                              710              725
Housing Development Authority, Single
   Family, (AMT), 3.85%, 12/1/04                         830              835
Kalamazoo Hospital Finance Authority
   Revenue, Bronson Methodist Hospital,
   5.50%, 5/15/08                                        750              820
Kalamazoo Hospital Finance Authority,
   Refunding & Improvement, Bronson
   Methodist Hospital, 5.25%, 5/15/05                  1,000            1,029
Kenowa Hills Public Schools, UTGO,
   5.50%, 5/1/05                                       1,295            1,333
Kenowa Hills Public Schools, UTGO,
   5.50%, 5/1/06                                       1,000            1,060
Kent, Hospital Finance Authority
   Revenue, Spectrum Health, 5.25%,
   1/15/08                                               430              460
Kent, Hospital Finance Authority,
   Butterworth Hospital, 4.90%, 1/15/05                1,150            1,166
Lansing School District, 4.00%,
   5/1/06                                              1,190            1,232
Municipal Bond Authority Revenue,
   5.00%, 12/1/05                                      2,000            2,088
Municipal Bond Authority Revenue,
   Series A, 5.25%, 12/1/07                            1,000            1,085
Municipal Building Authority Revenue,
   Government Loan Program, Series C,
   5.00%, 5/1/10                                       1,000            1,089
Muskegon County, Wastewater
   Management System, No. 1, (AMT),
   5.00%, 7/1/06                                       1,130            1,191

                                    CONTINUED

                                                  PRINCIPAL
                                                   AMOUNT            VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

MICHIGAN, CONTINUED
Muskegon County, Wastewater
   Management System, No. 1, (AMT),
   5.00%, 7/1/08                                 $     1,000     $      1,074
Muskegon Heights Water System, Series
   A, 5.25%, 11/1/06                                     335              357
Novi Community School District,
   Building & Site Improvements, 4.13%,
   5/1/08                                              1,000            1,047
Novi Community School District,
   Building & Site Improvements, 5.00%,
   10/1/08                                             2,320            2,508
Oxford Area Community School, GO,
   6.00%, 5/1/05                                       1,100            1,137
South Central Power Agency, Power
   Supply System Revenue, 5.80%,
   11/1/05                                             2,000            2,100
South Macomb Disposal Authority
   Revenue, 5.00%, 9/1/08                              1,115            1,206
South Redford School District, GO,
   5.25%, 5/1/07, (Prerefunded 5/1/07 @
   100)                                                1,575            1,702
State Hospital Finance Authority
   Revenue, 4.15%, 1/1/12                                450              445
Sterling Heights, 4.00%, 10/1/05                         670              688
Strategic Fund Obligation International,
   2.00%, 8/1/05                                       1,030            1,033
Strategic Fund, Hope Network Project,
   Series B, 4.75%, 9/1/07                               615              645
Three Rivers Community Schools,
   6.00%, 5/1/23, (Prerefunded  5/1/06 @
   101)                                                  970            1,048
Traverse City Area Public Schools,
   7.25%, 5/1/05                                         950              990
Trunk Line, 5.00%, 10/1/07                               700              752
Trunk Line, Series A, 5.50%, 11/1/07                   1,025            1,119
Trunk Line, Series A, 5.25%, 11/1/09                   1,000            1,100
Underground Storage, Tank Financial
   Assurance Authority, Series I, 6.00%,
   5/1/06                                              2,270            2,418
University of Michigan Hospital
   Revenue, 5.00%, 12/1/08                             2,000            2,173
University of Michigan Hospital
   Revenue, 5.00%, 12/1/09                               510              554
Warren Building Authority, 3.70%,
   11/1/09                                               225              230
Warren Consolidated School District,
   5.00%, 5/1/07                                       3,890            4,154
Washtenaw Community College,
   4.00%, 4/1/07                                       2,355            2,454
Wayne Charter, 5.25%, 12/1/05                          1,035            1,079
Wayne Charter, Airport Revenue, Series
   D, 5.25%, 12/1/06                                   2,000            2,126
Wayne County Community College,
   5.25%, 7/1/09                                       1,000            1,101
                                                                 ------------
                                                                      111,851
                                                                 ------------

                                    CONTINUED

MICHIGAN MUNICIPAL BOND FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
(AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
--------------------------------------------------------------------------------

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                 -----------     ------------
MUNICIPAL BONDS, CONTINUED

PUERTO RICO (1.9%)
Puerto Rico Public Buildings Authority
   Revenue, Refunding, Government
   Facilities, Series K, 4.50%, 7/1/22           $     1,000     $      1,047
Puerto Rico Public Finance Corp.,
   Commonwealth Appropriations, Seris A,
   5.75%, 8/1/27                                       1,000            1,110
                                                                 ------------
                                                                        2,157
                                                                 ------------

TOTAL MUNICIPAL BONDS                                                 114,008
                                                                 ------------

MONEY MARKETS (1.0%)

AIM Tax Free Money Market Fund                           167               --#
Dreyfus Tax Exempt Money Market
   Fund                                            1,192,646            1,193
Federated Tax Exempt Money Market
   Fund                                                  733                1
Merrill Lynch Institutional Tax Exempt
   Fund                                                5,019                5
                                                                 ------------

TOTAL MONEY MARKETS                                                     1,199
                                                                 ------------

TOTAL INVESTMENTS (COST $113,737)+ - 99.3%                            115,207

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                              816
                                                                 ------------

NET ASSETS - 100.0%                                              $    116,023
                                                                 ============

                 SEE NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                        AND NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                     NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
                                                                   JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------

*    Non-income producing security.
**   Rate represents the effective yield at purchase.
#    Market value is less than five hundred dollars.
+    Represents cost for financial reporting purposes.
(a) Part of this security has been deposited as initial margin on open futures contracts.
(b)  Affiliate.
(c)  Dollar amount indicated represents expected per share annual dividend.
(d) Variable rate security. Rate presented represents rate in effect at Ju1y 31, 2004. Maturity date represents actual maturity date.
(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(f) All or part of this security has been deposited as collateral for TBA security.
(g)  All or part of this security was on loan at July 31, 2004.
(h)  Investment is in Institutional Shares of underlying fund.
(i)  Common Stock.

The following abbreviations are used in these Schedules of Portfolio
Investments:

ADR - American Depositary Receipt
AMT - Alternative Minimum Tax Paper
CBTCS - Convertible Bond Transferable Custodial Security
ETM - Escrowed to Maturity
GDR - Global Depositary Receipts
GO - General Obligation
LLC - Limited Liability Company
REITS - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipt
TBA - To be announced
UTGO - Unlimited Tax General Obligation



                                               COST OF                                             NET
                                           INVESTMENTS FOR       GROSS           GROSS         UNREALIZED
                                             FEDERAL TAX       UNREALIZED      UNREALIZED     APPRECIATION/
                                              PURPOSES        APPRECIATION    DEPRECIATION    DEPRECIATION)
                                           ---------------    ------------    ------------    -------------
Small Cap Growth Fund                      $       249,598    $     58,041    $    (20,793)   $      37,248
Mid Cap Growth Fund                                412,476          74,954         (26,685)          48,269
Quality Growth Fund                              1,049,301         202,608         (99,044)         103,564
Large Cap Core Fund                                115,429          16,704          (9,286)           7,418
Equity Index Fund                                  347,252         257,748         (31,518)         226,230
Balanced Fund                                      202,743          13,119          (4,698)           8,421
Micro Cap Value Fund                               184,464          75,705         (12,421)          63,284
Small Cap Value Fund                               108,896           9,110          (3,576)           5,534
Multi Cap Value Fund                               295,416          76,303          (7,879)          68,424
Disciplined Large Cap Value Fund                   609,504         104,494          (5,949)          98,545
LifeModel Aggressive Fund SM                        94,485          11,729          (1,776)           9,953
LifeModel Moderately Aggressive Fund SM            206,890          21,121          (3,463)          17,658
LifeModel Moderate Fund SM                         449,972          17,721         (10,056)           7,665
LifeModel Moderately Conservative Fund SM           98,503           7,192          (1,885)           5,307
LifeModel Conservative Fund SM                      53,900           1,877          (1,072)             805
Strategic Income Fund                              169,908           6,635          (4,093)           2,542
Select Stock Fund                                   16,869           1,879          (1,080)             799
Technology Fund                                     54,430           3,060          (4,963)          (1,903)
International Equity Fund                          414,196          31,143         (64,516)         (33,373)
Bond Fund                                          402,969           4,445          (1,599)           2,846
Intermediate Bond Fund                             909,260           7,405          (5,616)           1,789
Short Term Bond Fund                               718,787           1,265          (8,625)          (7,360)
U.S. Government Bond Fund                           82,138             770            (372)             398
Municipal Bond Fund                                 57,092           4,649              (2)           4,647
Intermediate Municipal Bond Fund                   249,135          12,245            (471)          11,774
Ohio Municipal Bond Fund                           155,144           6,261            (565)           5,696
Michigan Municipal Bond Fund                       113,720           1,992            (505)           1,487


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

The table below reflects the Small Cap Growth Fund's activities in written options, all of which were for purposes of earning additional income during the period. No other Funds engaged in written option contracts during the year ended July 31, 2004.



                              BALANCE AT      OPTIONS    OPTIONS     OPTIONS      BALANCE AT
                             JULY 31, 2003    WRITTEN    EXPIRED    EXERCISED    JULY 31, 2004
                             -------------    -------    -------    ---------    -------------
NUMBER OF CONTRACTS
Small Cap Growth Fund                   50         70        (70)         (50)              --

PREMIUMS ($000)
Small Cap Growth Fund        $           3    $     9    $    (9)   $      (3)              --


Open futures contracts as of July 31, 2004:
(Amounts in thousands except contract amount)


                                                                                             UNREALIZED
                             NUMBER OF                                        NOTIONAL      APPRECIATION/      MARKET
                             CONTRACTS             CONTRACT TYPE               AMOUNT      (DEPRECIATION)     VALUE
                             ---------    ------------------------------    -----------    --------------    --------
Small Cap Growth Fund                9    Russell 2000, 9/17/04             $     2,548    $          (65)   $  2,483
                             =========                                      ===========    ==============    ========
Large Cap Core Fund                 26    Standard & Poor's 500, 9/17/04          7,152                 5       7,157
                             =========                                      ===========    ==============    ========
Equity Index Fund                   11    Standard & Poor's 500, 9/17/04          3,113               (85)      3,028
                             =========                                      ===========    ==============    ========
International Equity Fund          106    CAC40 10, 9/30/04                       4,829              (162)      4,667
                                    93    DAX, 9/17/04                           11,221              (309)     10,912
                                   161    Euro Stoxx 50, 9/17/04                  5,517              (260)      5,257
                                    45    FTSE 100, 9/17/04                       3,674               (61)      3,613
                                    12    Hang Seng, 8/30/04                        938                 2         940
                                    71    TOPIX, 9/9/04                           7,603              (326)      7,277
                             ---------                                      -----------    --------------    --------
                                   488                                      $    33,782    $       (1,116)    $32,666
                             =========                                      ===========    ==============    ========


As of July 31, 2004, the following Funds had securities on loan with the following market values and collateral amounts (Amounts in thousands):

                                                               AVERAGE
                                                  MARKET        LOAN
                                                 VALUE OF    OUTSTANDING
                                      CASH        LOANED     DURING THE
                                   COLLATERAL   SECURITIES      YEAR
                                   ----------   ----------   -----------
Small Cap Growth Fund                $ 35,821     $ 30,568      $ 38,194
Mid Cap Growth Fund                    60,172       58,911        59,483
Quality Growth Fund                    20,601       20,233        52,903
Large Cap Core Fund                     6,081        5,953         4,169
Equity Index Fund                      39,342       38,424        22,428
Balanced Fund                           6,089        5,962        12,308
Multi Cap Value Fund                   32,521       31,754        27,068
Disciplined Large Cap Value Fund       47,987       46,739        21,129
Select Stock Fund                          --           --           569
Technology Fund                         4,497        3,509         8,218
International Equity Fund              34,935       34,106        34,681
Bond Fund                              18,961       16,966        27,233
Intermediate Bond Fund                197,705      191,548       174,998
Short Term Bond Fund                  190,915      184,465       105,802

At July 31, 2004, each Fund's loaned securities were fully collateralized by cash, which was reinvested in repurchase agreements, certificate of deposits, commercial paper and floating rate notes (with interest rates ranging from 1.13% to 1.67% and maturity dates ranging from August 2, 2004 to April 1, 2014).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

International Equity Fund Foreign Currency Contracts as of July 31, 2004 (Amounts in thousands):

                          CONTRACT                   CURRENT
                           AMOUNT       CONTRACT      VALUE      UNREALIZED
     DELIVERY              (LOCAL      VALUE U.S.      U.S.     APPRECIATION/
       DATE               CURRENCY)      DOLLAR       DOLLAR    DEPRECIATION
     --------             ---------    ----------    -------    -------------
BRITISH POUND STERLING
-----------------------------------
Long Contracts
   9/16/04                    2,032       $ 3,649    $ 3,683        $34

EURO
-----------------------------------
Short Contracts
   9/16/04                    3,977         4,812      4,778         34
   9/16/04                    6,980         8,425      8,385         40
   9/16/04                      253           306        304          2
Long Contracts
   9/16/04                    6,967         8,424      8,369        (55)
   9/16/04                    9,756        11,766     11,720        (46)
   9/16/04                      789           953        948         (5)
   9/16/04                    2,469         2,983      2,966        (17)
   9/16/04                    2,676         3,233      3,215        (18)
   9/16/04                    4,567         5,530      5,486        (44)
   9/16/04                    1,466         1,792      1,763        (29)

JAPANESE YEN
-----------------------------------
Short Contracts
   9/16/04                  873,640         7,934      7,875         59
   9/16/04                  557,830         5,084      5,028         56
   9/16/04                  861,123         7,876      7,762        114
   9/16/04                  837,258         7,632      7,547         85
Long Contracts
   9/16/04                  192,222         1,766      1,733        (33)
   9/16/04                  307,528         2,798      2,772        (26)
   9/16/04                  447,066         4,079      4,030        (49)
   9/16/04                1,226,880        11,162     11,059       (103)
   9/16/04                1,377,467        12,515     12,416        (99)
   9/16/04                  407,718         3,757      3,675        (82)

                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------
The investment concentrations for the Equity Funds as a percentage of net assets, by industry, as of July 31, 2004, were as follows:



                                      SMALL CAP     MID CAP       QUALITY      LARGE CAP       EQUITY       MICRO CAP
                                       GROWTH        GROWTH        GROWTH        CORE          INDEX          VALUE
                                        FUND          FUND          FUND         FUND           FUND           FUND
                                      --------      --------      --------     ---------      --------      --------
Advertising                                 --            --            --            --           0.2%          0.3%
Aerospace/Defense                          1.6%          1.4%          2.5%          1.8%          1.7%           --
Agriculture                                 --            --            --           2.1%          1.2%           --
Airlines                                    --            --            --            --           0.1%          0.6%
Apparel                                    2.6%          1.8%           --            --           0.3%          6.6%
Auto Manufacturers                         0.9%           --            --           0.2%          0.6%           --
Auto Parts & Equipment                      --            --            --           0.3%          0.2%          1.1%
Banks                                      3.6%          1.3%          5.8%          6.3%          6.4%          0.3%
Beverages                                   --            --            --           2.5%          2.5%           --
Biotechnology                              3.2%          1.5%          1.5%           --           1.1%           --
Building Materials                          --            --            --           1.2%          0.3%          1.1%
Cash Equivalents                          14.2%         15.2%          1.8%         11.7%          8.0%          6.7%
Chemicals                                   --           1.2%           --           1.8%          1.5%          3.8%
Closed-end Funds                            --            --            --            --            --           1.4%
Commercial Services                        3.2%          7.3%          4.2%           --           1.0%          3.5%
Computers                                  0.8%          5.8%          4.2%          4.9%          4.0%          4.5%
Cosmetics/Personal Care                     --           1.4%           --           1.9%          2.5%           --
Distribution/Wholesale                      --           4.0%           --            --           0.1%          2.1%
Diversified Financial Services             1.0%          2.9%          3.1%          6.5%          8.2%          1.2%
Electric                                    --            --            --           1.7%          2.6%           --
Electrical Components & Equipment          3.7%           --           1.6%          0.6%          0.3%          1.7%
Electronics                                4.6%          6.8%          3.5%          1.1%          0.5%          4.3%
Engineering & Construction                  --            --            --            --           0.0%^         1.4%
Entertainment                              0.3%           --           2.9%           --           0.1%          1.8%
Environmental Control                       --           1.1%           --            --           0.2%          0.8%
Food                                        --            --           2.7%          2.8%          2.1%          0.5%
Food Service                                --            --            --            --            --            --
Forest Products & Paper                     --            --            --           1.0%          0.6%           --
Gas                                         --            --            --           0.9%          0.2%           --
Hand/Machine Tools                          --            --            --           0.3%          0.1%          0.2%
Healthcare-Products                        7.3%          7.1%          4.1%          3.4%          3.6%          2.9%
Healthcare-Services                        2.7%          2.1%          1.9%          2.2%          1.2%          1.4%
Holding Companies-Diversified               --            --            --            --            --            --
Home Builders                              0.9%          3.1%          1.9%           --           0.1%           --
Home Furnishings                           0.9%           --            --            --           0.1%          4.0%
Household Products/Wares                   2.6%           --            --            --           0.3%          0.3%
Housewares                                  --            --            --            --           0.1%          0.7%
Insurance                                  2.1%          1.8%          1.2%          6.6%          4.9%          0.9%
Internet                                   5.0%          2.3%           --            --           1.1%          2.3%
Investment Companies                       0.7%          7.8%           --            --            --            --
Iron/Steel                                 0.8%           --            --            --           0.1%          4.8%
Leisure Time                               0.6%           --           1.5%           --           0.5%          0.7%
Lodging                                    1.1%           --            --            --           0.3%          0.5%
Machinery-Construction & Mining            0.8%           --            --            --           0.2%           --
Machinery-Diversified                      0.5%           --           2.0%          0.3%          0.3%          0.8%
Media                                       --           1.3%          2.3%          3.2%          3.3%           --
Metal Fabricate/Hardware                    --            --            --            --           0.0%^         1.4%
Metal Fabrication                           --            --            --            --            --            --
Mining                                      --            --            --           0.4%          0.6%          2.4%
Miscellaneous Manufacturing                2.4%          1.0%          8.5%          5.4%          5.8%          2.3%
Office Furnishings                          --            --            --            --            --            --
Office/Business Equipment                   --            --            --           1.2%          0.2%           --
Oil & Gas                                  4.2%          4.8%          1.0%          6.7%          6.0%          2.3%
Oil & Gas Services                          --            --           1.0%          0.9%          0.7%          4.4%
Packaging & Containers                                    --            --           0.2%          0.1%           --
Pharmaceuticals                            6.6%          8.1%          5.1%          5.3%          7.0%          1.5%
Pipelines                                   --            --            --            --           0.2%          0.4%
Real Estate                                 --            --            --            --            --            --
REITS                                       --            --            --            --           0.3%          1.7%
Retail                                     6.8%         12.0%         10.8%          5.4%          6.8%          7.5%
Savings & Loans                            1.1%           --            --            --           0.6%           --
Semiconductors                             6.6%          6.1%         18.6%          3.5%          3.3%          0.7%
Software                                   7.8%          3.0%          3.7%          4.4%          5.0%          0.9%
Sovereign                                  0.4%           --            --            --            --            --
Storage/Warehousing                         --            --            --            --            --           1.1%
Telecommunications                         5.4%          4.5%          4.2%          5.2%          6.4%          3.0%
Textiles                                    --            --            --            --            --           1.1%
Toys/Games/Hobbies                         1.3%           --            --           0.4%          0.1%           --
Transportation                             5.0%           --            --           0.9%          1.5%          4.8%
Trucking & Leasing                          --            --            --            --           0.0%^          --
Water                                       --            --            --            --            --            --





                                                                 DISCIPLINED                    LIFEMODEL
                                      SMALL CAP     MULTI CAP     LARGE CAP     LIFEMODEL      MODERATELY     LIFEMODEL
                                        VALUE         VALUE         VALUE       AGGRESSIVE     AGGRESSIVE      MODERATE
                                        FUND          FUND          FUND         FUND SM         FUND SM       FUND SM
                                      --------      --------      --------      ----------     ----------     ---------
Advertising                                 --            --            --              --             --            --
Aerospace/Defense                           --           1.5%          3.3%             --             --            --
Agriculture                                 --            --            --              --             --            --
Airlines                                    --            --            --              --             --            --
Apparel                                    1.2%           --            --              --             --            --
Auto Manufacturers                          --           0.4%          2.1%             --             --            --
Auto Parts & Equipment                      --           2.2%           --              --             --            --
Banks                                       --           1.6%          6.1%             --             --            --
Beverages                                  2.7%           --            --              --             --            --
Biotechnology                              0.7%          1.5%           --              --             --            --
Building Materials                          --           0.8%          1.1%             --             --            --
Cash Equivalents                          15.6%         19.9%         11.5%             --             --            --
Chemicals                                  3.9%          0.6%          3.0%             --             --            --
Closed-end Funds                            --           0.6%           --              --             --            --
Commercial Services                        6.8%           --            --              --             --            --
Computers                                  2.6%          4.9%          3.1%             --             --            --
Cosmetics/Personal Care                     --           1.0%           --              --             --            --
Distribution/Wholesale                      --            --           1.4%             --             --            --
Diversified Financial Services             1.6%          3.8%          6.5%             --             --            --
Electric                                   3.4%          2.2%          4.9%             --             --            --
Electrical Components & Equipment          2.8%          0.3%           --              --             --            --
Electronics                                1.1%          2.9%          2.1%             --             --            --
Engineering & Construction                  --            --            --              --             --            --
Entertainment                               --            --            --              --             --            --
Environmental Control                       --           0.8%           --              --             --            --
Food                                       1.0%          6.3%          5.0%             --             --            --
Food Service                                --            --            --              --             --            --
Forest Products & Paper                     --           0.9%          4.5%             --             --            --
Gas                                         --            --            --              --             --            --
Hand/Machine Tools                          --           1.3%           --              --             --            --
Healthcare-Products                         --           1.6%           --              --             --            --
Healthcare-Services                        8.1%          2.1%          0.8%             --             --            --
Holding Companies-Diversified               --            --            --              --             --            --
Home Builders                               --            --            --              --             --            --
Home Furnishings                            --           1.8%           --              --             --            --
Household Products/Wares                   1.0%          0.4%           --              --             --            --
Housewares                                  --           0.8%           --              --             --            --
Insurance                                  8.8%          4.3%          8.6%             --             --            --
Internet                                   2.2%           --            --              --             --            --
Investment Companies                       3.3%          1.7%           --           100.1%          99.9%        100.0%
Iron/Steel                                  --           0.2%           --              --             --            --
Leisure Time                                --           0.9%          2.5%             --             --            --
Lodging                                     --           0.6%           --              --             --            --
Machinery-Construction & Mining             --            --           2.0%             --             --            --
Machinery-Diversified                       --           2.1%           --              --             --            --
Media                                       --           2.0%          2.9%             --             --            --
Metal Fabricate/Hardware                    --            --            --              --             --            --
Metal Fabrication                           --            --            --              --             --            --
Mining                                     2.1%           --            --              --             --            --
Miscellaneous Manufacturing                 --           3.3%          5.5%             --             --            --
Office Furnishings                          --            --            --              --             --            --
Office/Business Equipment                   --            --            --              --             --            --
Oil & Gas                                  2.2%          9.1%         11.6%             --             --            --
Oil & Gas Services                         8.1%          1.6%          1.6%             --             --            --
Packaging & Containers                      --            --            --              --             --            --
Pharmaceuticals                            4.1%          4.0%          4.3%             --             --            --
Pipelines                                   --            --            --              --             --            --
Real Estate                                 --            --            --              --             --            --
REITS                                       --           0.7%          0.4%             --             --            --
Retail                                     5.7%          7.0%          7.1%             --             --            --
Savings & Loans                            0.4%           --            --              --             --            --
Semiconductors                             7.7%          1.5%          0.9%             --             --            --
Software                                    --           0.9%           --              --             --            --
Sovereign                                   --            --            --              --             --            --
Storage/Warehousing                        1.0%           --            --              --             --            --
Telecommunications                         1.6%          6.7%          4.4%             --             --            --
Textiles                                    --            --            --              --             --            --
Toys/Games/Hobbies                          --           0.6%           --              --             --            --
Transportation                             2.2%          2.5%           --              --             --            --
Trucking & Leasing                          --            --            --              --             --            --
Water                                       --            --            --              --             --            --



                                      LIFEMODEL
                                      MODERATELY       LIFEMODEL       SELECT                  INTERNATIONAL
                                     CONSERVATIVE     CONSERVATIVE     STOCK      TECHNOLOGY      EQUITY
                                        FUND SM         FUND SM         FUND         FUND          FUND
                                      ----------      ----------      --------     ---------    ----------
Advertising                                   --              --            --           2.3%          0.2%
Aerospace/Defense                             --              --           4.2%           --           0.5%
Agriculture                                   --              --            --            --           0.7%
Airlines                                      --              --            --            --           0.2%
Apparel                                       --              --            --            --           0.1%
Auto Manufacturers                            --              --            --            --           4.0%
Auto Parts & Equipment                        --              --            --            --           0.7%
Banks                                         --              --            --            --          14.9%
Beverages                                     --              --            --            --           1.0%
Biotechnology                                 --              --            --           1.6%          0.0%^
Building Materials                            --              --            --            --           1.3%
Cash Equivalents                              --              --           1.2%          9.7%         18.3%
Chemicals                                     --              --            --            --           2.1%
Closed-end Funds                              --              --            --            --            --
Commercial Services                           --              --           7.3%           --           0.8%
Computers                                     --              --           5.6%          8.3%          0.5%
Cosmetics/Personal Care                       --              --            --            --           0.6%
Distribution/Wholesale                        --              --            --            --           0.7%
Diversified Financial Services                --              --           8.1%           --           1.3%
Electric                                      --              --            --            --           2.8%
Electrical Components & Equipment             --              --            --            --           1.1%
Electronics                                   --              --           5.6%          9.5%          1.7%
Engineering & Construction                    --              --            --            --           0.9%
Entertainment                                 --              --           3.7%           --           0.3%
Environmental Control                         --              --            --            --           0.0%^
Food                                          --              --            --            --           3.5%
Food Service                                  --              --            --            --           0.2%
Forest Products & Paper                       --              --            --            --           0.6%
Gas                                           --              --            --            --           0.5%
Hand/Machine Tools                            --              --            --            --           0.5%
Healthcare-Products                           --              --           8.3%           --           0.4%
Healthcare-Services                           --              --            --            --            --
Holding Companies-Diversified                 --              --            --            --           0.7%
Home Builders                                 --              --           5.0%           --           0.3%
Home Furnishings                              --              --            --            --           1.1%
Household Products/Wares                      --              --            --            --           0.2%
Housewares                                    --              --            --            --           0.1%
Insurance                                     --              --            --            --           3.8%
Internet                                      --              --            --          17.1%          0.3%
Investment Companies                       100.2%           99.9%           --            --            --
Iron/Steel                                    --              --            --            --           0.7%
Leisure Time                                  --              --            --            --           0.1%
Lodging                                       --              --            --            --           0.3%
Machinery-Construction & Mining               --              --            --            --           0.1%
Machinery-Diversified                         --              --           3.2%          1.7%          0.3%
Media                                         --              --            --            --           2.0%
Metal Fabricate/Hardware                      --              --            --            --           0.2%
Metal Fabrication                             --              --            --            --            --
Mining                                        --              --           5.3%           --           1.3%
Miscellaneous Manufacturing                   --              --           3.1%           --           1.6%
Office Furnishings                            --              --            --            --           0.0%^
Office/Business Equipment                     --              --            --            --           0.8%
Oil & Gas                                     --              --            --            --           7.9%
Oil & Gas Services                            --              --            --            --           0.0%^
Packaging & Containers                        --              --            --            --           0.1%
Pharmaceuticals                               --              --           4.7%          2.0%          8.0%
Pipelines                                     --              --            --            --            --
Real Estate                                   --              --            --            --           1.1%
REITS                                         --              --            --            --           0.1%
Retail                                        --              --           9.9%           --           2.2%
Savings & Loans                               --              --            --            --            --
Semiconductors                                --              --          19.2%         19.7%          0.6%
Software                                      --              --            --           4.4%          0.5%
Sovereign                                     --              --            --            --            --
Storage/Warehousing                           --              --            --            --           0.0%^
Telecommunications                            --              --           6.1%         32.9%          8.3%
Textiles                                      --              --            --            --           0.3%
Toys/Games/Hobbies                            --              --            --            --           0.2%
Transportation                                --              --            --            --           1.4%
Trucking & Leasing                            --              --            --            --            --
Water                                         --              --            --            --           0.3%


_______________________________
^ Amount is less than 0.05%.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 114-115 Spread

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

The investment concentrations for the Balanced Fund and Strategic Income Fund as a percentage of net assets, by industry, as of July 31, 2004, were as follows:

                                                             STRATEGIC
                                                BALANCED       INCOME
                                                  FUND          FUND
                                                ---------   -----------
Advertising                                        1.7%           --
Aerospace/Defense                                  1.0%           --
Auto Manufacturers                                 0.2%           --
Automobile ABS                                     4.7%           --
Banks                                              5.0%         14.8%
Beverages                                          1.2%           --
Cash Equivalents                                   6.2%          2.3%
Chemicals                                          1.9%           --
Closed-end Funds                                    --           8.6%
Commercial MBS                                     4.6%           --
Computers                                          3.0%           --
Cosmetics/Personal Care                            1.3%          0.3%
Credit Card ABS                                    0.5%          0.3%
Diversified Financial Services                     3.8%         22.6%
Electric                                           1.0%          6.6%
Electrical Components & Equipment                  1.5%           --
Entertainment                                       --           0.6%
Food                                               2.3%          2.1%
Forestry Products & Paper                           --           1.0%
Gas                                                 --           0.6%
Healthcare-Products                                3.3%           --
Holding Companies-Diversified                       --           0.6%
Home Furnishings                                    --           0.3%
Household Products/Wares                           1.9%           --


                                                BALANCED     STRATEGIC
                                                  FUND,     INCOME FUND,
                                                CONTINUED    CONTINUED
                                                ---------   ------------
Insurance                                          5.3%          5.6%
Internet                                           0.9%           --
Investment Companies                                --           0.2%
Machinery-Diversified                              1.3%           --
Media                                              1.8%          1.1%
Mining                                             1.3%           --
Miscellaneous Manufacturing                        3.0%          0.2%
Oil & Gas                                          4.6%           --
Oil & Gas Services                                 1.1%           --
Other ABS                                          4.0%           --
Pharmaceuticals                                    4.5%          1.4%
Pipelines                                          0.2%          0.6%
Regional (state/providence)                        0.3%           --
REITS                                               --          16.4%
Retail                                             4.4%          2.1%
Savings & Loans                                     --           0.4%
Semiconductors                                     1.5%           --
Software                                           5.2%           --
Sovereign                                         17.7%          5.1%
Telecommunications                                 3.8%          2.7%
TRAINS                                             1.2%          0.3%
Transportation                                     0.8%           --
WL Collateral CMO                                  2.8%          3.7%

The investment concentrations for the Bond Funds as a percentage of net assets, by industry, as of July 31, 2004, were as follows:


                                                                                U.S.
                                               INTERMEDIATE    SHORT TERM    GOVERNMENT
                                      BOND         BOND           BOND          BOND
                                      FUND         FUND           FUND          FUND
                                     ------    ------------    ----------    ----------
Auto Manufacturers                     0.5%        0.8%            --             --
Automobile ABS                         5.9%        1.5%           8.8%            --
Banks                                  7.9%       11.8%          12.0%            --
Beverages                               --         0.2%            --             --
Cash Equivalents                      10.4%       27.9%          37.8%           5.0%
Chemicals                               --         1.3%           0.2%            --
Commercial MBS                        10.6%       11.1%           4.5%            --
Commercial Services                    0.6%        0.2%            --             --
Computers                              0.2%         --            0.9%            --
Credit Card ABS                        7.7%        0.5%           2.6%            --
Development                             --          --            0.2%            --
Diversified Financial Services        17.6%       20.2%           8.2%            --
Electric                               2.0%        4.8%           1.3%            --
Food                                    --         0.5%           0.5%            --
Gas                                     --         0.7%           1.1%            --
General Obligation                     0.7%         --             --             --
Healthcare-Products                     --         0.3%            --             --
Insurance                              0.4%        0.1%           2.2%            --
Media                                  1.4%        2.0%           0.5%            --
Mining                                  --          --            0.4%            --
Miscellaneous Manufacturing             --         0.4%           0.1%            --
Oil & Gas                              0.8%        1.7%           1.5%            --
Other ABS                              5.8%        1.5%           1.7%            --
Pipelines                              0.5%        0.5%           0.5%            --
Regional(state/providence)             0.8%         --             --             --
REITS                                   --         0.1%            --             --
Savings & Loans                         --         1.1%           0.4%            --
Sovereign                             52.7%       31.8%          47.7%          99.2%
Telecommunications                     1.7%        1.3%           0.8%            --
TRAINS                                  --         2.2%            --             --
Transportation                         0.1%        0.3%            --             --
WL Collateral CMO                      4.2%        1.8%           1.9%            --


                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                          NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

The investment concentrations for the Municipal Bond Funds as a percentage of net assets, by industry, as of July 31, 2004, were as follows:

                                     INTERMEDIATE      OHIO       MICHIGAN
                        MUNICIPAL     MUNICIPAL      MUNICIPAL    MUNICIPAL
                          BOND           BOND          BOND         BOND
                          FUND           FUND          FUND         FUND
                        ---------    ------------    ---------    ---------
Airport                   12.8%          8.8%            --          2.8%
Cash Equivalents           0.4%          0.1%           1.3%         1.0%
Development                2.7%          6.6%           2.3%         3.1%
Education                  6.3%          2.2%           0.7%          --
Facilities                 1.7%          4.6%           5.9%         7.2%
General                    9.8%          7.0%           6.8%         7.7%
General Obligation        14.0%         15.4%          15.0%         4.5%
Higher Education           7.1%          2.6%          17.7%         8.7%
Housing                    2.0%          2.6%           2.5%         1.5%
Medical                    5.3%          4.8%          15.4%        15.4%
Nursing Homes               --            --             --          0.6%
Pollution                   --           0.4%           8.0%         3.4%
Power                       --           5.2%           5.8%         1.8%
School District           26.3%         15.9%           8.0%        25.2%
Single Family Housing      0.6%          1.9%           1.3%         2.5%
Student Loan               1.7%          4.8%            --          4.2%
Transportation             3.5%         10.3%           6.4%         6.7%
Utilities                  3.0%          5.5%           2.0%          --
Water                      1.7%          1.2%            --          3.0%


                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2004
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                                        SMALL CAP      MID CAP        QUALITY       LARGE CAP
                                                                         GROWTH        GROWTH         GROWTH          CORE
                                                                          FUND          FUND           FUND           FUND
                                                                        ---------     ---------     -----------     ---------
ASSETS:
Investments, at cost                                                    $ 249,517     $ 385,716     $ 1,049,002     $ 106,213
Net unrealized appreciation                                                37,329        48,948         103,863         9,064
                                                                        ---------     ---------     -----------     ---------
Investments, at value                                                     286,846       434,664       1,152,865       115,277
Repurchase agreements, at cost                                                 --        26,081              --         7,570
                                                                        ---------     ---------     -----------     ---------
    Total Investments                                                     286,846       460,745       1,152,865       122,847
Cash                                                                           --             1              --             7
Interest, dividends and other receivables                                      10            66             428           151
Receivable for investments sold                                             3,036            --          44,305            --
Receivable for Fund shares sold                                                 3             1              97            --
Receivable for variation margin on futures contracts                           14            --              --             5
Receivable from Advisor and affiliates                                         --            --              --             1
Prepaid expenses and other assets                                              23            49              60            12
                                                                        ---------     ---------     -----------     ---------
    Total Assets                                                          289,932       460,862       1,197,755       123,023
                                                                        ---------     ---------     -----------     ---------
LIABILITIES:
Payable to Custodian                                                          322            --             458            --
Payable for investments purchased                                             409         5,541          40,663            --
Payable for securities loaned                                              35,821        60,172          20,601         6,081
Payable for Fund shares redeemed                                               39            20             292            96
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                         162           286             815            74
    Distribution and administrative services fees                               8            19              74             6
    Other                                                                      44            31              82            30
                                                                        ---------     ---------     -----------     ---------
    Total Liabilities                                                      36,805        66,069          62,985         6,287
                                                                        ---------     ---------     -----------     ---------
NET ASSETS:
Paid-in Capital                                                           171,065       371,123       1,179,153       151,517
Accumulated net investment income (loss)                                      (14)           --              --            39
Accumulated net realized gain/(loss) from investment
    transactions, option contracts and futures                             44,812       (25,278)       (148,246)      (43,889)
Net unrealized appreciation on investments and futures                     37,264        48,948         103,863         9,069
                                                                        ---------     ---------     -----------     ---------
    Net Assets                                                          $ 253,127     $ 394,793     $ 1,134,770     $ 116,736
                                                                        =========     =========     ===========     =========
Market value of securities loaned                                       $  30,568     $  58,911     $    20,233     $   5,953
                                                                        =========     =========     ===========     =========
Net Assets:
    Institutional Shares                                                $ 223,439     $ 335,815     $   882,256     $  90,222
    Class A Shares                                                         25,921        49,586         220,904        25,573
    Class B Shares                                                          1,784         6,730          20,947           783
    Class C Shares                                                            810         1,700           7,536           158
    Advisor Shares                                                          1,173           962           3,127            NA
    Select Shares                                                              NA            NA              NA            NA
    Preferred Shares                                                           NA            NA              NA            NA
    Trust Shares                                                               NA            NA              NA            NA
                                                                        ---------     ---------     -----------     ---------
    Total                                                               $ 253,127     $ 394,793     $ 1,134,770     $ 116,736
                                                                        =========     =========     ===========     =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares
authorized, no par value):
    Institutional Shares                                                   14,430        25,907          60,375         6,833
    Class A Shares                                                          1,707         3,898          15,362         1,961
    Class B Shares                                                            119           544           1,498            60
    Class C Shares                                                             54           142             553            12
    Advisor Shares                                                             77            76             219            NA
    Select Shares                                                              NA            NA              NA            NA
    Preferred Shares                                                           NA            NA              NA            NA
    Trust Shares                                                               NA            NA              NA            NA
                                                                        ---------     ---------     -----------     ---------
    Total                                                                  16,387        30,567          78,007         8,866
                                                                        =========     =========     ===========     =========
Net Asset Value
Institutional Shares                                                    $   15.48     $   12.96     $     14.61     $   13.20
                                                                        =========     =========     ===========     =========
    Class A Shares-redemption price per share                           $   15.18     $   12.72     $     14.38     $   13.04
                                                                        =========     =========     ===========     =========
    Class B Shares-offering price per share*                            $   15.02     $   12.38     $     13.99     $   13.08
                                                                        =========     =========     ===========     =========
    Class C Shares-offering price per share*                            $   15.03     $   11.94     $     13.63     $   13.08
                                                                        =========     =========     ===========     =========
    Advisor Shares                                                      $   15.25     $   12.65     $     14.29            NA
                                                                        =========     =========     ===========     =========
    Select Shares                                                              NA            NA              NA            NA
                                                                        =========     =========     ===========     =========
    Preferred Shares                                                           NA            NA              NA            NA
                                                                        =========     =========     ===========     =========
    Trust Shares                                                               NA            NA              NA            NA
                                                                        =========     =========     ===========     =========
Maximum sales charge-Class A Shares                                          5.00%         5.00%           5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                    $   15.98     $   13.39     $     15.14     $   13.73
                                                                        =========     =========     ===========     =========




                                                                         EQUITY                      MICRO CAP      SMALL CAP
                                                                          INDEX        BALANCED        VALUE          VALUE
                                                                           FUND          FUND          FUND           FUND
                                                                        ---------     ---------     -----------     ---------
ASSETS:
Investments, at cost                                                    $ 334,979     $ 202,528     $   167,603     $  91,168
Net unrealized appreciation                                               235,411         8,636          63,489         5,737
                                                                        ---------     ---------     -----------     ---------
Investments, at value                                                     570,390       211,164         231,092        96,905
Repurchase agreements, at cost                                              3,092            --          16,836        17,525
                                                                        ---------     ---------     -----------     ---------
    Total Investments                                                     573,482       211,164         247,928       114,430
Cash                                                                           --            --           3,100             1
Interest, dividends and other receivables                                     710           445             142            71
Receivable for investments sold                                                --           497           1,209         1,074
Receivable for Fund shares sold                                                15             7              --            35
Receivable for variation margin on futures contracts                           15            --              --            --
Receivable from Advisor and affiliates                                         11            --              --            --
Prepaid expenses and other assets                                              47            47              51             9
                                                                        ---------     ---------     -----------     ---------
    Total Assets                                                          574,280       212,160         252,430       115,620
                                                                        ---------     ---------     -----------     ---------
LIABILITIES:
Payable to Custodian                                                           12            --              --            --
Payable for investments purchased                                              --        15,232             640         3,171
Payable for securities loaned                                              39,342         6,089              --            --
Payable for Fund shares redeemed                                              105           113             247             7
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                          57           136             221           126
    Distribution and administrative services fees                              61            31              20             2
    Other                                                                      44            22              27            23
                                                                        ---------     ---------     -----------     ---------
    Total Liabilities                                                      39,621        21,623           1,155         3,329
                                                                        ---------     ---------     -----------     ---------
NET ASSETS:
Paid-in Capital                                                           361,150       241,344         173,084        95,751
Accumulated net investment income (loss)                                      416           204              --            --
Accumulated net realized gain/(loss) from investment
         transactions, option contracts and futures                       (62,233)      (59,647)         14,702        10,803
Net unrealized appreciation on investments and futures                    235,326         8,636          63,489         5,737
                                                                        ---------     ---------     -----------     ---------
    Net Assets                                                          $ 534,659     $ 190,537     $   251,275     $ 112,291
                                                                        =========     =========     ===========     =========
Market value of securities loaned                                       $  38,424     $   5,962     $        --     $      --
                                                                        =========     =========     ===========     =========
Net Assets:
    Institutional Shares                                                $ 193,734     $  98,282     $   155,798     $ 107,344
    Class A Shares                                                         72,944        74,231          41,402         2,277
    Class B Shares                                                          3,776        13,117           6,937           503
    Class C Shares                                                          1,990         4,731           5,624           561
    Advisor Shares                                                          1,296           176          41,514         1,606
    Select Shares                                                          14,315            NA              NA            NA
    Preferred Shares                                                      165,845            NA              NA            NA
    Trust Shares                                                           80,759            NA              NA            NA
                                                                        ---------     ---------     -----------     ---------
    Total                                                               $ 534,659     $ 190,537     $   251,275     $ 112,291
                                                                        =========     =========     ===========     =========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares
authorized, no par value):
    Institutional Shares                                                    9,219         8,189          15,102         5,365
    Class A Shares                                                          3,483         6,222           4,083           114
    Class B Shares                                                            181         1,112             697            25
    Class C Shares                                                             95           402             565            28
    Advisor Shares                                                             62            15           4,115            81
    Select Shares                                                             682            NA              NA            NA
    Preferred Shares                                                        7,894            NA              NA            NA
    Trust Shares                                                            3,844            NA              NA            NA
                                                                        ---------     ---------     -----------     ---------
    Total                                                                  25,460        15,940          24,562         5,613
                                                                        =========     =========     ===========     =========
Net Asset Value
Institutional Shares                                                    $   21.01     $   12.00     $     10.32     $   20.01
                                                                        =========     =========     ===========     =========
    Class A Shares-redemption price per share                           $   20.94     $   11.93     $     10.14     $   19.95
                                                                        =========     =========     ===========     =========
    Class B Shares-offering price per share*                            $   20.83     $   11.80     $      9.96     $   19.76
                                                                        =========     =========     ===========     =========
    Class C Shares-offering price per share*                            $   20.84     $   11.78     $      9.96     $   19.74
                                                                        =========     =========     ===========     =========
    Advisor Shares                                                      $   20.92     $   11.91     $     10.09     $   19.89
                                                                        =========     =========     ===========     =========
    Select Shares                                                       $   21.00            NA              NA            NA
                                                                        =========     =========     ===========     =========
    Preferred Shares                                                    $   21.01            NA              NA            NA
                                                                        =========     =========     ===========     =========
    Trust Shares                                                        $   21.01            NA              NA            NA
                                                                        =========     =========     ===========     =========
Maximum sales charge-Class A Shares                                          5.00%         5.00%           5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                    $   22.04     $   12.56     $     10.67     $   21.00
                                                                        =========     =========     ===========     =========




                                                                                     DISCIPLINED
                                                                        MULTI CAP     LARGE CAP      LIFEMODEL
                                                                          VALUE         VALUE       AGGRESSIVE
                                                                           FUND          FUND        FUND SM
                                                                        ---------     ---------     -----------
ASSETS:
Investments, at cost                                                    $ 259,754     $ 579,934     $    94,255
Net unrealized appreciation                                                68,644       100,229          10,183
                                                                        ---------     ---------     -----------
Investments, at value                                                     328,398       680,163         104,438
Repurchase agreements, at cost                                             35,442        27,886              --
                                                                        ---------     ---------     -----------
    Total Investments                                                     363,840       708,049         104,438#
Cash                                                                            1             1              --
Interest, dividends and other receivables                                     265         1,183               1
Receivable for investments sold                                                --        17,182              --
Receivable for Fund shares sold                                                65            38              56
Receivable for variation margin on futures contracts                           --            --              --
Receivable from Advisor and affiliates                                         --            --               4
Prepaid expenses and other assets                                              23            45              10
                                                                        ---------     ---------     -----------
    Total Assets                                                          364,194       726,498         104,509
                                                                        ---------     ---------     -----------
LIABILITIES:
Payable to Custodian                                                           --            --              --
Payable for investments purchased                                              --        17,469              --
Payable for securities loaned                                              32,521        47,987              --
Payable for Fund shares redeemed                                              328            39             120
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                         291           463               6
    Distribution and administrative services fees                              43            10              20
    Other                                                                      25            33               7
                                                                        ---------     ---------     -----------
    Total Liabilities                                                      33,208        66,001             153
                                                                        ---------     ---------     -----------
NET ASSETS:
Paid-in Capital                                                           252,522       548,218          93,718
Accumulated net investment income (loss)                                       --           492              --
Accumulated net realized gain/(loss) from investment
    transactions, option contracts and futures                              9,820        11,558             455
Net unrealized appreciation on investments and futures                     68,644       100,229          10,183
                                                                        ---------     ---------     -----------
    Net Assets                                                          $ 330,986     $ 660,497     $   104,356
                                                                        =========     =========     ===========
Market value of securities loaned                                       $  31,754     $  46,739     $        --
                                                                        =========     =========     ===========
Net Assets:
    Institutional Shares                                                $ 235,228     $ 632,120     $    52,085
    Class A Shares                                                         33,156        21,738          38,249
    Class B Shares                                                         18,795         4,807          12,106
    Class C Shares                                                          3,824         1,832           1,916
    Advisor Shares                                                         39,983            NA              NA
    Select Shares                                                              NA            NA              NA
    Preferred Shares                                                           NA            NA              NA
    Trust Shares                                                               NA            NA              NA
                                                                        ---------     ---------     -----------
    Total                                                               $ 330,986     $ 660,497     $   104,356
                                                                        =========     =========     ===========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares
authorized, no par value):
    Institutional Shares                                                   10,416        46,740           4,170
    Class A Shares                                                          1,483         1,610           3,072
    Class B Shares                                                            857           353             984
    Class C Shares                                                            174           137             156
    Advisor Shares                                                          1,794            NA              NA
    Select Shares                                                              NA            NA              NA
    Preferred Shares                                                           NA            NA              NA
    Trust Shares                                                               NA            NA              NA
                                                                        ---------     ---------     -----------
    Total                                                                  14,724        48,840           8,382
                                                                        =========     =========     ===========
Net Asset Value
Institutional Shares                                                    $   22.58     $   13.52     $     12.49
                                                                        =========     =========     ===========
    Class A Shares-redemption price per share                           $   22.36     $   13.50     $     12.45
                                                                        =========     =========     ===========
    Class B Shares-offering price per share*                            $   21.94     $   13.61     $     12.30
                                                                        =========     =========     ===========
    Class C Shares-offering price per share*                            $   21.93     $   13.40     $     12.30
                                                                        =========     =========     ===========
    Advisor Shares                                                      $   22.29            NA              NA
                                                                        =========     =========     ===========
    Select Shares                                                              NA            NA              NA
                                                                        =========     =========     ===========
    Preferred Shares                                                           NA            NA              NA
                                                                        =========     =========     ===========
    Trust Shares                                                               NA            NA              NA
                                                                        =========     =========     ===========
Maximum sales charge-Class A Shares                                          5.00%        5.00%            5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                    $   23.54     $   14.21     $     13.11
                                                                        =========     =========     ===========


_______________________
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.
#  Represents investments in affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 118-119 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2004
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                                        LIFEMODEL                   LIFEMODEL
                                                                        MODERATELY    LIFEMODEL     MODERATELY    LIFEMODEL
                                                                        AGGRESSIVE     MODERATE    CONSERVATIVE  CONSERVATIVE
                                                                         FUND SM       FUND SM       FUND SM       FUND SM
                                                                        ----------    ----------    ----------    ----------
ASSETS:
Investments, at cost                                                    $  206,485    $  449,438    $   98,278    $   53,755
Net unrealized appreciation/(depreciation)                                  18,063         8,199         5,532           950
                                                                        ----------    ----------    ----------    ----------
Investments, at value                                                      224,548       457,637       103,810        54,705
Repurchase agreements, at cost                                                  --            --            --            --
                                                                        ----------    ----------    ----------    ----------
    Total Investments                                                      224,548#      457,637#      103,810#       54,705#
Cash                                                                            --            --            --            --^
Foreign currency, at value (cost $0, $0, $0, $0, $0, $0, $0, $12,037,
    $0, $0 and $0, respectively)                                                --            --            --            --
Interest, dividends and other receivables                                        3             4             1            --^
Receivable for investments sold                                                 --            --            --            --
Receivable for Fund shares sold                                                215           146            54            75
Receivable for forward foreign currency contracts                               --            --            --            --
Receivable for variation margin on futures contracts                            --            --            --            --
Reclaims receivable                                                             --            --            --            --
Receivable from Advisor and affiliates                                           8            15             4             3
Prepaid expenses and other assets                                               20            14            10            12
                                                                        ----------    ----------    ----------    ----------
    Total Assets                                                           224,794       457,816       103,879        54,795
                                                                        ----------    ----------    ----------    ----------
LIABILITIES:
Payable to Custodian                                                            --            --            --            --
Distributions payable                                                           --            --            --            --
Payable for investments purchased                                               --            --            --            --
Payable for securities loaned                                                   --            --            --            --
Payable for Fund shares redeemed                                                25           140           189            16
Payable for forward foreign currency contracts                                  --            --            --            --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                           12            25             6             3
    Distribution and administrative services fees                               60            57            30            21
    Other                                                                       12            26             8             6
                                                                        ----------    ----------    ----------    ----------
    Total Liabilities                                                          109           248           233            46
                                                                        ----------    ----------    ----------    ----------
NET ASSETS:
Paid-in Capital                                                            205,452       448,297        97,403        53,391
Accumulated net investment income (loss)                                        82           487           128            93
Accumulated net realized gain/(loss) from investment
    transactions, futures and foreign currency                               1,088           585           583           315
Net unrealized appreciation/(depreciation) on investments,
    futures and foreign currency                                            18,063         8,199         5,532           950
                                                                        ----------    ----------    ----------    ----------
    Net Assets                                                          $  224,685    $  457,568    $  103,646    $   54,749
                                                                        ==========    ==========    ==========    ==========
Market value of securities loaned                                       $       --    $       --    $       --    $       --
                                                                        ==========    ==========    ==========    ==========
Net Assets:
    Institutional Shares                                                $   82,264    $  315,055    $   38,097    $   14,201
    Class A Shares                                                          94,739        98,293        40,851        20,461
    Class B Shares                                                          39,636        36,778        21,122        13,524
    Class C Shares                                                           8,046         7,442         3,576         6,563
    Advisor Shares                                                              NA            NA            NA            NA
                                                                        ----------    ----------    ----------    ----------
    Total                                                               $  224,685    $  457,568    $  103,646    $   54,749
                                                                        ==========    ==========    ==========    ==========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
    Institutional Shares                                                     6,590        27,225         3,478         1,332
    Class A Shares                                                           7,600         8,504         3,736         1,923
    Class B Shares                                                           3,192         3,196         1,938         1,274
    Class C Shares                                                             648           647           328           619
    Advisor Shares                                                              NA            NA            NA            NA
                                                                        ----------    ----------    ----------    ----------
    Total                                                                   18,030        39,572         9,480         5,148
                                                                        ==========    ==========    ==========    ==========

Net Asset Value
    Institutional Shares                                                $    12.48    $    11.57    $    10.95    $    10.66
                                                                        ==========    ==========    ==========    ==========
    Class A Shares-redemption price per share                           $    12.47    $    11.56    $    10.93    $    10.64
                                                                        ==========    ==========    ==========    ==========
    Class B Shares-offering price per share*                            $    12.42    $    11.51    $    10.90    $    10.61
                                                                        ==========    ==========    ==========    ==========
    Class C Shares-offering price per share*                            $    12.41    $    11.51    $    10.90    $    10.61
                                                                        ==========    ==========    ==========    ==========
    Advisor Shares                                                              NA            NA            NA            NA
                                                                        ==========    ==========    ==========    ==========
Maximum sales charge-Class A Shares                                           5.00%         5.00%         5.00%         5.00%
Maximum Offering Price (100%/(100%-Maximum sales charge)
    of net asset value adjusted to the nearest cent) per share
    (Class A Shares)                                                    $    13.13    $    12.17    $    11.51    $    11.20
                                                                        ==========    ==========    ==========    ==========




                                                                        STRATEGIC        SELECT                    INTERNATIONAL
                                                                          INCOME         STOCK        TECHNOLOGY       EQUITY
                                                                           FUND           FUND           FUND           FUND
                                                                        ----------     ----------     ----------     ----------
ASSETS:
Investments, at cost                                                    $  165,793     $   16,650     $   54,246     $  393,544
Net unrealized appreciation/(depreciation)                                   2,683            799         (1,888)       (30,500)
                                                                        ----------     ----------     ----------     ----------
Investments, at value                                                      168,476         17,449         52,358        363,044
Repurchase agreements, at cost                                               3,974            219            169         17,779
                                                                        ----------     ----------     ----------     ----------
    Total Investments                                                      172,450         17,668         52,527        380,823
Cash                                                                             1              1             --          3,767
Foreign currency, at value (cost $0, $0, $0, $0, $0, $0, $0, $12,037,
    $0, $0 and $0, respectively)                                                --             --             --         11,827
Interest, dividends and other receivables                                    1,036              9              1            283
Receivable for investments sold                                                 --          1,206          3,488             --
Receivable for Fund shares sold                                                 32              4              6              3
Receivable for forward foreign currency contracts                               --             --             --            424
Receivable for variation margin on futures contracts                            --             --             --            136
Reclaims receivable                                                             --             --             --            166
Receivable from Advisor and affiliates                                          --             10              2              6
Prepaid expenses and other assets                                               24             29             41             67
                                                                        ----------     ----------     ----------     ----------
    Total Assets                                                           173,543         18,927         56,065        397,502
                                                                        ----------     ----------     ----------     ----------
LIABILITIES:
Payable to Custodian                                                            --             --             46             --
Distributions payable                                                          609             --             --             --
Payable for investments purchased                                              810          1,324          3,339             --
Payable for securities loaned                                                   --             --          4,497         34,935
Payable for Fund shares redeemed                                               294              4              8             41
Payable for forward foreign currency contracts                                  --             --             --            606
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                          151             13             44            324
    Distribution and administrative services fees                               51              3              5             11
    Other                                                                       10              5              8             26
                                                                        ----------     ----------     ----------     ----------
    Total Liabilities                                                        1,925          1,349          7,947         35,943
                                                                        ----------     ----------     ----------     ----------
NET ASSETS:
Paid-in Capital                                                            169,474         34,567        101,920        441,767
Accumulated net investment income (loss)                                      (169)            --             --          4,002
Accumulated net realized gain/(loss) from investment
    transactions, futures and foreign currency                                (370)       (17,788)       (51,914)       (52,202)
Net unrealized appreciation/(depreciation) on investments,
    futures and foreign currency                                             2,683            799         (1,888)       (32,008)
                                                                        ----------     ----------     ----------     ----------
    Net Assets                                                          $  171,618     $   17,578     $   48,118     $  361,559
                                                                        ==========     ==========     ==========     ==========
Market value of securities loaned                                       $       --     $       --     $    3,509     $   34,106
                                                                        ==========     ==========     ==========     ==========
Net Assets:
    Institutional Shares                                                $   90,995     $    7,166     $   37,573     $  324,852
    Class A Shares                                                             954          9,391          7,105         22,999
    Class B Shares                                                             389            441          1,436            793
    Class C Shares                                                          39,298            580          1,757            555
    Advisor Shares                                                          39,982             NA            247         12,360
                                                                        ----------     ----------     ----------     ----------
    Total                                                               $  171,618     $   17,578     $   48,118     $  361,559
                                                                        ==========     ==========     ==========     ==========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
    Institutional Shares                                                     8,163            375          4,439         34,859
    Class A Shares                                                              86            499            848          2,465
    Class B Shares                                                              35             24            176             86
    Class C Shares                                                           3,555             32            217             62
    Advisor Shares                                                           3,596             NA             30          1,328
                                                                        ----------     ----------     ----------     ----------
    Total                                                                   15,435            930          5,710         38,800
                                                                        ==========     ==========     ==========     ==========

Net Asset Value
    Institutional Shares                                                $    11.15     $    19.10     $     8.46     $     9.32
                                                                        ==========     ==========     ==========     ==========
    Class A Shares-redemption price per share                           $    11.12     $    18.82     $     8.38     $     9.33
                                                                        ==========     ==========     ==========     ==========
    Class B Shares-offering price per share*                            $    11.12     $    18.51     $     8.14     $     9.23
                                                                        ==========     ==========     ==========     ==========
    Class C Shares-offering price per share*                            $    11.05     $    18.01     $     8.11     $     8.99
                                                                        ==========     ==========     ==========     ==========
    Advisor Shares                                                      $    11.12             NA     $     8.31     $     9.31
                                                                        ==========     ==========     ==========     ==========
Maximum sales charge-Class A Shares                                           5.00%          5.00%          5.00%          5.00%
Maximum Offering Price (100%/(100%-Maximum sales
    charge) of net asset value adjusted to the nearest cent)
    per share (Class A Shares)
                                                                        $    11.71     $    19.81     $     8.82     $     9.82
                                                                        ==========     ==========     ==========     ==========




                                                                                            INTERMEDIATE    SHORT TERM
                                                                                 BOND           BOND           BOND
                                                                                 FUND           FUND           FUND
                                                                              ----------     ----------     ----------
ASSETS:
Investments, at cost                                                          $  401,311     $  904,619     $  713,928
Net unrealized appreciation/(depreciation)                                         4,504          6,430         (2,501)
                                                                              ----------     ----------     ----------
Investments, at value                                                            405,815        911,049        711,427
Repurchase agreements, at cost                                                        --             --             --
                                                                              ----------     ----------     ----------
    Total Investments                                                            405,815        911,049        711,427
Cash                                                                                  --             44             --
Foreign currency, at value (cost $0, $0, $0, $0, $0, $0, $0, $12,037,
        $0, $0 and $0, respectively)                                                  --             --             --
Interest, dividends and other receivables                                          1,634          7,423          4,013
Receivable for investments sold                                                    1,535             --          7,561
Receivable for Fund shares sold                                                       24             --             25
Receivable for forward foreign currency contracts                                     --             --             --
Receivable for variation margin on futures contracts                                  --             --             --
Reclaims receivable                                                                   --             --             --
Receivable from Advisor and affiliates                                                 4              5              3
Prepaid expenses and other assets                                                     48             41             22
                                                                              ----------     ----------     ----------
    Total Assets                                                                 409,060        918,562        723,051
                                                                              ----------     ----------     ----------
LIABILITIES:
Payable to Custodian                                                                  --             --             --
Distributions payable                                                                 --             --             --
Payable for investments purchased                                                 83,645            879          7,215
Payable for securities loaned                                                     18,961        197,705        190,915
Payable for Fund shares redeemed                                                      48            103            585
Payable for forward foreign currency contracts                                        --             --             --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                                165            358            239
    Distribution and administrative services fees                                     10             10              7
    Other                                                                             31             61             31
                                                                              ----------     ----------     ----------
    Total Liabilities                                                            102,860        199,116        198,992
                                                                              ----------     ----------     ----------
NET ASSETS:
Paid-in Capital                                                                  305,211        742,858        540,021
Accumulated net investment income (loss)                                              49            194             72
Accumulated net realized gain/(loss) from investment
    transactions, futures and foreign currency                                    (3,564)       (30,036)       (13,533)
Net unrealized appreciation/(depreciation) on investments,
    futures and foreign currency                                                   4,504          6,430         (2,501)
                                                                              ----------     ----------     ----------
    Net Assets                                                                $  306,200     $  719,446     $  524,059
                                                                              ==========     ==========     ==========
Market value of securities loaned                                             $   16,966     $  191,548     $  184,465
                                                                              ==========     ==========     ==========
Net Assets:
    Institutional Shares                                                      $  277,706     $  676,344     $  495,271
    Class A Shares                                                                22,559         37,500         28,262
    Class B Shares                                                                 4,512          3,982             NA
    Class C Shares                                                                   768          1,620            526
    Advisor Shares                                                                   655             NA             NA
                                                                              ----------     ----------     ----------
    Total                                                                     $  306,200     $  719,446     $  524,059
                                                                              ==========     ==========     ==========
Shares of Beneficial Interest Outstanding
(Unlimited number of shares
authorized, no par value):
    Institutional Shares                                                          27,703         68,108         51,775
    Class A Shares                                                                 2,252          3,768          2,957
    Class B Shares                                                                   450            402             NA
    Class C Shares                                                                    77            163             55
    Advisor Shares                                                                    65             NA             NA
                                                                              ----------     ----------     ----------
    Total                                                                         30,547         72,441         54,787
                                                                              ==========     ==========     ==========

Net Asset Value
    Institutional Shares                                                      $    10.02     $     9.93     $     9.57
                                                                              ==========     ==========     ==========
    Class A Shares-redemption price per share                                 $    10.02     $     9.95     $     9.56
                                                                              ==========     ==========     ==========
    Class B Shares-offering price per share*                                  $    10.02     $     9.90             NA
                                                                              ==========     ==========     ==========
    Class C Shares-offering price per share*                                  $    10.02     $     9.92     $     9.56
                                                                              ==========     ==========     ==========
    Advisor Shares                                                            $    10.02             NA             NA
                                                                              ==========     ==========     ==========
Maximum sales charge-Class A Shares                                                 4.75%          3.50%          3.50%
Maximum Offering Price (100%/(100%-Maximum sales                              ==========     ==========     ==========
    charge) of net asset value adjusted to the nearest cent)
    per share (Class A Shares)
                                                                              $    10.52     $    10.31     $     9.91
                                                                              ==========     ==========     ==========

____________________________
* Redemption price per share varies by length of time shares are held. ^ Represents fewer than five hundred dollars.
#  Represents investments in affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 120-121 Spread

FIFTH THIRD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2004
(AMOUNTS IN THOUSANDS EXCEPT PER SHARE AMOUNTS)
--------------------------------------------------------------------------------



                                                                    U.S.                   INTERMEDIATE      OHIO       MICHIGAN
                                                                 GOVERNMENT    MUNICIPAL    MUNICIPAL     MUNICIPAL     MUNICIPAL
                                                                    BOND         BOND          BOND          BOND         BOND
                                                                    FUND         FUND          FUND          FUND         FUND
                                                                 ----------    ---------    ----------    ----------    ---------
ASSETS:
Investments, at cost                                             $   82,159    $  57,117    $  249,709    $  155,391    $ 113,737
Net unrealized appreciation                                             377        4,622        11,200         5,449        1,470
                                                                 ----------    ---------    ----------    ----------    ---------
    Total Investments                                                82,536       61,739       260,909       160,840      115,207
Cash                                                                     15           --            --            --           --
Interest, dividends and other receivables                               718          742         2,648         1,698        1,321
Receivable for investments sold                                          --           --         2,882            --           --
Receivable from Advisor and affiliates                                   --            2             3            --            2
Prepaid expenses and other assets                                        34           16            35            26            9
                                                                 ----------    ---------    ----------    ----------    ---------
    Total Assets                                                     83,303       62,499       266,477       162,564      116,539
                                                                 ----------    ---------    ----------    ----------    ---------
LIABILITIES:
Payable for investments purchased                                     4,033           --         5,180            --          451
Payable for Fund shares redeemed                                         --           33            --           110           --
Accrued expenses and other payables:
    Payable to Advisor and affiliates                                    32           32           131            80           49
    Distribution and administrative services fees                        10            2             2            13            4
    Other                                                                 7            8            24            14           12
                                                                 ----------    ---------    ----------    ----------    ---------
    Total Liabilities                                                 4,082           75         5,337           217          516
                                                                 ----------    ---------    ----------    ----------    ---------
NET ASSETS:
Paid-in Capital                                                      79,197       55,521       247,517       155,814      114,555
Accumulated net investment income                                        47           10            96            25            8
Accumulated net realized gain/(loss) from
    investment transactions                                            (400)       2,271         2,327         1,059          (10)
Net unrealized appreciation on investments                              377        4,622        11,200         5,449        1,470
                                                                 ----------    ---------    ----------    ----------    ---------
    Net Assets                                                   $   79,221    $  62,424    $  261,140    $  162,347    $ 116,023
                                                                 ==========    =========    ==========    ==========    =========
Net Assets:
    Institutional Shares                                         $   43,820    $  57,638    $  255,026    $  126,343    $ 105,361
    Class A Shares                                                   31,146        2,462         4,479        26,962        7,294
    Class B Shares                                                       NA        1,528         1,269         4,714        1,574
    Class C Shares                                                    4,255          363           366         4,328        1,794
    Advisor Shares                                                       NA          433            NA            NA           NA
                                                                 ----------    ---------    ----------    ----------    ---------
    Total                                                        $   79,221    $  62,424    $  261,140    $  162,347    $ 116,023
                                                                 ==========    =========    ==========    ==========    =========

Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value):
    Institutional Shares                                              4,332        5,545        24,211        12,166       10,355
    Class A Shares                                                    3,075          236           425         2,596          718
    Class B Shares                                                       NA          147           121           463          155
    Class C Shares                                                      423           35            35           418          177
    Advisor Shares                                                       NA           42            NA            NA           NA
                                                                 ----------    ---------    ----------    ----------    ---------
    Total                                                             7,830        6,005        24,792        15,643       11,405
                                                                 ==========    =========    ==========    ==========    =========

Net Asset Value
    Institutional Shares                                         $    10.12    $   10.40    $    10.53    $    10.39    $   10.17
                                                                 ==========    =========    ==========    ==========    =========
    Class A Shares-redemption price per share                    $    10.13    $   10.43    $    10.54    $    10.39    $   10.16
                                                                 ==========    =========    ==========    ==========    =========
    Class B Shares-offering price per share*                             NA    $   10.37    $    10.51    $    10.18    $   10.16
                                                                 ==========    =========    ==========    ==========    =========
    Class C Shares-offering price per share*                     $    10.05    $   10.38    $    10.53    $    10.35    $   10.16
                                                                 ==========    =========    ==========    ==========    =========
    Advisor Shares                                                       NA    $   10.39            NA            NA           NA
                                                                 ==========    =========    ==========    ==========    =========
Maximum sales charge-Class A Shares                                    4.75%        4.75%         3.50%         4.75%        4.75%
Maximum Offering Price (100%/(100%-Maximum sales
    charge) of net asset value adjusted to the nearest cent)
    per share (Class A Shares)                                   $    10.64    $   10.95    $    10.92    $    10.91    $   10.67
                                                                 ==========    =========    ==========    ==========    =========


____________________
*  Redemption price per share varies by length of time shares are held.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FIFTH THIRD FUNDS
                                                        STATEMENTS OF OPERATIONS
                                                FOR THE YEAR ENDED JULY 31, 2004
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                    SMALL CAP     MID CAP      QUALITY     LARGE CAP     EQUITY
                                                     GROWTH       GROWTH       GROWTH        CORE         INDEX
                                                      FUND         FUND         FUND         FUND       FUND (a)
                                                    ---------    ---------    ---------    ---------    ---------
INVESTMENT INCOME:
Interest income                                     $      18    $      26    $      10    $       3    $       2
Dividend income                                           738        1,551        9,581        2,597        9,836
Income from securities lending                            201           89           45            3           18
                                                    ---------    ---------    ---------    ---------    ---------
    Total Investment Income                               957        1,666        9,636        2,603        9,856
                                                    ---------    ---------    ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                2,397        3,295        9,282        1,037        1,745
Administrative fees                                       593          713        2,008          256        1,007
Distribution services fees-Class A Shares                  66          129          602           65          159
Distribution services fees-Class B Shares                  18           69          225            7           33
Distribution services fees-Class C Shares                   6           13           66            1           14
Distribution services fees-Advisor Shares                   5            4           13           NA            4
Administrative services fees-Class C Shares                 2            4           22           --^           5
Administrative services fees-Select Shares                 NA           NA           NA           NA            6
Administrative services fees-Preferred Shares              NA           NA           NA           NA          172
Administrative services fees-Trust Shares                  NA           NA           NA           NA          172
Accounting fees                                           121          130          244           71          201
Registration and filing fees                               20           25           35           18           27
Transfer and dividend disbursing agent fees               136          163          439           78          218
Custody fees                                               42           32           49           33           60
Trustees' fees and expenses                                 7            7           20            3           10
Other expenses                                            107          114          337           43          214
                                                    ---------    ---------    ---------    ---------    ---------
    Total expenses                                      3,520        4,698       13,342        1,612        4,047
                                                    ---------    ---------    ---------    ---------    ---------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                         --           --           --         (179)      (2,082)
                                                    ---------    ---------    ---------    ---------    ---------
    Net Expenses                                        3,520        4,698       13,342        1,433        1,965
                                                    ---------    ---------    ---------    ---------    ---------

    Net Investment Income/(Loss)                       (2,563)      (3,032)      (3,706)       1,170        7,891
                                                    ---------    ---------    ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES)
    FROM INVESTMENTS, OPTIONS AND FUTURES:
Net realized gains/(losses) on investment
    transactions and option contracts                 122,151+      18,823       (1,831)      13,266       27,907
Net realized gains on futures transactions              1,907           --           --          629        1,865
Change in unrealized appreciation/depreciation
    on investments, options and futures               (79,194)      14,211       28,290        4,314       35,942
                                                    ---------    ---------    ---------    ---------    ---------

Net realized and unrealized gains on investments,
    options and futures                                44,864       33,034       26,459       18,209       65,714
                                                    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations      $  42,301    $  30,002    $  22,753    $  19,379    $  73,605
                                                    =========    =========    =========    =========    =========

__________________________
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars.
+   Includes realized losses from option contracts in the amount of $18.

                        SEE NOTES TO FINANCIAL STATEMENTS

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                            MICRO CAP    SMALL CAP    MULTI CAP
                                                                BALANCED      VALUE        VALUE        VALUE
                                                                  FUND        FUND         FUND         FUND
                                                                ---------   ---------    ---------    ---------
INVESTMENT INCOME:
Interest income                                                 $   3,024   $     360    $      38    $     312
Dividend income                                                     2,280       2,214          873        4,498
Income from securities lending                                         18          --           --           71
                                                                ---------   ---------    ---------    ---------
    Total Investment Income                                         5,322       2,574          911        4,881
                                                                ---------   ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                            1,946       2,375          801        3,067
Administrative fees                                                   421         411          154          531
Distribution services fees-Class A Shares                             203          99            3           72
Distribution services fees-Class B Shares                             140          65            3          172
Distribution services fees-Class C Shares                              43          31            3           23
Distribution services fees-Advisor Shares                               1         197            4          209
Administrative services fees-Class C Shares                            14          10            1            8
Accounting fees                                                       103          94          107          107
Registration and filing fees                                           26          23           10           13
Transfer and dividend disbursing agent fees                           130         137           82          141
Custody fees                                                           35          44           75           32
Trustees' fees and expenses                                             4           4            2            5
Other expenses                                                         89          83           17           93
                                                                ---------   ---------    ---------    ---------
    Total expenses                                                  3,155       3,573        1,262        4,473
                                                                ---------   ---------    ---------    ---------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                                     --          --         (137)          --
    Distribution services-Class B Shares, Class C Shares
         and Advisor Shares waived                                     --        (109)          --           --
                                                                ---------   ---------    ---------    ---------
    Net Expenses                                                    3,155       3,464        1,125        4,473
                                                                ---------   ---------    ---------    ---------

    Net Investment Income/(Loss)                                    2,167        (890)        (214)         408
                                                                ---------   ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions                      15,483      26,765       15,827       16,925
Realized gain distributions from underlying funds                      --          --           --           --
Change in unrealized appreciation/depreciation on investments         708      32,423       (1,332)      31,860
                                                                ---------   ---------    ---------    ---------
Net realized and unrealized gains on investments                   16,191      59,188       14,495       48,785
                                                                ---------   ---------    ---------    ---------
Change in net assets resulting from operations                  $  18,358   $  58,298    $  14,281    $  49,193
                                                                =========   =========    =========    =========




                                                              DISCIPLINED               LIFEMODEL
                                                               LARGE CAP    LIFEMODEL   MODERATELY    LIFEMODEL
                                                                 VALUE      AGGRESSIVE  AGGRESSIVE     MODERATE
                                                                  FUND       FUND SM      FUND SM      FUND SM
                                                               ----------   ---------    ---------    ---------

INVESTMENT INCOME:
Interest income                                                $       67          --           --           --
Dividend income                                                    11,801   $     885#   $   2,834#   $   5,111#
Income from securities lending                                         13          --           --           --
                                                               ----------   ---------    ---------    ---------
    Total Investment Income                                        11,881         885        2,834        5,111
                                                               ----------   ---------    ---------    ---------

EXPENSES:
Investment advisory fees                                            4,062         115          259          393
Administrative fees                                                   879         133          299          454
Distribution services fees-Class A Shares                              51          66          180          173
Distribution services fees-Class B Shares                              41          83          277          276
Distribution services fees-Class C Shares                              11          11           36           36
Distribution services fees-Advisor Shares                              NA          NA           NA           NA
Administrative services fees-Class C Shares                             4           4           12           12
Accounting fees                                                       136          48           54           72
Registration and filing fees                                           25           4            7            6
Transfer and dividend disbursing agent fees                           160          55           92          108
Custody fees                                                           33          17           22           24
Trustees' fees and expenses                                             8           1            3            4
Other expenses                                                        119          21           46           60
                                                               ----------   ---------    ---------    ---------
    Total expenses                                                  5,529         558        1,287        1,618
                                                               ----------   ---------    ---------    ---------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                                     --        (332)        (642)        (909)
    Distribution services-Class B Shares, Class C Shares
         and Advisor Shares waived                                     --          --           --           --
                                                               ----------   ---------    ---------    ---------
    Net Expenses
                                                                    5,529         226          645          709
                                                               ----------   ---------    ---------    ---------
    Net Investment Income/(Loss)
                                                                    6,352         659        2,189        4,402
                                                               ----------   ---------    ---------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions                      19,590         642+       1,450+       1,610+
Realized gain distributions from underlying funds                      --         773        1,350        1,019
Change in unrealized appreciation/depreciation on investments      53,831       3,010        5,940       (1,694)
                                                               ----------   ---------    ---------    ---------
Net realized and unrealized gains on investments                   73,421       4,425        8,740          935
                                                               ----------   ---------    ---------    ---------
Change in net assets resulting from operations                 $   79,773   $   5,084    $  10,929    $   5,337
                                                               ==========   =========    =========    =========



                                                                LIFEMODEL
                                                               MODERATELY    LIFEMODEL       STRATEGIC
                                                              CONSERVATIVE  CONSERVATIVE      INCOME
                                                                 FUND SM      FUND SM         FUND (a)
                                                               -----------   -----------    -----------
INVESTMENT INCOME:
Interest income                                                         --          --      $     1,700
Dividend income                                                $     2,198#  $     1,376#         8,453
Income from securities lending                                          --            --             --
                                                               -----------   -----------    -----------
    Total Investment Income                                          2,198         1,376         10,153
                                                               -----------   -----------    -----------

EXPENSES:
Investment advisory fees                                               137            71          1,703
Administrative fees                                                    158            82            295
Distribution services fees-Class A Shares                               84            42             --^
Distribution services fees-Class B Shares                              163           117              1
Distribution services fees-Class C Shares                               18            36            318
Distribution services fees-Advisor Shares                               NA            NA            203
Administrative services fees-Class C Shares                              6            12            106
Accounting fees                                                         47            46             73
Registration and filing fees                                             4             4             19
Transfer and dividend disbursing agent fees                             56            44             85
Custody fees                                                            17            15             24
Trustees' fees and expenses                                              2             1              3
Other expenses                                                          24            14             62
                                                               -----------   -----------    -----------
    Total expenses                                                     716           484          2,892
                                                               -----------   -----------    -----------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                                    (372)         (239)            --
    Distribution services-Class B Shares, Class C Shares
         and Advisor Shares waived                                      --            --             --
                                                               -----------   -----------    -----------
    Net Expenses
                                                                       344           245          2,892
                                                               -----------   -----------    -----------
    Net Investment Income/(Loss)
                                                                     1,854         1,131          7,261
                                                               -----------   -----------    -----------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM INVESTMENTS:
Net realized gains on investment transactions                        1,320+          861+         1,407
Realized gain distributions from underlying funds                      466           172             --
Change in unrealized appreciation/depreciation on investments        1,210          (336)           878
                                                               -----------   -----------    -----------
Net realized and unrealized gains on investments                     2,996           697          2,285
                                                               -----------   -----------    -----------
Change in net assets resulting from operations                 $     4,850   $     1,828    $     9,546
                                                               ===========   ===========    ===========

_______________________________
(a) Represents the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B shares.
 ^  Represents fewer than five hundred dollars.
 #  Represents income from  affiliates.
 +  Represents realized gains from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 124-125 Spread

FIFTH THIRD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                         SELECT                  INTERNATIONAL
                                                                          STOCK     TECHNOLOGY      EQUITY          BOND
                                                                          FUND          FUND        FUND (a)         FUND
                                                                        ---------    ---------    ------------    ---------
INVESTMENT INCOME:
Interest income                                                         $      --^   $       1    $        103    $  11,312
Dividend income                                                               157           50           7,250           75
Foreign tax withholding                                                        --           --            (854)          --
Income from securities lending                                                  1           23             202           38
                                                                        ---------    ---------    ------------    ---------
    Total Investment Income                                                   158           74           6,701       11,425
                                                                        ---------    ---------    ------------    ---------

EXPENSES:
Investment advisory fees                                                      174          536           3,379        1,933
Administrative fees                                                            38           93             585          558
Distribution services fees-Class A Shares                                      25           21              48           59
Distribution services fees-Class B Shares                                       4           17               6           62
Distribution services fees-Class C Shares                                       5           16               3            7
Distribution services fees-Advisor Shares                                      NA            1              48            3
Administrative services fees-Class C Shares                                     2            5               1            2
Accounting fees                                                                62           72             212          121
Registration and filing fees                                                   35           27              41           26
Transfer and dividend disbursing agent fees                                    43           58             126          121
Custody fees                                                                   11           19             297           36
Trustees' fees and expenses                                                    --^           1               6            6
Other expenses                                                                 18           29             142           95
                                                                        ---------    ---------    ------------    ---------
    Total expenses                                                            417          895           4,894        3,029
                                                                        ---------    ---------    ------------    ---------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                                            (68)        (189)           (187)        (339)
    Distribution services-Class A Shares and Class B Shares waived             --           --              --           --
                                                                        ---------    ---------    ------------    ---------
    Net Expenses                                                              349          706           4,707        2,690
                                                                        ---------    ---------    ------------    ---------

    Net Investment Income/(Loss)                                             (191)        (632)          1,994        8,735
                                                                        ---------    ---------    ------------    ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                                           1,542        7,023          36,267        1,860
Net realized gains on futures transactions                                     --           --           2,518           --
Change in unrealized appreciation/depreciation
    on investments, futures and foreign currency                              (34)     (11,739)         16,818        1,720
                                                                        ---------    ---------    ------------    ---------
Net realized and unrealized gains/(losses)
    on investments, futures and foreign currency                            1,508       (4,716)         55,603        3,580
                                                                        ---------    ---------    ------------    ---------
Change in net assets resulting from operations                          $   1,317    $  (5,348)   $     57,597    $  12,315
                                                                        =========    =========    ============    =========




                                                                                                        U.S.
                                                                        INTERMEDIATE    SHORT TERM   GOVERNMENT   MUNICIPAL
                                                                            BOND           BOND         BOND         BOND
                                                                            FUND         FUND (b)       FUND         FUND
                                                                        -------------   ----------   ----------   ----------
INVESTMENT INCOME:
Interest income                                                         $      29,959   $   13,270   $    2,563   $    3,526
Dividend income                                                                   224          159           32           14
Foreign tax withholding                                                            --           --           --           --
Income from securities lending                                                    184           57           --           --
                                                                        -------------   ----------   ----------   ----------
    Total Investment Income                                                    30,367       13,486        2,595        3,540
                                                                        -------------   ----------   ----------   ----------
EXPENSES:
Investment advisory fees                                                        4,298        2,498          458          402
Administrative fees                                                             1,353          865          144          127
Distribution services fees-Class A Shares                                          99           76           80            6
Distribution services fees-Class B Shares                                          47           NA           NA           14
Distribution services fees-Class C Shares                                          14            2           51            4
Distribution services fees-Advisor Shares                                          NA           NA           NA            2
Administrative services fees-Class C Shares                                         5            1           17            1
Accounting fees                                                                   199          138           55           77
Registration and filing fees                                                       29           20           20           18
Transfer and dividend disbursing agent fees                                       232          147           43           52
Custody fees                                                                       43           30           16           13
Trustees' fees and expenses                                                        14            9            1            1
Other expenses                                                                    200          124           25           28
                                                                        -------------   ----------   ----------   ----------
    Total expenses                                                              6,533        3,910          910          745
                                                                        -------------   ----------   ----------   ----------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                                               (429)        (143)        (124)        (142)
    Distribution services-Class A Shares and Class B Shares waived                (16)         (21)          --           --
                                                                        -------------   ----------   ----------   ----------
    Net Expenses                                                                6,088        3,746          786          603
                                                                        -------------   ----------   ----------   ----------

    Net Investment Income/(Loss)                                               24,279        9,740        1,809        2,937
                                                                        -------------   ----------   ----------   ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                                              (5,790)         535         (181)       2,753
Net realized gains on futures transactions                                         --           --           --           --
Change in unrealized appreciation/depreciation
    on investments, futures and foreign currency                                2,154       (3,782)         516       (2,134)
                                                                        -------------   ----------   ----------   ----------
Net realized and unrealized gains/(losses)
    on investments, futures and foreign currency                               (3,636)      (3,247)         335          619
                                                                        -------------   ----------   ----------   ----------
Change in net assets resulting from operations                          $      20,643   $    6,493   $    2,144   $    3,556
                                                                        =============   ==========   ==========   ==========



                                                                        INTERMEDIATE       OHIO        MICHIGAN
                                                                         MUNICIPAL      MUNICIPAL     MUNICIPAL
                                                                            BOND           BOND          BOND
                                                                            FUND           FUND          FUND
                                                                        ------------    ----------    ----------
INVESTMENT INCOME:
Interest income                                                         $     12,120    $    7,315    $    4,435
Dividend income                                                                   37            20            24
Foreign tax withholding                                                           --            --            --
Income from securities lending                                                    --            --            --
                                                                        ------------    ----------    ----------
    Total Investment Income                                                   12,157         7,335         4,459
                                                                        ------------    ----------    ----------
EXPENSES:
Investment advisory fees                                                       1,613           968           583
Administrative fees                                                              508           305           224
Distribution services fees-Class A Shares                                         12            62            18
Distribution services fees-Class B Shares                                         13            50            18
Distribution services fees-Class C Shares                                          4            40            22
Distribution services fees-Advisor Shares                                         NA            NA            NA
Administrative services fees-Class C Shares                                        1            13             7
Accounting fees                                                                  112            78            79
Registration and filing fees                                                      22            25             9
Transfer and dividend disbursing agent fees                                       97            71            59
Custody fees                                                                      27            20            18
Trustees' fees and expenses                                                        5             3             2
Other expenses                                                                    73            48            38
                                                                        ------------    ----------    ----------
    Total expenses                                                             2,487         1,683         1,077
                                                                        ------------    ----------    ----------
    Less:Waiver and/or reimbursement from
         Advisor and/or affiliates                                              (315)         (141)         (117)
    Distribution services-Class A Shares and Class B Shares waived                (5)           --            (7)
                                                                        ------------    ----------    ----------
    Net Expenses                                                               2,167         1,542           953
                                                                        ------------    ----------    ----------

    Net Investment Income/(Loss)                                               9,990         5,793         3,506
                                                                        ------------    ----------    ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
    INVESTMENTS, FUTURES AND FOREIGN CURRENCY:
Net realized gains/(losses) on investment and
    foreign currency transactions                                              2,428         1,533           (27)
Net realized gains on futures transactions                                       --            --            --
Change in unrealized appreciation/depreciation
    on investments, futures and foreign currency                              (2,712)       (1,097)       (1,404)
                                                                        ------------    ----------    ----------
Net realized and unrealized gains/(losses)
    on investments, futures and foreign currency                                (284)          436        (1,431)
                                                                        ------------    ----------    ----------
Change in net assets resulting from operations                          $      9,706    $    6,229    $    2,075
                                                                        ============    ==========    ==========


___________________
(a) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to July 31, 2004 for Advisor Shares.
(b) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.
^   Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 126-127 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                             SMALL CAP                    MID CAP
                                                            GROWTH FUND                 GROWTH FUND           QUALITY GROWTH FUND
                                                      ------------------------    -----------------------   -----------------------
                                                         YEAR          YEAR          YEAR         YEAR         YEAR         YEAR
                                                        ENDED         ENDED         ENDED        ENDED        ENDED        ENDED
                                                       JULY 31,      JULY 31,      JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                         2004          2003          2004         2003         2004         2003
                                                      ----------    ----------    ----------   ----------   ----------   ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                        $   (2,563)   $     (741)   $   (3,032)  $   (2,138)  $   (3,706)  $     (279)
  Net realized gains/(losses) on investment
    transactions and option contracts                    122,151        (3,979)       18,823      (10,988)      (1,831)       4,122
  Net realized gains on futures transactions               1,907         3,303            --           --           --           --
  Net change in unrealized appreciation/depreciation
    on investments, options and futures                  (79,194)       59,599        14,211       72,000       28,290       95,796
                                                      ----------    ----------    ----------   ----------   ----------   ----------
  Change in net assets resulting from operations          42,301        58,182        30,002       58,874       22,753       99,639
                                                      ----------    ----------    ----------   ----------   ----------   ----------

Distributions from net investment income:
  Institutional Shares                                        --            --            --           --           --          (46)
  Class A Shares                                              --            --            --           --           --           --
  Class B Shares                                              --            --            --           --           --           --
  Class C Shares                                              --            --            --           --           --           --
  Advisor Shares                                              --            --            --           --           --           --
  Select Shares                                               NA            NA            NA           NA           NA           NA
  Preferred Shares                                            NA            NA            NA           NA           NA           NA
  Trust Shares                                                NA            NA            NA           NA           NA           NA


Distributions from net realized gains:
  Institutional Shares                                   (35,732)           --            --           --           --           --
  Class A Shares                                          (2,457)           --            --           --           --           --
  Class B Shares                                            (173)           --            --           --           --           --
  Class C Shares                                             (86)           --            --           --           --           --
  Advisor Shares                                             (85)           --            --           --           --           --
                                                      ----------    ----------    ----------   ----------   ----------   ----------
  Change in net assets from
   shareholder distributions                             (38,533)           --            --           --           --          (46)
                                                      ----------    ----------    ----------   ----------   ----------   ----------
  Change in net assets from
   Fund share transactions                              (161,358)     (150,994)      (13,609)      75,340       74,523      121,606
                                                      ----------    ----------    ----------   ----------   ----------   ----------
  Change in net assets                                  (157,590)      (92,812)       16,393      134,214       97,276      221,199

NET ASSETS:
  Beginning of period                                    410,717       503,529       378,400      244,186    1,037,494      816,295
                                                      ----------    ----------    ----------   ----------   ----------   ----------
  End of period                                       $  253,127    $  410,717    $  394,793   $  378,400   $1,134,770   $1,037,494
                                                      ==========    ==========    ==========   ==========   ==========   ==========
Accumulated Net Investment Income/(Loss)              $      (14)   $      (16)   $       --   $       --   $       --   $       --
                                                      ==========    ==========    ==========   ==========   ==========   ==========




                                                            LARGE CAP CORE FUND        EQUITY INDEX FUND
                                                          -----------------------   -----------------------
                                                             YEAR         YEAR        YEAR          YEAR
                                                            ENDED        ENDED        ENDED        ENDED
                                                           JULY 31,     JULY 31,    JULY 31,      JULY 31,
                                                             2004         2003      2004 (a)        2003
                                                          ----------   ----------   ----------   ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                            $    1,170   $    3,395   $    7,891   $    8,172
  Net realized gains/(losses) on investment
    transactions and option contracts                         13,266       13,970       27,907       (3,611)
  Net realized gains on futures transactions                     629        1,494        1,865        4,041
  Net change in unrealized appreciation/depreciation
    on investments, options and futures                        4,314      (14,705)      35,942       48,150
                                                          ----------   ----------   ----------   ----------
  Change in net assets resulting from operations              19,379        4,154       73,605       56,752
                                                          ----------   ----------   ----------   ----------

Distributions from net investment income:
  Institutional Shares                                        (1,093)      (3,186)      (4,473)      (7,758)
  Class A Shares                                                (175)        (166)        (898)        (333)
  Class B Shares                                                  --^          (1)         (21)         (10)
  Class C Shares                                                  --^          --^         (11)          (7)
  Advisor Shares                                                  NA           NA           (9)          (1)
  Select Shares                                                   NA           NA          (93)          NA
  Preferred Shares                                                NA           NA       (1,664)          NA
  Trust Shares                                                    NA           NA         (962)          NA


Distributions from net realized gains:
  Institutional Shares                                            --           --           --           --
  Class A Shares                                                  --           --           --           --
  Class B Shares                                                  --           --           --           --
  Class C Shares                                                  --           --           --           --
  Advisor Shares                                                  NA           NA           --           --
                                                          ----------   ----------   ----------   ----------
  Change in net assets from
    shareholder distributions                                 (1,268)      (3,353)      (8,131)      (8,109)
                                                          ----------   ----------   ----------   ----------
  Change in net assets from
    Fund share transactions                                 (104,527)    (342,077)    (152,194)     (62,594)
                                                          ----------   ----------   ----------   ----------
  Change in net assets                                       (86,416)    (341,276)     (86,720)     (13,951)

NET ASSETS:
  Beginning of period                                        203,152      544,428      621,379      635,330
                                                          ----------   ----------   ----------   ----------
  End of period                                           $  116,736   $  203,152   $  534,659   $  621,379
                                                          ==========   ==========   ==========   ==========
Accumulated Net Investment Income/(Loss)                  $       39   $      137   $      416   $      656
                                                          ==========   ==========   ==========   ==========



                                                               BALANCED FUND         MICRO CAP VALUE FUND
                                                          -----------------------   -----------------------
                                                             YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED
                                                           JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                             2004         2003         2004         2003
                                                          ----------   ----------   ----------   ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                            $    2,167   $    3,448   $     (890)  $     (806)
  Net realized gains/(losses) on investment
    transactions and option contracts                         15,483      (16,453)      26,765        4,206
  Net realized gains on futures transactions                      --           --           --           --
  Net change in unrealized appreciation/depreciation
    on investments, options and futures                          708       27,794       32,423       33,764
                                                          ----------   ----------   ----------   ----------
  Change in net assets resulting from operations              18,358       14,789       58,298       37,164
                                                          ----------   ----------   ----------   ----------

Distributions from net investment income:
  Institutional Shares                                        (1,777)      (2,806)          --           --
  Class A Shares                                                (801)      (1,006)          --           --
  Class B Shares                                                 (36)        (101)          --           --
  Class C Shares                                                 (14)         (39)          --           --
  Advisor Shares                                                  (1)          (1)          --           --
  Select Shares                                                   NA           NA           NA           NA
  Preferred Shares                                                NA           NA           NA           NA
  Trust Shares                                                    NA           NA           NA           NA


Distributions from net realized gains:
  Institutional Shares                                            --           --       (7,422)        (474)
  Class A Shares                                                  --           --       (2,062)         (35)
  Class B Shares                                                  --           --         (343)         (22)
  Class C Shares                                                  --           --         (188)          (6)
  Advisor Shares                                                  --           --       (2,136)        (138)
                                                          ----------   ----------   ----------   ----------
  Change in net assets from
   shareholder distributions                                  (2,629)      (3,953)     (12,151)        (675)
                                                          ----------   ----------   ----------   ----------
  Change in net assets from
   Fund share transactions                                   (95,354)     (30,491)      55,393       40,352
                                                          ----------   ----------   ----------   ----------
  Change in net assets                                       (79,625)     (19,655)     101,540       76,841

  NET ASSETS:
  Beginning of period                                        270,162      289,817      149,735       72,894
                                                          ----------   ----------   ----------   ----------
  End of period                                           $  190,537   $  270,162   $  251,275   $  149,735
                                                          ==========   ==========   ==========   ==========
Accumulated Net Investment Income/(Loss)                  $      204   $      305   $       --   $       --
                                                          ==========   ==========   ==========   ==========


___________________
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 128-129 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                SMALL CAP                MULTI CAP           DISCIPLINED LARGE CAP
                                                                VALUE FUND               VALUE FUND               VALUE FUND
                                                          ----------------------   ----------------------    ----------------------
                                                            YEAR        PERIOD       YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED       ENDED        ENDED        ENDED        ENDED
                                                          JULY 31,     JULY 31,    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                            2004       2003 (a)      2004         2003         2004         2003
                                                          ---------    ---------   ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                            $    (214)   $      67   $     408    $     (48)   $   6,352    $   3,965
  Net realized gains/(losses) on investment transactions     15,827          942      16,925       (1,746)      19,590       10,102
  Realized gain distributions from underlying funds              --           --          --           --           --           --
  Net change in unrealized appreciation/depreciation
    on investments                                           (1,332)       7,069      31,860       43,085       53,831       32,421
                                                          ---------    ---------   ---------    ---------    ---------    ---------
Change in net assets resulting from operations               14,281        8,078      49,193       41,291       79,773       46,488
                                                          ---------    ---------   ---------    ---------    ---------    ---------

Distributions from net investment income:
  Institutional Shares                                          (67)          --        (490)          --       (6,088)      (3,363)
  Class A Shares                                                 --^          --         (19)          --         (202)        (155)
  Class B Shares                                                 --           --          --           --          (13)         (19)
  Class C Shares                                                 --           --          --           --           (6)          (5)


Distributions from net realized gains:
  Institutional Shares                                       (3,928)          --        (644)          --      (12,613)      (2,679)
  Class A Shares                                                (30)          --         (87)          --         (566)        (184)
  Class B Shares                                                 (8)          --         (52)          --         (120)         (41)
  Class C Shares                                                (17)          --          (9)          --          (40)         (10)
  Advisor Shares                                                (21)          --        (135)          --           NA           NA
                                                          ---------    ---------   ---------    ---------    ---------    ---------
Change in net assets from
    shareholder distributions                                (4,071)          --      (1,436)          --      (19,648)      (6,456)
                                                          ---------    ---------   ---------    ---------    ---------    ---------
  Change in net assets from
    Fund share transactions                                  28,748       65,255      27,907       94,611      246,013      217,403
                                                          ---------    ---------   ---------    ---------    ---------    ---------
  Change in net assets                                       38,958       73,333      75,664      135,902      306,138      257,435
NET ASSETS:
  Beginning of period                                        73,333           --     255,322      119,420      354,359       96,924
                                                          ---------    ---------   ---------    ---------    ---------    ---------
  End of period                                           $ 112,291    $  73,333   $ 330,986    $ 255,322    $ 660,497    $ 354,359
                                                          =========    =========   =========    =========    =========    =========
Accumulated Net Investment Income                         $      --    $      68   $      --    $      --    $     492    $     449
                                                          =========    =========   =========    =========    =========    =========



                                                                     LIFEMODEL            LIFEMODEL MODERATELY
                                                                 AGGRESSIVE FUND SM        AGGRESSIVE FUND SM
                                                               ----------------------    ----------------------
                                                                 YEAR         PERIOD       YEAR        PERIOD
                                                                 ENDED         ENDED       ENDED        ENDED
                                                               JULY 31,      JULY 31,    JULY 31,     JULY 31,
                                                                 2004        2003 (b)      2004       2003 (b)
                                                               ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                                 $     659    $      61    $   2,189    $     417
  Net realized gains/(losses) on investment transactions             642+         231+       1,450+         377+
  Realized gain distributions from underlying funds                  773            7        1,350           25
  Net change in unrealized appreciation/depreciation
    on investments                                                 3,010        7,173        5,940       12,123
                                                               ---------    ---------    ---------    ---------
Change in net assets resulting from operations                     5,084        7,472       10,929       12,942
                                                               ---------    ---------    ---------    ---------

Distributions from net investment income:
  Institutional Shares                                              (386)         (59)      (1,006)        (280)
  Class A Shares                                                    (223)          (5)        (951)         (78)
  Class B Shares                                                     (55)          --^        (169)          (9)
  Class C Shares                                                     (10)          --^         (30)          (1)


Distributions from net realized gains:
  Institutional Shares                                              (499)          --         (663)          --
  Class A Shares                                                    (309)          --         (707)          --
  Class B Shares                                                     (96)          --         (250)          --
  Class C Shares                                                     (19)          --          (39)          --
  Advisor Shares                                                      NA           NA           NA           NA
                                                               ---------    ---------    ---------    ---------
Change in net assets from
    shareholder distributions                                     (1,597)         (64)      (3,815)        (368)
                                                               ---------    ---------    ---------    ---------
  Change in net assets from
    Fund share transactions                                       54,239       39,222      107,096       97,901
                                                               ---------    ---------    ---------    ---------
  Change in net assets                                            57,726       46,630      114,210      110,475
NET ASSETS:
  Beginning of period                                             46,630           --      110,475           --
                                                               ---------    ---------    ---------    ---------
  End of period                                                $ 104,356    $  46,630    $ 224,685    $ 110,475
                                                               =========    =========    =========    =========
Accumulated Net Investment Income                              $      --    $      --    $      82    $      49
                                                               =========    =========    =========    =========



                                                                      LIFEMODEL             LIFEMODEL MODERATELY
                                                                   MODERATE FUND SM         CONSERVATIVE FUND SM
                                                               -----------------------     ----------------------
                                                                 YEAR         PERIOD         YEAR        PERIOD
                                                                 ENDED        ENDED          ENDED        ENDED
                                                               JULY 31,      JULY 31,      JULY 31,     JULY 31,
                                                                 2004        2003 (b)        2004       2003 (b)
                                                               ---------     ---------     ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                                 $   4,402     $     755     $   1,854    $     585
  Net realized gains/(losses) on investment transactions           1,610+         (161)+       1,320+         660+
  Realized gain distributions from underlying funds                1,019            23           466           12
  Net change in unrealized appreciation/depreciation
    on investments                                                (1,694)        9,893         1,210        4,322
                                                               ---------     ---------     ---------    ---------
Change in net assets resulting from operations                     5,337        10,510         4,850        5,579
                                                               ---------     ---------     ---------    ---------

Distributions from net investment income:
  Institutional Shares                                            (2,668)         (457)         (867)        (363)
  Class A Shares                                                  (1,065)         (146)         (691)         (96)
  Class B Shares                                                    (250)          (38)         (217)         (40)
  Class C Shares                                                     (44)           (3)          (33)          (4)


Distributions from net realized gains:
  Institutional Shares                                              (643)           --          (677)          --
  Class A Shares                                                    (561)           --          (563)          --
  Class B Shares                                                    (246)           --          (264)          --
  Class C Shares                                                     (40)           --           (30)          --
  Advisor Shares                                                      NA            NA            NA           NA
                                                               ---------     ---------     ---------    ---------
  Change in net assets from
    shareholder distributions                                     (5,517)         (644)       (3,342)        (503)
                                                               ---------     ---------     ---------    ---------
  Change in net assets from
    Fund share transactions                                      341,253       106,629        32,177       64,885
                                                               ---------     ---------     ---------    ---------
  Change in net assets                                           341,073       116,495        33,685       69,961
NET ASSETS:
  Beginning of period                                            116,495            --        69,961           --
                                                               ---------     ---------     ---------    ---------
  End of period                                                $ 457,568     $ 116,495     $ 103,646    $  69,961
                                                               =========     =========     =========    =========
Accumulated Net Investment Income                              $     487     $     112     $     128    $      82
                                                               =========     =========     =========    =========


___________________
(a) Reflects operations for the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(b) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars.
+ Represents realized gains/(losses) from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 130-131 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                              LIFEMODEL                 STRATEGIC                   SELECT
                                                         CONSERVATIVE FUND SM          INCOME FUND                STOCK FUND
                                                        ----------------------    ----------------------    ----------------------
                                                          YEAR        PERIOD        YEAR         YEAR         YEAR        YEAR
                                                          ENDED        ENDED        ENDED        ENDED        ENDED       ENDED
                                                        JULY 31,      JULY 31,    JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                          2004       2003 (a)     2004 (b)       2003         2004         2003
                                                        ---------    ---------    ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                          $   1,131    $     442    $   7,261    $   4,161    $    (191)   $    (191)
  Net realized gains/(losses) on investment
    and foreign currency transactions                         861+         110+       1,407         (382)       1,542       (3,768)
  Net realized gains on futures transactions                   --           --           --           --           --           --
  Realized gain distributions from underlying funds           172            7           --           --           --           --
  Net change in unrealized appreciation/depreciation
    on investments, futures and foreign currency             (336)       1,286          878          622          (34)       3,941
                                                        ---------    ---------    ---------    ---------    ---------    ---------
Change in net assets resulting from operations              1,828        1,845        9,546        4,401        1,317          (18)
                                                        ---------    ---------    ---------    ---------    ---------    ---------

Distributions from net investment income:
  Institutional Shares                                       (372)        (194)      (4,080)      (1,881)          --           --
  Class A Shares                                             (430)        (107)          (9)          NA           --           --
  Class B Shares                                             (205)         (69)          (3)          NA           --           --
  Class C Shares                                              (89)         (14)      (1,584)        (765)          --           --
  Advisor Shares                                               NA           NA       (1,704)      (1,442)          NA           NA


Distributions from net realized gains:
  Institutional Shares                                       (187)          --           --           --           --           --
  Class A Shares                                             (241)          --           --           NA           --           --
  Class B Shares                                             (163)          --           --           NA           --           --
  Class C Shares                                              (61)          --           --           --           --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
  Change in net assets from
    shareholder distributions                              (1,748)        (384)      (7,380)      (4,088)          --           --
                                                        ---------    ---------    ---------    ---------    ---------    ---------
  Change in net assets from
    Fund share transactions                                18,270       34,938       27,648       90,612       (7,739)      (2,859)
                                                        ---------    ---------    ---------    ---------    ---------    ---------
  Change in net assets                                     18,350       36,399       29,814       90,925       (6,422)      (2,877)

NET ASSETS:
  Beginning of period                                      36,399           --      141,804       50,879       24,000       26,877
                                                        ---------    ---------    ---------    ---------    ---------    ---------
  End of period                                         $  54,749    $  36,399    $ 171,618    $ 141,804    $  17,578    $  24,000
                                                        =========    =========    =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                $      93    $      58    $    (169)   $     (50)   $      --    $      --
                                                        =========    =========    =========    =========    =========    =========



                                                                                         INTERNATIONAL
                                                              TECHNOLOGY FUND             EQUITY FUND
                                                           ----------------------    ----------------------
                                                             YEAR         YEAR         YEAR         YEAR
                                                             ENDED        ENDED        ENDED        ENDED
                                                           JULY 31,     JULY 31,     JULY 31,     JULY 31,
                                                             2004         2003       2004 (c)       2003
                                                           ---------    ---------    ---------    ---------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                             $    (632)   $    (412)   $   1,994    $   1,445
  Net realized gains/(losses) on investment
    and foreign currency transactions                          7,023       (9,239)      36,267      (16,332)
  Net realized gains on futures transactions                      --           --        2,518          857
  Realized gain distributions from underlying funds               --           --           --           --
  Net change in unrealized appreciation/depreciation
    on investments, futures and foreign currency             (11,739)      22,870       16,818       19,788
                                                           ---------    ---------    ---------    ---------
Change in net assets resulting from operations                (5,348)      13,219       57,597        5,758
                                                           ---------    ---------    ---------    ---------

Distributions from net investment income:
  Institutional Shares                                            --           --       (3,876)        (876)
  Class A Shares                                                  --           --         (168)         (12)
  Class B Shares                                                  --           --           (2)          --
  Class C Shares                                                  --           --           (1)          --
  Advisor Shares                                                  --           --          (39)          NA

Distributions from net realized gains:
  Institutional Shares                                            --           --           --           --
  Class A Shares                                                  --           --           --           --
  Class B Shares                                                  --           --           --           --
  Class C Shares                                                  --           --           --           --
                                                           ---------    ---------    ---------    ---------
  Change in net assets from
    shareholder distributions                                     --           --       (4,086)        (888)
                                                           ---------    ---------    ---------    ---------
  Change in net assets from
    Fund share transactions                                   16,375       (1,348)     142,755        7,352
                                                           ---------    ---------    ---------    ---------
  Change in net assets                                        11,027       11,871      196,266       12,222

NET ASSETS:
  Beginning of period                                         37,091       25,220      165,293      153,071
                                                           ---------    ---------    ---------    ---------
  End of period                                            $  48,118    $  37,091    $ 361,559    $ 165,293
                                                           =========    =========    =========    =========
Accumulated Net Investment Income/(Loss)                   $      --    $      --    $   4,002    $   3,140
                                                           =========    =========    =========    =========



                                                                                             INTERMEDIATE
                                                                 BOND FUND                     BOND FUND
                                                         -------------------------     -------------------------
                                                            YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED
                                                          JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                                            2004           2003           2004           2003
                                                         ----------     ----------     ----------     ----------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)                           $    8,735     $   14,581     $   24,279     $   30,721
  Net realized gains/(losses) on investment
    and foreign currency transactions                         1,860         15,221         (5,790)        31,963
  Net realized gains on futures transactions                     --             --             --             --
  Realized gain distributions from underlying funds              --             --             --             --
  Net change in unrealized appreciation/depreciation
    on investments, futures and foreign currency              1,720         (9,973)         2,154        (23,525)
                                                         ----------     ----------     ----------     ----------
Change in net assets resulting from operations               12,315         19,829         20,643         39,159
                                                         ----------     ----------     ----------     ----------

Distributions from net investment income:
  Institutional Shares                                      (10,360)       (15,437)       (27,582)       (32,749)
  Class A Shares                                               (791)          (834)        (1,395)        (1,379)
  Class B Shares                                               (158)          (259)          (145)          (145)
  Class C Shares                                                (24)           (40)           (54)           (50)
  Advisor Shares                                                (21)           (29)            NA             NA


Distributions from net realized gains:
  Institutional Shares                                           --             --             --             --
  Class A Shares                                                 --             --             --             --
  Class B Shares                                                 --             --             --             --
  Class C Shares                                                 --             --             --             --
                                                         ----------     ----------     ----------     ----------
  Change in net assets from
    shareholder distributions                               (11,354)       (16,599)       (29,176)       (34,323)
                                                         ----------     ----------     ----------     ----------
  Change in net assets from
    Fund share transactions                                 (28,184)      (102,207)       (88,911)       (22,942)
                                                         ----------     ----------     ----------     ----------
  Change in net assets                                      (27,223)       (98,977)       (97,444)       (18,106)

NET ASSETS:
  Beginning of period                                       333,423        432,400        816,890        834,996
                                                         ----------     ----------     ----------     ----------
  End of period                                          $  306,200     $  333,423     $  719,446     $  816,890
                                                         ==========     ==========     ==========     ==========
Accumulated Net Investment Income/(Loss)                 $       49     $       55     $      194     $       54
                                                         ==========     ==========     ==========     ==========


___________________
(a) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
(b) Reflects operations for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B shares.
(c) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to July 31, 2004 for Advisor Shares.
+   Represents realized gains from investment transactions with affiliates.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 132-133 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                                            U.S. GOVERNMENT
                                                                          SHORT TERM BOND FUND                 BOND FUND
                                                                       ---------------------------     --------------------------
                                                                          YEAR            YEAR            YEAR           YEAR
                                                                          ENDED           ENDED          ENDED           ENDED
                                                                        JULY 31,        JULY 31,        JULY 31,       JULY 31,
                                                                        2004 (a)          2003            2004           2003
                                                                       -----------     -----------     ----------     -----------
CHANGE IN NET ASSETS:
OPERATIONS:
    Net investment income                                              $     9,740     $    11,349     $    1,809     $     1,979
    Net realized gains/(losses) on investment transactions                     535           5,377           (181)          2,078
    Net change in unrealized appreciation/depreciation on investments       (3,782)         (4,210)           516          (2,089)
                                                                       -----------     -----------     ----------     -----------
Change in net assets resulting from operations                               6,493          12,516          2,144           1,968
                                                                       -----------     -----------     ----------     -----------

Distributions from net investment income:
    Institutional Shares                                                   (14,724)        (15,973)        (1,106)         (1,566)
    Class A Shares                                                            (898)           (922)          (726)           (299)
    Class B Shares                                                              NA              NA             NA              NA
    Class C Shares                                                              (7)             NA           (102)           (108)
    Advisor Shares                                                              NA              NA             NA              NA

Distributions from net realized gains:
    Institutional Shares                                                        --              --           (704)           (838)
    Class A Shares                                                              --              --           (550)           (174)
    Class B Shares                                                              NA              NA             NA              NA
    Class C Shares                                                              --              NA           (122)            (66)
    Advisor Shares                                                              NA              NA             NA              NA
                                                                       -----------     -----------     ----------     -----------
    Change in net assets from shareholder distributions                    (15,629)        (16,895)        (3,310)         (3,051)
                                                                       -----------     -----------     ----------     -----------
    Change in net assets from Fund share transactions                        8,991         204,682          8,319          11,283
                                                                       -----------     -----------     ----------     -----------
    Change in net assets                                                      (145)        200,303          7,153          10,200

Net Assets:
    Beginning of period                                                    524,204         323,901         72,068          61,868
                                                                       -----------     -----------     ----------     -----------
    End of period                                                      $   524,059     $   524,204     $   79,221     $    72,068
                                                                       ===========     ===========     ==========     ===========
Accumulated Net Investment Income                                      $        72     $        63     $       47     $       144
                                                                       ===========     ===========     ==========     ===========



                                                                                                              INTERMEDIATE
                                                                           MUNICIPAL BOND FUND            MUNICIPAL BOND FUND
                                                                       ---------------------------     --------------------------
                                                                          YEAR            YEAR            YEAR           YEAR
                                                                          ENDED           ENDED          ENDED           ENDED
                                                                        JULY 31,        JULY 31,        JULY 31,       JULY 31,
                                                                          2004            2003            2004           2003
                                                                       -----------     -----------     ----------     -----------
CHANGE IN NET ASSETS:
OPERATIONS:
    Net investment income                                              $     2,937     $     3,676     $    9,990     $    11,219
    Net realized gains/(losses) on investment transactions                   2,753           1,455          2,428           3,418
    Net change in unrealized appreciation/depreciation on investments       (2,134)         (1,659)        (2,712)         (5,229)
                                                                       -----------     -----------     ----------     -----------
Change in net assets resulting from operations                               3,556           3,472          9,706           9,408
                                                                       -----------     -----------     ----------     -----------

Distributions from net investment income:
    Institutional Shares                                                    (2,740)         (3,539)        (9,698)        (10,926)
    Class A Shares                                                             (97)            (89)          (157)           (157)
    Class B Shares                                                             (41)            (27)           (36)            (17)
    Class C Shares                                                             (14)            (14)           (13)            (19)
    Advisor Shares                                                             (15)            (13)            NA              NA

Distributions from net realized gains:
    Institutional Shares                                                    (1,116)         (1,357)        (2,509)         (2,215)
    Class A Shares                                                             (34)            (30)           (41)            (37)
    Class B Shares                                                             (21)            (12)           (11)             (4)
    Class C Shares                                                              (8)             (6)            (5)             (5)
    Advisor Shares                                                              (7)             (5)            NA              NA
                                                                       -----------     -----------     ----------     -----------
    Change in net assets from shareholder distributions                     (4,093)         (5,092)       (12,470)        (13,380)
                                                                       -----------     -----------     ----------     -----------
    Change in net assets from Fund share transactions                      (15,427)        (26,594)       (47,206)        (36,580)
                                                                       -----------     -----------     ----------     -----------
    Change in net assets                                                   (15,964)        (28,214)       (49,970)        (40,552)

Net Assets:
    Beginning of period                                                     78,388         106,602        311,110         351,662
                                                                       -----------     -----------     ----------     -----------
    End of period                                                      $    62,424     $    78,388     $  261,140     $   311,110
                                                                       ===========     ===========     ==========     ===========
Accumulated Net Investment Income                                      $        10     $        (1)    $       96     $        37
                                                                       ===========     ===========     ==========     ===========



                                                                                  OHIO                          MICHIGAN
                                                                           MUNICIPAL BOND FUND            MUNICIPAL BOND FUND
                                                                       ---------------------------     --------------------------
                                                                          YEAR            YEAR            YEAR           YEAR
                                                                          ENDED           ENDED          ENDED           ENDED
                                                                        JULY 31,        JULY 31,        JULY 31,       JULY 31,
                                                                          2004            2003            2004           2003
                                                                       -----------     -----------     ----------     -----------
CHANGE IN NET ASSETS:
OPERATIONS:
    Net investment income                                              $     5,793     $     6,659     $    3,506     $     3,546
    Net realized gains/(losses) on investment transactions                   1,533             747            (27)            186
    Net change in unrealized appreciation/depreciation on investments       (1,097)         (2,274)        (1,404)           (983)
                                                                       -----------     -----------     ----------     -----------
Change in net assets resulting from operations                               6,229           5,132          2,075           2,749
                                                                       -----------     -----------     ----------     -----------

Distributions from net investment income:
    Institutional Shares                                                    (4,697)         (5,666)        (3,231)         (3,306)
    Class A Shares                                                            (779)           (711)          (186)           (158)
    Class B Shares                                                            (122)           (107)           (32)            (20)
    Class C Shares                                                            (125)           (144)           (51)            (55)
    Advisor Shares                                                              NA              NA             NA              NA

Distributions from net realized gains:
    Institutional Shares                                                      (354)             --           (167)           (351)
    Class A Shares                                                             (56)             --            (11)            (18)
    Class B Shares                                                             (13)             --             (3)             (2)
    Class C Shares                                                             (14)             --             (5)             (8)
    Advisor Shares                                                              NA              NA             NA              NA
                                                                       -----------     -----------     ----------     -----------
    Change in net assets from shareholder distributions                     (6,160)         (6,628)        (3,686)         (3,918)
                                                                       -----------     -----------     ----------     -----------
    Change in net assets from Fund share transactions                      (25,873)         (4,924)       (15,216)         33,006
                                                                       -----------     -----------     ----------     -----------
    Change in net assets                                                   (25,804)         (6,420)       (16,827)         31,837

Net Assets:
    Beginning of period                                                    188,151         194,571        132,850         101,013
                                                                       -----------     -----------     ----------     -----------
    End of period                                                      $   162,347     $   188,151     $  116,023     $   132,850
                                                                       ===========     ===========     ==========     ===========
Accumulated Net Investment Income                                      $        25     $        --^    $        8     $         5
                                                                       ===========     ===========     ==========     ===========


___________________
(a) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.
^   Represents fewer than five hundred dollars.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 134-135 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                   SMALL CAP GROWTH FUND         MID CAP GROWTH FUND          QUALITY GROWTH FUND
                                 -------------------------    -------------------------     ------------------------
                                    YEAR           YEAR          YEAR           YEAR           YEAR          YEAR
                                    ENDED         ENDED         ENDED          ENDED          ENDED         ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,       JULY 31,      JULY 31,
                                    2004           2003          2004           2003           2004          2003
                                 -----------    ----------    ----------     ----------     ----------    ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $    50,621    $  119,416    $   85,089     $  194,298     $  275,956    $  301,476
    Dividends reinvested              35,609            --            --             --             --            24
    Shares redeemed                 (260,325)     (269,035)     (110,834)      (120,202)      (206,296)     (151,743)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Institutional Shares      (174,095)     (149,619)      (25,745)        74,096         69,660       149,757
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class A Shares
    Shares issued                     15,183        61,016        65,226         27,619         50,886       268,571
    Dividends reinvested               2,431            --            --             --             --            --
    Shares redeemed                   (6,598)      (62,980)      (54,394)       (26,771)       (46,916)     (296,493)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class A Shares              11,016        (1,964)       10,832            848          3,970       (27,922)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class B Shares
    Shares issued                        557           525         1,329            854          2,939         2,929
    Dividends reinvested                 160            --            --             --             --            --
    Shares redeemed                     (247)         (169)         (824)          (814)        (3,037)       (3,556)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class B Shares                 470           356           505             40            (98)         (627)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class C Shares
    Shares issued                        680           131           625            518          1,416         1,454
    Dividends reinvested                  59            --            --             --             --            --
    Shares redeemed                     (296)          (89)         (552)          (233)        (2,437)       (1,775)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class C Shares                 443            42            73            285         (1,021)         (321)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Advisor Shares
    Shares issued                        866           262           778            158          2,414           788
    Dividends reinvested                  84            --            --             --             --            --
    Shares redeemed                     (142)          (71)          (52)           (87)          (402)          (69)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Advisor Shares                 808           191           726             71          2,012           719
                                 -----------    ----------    ----------     ----------     ----------    ----------
Select Shares
    Shares issued                         NA            NA            NA             NA             NA            NA
    Dividends reinvested                  NA            NA            NA             NA             NA            NA
    Shares redeemed                       NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Select Shares                   NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
Preferred Shares
    Shares issued                         NA            NA            NA             NA             NA            NA
    Dividends reinvested                  NA            NA            NA             NA             NA            NA
    Shares redeemed                       NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Preferred Shares                NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
Trust Shares
    Shares issued                         NA            NA            NA             NA             NA            NA
    Dividends reinvested                  NA            NA            NA             NA             NA            NA
    Shares redeemed                       NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Trust Shares                    NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
Change from capital transactions $  (161,358)   $ (150,994)   $  (13,609)    $   75,340     $   74,523    $  121,606
                                 ===========    ==========    ==========     ==========     ==========    ==========




                                    LARGE CAP CORE FUND           EQUITY INDEX FUND
                                 -------------------------    -------------------------
                                    YEAR           YEAR          YEAR           YEAR
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004           2003        2004 (a)         2003
                                 -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $     1,952    $   38,891    $   87,452     $  137,684
    Dividends reinvested                 329         1,343         3,480          5,933
    Shares redeemed                 (108,664)     (379,356)     (528,617)      (214,448)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares      (106,383)     (339,122)     (437,685)       (70,831)
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                      7,505         3,436        89,595         51,715
    Dividends reinvested                 169           159           875            315
    Shares redeemed                   (6,098)       (6,717)      (56,436)       (45,920)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares               1,576        (3,122)       34,034          6,110
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                        257           254         1,357          1,155
    Dividends reinvested                  --^            1            18             10
    Shares redeemed                     (102)          (95)         (282)          (262)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                 155           160         1,093            903
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                        141             9         1,058          1,121
    Dividends reinvested                  --^           --^           10              4
    Shares redeemed                      (16)           (2)         (947)          (196)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                 125             7           121            929
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         NA            NA         1,142            295
    Dividends reinvested                  NA            NA             8              1
    Shares redeemed                       NA            NA          (217)            (1)
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  NA            NA           933            295
                                 -----------    ----------    ----------     ----------
Select Shares
    Shares issued                         NA            NA        14,858             NA
    Dividends reinvested                  NA            NA            69             NA
    Shares redeemed                       NA            NA          (723)            NA
                                 -----------    ----------    ----------     ----------
    Total Select Shares                   NA            NA        14,204             NA
                                 -----------    ----------    ----------     ----------
Preferred Shares
    Shares issued                         NA            NA       187,348             NA
    Dividends reinvested                  NA            NA         1,581             NA
    Shares redeemed                       NA            NA       (29,488)            NA
                                 -----------    ----------    ----------     ----------
    Total Preferred Shares                NA            NA       159,441             NA
                                 -----------    ----------    ----------     ----------
Trust Shares
    Shares issued                         NA            NA        98,438             NA
    Dividends reinvested                  NA            NA           107             NA
    Shares redeemed                       NA            NA       (22,880)            NA
                                 -----------    ----------    ----------     ----------
    Total Trust Shares                    NA            NA        75,665             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions $  (104,527)   $ (342,077)   $ (152,194)    $  (62,594)
                                 ===========    ==========    ==========     ==========



                                       BALANCED FUND            MICRO CAP VALUE FUND
                                 -------------------------    -------------------------
                                    YEAR           YEAR          YEAR           YEAR
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004           2003          2004           2003
                                 -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $     8,464    $   31,468    $   61,276     $   70,029
    Dividends reinvested               1,594         2,514         7,200            469
    Shares redeemed                  (99,029)      (53,940)      (43,053)       (40,901)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares       (88,971)      (19,958)       25,423         29,597
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                     21,533        11,884        30,015         14,353
    Dividends reinvested                 780           976         1,709             35
    Shares redeemed                  (25,773)      (23,423)      (15,638)        (4,079)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares              (3,460)      (10,563)       16,086         10,309
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                        882         2,101         1,947            990
    Dividends reinvested                  35            97           337             22
    Shares redeemed                   (2,545)       (2,765)         (843)          (579)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares              (1,628)         (567)        1,441            433
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                        736         2,040         4,507            463
    Dividends reinvested                  14            38           167              5
    Shares redeemed                   (2,111)       (1,543)         (812)          (292)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares              (1,361)           535        3,862            176
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                        104            62        18,793          6,924
    Dividends reinvested                   1             1         1,930            119
    Shares redeemed                      (39)           (1)      (12,142)        (7,206)
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  66            62         8,581           (163)
                                 -----------    ----------    ----------     ----------
Select Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Select Shares                   NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Preferred Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Preferred Shares                NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Trust Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Trust Shares                    NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions $   (95,354)   $  (30,491)   $   55,393     $   40,352
                                 ===========    ==========    ==========     ==========


___________________
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 136-137 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                   SMALL CAP GROWTH FUND         MID CAP GROWTH FUND          QUALITY GROWTH FUND
                                 -------------------------    -------------------------     ------------------------
                                    YEAR           YEAR          YEAR           YEAR           YEAR          YEAR
                                    ENDED         ENDED         ENDED          ENDED          ENDED         ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,       JULY 31,      JULY 31,
                                    2004           2003          2004           2003           2004          2003
                                 -----------    ----------    ----------     ----------     ----------    ----------
SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                      3,000         9,065         6,373         19,279         17,925        24,210
    Dividends reinvested               2,101            --            --             --             --             2
    Shares redeemed                  (15,324)      (19,861)       (8,371)       (11,658)       (13,496)      (12,126)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Institutional Shares       (10,223)      (10,796)       (1,998)         7,621          4,429        12,086
                                 -----------    ----------    ----------     ----------     ----------    ----------

Class A Shares
    Shares issued                        908         4,684         5,213          2,781          3,405        22,353
    Dividends reinvested                 146            --            --             --             --            --
    Shares redeemed                     (399)       (4,850)       (4,318)        (2,763)        (3,092)      (24,690)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class A Shares                 655          (166)          895             18            313        (2,337)
                                 -----------    ----------    ----------     ----------     ----------    ----------

Class B Shares
    Shares issued                         34            39           103             84            196           239
    Dividends reinvested                  10            --            --             --             --            --
    Shares redeemed                      (15)          (13)          (63)           (82)          (203)         (295)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class B Shares                  29            26            40              2             (7)          (56)
                                 -----------    ----------    ----------     ----------     ----------    ----------

Class C Shares
    Shares issued                         40            10            50             51             97           121
    Dividends reinvested                   4            --            --             --             --            --
    Shares redeemed                      (18)           (7)          (44)           (25)          (169)         (151)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class C Shares                  26             3             6             26            (72)          (30)
                                 -----------    ----------    ----------     ----------     ----------    ----------

Advisor Shares
    Shares issued                         50            19            60             15            160            63
    Dividends reinvested                   5            --            --             --             --            --
    Shares redeemed                       (8)           (5)           (4)            (9)           (27)           (6)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Advisor Shares                  47            14            56              6            133            57
                                 -----------    ----------    ----------     ----------     ----------    ----------

Select Shares
    Shares issued                         NA            NA            NA             NA             NA            NA
    Dividends reinvested                  NA            NA            NA             NA             NA            NA
    Shares redeemed                       NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Select Shares                   NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------

Preferred Shares
    Shares issued                         NA            NA            NA             NA             NA            NA
    Dividends reinvested                  NA            NA            NA             NA             NA            NA
    Shares redeemed                       NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Preferred Shares                NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------

Trust Shares
    Shares issued                         NA            NA            NA             NA             NA            NA
    Dividends reinvested                  NA            NA            NA             NA             NA            NA
    Shares redeemed                       NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Trust Shares                    NA            NA            NA             NA             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
Change from share transactions        (9,466)      (10,919)       (1,001)         7,673          4,796         9,720
                                 ===========    ==========    ==========     ==========     ==========    ==========



                                    LARGE CAP CORE FUND           EQUITY INDEX FUND
                                 -------------------------    -------------------------
                                    YEAR           YEAR          YEAR           YEAR
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004           2003        2004 (a)         2003
                                 -----------    ----------    ----------     ----------
SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                        155         3,552         4,320          7,966
    Dividends reinvested                  25           126           170            348
    Shares redeemed                   (8,654)      (34,872)      (26,097)       (12,426)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares        (8,474)      (31,194)      (21,607)        (4,112)
                                 -----------    ----------    ----------     ----------

Class A Shares
    Shares issued                        597           323         4,550          3,101
    Dividends reinvested                  13            15            42             18
    Shares redeemed                     (469)         (625)       (2,879)        (2,777)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares                 141          (287)        1,713            342
                                 -----------    ----------    ----------     ----------

Class B Shares
    Shares issued                         21            24            66             66
    Dividends reinvested                  --^           --^            1              1
    Shares redeemed                       (8)           (9)          (14)           (15)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                  13            15            53             52
                                 -----------    ----------    ----------     ----------

Class C Shares
    Shares issued                         11            --^           51             65
    Dividends reinvested                  --^           --^           --^            --^
    Shares redeemed                       (1)           --^          (47)           (11)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                  10            --^            4             54
                                 -----------    ----------    ----------     ----------

Advisor Shares
    Shares issued                         NA            NA            55             17
    Dividends reinvested                  NA            NA            --^            --^
    Shares redeemed                       NA            NA           (10)            --^
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  NA            NA            45             17
                                 -----------    ----------    ----------     ----------

Select Shares
    Shares issued                         NA            NA           713             NA
    Dividends reinvested                  NA            NA             3             NA
    Shares redeemed                       NA            NA           (34)            NA
                                 -----------    ----------    ----------     ----------
    Total Select Shares                   NA            NA           682             NA
                                 -----------    ----------    ----------     ----------

Preferred Shares
    Shares issued                         NA            NA         9,212             NA
    Dividends reinvested                  NA            NA            75             NA
    Shares redeemed                       NA            NA        (1,393)            NA
                                 -----------    ----------    ----------     ----------
    Total Preferred Shares                NA            NA         7,894             NA
                                 -----------    ----------    ----------     ----------

Trust Shares
    Shares issued                         NA            NA         4,932             NA
    Dividends reinvested                  NA            NA             5             NA
    Shares redeemed                       NA            NA        (1,093)            NA
                                 -----------    ----------    ----------     ----------
    Total Trust Shares                    NA            NA         3,844             NA
                                 -----------    ----------    ----------     ----------
Change from share transactions        (8,310)      (31,466)       (7,372)        (3,647)
                                 ===========    ==========    ==========     ==========



                                       BALANCED FUND            MICRO CAP VALUE FUND
                                 -------------------------    -------------------------
                                    YEAR           YEAR          YEAR           YEAR
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004           2003          2004           2003
                                 -----------    ----------    ----------     ----------
SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                        705         2,874         6,449         11,089
    Dividends reinvested                 132           231           770             77
    Shares redeemed                   (8,202)       (4,939)       (4,402)        (6,613)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares        (7,365)       (1,834)        2,817          4,553
                                 -----------    ----------    ----------     ----------

Class A Shares
    Shares issued                      1,826         1,078         3,254          2,083
    Dividends reinvested                  65            90           186              6
    Shares redeemed                   (2,145)       (2,158)       (1,621)          (689)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares                (254)         (990)        1,819          1,400
                                 -----------    ----------    ----------     ----------

Class B Shares
    Shares issued                         75           195           215            156
    Dividends reinvested                   3             9            37              4
    Shares redeemed                     (214)         (259)          (89)           (94)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                (136)          (55)          163             66
                                 -----------    ----------    ----------     ----------

Class C Shares
    Shares issued                         64           193           485             72
    Dividends reinvested                   1             4            18              1
    Shares redeemed                     (177)         (145)          (84)           (50)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                (112)           52           419             23
                                 -----------    ----------    ----------     ----------

Advisor Shares
    Shares issued                          9             5         2,019          1,030
    Dividends reinvested                  --^           --^          211             20
    Shares redeemed                       (3)           --^       (1,262)        (1,155)
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                   6             5           968           (105)
                                 -----------    ----------    ----------     ----------

Select Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Select Shares                   NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------

Preferred Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Preferred Shares                NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------

Trust Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Trust Shares                    NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Change from share transactions        (7,861)       (2,822)        6,186          5,937
                                 ===========    ==========    ==========     ==========


___________________
(a) Reflects operations for the period from October 20, 2003 (date of commencement of operations) to July 31, 2004 for Select, Preferred and Trust Shares.
^   Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 138-139 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                                             DISCIPLINED LARGE CAP
                                   SMALL CAP VALUE FUND         MULTI CAP VALUE FUND               VALUE FUND
                                 -------------------------    -------------------------     ------------------------
                                    YEAR          PERIOD         YEAR           YEAR           YEAR          YEAR
                                    ENDED         ENDED         ENDED          ENDED          ENDED         ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,       JULY 31,      JULY 31,
                                    2004         2003 (a)        2004           2003           2004          2003
                                 -----------    ----------    ----------     ----------     ----------    ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $    56,630    $   69,536    $   84,532     $  145,360     $  300,125    $  271,093
    Dividends reinvested               3,940            --           751             --         13,643         3,450
    Shares redeemed                  (36,181)       (4,795)      (66,562)       (42,995)       (74,461)      (58,036)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Institutional Shares        24,389        64,741        18,721        102,365        239,307       216,507
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class A Shares
    Shares issued                      2,347           230        15,347        173,850         17,304         4,193
    Dividends reinvested                  29            --           102             --            725           321
    Shares redeemed                     (331)          (27)       (5,995)      (174,716)       (12,995)       (4,113)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class A Shares               2,045           203         9,454           (866)         5,034           401
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class B Shares
    Shares issued                        428            96         3,955          2,576          1,325           786
    Dividends reinvested                   8            --            51             --            127            58
    Shares redeemed                      (41)           --        (1,772)        (2,169)          (562)         (582)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class B Shares                 395            96         2,234            407            890           262
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class C Shares
    Shares issued                        702            14         1,961            842          1,013           295
    Dividends reinvested                  17            --             7             --             43            14
    Shares redeemed                     (182)           --          (537)          (680)          (274)          (76)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class C Shares                 537            14         1,431            162            782           233
                                 -----------    ----------    ----------     ----------     ----------    ----------
Advisor Shares
    Shares issued                      1,481           201         7,464          3,535             NA            NA
    Dividends reinvested                  21            --           128             --             NA            NA
    Shares redeemed                     (120)           --       (11,525)       (10,992)            NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Advisor Shares               1,382           201        (3,933)        (7,457)            NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------

Change from capital transactions $    28,748    $   65,255    $   27,907     $   94,611     $  246,013    $  217,403
                                 ===========    ==========    ==========     ==========     ==========    ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                      2,856         4,435         3,830          9,108         23,119        26,178
    Dividends reinvested                 206            --            35             --          1,091           321
    Shares redeemed                   (1,846)         (286)       (3,042)        (2,659)        (5,812)       (5,616)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Institutional Shares         1,216         4,149           823          6,449         18,398        20,883
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class A Shares
    Shares issued                        117            14           704         11,165          1,340           390
    Dividends reinvested                   2            --             5             --             58            30
    Shares redeemed                      (17)           (2)         (269)       (11,266)          (979)         (391)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class A Shares                 102            12           440           (101)           419            29
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class B Shares
    Shares issued                         21             6           181            160            100            75
    Dividends reinvested                  --^           --             2             --             10             5
    Shares redeemed                       (2)           --           (82)          (139)           (43)          (56)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class B Shares                  19             6           101             21             67            24
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class C Shares
    Shares issued                         35             1            90             51             80            29
    Dividends reinvested                   1            --            --^            --              3             1
    Shares redeemed                       (9)           --           (25)           (44)           (21)           (8)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class C Shares                  27             1            65              7             62            22
                                 -----------    ----------    ----------     ----------     ----------    ----------
Advisor Shares
    Shares issued                         74            12           347            220             NA            NA
    Dividends reinvested                   1            --             6             --             NA            NA
    Shares redeemed                       (6)           --          (527)          (687)            NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Advisor Shares                  69            12          (174)          (467)            NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------

Change from share transactions         1,433         4,180         1,255          5,909         18,946        20,958
                                 ===========    ==========    ==========     ==========     ==========    ==========



                                         LIFEMODEL              LIFEMODEL MODERATELY
                                     AGGRESSIVE FUND SM          AGGRESSIVE FUND SM
                                 -------------------------    -------------------------
                                    YEAR          PERIOD         YEAR          PERIOD
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004         2003 (b)        2004         2003 (b)
                                 -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $    32,676    $   34,635    $   42,003     $   63,887
    Dividends reinvested                 881            58         1,625            272
    Shares redeemed                 (16,370)        (8,570)      (27,861)       (10,742)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares        17,187        26,123        15,767         53,417
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                     31,283         9,473        72,485         32,101
    Dividends reinvested                 522             5         1,637             77
    Shares redeemed                   (4,416)          (64)      (15,784)          (592)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares              27,389         9,414        58,338         31,586
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                      8,856         3,333        28,608         12,080
    Dividends reinvested                 149            --^          414              9
    Shares redeemed                     (702)         (138)       (2,663)          (491)
                                 -----------    ----------    ----------     ----------
Total Class B Shares                   8,303         3,195        26,359         11,598
                                 -----------    ----------    ----------     ----------
    Class C Shares
    Shares issued                      2,038           493         7,547          1,351
    Dividends reinvested                  29            --^           67              1
    Shares redeemed                     (707)           (3)         (982)           (52)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares               1,360           490         6,632          1,300
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------

Change from capital transactions $    54,239    $   39,222    $  107,096     $   97,901
                                 ===========    ==========    ==========     ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                      2,568         3,655         3,306          6,363
    Dividends reinvested                  70             6           130             25
    Shares redeemed                   (1,324)         (805)       (2,252)          (982)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares         1,314         2,856         1,184          5,406
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                      2,486           898         5,785          2,966
    Dividends reinvested                  42            --^          131              7
    Shares redeemed                     (347)           (7)       (1,234)           (55)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares               2,181           891         4,682          2,918
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                        710           331         2,279          1,137
    Dividends reinvested                  12            --^           33              1
    Shares redeemed                      (56)          (13)         (212)           (46)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                 666           318         2,100          1,092
                                 -----------    ----------    ----------     ----------
 Class C Shares
    Shares issued                        164            47           601            125
    Dividends reinvested                   2            --^            5             --^
    Shares redeemed                      (57)           --^          (78)            (5)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                 109            47           528            120
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions       4,270         4,112         8,494          9,536
                                 ===========    ==========    ==========     ==========



                                         LIFEMODEL              LIFEMODEL MODERATELY
                                      MODERATE FUND SM          CONSERVATIVE FUND SM
                                 -------------------------    -------------------------
                                    YEAR          PERIOD         YEAR          PERIOD
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004         2003 (b)        2004         2003 (b)
                                 -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $   293,587    $   70,787    $   16,845     $   46,382
    Dividends reinvested               3,255           447         1,496            346
    Shares redeemed                  (51,038)       (6,650)      (21,740)       (10,261)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares       245,804        64,584        (3,399)        36,467
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                     83,406        30,233        28,373         20,132
    Dividends reinvested               1,608           144         1,236             94
    Shares redeemed                  (17,065)       (3,365)       (8,496)        (1,384)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares              67,949        27,012        21,113         18,842
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                     24,584        14,479        13,543          8,987
    Dividends reinvested                 485            37           459             38
    Shares redeemed                   (3,637)         (754)       (2,100)          (421)
                                 -----------    ----------    ----------     ----------
Total Class B Shares                  21,432        13,762        11,902          8,604
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                      7,079         1,360         3,424          1,128
    Dividends reinvested                  83             3            62              4
    Shares redeemed                   (1,094)          (92)         (925)          (160)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares               6,068         1,271         2,561            972
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions $   341,253    $  106,629    $   32,177     $   64,885
                                 ===========    ==========    ==========     ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                     24,802         7,142         1,512          4,756
    Dividends reinvested                 279            43           136             33
    Shares redeemed                   (4,399)         (642)       (1,976)          (983)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares        20,682         6,543          (328)         3,806
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                      7,162         2,964         2,555          1,965
    Dividends reinvested                 139            14           112              9
    Shares redeemed                   (1,450)         (325)         (765)          (140)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares               5,851         2,653         1,902          1,834
                                 -----------    ----------    ----------     ----------
 Class B Shares
    Shares issued                      2,123         1,414         1,227            897
    Dividends reinvested                  42             4            42              4
    Shares redeemed                     (312)          (75)         (190)           (42)
                                 -----------    ----------    ----------     ----------
Total Class B Shares                   1,853         1,343         1,079            859
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                        612           130           310            112
    Dividends reinvested                   7            --^            6             --^
    Shares redeemed                      (94)           (8)          (84)           (16)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                 525           122           232             96
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         NA            NA            NA             NA
    Dividends reinvested                  NA            NA            NA             NA
    Shares redeemed                       NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  NA            NA            NA             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions      28,911        10,661         2,885          6,595
                                 ===========    ==========    ==========     ==========


___________________
(a) Reflects operations for the period from April 1, 2003 (date of commencement of operations) to July 31, 2003.
(b) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
^   Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 140-141 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                         LIFEMODEL                                                   SELECT
                                    CONSERVATIVE FUND SM        STRATEGIC INCOME FUND              STOCK FUND
                                 -------------------------    -------------------------     ------------------------
                                    YEAR          PERIOD         YEAR           YEAR           YEAR          YEAR
                                    ENDED         ENDED         ENDED          ENDED          ENDED         ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,       JULY 31,      JULY 31,
                                    2004         2003 (a)      2004 (b)         2003           2004          2003
                                 -----------    ----------    ----------     ----------     ----------    ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $     6,828    $   18,975    $   48,821     $   61,812     $    1,352    $    3,179
    Shares issued in merger               --            --            --             --             --            --
    Dividends reinvested                 544           191           645            291             --            --
    Shares redeemed                   (9,370)       (3,965)      (27,289)        (5,919)        (9,672)       (5,141)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Institutional Shares        (1,998)       15,201        22,177         56,184         (8,320)       (1,962)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class A Shares
    Shares issued                     17,121        10,175         1,045             NA          3,212           812
    Shares issued in merger               --            --            --             NA             --            --
    Dividends reinvested                 653           106             4             NA             --            --
    Shares redeemed                   (6,620)       (1,213)         (104)            NA         (2,524)       (1,675)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class A Shares              11,154         9,068           945             NA            688          (863)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class B Shares
    Shares issued                      7,782         9,135           387             NA            147           108
    Shares issued in merger               --            --            --             NA             --            --
    Dividends reinvested                 343            65             1             NA             --            --
    Shares redeemed                   (3,428)         (678)           (4)            NA            (71)          (43)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class B Shares               4,697         8,522           384             NA             76            65
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class C Shares
    Shares issued                      6,320         2,253        21,878         32,526             20             6
    Shares issued in merger               --            --            --             --             --            --
    Dividends reinvested                 145            13         1,233            487             --            --
    Shares redeemed                   (2,048)         (119)      (22,066)        (3,069)          (203)         (105)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class C Shares               4,417         2,147         1,045         29,944           (183)          (99)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Advisor Shares
    Shares issued                         NA            NA        19,845         23,160             NA            NA
    Shares issued in merger               NA            NA            --             --             NA            NA
    Dividends reinvested                  NA            NA         1,446          1,187             NA            NA
    Shares redeemed                       NA            NA       (18,194)       (19,863)            NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Advisor Shares                  NA            NA         3,097          4,484             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
Change from capital transactions $    18,270    $   34,938    $   27,648     $   90,612     $   (7,739)   $   (2,859)
                                 ===========    ==========    ==========     ==========     ==========    ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                        627         1,879         4,351          5,632             69           186
    Shares issued in merger               --            --            --             --             --            --
    Dividends reinvested                  51            18            58             26             --            --
    Shares redeemed                     (865)         (378)       (2,449)          (537)          (501)         (299)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Institutional Shares          (187)        1,519         1,960          5,121           (432)         (113)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class A Shares
    Shares issued                      1,581           997            95             NA            167            49
    Shares issued in merger               --            --            --             NA             --            --
    Dividends reinvested                  61            10            --^            NA             --            --
    Shares redeemed                     (610)         (116)           (9)            NA           (129)          (99)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class A Shares               1,032           891            86             NA             38           (50)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class B Shares
    Shares issued                        723           896            35             NA              8             7
    Shares issued in merger               --            --            --             NA             --            --
    Dividends reinvested                  32             6            --^            NA             --            --
    Shares redeemed                     (318)          (65)           --^            NA             (4)           (3)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class B Shares                 437           837            35             NA              4             4
                                 -----------    ----------    ----------     ----------     ----------    ----------
Class C Shares
    Shares issued                        586           221         1,953          2,958              1            --^
    Shares issued in merger               --            --            --             --             --            --
    Dividends reinvested                  13             1           111             45             --            --
    Shares redeemed                     (190)          (12)       (2,003)          (281)           (11)           (6)
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Class C Shares                 409           210            61          2,722            (10)           (6)
                                 -----------    ----------    ----------     ----------     ----------    ----------
Advisor Shares
    Shares issued                         NA            NA         1,756          2,133             NA            NA
    Shares issued in merger               NA            NA            --             --             NA            NA
    Dividends reinvested                  NA            NA           129            109             NA            NA
    Shares redeemed                       NA            NA        (1,631)        (1,848)            NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
    Total Advisor Shares                  NA            NA           254            394             NA            NA
                                 -----------    ----------    ----------     ----------     ----------    ----------
Change from share transactions         1,691         3,457         2,396          8,237           (400)         (165)
                                 ===========    ==========    ==========     ==========     ==========    ==========



                                                                    INTERNATIONAL
                                      TECHNOLOGY FUND                EQUITY FUND
                                 -------------------------    -------------------------
                                    YEAR           YEAR          YEAR           YEAR
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004           2003        2004 (c)         2003
                                 -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $    25,660    $    9,882    $  104,241     $   76,577
    Shares issued in merger               --            --       172,761             --
    Dividends reinvested                  --            --         2,209            571
    Shares redeemed                  (13,544)      (12,497)     (163,646)       (70,180)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares        12,116        (2,615)      115,565          6,968
                                 -----------    ----------    ----------     ----------

Class A Shares
    Shares issued                      7,293         2,131        16,084        104,039
    Shares issued in merger               --            --         5,153             --
    Dividends reinvested                  --            --           165             10
    Shares redeemed                   (4,677)       (1,824)       (6,195)      (103,907)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares               2,616           307        15,207            142
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                        940           375           379            121
    Shares issued in merger               --            --            70             --
    Dividends reinvested                  --            --             2             --
    Shares redeemed                     (549)         (302)          (65)           (36)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                 391            73           386             85
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                      1,882         1,439           374          4,447
    Shares issued in merger               --            --           379             --
    Dividends reinvested                  --            --             1             --
    Shares redeemed                     (886)         (591)         (557)        (4,290)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                 996           848           197            157
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                        402            43           765             NA
    Shares issued in merger               --            --        15,823             NA
    Dividends reinvested                  --            --            37             NA
    Shares redeemed                     (146)           (4)       (5,225)            NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                 256            39        11,400             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions $    16,375    $   (1,348)   $  142,755     $    7,352
                                 ===========    ==========    ==========     ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                      2,375         1,503        11,779         10,771
    Shares issued in merger               --            --        19,982             --
    Dividends reinvested                  --            --           252             81
    Shares redeemed                   (1,326)       (1,928)      (17,582)        (9,838)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares         1,049          (425)       14,431          1,014
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                        694           312         1,835         14,769
    Shares issued in merger               --            --           595             --
    Dividends reinvested                  --            --            19              1
    Shares redeemed                     (449)         (299)         (687)       (14,604)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares                 245            13         1,762            166
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                         93            58            41             17
    Shares issued in merger               --            --             8             --
    Dividends reinvested                  --            --            --^            --
    Shares redeemed                      (54)          (46)           (7)            (5)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                  39            12            42             12
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                        181           181            45            676
    Shares issued in merger               --            --            45             --
    Dividends reinvested                  --            --            --^            --
    Shares redeemed                      (92)          (71)          (69)          (652)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                  89           110            21             24
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         39             6            81             NA
    Shares issued in merger               --            --         1,826             NA
    Dividends reinvested                  --            --             4             NA
    Shares redeemed                      (15)           (1)         (583)            NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  24             5         1,328             NA
                                 -----------    ----------    ----------     ----------
Change from share transactions         1,446          (285)       17,584          1,216
                                 ===========    ==========    ==========     ==========



                                                                    INTERMEDIATE
                                         BOND FUND                    BOND FUND
                                 -------------------------    -------------------------
                                    YEAR           YEAR          YEAR           YEAR
                                    ENDED         ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,      JULY 31,       JULY 31,
                                    2004           2003          2004           2003
                                 -----------    ----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $    84,603    $   47,722    $  207,569     $  203,432
    Shares issued in merger               --            --            --             --
    Dividends reinvested               2,983         4,943         7,249         12,269
    Shares redeemed                 (114,066)     (156,060)     (302,980)      (247,530)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares       (26,480)     (103,395)      (88,162)       (31,829)
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                     10,586         8,055        16,139         34,744
    Shares issued in merger               --            --            --             --
    Dividends reinvested                 684           669         1,110          1,021
    Shares redeemed                   (9,430)       (8,142)      (15,769)       (31,428)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares               1,840           582         1,480          4,337
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                        426         2,249           147          4,239
    Shares issued in merger               --            --            --             --
    Dividends reinvested                 138           228           128            127
    Shares redeemed                   (3,535)       (1,938)       (1,819)        (1,361)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares              (2,971)          539        (1,544)         3,005
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                         87           502           543          1,808
    Shares issued in merger               --            --            --             --
    Dividends reinvested                  23            39            43             43
    Shares redeemed                     (596)         (485)       (1,271)          (306)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                (486)           56          (685)         1,545
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                        134           388            NA             NA
    Shares issued in merger               --            --            NA             NA
    Dividends reinvested                  15            21            NA             NA
    Shares redeemed                     (236)         (398)           NA             NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                 (87)           11            NA             NA
                                 -----------    ----------    ----------     ----------
Change from capital transactions $   (28,184)   $ (102,207)   $  (88,911)    $  (22,942)
                                 ===========    ==========    ==========     ==========

SHARE TRANSACTIONS:
Institutional Shares
    Shares issued                      8,270         4,677        20,481         19,910
    Shares issued in merger               --            --            --             --
    Dividends reinvested                 295           487           718          1,208
    Shares redeemed                  (11,327)      (15,340)      (30,042)       (24,255)
                                 -----------    ----------    ----------     ----------
    Total Institutional Shares        (2,762)      (10,176)       (8,843)        (3,137)
                                 -----------    ----------    ----------     ----------
Class A Shares
    Shares issued                      1,051           787         1,594          3,395
    Shares issued in merger               --            --            --             --
    Dividends reinvested                  68            66           110            100
    Shares redeemed                     (934)         (798)       (1,561)        (3,065)
                                 -----------    ----------    ----------     ----------
    Total Class A Shares                 185            55           143            430
                                 -----------    ----------    ----------     ----------
Class B Shares
    Shares issued                         42           222            15            417
    Shares issued in merger               --            --            --             --
    Dividends reinvested                  14            22            13             13
    Shares redeemed                     (351)         (190)         (182)          (133)
                                 -----------    ----------    ----------     ----------
    Total Class B Shares                (295)           54          (154)           297
                                 -----------    ----------    ----------     ----------
Class C Shares
    Shares issued                          9            49            54            177
    Shares issued in merger               --            --            --             --
    Dividends reinvested                   2             4             4              4
    Shares redeemed                      (59)          (48)         (126)           (30)
                                 -----------    ----------    ----------     ----------
    Total Class C Shares                 (48)            5           (68)           151
                                 -----------    ----------    ----------     ----------
Advisor Shares
    Shares issued                         13            38            NA             NA
    Shares issued in merger               --            --            NA             NA
    Dividends reinvested                   2             2            NA             NA
    Shares redeemed                      (24)          (39)           NA             NA
                                 -----------    ----------    ----------     ----------
    Total Advisor Shares                  (9)            1            NA             NA
                                 -----------    ----------    ----------     ----------
Change from share transactions        (2,929)      (10,061)       (8,922)        (2,259)
                                 ===========    ==========    ==========     ==========


___________________
(a) Reflects operations for the period from August 1, 2002 (date of commencement of operations) to July 31, 2003.
(b) Reflects operations for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004 for Class A and Class B shares.
(c) Reflects operations for the period from November 10, 2003 (date of commencement of operations) to July 31, 2004 for Advisor Shares.
^   Represents fewer than five hundred dollars/shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 142-143 Spread

FIFTH THIRD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED -- FUND SHARE TRANSACTIONS
                                                          (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------



                                                                    U.S. GOVERNMENT
                                     SHORT TERM BOND FUND              BOND FUND
                                 --------------------------    -------------------------
                                    YEAR           YEAR           YEAR           YEAR
                                    ENDED          ENDED         ENDED          ENDED
                                  JULY 31,        JULY 31,      JULY 31,       JULY 31,
                                  2004 (a)         2003           2004           2003
                                 -----------    -----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $   232,770    $   339,109    $   12,659     $   16,333
    Dividends reinvested               4,831          8,760         1,326          1,749
    Shares redeemed                 (223,970)      (158,490)      (20,172)       (17,578)
                                 -----------    -----------    ----------     ----------
    Total Institutional Shares        13,631        189,379        (6,187)           504
                                 -----------    -----------    ----------     ----------
Class A Shares
    Shares issued                     15,629         62,217        29,119         31,077
    Dividends reinvested                 756            716         1,236            386
    Shares redeemed                  (21,560)       (47,630)      (10,195)       (28,293)
                                 -----------    -----------    ----------     ----------
    Total Class A Shares              (5,175)        15,303        20,160          3,170
                                 -----------    -----------    ----------     ----------
Class B Shares
    Shares issued                         NA             NA            NA             NA
    Dividends reinvested                  NA             NA            NA             NA
    Shares redeemed                       NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
    Total Class B Shares                  NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
Class C Shares
    Shares issued                        757             NA           306         10,930
    Dividends reinvested                   6             NA           190            152
    Shares redeemed                     (228)            NA        (6,150)        (3,473)
                                 -----------    -----------    ----------     ----------
    Total Class C Shares                 535             NA        (5,654)         7,609
                                 -----------    -----------    ----------     ----------
Advisor Shares
    Shares issued                         NA             NA            NA             NA
    Dividends reinvested                  NA             NA            NA             NA
    Shares redeemed                       NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
    Total Advisor Shares                  NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
Change from capital transactions $     8,991    $   204,682    $    8,319     $   11,283
                                 ===========    ===========    ==========     ==========

SHARE TRANSACTIONS:
    Institutional Shares
    Shares issued                     24,026         34,436         1,242          1,550
    Dividends reinvested                 498            892           130            167
    Shares redeemed                  (23,028)       (16,098)       (1,964)        (1,667)
                                 -----------    -----------    ----------     ----------
    Total Institutional Shares         1,496         19,230          (592)            50
                                 -----------    -----------    ----------     ----------
Class A Shares
    Shares issued                      1,611          6,323         2,837          2,949
    Dividends reinvested                  78             73           121             37
    Shares redeemed                   (2,221)        (4,846)         (992)        (2,686)
                                 -----------    -----------    ----------     ----------
    Total Class A Shares                (532)         1,550         1,966            300
                                 -----------    -----------    ----------     ----------
Class B Shares
    Shares issued                         NA             NA            NA             NA
    Dividends reinvested                  NA             NA            NA             NA
    Shares redeemed                       NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
    Total Class B Shares                  NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
Class C Shares
    Shares issued                         78             NA            30          1,043
    Dividends reinvested                   1             NA            19             15
    Shares redeemed                      (24)            NA          (605)          (332)
                                 -----------    -----------    ----------     ----------
    Total Class C Shares                  55             NA          (556)           726
                                 -----------    -----------    ----------     ----------
Advisor Shares
    Shares issued                         NA             NA            NA             NA
    Dividends reinvested                  NA             NA            NA             NA
    Shares redeemed                       NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
    Total Advisor Shares                  NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
Change from share transactions         1,019         20,780           818          1,076
                                 ===========    ===========    ==========     ==========



                                                                     INTERMEDIATE
                                    MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
                                 --------------------------    -------------------------
                                    YEAR            YEAR          YEAR            YEAR
                                    ENDED          ENDED         ENDED           ENDED
                                  JULY 31,        JULY 31,      JULY 31,        JULY 31,
                                    2004            2003          2004            2003
                                 -----------    -----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $     7,893    $    18,993    $   18,353     $   21,551
    Dividends reinvested               1,219          1,509         2,688          2,487
    Shares redeemed                  (25,329)       (48,759)      (68,066)       (61,758)
                                 -----------    -----------    ----------     ----------
    Total Institutional Shares       (16,217)       (28,257)      (47,025)       (37,720)
                                 -----------    -----------    ----------     ----------
Class A Shares
    Shares issued                      7,061         16,253         6,508         18,912
    Dividends reinvested                  98             74           162            138
    Shares redeemed                   (6,586)       (15,970)       (6,460)       (19,161)
                                 -----------    -----------    ----------     ----------
    Total Class A Shares                 573            357           210           (111)
                                 -----------    -----------    ----------     ----------
Class B Shares
    Shares issued                        397            738           376            877
    Dividends reinvested                  45             28            38             20
    Shares redeemed                     (102)           (33)         (196)          (109)
                                 -----------    -----------    ----------     ----------
    Total Class B Shares                 340            733           218            788
                                 -----------    -----------    ----------     ----------
Class C Shares
    Shares issued                        135            680            83            602
    Dividends reinvested                  17             15            17             22
    Shares redeemed                     (332)          (342)         (709)          (161)
                                 -----------    -----------    ----------     ----------
    Total Class C Shares                (180)           353          (609)           463
                                 -----------    -----------    ----------     ----------
Advisor Shares
    Shares issued                         87            242            NA             NA
    Dividends reinvested                  15             12            NA             NA
    Shares redeemed                      (45)           (34)           NA             NA
                                 -----------    -----------    ----------     ----------
    Total Advisor Shares                  57            220            NA             NA
                                 -----------    -----------    ----------     ----------
Change from capital transactions $   (15,427)   $   (26,594)   $  (47,206)    $  (36,580)
                                 ===========    ===========    ==========     ==========

SHARE TRANSACTIONS:
    Institutional Shares
    Shares issued                        745          1,763         1,706          1,979
    Dividends reinvested                 115            143           251            232
    Shares redeemed                   (2,400)        (4,523)       (6,381)        (5,683)
                                 -----------    -----------    ----------     ----------
    Total Institutional Shares        (1,540)        (2,617)       (4,424)        (3,472)
                                 -----------    -----------    ----------     ----------
Class A Shares
    Shares issued                        668          1,505           608          1,743
    Dividends reinvested                   9              7            15             13
    Shares redeemed                     (622)        (1,470)         (603)        (1,763)
                                 -----------    -----------    ----------     ----------
    Total Class A Shares                  55             42            20             (7)
                                 -----------    -----------    ----------     ----------
Class B Shares
    Shares issued                         38             67            35             80
    Dividends reinvested                   4              3             4              2
    Shares redeemed                      (10)            (3)          (18)           (10)
                                 -----------    -----------    ----------     ----------
    Total Class B Shares                  32             67            21             72
                                 -----------    -----------    ----------     ----------
Class C Shares
    Shares issued                         13             63             8             56
    Dividends reinvested                   2              1             2              2
    Shares redeemed                      (32)           (32)          (67)           (15)
                                 -----------    -----------    ----------     ----------
    Total Class C Shares                 (17)            32           (57)            43
                                 -----------    -----------    ----------     ----------
Advisor Shares
    Shares issued                          9             22            NA             NA
    Dividends reinvested                   1              1            NA             NA
    Shares redeemed                       (4)            (3)           NA             NA
                                 -----------    -----------    ----------     ----------
    Total Advisor Shares                   6             20            NA             NA
                                 -----------    -----------    ----------     ----------
Change from share transactions        (1,464)        (2,456)       (4,440)        (3,364)
                                 ===========    ===========    ==========     ==========



                                            OHIO                       MICHIGAN
                                    MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
                                 --------------------------    -------------------------
                                    YEAR           YEAR           YEAR           YEAR
                                    ENDED          ENDED         ENDED          ENDED
                                  JULY 31,       JULY 31,       JULY 31,       JULY 31,
                                    2004           2003           2004           2003
                                 -----------    -----------    ----------     ----------
CAPITAL TRANSACTIONS:
Institutional Shares
    Shares issued                $     5,948    $    11,851    $   25,275     $   51,983
    Dividends reinvested                 416             66           446            658
    Shares redeemed                  (31,734)       (28,755)      (37,741)       (29,022)
                                 -----------    -----------    ----------     ----------
    Total Institutional Shares       (25,370)       (16,838)      (12,020)        23,619
                                 -----------    -----------    ----------     ----------
Class A Shares
    Shares issued                     16,923         27,163         1,995          6,401
    Dividends reinvested                 473            467           146            115
    Shares redeemed                  (15,435)       (20,871)       (2,774)        (1,999)
                                 -----------    -----------    ----------     ----------
    Total Class A Shares               1,961          6,759          (633)         4,517
                                 -----------    -----------    ----------     ----------
Class B Shares
    Shares issued                        853          2,867           350          1,979
    Dividends reinvested                 107             84            24             18
    Shares redeemed                   (1,340)          (514)         (792)          (337)
                                 -----------    -----------    ----------     ----------
    Total Class B Shares                (380)         2,437          (418)         1,660
                                 -----------    -----------    ----------     ----------
Class C Shares
    Shares issued                         82          5,323           254          3,443
    Dividends reinvested                 121            119            39             45
    Shares redeemed                   (2,287)        (2,724)       (2,438)          (278)
                                 -----------    -----------    ----------     ----------
    Total Class C Shares              (2,084)         2,718        (2,145)         3,210
                                 -----------    -----------    ----------     ----------
Advisor Shares
    Shares issued                         NA             NA            NA             NA
    Dividends reinvested                  NA             NA            NA             NA
    Shares redeemed                       NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
    Total Advisor Shares                  NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
Change from capital transactions $   (25,873)   $    (4,924)   $  (15,216)    $   33,006
                                 ===========    ===========    ==========     ==========

SHARE TRANSACTIONS:
    Institutional Shares
    Shares issued                        564          1,116         2,454          4,985
    Dividends reinvested                  39              6            43             63
    Shares redeemed                   (3,016)        (2,717)       (3,667)        (2,789)
                                 -----------    -----------    ----------     ----------
    Total Institutional Shares        (2,413)        (1,595)       (1,170)         2,259
                                 -----------    -----------    ----------     ----------
Class A Shares
    Shares issued                      1,607          2,570           196            614
    Dividends reinvested                  45             44            14             11
    Shares redeemed                   (1,480)        (1,968)         (269)          (193)
                                 -----------    -----------    ----------     ----------
    Total Class A Shares                 172            646           (59)           432
                                 -----------    -----------    ----------     ----------
Class B Shares
    Shares issued                         83            275            34            189
    Dividends reinvested                  10              8             2              2
    Shares redeemed                     (130)           (49)          (76)           (32)
                                 -----------    -----------    ----------     ----------
    Total Class B Shares                 (37)           234           (40)           159
                                 -----------    -----------    ----------     ----------
Class C Shares
    Shares issued                          8            504            25            331
    Dividends reinvested                  12             11             4              4
    Shares redeemed                     (220)          (256)         (237)           (27)
                                 -----------    -----------    ----------     ----------
    Total Class C Shares                (200)           259          (208)           308
                                 -----------    -----------    ----------     ----------
Advisor Shares
    Shares issued                         NA             NA            NA             NA
    Dividends reinvested                  NA             NA            NA             NA
    Shares redeemed                       NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
    Total Advisor Shares                  NA             NA            NA             NA
                                 -----------    -----------    ----------     ----------
Change from share transactions        (2,478)          (456)       (1,477)         3,158
                                 ===========    ===========    ==========     ==========


___________________
(a) Reflects operations for the period from August 1, 2003 (date of commencement of operations) to July 31, 2004 for Class C Shares.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                 144-145 Spread.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2004
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Massachusetts business trust. At July 31, 2004, the Trust consisted of thirty-five separate investment portfolios.

The accompanying financial statements and notes relate only to the following Funds (individually the "Fund" and collectively the "Funds"):

PORTFOLIO NAME
--------------

Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
   Fund")
Fifth Third LifeModel Aggressive Fund SM ("LifeModel Aggressive Fund SM") Fifth Third LifeModel Moderately Aggressive Fund SM ("LifeModel Moderately
   Aggressive Fund SM")
Fifth Third LifeModel Moderate Fund SM ("LifeModel Moderate Fund SM")
Fifth Third LifeModel Moderately Conservative Fund SM ("LifeModel Moderately
   Conservative Fund SM")
Fifth Third LifeModel Conservative Fund SM ("LifeModel Conservative Fund SM") Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Select Stock Fund ("Select Stock Fund", formerly the "Fifth Third
   Large Cap Opportunity Fund")
Fifth Third Large Cap Opportunity Fund") Fifth Third Technology Fund
   ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")
Fifth Third Bond Fund ("Bond Fund")
Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")
Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund")
Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond
   Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

The Short Term Bond Fund and U.S. Government Bond Fund offers three classes of shares: Institutional Shares, Class A Shares and Class C Shares. The Large Cap Core Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Select Stock Fund, Intermediate Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund offer four classes of shares:
Institutional Shares, Class A Shares, Class B Shares and Class C Shares. The Equity Index Fund offers eight classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares, Advisor Shares, Select Shares, Preferred Shares and Trust Shares. The remainder of the Funds each offer five classes of shares: Institutional Shares, Class A Shares, Class B Shares, Class C Shares and Advisor Shares. The Class A Shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of Class B Shares made within six years of purchase and certain redemptions of Class C Shares made within one year of purchase are subject to contingent deferred sales charges in accordance with the Funds' prospectus. Each class of shares for each Fund has identical rights and privileges except with respect to administrative services fees paid by Class C Shares, Select Shares, Preferred Shares and Trust Shares, distribution services fees paid by Class A Shares, Class B Shares, Class C Shares and Advisor Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. Effective January 16, 2004, the Micro Cap Value Fund was closed to all investors with the exception of certain "qualified" retirement plans. Effective January 30, 2004, Class B Shares of the Intermediate Bond Fund and Intermediate Municipal Bond Fund were closed for purchases to all investors.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

(2) REORGANIZATION

On November 10, 2003, the net assets of the Fifth Third Worldwide Fund and the Fifth Third International GDP Fund were exchanged for shares of the International Equity Fund. This exchange qualified as a tax-free exchange for federal income tax purposes. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the exchange (Amounts in thousands except per share amounts):



                                         INSTITUTIONAL SHARES           CLASS A SHARES
                                      --------------------------   ------------------------
                                                           NET                        NET
                                                 NET      ASSET              NET     ASSET
                                      SHARES    ASSETS    VALUE    SHARES  ASSETS    VALUE
                                      ------   --------   ------   ------  -------   ------
Worldwide Fund (a)                       253   $  3,277   $12.96       NA       NA       NA
International Equity Fund (a)         23,754    205,379     8.65    1,313  $11,378   $ 8.67
International GDP Fund (a)            14,770    169,484    11.47      457    5,153    11.27
                                      ------   --------   ------   ------  -------   ------
International Equity Fund (b) (c)     43,736   $378,140   $ 8.65    1,908  $16,531   $ 8.67




                                            CLASS B SHARES              CLASS C SHARES
                                      --------------------------   ------------------------
                                                           NET                        NET
                                                 NET      ASSET              NET     ASSET
                                      SHARES    ASSETS    VALUE    SHARES  ASSETS    VALUE
                                      ------   --------   ------   ------  -------   ------
Worldwide Fund (a)                        NA         NA       NA       30  $   370   $12.52
International Equity Fund (a)             48   $    413   $ 8.59       16      134     8.38
International GDP Fund (a)                 6         70    11.41        1        9    11.51
                                      ------   --------   ------   ------  -------   ------
International Equity Fund (b) (c)         56   $    483   $ 8.59       61  $   513   $ 8.38




                                            ADVISOR SHARES
                                      --------------------------
                                                           NET       UNREALIZED
                                                 NET      ASSET     APPRECIATION
                                      SHARES    ASSETS    VALUE    (DEPRECIATION)
                                      ------   --------   ------   --------------
Worldwide Fund (a)                     1,249   $ 15,823   $12.67         $  1,422
International Equity Fund (a)             NA         NA       NA            4,477
International GDP Fund (a)                NA         NA       NA          (33,788)
                                      ------   --------   ------   --------------
International Equity Fund (b) (c)      1,826   $ 15,823   $ 8.67         $(27,889)


__________________________
(a) Before reorganization.
(b) After reorganization.
(c) The Fifth Third International Equity Fund retained its investment objective and financial history after the reorganization.

(3) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as, the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Securities invested in the International Equity Fund are valued at the closing mid-market price on that exchange on the day of computation. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees ("Trustees"). Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to value its foreign securities. When the International Equity Fund uses fair value pricing, the value assigned to the International Equity Fund's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

REPURCHASE AGREEMENTS--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. (the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into forward currency contracts ("forward"), which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

FOREIGN CURRENCY COMMITMENTS--The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities of foreign currency exchange transactions. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The International Equity Fund held $2,825,789 in cash as collateral for its futures contracts which is restricted as to its use by the Fund.

The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

OPTION CONTRACTS--The Funds, with the exception of the Micro Cap Value Fund, the Multi Cap Value Fund and the Strategic Income Fund, may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the accompanying financial statements.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

LENDING PORTFOLIO SECURITIES--To generate additional income, the Funds may lend up to one-third of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the prior day's market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

When cash is received as collateral for securities loaned, the Funds may invest such cash in short-term U.S. Government securities, repurchase agreements, or other short-term corporate securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. Fixed income securities received as collateral are not recorded as an asset or liability of the Fund because the Fund does not have effective control of such securities.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

standing and creditworthy under guidelines established by the Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

IN-KIND REDEMPTIONS--In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Funds recognize a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Funds recognize a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended July 31, 2004, the Small Cap Growth Fund, Equity Index Fund and Short Term Bond Fund realized $14,798,578, $27,997,420 and $295,083 of net gain on
$68,068,238, $216,918,369 and $57,127,702 of in-kind redemptions, respectively.

OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one series of the Trust are allocated among the respective series based upon relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as distribution fees.

DISTRIBUTIONS TO SHAREHOLDERS--Dividends, if any, from net investment income are declared daily and paid monthly for the Strategic Income Fund. Dividends, if any, from net investment income are declared and paid monthly for the Bond Fund, Intermediate Bond Fund, Short Term Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund. Dividends, if any, from net investment income are declared and paid quarterly for the Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM, LifeModel Conservative Fund SM, Select Stock Fund and Technology Fund. Dividends, if any, from net investment income are declared and paid annually for the Small Cap Growth Fund, Small Cap Value Fund and International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends to shareholders are recorded on the ex-dividend date.

Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, amortization and/or accretion of securities, foreign currency transactions, expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

FEDERAL TAXES--It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets, as follows: 0.70% for the Small Cap Growth Fund and Large Cap Core Fund, 0.80% for the Mid Cap Growth Fund, Quality Growth Fund, Balanced Fund, Disciplined Large Cap Value Fund and Select Stock Fund, 0.30% for the Equity Index Fund, 1.00% for the Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Technology Fund and International Equity Fund, 0.90% for the Small Cap Value Fund, 0.15% for the LifeModel Aggressive Fund SM, LifeModel Moderately Aggressive Fund SM, LifeModel Moderate Fund SM, LifeModel Moderately Conservative Fund SM and LifeModel Conservative FundSM, 0.60% for the Bond Fund, 0.55% for the Intermediate Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund, 0.50% for the Short Term Bond Fund and 0.45% for the Michigan Municipal Bond Fund.

Morgan Stanley Asset Management, Inc. is the International Equity Fund's Sub-Advisor. The Advisor compensates the Sub-Advisor at a rate based on the Fund's average daily net assets. The Advisor assumed all advisory services for the Small Cap Value Fund on May 1, 2004, as the sub-advisory agreement with Chartwell Investment Partners L.P. automatically terminated on April 30, 2004.

ADMINISTRATIVE FEE--Fifth Third Bank ("Fifth Third"), an affiliate of the Advisor, serves as the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Under the terms of the administration agreement, Fifth Third's fees are computed as a percentage of the average daily net assets of the Trust for the period. Administration fees are computed at 0.20% of the first $1 billion of the average daily net assets of the Trust, 0.18% of the average daily net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of the average daily net assets of the Trust. In addition, there shall be an annual fee of $10,000 per class in excess of four classes per Fund. Effective with the start of fiscal year 2003, any Fund that commences operations shall be subject to an annual minimum fee of $20,000. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of the Trust subject to certain minimums and reimbursement of out-of-pocket expenses. In addition, BISYS provides an employee to serve as Chief Compliance Officer for the Funds including providing certain related services, for which it receives an additional fee.

The Advisor and Administrator have entered into expense limitation agreements with the Trust. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the Fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the Fund to exceed the expense limit. For the period from November 30, 2003 through July 31, 2004, the expense limits and the cumulative reimbursement that may potentially be made by the Funds is as follows (Amounts in thousands):



                                  LARGE CAP    SMALL CAP     SELECT STOCK     BOND    INTERMEDIATE
                                  CORE FUND    VALUE FUND        FUND         FUND      BOND FUND
                                  ---------    ----------    ------------     -----   ------------
Institutional Shares                   0.92%         1.25%           1.45%     0.79%          0.76%
Class A Shares                         1.17%         1.50%           1.70%     1.04%          1.01%
Class B Shares                         1.92%         2.25%           2.45%     1.79%          1.76%
Class C Shares                         1.92%         2.25%           2.45%     1.79%          1.76%
Advisor Shares                           NA          1.75%             NA      1.29%            NA

Amount subject to recoupment
  expiring on November 30, 2004       $ 109        $   71           $  46     $ 236          $ 296


FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------



                                                               INTERMEDIATE     MICHIGAN
                                    SHORT TERM   MUNICIPAL      MUNICIPAL       MUNICIPAL
                                    BOND FUND    BOND FUND      BOND FUND       BOND FUND
                                    ----------   ---------     ------------     ---------
Institutional Shares                      0.74%       0.79%            0.73%         0.69%
Class A Shares                            0.99%       1.04%            0.98%         0.94%
Class B Shares                              NA        1.79%            1.73%         1.69%
Class C Shares                            1.74%       1.79%            1.73%         1.69%
Advisor Shares                              NA        1.29%              NA            NA

Amount subject to recoupment
   expiring on November 30, 2004         $ 111       $  94            $ 210         $  82




                                                                LIFEMODEL
                                       EQUITY    LIFEMODEL      MODERATELY      LIFEMODEL
                                       INDEX     AGGRESSIVE     AGGRESSIVE      MODERATE
                                        FUND      FUND SM        FUND SM        FUND SM
                                      --------   ----------     -----------     ---------
Institutional Shares                      0.19%       0.08%            0.08%         0.08%
Class A Shares                            0.44%       0.33%            0.33%         0.33%
Class B Shares                            1.19%       1.08%            1.08%         1.08%
Class C Shares                            1.19%       1.08%            1.08%         1.08%
Advisor Shares                            0.69%         NA               NA            NA
Select Shares                             0.27%         NA               NA            NA
Preferred Shares                          0.34%         NA               NA            NA
Trust Shares                              0.44%         NA               NA            NA

Amount subject to recoupment
   expiring on November 30, 2005.       $1,542       $ 469*           $ 855*      $ 1,132*




                                               LIFEMODEL
                                               MODERATELY       LIFEMODEL    INTERNATIONAL
                                              CONSERVATIVE     CONSERVATIVE      EQUITY
                                                FUND SM          FUND SM          FUND
                                              ------------     ------------  -------------
Institutional Shares                                  0.08%            0.08%         1.35%
Class A Shares                                        0.33%            0.33%         1.60%
Class B Shares                                        1.08%            1.08%         2.35%
Class C Shares                                        1.08%            1.08%         2.35%
Advisor Shares                                          NA               NA          1.85%

Amount subject to recoupment
   expiring on November 30, 2005.                    $ 543*          $  374*        $ 187


* Amount of recoupment is for the period from August 1, 2002 through July 31, 2004.

Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Class A Shares, Class B Shares, Class C Shares and Advisor Shares to finance activities intended to result in the sales of each Funds' shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets for Class A Shares, up to 1.00% of the average daily net assets for Class B Shares, up to 0.75% of the average daily net assets for Class C Shares and up to 0.50% of the average daily net assets for Advisor Shares, annually, to compensate the distributor. For the year ended July 31, 2004, the Distributor received $5,749,067 from commissions earned on sales of Class A Shares and redemption of Class B Shares and Class C Shares, of which, the Distributor re-allowed $5,636,679 to affiliated broker-dealers of the Funds.

ADMINISTRATIVE SERVICES FEE--The Trust has approved an Administrative Services Agreement with the Distributor with respect to Class C Shares, Select Shares, Preferred Shares and Trust Shares. Under the Agreement, the Funds may make payments to the distributor and other financial institutions, which may include affiliates of the advisor, of up to 0.25% of the average daily net assets for Class C Shares, up to 0.08% of the average daily net assets for Select Shares, up to 0.15% of the average daily net assets for Preferred Shares and up to 0.25% of the average daily net assets for Trust Shares in exchange for certain administrative services fees for shareholders and for the maintenance of shareholder accounts.

                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

TRANSFER AND DIVIDEND DISBURSING AGENT, ACCOUNTING AND CUSTODY FEES--Fifth Third serves as transfer and dividend disbursing agent, maintains the Funds' accounting records and is the Funds' custodian for which it receives a fee based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. Transfer Agent fees are computed at 0.0225% of the average daily net assets of each Funds' shares. In addition, there shall be an annual fee of $7,500 per additional class of shares per Fund. Accounting fees are computed at 0.02% of the average daily net assets of each Funds' shares up to $500 million, 0.015% of the average daily net assets of each Funds' shares between $500 million and $1 billion, and 0.01% of more than $1 billion of the average daily net assets of each Funds' shares. The minimum annual fee per Fund shall be $30,000. In addition, there shall be an annual fee of $10,000 per additional class of shares per Fund. Custody fees are computed at 0.01% of the average daily net assets of each Funds' shares up to $25 million, 0.0075% of the average daily net assets of each Funds' shares between $25 million and $100 million, 0.005% of the average daily net assets of each Funds' shares between $100 million and $200 million, and 0.0025% of more than $200 million of the average daily net assets of each Funds' shares plus transaction charges. Pursuant to a separate agreement with Fifth Third, BISYS Fund Services Ohio, Inc., a wholly owned subsidiary of The BISYS Group, Inc., performs sub-transfer and dividend disbursing agent services and sub-accounting services on behalf of the Funds, for which it receives a fee from Fifth Third computed as a percentage of the average daily net assets of each Fund plus annual fees for additional classes of shares per Fund and reimbursement of out-of-pocket fees and other miscellaneous expenses.

Certain officers of the Trust are affiliated with the above companies, but are not paid any fees directly by the Trust for serving as officers of the Trust.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the period ended July 31, 2004, were as follows (Amounts in thousands):

                                            PURCHASES       SALES
                                            ----------   ----------
Small Cap Growth Fund                       $  316,526   $  514,950
Mid Cap Growth Fund                            315,034      312,925
Quality Growth Fund                            473,619      397,902
Large Cap Core Fund                            147,821      257,249
Equity Index Fund                               82,976      220,952
Balanced Fund                                  390,585      484,671
Micro Cap Value Fund                            87,423       45,978
Small Cap Value Fund                           244,800      229,846
Multi Cap Value Fund                            65,081       46,272
Disciplined Large Cap Value Fund               335,474      108,137
LifeModel Aggressive Fund SM                    68,580       16,908
LifeModel Moderately Aggressive Fund SM        130,476       27,538
LifeModel Moderate Fund SM                     374,645       37,595
LifeModel Moderately Conservative Fund SM       49,583       17,252
LifeModel Conservative Fund SM                  29,333       12,536
Strategic Income Fund                           83,717       58,915
Select Stock Fund                               17,349       24,532
Technology Fund                                119,402      102,502
International Equity Fund                      151,608      217,421
Bond Fund                                    1,223,597    1,258,280
Intermediate Bond Fund                       1,329,571    1,382,319
Short Term Bond Fund                           431,117      419,051
U.S. Government Bond Fund                      141,568      136,824
Municipal Bond Fund                             24,980       43,899
Intermediate Municipal Bond Fund               238,047      244,777
Ohio Municipal Bond Fund                        25,803       57,102
Michigan Municipal Bond Fund                    26,041       36,320

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

(6) LINE OF CREDIT

The Trust participates in a credit agreement with Citibank N.A. Under the terms of the agreement, the Trust may borrow up to $75 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank N.A. receives an annual facility fee of 0.09% on the aggregate principal amount committed under the agreement for providing the Line of Credit. Each Fund pays a pro-rata portion of this facility fee, plus any interest on amounts borrowed. For the year ended July 31, 2004, there were no borrowings against the line of credit.

(7) FEDERAL TAX INFORMATION

The Funds designate the following amounts as long term capital gain distributions qualifying for the maximum 15% income tax rate for individuals. The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares. (Amounts in thousands):

                                           AMOUNT
                                           -------
Small Cap Growth Fund                      $56,925
Micro Cap Value Fund                         6,560
Multi Cap Value Fund                         1,207
Disciplined Large Cap Value Fund             8,117
LifeModel Aggressive Fund SM                    94
LifeModel Moderately Aggressive Fund SM         25
LifeModel Moderate Fund SM                      28
LifeModel Moderately Conservative Fund SM       12
LifeModel Conservative Fund SM                   7
U.S. Government Bond Fund                      529
Municipal Bond Fund                          1,274
Intermediate Municipal Bond Fund             2,793
Ohio Municipal Bond Fund                       555
Michigan Municipal Bond Fund                   186

The tax character of distributions paid during the fiscal year ended July 31, 2004 was as follows (Amounts in thousands):



                                                DISTRIBUTIONS PAID FROM
                                                -----------------------
                                                         NET
                                                      LONG TERM     TAX         TOTAL
                                           ORDINARY    CAPITAL    EXEMPT    DISTRIBUTIONS
                                            INCOME      GAINS     INCOME         PAID
                                           --------   ---------   -------   -------------
Small Cap Growth Fund                            --     $38,533        --         $38,533
Large Cap Core Fund                         $ 1,268          --        --           1,268
Equity Index Fund                             8,131          --        --           8,131
Balanced Fund                                 2,629          --        --           2,629
Micro Cap Value Fund                          5,591       6,560        --          12,151
Small Cap Value Fund                          4,071          --        --           4,071
Multi Cap Value Fund                            508         928        --           1,436
Disciplined Large Cap Value Fund             11,531       8,117        --          19,648
LifeModel Aggressive Fund SM                  1,590           7        --           1,597
LifeModel Moderately Aggressive Fund SM       3,790          25        --           3,815
LifeModel Moderate Fund SM                    5,489          28        --           5,517
LifeModel Moderately Conservative Fund SM     3,330          12        --           3,342
LifeModel Conservative Fund SM                1,741           7        --           1,748
Strategic Income Fund                         7,316          --        --           7,316
International Equity Fund                     4,086          --        --           4,086
Bond Fund                                    11,354          --        --          11,354
Intermediate Bond Fund                       29,176          --        --          29,176
Short Term Bond Fund                         15,629          --        --          15,629
U.S. Government Bond Fund                     2,781         529        --           3,310
Municipal Bond Fund                             325         861   $ 2,907           4,093
Intermediate Municipal Bond Fund                497       2,119     9,854          12,470
Ohio Municipal Bond Fund                         --         436     5,724           6,160
Michigan Municipal Bond Fund                     --         186     3,500           3,686


                                                               FIFTH THIRD FUNDS
                                        NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                                   JULY 31, 2004
--------------------------------------------------------------------------------

The tax character of distributions paid during the fiscal year ended July 31, 2003 was as follows (Amounts in thousands):



                                               DISTRIBUTIONS PAID FROM
                                               -----------------------
                                                          NET
                                                       LONG TERM     TAX         TOTAL
                                            ORDINARY    CAPITAL    EXEMPT    DISTRIBUTIONS
                                             INCOME      GAINS     INCOME        PAID
                                            --------   ---------   -------   -------------
Quality Growth Fund                          $    46          --        --         $    46
Large Cap Core Fund                            3,353          --        --           3,353
Equity Index Fund                              8,109          --        --           8,109
Balanced Fund                                  3,953          --        --           3,953
Micro Cap Value Fund                              30     $   645        --             675
Disciplined Large Cap Value Fund               3,542       2,914        --           6,456
LifeModel Aggressive Fund SM                      64          --        --              64
LifeModel Moderately Aggressive Fund SM          368          --        --             368
LifeModel Moderate Fund SM                       644          --        --             644
LifeModel Moderately Conservative Fund SM        503          --        --             503
LifeModel Conservative Fund SM                   384          --        --             384
Strategic Income Fund                          3,714          --        --           3,714
International Equity Fund                        888          --        --             888
Bond Fund                                     16,599          --        --          16,599
Intermediate Bond Fund                        34,323          --        --          34,323
Short Term Bond Fund                          16,895          --        --          16,895
U.S. Government Bond Fund                      2,461         590        --           3,051
Municipal Bond Fund                              148       1,270   $ 3,674           5,092
Intermediate Municipal Bond Fund                  49       2,213    11,118          13,380
Ohio Municipal Bond Fund                          --          --     6,628           6,628
Michigan Municipal Bond Fund                      44         336     3,538           3,918


As of July 31, 2004, the components of accumulated earnings/(deficit) on a tax basis was as follows (Amounts in thousands):



                                           UNDISTRIBUTE   UNDISTRIBUTED UNDISTRIBUTED
                                            TAX EXEMPT     ORDINARY       LONG-TERM     DISTRIBUTIONS
                                              INCOME        INCOME      CAPITAL GAINS      PAYABLE
                                           ------------   -----------   -------------   -------------
Small Cap Growth Fund                                --            --       $  44,826              --
Mid Cap Growth Fund                                  --            --              --              --
Quality Growth Fund                                  --            --              --              --
Large Cap Core Fund                                  --     $   2,828              --              --
Equity Index Fund                                    --           430              --              --
Balanced Fund                                        --           204              --              --
Micro Cap Value Fund                                 --         3,376          11,531              --
Small Cap Value Fund                                 --         7,393           3,613              --
Multi Cap Value Fund                                 --            --          10,040              --
Disciplined Large Cap Value Fund                     --         3,054          10,680              --
LifeModel Aggressive Fund SM                         --            --             685              --
LifeModel Moderately Aggressive Fund SM              --           225           1,350              --
LifeModel Moderate Fund SM                           --           587           1,019              --
LifeModel Moderately Conservative Fund SM            --           314             622              --
LifeModel Conservative Fund SM                       --           370             183              --
Strategic Income Fund                                --           440              --       $    (609)
Select Stock Fund                                    --            --              --              --
Technology Fund                                      --            --              --              --
International Equity Fund                            --         3,869              --              --
Bond Fund                                            --            49              --              --
Intermediate Bond Fund                               --           194              --              --
Short Term Bond Fund                                 --            72              --              --
U.S. Government Bond Fund                            --            46              --              --
Municipal Bond Fund                           $      11            --           2,245              --
Intermediate Municipal Bond Fund                     95            --           1,754              --
Ohio Municipal Bond Fund                             25            --             812              --
Michigan Municipal Bond Fund                          8            --              --              --




                                           ACCUMULATED                          TOTAL
                                           CAPITAL AND       UNREALIZED      ACCUMULATED
                                              OTHER        APPRECIATION/      EARNINGS/
                                              LOSSES      (DEPRECIATION)*     (DEFICIT)
                                           ------------   ----------------   ------------
Small Cap Growth Fund                                --          $  37,248      $  82,074
Mid Cap Growth Fund                           $ (24,599)            48,269         23,670
Quality Growth Fund                            (147,947)           103,564        (44,383)
Large Cap Core Fund                             (45,013)             7,418        (34,767)
Equity Index Fund                               (53,138)           226,230        173,522
Balanced Fund                                   (59,432)             8,421        (50,807)
Micro Cap Value Fund                                 --             63,284         78,191
Small Cap Value Fund                                 --              5,534         16,540
Multi Cap Value Fund                                 --             68,424         78,464
Disciplined Large Cap Value Fund                     --             98,545        112,279
LifeModel Aggressive Fund SM                         --              9,953         10,638
LifeModel Moderately Aggressive Fund SM              --             17,658         19,233
LifeModel Moderate Fund SM                           --              7,665          9,271
LifeModel Moderately Conservative Fund SM            --              5,307          6,243
LifeModel Conservative Fund SM                       --                805          1,358
Strategic Income Fund                              (229)             2,542          2,144
Select Stock Fund                               (17,788)               799        (16,989)
Technology Fund                                 (51,899)            (1,903)       (53,802)
International Equity Fund                       (50,634)           (33,373)       (80,138)
Bond Fund                                        (1,906)             2,846            989
Intermediate Bond Fund                          (25,395)             1,789        (23,412)
Short Term Bond Fund                             (8,674)            (7,360)       (15,962)
U.S. Government Bond Fund                          (420)               398             24
Municipal Bond Fund                                  --              4,647          6,903
Intermediate Municipal Bond Fund                     --             11,774         13,623
Ohio Municipal Bond Fund                             --              5,696          6,533
Michigan Municipal Bond Fund                        (27)             1,487          1,468


_______________
* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investments trusts.

FIFTH THIRD FUNDS
NOTES TO FINANCIAL STATEMENTS, CONTINUED
JULY 31, 2004
--------------------------------------------------------------------------------

As of July 31, 2004, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the treasury regulations (Amounts in thousands):



                                                               EXPIRATION YEAR
                            -------------------------------------------------------------------------------------
                              2005       2006       2007       2008       2009       2010       2011       2012      TOTAL
                            --------   --------   --------   --------   --------   --------   --------   --------   --------
Mid Cap Growth Fund               --         --         --         --         --         --   $ 24,599         --   $ 24,599
Quality Growth Fund               --         --         --         --         --   $ 10,584    133,396         --    143,980
Large Cap Core Fund               --         --         --         --         --         --         --   $    793        793
Equity Index Fund                 --         --         --         --   $  4,024      3,128     45,380        606     53,138
Balanced Fund                     --         --         --         --         --      1,225     58,207         --     59,432
Strategic Income Fund             --         --         --   $    229         --         --         --         --        229
Select Stock Fund                 --         --         --         --         --     14,725      3,024         39     17,788
Technology Fund                   --         --         --         --         --     18,958     32,941         --     51,899
International Equity Fund         --         --         --         --         --         --      6,809         --      6,809
Bond Fund                         --         --         --        727         --         --         --        664      1,391
Intermediate Bond Fund            --         --         --      3,390         --        313         --      2,968      6,671
Short Term Bond Fund        $  1,366   $    238   $    220      1,126         --         --         --        733      3,683
U.S. Government Bond Fund         --         --         --         --         --         --         --        330        330


As of July 31, 2004, the following Funds have additional capital loss carryforwards, subject to certain limitations on availability, to offset future capital gains, if any, as the successor of a merger (Amounts in thousands):



                                            EXPIRATION YEAR
                            -----------------------------------------------
                             2005      2008      2009      2010      2011      TOTAL
                            -------   -------   -------   -------   -------   -------
Large Cap Core Fund              --   $22,479   $21,741        --        --   $44,220
International Equity Fund        --     3,692     2,500   $32,328   $ 5,305    43,825
Intermediate Bond Fund      $   374    10,029       970        --        --    11,373


Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended July 31, 2004, the Funds deferred to August 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of (Amounts in thousands):

                                   CAPITAL
                                   LOSSES
                                   -------
Quality Growth Fund                 $3,967
Bond Fund                              515
Intermediate Bond Fund               7,351
Short Term Bond Fund                 4,991
U.S. Government Bond Fund               90
Michigan Municipal Bond Fund            27

(8) CONCENTRATION OF CREDIT RISK

The International Equity Fund invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Intermediate Municipal Bond Fund held a substantial amount of their assets in debt obligations issued by the State of Michigan and their political subdivisions, agencies and public authorities at July 31, 2004. The Fund is more susceptible to factors adversely affecting issuers of Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

The Ohio Municipal Bond Fund and the Michigan Municipal Bond Fund invest a substantial portion of their assets in debt obligations issued by the State of Ohio and the State of Michigan, respectively, and their political subdivisions, agencies and public authorities. The Funds are more susceptible to factors adversely affecting issuers of Ohio and Michigan municipal securities than a Fund that is not concentrated in these issuers to the same extent.

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                                       157

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                               CHANGE IN NET ASSETS
                                                             RESULTING FROM OPERATIONS
                                                             ----------------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED     CHANGE IN
                                                NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,          NET           FROM        RESULTING
                                                BEGINNING      INVESTMENT    INVESTMENT       FROM
                                                OF PERIOD    INCOME/(LOSS)  TRANSACTIONS   OPERATIONS
                                                ---------    ------------- -------------    ---------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   15.46            0.02           4.16         4.18
Year ended 12/31/00                             $   19.29              --          (0.08)       (0.08)
1/01/01 to 7/31/01(c)                           $   19.02           (0.02)         (1.08)       (1.10)
Year ended 7/31/02                              $   17.86           (0.04)         (3.56)       (3.60)
Year ended 7/31/03                              $   13.70           (0.03)          2.23         2.20
Year ended 7/31/04                              $   15.90           (0.12)+         1.43         1.31
                                                ---------    ------------   ------------    ---------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/99                             $   15.39           (0.02)          4.15         4.13
Year ended 12/31/00                             $   19.19              --          (0.13)       (0.13)
1/01/01 to 7/31/01(c)                           $   18.87           (0.04)         (1.06)       (1.10)
Year ended 7/31/02                              $   17.71           (0.07)         (3.56)       (3.63)
Year ended 7/31/03                              $   13.52           (0.06)          2.19         2.13
Year ended 7/31/04                              $   15.65           (0.17)+         1.43         1.26
                                                ---------    ------------   ------------    ---------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   16.54           (0.05)         (2.34)       (2.39)
Year ended 7/31/03                              $   13.59           (0.14)          2.16         2.02
Year ended 7/31/04                              $   15.61           (0.29)+         1.43         1.14
                                                ---------    ------------   ------------    ---------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   16.54           (0.11)         (2.28)       (2.39)
Year ended 7/31/03                              $   13.59           (0.14)          2.17         2.03
Year ended 7/31/04                              $   15.62           (0.29)+         1.43         1.14
                                                ---------    ------------   ------------    ---------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   16.54           (0.03)         (2.31)       (2.34)
Year ended 7/31/03                              $   13.64           (0.06)          2.17         2.11
Year ended 7/31/04                              $   15.75           (0.21)+         1.44         1.23
                                                ---------    ------------   ------------    ---------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $   15.87           (0.04)          4.63         4.59
Year ended 7/31/01                              $   19.28              --          (1.69)       (1.69)
Year ended 7/31/02                              $   15.10           (0.06)         (4.33)       (4.39)
Year ended 7/31/03                              $   10.24           (0.07)+         1.85         1.78
Year ended 7/31/04                              $   12.02           (0.09)          1.03         0.94
                                                ---------    ------------   ------------    ---------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $   15.82           (0.08)          4.60         4.52
Year ended 7/31/01                              $   19.16              --          (1.73)       (1.73)
Year ended 7/31/02                              $   14.94           (0.09)         (4.27)       (4.36)
Year ended 7/31/03                              $   10.11           (0.09)+         1.80         1.71
Year ended 7/31/04                              $   11.82           (0.12)          1.02         0.90
                                                ---------    ------------   ------------    ---------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   17.91              --          (0.56)       (0.56)
Year ended 7/31/02                              $   14.86           (0.14)         (4.27)       (4.41)
Year ended 7/31/03                              $    9.98           (0.17)+         1.78         1.61
Year ended 7/31/04                              $   11.59           (0.21)          1.00         0.79
                                                ---------    ------------   ------------    ---------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $   15.52           (0.16)          4.47         4.31
Year ended 7/31/01                              $   18.65              --          (1.80)       (1.80)
Year ended 7/31/02                              $   14.36           (0.18)         (4.08)       (4.26)
Year ended 7/31/03                              $    9.63           (0.16)+         1.70         1.54
Year ended 7/31/04                              $   11.17           (0.21)          0.98         0.77
                                                ---------    ------------   ------------    ---------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   13.47           (0.04)         (2.87)       (2.91)
Year ended 7/31/03                              $   10.09           (0.12)+         1.81         1.69
Year ended 7/31/04                              $   11.78           (0.12)          0.99         0.87
                                                ---------    ------------   ------------    ---------



                                                 LESS DIVIDENDS AND
                                                 DISTRIBUTIONS FROM
                                               -----------------------
                                                                                                NET       TOTAL
                                                                               TOTAL            ASSET      RETURN
                                                   NET          NET          DIVIDENDS          VALUE,   (EXCLUDES
                                                INVESTMENT    REALIZED          AND            END OF     SALES
                                                  INCOME       GAINS       DISTRIBUTIONS        PERIOD    CHARGE)
                                                ----------    --------     -------------       --------  ---------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 (0.02)       (0.33)            (0.35)      $  19.29      27.98%
Year ended 12/31/00                                    --        (0.19)            (0.19)      $  19.02      (0.38%)
1/01/01 to 7/31/01(c)                                  --        (0.06)            (0.06)      $  17.86      (5.75%)*
Year ended 7/31/02                                     --        (0.56)            (0.56)      $  13.70     (20.80%)
Year ended 7/31/03                                     --           --                --       $  15.90      16.06%
Year ended 7/31/04                                     --        (1.73)            (1.73)      $  15.48       7.31%
                                                ---------     --------     -------------       --------   --------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/99                                    --        (0.33)            (0.33)      $  19.19      27.73%
Year ended 12/31/00                                    --        (0.19)            (0.19)      $  18.87      (0.59%)
1/01/01 to 7/31/01(c)                                  --        (0.06)            (0.06)      $  17.71      (5.85%)*
Year ended 7/31/02                                     --        (0.56)            (0.56)      $  13.52     (21.15%)
Year ended 7/31/03                                     --           --                --       $  15.65      15.75%
Year ended 7/31/04                                     --        (1.73)            (1.73)      $  15.18       7.16%
                                                ---------     --------     -------------       --------   --------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                 --        (0.56)            (0.56)      $  13.59     (13.01%)*
Year ended 7/31/03                                     --           --                --       $  15.61      14.86%
Year ended 7/31/04                                     --        (1.73)            (1.73)      $  15.02       6.30%
                                                ---------     --------     -------------       --------   --------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                 --        (0.56)            (0.56)      $  13.59     (13.01%)*
Year ended 7/31/03                                     --           --                --       $  15.62      14.94%
Year ended 7/31/04                                     --        (1.73)            (1.73)      $  15.03       6.29%
                                                ---------     --------     -------------       --------   --------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                 --        (0.56)            (0.56)      $  13.64     (12.69%)*
Year ended 7/31/03                                     --           --                --       $  15.75      15.47%
Year ended 7/31/04                                     --        (1.73)            (1.73)      $  15.25       6.84%
                                                ---------     --------     -------------       --------   --------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                     --        (1.18)            (1.18)      $  19.28      30.65%
Year ended 7/31/01                                     --        (2.49)            (2.49)      $  15.10      (9.94%)
Year ended 7/31/02                                     --        (0.47)            (0.47)      $  10.24     (30.02%)
Year ended 7/31/03                                     --           --                --       $  12.02      17.38%
Year ended 7/31/04                                     --           --                --       $  12.96       7.82%
                                                ---------     --------     -------------       --------   --------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/00                                     --        (1.18)            (1.18)      $  19.16      30.22%
Year ended 7/31/01                                     --        (2.49)            (2.49)      $  14.94     (10.18%)
Year ended 7/31/02                                     --        (0.47)            (0.47)      $  10.11     (30.21%)
Year ended 7/31/03                                     --           --                --       $  11.82      17.03%
Year ended 7/31/04                                     --           --                --       $  12.72       7.61%
                                                ---------     --------     -------------       --------   --------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                 --        (2.49)            (2.49)      $  14.86      (4.46%)*
Year ended 7/31/02                                     --        (0.47)            (0.47)      $   9.98     (30.65%)
Year ended 7/31/03                                     --           --                --       $  11.59      16.13%
Year ended 7/31/04                                     --           --                --       $  12.38       6.82%
                                                ---------     --------     -------------       --------   --------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/00                                     --        (1.18)            (1.18)      $  18.65      29.48%
Year ended 7/31/01                                     --        (2.49)            (2.49)      $  14.36     (10.95%)
Year ended 7/31/02                                     --        (0.47)            (0.47)      $   9.63     (30.67%)
Year ended 7/31/03                                     --           --                --       $  11.17      15.99%
Year ended 7/31/04                                     --           --                --       $  11.94       6.89%
                                                ---------     --------     -------------       --------   --------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                 --        (0.47)            (0.47)      $  10.09     (19.75%)*
Year ended 7/31/03                                     --           --                --       $  11.78      16.75%
Year ended 7/31/04                                     --           --                --       $  12.65       7.39%
                                                ---------     --------     -------------       --------   --------



                                                                      RATIOS/SUPPLEMENTAL DATA
                                                -----------------------------------------------------------------
                                                              RATIOS OF                     RATIOS OF
                                                  NET         EXPENSES     RATIOS OF NET    EXPENSES
                                                 ASSETS,         TO          INVESTMENT        TO
                                                 END OF        AVERAGE      INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                                 PERIOD          NET         TO AVERAGE        NET       TURNOVER
                                                 (000's)       ASSETS        NET ASSETS     ASSETS (a)   RATE (b)
                                                ---------    ---------     -------------    ----------   ---------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $ 746,428         0.94%             0.14%         0.95%         19%
Year ended 12/31/00                             $ 804,758         0.91%            (0.11%)        0.92%         28%
1/01/01 to 7/31/01(c)                           $ 724,275         0.93%**          (0.16%)**      0.93%**       13%
Year ended 7/31/02                              $ 485,623         0.93%            (0.21%)        0.96%         25%
Year ended 7/31/03                              $ 391,934         0.93%            (0.16%)        0.98%         63%
Year ended 7/31/04                              $ 223,439         1.00%            (0.72%)        1.00%         95%
                                                ---------    ---------     -------------    ----------   ---------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 12/31/99                             $  26,282         1.19%            (0.11%)        1.20%         19%
Year ended 12/31/00                             $  25,231         1.16%            (0.36%)        1.17%         28%
1/01/01 to 7/31/01(c)                           $  21,481         1.18%**          (0.41%)**      1.18%**       13%
Year ended 7/31/02                              $  16,468         1.18%            (0.46%)        1.21%         25%
Year ended 7/31/03                              $  16,471         1.19%            (0.42%)        1.23%         63%
Year ended 7/31/04                              $  25,921         1.25%            (0.99%)        1.25%         95%
                                                ---------    ---------     -------------    ----------   ---------
SMALL CAP GROWTH FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $     872         1.93%**          (1.25%)**      1.98%**       25%
Year ended 7/31/03                              $   1,407         1.94%            (1.17%)        1.98%         63%
Year ended 7/31/04                              $   1,784         2.00%            (1.74%)        2.00%         95%
                                                ---------    ---------     -------------    ----------   ---------
SMALL CAP GROWTH FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $     346         1.93%**          (1.26%)**      1.97%**       25%
Year ended 7/31/03                              $     436         1.93%            (1.16%)        1.98%         63%
Year ended 7/31/04                              $     810         2.00%            (1.74%)        2.00%         95%
                                                ---------    ---------     -------------    ----------   ---------
SMALL CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $     220         1.43%**          (0.74%)**      1.48%**       25%
Year ended 7/31/03                              $     469         1.44%            (0.66%)        1.48%         63%
Year ended 7/31/04                              $   1,173         1.51%            (1.26%)        1.51%         95%
                                                ---------    ---------     -------------    ----------   ---------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $ 242,641         0.99%            (0.26%)        1.04%         42%
Year ended 7/31/01                              $ 255,634         1.02%            (0.24%)        1.06%         26%
Year ended 7/31/02                              $ 207,807         1.12%            (0.49%)        1.14%         27%
Year ended 7/31/03                              $ 335,285         1.10%            (0.65%)        1.10%         25%
Year ended 7/31/04                              $ 335,815         1.09%            (0.68%)        1.09%         83%
                                                ---------    ---------     -------------    ----------   ---------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $  36,430         1.24%            (0.51%)        1.29%         42%
Year ended 7/31/01                              $  41,278         1.28%            (0.49%)        1.32%         26%
Year ended 7/31/02                              $  30,165         1.36%            (0.74%)        1.39%         27%
Year ended 7/31/03                              $  35,504         1.35%            (0.89%)        1.35%         25%
Year ended 7/31/04                              $  49,586         1.34%            (0.93%)        1.34%         83%
                                                ---------    ---------     -------------    ----------   ---------
MID CAP GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   3,757         2.05%**          (1.24%)**      2.09%**       26%
Year ended 7/31/02                              $   5,008         2.12%            (1.51%)        2.15%         27%
Year ended 7/31/03                              $   5,846         2.10%            (1.64%)        2.10%         25%
Year ended 7/31/04                              $   6,730         2.09%            (1.68%)        2.09%         83%
                                                ---------    ---------     -------------    ----------   ---------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $     979         1.74%            (1.01%)        2.04%         42%
Year ended 7/31/01                              $   1,410         1.99%            (1.20%)        2.15%         26%
Year ended 7/31/02                              $   1,061         2.12%            (1.49%)        2.14%         27%
Year ended 7/31/03                              $   1,525         2.10%            (1.64%)        2.10%         25%
Year ended 7/31/04                              $   1,700         2.09%            (1.68%)        2.09%         83%
                                                ---------    ---------     -------------    ----------   ---------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $     145         1.68%**          (1.06%)**      1.71%**       27%
Year ended 7/31/03                              $     240         1.60%            (1.14%)        1.60%         25%
Year ended 7/31/04                              $     962         1.59%            (1.17%)        1.59%         83%
                                                ---------    ---------     -------------    ----------   ---------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 158-159 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                CHANGE IN NET ASSETS
                                                             RESULTING FROM OPERATIONS
                                                            ----------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED    CHANGE IN
                                                NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                                                  VALUE,         NET            FROM       RESULTING
                                                BEGINNING    INVESTMENT      INVESTMENT      FROM
                                                OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $   23.37           (0.02)          4.06         4.04
Year ended 7/31/01                              $   26.24              --          (4.85)       (4.85)
Year ended 7/31/02                              $   18.48           (0.04)         (4.94)       (4.98)
Year ended 7/31/03                              $   12.91            0.01           1.31         1.32
Year ended 7/31/04                              $   14.23           (0.04)          0.42         0.38
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $   23.31           (0.07)          4.05         3.98
Year ended 7/31/01                              $   26.12              --          (4.88)       (4.88)
Year ended 7/31/02                              $   18.33           (0.08)         (4.89)       (4.97)
Year ended 7/31/03                              $   12.77           (0.02)          1.29         1.27
Year ended 7/31/04                              $   14.04           (0.08)          0.42         0.34
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   24.17              --          (3.03)       (3.03)
Year ended 7/31/02                              $   18.23           (0.16)         (4.88)       (5.04)
Year ended 7/31/03                              $   12.60           (0.12)          1.27         1.15
Year ended 7/31/04                              $   13.75           (0.19)          0.43         0.24
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $   22.97           (0.19)          3.98         3.79
Year ended 7/31/01                              $   25.59              --          (4.90)       (4.90)
Year ended 7/31/02                              $   17.78           (0.20)         (4.71)       (4.91)
Year ended 7/31/03                              $   12.28           (0.11)          1.23         1.12
Year ended 7/31/04                              $   13.40           (0.20)          0.43         0.23
                                                ---------   -------------  -------------   ----------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   16.79           (0.03)         (3.42)       (3.45)
Year ended 7/31/03                              $   12.75           (0.03)          1.26         1.23
Year ended 7/31/04                              $   13.98           (0.09)          0.40         0.31
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   18.03            0.12           3.20         3.32
Year ended 12/31/00                             $   20.42            0.07          (2.24)       (2.17)
1/1/01 to 7/31/01(c)                            $   16.84            0.03          (1.43)       (1.40)
Year ended 7/31/02                              $   15.17            0.08          (3.66)       (3.58)
Year ended 7/31/03                              $   11.20            0.12           0.63         0.75
Year ended 7/31/04                              $   11.84            0.12           1.36         1.48
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/99                             $   17.88            0.07           3.18         3.25
Year ended 12/31/00                             $   20.25            0.02          (2.22)       (2.20)
1/1/01 to 7/31/01(c)                            $   16.69            0.02          (1.42)       (1.40)
Year ended 7/31/02                              $   15.02            0.05          (3.62)       (3.57)
Year ended 7/31/03                              $   11.07            0.08           0.64         0.72
Year ended 7/31/04                              $   11.70            0.07           1.36         1.43
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   13.86            0.02          (2.41)       (2.39)
Year ended 7/31/03                              $   11.12              --^          0.65         0.65
Year ended 7/31/04                              $   11.75           (0.02)          1.36         1.34
                                                ---------   -------------  -------------   ----------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   13.86            0.03          (2.40)       (2.37)
Year ended 7/31/03                              $   11.15            0.01           0.63         0.64
Year ended 7/31/04                              $   11.76           (0.01)          1.35         1.34
                                                ---------   -------------  -------------   ----------



                                                  LESS DIVIDENDS AND
                                                  DISTRIBUTIONS FROM
                                                -----------------------
                                                                                              NET         TOTAL
                                                                               TOTAL         ASSET       RETURN
                                                  NET           NET          DIVIDENDS       VALUE,     (EXCLUDES
                                                INVESTMENT    REALIZED          AND          END OF      SALES
                                                 INCOME        GAINS       DISTRIBUTIONS     PERIOD      CHARGE)
                                                ---------    ----------    -------------    ---------   ---------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                     --        (1.17)           (1.17)    $  26.24      17.82%
Year ended 7/31/01                                     --        (2.91)           (2.91)    $  18.48     (19.93%)
Year ended 7/31/02                                     --        (0.59)           (0.59)    $  12.91     (27.90%)
Year ended 7/31/03                                     --^          --               --^    $  14.23      10.23%
Year ended 7/31/04                                     --           --               --     $  14.61       2.67%
                                                ---------    ---------     ------------     --------    -------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/00                                     --        (1.17)           (1.17)    $  26.12      17.60%
Year ended 7/31/01                                     --        (2.91)           (2.91)    $  18.33     (20.16%)
Year ended 7/31/02                                     --        (0.59)           (0.59)    $  12.77     (28.08%)
Year ended 7/31/03                                     --           --               --     $  14.04       9.95%
Year ended 7/31/04                                     --           --               --     $  14.38       2.42%
                                                ---------    ---------     ------------     --------    -------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                 --        (2.91)           (2.91)    $  18.23     (24.58%)*
Year ended 7/31/02                                     --        (0.59)           (0.59)    $  12.60     (28.63%)
Year ended 7/31/03                                     --           --               --     $  13.75       9.13%
Year ended 7/31/04                                     --           --               --     $  13.99       1.75%
                                                ---------    ---------     ------------     --------    -------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/00                                     --        (1.17)           (1.17)    $  25.59      17.01%
Year ended 7/31/01                                     --        (2.91)           (2.91)    $  17.78     (20.71%)
Year ended 7/31/02                                     --        (0.59)           (0.59)    $  12.28     (28.62%)
Year ended 7/31/03                                     --           --               --     $  13.40       9.12%
Year ended 7/31/04                                     --           --               --     $  13.63       1.72%
                                                ---------    ---------     ------------     --------    -------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                 --        (0.59)           (0.59)    $  12.75     (19.05%)*
Year ended 7/31/03                                     --           --               --     $  13.98       9.65%
Year ended 7/31/04                                     --           --               --     $  14.29       2.22%
                                                ---------    ---------     ------------     --------    -------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 (0.12)       (0.81)           (0.93)    $  20.42      18.79%
Year ended 12/31/00                                 (0.07)       (1.34)           (1.41)    $  16.84     (11.25%)
1/1/01 to 7/31/01(c)                                (0.03)       (0.24)           (0.27)    $  15.17      (8.24%)*
Year ended 7/31/02                                  (0.08)       (0.31)           (0.39)    $  11.20     (24.07%)
Year ended 7/31/03                                  (0.11)          --            (0.11)    $  11.84       6.79%
Year ended 7/31/04                                  (0.12)          --            (0.12)    $  13.20      12.50%
                                                ---------    ---------     ------------     --------    -------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/99                                 (0.07)       (0.81)           (0.88)    $  20.25      18.53%
Year ended 12/31/00                                 (0.02)       (1.34)           (1.36)    $  16.69     (11.47%)
1/1/01 to 7/31/01(c)                                (0.03)       (0.24)           (0.27)    $  15.02      (8.36%)*
Year ended 7/31/02                                  (0.07)       (0.31)           (0.38)    $  11.07     (24.25%)
Year ended 7/31/03                                  (0.09)          --            (0.09)    $  11.70       6.56%
Year ended 7/31/04                                  (0.09)          --            (0.09)    $  13.04      12.21%
                                                ---------    ---------     ------------     --------    -------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              (0.04)       (0.31)           (0.35)    $  11.12     (15.86%)*
Year ended 7/31/03                                  (0.02)          --            (0.02)    $  11.75       5.90%
Year ended 7/31/04                                  (0.01)          --            (0.01)    $  13.08      11.47%
                                                ---------    ---------     ------------     --------    -------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              (0.03)       (0.31)           (0.34)    $  11.15     (15.66%)*
Year ended 7/31/03                                  (0.03)          --            (0.03)    $  11.76       5.72%
Year ended 7/31/04                                  (0.02)          --            (0.02)    $  13.08      11.38%
                                                ---------    ---------     ------------     --------    -------



                                                                     RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------------------
                                                              RATIOS OF                      RATIOS OF
                                                   NET        REXPENSES    RATIOS OF NET      EXPENSES
                                                 ASSETS,         TO         INVESTMENT           TO
                                                 END OF       AVERAGE      INCOME/(LOSS)       AVERAGE      PORTFOLIO
                                                 PERIOD         NET        TO AVERAGE           NET         TURNOVER
                                                 (000's)       ASSETS      NET ASSETS        ASSETS (a)     RATE (b)
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $ 814,820         1.00%            (0.10%)         1.03%           21%
Year ended 7/31/01                              $ 716,251         1.02%            (0.22%)         1.02%           20%
Year ended 7/31/02                              $ 566,235         1.09%            (0.24%)         1.09%           20%
Year ended 7/31/03                              $ 795,988         1.08%             0.05%          1.08%           19%
Year ended 7/31/04                              $ 882,256         1.07%            (0.24%)         1.07%           35%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/00                              $ 208,342         1.25%            (0.35%)         1.28%           21%
Year ended 7/31/01                              $ 340,596         1.28%            (0.46%)         1.28%           20%
Year ended 7/31/02                              $ 221,972         1.34%            (0.49%)         1.34%           20%
Year ended 7/31/03                              $ 211,221         1.33%            (0.19%)         1.33%           19%
Year ended 7/31/04                              $ 220,904         1.32%            (0.49%)         1.32%           35%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $  14,531         2.05%**          (1.22%)**       2.05%**         20%
Year ended 7/31/02                              $  19,678         2.10%            (1.25%)         2.10%           20%
Year ended 7/31/03                              $  20,700         2.08%            (0.94%)         2.08%           19%
Year ended 7/31/04                              $  20,947         2.07%            (1.24%)         2.07%           35%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/00                              $  13,791         2.00%            (0.85%)         2.28%           21%
Year ended 7/31/01                              $  11,687         1.98%            (1.17%)         2.11%           20%
Year ended 7/31/02                              $   8,044         2.09%            (1.24%)         2.09%           20%
Year ended 7/31/03                              $   8,380         2.08%            (0.94%)         2.08%           19%
Year ended 7/31/04                              $   7,536         2.07%            (1.24%)         2.07%           35%
                                                ---------    ---------     -------------     ----------     ---------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $     366         1.69%**          (0.80%)**       1.69%**         20%
Year ended 7/31/03                              $   1,205         1.58%            (0.48%)         1.58%           19%
Year ended 7/31/04                              $   3,127         1.57%            (0.75%)         1.57%           35%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $ 822,414         0.92%             0.62%          0.93%            9%
Year ended 12/31/00                             $ 624,860         0.91%             0.35%          0.92%           14%
1/1/01 to 7/31/01(c)                            $ 547,524         0.93%**           0.40%**        0.94%**          5%
Year ended 7/31/02                              $ 520,727         0.93%             0.64%          0.97%            5%
Year ended 7/31/03                              $ 181,278         0.92%             0.99%          0.99%           13%
Year ended 7/31/04                              $  90,222         0.92%             0.84%          1.04%          101%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND CLASS A SHARES
Year ended 12/31/99                             $  58,336         1.18%             0.36%          1.19%            9%
Year ended 12/31/00                             $  47,847         1.16%             0.10%          1.17%           14%
1/1/01 to 7/31/01(c)                            $  38,659         1.18%**           0.15%**        1.19%**          5%
Year ended 7/31/02                              $  23,320         1.18%             0.38%          1.22%            5%
Year ended 7/31/03                              $  21,288         1.17%             0.72%          1.24%           13%
Year ended 7/31/04                              $  25,573         1.17%             0.58%          1.29%          101%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $     361         1.93%**          (0.36%)**       1.99%**          5%
Year ended 7/31/03                              $     557         1.92%            (0.05%)         1.98%           13%
Year ended 7/31/04                              $     783         1.92%            (0.17%)         2.04%          101%
                                                ---------    ---------     -------------     ----------     ---------
LARGE CAP CORE FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $      20         1.90%**          (0.12%)**       1.97%**          5%
Year ended 7/31/03                              $      29         1.92%            (0.04%)         1.99%           13%
Year ended 7/31/04                              $     158         1.92%            (0.23%)         2.03%          101%
                                                ---------    ---------     -------------     ----------     ---------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 160-161 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                 CHANGE IN NET ASSETS
                                                              RESULTING FROM OPERATIONS
                                                            ----------------------------
                                                                           NET REALIZED
                                                                                AND
                                                                             UNREALIZED      CHANGE IN
                                                NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                                 VALUE,          NET           FROM         RESULTING
                                                BEGINNING    INVESTMENT      INVESTMENT        FROM
                                                OF PERIOD   INCOME/(LOSS)   TRANSACTIONS    OPERATIONS
                                                ---------   ------------   -------------    -----------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   24.24          0.24             4.68           4.92
Year ended 12/31/00                             $   28.31          0.22            (2.81)         (2.59)
1/1/01 to 7/31/01(c)                            $   25.18          0.12            (2.08)         (1.96)
Year ended 7/31/02                              $   23.11          0.23            (5.70)         (5.47)
Year ended 7/31/03                              $   17.42          0.24             1.51           1.75
Year ended 7/31/04                              $   18.93          0.29+            2.12           2.41
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/99                             $   24.25          0.18             4.68           4.86
Year ended 12/31/00                             $   28.32          0.15            (2.80)         (2.65)
1/1/01 to 7/31/01(c)                            $   25.20          0.09            (2.09)         (2.00)
Year ended 7/31/02                              $   23.10          0.17            (5.69)         (5.52)
Year ended 7/31/03                              $   17.38          0.20             1.50           1.70
Year ended 7/31/04                              $   18.87          0.25+            2.10           2.35
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   21.07          0.06            (3.69)         (3.63)
Year ended 7/31/03                              $   17.32          0.07             1.50           1.57
Year ended 7/31/04                              $   18.78          0.09+            2.09           2.18
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $   21.07          0.10            (3.73)         (3.63)
Year ended 7/31/03                              $   17.33          0.08             1.49           1.57
Year ended 7/31/04                              $   18.78          0.09+            2.10           2.19
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $   21.07          0.13            (3.67)         (3.54)
Year ended 7/31/03                              $   17.39          0.18             1.48           1.66
Year ended 7/31/04                              $   18.86          0.20+            2.10           2.30
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 7/31/04                         $   19.86          0.22+            1.18           1.40
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                         $   19.86          0.22+            1.18           1.40
                                                ---------   -----------    -------------     ----------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 7/31/04                         $   19.86          0.20+            1.18           1.38
                                                ---------   -----------    -------------     ----------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $   16.13          0.23             2.60           2.83
Year ended 7/31/01                              $   17.39          0.18            (1.97)         (1.79)
Year ended 7/31/02(e)                           $   13.39          0.14            (2.27)         (2.13)
Year ended 7/31/03                              $   10.91          0.15             0.49           0.64
Year ended 7/31/04                              $   11.38          0.13             0.64           0.77
                                                ---------   -----------    -------------     ----------
BALANCED FUND CLASS A SHARES
Year ended 7/31/00                              $   16.12          0.17             2.62           2.79
Year ended 7/31/01                              $   17.37          0.18            (2.00)         (1.82)
Year ended 7/31/02(e)                           $   13.35          0.12            (2.27)         (2.15)
Year ended 7/31/03                              $   10.86          0.13             0.48           0.61
Year ended 7/31/04                              $   11.32          0.10             0.63           0.73
                                                ---------   -----------    -------------     ----------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $   16.53          0.17            (1.27)         (1.10)
Year ended 7/31/02(e)                           $   13.28          0.02            (2.24)         (2.22)
Year ended 7/31/03                              $   10.75          0.04             0.48           0.52
Year ended 7/31/04                              $   11.19          0.01             0.63           0.64
                                                ---------   -----------    -------------     ----------
BALANCED FUND CLASS C SHARES
Year ended 7/31/00                              $   16.13          0.12             2.57           2.69
Year ended 7/31/01                              $   17.35          0.15            (2.07)         (1.92)
Year ended 7/31/02(e)                           $   13.26          0.02            (2.24)         (2.22)
Year ended 7/31/03                              $   10.73          0.04             0.48           0.52
Year ended 7/31/04                              $   11.17          0.01             0.63           0.64
                                                ---------   -----------    -------------     ----------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                       $   12.58          0.07            (1.50)         (1.43)
Year ended 7/31/03                              $   10.84          0.10             0.49           0.59
Year ended 7/31/04                              $   11.30          0.06             0.64           0.70
                                                ---------   -----------    -------------     ----------



                                                  LESS DIVIDENDS AND
                                                  DISTRIBUTIONS FROM
                                                -----------------------
                                                                                               NET        TOTAL
                                                                               TOTAL          ASSET      RETURN
                                                  NET           NET          DIVIDENDS       VALUE,     (EXCLUDES
                                               INVESTMENT     REALIZED          AND          END OF      SALES
                                                 INCOME        GAINS       DISTRIBUTIONS     PERIOD      CHARGE)
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 (0.24)        (0.61)           (0.85)   $   28.31       20.55%
Year ended 12/31/00                                 (0.22)        (0.32)           (0.54)   $   25.18       (9.30%)
1/1/01 to 7/31/01(c)                                (0.11)           --            (0.11)   $   23.11       (7.83%)*
Year ended 7/31/02                                  (0.22)           --            (0.22)   $   17.42      (23.82%)
Year ended 7/31/03                                  (0.24)           --            (0.24)   $   18.93       10.22%
Year ended 7/31/04                                  (0.33)           --            (0.33)   $   21.01       12.75%
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/99                                 (0.18)        (0.61)           (0.79)   $   28.32       20.24%
Year ended 12/31/00                                 (0.15)        (0.32)           (0.47)   $   25.20       (9.52%)
1/1/01 to 7/31/01(c)                                (0.10)           --            (0.10)   $   23.10       (7.94%)*
Year ended 7/31/02                                  (0.20)           --            (0.20)   $   17.38      (24.03%)
Year ended 7/31/03                                  (0.21)           --            (0.21)   $   18.87        9.90%
Year ended 7/31/04                                  (0.28)           --            (0.28)   $   20.94       12.48%
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              (0.12)           --            (0.12)   $   17.32      (15.32%)*
Year ended 7/31/03                                  (0.11)           --            (0.11)   $   18.78        9.14%
Year ended 7/31/04                                  (0.13)           --            (0.13)   $   20.83       11.64%
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              (0.11)           --            (0.11)   $   17.33      (15.30%)*
Year ended 7/31/03                                  (0.12)           --            (0.12)   $   18.78        9.14%
Year ended 7/31/04                                  (0.13)           --            (0.13)   $   20.84       11.66%
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              (0.14)           --            (0.14)   $   17.39      (14.89%)*
Year ended 7/31/03                                  (0.19)           --            (0.19)   $   18.86        9.68%
Year ended 7/31/04                                  (0.24)           --            (0.24)   $   20.92       12.21%
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 7/31/04                             (0.26)           --            (0.26)   $   21.00       7.03%*
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                             (0.25)           --            (0.25)   $   21.01       7.03%*
                                                ---------    ----------    -------------    ---------   ---------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 7/31/04                             (0.23)           --            (0.23)   $   21.01       6.95%*
                                                ---------    ----------    -------------    ---------   ---------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                  (0.23)        (1.34)           (1.57)   $   17.39       18.60%
Year ended 7/31/01                                  (0.21)        (2.00)           (2.21)   $   13.39      (11.64%)
Year ended 7/31/02(e)                               (0.15)        (0.20)           (0.35)   $   10.91      (16.34%)
Year ended 7/31/03                                  (0.17)           --            (0.17)   $   11.38        5.94%
Year ended 7/31/04                                  (0.15)           --            (0.15)   $   12.00        6.76%
                                                ---------    ----------    -------------    ---------   ---------
BALANCED FUND CLASS A SHARES
Year ended 7/31/00                                  (0.20)        (1.34)           (1.54)   $   17.37       18.28%
Year ended 7/31/01                                  (0.20)        (2.00)           (2.20)   $   13.35      (11.84%)
Year ended 7/31/02(e)                               (0.14)        (0.20)           (0.34)   $   10.86      (16.53%)
Year ended 7/31/03                                  (0.15)           --            (0.15)   $   11.32        5.57%
Year ended 7/31/04                                  (0.12)           --            (0.12)   $   11.93        6.52%
                                                ---------    ----------    -------------    ---------   ---------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              (0.15)        (2.00)           (2.15)   $   13.28       (8.14%)*
Year ended 7/31/02(e)                               (0.11)        (0.20)           (0.31)   $   10.75      (17.14%)
Year ended 7/31/03                                  (0.08)           --            (0.08)   $   11.19        4.87%
Year ended 7/31/04                                  (0.03)           --            (0.03)   $   11.80        5.72%
                                                ---------    ----------    -------------    ---------   ---------
BALANCED FUND CLASS C SHARES
Year ended 7/31/00                                  (0.13)        (1.34)           (1.47)   $   17.35       17.66%
Year ended 7/31/01                                  (0.17)        (2.00)           (2.17)   $   13.26      (12.47%)
Year ended 7/31/02(e)                               (0.11)        (0.20)           (0.31)   $   10.73      (17.16%)
Year ended 7/31/03                                  (0.08)           --            (0.08)   $   11.17        4.90%
Year ended 7/31/04                                  (0.03)           --            (0.03)   $   11.78        5.71%
                                                ---------    ----------    -------------    ---------   ---------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                           (0.11)        (0.20)           (0.31)   $   10.84       (9.24%)*
Year ended 7/31/03                                  (0.13)           --            (0.13)   $   11.30        5.39%
Year ended 7/31/04                                  (0.09)           --            (0.09)   $   11.91        6.31%
                                                ---------    ----------    -------------    ---------   ---------



                                                                    RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------------------
                                                              RATIOS OF                     RATIOS OF
                                                   NET        REXPENSES    RATIOS OF NET    EXPENSES
                                                 ASSETS,         TO         INVESTMENT         TO
                                                 END OF       AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                                 PERIOD         NET        TO AVERAGE         NET           TURNOVER
                                                 (000's)       ASSETS      NET ASSETS       ASSETS (a)       RATE (b)
                                                ---------    ----------    -------------    ----------      ---------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $ 875,780          0.42%            0.92%        0.54%              9%
Year ended 12/31/00                             $ 860,647          0.40%            0.80%        0.53%              9%
1/1/01 to 7/31/01(c)                            $ 822,909          0.40%**          0.86%**      0.53%**            4%
Year ended 7/31/02                              $ 608,556          0.41%            1.06%        0.56%              9%
Year ended 7/31/03                              $ 583,530          0.40%            1.42%        0.58%              2%
Year ended 7/31/04                              $ 193,734          0.27%            1.43%        0.58%             14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND CLASS A SHARES
Year ended 12/31/99                             $  47,836          0.67%            0.67%        0.79%              9%
Year ended 12/31/00                             $  38,930          0.65%            0.55%        0.78%              9%
1/1/01 to 7/31/01(c)                            $  33,765          0.65%**          0.61%**      0.78%**            4%
Year ended 7/31/02                              $  24,817          0.66%            0.81%        0.81%              9%
Year ended 7/31/03                              $  33,402          0.65%            1.16%        0.83%              2%
Year ended 7/31/04                              $  72,944          0.47%            1.19%        0.86%             14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND CLASS B SHARES
10/29/01(d) to 7/31/02                          $   1,315          1.40%**          0.08%**      1.57%**            9%
Year ended 7/31/03                              $   2,409          1.40%            0.40%        1.57%              2%
Year ended 7/31/04                              $   3,776          1.23%            0.44%        1.60%             14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND CLASS C SHARES
10/29/01(d) to 7/31/02                          $     635          1.41%**          0.11%**      1.58%**            9%
Year ended 7/31/03                              $   1,711          1.40%            0.39%        1.57%              2%
Year ended 7/31/04                              $   1,990          1.23%            0.44%        1.60%             14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                          $       7          0.82%**          0.62%**      0.88%**            9%
Year ended 7/31/03                              $     327          0.90%            0.84%        1.06%              2%
Year ended 7/31/04                              $   1,296          0.71%            0.94%        1.11%             14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND SELECT SHARES
10/20/03 (d) to 7/31/04                         $  14,315          0.27%**          1.32%**      0.69%**           14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                         $ 165,845          0.34%**          1.31%**      0.76%**           14%
                                                ---------    ----------    -------------    ---------       ---------
EQUITY INDEX FUND TRUST SHARES
10/20/03 (d) to 7/31/04                         $  80,759          0.44%**          1.22%**      0.86%**           14%
                                                ---------    ----------    -------------    ---------       ---------
BALANCED FUND INSTITUTIONAL SHARES
Year ended 7/31/00                              $ 171,923          1.00%            1.55%        1.06%            122%
Year ended 7/31/01                              $ 211,221          1.01%            1.48%        1.07%             77%
Year ended 7/31/02(e)                           $ 189,730          1.10%            1.11%        1.13%             78%
Year ended 7/31/03                              $ 177,052          1.10%            1.39%        1.12%            133%
Year ended 7/31/04                              $  98,282          1.13%            1.07%        1.13%            166%
                                                ---------    ----------    -------------    ---------       ---------
BALANCED FUND CLASS A SHARES
Year ended 7/31/00                              $ 104,750          1.25%            1.30%        1.31%            122%
Year ended 7/31/01                              $ 106,275          1.26%            1.23%        1.32%             77%
Year ended 7/31/02(e)                           $  81,079          1.34%            0.86%        1.38%             78%
Year ended 7/31/03                              $  73,287          1.35%            1.14%        1.37%            133%
Year ended 7/31/04                              $  74,231          1.38%            0.79%        1.38%            166%
                                                ---------    ----------    -------------    ---------       ---------
BALANCED FUND CLASS B SHARES
10/11/00(d) to 7/31/01                          $  10,239          2.03%**          0.42%**      2.09%**           77%
Year ended 7/31/02(e)                           $  14,007          2.10%            0.10%        2.14%             78%
Year ended 7/31/03                              $  13,972          2.10%            0.39%        2.12%            133%
Year ended 7/31/04                              $  13,117          2.13%            0.05%        2.13%            166%
                                                ---------    ----------    -------------    ---------       ---------
BALANCED FUND CLASS C SHARES
Year ended 7/31/00                              $   7,815          1.75%            0.80%        2.06%            122%
Year ended 7/31/01                              $   6,883          1.96%            0.53%        2.15%             77%
Year ended 7/31/02(e)                           $   4,963          2.09%            0.11%        2.13%             78%
Year ended 7/31/03                              $   5,747          2.10%            0.38%        2.12%            133%
Year ended 7/31/04                              $   4,731          2.13%            0.05%        2.13%            166%
                                                ---------    ----------    -------------    ---------       ---------
BALANCED FUND ADVISOR SHARES
10/29/01(d) to 7/31/02(e)                       $      38          1.63%**          0.55%**      1.68%**           78%
Year ended 7/31/03                              $     104          1.60%            0.82%        1.61%            133%
Year ended 7/31/04                              $     176          1.64%            0.52%        1.64%            166%
                                                ---------    ----------    -------------    ---------       ---------


                       SEE NOTES TO FINANCIAL STATEMENTS

                                 162-163 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                  CHANGE IN NET ASSETS
                                                                RESULTING FROM OPERATIONS
                                                             -------------------------------
                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED     CHANGE IN
                                                NET ASSET                     GAINS/(LOSSES)   NET ASSETS
                                                 VALUE,          NET               FROM        RESULTING
                                                BEGINNING      INVESTMENT       INVESTMENT        FROM
                                                OF PERIOD    INCOME/(LOSS)     TRANSACTIONS    OPERATIONS
                                                ---------    -------------    --------------   ----------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $    4.82            (0.04)             1.08         1.04
Year ended 12/31/00                             $    5.62             0.06             (0.13)       (0.07)
Year ended 12/31/01                             $    4.91             0.01              1.11         1.12
1/1/02 to 7/31/02(c)                            $    6.03            (0.01)            (0.13)       (0.14)
Year ended 7/31/03                              $    5.89            (0.04)+            2.40         2.36
Year ended 7/31/04                              $    8.20            (0.02)+            2.66         2.64
                                                ---------    -------------    --------------   ----------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                          $    5.93            (0.01)             0.04         0.03
1/1/02 to 7/31/02(c)                            $    5.96            (0.02)            (0.12)       (0.14)
Year ended 7/31/03                              $    5.82            (0.06)+            2.37         2.31
Year ended 7/31/04                              $    8.08            (0.05)+            2.63         2.58
                                                ---------    -------------    --------------   ----------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                          $    5.93            (0.01)             0.03         0.02
1/1/02 to 7/31/02(c)                            $    5.95            (0.03)            (0.13)       (0.16)
Year ended 7/31/03                              $    5.79            (0.10)+            2.33         2.23
Year ended 7/31/04                              $    7.97            (0.08)+            2.59         2.51
                                                ---------    -------------    --------------   ----------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                          $    5.93            (0.01)             0.04         0.03
1/1/02 to 7/31/02(c)                            $    5.96            (0.03)            (0.14)       (0.17)
Year ended 7/31/03                              $    5.79            (0.10)+            2.33         2.23
Year ended 7/31/04                              $    7.97            (0.08)+            2.59         2.51
                                                ---------    -------------    --------------   ----------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                             $    4.80            (0.06)             1.08         1.02
Year ended 12/31/00                             $    5.58             0.03             (0.11)       (0.08)
Year ended 12/31/01                             $    4.88            (0.02)             1.10         1.08
1/1/02 to 7/31/02(c)                            $    5.96            (0.04)            (0.11)       (0.15)
Year ended 7/31/03                              $    5.81            (0.07)+            2.36         2.29
Year ended 7/31/04                              $    8.05            (0.06)+            2.62         2.56
                                                ---------    -------------    --------------   ----------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                            $   15.00               --^             2.54         2.54
Year ended 7/31/04                              $   17.54            (0.03)+            3.50         3.47
                                                ---------    -------------    --------------   ----------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                            $   15.00            (0.01)             2.53         2.52
Year ended 7/31/04                              $   17.52            (0.11)+            3.52         3.41
                                                ---------    -------------    --------------   ----------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                            $   15.00            (0.03)             2.51         2.48
Year ended 7/31/04                              $   17.48            (0.25)+            3.51         3.26
                                                ---------    -------------    --------------   ----------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                            $   15.00            (0.03)             2.51         2.48
Year ended 7/31/04                              $   17.48            (0.26)+            3.50         3.24
                                                ---------    -------------    --------------   ----------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                            $   15.00            (0.01)             2.52         2.51
Year ended 7/31/04                              $   17.51            (0.16)+            3.52         3.36
                                                ---------    -------------    --------------   ----------



                                                 LESS DIVIDENDS AND
                                                 DISTRIBUTIONS FROM
                                               -----------------------
                                                                                                NET        TOTAL
                                                                               TOTAL           ASSET      RETURN
                                                  NET           NET          DIVIDENDS        VALUE,     (EXCLUDES
                                               INVESTMENT     REALIZED          AND           END OF       SALES
                                                 INCOME        GAINS       DISTRIBUTIONS      PERIOD      CHARGE)
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                    --        (0.24)            (0.24)    $    5.62       21.60%
Year ended 12/31/00                                 (0.05)       (0.59)            (0.64)    $    4.91       (1.21%)
Year ended 12/31/01                                    --           --^               --^    $    6.03       22.90%
1/1/02 to 7/31/02(c)                                   --           --                --     $    5.89       (2.32%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)    $    8.20       40.26%
Year ended 7/31/04                                     --        (0.52)            (0.52)    $   10.32       32.84%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                 --           --                --     $    5.96        0.56%*
1/1/02 to 7/31/02(c)                                   --           --                --     $    5.82       (2.35%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)    $    8.08       39.88%
Year ended 7/31/04                                     --        (0.52)            (0.52)    $   10.14       32.56%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                 --           --                --     $    5.95        0.39%*
1/1/02 to 7/31/02(c)                                   --           --                --     $    5.79       (2.69%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)    $    7.97       38.70%
Year ended 7/31/04                                     --        (0.52)            (0.52)    $    9.96       32.13%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                 --           --                --     $    5.96        0.56%*
1/1/02 to 7/31/02(c)                                   --           --                --     $    5.79       (2.85%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)    $    7.97       38.70%
Year ended 7/31/04                                     --        (0.52)            (0.52)    $    9.96       32.13%
                                               ----------    ---------     -------------     ---------   ---------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                    --        (0.24)            (0.24)    $    5.58       21.19%
Year ended 12/31/00                                 (0.03)       (0.59)            (0.62)    $    4.88       (1.38%)
Year ended 12/31/01                                    --           --^               --^    $    5.96       22.22%
1/1/02 to 7/31/02(c)                                   --           --                --     $    5.81       (2.52%)*
Year ended 7/31/03                                     --        (0.05)            (0.05)    $    8.05       39.60%
Year ended 7/31/04                                     --        (0.52)            (0.52)    $   10.09       32.44%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                   --           --                --     $   17.54       16.87%*
Year ended 7/31/04                                  (0.02)       (0.98)            (1.00)    $   20.01       20.11%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                                   --           --                --     $   17.52       16.73%*
Year ended 7/31/04                                     --^       (0.98)            (0.98)    $   19.95       19.81%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                                   --           --                --     $   17.48       16.47%*
Year ended 7/31/04                                     --        (0.98)            (0.98)    $   19.76       19.02%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                                   --           --                --     $   17.48       16.47%*
Year ended 7/31/04                                     --        (0.98)            (0.98)    $    9.74       18.85%
                                               ----------    ---------     -------------     ---------   ---------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                                   --           --                --     $   17.51       16.67%*
Year ended 7/31/04                                     --        (0.98)            (0.98)    $   19.89       19.52%
                                               ----------    ---------     -------------     ---------   ---------



                                                                      RATIOS/SUPPLEMENTAL DATA
                                                ---------------------------------------------------------------------
                                                             RATIOS OF                       RATIOS OF
                                                  NET        EXPENSES      RATIOS OF NET     EXPENSES
                                                 ASSETS,        TO          INVESTMENT          TO
                                                 END OF       AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                                 PERIOD         NET         TO AVERAGE          NET         TURNOVER
                                                 (000's)      ASSETS        NET ASSETS       ASSETS (a)      RATE (b)
                                                ---------    ---------     -------------     ----------     ---------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                             $   3,283         1.60%            (0.32%)         1.60%           96%
Year ended 12/31/00                             $   6,743         1.40%             1.03%          1.40%          116%
Year ended 12/31/01                             $  14,957         1.29%             0.21%          1.35%           47%
1/1/02 to 7/31/02(c)                            $  45,538         1.40%**          (0.51%)**       1.68%**         16%
Year ended 7/31/03                              $ 100,676         1.40%            (0.68%)         1.47%           28%
Year ended 7/31/04                              $ 155,798         1.33%            (0.25%)         1.33%           23%
                                                ---------    ---------     -------------     ----------     ---------
MICRO CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                          $     862         1.59%**          (0.36%)**       1.78%**         47%
1/1/02 to 7/31/02(c)                            $   5,030         1.66%**          (0.77%)**       1.95%**         16%
Year ended 7/31/03                              $  18,297         1.65%            (0.95%)         1.69%           28%
Year ended 7/31/04                              $  41,402         1.58%            (0.49%)         1.58%           23%
                                                ---------    ---------     -------------     ----------     ---------
MICRO CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                          $     352         2.31%**          (1.08%)**       2.52%**         47%
1/1/02 to 7/31/02(c)                            $   2,709         2.42%**          (1.50%)**       2.72%**         16%
Year ended 7/31/03                              $   4,254         2.40%            (1.66%)         2.47%           28%
Year ended 7/31/04                              $   6,937         1.89%            (0.81%)         2.33%           23%
                                                ---------    ---------     -------------     ----------     ---------
MICRO CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                          $      59         2.32%**          (0.97%)**       2.57%**         47%
1/1/02 to 7/31/02(c)                            $     712         2.42%**          (1.52%)**       2.73%**         16%
Year ended 7/31/03                              $   1,166         2.40%            (1.66%)         2.47%           28%
Year ended 7/31/04                              $   5,624         1.81%            (0.82%)         2.33%           23%
                                                ---------    ---------     -------------     ----------     ---------
MICRO CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                             $   9,128         2.10%            (0.82%)         2.10%           96%
Year ended 12/31/00                             $  15,424         1.90%             0.53%          1.90%          116%
Year ended 12/31/01                             $  19,196         1.79%            (0.29%)         1.85%           47%
1/1/02 to 7/31/02(c)                            $  18,905         1.90%**          (1.02%)**       2.12%**         16%
Year ended 7/31/03                              $  25,342         1.90%            (1.15%)         1.97%           28%
Year ended 7/31/04                              $  41,514         1.68%            (0.61%)         1.83%           23%
                                                ---------    ---------     -------------     ----------     ---------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                            $  72,783         1.24%**           0.03%**        1.60%**         39%
Year ended 7/31/04                              $ 107,344         1.25%            (0.15%)         1.41%          279%
                                                ---------    ---------     -------------     ----------     ---------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                            $     216         1.47%**          (0.21%)**       1.86%**         39%
Year ended 7/31/04                              $   2,277         1.49%            (0.53%)         1.63%          279%
                                                ---------    ---------     -------------     ----------     ---------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                            $     103         2.22%**          (1.07%)**       2.60%**         39%
Year ended 7/31/04                              $     503         2.24%            (1.26%)         2.38%          279%
                                                ---------    ---------     -------------     ----------     ---------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                            $      15         2.23%**          (0.97%)**       2.62%**         39%
Year ended 7/31/04                              $     561         2.24%            (1.31%)         2.38%          279%
                                                ---------    ---------     -------------     ----------     ---------
SMALL CAP VALUE FUND ADVISOR SHARES
4/1/03(d) to 7/31/03                            $     216         1.72%**          (0.51%)**       2.11%**         39%
Year ended 7/31/04                              $   1,606         1.74%            (0.79%)         1.88%          279%
                                                ---------    ---------     -------------     ----------     ---------


                       SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 164-165 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                          CHANGE IN NET ASSETS
                                                                        RESULTING FROM OPERATIONS
                                                                     -------------------------------
                                                                                       NET REALIZED
                                                                                            AND
                                                                                        UNREALIZED       CHANGE IN
                                                        NET ASSET                     GAINS/(LOSSES)    NET ASSETS
                                                         VALUE,           NET              FROM          RESULTING
                                                        BEGINNING     INVESTMENT        INVESTMENT         FROM
                                                        OF PERIOD    INCOME/(LOSS)     TRANSACTIONS     OPERATIONS
                                                        ---------    -------------    --------------    ----------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $   15.92             0.25              1.86          2.11
Year ended 12/31/00                                     $   17.52             0.28              3.88          4.16
Year ended 12/31/01                                     $   18.64             0.05              1.43          1.48
1/1/02 to 7/31/02(c)                                    $   19.14               --             (3.28)        (3.28)
Year ended 7/31/03                                      $   15.86             0.02              3.14          3.16
Year ended 7/31/04                                      $   19.02             0.06              3.62          3.68
                                                        ---------    -------------    --------------    ----------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                  $   19.44             0.01              0.57          0.58
1/1/02 to 7/31/02(c)                                    $   19.05            (0.02)            (3.26)        (3.28)
Year ended 7/31/03                                      $   15.77               --^             3.08          3.08
Year ended 7/31/04                                      $   18.85               --^             3.59          3.59
                                                        ---------    -------------    --------------    ----------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                  $   19.44            (0.02)             0.56          0.54
1/1/02 to 7/31/02(c)                                    $   19.03            (0.08)            (3.26)        (3.34)
Year ended 7/31/03                                      $   15.69            (0.13)             3.07          2.94
Year ended 7/31/04                                      $   18.63            (0.14)             3.52          3.38
                                                        ---------    -------------    --------------    ----------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                  $   19.44            (0.01)             0.55          0.54
1/1/02 to 7/31/02(c)                                    $   19.02            (0.08)            (3.25)        (3.33)
Year ended 7/31/03                                      $   15.69            (0.12)             3.04          2.92
Year ended 7/31/04                                      $   18.61            (0.13)             3.52          3.39
                                                        ---------    -------------    --------------    ----------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                     $   15.92             0.19              1.86          2.05
Year ended 12/31/00                                     $   17.49             0.18              3.89          4.07
Year ended 12/31/01                                     $   18.61             0.02              1.37          1.39
1/1/02 to 7/31/02(c)                                    $   19.09            (0.04)            (3.27)        (3.31)
Year ended 7/31/03                                      $   15.78            (0.05)             3.09          3.04
Year ended 7/31/04                                      $   18.82            (0.05)             3.59          3.54
                                                        ---------    -------------    --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                      $   15.19             0.21             (1.11)        (0.90)
Year ended 7/31/01                                      $   13.22             0.15              0.17          0.32
Year ended 7/31/02                                      $   13.12             0.09             (1.73)        (1.64)
Year ended 7/31/03                                      $   10.85             0.18+             1.14          1.32
Year ended 7/31/04                                      $   11.85             0.15              2.08          2.23
                                                        ---------    -------------    --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/00                                      $   15.18             0.17             (1.10)        (0.93)
Year ended 7/31/01                                      $   13.22             0.11              0.16          0.27
Year ended 7/31/02                                      $   13.11             0.07             (1.74)        (1.67)
Year ended 7/31/03                                      $   10.83             0.16+             1.14          1.30
Year ended 7/31/04                                      $   11.83             0.12              2.08          2.20
                                                        ---------    -------------    --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  $   13.40             0.03              0.12          0.15
Year ended 7/31/02                                      $   13.24            (0.02)            (1.74)        (1.76)
Year ended 7/31/03                                      $   10.93             0.08+             1.15          1.23
Year ended 7/31/04                                      $   11.93             0.03              2.09          2.12
                                                        ---------    -------------    --------------    ----------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/00                                      $   15.19             0.10             (1.10)        (1.00)
Year ended 7/31/01                                      $   13.23             0.05              0.14          0.19
Year ended 7/31/02                                      $   13.10            (0.03)            (1.73)        (1.76)
Year ended 7/31/03                                      $   10.80             0.08+             1.11          1.19
Year ended 7/31/04                                      $   11.76             0.02              2.07          2.09
                                                        ---------    -------------    --------------    ----------



                                                               LESS DIVIDENDS AND
                                                               DISTRIBUTIONS FROM
                                                        --------------------------------
                                                                                                              NET        TOTAL
                                                                                                TOTAL        ASSET      RETURN
                                                           NET         NET       RETURN       DIVIDENDS      VALUE,    (EXCLUDES
                                                        INVESTMENT   REALIZED      OF            AND         END OF      SALES
                                                          INCOME      GAINS      CAPITAL    DISTRIBUTIONS    PERIOD     CHARGE)
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                          (0.26)     (0.25)        --            (0.51)   $17.52        13.26%
Year ended 12/31/00                                          (0.24)     (2.72)     (0.08)           (3.04)   $18.64        23.78%
Year ended 12/31/01                                          (0.07)     (0.91)        --            (0.98)   $19.14         7.91%
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.86       (17.14%)*
Year ended 7/31/03                                              --         --         --               --    $19.02        19.92%
Year ended 7/31/04                                           (0.05)     (0.07)        --            (0.12)   $22.58        19.36%
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                       (0.06)     (0.91)        --            (0.97)   $19.05         2.90%*
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.77       (17.22%)*
Year ended 7/31/03                                              --         --         --               --    $18.85        19.53%
Year ended 7/31/04                                           (0.01)     (0.07)        --            (0.08)   $22.36        19.07%
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                       (0.04)     (0.91)        --            (0.95)   $19.03         2.76%*
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.69       (17.55%)*
Year ended 7/31/03                                              --         --         --               --    $18.63        18.74%
Year ended 7/31/04                                              --      (0.07)        --            (0.07)   $21.94        18.15%
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                       (0.04)     (0.92)        --            (0.96)   $19.02         2.72%*
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.69       (17.51%)*
Year ended 7/31/03                                              --         --         --               --    $18.61        18.61%
Year ended 7/31/04                                              --      (0.07)        --            (0.07)   $21.93        18.22%
                                                        ----------   --------    -------    -------------    ------    ---------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                          (0.23)     (0.25)        --            (0.48)   $17.49        12.93%
Year ended 12/31/00                                          (0.17)     (2.72)     (0.06)           (2.95)   $18.61        23.29%
Year ended 12/31/01                                             --      (0.91)        --            (0.91)   $19.09         7.47%
1/1/02 to 7/31/02(c)                                            --         --         --               --    $15.78       (17.34%)*
Year ended 7/31/03                                              --         --         --               --    $18.82        19.26%
Year ended 7/31/04                                              --      (0.07)        --            (0.07)   $22.29        18.81%
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                           (0.21)     (0.86)        --            (1.07)   $13.22        (5.96%)
Year ended 7/31/01                                           (0.14)     (0.28)        --            (0.42)   $13.12         2.18%
Year ended 7/31/02                                           (0.10)     (0.53)        --            (0.63)   $10.85       (12.96%)
Year ended 7/31/03                                           (0.16)     (0.16)        --            (0.32)   $11.85        12.53%
Year ended 7/31/04                                           (0.16)     (0.40)        --            (0.56)   $13.52        19.22%
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/00                                           (0.17)     (0.86)        --            (1.03)   $13.22        (6.16%)
Year ended 7/31/01                                           (0.10)     (0.28)        --            (0.38)   $13.11         1.85%
Year ended 7/31/02                                           (0.08)     (0.53)        --            (0.61)   $10.83       (13.24%)
Year ended 7/31/03                                           (0.14)     (0.16)        --            (0.30)   $11.83        12.30%
Year ended 7/31/04                                           (0.13)     (0.40)        --            (0.53)   $13.50        18.96%
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                       (0.03)     (0.28)        --            (0.31)   $13.24         0.97%*
Year ended 7/31/02                                           (0.02)     (0.53)        --            (0.55)   $10.93       (13.84%)
Year ended 7/31/03                                           (0.07)     (0.16)        --            (0.23)   $11.93        11.50%
Year ended 7/31/04                                           (0.04)     (0.40)        --            (0.44)   $13.61        18.07%
                                                        ----------   --------    -------    -------------    ------    ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/00                                           (0.10)     (0.86)        --            (0.96)   $13.23        (6.65%)
Year ended 7/31/01                                           (0.04)     (0.28)        --            (0.32)   $13.10         1.20%
Year ended 7/31/02                                           (0.01)     (0.53)        --            (0.54)   $10.80       (13.85%)
Year ended 7/31/03                                           (0.07)     (0.16)        --            (0.23)   $11.76        11.28%
Year ended 7/31/04                                           (0.05)     (0.40)        --            (0.45)   $13.40        18.07%
                                                        ----------   --------    -------    -------------    ------    ---------



                                                                                RATIOS/SUPPLEMENTAL DATA
                                                        ------------------------------------------------------------------------
                                                                    RATIOS OF                          RATIOS OF
                                                          NET       EXPENSES       RATIOS OF NET        EXPENSES
                                                        ASSETS,        TO           INVESTMENT             TO
                                                         END OF      AVERAGE       INCOME/(LOSS)        AVERAGE        PORTFOLIO
                                                         PERIOD        NET          TO AVERAGE            NET          TURNOVER
                                                        (000's)      ASSETS         NET ASSETS         ASSETS (a)       RATE (b)
                                                        --------    ---------      -------------       ----------      ---------
MULTI CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $    546         1.33%              1.62%            1.33%            78%
Year ended 12/31/00                                     $    949         1.33%              1.41%            1.33%           121%
Year ended 12/31/01                                     $ 18,069         1.23%              0.59%            1.26%            80%
1/1/02 to 7/31/02(c)                                    $ 49,844         1.33%**            0.01%**          1.55%**          25%
Year ended 7/31/03                                      $182,485         1.33%              0.17%            1.36%            23%
Year ended 7/31/04                                      $235,228         1.30%              0.29%            1.30%            17%
                                                        --------    ---------      -------------       ----------      ---------
MULTI CAP VALUE FUND CLASS A SHARES
8/13/01(d) to 12/31/01                                  $  6,395         1.54%**            0.14%**          1.63%**          80%
1/1/02 to 7/31/02(c)                                    $ 18,042         1.59%**           (0.27%)**         1.79%**          25%
Year ended 7/31/03                                      $ 19,667         1.58%              0.01%            1.64%            23%
Year ended 7/31/04                                      $ 33,156         1.55%              0.04%            1.55%            17%
                                                        --------    ---------      -------------       ----------      ---------
MULTI CAP VALUE FUND CLASS B SHARES
8/13/01(d) to 12/31/01                                  $  4,733         2.28%**           (0.59%)**         2.36%**          80%
1/1/02 to 7/31/02(c)                                    $ 11,522         2.34%**           (1.02%)**         2.53%**          25%
Year ended 7/31/03                                      $ 14,087         2.33%             (0.81%)           2.39%            23%
Year ended 7/31/04                                      $ 18,795         2.30%             (0.71%)           2.30%            17%
                                                        --------    ---------      -------------       ----------      ---------
MULTI CAP VALUE FUND CLASS C SHARES
8/13/01(d) to 12/31/01                                  $    497         2.23%**           (0.60%)**         2.33%**          80%
1/1/02 to 7/31/02(c)                                    $  1,593         2.34%**           (1.08%)**         2.53%**          25%
Year ended 7/31/03                                      $  2,036         2.33%             (0.81%)           2.39%            23%
Year ended 7/31/04                                      $  3,824         2.30%             (0.71%)           2.30%            17%
                                                        --------    ---------      -------------       ----------      ---------
MULTI CAP VALUE FUND ADVISOR SHARES
Year ended 12/31/99                                     $ 39,885         1.83%              1.12%            1.83%            78%
Year ended 12/31/00                                     $ 49,260         1.83%              0.91%            1.83%           121%
Year ended 12/31/01                                     $ 47,698         1.73%              0.09%            1.76%            80%
1/1/02 to 7/31/02(c)                                    $ 38,419         1.83%**           (0.36%)**         1.98%**          25%
Year ended 7/31/03                                      $ 37,047         1.83%             (0.30%)           1.89%            23%
Year ended 7/31/04                                      $ 39,983         1.80%             (0.20%)           1.80%            17%
                                                        --------    ---------      -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                      $100,007         1.02%              1.54%            1.08%            37%
Year ended 7/31/01                                      $ 92,635         1.06%              1.03%            1.12%            19%
Year ended 7/31/02                                      $ 80,906         1.16%              0.83%            1.19%            22%
Year ended 7/31/03                                      $335,967         1.08%              1.74%            1.10%            79%
Year ended 7/31/04                                      $632,120         1.07%              1.27%            1.07%            22%
                                                        --------    ---------      -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/00                                      $ 12,777         1.27%              1.29%            1.33%            37%
Year ended 7/31/01                                      $ 16,069         1.31%              0.79%            1.37%            19%
Year ended 7/31/02                                      $ 12,579         1.40%              0.58%            1.43%            22%
Year ended 7/31/03                                      $ 14,100         1.33%              1.51%            1.36%            79%
Year ended 7/31/04                                      $ 21,738         1.32%              1.00%            1.32%            22%
                                                        --------    ---------      -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                  $  1,963         2.08%**            0.07%**          2.13%**          19%
Year ended 7/31/02                                      $  2,862         2.17%             (0.17%)           2.20%            22%
Year ended 7/31/03                                      $  3,408         2.08%              0.76%            2.11%            79%
Year ended 7/31/04                                      $  4,807         2.07%              0.27%            2.07%            22%
                                                        --------    ---------      -------------       ----------      ---------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/00                                      $    679         1.77%              0.80%            2.08%            37%
Year ended 7/31/01                                      $    668         2.02%              0.09%            2.19%            19%
Year ended 7/31/02                                      $    577         2.16%             (0.18%)           2.19%            22%
Year ended 7/31/03                                      $    884         2.08%              0.75%            2.10%            79%
Year ended 7/31/04                                      $  1,832         2.06%              0.27%            2.06%            22%
                                                        --------    ---------      -------------       ----------      ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 166-167 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                                  CHANGE IN NET ASSETS
                                                                                RESULTING FROM OPERATIONS
                                                                             -------------------------------
                                                                                               NET REALIZED
                                                                                                   AND
                                                                                                UNREALIZED      CHANGE IN
                                                                NET ASSET                     GAINS/(LOSSES)    NET ASSETS
                                                                 VALUE,          NET               FROM         RESULTING
                                                                BEGINNING    INVESTMENT         INVESTMENT         FROM
                                                                OF PERIOD   INCOME/(LOSS)      TRANSACTIONS     OPERATIONS
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.04#              1.35#         1.39
Year ended 7/31/04                                              $   11.35            0.14#              1.31#         1.45
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.02#              1.33#         1.35
Year ended 7/31/04                                              $   11.33            0.11#              1.30#         1.41
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $   10.00           (0.02)#             1.28#         1.26
Year ended 7/31/04                                              $   11.26            0.05#              1.27#         1.32
                                                                ---------   -------------     --------------    ----------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $   10.00           (0.01)#             1.28#         1.27
Year ended 7/31/04                                              $   11.26            0.03#              1.28#         1.31
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.09#              1.58#         1.67
Year ended 7/31/04                                              $   11.59            0.19#              1.03#         1.22
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.07#              1.58#         1.65
Year ended 7/31/04                                              $   11.58            0.16#              1.04#         1.20
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.02#              1.55#         1.57
Year ended 7/31/04                                              $   11.55            0.07#              1.03#         1.10
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.02#              1.55#         1.57
Year ended 7/31/04                                              $   11.55            0.07#              1.02#         1.09
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.14#              0.92#         1.06
Year ended 7/31/04                                              $   10.93            0.21#              0.76#         0.97
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.12#              0.92#         1.04
Year ended 7/31/04                                              $   10.93            0.19#              0.74#         0.93
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.06#              0.89#         0.95
Year ended 7/31/04                                              $   10.89            0.12#              0.73#         0.85
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.06#              0.90#         0.96
Year ended 7/31/04                                              $   10.90            0.12#              0.73#         0.85
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.18#              0.60#         0.78
Year ended 7/31/04                                              $   10.62            0.27#              0.51#         0.78
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.15#              0.59#         0.74
Year ended 7/31/04                                              $   10.60            0.22#              0.53#         0.75
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.10#              0.58#         0.68
Year ended 7/31/04                                              $   10.58            0.14#              0.53#         0.67
                                                                ---------   -------------     --------------    ----------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $   10.00            0.09#              0.59#         0.68
Year ended 7/31/04                                              $   10.59            0.14#              0.52#         0.66
                                                                ---------   -------------     --------------    ----------



                                                                 LESS DIVIDENDS AND
                                                                 DISTRIBUTIONS FROM
                                                                ---------------------
                                                                                                           NET        TOTAL
                                                                                             TOTAL        ASSET      RETURN
                                                                   NET         NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                                INVESTMENT   REALIZED         AND         END OF      SALES
                                                                  INCOME      GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.04)        --            (0.04)   $11.35        13.92%*
Year ended 7/31/04                                                   (0.13)     (0.18)           (0.31)   $12.49        12.83%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.02)        --            (0.02)   $11.33        13.57%*
Year ended 7/31/04                                                   (0.11)     (0.18)           (0.29)   $12.45        12.49%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                    --^        --               --    $11.26        12.65%*
Year ended 7/31/04                                                   (0.10)     (0.18)           (0.28)   $12.30        11.70%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.01)        --            (0.01)   $11.26        12.74%*
Year ended 7/31/04                                                   (0.09)     (0.18)           (0.27)   $12.30        11.67%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.08)        --            (0.08)   $11.59        16.78%*
Year ended 7/31/04                                                   (0.19)     (0.14)           (0.33)   $12.48        10.54%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.07)        --            (0.07)   $11.58        16.51%*
Year ended 7/31/04                                                   (0.17)     (0.14)           (0.31)   $12.47        10.32%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.02)        --            (0.02)   $11.55        15.70%*
Year ended 7/31/04                                                   (0.09)     (0.14)           (0.23)   $12.42         9.47%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.02)        --            (0.02)   $11.55        15.71%*
Year ended 7/31/04                                                   (0.09)     (0.14)           (0.23)   $12.41         9.45%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.13)        --            (0.13)   $10.93        10.66%*
Year ended 7/31/04                                                   (0.21)     (0.12)           (0.33)   $11.57         8.84%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.11)        --            (0.11)   $10.93        10.48%*
Year ended 7/31/04                                                   (0.18)     (0.12)           (0.30)   $11.56         8.53%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.06)        --            (0.06)   $10.89         9.58%*
Year ended 7/31/04                                                   (0.11)     (0.12)           (0.23)   $11.51         7.80%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.06)        --            (0.06)   $10.90         9.67%*
Year ended 7/31/04                                                   (0.12)     (0.12)           (0.24)   $11.51         7.76%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                                 (0.16)        --            (0.16)   $10.62         7.87%*
Year ended 7/31/04                                                   (0.25)     (0.20)           (0.45)   $10.95         7.39%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                                 (0.14)        --            (0.14)   $10.60         7.51%*
Year ended 7/31/04                                                   (0.22)     (0.20)           (0.42)   $10.93         7.15%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                                 (0.10)        --            (0.10)   $10.58         6.81%*
Year ended 7/31/04                                                   (0.15)     (0.20)           (0.35)   $10.90         6.35%
                                                                ----------   --------    -------------    ------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                                 (0.09)        --            (0.09)   $10.59         6.81%*
Year ended 7/31/04                                                   (0.15)     (0.20)           (0.35)   $10.90         6.29%
                                                                ----------   --------    -------------    ------    ---------



                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                ------------------------------------------------------------------
                                                                           RATIOS OF                       RATIOS OF
                                                                  NET      EXPENSES     RATIOS OF NET       EXPENSES
                                                                ASSETS,       TO         INVESTMENT            TO
                                                                 END OF     AVERAGE     INCOME/(LOSS)       AVERAGE      PORTFOLIO
                                                                 PERIOD       NET        TO AVERAGE           NET        TURNOVER
                                                                (000's)     ASSETS       NET ASSETS        ASSETS (a)     RATE (b)
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 32,421        0.08%**          0.45%**         0.78%**        79%
Year ended 7/31/04                                              $ 52,085        0.08%            1.09%           0.51%          22%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 10,090        0.33%**          0.16%**         1.24%**        79%
Year ended 7/31/04                                              $ 38,249        0.33%            0.80%           0.76%          22%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $  3,587        1.08%**         (0.54%)**        2.06%**        79%
Year ended 7/31/04                                              $ 12,106        1.08%            0.03%           1.51%          22%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $    532        1.08%**         (0.62%)**        2.20%**        79%
Year ended 7/31/04                                              $  1,916        1.08%            0.06%           1.51%          22%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 62,677        0.08%**          1.15%**         0.54%**        55%
Year ended 7/31/04                                              $ 82,264        0.08%            1.56%           0.45%          16%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 33,806        0.33%**          0.86%**         0.90%**        55%
Year ended 7/31/04                                              $ 94,739        0.33%            1.32%           0.70%          16%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $ 12,606        1.08%**          0.10%**         1.60%**        55%
Year ended 7/31/04                                              $ 39,636        1.08%            0.53%           1.45%          16%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,386        1.08%**          0.06%**         1.61%**        55%
Year ended 7/31/04                                              $  8,046        1.08%            0.48%           1.45%          16%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 71,538        0.08%**          1.82%**         0.52%**        55%
Year ended 7/31/04                                              $315,055        0.08%            1.76%           0.43%          14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 28,991        0.33%**          1.52%**         0.84%**        55%
Year ended 7/31/04                                              $ 98,293        0.33%            1.79%           0.68%          14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $ 14,631        1.08%**          0.74%**         1.63%**        55%
Year ended 7/31/04                                              $ 36,778        1.08%            1.05%           1.43%          14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,335        1.08%**          0.70%**         1.66%**        55%
Year ended 7/31/04                                              $  7,442        1.08%            1.04%           1.43%          14%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                            $ 40,412        0.08%**          2.23%**         0.60%**        72%
Year ended 7/31/04                                              $ 38,097        0.08%            2.33%           0.49%          19%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS A SHARES
8/1/02(d) to 7/31/03                                            $ 19,449        0.33%**          1.82%**         1.04%**        72%
Year ended 7/31/04                                              $ 40,851        0.33%            2.09%           0.74%          19%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS B SHARES
8/1/02(d) to 7/31/03                                            $  9,083        1.08%**          1.09%**         1.80%**        72%
Year ended 7/31/04                                              $ 21,122        1.08%            1.31%           1.49%          19%
                                                                --------   ---------    -------------      ----------    ---------
LIFEMODEL MODERATELY CONSERVATIVE FUNDSM CLASS C SHARES
8/1/02(d) to 7/31/03                                            $  1,017        1.08%**          1.07%**         1.73%**        72%
Year ended 7/31/04                                              $  3,576        1.08%            1.26%           1.49%          19%
                                                                --------   ---------    -------------      ----------    ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 168-169 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                       CHANGE IN NET ASSETS
                                                                     RESULTING FROM OPERATIONS
                                                                  -------------------------------
                                                                                    NET REALIZED
                                                                                         AND
                                                                                     UNREALIZED        CHANGE IN
                                                      NET ASSET                    GAINS/(LOSSES)     NET ASSETS
                                                       VALUE,          NET              FROM           RESULTING
                                                      BEGINNING    INVESTMENT        INVESTMENT          FROM
                                                      OF PERIOD   INCOME/(LOSS)     TRANSACTIONS      OPERATIONS
                                                      ---------   -------------    --------------     ----------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $   10.00            0.23#             0.52#          0.75
Year ended 7/31/04                                    $   10.54            0.31#             0.26#          0.57
                                                      ---------   -------------    --------------     ----------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                  $   10.00            0.21#             0.51#          0.72
Year ended 7/31/04                                    $   10.53            0.26#             0.28#          0.54
                                                      ---------   -------------    --------------     ----------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                  $   10.00            0.16#             0.49#          0.65
Year ended 7/31/04                                    $   10.50            0.19#             0.27#          0.46
                                                      ---------   -------------    --------------     ----------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                  $   10.00            0.15#             0.50#          0.65
Year ended 7/31/04                                    $   10.51            0.18#             0.28#          0.46
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                   $   10.62            0.87             (1.43)         (0.56)
Year ended 12/31/00                                   $    9.23            0.78              0.70           1.48
Year ended 12/31/01                                   $    9.96            0.69              0.59           1.28
1/1/02 to 7/31/02(c)                                  $   10.57            0.32              0.08           0.40
Year ended 7/31/03                                    $   10.63            0.58              0.25           0.83
Year ended 7/31/04                                    $   10.91            0.51              0.25           0.76
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                  $   11.65            0.17             (0.54)         (0.37)
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                  $   11.65            0.15             (0.54)         (0.39)
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                               $   10.53            0.16             (0.10)          0.06
1/1/02 to 7/31/02(c)                                  $   10.50            0.27              0.07           0.34
Year ended 7/31/03                                    $   10.55            0.47              0.24           0.71
Year ended 7/31/04                                    $   10.82            0.39              0.25           0.64
                                                      ---------   -------------    --------------     ----------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/99                                   $   10.61            0.86             (1.43)         (0.57)
Year ended 12/31/00                                   $    9.22            0.73              0.70           1.43
Year ended 12/31/01                                   $    9.95            0.63              0.60           1.23
1/1/02 to 7/31/02(c)                                  $   10.53            0.28              0.10           0.38
Year ended 7/31/03                                    $   10.60            0.51              0.26           0.77
Year ended 7/31/04                                    $   10.88            0.46              0.25           0.71
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                    $   37.28           (0.09)             1.59           1.50
Year ended 7/31/01                                    $   38.23              --            (11.73)        (11.73)
Year ended 7/31/02                                    $   25.47           (0.21)            (7.20)         (7.41)
Year ended 7/31/03                                    $   18.06           (0.12)             0.23           0.11
Year ended 7/31/04                                    $   18.17           (0.19)             1.12           0.93
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/00                                    $   37.20           (0.21)             1.61           1.40
Year ended 7/31/01                                    $   38.05              --            (11.74)        (11.74)
Year ended 7/31/02                                    $   25.28           (0.29)            (7.11)         (7.40)
Year ended 7/31/03                                    $   17.88           (0.16)             0.22           0.06
Year ended 7/31/04                                    $   17.94           (0.20)             1.08           0.88
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                $   34.43              --             (7.81)         (7.81)
Year ended 7/31/02                                    $   25.59           (0.34)            (7.40)         (7.74)
Year ended 7/31/03                                    $   17.85           (0.24)             0.16          (0.08)
Year ended 7/31/04                                    $   17.77           (0.31)             1.05           0.74
                                                      ---------   -------------    --------------     ----------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/00                                    $   36.92           (0.47)             1.66           1.19
Year ended 7/31/01                                    $   37.56              --            (11.78)        (11.78)
Year ended 7/31/02                                    $   24.75           (0.50)            (6.88)         (7.38)
Year ended 7/31/03                                    $   17.37           (0.30)             0.23          (0.07)
Year ended 7/31/04                                    $   17.30           (0.36)             1.07           0.71
                                                      ---------   -------------    --------------     ----------



                                                             LESS DIVIDENDS AND
                                                             DISTRIBUTIONS FROM
                                                      --------------------------------
                                                                                                            NET        TOTAL
                                                                                              TOTAL        ASSET      RETURN
                                                         NET         NET       RETURN       DIVIDENDS      VALUE,    (EXCLUDES
                                                      INVESTMENT   REALIZED      OF            AND         END OF      SALES
                                                        INCOME      GAINS      CAPITAL    DISTRIBUTIONS    PERIOD     CHARGE)
                                                      ----------   --------    -------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                       (0.21)        --         --            (0.21)   $10.54         7.58%*
Year ended 7/31/04                                         (0.29)     (0.16)        --            (0.45)   $10.66         5.44%
                                                      ----------   --------    -------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                       (0.19)        --         --            (0.19)   $10.53         7.31%*
Year ended 7/31/04                                         (0.27)     (0.16)        --            (0.43)   $10.64         5.11%
                                                      ----------   --------    -------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                       (0.15)        --         --            (0.15)   $10.50         6.54%*
Year ended 7/31/04                                         (0.19)     (0.16)        --            (0.35)   $10.61         4.37%
                                                      ----------   --------    -------    -------------    ------    ---------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                       (0.14)        --         --            (0.14)   $10.51         6.58%*
Year ended 7/31/04                                         (0.20)     (0.16)        --            (0.36)   $10.61         4.34%
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                        (0.83)        --         --            (0.83)   $ 9.23        (5.61%)
Year ended 12/31/00                                        (0.75)        --         --            (0.75)   $ 9.96        16.52%
Year ended 12/31/01                                        (0.67)        --         --^           (0.67)   $10.57        13.12%
1/1/02 to 7/31/02(c)                                       (0.34)        --         --            (0.34)   $10.63         3.82%*
Year ended 7/31/03                                         (0.55)        --         --            (0.55)   $10.91         7.89%
Year ended 7/31/04                                         (0.52)                   --            (0.52)   $11.15         7.04%
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                       (0.16)        --         --            (0.16)   $11.12        (3.15%)*
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                       (0.14)        --         --            (0.14)   $11.12        (3.36%)*
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                                    (0.09)        --         --            (0.09)   $10.50         0.62%*
1/1/02 to 7/31/02(c)                                       (0.29)        --         --            (0.29)   $10.55         3.22%*
Year ended 7/31/03                                         (0.44)        --         --            (0.44)   $10.82         6.82%
Year ended 7/31/04                                         (0.41)        --         --            (0.41)   $11.05         6.07%
                                                      ----------   --------    -------    -------------    ------    ---------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/99                                        (0.82)        --         --            (0.82)   $ 9.22        (5.72%)
Year ended 12/31/00                                        (0.70)        --         --            (0.70)   $ 9.95        16.01%
Year ended 12/31/01                                        (0.65)        --         --^           (0.65)   $10.53        12.64%
1/1/02 to 7/31/02(c)                                       (0.31)        --         --            (0.31)   $10.60         3.64%*
Year ended 7/31/03                                         (0.49)        --         --            (0.49)   $10.88         7.36%
Year ended 7/31/04                                         (0.47)        --         --            (0.47)   $11.12         6.55%
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                            --      (0.55)        --            (0.55)   $38.23         4.07%
Year ended 7/31/01                                            --      (1.03)        --            (1.03)   $25.47       (31.27%)
Year ended 7/31/02                                            --         --         --               --    $18.06       (29.09%)
Year ended 7/31/03                                            --         --         --               --    $18.17         0.61%
Year ended 7/31/04                                            --         --         --               --    $19.10         5.12%
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/00                                            --      (0.55)        --            (0.55)   $38.05         3.81%
Year ended 7/31/01                                            --      (1.03)        --            (1.03)   $25.28       (31.44%)
Year ended 7/31/02                                            --         --         --               --    $17.88       (29.27%)
Year ended 7/31/03                                            --         --         --               --    $17.94         0.34%
Year ended 7/31/04                                            --         --         --               --    $18.82         4.91%
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                        --      (1.03)        --            (1.03)   $25.59       (23.35%)*
Year ended 7/31/02                                            --         --         --               --    $17.85       (30.25%)
Year ended 7/31/03                                            --         --         --               --    $17.77        (0.45%)
Year ended 7/31/04                                            --         --         --               --    $18.51         4.16%
                                                      ----------   --------    -------    -------------    ------    ---------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/00                                            --      (0.55)        --            (0.55)   $37.56         3.26%
Year ended 7/31/01                                            --      (1.03)        --            (1.03)   $24.75       (31.97%)
Year ended 7/31/02                                            --         --         --               --    $17.37       (29.82%)
Year ended 7/31/03                                            --         --         --               --    $17.30        (0.40%)
Year ended 7/31/04                                            --         --         --               --    $18.01         4.10%
                                                      ----------   --------    -------    -------------    ------    ---------



                                                                            RATIOS/SUPPLEMENTAL DATA
                                                      --------------------------------------------------------------------
                                                                 RATIOS OF                       RATIOS OF
                                                        NET      EXPENSES      RATIOS OF NET      EXPENSES
                                                      ASSETS,       TO          INVESTMENT           TO
                                                      END OF      AVERAGE      INCOME/(LOSS)      AVERAGE        PORTFOLIO
                                                      PERIOD        NET         TO AVERAGE          NET          TURNOVER
                                                      (000's)     ASSETS        NET ASSETS       ASSETS (a)       RATE (b)
                                                      -------    ---------     -------------     ----------      ---------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $16,014         0.08%**           2.90%**        0.75%**          63%
Year ended 7/31/04                                    $14,201         0.08%             2.79%          0.58%            27%
                                                      -------    ---------     -------------     ----------      ---------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                                  $ 9,387         0.33%**           2.52%**        1.17%**          63%
Year ended 7/31/04                                    $20,461         0.33%             2.59%          0.84%            27%
                                                      -------    ---------     -------------     ----------      ---------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                                  $ 8,795         1.08%**           1.75%**        1.86%**          63%
Year ended 7/31/04                                    $13,524         1.08%             1.80%          1.58%            27%
                                                      -------    ---------     -------------     ----------      ---------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                                  $ 2,203         1.08%**           1.63%**        1.86%**          63%
Year ended 7/31/04                                    $ 6,563         1.08%             1.81%          1.58%            27%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                   $ 2,540         1.41%             8.37%          1.41%            51%
Year ended 12/31/00                                   $ 3,349         1.35%             8.03%          1.35%            48%
Year ended 12/31/01                                   $ 3,142         1.26%             6.62%          1.28%            34%
1/1/02 to 7/31/02(c)                                  $11,491         1.35%**           5.14%**        1.63%**          27%
Year ended 7/31/03                                    $67,649         1.35%             5.25%          1.35%            38%
Year ended 7/31/04                                    $90,995         1.33%             4.64%          1.33%            36%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                                  $   954         1.63%**           5.02%**        1.63%**          36%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                                  $   389         2.37%**           4.27%**        2.37%**          36%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND CLASS C SHARES
10/29/01(d) to 12/31/01                               $ 1,755         2.39%**           8.97%**        2.55%**          34%
1/1/02 to 7/31/02(c)                                  $ 8,148         2.37%**           3.97%**        2.66%**          27%
Year ended 7/31/03                                    $37,810         2.32%             4.35%          2.35%            38%
Year ended 7/31/04                                    $39,298         2.33%             3.62%          2.33%            36%
                                                      -------    ---------     -------------     ----------      ---------
STRATEGIC INCOME FUND ADVISOR SHARES
Year ended 12/31/99                                   $24,023         1.91%             7.87%          1.91%            51%
Year ended 12/31/00                                   $32,351         1.85%             7.53%          1.85%            48%
Year ended 12/31/01                                   $34,105         1.76%             6.12%          1.78%            34%
1/1/02 to 7/31/02(c)                                  $31,240         1.85%**           4.49%**        2.07%**          27%
Year ended 7/31/03                                    $36,345         1.85%             4.68%          1.88%            38%
Year ended 7/31/04                                    $39,982         1.83%             4.12%          1.83%            36%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                    $58,939         1.07%            (0.23%)         1.07%            53%
Year ended 7/31/01                                    $31,415         1.11%            (0.48%)         1.24%           139%
Year ended 7/31/02                                    $16,623         1.38%            (0.79%)         1.38%            70%
Year ended 7/31/03                                    $14,659         1.47%            (0.67%)         1.63%            50%
Year ended 7/31/04                                    $ 7,166         1.43%            (0.68%)         1.74%            81%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND CLASS A SHARES
Year ended 7/31/00                                    $42,842         1.32%            (0.47%)         1.32%            53%
Year ended 7/31/01                                    $20,106         1.36%            (0.73%)         1.48%           139%
Year ended 7/31/02                                    $ 9,132         1.63%            (1.03%)         1.63%            70%
Year ended 7/31/03                                    $ 8,264         1.72%            (0.92%)         1.89%            50%
Year ended 7/31/04                                    $ 9,391         1.68%            (0.98%)         2.00%            81%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                $   158         2.17%**          (1.54%)**       2.57%**         139%
Year ended 7/31/02                                    $   285         2.27%            (1.89%)         2.27%            70%
Year ended 7/31/03                                    $   350         2.47%            (1.68%)         2.63%            50%
Year ended 7/31/04                                    $   441         2.43%            (1.74%)         2.74%            81%
                                                      -------    ---------     -------------     ----------      ---------
SELECT STOCK FUND CLASS C SHARES
Year ended 7/31/00                                    $ 4,171         1.82%            (0.97%)         2.07%            53%
Year ended 7/31/01                                    $ 1,935         2.05%            (1.42%)         2.32%           139%
Year ended 7/31/02                                    $   837         2.38%            (1.78%)         2.38%            70%
Year ended 7/31/03                                    $   727         2.47%            (1.67%)         2.64%            50%
Year ended 7/31/04                                    $   580         2.43%            (1.71%)         2.75%            81%
                                                      -------    ---------     -------------     ----------      ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 170-171 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                CHANGE IN NET ASSETS
                                                             RESULTING FROM OPERATIONS
                                                         ----------------------------------
                                                                              NET REALIZED
                                                                                  AND
                                                                               UNREALIZED      CHANGE IN
                                            NET ASSET                        GAINS/(LOSSES)    NET ASSETS
                                             VALUE,           NET                 FROM         RESULTING
                                            BEGINNING     INVESTMENT           INVESTMENT         FROM
                                            OF PERIOD    INCOME/(LOSS)        TRANSACTIONS     OPERATIONS
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                        $   20.00            (0.03)               (0.76)        (0.79)
Year ended 7/31/01                          $   19.21               --                (8.68)        (8.68)
Year ended 7/31/02                          $   10.37            (0.12)               (4.70)        (4.82)
Year ended 7/31/03                          $    5.55            (0.09)+               3.26          3.17
Year ended 7/31/04                          $    8.72            (0.11)+              (0.15)        (0.26)
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                        $   20.00            (0.03)               (0.76)        (0.79)
Year ended 7/31/01                          $   19.21               --                (8.70)        (8.70)
Year ended 7/31/02                          $   10.35            (0.13)               (4.70)        (4.83)
Year ended 7/31/03                          $    5.52            (0.11)+               3.25          3.14
Year ended 7/31/04                          $    8.66            (0.13)+              (0.15)        (0.28)
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                      $   17.28               --                (6.84)        (6.84)
Year ended 7/31/02                          $   10.28            (0.17)               (4.67)        (4.84)
Year ended 7/31/03                          $    5.44            (0.15)+               3.18          3.03
Year ended 7/31/04                          $    8.47            (0.20)+              (0.13)        (0.33)
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                        $   20.00            (0.03)               (0.77)        (0.80)
Year ended 7/31/01                          $   19.20               --                (8.80)        (8.80)
Year ended 7/31/02                          $   10.24            (0.24)               (4.57)        (4.81)
Year ended 7/31/03                          $    5.43            (0.16)+               3.17          3.01
Year ended 7/31/04                          $    8.44            (0.21)+              (0.12)        (0.33)
                                            ---------    -------------       --------------    ----------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                      $    8.91            (0.08)               (3.32)        (3.40)
Year ended 7/31/03                          $    5.51            (0.13)+               3.23          3.10
Year ended 7/31/04                          $    8.61            (0.16)+              (0.14)        (0.30)
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/00                          $   12.80             0.07                 1.01          1.08
Year ended 7/31/01                          $   12.70             0.13                (2.17)        (2.04)
Year ended 7/31/02                          $    9.04             0.02                (1.30)        (1.28)
Year ended 7/31/03                          $    7.65             0.06                 0.12          0.18
Year ended 7/31/04                          $    7.79             0.06+                1.61          1.67
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/00                          $   12.84             0.04                 1.01          1.05
Year ended 7/31/01                          $   12.71             0.12                (2.19)        (2.07)
Year ended 7/31/02                          $    9.02             0.04                (1.24)        (1.28)
Year ended 7/31/03                          $    7.64             0.07                 0.12          0.19
Year ended 7/31/04                          $    7.81             0.05+                1.59          1.64
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                      $   12.09             0.03                (1.44)        (1.41)
Year ended 7/31/02                          $    9.06            (0.05)               (1.31)        (1.36)
Year ended 7/31/03                          $    7.60               --^                0.11          0.11
Year ended 7/31/04                          $    7.71            (0.02)+               1.59          1.57
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/00                          $   12.76            (0.03)                0.99          0.96
Year ended 7/31/01                          $   12.54             0.13                (2.23)        (2.10)
Year ended 7/31/02                          $    8.82            (0.08)               (1.24)        (1.32)
Year ended 7/31/03                          $    7.40             0.02                 0.08          0.10
Year ended 7/31/04                          $    7.50            (0.02)+               1.54          1.52
                                            ---------    -------------       --------------    ----------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                      $    8.67             0.02+                0.65          0.67
                                            ---------    -------------       --------------    ----------



                                              LESS DIVIDENDS AND
                                              DISTRIBUTIONS FROM
                                            ----------------------
                                                                                        NET         TOTAL
                                                                          TOTAL        ASSET       RETURN
                                               NET          NET         DIVIDENDS      VALUE,     (EXCLUDES
                                            INVESTMENT    REALIZED         AND         END OF       SALES
                                              INCOME       GAINS      DISTRIBUTIONS    PERIOD      CHARGE)
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                                --          --               --    $19.21         (5.69%)*
Year ended 7/31/01                                  --       (0.16)           (0.16)   $10.37        (46.65%)
Year ended 7/31/02                                  --          --               --    $ 5.55        (46.48%)
Year ended 7/31/03                                  --          --               --    $ 8.72         57.12%
Year ended 7/31/04                                  --          --               --    $ 8.46         (2.98%)
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                                --          --               --    $19.21         (5.69%)*
Year ended 7/31/01                                  --       (0.16)           (0.16)   $10.35        (45.62%)
Year ended 7/31/02                                  --          --               --    $ 5.52        (46.67%)
Year ended 7/31/03                                  --          --               --    $ 8.66         56.88%
Year ended 7/31/04                                  --          --               --    $ 8.38         (3.23%)
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              --       (0.16)           (0.16)   $10.28        (39.95%)*
Year ended 7/31/02                                  --          --               --    $ 5.44        (47.08%)
Year ended 7/31/03                                  --          --               --    $ 8.47         55.70%
Year ended 7/31/04                                  --          --               --    $ 8.14         (3.90%)
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                                --          --               --    $19.20         (5.65%)*
Year ended 7/31/01                                  --       (0.16)           (0.16)   $10.24        (46.12%)
Year ended 7/31/02                                  --          --               --    $ 5.43        (46.97%)
Year ended 7/31/03                                  --          --               --    $ 8.44         55.43%
Year ended 7/31/04                                  --          --               --    $ 8.11         (3.79%)
                                            ----------    --------    -------------    ------     ---------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              --          --               --    $ 5.51        (34.48%)*
Year ended 7/31/03                                  --          --               --    $ 8.61         56.26%
Year ended 7/31/04                                  --          --               --    $ 8.31         (3.37%)
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/00                                  --       (1.18)           (1.18)   $12.70          8.29%
Year ended 7/31/01                                  --       (1.62)           (1.62)   $ 9.04        (17.61%)
Year ended 7/31/02                               (0.11)         --            (0.11)   $ 7.65        (14.30%)
Year ended 7/31/03                               (0.04)         --            (0.04)   $ 7.79          2.47%
Year ended 7/31/04                               (0.14)         --            (0.14)   $ 9.32         21.56%
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/00                                  --       (1.18)           (1.18)   $12.71          8.02%
Year ended 7/31/01                                  --       (1.62)           (1.62)   $ 9.02        (17.85%)
Year ended 7/31/02                               (0.10)         --            (0.10)   $ 7.64        (14.23%)
Year ended 7/31/03                               (0.02)         --            (0.02)   $ 7.81          2.52%
Year ended 7/31/04                               (0.12)         --            (0.12)   $ 9.33         21.11%
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                              --       (1.62)           (1.62)   $ 9.06        (13.36%)*
Year ended 7/31/02                               (0.10)         --            (0.10)   $ 7.60        (15.11%)
Year ended 7/31/03                                  --          --               --    $ 7.71          1.45%
Year ended 7/31/04                               (0.05)         --            (0.05)   $ 9.23         20.43%
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/00                                  --       (1.18)           (1.18)   $12.54          7.25%
Year ended 7/31/01                                  --       (1.62)           (1.62)   $ 8.82        (18.39%)
Year ended 7/31/02                               (0.10)         --            (0.10)   $ 7.40        (15.07%)
Year ended 7/31/03                                  --          --               --    $ 7.50          1.35%
Year ended 7/31/04                               (0.03)         --            (0.03)   $ 8.99         20.32%
                                            ----------    --------    -------------    ------     ---------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                           (0.03)         --            (0.03)   $ 9.31          7.70%*
                                            ----------    --------    -------------    ------     ---------



                                                                  RATIOS/SUPPLEMENTAL DATA
                                            --------------------------------------------------------------------
                                                        RATIOS OF                       RATIOS OF
                                              NET       EXPENSES      RATIOS OF NET      EXPENSES
                                            ASSETS,        TO          INVESTMENT          TO
                                             END OF      AVERAGE      INCOME/(LOSS)      AVERAGE        PORTFOLIO
                                             PERIOD        NET         TO AVERAGE          NET          TURNOVER
                                            (000's)      ASSETS        NET ASSETS       ASSETS (a)       RATE (b)
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND INSTITUTIONAL SHARES
6/5/00(d) to 7/31/00                        $ 55,188         1.46%**          (0.79%)**       1.46%**          11%
Year ended 7/31/01                          $ 45,842         1.50%            (1.24%)         1.50%            50%
Year ended 7/31/02                          $ 21,183         1.51%            (1.35%)         1.51%            97%
Year ended 7/31/03                          $ 29,573         1.55%            (1.46%)         1.87%           258%
Year ended 7/31/04                          $ 37,573         1.20%            (1.07%)         1.55%           191%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND CLASS A SHARES
6/5/00(d) to 7/31/00                        $  4,560         1.70%**          (1.27%)**       1.70%**          11%
Year ended 7/31/01                          $  5,615         1.76%            (1.49%)         1.76%            50%
Year ended 7/31/02                          $  3,256         1.75%            (1.59%)         1.75%            97%
Year ended 7/31/03                          $  5,218         1.81%            (1.71%)         2.13%           258%
Year ended 7/31/04                          $  7,105         1.45%            (1.31%)         1.80%           191%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND CLASS B SHARES
10/11/00(d) to 7/31/01                      $    900         2.54%**          (2.28%)**       2.54%**          50%
Year ended 7/31/02                          $    679         2.51%            (2.35%)         2.51%            97%
Year ended 7/31/03                          $  1,164         2.55%            (2.45%)         2.87%           258%
Year ended 7/31/04                          $  1,436         2.20%            (2.06%)         2.56%           191%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND CLASS C SHARES
6/5/00(d) to 7/31/00                        $    105         2.42%**          (1.89%)**       2.42%**          11%
Year ended 7/31/01                          $    150         2.60%            (2.33%)         2.60%            50%
Year ended 7/31/02                          $     96         2.45%            (2.29%)         2.45%            97%
Year ended 7/31/03                          $  1,081         2.47%            (2.37%)         2.82%           258%
Year ended 7/31/04                          $  1,757         2.20%            (2.07%)         2.55%           191%
                                            --------    ---------     -------------     ----------      ---------
TECHNOLOGY FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                      $      6         1.95%**          (1.82%)**       1.95%**          97%
Year ended 7/31/03                          $     55         1.90%            (1.83%)         2.30%           258%
Year ended 7/31/04                          $    247         1.71%            (1.58%)         2.04%           191%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY INSTITUTIONAL SHARES
Year ended 7/31/00                          $208,383         1.45%             0.55%          1.45%            86%
Year ended 7/31/01                          $154,950         1.48%             0.98%          1.48%            42%
Year ended 7/31/02                          $148,593         1.38%             0.17%          1.38%            23%
Year ended 7/31/03                          $159,160         1.42%             0.96%          1.45%            44%
Year ended 7/31/04                          $324,852         1.36%             0.61%          1.42%            50%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY CLASS A SHARES
Year ended 7/31/00                          $  7,901         1.70%             0.32%          1.70%            86%
Year ended 7/31/01                          $  5,933         1.73%             0.07%          1.73%            42%
Year ended 7/31/02                          $  4,105         1.62%             0.17%          1.62%            23%
Year ended 7/31/03                          $  5,489         1.67%             0.88%          1.69%            44%
Year ended 7/31/04                          $ 22,999         1.61%             0.51%          1.67%            50%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY CLASS B SHARES
10/11/00(d) to 7/31/01                      $    176         2.43%**           2.08%**        2.43%**          42%
Year ended 7/31/02                          $    246         2.38%            (0.79%)         2.38%            23%
Year ended 7/31/03                          $    340         2.42%             0.01%          2.45%            44%
Year ended 7/31/04                          $    793         2.36%            (0.21%)         2.42%            50%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY CLASS C SHARES
Year ended 7/31/00                          $    276         2.22%            (0.20%)         2.22%            86%
Year ended 7/31/01                          $    163         2.43%            (0.01%)         2.57%            42%
Year ended 7/31/02                          $    127         2.38%            (0.94%)         2.38%            23%
Year ended 7/31/03                          $    304         2.39%             0.64%          2.44%            44%
Year ended 7/31/04                          $    555         2.36%            (0.22%)         2.42%            50%
                                            --------    ---------     -------------     ----------      ---------
INTERNATIONAL EQUITY ADVISOR SHARES
11/10/03(d) to 7/31/04                      $ 12,360         1.85%**           0.31%**        1.92%**          50%
                                            --------    ---------     -------------     ----------      ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 172-173 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                 CHANGE IN NET ASSETS
                                                              RESULTING FROM OPERATIONS
                                                          ----------------------------------
                                                                               NET REALIZED
                                                                                   AND
                                                                                UNREALIZED      CHANGE IN
                                             NET ASSET                        GAINS/(LOSSES)    NET ASSETS
                                              VALUE,           NET                 FROM         RESULTING
                                             BEGINNING     INVESTMENT           INVESTMENT         FROM
                                             OF PERIOD       INCOME           TRANSACTIONS     OPERATIONS
                                             ---------    -------------       --------------    ----------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                          $   10.33             0.60                (1.05)        (0.45)
Year ended 12/31/00                          $    9.27             0.61                 0.45          1.06
1/1/01 to 7/31/01(f)                         $    9.72             0.28                 0.31          0.59
Year ended 7/31/02                           $    9.97             0.50                (0.01)         0.49
Year ended 7/31/03                           $    9.93             0.39                 0.09          0.48
Year ended 7/31/04                           $    9.96             0.28                 0.14          0.42
                                             ---------    -------------       --------------    ----------
BOND FUND CLASS A SHARES
Year ended 12/31/99                          $   10.32             0.58                (1.06)        (0.48)
Year ended 12/31/00                          $    9.25             0.59                 0.46          1.05
1/1/01 to 7/31/01(f)                         $    9.71             0.27                 0.30          0.57
Year ended 7/31/02                           $    9.95             0.51                (0.03)         0.48
Year ended 7/31/03                           $    9.92             0.37                 0.08          0.45
Year ended 7/31/04                           $    9.95             0.25                 0.16          0.41
                                             ---------    -------------       --------------    ----------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $   10.13             0.29                (0.17)         0.12
Year ended 7/31/03                           $    9.93             0.28                 0.08          0.36
Year ended 7/31/04                           $    9.95             0.15                 0.18          0.33
                                             ---------    -------------       --------------    ----------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $   10.13             0.27                (0.16)         0.11
Year ended 7/31/03                           $    9.93             0.29                 0.08          0.37
Year ended 7/31/04                           $    9.96             0.17                 0.15          0.32
                                             ---------    -------------       --------------    ----------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                       $   10.13             0.35                (0.19)         0.16
Year ended 7/31/03                           $    9.93             0.34                 0.08          0.42
Year ended 7/31/04                           $    9.96             0.23                 0.14          0.37
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                          $   10.06             0.56                (0.68)        (0.12)
Year ended 12/31/00                          $    9.37             0.60                 0.29          0.89
1/1/01 to 7/31/01(g)                         $    9.66             0.25                 0.32          0.57
Year ended 7/31/02                           $    9.90             0.47                 0.11          0.58
Year ended 7/31/03                           $    9.98             0.38                 0.10          0.48
Year ended 7/31/04                           $   10.04             0.31                (0.04)         0.27
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/99                          $   10.08             0.54                (0.68)        (0.14)
Year ended 12/31/00                          $    9.40             0.57                 0.28          0.85
1/1/01 to 7/31/01(g)                         $    9.68             0.25                 0.32          0.57
Year ended 7/31/02                           $    9.93             0.50                 0.06          0.56
Year ended 7/31/03                           $   10.01             0.36                 0.09          0.45
Year ended 7/31/04                           $   10.06             0.29                (0.04)         0.25
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                       $   10.08             0.29                (0.10)         0.19
Year ended 7/31/03                           $    9.96             0.29                 0.09          0.38
Year ended 7/31/04                           $   10.01             0.24                (0.03)         0.21
                                             ---------    -------------       --------------    ----------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                       $   10.08             0.27                (0.07)         0.20
Year ended 7/31/03                           $    9.98             0.30                 0.08          0.38
Year ended 7/31/04                           $   10.03             0.20                (0.03)         0.17
                                             ---------    -------------       --------------    ----------



                                                LESS DIVIDENDS AND
                                                DISTRIBUTIONS FROM
                                              ----------------------
                                                                                          NET         TOTAL
                                                                            TOTAL        ASSET       RETURN
                                                 NET          NET         DIVIDENDS      VALUE,     (EXCLUDES
                                              INVESTMENT    REALIZED         AND         END OF       SALES
                                                INCOME       GAINS      DISTRIBUTIONS    PERIOD      CHARGE)
                                              ----------    --------    -------------    ------     ---------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                (0.60)      (0.01)           (0.61)   $ 9.27         (4.41%)
Year ended 12/31/00                                (0.61)         --            (0.61)   $ 9.72         11.91%
1/1/01 to 7/31/01(f)                               (0.34)         --            (0.34)   $ 9.97          6.19%*
Year ended 7/31/02                                 (0.53)         --            (0.53)   $ 9.93          5.06%
Year ended 7/31/03                                 (0.45)         --            (0.45)   $ 9.96          4.79%
Year ended 7/31/04                                 (0.36)         --            (0.36)   $10.02          4.26%
                                              ----------    --------    -------------    ------     ---------
BOND FUND CLASS A SHARES
Year ended 12/31/99                                (0.58)      (0.01)           (0.59)   $ 9.25         (4.76%)
Year ended 12/31/00                                (0.59)         --            (0.59)   $ 9.71         11.65%
1/1/01 to 7/31/01(f)                               (0.33)         --            (0.33)   $ 9.95          6.05%*
Year ended 7/31/02                                 (0.51)         --            (0.51)   $ 9.92          4.91%
Year ended 7/31/03                                 (0.42)         --            (0.42)   $ 9.95          4.62%
Year ended 7/31/04                                 (0.34)         --            (0.34)   $10.02          4.00%
                                              ----------    --------    -------------    ------     ---------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.32)         --            (0.32)   $ 9.93          1.22%*
Year ended 7/31/03                                 (0.34)         --            (0.34)   $ 9.95          3.74%
Year ended 7/31/04                                 (0.26)         --            (0.26)   $10.02          3.19%
                                              ----------    --------    -------------    ------     ---------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.31)         --            (0.31)   $ 9.93          1.20%*
Year ended 7/31/03                                 (0.34)         --            (0.34)   $ 9.96          3.75%
Year ended 7/31/04                                 (0.26)         --            (0.26)   $10.02          3.20%
                                              ----------    --------    -------------    ------     ---------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             (0.36)         --            (0.36)   $ 9.93          1.69%*
Year ended 7/31/03                                 (0.39)         --            (0.39)   $ 9.96          4.25%
Year ended 7/31/04                                 (0.31)         --            (0.31)   $10.02          3.73%
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                (0.57)         --            (0.57)   $ 9.37         (1.22%)
Year ended 12/31/00                                (0.60)         --            (0.60)   $ 9.66          9.74%
1/1/01 to 7/31/01(g)                               (0.33)         --            (0.33)   $ 9.90          6.16%*
Year ended 7/31/02                                 (0.50)         --            (0.50)   $ 9.98          6.15%
Year ended 7/31/03                                 (0.42)         --            (0.42)   $10.04          4.77%
Year ended 7/31/04                                 (0.38)         --            (0.38)   $ 9.93          2.71%
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/99                                (0.54)         --            (0.54)   $ 9.40         (1.36%)
Year ended 12/31/00                                (0.57)         --            (0.57)   $ 9.68          9.44%
1/1/01 to 7/31/01(g)                               (0.32)         --            (0.32)   $ 9.93          5.98%*
Year ended 7/31/02                                 (0.48)         --            (0.48)   $10.01          5.78%
Year ended 7/31/03                                 (0.40)         --            (0.40)   $10.06          4.52%
Year ended 7/31/04                                 (0.36)         --            (0.36)   $ 9.95          2.45%
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             (0.31)         --            (0.31)   $ 9.96          1.92%*
Year ended 7/31/03                                 (0.33)         --            (0.33)   $10.01          3.78%
Year ended 7/31/04                                 (0.32)         --            (0.32)   $ 9.90          2.06%
                                              ----------    --------    -------------    ------     ---------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             (0.30)         --            (0.30)   $ 9.98          2.02%*
Year ended 7/31/03                                 (0.33)         --            (0.33)   $10.03          3.78%
Year ended 7/31/04                                 (0.28)         --            (0.28)   $ 9.92          1.72%
                                              ----------    --------    -------------    ------     ---------



                                                                   RATIOS/SUPPLEMENTAL DATA
                                             --------------------------------------------------------------------
                                                          RATIOS OF                      RATIOS OF
                                                NET       EXPENSES      RATIOS OF NET     EXPENSES
                                              ASSETS,        TO          INVESTMENT          TO
                                               END OF      AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                               PERIOD        NET         TO AVERAGE         NET          TURNOVER
                                              (000's)      ASSETS        NET ASSETS      ASSETS (a)       RATE (b)
                                              --------    ---------     -------------    ----------      ---------
BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                           $295,017         0.83%             6.25%         0.84%            90%
Year ended 12/31/00                           $295,093         0.82%             6.51%         0.82%           135%
1/1/01 to 7/31/01(f)                          $281,795         0.83%**           4.87%**       0.84%**         131%
Year ended 7/31/02                            $403,677         0.81%             4.74%         0.90%           229%
Year ended 7/31/03                            $303,450         0.80%             3.86%         0.89%           332%
Year ended 7/31/04                            $277,706         0.79%             2.75%         0.90%           389%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND CLASS A SHARES
Year ended 12/31/99                           $ 10,614         1.08%             5.99%         1.09%            90%
Year ended 12/31/00                           $  6,663         1.07%             6.27%         1.07%           135%
1/1/01 to 7/31/01(f)                          $  6,190         1.08%**           4.61%**       1.09%**         131%
Year ended 7/31/02                            $ 19,949         1.06%             4.47%         1.16%           229%
Year ended 7/31/03                            $ 20,572         1.05%             3.57%         1.14%           332%
Year ended 7/31/04                            $ 22,559         1.04%             2.51%         1.15%           389%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $  6,857         1.81%**           3.70%**       1.93%**         229%
Year ended 7/31/03                            $  7,418         1.80%             2.81%         1.89%           332%
Year ended 7/31/04                            $  4,512         1.79%             1.76%         1.90%           389%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $  1,194         1.81%**           3.68%**       1.92%**         229%
Year ended 7/31/03                            $  1,246         1.80%             2.79%         1.89%           332%
Year ended 7/31/04                            $    768         1.79%             1.76%         1.90%           389%
                                              --------    ---------     -------------    ----------      ---------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                        $    723         1.31%**           4.21%**       1.46%**         229%
Year ended 7/31/03                            $    737         1.30%             3.34%         1.39%           332%
Year ended 7/31/04                            $    655         1.29%             2.25%         1.40%           389%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                           $843,520         0.77%             5.83%         0.78%            84%
Year ended 12/31/00                           $714,445         0.76%             6.29%         0.77%           168%
1/1/01 to 7/31/01(g)                          $663,571         0.78%**           4.52%**       0.78%**         141%
Year ended 7/31/02                            $799,642         0.77%             4.53%         0.82%           229%
Year ended 7/31/03                            $772,536         0.76%             3.72%         0.81%           252%
Year ended 7/31/04                            $676,344         0.76%             3.13%         0.81%           189%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND CLASS A SHARES
Year ended 12/31/99                           $ 11,537         1.02%             5.58%         1.03%            84%
Year ended 12/31/00                           $  9,130         1.01%             6.04%         1.02%           168%
1/1/01 to 7/31/01(g)                          $  8,467         1.03%**           4.26%**       1.03%**         141%
Year ended 7/31/02                            $ 31,977         1.02%             4.25%         1.07%           229%
Year ended 7/31/03                            $ 36,471         1.01%             3.45%         1.06%           252%
Year ended 7/31/04                            $ 37,500         1.01%             2.88%         1.07%           189%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                        $  2,580         1.77%**           3.45%**       1.84%**         229%
Year ended 7/31/03                            $  5,564         1.76%             2.64%         1.81%           252%
Year ended 7/31/04                            $  3,982         1.46%             2.42%         1.81%           189%
                                              --------    ---------     -------------    ----------      ---------
INTERMEDIATE BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                        $    797         1.77%**           3.48%**       1.84%**         229%
Year ended 7/31/03                            $  2,319         1.76%             2.59%         1.81%           252%
Year ended 7/31/04                            $  1,620         1.76%             2.12%         1.81%           189%
                                              --------    ---------     -------------    ----------      ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 174-175 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                  CHANGE IN NET ASSETS
                                                               RESULTING FROM OPERATIONS
                                                              ----------------------------
                                                                             NET REALIZED
                                                                                 AND
                                                                              UNREALIZED      CHANGE IN
                                                 NET ASSET                  GAINS/(LOSSES)    NET ASSETS
                                                  VALUE,          NET            FROM         RESULTING
                                                 BEGINNING    INVESTMENT      INVESTMENT         FROM
                                                 OF PERIOD      INCOME       TRANSACTIONS     OPERATIONS
                                                 ---------    ----------    --------------    ----------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                              $    9.77          0.53             (0.29)         0.24
Year ended 12/31/00                              $    9.48          0.57              0.18          0.75
1/1/01 to 7/31/01(h)                             $    9.66          0.26              0.23          0.49
Year ended 7/31/02                               $    9.83          0.41              0.07          0.48
Year ended 7/31/03                               $    9.82          0.28              0.03          0.31
Year ended 7/31/04                               $    9.75          0.19+            (0.06)         0.13
                                                 ---------    ----------    --------------    ----------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/99                              $    9.76          0.52             (0.30)         0.22
Year ended 12/31/00                              $    9.47          0.56              0.18          0.74
1/1/01 to 7/31/01(h)                             $    9.65          0.23              0.25          0.48
Year ended 7/31/02                               $    9.82          0.43              0.03          0.46
Year ended 7/31/03                               $    9.81          0.28              0.02          0.30
Year ended 7/31/04                               $    9.74          0.18+            (0.07)         0.11
                                                 ---------    ----------    --------------    ----------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                            $    9.75          0.09+            (0.06)         0.03
                                                 ---------    ----------    --------------    ----------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                               $    9.64          0.51             (0.10)         0.41
Year ended 7/31/01                               $    9.54          0.51              0.52          1.03
Year ended 7/31/02(i)                            $   10.06          0.41              0.33          0.74
Year ended 7/31/03                               $   10.42          0.30              0.03          0.33
Year ended 7/31/04                               $   10.29          0.25                --^         0.25
                                                 ---------    ----------    --------------    ----------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/00                               $    9.64          0.48             (0.09)         0.39
Year ended 7/31/01                               $    9.55          0.50              0.51          1.01
Year ended 7/31/02(i)                            $   10.06          0.38              0.35          0.73
Year ended 7/31/03                               $   10.43          0.27              0.03          0.30
Year ended 7/31/04                               $   10.29          0.20              0.03          0.23
                                                 ---------    ----------    --------------    ----------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/00                               $    9.61          0.43             (0.09)         0.34
Year ended 7/31/01                               $    9.52          0.44              0.49          0.93
Year ended 7/31/02(i)                            $   10.01          0.30              0.34          0.64
Year ended 7/31/03                               $   10.36          0.19              0.03          0.22
Year ended 7/31/04                               $   10.22          0.15             (0.01)         0.14
                                                 ---------    ----------    --------------    ----------



                                                   LESS DIVIDENDS AND
                                                   DISTRIBUTIONS FROM
                                                 ----------------------
                                                                                             NET         TOTAL
                                                                               TOTAL        ASSET       RETURN
                                                    NET          NET         DIVIDENDS      VALUE,     (EXCLUDES
                                                 INVESTMENT    REALIZED         AND         END OF       SALES
                                                   INCOME       GAINS      DISTRIBUTIONS    PERIOD      CHARGE)
                                                 ----------    --------    -------------    ------     ---------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                  (0.53)          --            (0.53)   $ 9.48          2.50%
Year ended 12/31/00                                  (0.57)          --            (0.57)   $ 9.66          8.12%
1/1/01 to 7/31/01(h)                                 (0.32)          --            (0.32)   $ 9.83          5.29%*
Year ended 7/31/02                                   (0.49)          --            (0.49)   $ 9.82          4.96%
Year ended 7/31/03                                   (0.38)          --            (0.38)   $ 9.75          3.23%
Year ended 7/31/04                                   (0.31)          --            (0.31)   $ 9.57          1.31%
                                                 ----------    --------    -------------    ------     ---------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/99                                  (0.51)          --            (0.51)   $ 9.47          2.35%
Year ended 12/31/00                                  (0.56)          --            (0.56)   $ 9.65          7.96%
1/1/01 to 7/31/01(h)                                 (0.31)          --            (0.31)   $ 9.82          5.20%*
Year ended 7/31/02                                   (0.47)          --            (0.47)   $ 9.81          4.83%
Year ended 7/31/03                                   (0.37)          --            (0.37)   $ 9.74          3.07%
Year ended 7/31/04                                   (0.29)          --            (0.29)   $ 9.56          1.12%
                                                 ----------    --------    -------------    ------     ---------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                                (0.22)          --            (0.22)   $ 9.56          0.39%*
                                                 ----------    --------    -------------    ------     ---------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                   (0.51)          --            (0.51)   $ 9.54          4.34%
Year ended 7/31/01                                   (0.51)          --            (0.51)   $10.06         11.10%
Year ended 7/31/02(i)                                (0.38)          --            (0.38)   $10.42          7.55%
Year ended 7/31/03                                   (0.30)       (0.16)           (0.46)   $10.29          3.19%
Year ended 7/31/04                                   (0.26)       (0.16)           (0.42)   $10.12          2.42%
                                                 ----------    --------    -------------    ------     ---------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/00                                   (0.48)          --            (0.48)   $ 9.55          4.20%
Year ended 7/31/01                                   (0.50)          --            (0.50)   $10.06         10.76%
Year ended 7/31/02(i)                                (0.36)          --            (0.36)   $10.43          7.42%
Year ended 7/31/03                                   (0.28)       (0.16)           (0.44)   $10.29          2.83%
Year ended 7/31/04                                   (0.23)       (0.16)           (0.39)   $10.13          2.26%
                                                 ----------    --------    -------------    ------     ---------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/00                                   (0.43)          --            (0.43)   $ 9.52          3.65%
Year ended 7/31/01                                   (0.44)          --            (0.44)   $10.01          9.98%
Year ended 7/31/02(i)                                (0.29)          --            (0.29)   $10.36          6.53%
Year ended 7/31/03                                   (0.20)       (0.16)           (0.36)   $10.22          2.12%
Year ended 7/31/04                                   (0.15)       (0.16)           (0.31)   $10.05          1.41%
                                                 ----------    --------    -------------    ------     ---------




                                                                      RATIOS/SUPPLEMENTAL DATA
                                                 --------------------------------------------------------------------
                                                             RATIOS OF                      RATIOS OF
                                                   NET       EXPENSES      RATIOS OF NET     EXPENSES
                                                 ASSETS,        TO          INVESTMENT          TO
                                                  END OF      AVERAGE      INCOME/(LOSS)     AVERAGE        PORTFOLIO
                                                  PERIOD        NET         TO AVERAGE         NET          TURNOVER
                                                 (000's)      ASSETS        NET ASSETS      ASSETS (a)       RATE (b)
                                                 --------    ---------     -------------    ----------      ---------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                              $172,204         0.75%             5.56%         0.76%            60%
Year ended 12/31/00                              $169,790         0.73%             6.03%         0.74%            73%
1/1/01 to 7/31/01(h)                             $233,444         0.74%**           4.48%**       0.75%**          56%
Year ended 7/31/02                               $304,882         0.74%             4.02%         0.76%           111%
Year ended 7/31/03                               $490,229         0.74%             2.59%         0.76%            72%
Year ended 7/31/04                               $495,271         0.74%             1.96%         0.77%            90%
                                                 --------    ---------     -------------    ----------      ---------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 12/31/99                              $  4,573         0.90%             5.40%         1.01%            60%
Year ended 12/31/00                              $  3,505         0.88%             5.88%         0.99%            73%
1/1/01 to 7/31/01(h)                             $  3,340         0.89%**           4.22%**       1.00%**          56%
Year ended 7/31/02                               $ 19,019         0.90%             3.71%         1.01%           111%
Year ended 7/31/03                               $ 33,975         0.89%             2.39%         1.01%            72%
Year ended 7/31/04                               $ 28,262         0.89%             1.81%         1.02%            90%
                                                 --------    ---------     -------------    ----------      ---------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                            $    526         1.74%**           0.97%**       1.77%**          90%
                                                 --------    ---------     -------------    ----------      ---------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                               $ 45,139         0.72%             5.24%         0.94%            46%
Year ended 7/31/01                               $ 48,770         0.74%             5.20%         0.98%            77%
Year ended 7/31/02(i)                            $ 50,809         0.87%             4.02%         1.02%           180%
Year ended 7/31/03                               $ 50,649         0.81%             2.88%         0.92%           304%
Year ended 7/31/04                               $ 43,820         0.76%             2.35%         0.91%           180%
                                                 --------    ---------     -------------    ----------      ---------
U.S. GOVERNMENT BOND FUND CLASS A SHARES
Year ended 7/31/00                               $  2,818         0.98%             4.95%         1.19%            46%
Year ended 7/31/01                               $  4,076         0.99%             4.93%         1.24%            77%
Year ended 7/31/02(i)                            $  8,436         1.13%             3.70%         1.28%           180%
Year ended 7/31/03                               $ 11,413         1.06%             2.61%         1.17%           304%
Year ended 7/31/04                               $ 31,146         1.01%             2.10%         1.16%           180%
                                                 --------    ---------     -------------    ----------      ---------
U.S. GOVERNMENT BOND FUND CLASS C SHARES
Year ended 7/31/00                               $    198         1.48%             4.41%         1.92%            46%
Year ended 7/31/01                               $    531         1.71%             4.17%         2.05%            77%
Year ended 7/31/02(i)                            $  2,623         1.89%             2.86%         2.03%           180%
Year ended 7/31/03                               $ 10,006         1.80%             1.77%         1.91%           304%
Year ended 7/31/04                               $  4,255         1.77%             1.34%         1.91%           180%
                                                 --------    ---------     -------------    ----------      ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 176-177 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                          CHANGE IN NET ASSETS
                                                                       RESULTING FROM OPERATIONS
                                                                      ----------------------------
                                                                                    NET REALIZED
                                                                                        AND
                                                                                     UNREALIZED       CHANGE IN
                                                         NET ASSET                 GAINS/(LOSSES)     NET ASSETS
                                                          VALUE,          NET           FROM           RESULTING
                                                         BEGINNING    INVESTMENT     INVESTMENT          FROM
                                                         OF PERIOD      INCOME      TRANSACTIONS      OPERATIONS
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $    10.75          0.45             (0.79)        (0.34)
Year ended 12/31/00                                     $     9.95          0.47              0.73          1.20
1/1/01 to 7/31/01(j)                                    $    10.68          0.26              0.12          0.38
Year ended 7/31/02                                      $    10.75          0.43              0.24          0.67
Year ended 7/31/03                                      $    10.74          0.43+            (0.09)         0.34
Year ended 7/31/04                                      $    10.49          0.43+             0.08          0.51
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $    10.77          0.42             (0.78)        (0.36)
Year ended 12/31/00                                     $     9.98          0.44              0.73          1.17
1/1/01 to 7/31/01(j)                                    $    10.71          0.26              0.11          0.37
Year ended 7/31/02                                      $    10.78          0.40              0.25          0.65
Year ended 7/31/03                                      $    10.77          0.40+            (0.07)         0.33
Year ended 7/31/04                                      $    10.54          0.40+             0.06          0.46
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    10.87          0.25              0.09          0.34
Year ended 7/31/03                                      $    10.71          0.32+            (0.07)         0.25
Year ended 7/31/04                                      $    10.47          0.32+             0.07          0.39
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    10.87          0.25              0.10          0.35
Year ended 7/31/03                                      $    10.72          0.32+            (0.07)         0.25
Year ended 7/31/04                                      $    10.48          0.32+             0.07          0.39
                                                        ----------    ----------  ----------------    ----------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  $    10.87          0.28              0.13          0.41
Year ended 7/31/03                                      $    10.73          0.38+            (0.08)         0.30
Year ended 7/31/04                                      $    10.49          0.38+             0.06          0.44
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $    10.76          0.44             (0.55)        (0.11)
Year ended 12/31/00                                     $    10.20          0.46              0.43          0.89
1/1/01 to 7/31/01(k)                                    $    10.63          0.27              0.16          0.43
Year ended 7/31/02                                      $    10.78          0.38              0.25          0.63
Year ended 7/31/03                                      $    10.79          0.37+            (0.09)         0.28
Year ended 7/31/04                                      $    10.64          0.37             (0.03)         0.34
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $    10.76          0.43             (0.56)        (0.13)
Year ended 12/31/00                                     $    10.20          0.44              0.43          0.87
1/1/01 to 7/31/01(k)                                    $    10.63          0.25              0.16          0.41
Year ended 7/31/02                                      $    10.78          0.36              0.24          0.60
Year ended 7/31/03                                      $    10.79          0.34+            (0.07)         0.27
Year ended 7/31/04                                      $    10.65          0.34             (0.02)         0.32
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    10.67          0.21              0.11          0.32
Year ended 7/31/03                                      $    10.78          0.26+            (0.08)         0.18
Year ended 7/31/04                                      $    10.63          0.30             (0.03)         0.27
                                                        ----------    ----------  ----------------    ----------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    10.67          0.19              0.13          0.32
Year ended 7/31/03                                      $    10.78          0.26+            (0.08)         0.18
Year ended 7/31/04                                      $    10.63          0.28             (0.04)         0.24
                                                        ----------    ----------  ----------------    ----------



                                                          LESS DIVIDENDS AND
                                                          DISTRIBUTIONS FROM
                                                        ----------------------
                                                                                                    NET        TOTAL
                                                                                      TOTAL        ASSET      RETURN
                                                           NET          NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                        INVESTMENT    REALIZED         AND         END OF      SALES
                                                          INCOME       GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                          (0.45)      (0.01)           (0.46)   $ 9.95        (3.26%)
Year ended 12/31/00                                          (0.47)         --            (0.47)   $10.68        12.40%
1/1/01 to 7/31/01(j)                                         (0.26)      (0.05)           (0.31)   $10.75         3.66%*
Year ended 7/31/02                                           (0.43)      (0.25)           (0.68)   $10.74         6.57%
Year ended 7/31/03                                           (0.43)      (0.16)           (0.59)   $10.49         3.18%
Year ended 7/31/04                                           (0.43)      (0.17)           (0.60)   $10.40         4.84%
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                          (0.42)      (0.01)           (0.43)   $ 9.98        (3.40%)
Year ended 12/31/00                                          (0.44)         --            (0.44)   $10.71        11.97%
1/1/01 to 7/31/01(j)                                         (0.25)      (0.05)           (0.30)   $10.78         3.58%*
Year ended 7/31/02                                           (0.41)      (0.25)           (0.66)   $10.77         6.31%
Year ended 7/31/03                                           (0.40)      (0.16)           (0.56)   $10.54         3.05%
Year ended 7/31/04                                           (0.40)      (0.17)           (0.57)   $10.43         4.35%
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                       (0.25)      (0.25)           (0.50)   $10.71         3.36%*
Year ended 7/31/03                                           (0.33)      (0.16)           (0.49)   $10.47         2.26%
Year ended 7/31/04                                           (0.32)      (0.17)           (0.49)   $10.37         3.71%
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                       (0.25)      (0.25)           (0.50)   $10.72         3.42%*
Year ended 7/31/03                                           (0.33)      (0.16)           (0.49)   $10.48         2.31%
Year ended 7/31/04                                           (0.32)      (0.17)           (0.49)   $10.38         3.71%
                                                        ----------    --------    -------------    ------    ---------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                       (0.30)      (0.25)           (0.55)   $10.73         3.99%*
Year ended 7/31/03                                           (0.38)      (0.16)           (0.54)   $10.49         2.76%
Year ended 7/31/04                                           (0.37)      (0.17)           (0.54)   $10.39         4.22%
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                          (0.44)      (0.01)           (0.45)   $10.20        (1.01%)
Year ended 12/31/00                                          (0.46)         --            (0.46)   $10.63         8.99%
1/1/01 to 7/31/01(k)                                         (0.26)      (0.02)           (0.28)   $10.78         4.06%*
Year ended 7/31/02                                           (0.38)      (0.24)           (0.62)   $10.79         6.00%
Year ended 7/31/03                                           (0.36)      (0.07)           (0.43)   $10.64         2.64%
Year ended 7/31/04                                           (0.36)      (0.09)           (0.45)   $10.53         3.27%
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                          (0.42)      (0.01)           (0.43)   $10.20        (1.27%)
Year ended 12/31/00                                          (0.44)         --            (0.44)   $10.63         8.72%
1/1/01 to 7/31/01(k)                                         (0.24)      (0.02)           (0.26)   $10.78         3.91%*
Year ended 7/31/02                                           (0.35)      (0.24)           (0.59)   $10.79         5.74%
Year ended 7/31/03                                           (0.34)      (0.07)           (0.41)   $10.65         2.48%
Year ended 7/31/04                                           (0.34)      (0.09)           (0.43)   $10.54         3.03%
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                       (0.21)         --            (0.21)   $10.78         3.02%*
Year ended 7/31/03                                           (0.26)      (0.07)           (0.33)   $10.63         1.67%
Year ended 7/31/04                                           (0.30)      (0.09)           (0.39)   $10.51         2.54%
                                                        ----------    --------    -------------    ------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                       (0.21)         --            (0.21)   $10.78         3.03%*
Year ended 7/31/03                                           (0.26)      (0.07)           (0.33)   $10.63         1.64%
Year ended 7/31/04                                           (0.25)      (0.09)           (0.34)   $10.53         2.29%
                                                        ----------    --------    -------------    ------    ---------



                                                                            RATIOS/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------------
                                                                    RATIOS OF                     RATIOS OF
                                                          NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                        ASSETS,        TO         INVESTMENT          TO
                                                         END OF      AVERAGE        INCOME         AVERAGE      PORTFOLIO
                                                         PERIOD        NET        TO AVERAGE         NET        TURNOVER
                                                        (000's)      ASSETS       NET ASSETS      ASSETS (a)     RATE (b)
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $122,052         0.82%            4.32%         0.83%         109%
Year ended 12/31/00                                     $135,184         0.78%            4.61%         0.79%         119%
1/1/01 to 7/31/01(j)                                    $125,382         0.79%**          4.21%**       0.81%**        89%
Year ended 7/31/02                                      $104,209         0.79%            4.06%         0.89%          97%
Year ended 7/31/03                                      $ 74,347         0.79%            3.98%         0.93%          21%
Year ended 7/31/04                                      $ 57,638         0.79%            4.05%         0.98%          35%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $  1,554         1.07%            4.05%         1.08%         109%
Year ended 12/31/00                                     $  1,479         1.03%            4.36%         1.04%         119%
1/1/01 to 7/31/01(j)                                    $  1,114         1.04%**          3.98%**       1.06%**        89%
Year ended 7/31/02                                      $  1,498         1.04%            3.83%         1.14%          97%
Year ended 7/31/03                                      $  1,906         1.04%            3.71%         1.18%          21%
Year ended 7/31/04                                      $  2,462         1.04%            3.81%         1.24%          35%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    511         1.80%**          3.08%**       1.96%**        97%
Year ended 7/31/03                                      $  1,205         1.79%            2.97%         1.92%          21%
Year ended 7/31/04                                      $  1,528         1.79%            3.06%         1.99%          35%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    210         1.80%**          3.10%**       1.94%**        97%
Year ended 7/31/03                                      $    548         1.79%            2.98%         1.93%          21%
Year ended 7/31/04                                      $    363         1.79%            3.05%         1.98%          35%
                                                        --------    ---------    -------------    ----------    ---------
MUNICIPAL BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                  $    174         1.30%**          3.57%**       1.50%**        97%
Year ended 7/31/03                                      $    382         1.29%            3.47%         1.43%          21%
Year ended 7/31/04                                      $    433         1.29%            3.56%         1.49%          35%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                     $302,948         0.73%            4.22%         0.74%          63%
Year ended 12/31/00                                     $256,926         0.72%            4.43%         0.73%          59%
1/1/01 to 7/31/01(k)                                    $237,929         0.74%**          4.29%**       0.74%**        36%
Year ended 7/31/02                                      $346,386         0.73%            3.56%         0.83%          86%
Year ended 7/31/03                                      $304,754         0.73%            3.36%         0.83%          85%
Year ended 7/31/04                                      $255,026         0.73%            3.42%         0.84%          84%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                     $  3,745         0.98%            3.97%         0.99%          63%
Year ended 12/31/00                                     $  2,989         0.97%            4.18%         0.98%          59%
1/1/01 to 7/31/01(k)                                    $  5,204         0.99%**          3.96%**       1.00%**        36%
Year ended 7/31/02                                      $  4,445         0.98%            3.32%         1.07%          86%
Year ended 7/31/03                                      $  4,317         0.98%            3.10%         1.08%          85%
Year ended 7/31/04                                      $  4,479         0.98%            3.17%         1.09%          84%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                  $    303         1.74%**          2.41%**       1.87%**        86%
Year ended 7/31/03                                      $  1,066         1.73%            2.35%         1.83%          85%
Year ended 7/31/04                                      $  1,269         1.44%            2.71%         1.84%          84%
                                                        --------    ---------    -------------    ----------    ---------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                  $    528         1.74%**          2.08%**       1.87%**        86%
Year ended 7/31/03                                      $    973         1.73%            2.35%         1.83%          85%
Year ended 7/31/04                                      $    366         1.73%            2.42%         1.83%          84%
                                                        --------    ---------    -------------    ----------    ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 178-179 Spread

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------



                                                                     CHANGE IN NET ASSETS
                                                                  RESULTING FROM OPERATIONS
                                                                 -----------------------------
                                                                                 NET REALIZED
                                                                                     AND
                                                                                  UNREALIZED      CHANGE IN
                                                    NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                     VALUE,           NET            FROM         RESULTING
                                                    BEGINNING     INVESTMENT      INVESTMENT        FROM
                                                    OF PERIOD       INCOME       TRANSACTIONS    OPERATIONS
                                                    ---------    ------------   --------------    ----------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                  $   10.02            0.41            (0.12)         0.29
Year ended 7/31/01                                  $    9.88            0.41             0.39          0.80
Year ended 7/31/02(l)                               $   10.27            0.39             0.20          0.59
Year ended 7/31/03                                  $   10.48            0.37            (0.09)         0.28
Year ended 7/31/04                                  $   10.39            0.36             0.02          0.38
                                                    ---------    ------------   --------------    ----------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/00                                  $   10.02            0.39            (0.11)         0.28
Year ended 7/31/01                                  $    9.89            0.39             0.39          0.78
Year ended 7/31/02(l)                               $   10.28            0.36             0.19          0.55
Year ended 7/31/03                                  $   10.48            0.35            (0.10)         0.25
Year ended 7/31/04                                  $   10.39            0.33             0.03          0.36
                                                    ---------    ------------   --------------    ----------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              $    9.90            0.30             0.20          0.50
Year ended 7/31/02(l)                               $   10.10            0.28             0.19          0.47
Year ended 7/31/03                                  $   10.29            0.27            (0.10)         0.17
Year ended 7/31/04                                  $   10.19            0.24             0.03          0.27
                                                    ---------    ------------   --------------    ----------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/00                                  $   10.01            0.34            (0.12)         0.22
Year ended 7/31/01                                  $    9.87            0.33             0.38          0.71
Year ended 7/31/02(l)                               $   10.25            0.28             0.19          0.47
Year ended 7/31/03                                  $   10.44            0.26            (0.09)         0.17
Year ended 7/31/04                                  $   10.35            0.26             0.02          0.28
                                                    ---------    ------------   --------------    ----------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 $   10.27            0.41            (0.34)         0.07
Year ended 12/31/00                                 $    9.93            0.43             0.18          0.61
1/1/01 to 7/31/01(m)                                $   10.10            0.24             0.16          0.40
Year ended 7/31/02                                  $   10.25            0.38             0.19          0.57
Year ended 7/31/03                                  $   10.39            0.31            (0.05)         0.26
Year ended 7/31/04                                  $   10.31            0.28            (0.13)         0.15
                                                    ---------    ------------   --------------    ----------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                 $   10.26            0.39            (0.34)         0.05
Year ended 12/31/00                                 $    9.92            0.41             0.18          0.59
1/1/01 to 7/31/01(m)                                $   10.09            0.23             0.16          0.39
Year ended 7/31/02                                  $   10.24            0.36             0.19          0.55
Year ended 7/31/03                                  $   10.38            0.30            (0.05)         0.25
Year ended 7/31/04                                  $   10.30            0.27            (0.13)         0.14
                                                    ---------    ------------   --------------    ----------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              $   10.35            0.21             0.08          0.29
Year ended 7/31/03                                  $   10.38            0.21            (0.05)         0.16
Year ended 7/31/04                                  $   10.30            0.18            (0.13)         0.05
                                                    ---------    ------------   --------------    ----------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              $   10.35            0.19             0.10          0.29
Year ended 7/31/03                                  $   10.38            0.21            (0.06)         0.15
Year ended 7/31/04                                  $   10.29            0.19            (0.13)         0.06
                                                    ---------    ------------   --------------    ----------



                                                      LESS DIVIDENDS AND
                                                      DISTRIBUTIONS FROM
                                                    ----------------------
                                                                                                NET        TOTAL
                                                                                  TOTAL        ASSET      RETURN
                                                       NET          NET         DIVIDENDS      VALUE,    (EXCLUDES
                                                    INVESTMENT    REALIZED         AND         END OF      SALES
                                                      INCOME       GAINS      DISTRIBUTIONS    PERIOD     CHARGE)
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                       (0.41)      (0.02)           (0.43)   $ 9.88         3.01%
Year ended 7/31/01                                       (0.41)         --            (0.41)   $10.27         8.28%
Year ended 7/31/02(l)                                    (0.38)         --            (0.38)   $10.48         5.86%
Year ended 7/31/03                                       (0.37)         --            (0.37)   $10.39         2.65%
Year ended 7/31/04                                       (0.35)      (0.03)           (0.38)   $10.39         3.66%
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/00                                       (0.39)      (0.02)           (0.41)   $ 9.89         2.85%
Year ended 7/31/01                                       (0.39)         --            (0.39)   $10.28         8.04%
Year ended 7/31/02(l)                                    (0.35)         --            (0.35)   $10.48         5.50%
Year ended 7/31/03                                       (0.34)         --            (0.34)   $10.39         2.39%
Year ended 7/31/04                                       (0.33)      (0.03)           (0.36)   $10.39         3.40%
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                                   (0.30)         --            (0.30)   $10.10         5.17%*
Year ended 7/31/02(l)                                    (0.28)         --            (0.28)   $10.29         4.76%
Year ended 7/31/03                                       (0.27)         --            (0.27)   $10.19         1.59%
Year ended 7/31/04                                       (0.25)      (0.03)           (0.28)   $10.18         2.62%
                                                    ----------    --------    -------------    ------    ---------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/00                                       (0.34)      (0.02)           (0.36)   $ 9.87         2.25%
Year ended 7/31/01                                       (0.33)         --            (0.33)   $10.25         7.31%
Year ended 7/31/02(l)                                    (0.28)         --            (0.28)   $10.44         4.71%
Year ended 7/31/03                                       (0.26)         --            (0.26)   $10.35         1.65%
Year ended 7/31/04                                       (0.25)      (0.03)           (0.28)   $10.35         2.65%
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                      (0.41)         --            (0.41)   $ 9.93         0.67%
Year ended 12/31/00                                      (0.43)      (0.01)           (0.44)   $10.10         6.31%
1/1/01 to 7/31/01(m)                                     (0.24)      (0.01)           (0.25)   $10.25         4.01%*
Year ended 7/31/02                                       (0.38)      (0.05)           (0.43)   $10.39         5.65%
Year ended 7/31/03                                       (0.31)      (0.03)           (0.34)   $10.31         2.70%
Year ended 7/31/04                                       (0.28)      (0.01)           (0.29)   $10.17         1.43%
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                      (0.39)         --            (0.39)   $ 9.92         0.51%
Year ended 12/31/00                                      (0.41)      (0.01)           (0.42)   $10.09         6.05%
1/1/01 to 7/31/01(m)                                     (0.23)      (0.01)           (0.24)   $10.24         4.02%*
Year ended 7/31/02                                       (0.36)      (0.05)           (0.41)   $10.38         5.51%
Year ended 7/31/03                                       (0.30)      (0.03)           (0.33)   $10.30         2.45%
Year ended 7/31/04                                       (0.27)      (0.01)           (0.28)   $10.16         1.37%
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                   (0.21)      (0.05)           (0.26)   $10.38         2.82%*
Year ended 7/31/03                                       (0.21)      (0.03)           (0.24)   $10.30         1.70%
Year ended 7/31/04                                       (0.18)      (0.01)           (0.19)   $10.16         0.43%
                                                    ----------    --------    -------------    ------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                   (0.21)      (0.05)           (0.26)   $10.38         2.89%*
Year ended 7/31/03                                       (0.21)      (0.03)           (0.24)   $10.29         1.60%
Year ended 7/31/04                                       (0.18)      (0.01)           (0.19)   $10.16         0.48%
                                                    ----------    --------    -------------    ------    ---------



                                                                        RATIOS/SUPPLEMENTAL DATA
                                                    -----------------------------------------------------------------
                                                                RATIOS OF                     RATIOS OF
                                                      NET       EXPENSES     RATIOS OF NET     EXPENSES
                                                    ASSETS,        TO         INVESTMENT          TO
                                                     END OF      AVERAGE        INCOME         AVERAGE      PORTFOLIO
                                                     PERIOD        NET        TO AVERAGE         NET        TURNOVER
                                                    (000's)      ASSETS       NET ASSETS      ASSETS (a)     RATE (b)
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/00                                  $166,623         0.76%            4.15%         0.80%          26%
Year ended 7/31/01                                  $166,802         0.76%            4.09%         0.82%          26%
Year ended 7/31/02(l)                               $169,455         0.86%            3.80%         0.91%          28%
Year ended 7/31/03                                  $151,478         0.77%            3.49%         0.85%          20%
Year ended 7/31/04                                  $126,343         0.78%            3.39%         0.86%          15%
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/00                                  $ 13,257         1.01%            3.88%         1.05%          26%
Year ended 7/31/01                                  $ 14,516         1.01%            3.83%         1.07%          26%
Year ended 7/31/02(l)                               $ 18,638         1.11%            3.53%         1.17%          28%
Year ended 7/31/03                                  $ 25,177         1.02%            3.23%         1.10%          20%
Year ended 7/31/04                                  $ 26,962         1.03%            3.14%         1.11%          15%
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
10/11/00(d) to 7/31/01                              $    898         1.78%**          2.99%**       1.84%**        26%
Year ended 7/31/02(l)                               $  2,732         1.87%            2.72%         1.93%          28%
Year ended 7/31/03                                  $  5,101         1.76%            2.48%         1.84%          20%
Year ended 7/31/04                                  $  4,714         1.78%            2.39%         1.86%          15%
                                                    --------    ---------    -------------    ----------    ---------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/00                                  $    990         1.52%            3.30%         1.81%          26%
Year ended 7/31/01                                  $  1,516         1.72%            3.12%         1.89%          26%
Year ended 7/31/02(l)                               $  3,746         1.88%            2.72%         1.94%          28%
Year ended 7/31/03                                  $  6,395         1.77%            2.48%         1.85%          20%
Year ended 7/31/04                                  $  4,328         1.78%            2.39%         1.86%          15%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 12/31/99                                 $102,608         0.71%            3.98%         0.72%          14%
Year ended 12/31/00                                 $ 87,926         0.68%            4.17%         0.69%          36%
1/1/01 to 7/31/01(m)                                $ 80,556         0.69%**          4.00%**       0.71%**        19%
Year ended 7/31/02                                  $ 96,269         0.69%            3.64%         0.78%          25%
Year ended 7/31/03                                  $118,867         0.69%            3.02%         0.77%          12%
Year ended 7/31/04                                  $105,361         0.69%            2.75%         0.78%          21%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 12/31/99                                 $  4,378         0.86%            3.83%         0.97%          14%
Year ended 12/31/00                                 $  3,629         0.83%            4.01%         0.94%          36%
1/1/01 to 7/31/01(m)                                $  3,569         0.84%**          3.85%**       0.96%**        19%
Year ended 7/31/02                                  $  3,575         0.84%            3.49%         1.03%          25%
Year ended 7/31/03                                  $  8,006         0.84%            2.84%         1.02%          12%
Year ended 7/31/04                                  $  7,294         0.84%            2.60%         1.03%          21%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                              $    374         1.70%**          2.48%**       1.84%**        25%
Year ended 7/31/03                                  $  2,010         1.69%            1.95%         1.76%          12%
Year ended 7/31/04                                  $  1,574         1.69%            1.76%         1.78%          21%
                                                    --------    ---------    -------------    ----------    ---------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                              $    795         1.70%**          2.47%**       1.82%**        25%
Year ended 7/31/03                                  $  3,967         1.69%            1.97%         1.77%          12%
Year ended 7/31/04                                  $  1,794         1.69%            1.76%         1.78%          21%
                                                    --------    ---------    -------------    ----------    ---------


                        SEE NOTES TO FINANCIAL HIGHLIGHTS

                                 180-181 Spread

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(c)  The Fund changed its fiscal year end to July 31 from December 31.
(d)  Reflects date of commencement of operations.
(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended, July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
     0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(f) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.21% to 4.87% and 4.95% to 4.61%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.
(g) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.03), increase net realized and unrealized gains and losses per share by $0.03 and decrease the ratio of net investment income to average net assets from 4.97% to 4.52% and 4.70% to 4.26%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.
(h) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended July 31, 2001 for the Short Term Bond Fund, Institutional and Class A Shares was to decrease net investment income per share by ($0.02), increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.93% to 4.48% and 4.67% to 4.22%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.
(i) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(j) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.20% to 4.21% and 3.97% to 3.98%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.
(k) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Intermediate Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 4.25% to 4.29% and 3.92% to 3.96%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.
(l) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains an losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and
     2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.
(m) Reflects operations for the period from January 1, 2001 to July 31, 2001. The Fund changed its fiscal year end to July 31 from December 31. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2001 for the Michigan Municipal Bond Fund, Institutional and Class A Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.99% to 4.00% and 3.84% to 3.85%, respectively. Per share, ratios and supplemental data for periods prior to December 31, 2000 have not been restated to reflect this change in presentation.
^    Amount is less than $0.005 per share.
*    Not annualized.
**   Annualized.
#    Represents income or gains/(losses) from affiliates.
+    Average shares method used in calculation.

                        SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Shareholders and
Trustees of Fifth Third Funds:

In our opinion, the accompanying statements of assets and liabilities, including schedules of portfolio investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Small Cap Growth Fund, Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Balanced Fund, Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third Multi Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund SM, Fifth Third LifeModel Moderately Aggressive Fund SM, Fifth Third LifeModel Moderate Fund SM, Fifth Third LifeModel Moderately Conservative Fund SM, Fifth Third LifeModel Conservative Fund SM, Fifth Third Strategic Income Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third International Equity Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund (separate portfolios constituting Fifth Third Funds, hereafter referred to as the "Funds") at July 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for the periods presented and the financial highlights for each of the periods in the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian and brokers provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Balanced Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third Select Stock Fund, Fifth Third Technology Fund, Fifth Third International Equity Fund, Fifth Third U.S. Government Bond Fund and Fifth Third Ohio Municipal Bond Fund for the periods ended July 31, 2001 and prior were audited by other auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 7, 2001. The financial highlights of the Fifth Third Small Cap Growth Fund, Fifth Third Large Cap Core Fund, Fifth Third Equity Index Fund, Fifth Third Bond Fund, Fifth Third Intermediate Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund for the periods ended July 31, 2001 and prior were audited by other auditors who have ceased operations. Those independent auditors expressed an unqualified opinion on those statements in their report dated September 4, 2001. The financial highlights of Fifth Third Micro Cap Value Fund, Fifth Third Multi Cap Value Fund and Fifth Third Strategic Income Fund for the periods ended December 31, 2001 and prior were audited by other independent auditors. Those independent auditors expressed an unqualified opinion on those statements in their report dated February 22, 2002.

PricewaterhouseCoopers LLP
Columbus, Ohio
September 29, 2004

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                          FIFTH THIRD FUNDS MANAGEMENT^

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.



                                                        INDEPENDENT TRUSTEES
                                                        --------------------

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                      POSITION(s)       TERM OF                                             IN FUND
                          HELD         OFFICE AND                                           COMPLEX
     NAME AND           WITH THE       LENGTH OF           PRINCIPAL OCCUPATION(s)        OVERSEEN BY       OTHER DIRECTORSHIPS
   DATE OF BIRTH         FUNDS        TIME SERVED          DURING THE PAST 5 YEARS          TRUSTEE           HELD BY TRUSTEE
-------------------  --------------  --------------  -----------------------------------  -----------  -----------------------------
David J. Durham         Trustee       Indefinite,    President and Chief                      35                   None
Birthdate:5/10/1945                    June 2001-    Executive Officer of Clipper
                                        Present      Products, Inc., a wholesale
                                                     distributor, 1997-Present.

J. Joseph Hale Jr.      Trustee       Indefinite,    Vice President and Chief                 35            Trustee for Hanover
Birthdate:9/11/1949                   March 2001-    Communications Officer,                           College, National Underground
                                        Present      Cinergy Corp., September                               Freedom Center, the
                                                     2004-Present. President,                            Cincinnati Zoo, the Ohio
                                                     Cinergy Foundation,                                     Arts Council, the
                                                     November 2001-Present.                             Cincinnati Parks Foundation
                                                     President, Cinergy Corp.,                          and Playhouse in the Park.
                                                     Cincinnati Gas & Electric Co.,
                                                     The Union Light Heat & Power
                                                     Co., July 2000-October 2001.
                                                     Vice President, Corporate
                                                     Communications, August 1996-
                                                     June 2000.

John E. Jaymont         Trustee       Indefinite,    AVP, PIANKO, Feb. 2002-                  35                 Printing
Birthdate:12/5/1944                  October 2001-   Present. Business                                         Industries of
                                        Present      Management Consultant, April                           America: Web Offset
                                                     2000-February 2002. President,                     Assoc., Director; Master
                                                     Metroweb Corp. (publications                          Printers of America,
                                                     printing) 1997-2000.                                        Director.

David J. Gruber         Trustee       Indefinite,    Ohio Arts & Sports Facilities            35                   None
Birthdate:8/19/1963                  December 2003-  Commission (state funding oversight
                                        Present      agency), CFO, April
                                                     2003-Present. Ohio
                                                     Expositions Commission
                                                     (state fair and expo
                                                     center), Finance
                                                     Director, April
                                                     1996-2003.

                                                         INTERESTED TRUSTEE
                                                         ------------------

Edward Burke Carey*  Chairman-Board   Indefinite,    President of Carey Realty                35           The Foundation of the
Birthdate:7/2/1945    of Trustees    January 1989-   Investments, Inc.                                      Catholic Diocese of
                                        Present                                                            Columbus-Trustee Ohio
                                                                                                           and Kentucky Chapters
                                                                                                           of the Counselors of
                                                                                                           Real Estate-Trustee,
                                                                                                                 Chairman.


_____________________
^ Additional disclosures can be found in the Statement of Additional Information, which can be obtained by calling 1-800-282-5706.
* Mr. Carey is treated by the Funds as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Funds and the Investment Advisor. Mr. Carey is an "interested person" because of his business transactions with Fifth Third Bank and its affiliates.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                  OFFICERS
                                                  --------

      NAME AND            POSITION(s) HELD         TERM OF OFFICE AND          PRINCIPAL OCCUPATION(s)
   DATE OF BIRTH           WITH THE FUNDS        LENGTH OF TIME SERVED         DURING THE PAST 5 YEARS
--------------------   -----------------------   ----------------------   ----------------------------------
C. David Bunstine             President               Indefinite,         Employee of BISYS Fund
Birthdate:7/30/65                                     March 2003-         Services Limited Partnership
                                                        Present           since December 1987.

Russell D. Ungerman        Vice President             Indefinite,         Trust Officer of Fifth Third Bank,
Birthdate:2/9/1971                                  September 2002-       1998-Present; Trust Officer of
                                                        Present           Wilmington Trust Co., 1994-1998.

Rodney L. Ruehle           Vice President             Indefinite,         Employee of BISYS Fund
Birthdate:4/26/1968         and Secretary           September 2001-       Services Limited Partnership
                                                        Present           since August 1995.

Adam S. Ness                  Treasurer               Indefinite,         Employee of BISYS Fund
Birthdate:10/14/1972                                September 2001-       Services Limited Partnership
                                                        Present           since June 1998.

Warren Leslie            Assistant Secretary          Indefinite,         Employee of BISYS Fund
Birthdate:2/13/1962    and Assistant Treasurer      September 2001-       Services Limited Partnership
                                                        Present           since May 1995.


FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                           ADDITIONAL TAX INFORMATION

For the taxable year ended July 31, 2004, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

                                               PERCENTAGE
                                               ----------
Large Cap Core Fund                                68%
Equity Index Fund                                 100%
Balanced Fund                                      84%
Micro Cap Value Fund                               21%
Small Cap Value Fund                                9%
Multi Cap Value Fund                              100%
Disciplined Large Cap Value Fund                   89%
LifeModel Aggressive Fund SM                       28%
LifeModel Moderately Aggressive Fund SM            20%
LifeModel Moderate Fund SM                         12%
LifeModel Moderately Conservative Fund SM           8%
LifeModel Conservative Fund SM                      4%
Strategic Income Fund                              95%

For the period ended July 31, 2004, certain dividends paid by the Funds are subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

For the period ended July 31, 2004, the following Funds paid qualified dividend income of (Amounts in thousands):

                                              AMOUNT
                                            ----------
Large Cap Core Fund                         $   1,269
Equity Index Fund                               8,131
Balanced Fund                                   2,177
Micro Cap Value Fund                            2,044
Small Cap Value Fund                              655
Multi Cap Value Fund                              508
Disciplined Large Cap Value Fund               11,293
LifeModel Aggressive FundSM                       523
LifeModel Moderately Aggressive Fund SM           972
LifeModel Moderate Fund SM                        866
LifeModel Moderately Conservative Fund SM         334
LifeModel Conservative Fund SM                     91
Strategic Income Fund                           6,859
International Equity Fund                       4,940


The International Equity Fund may elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on July 31, 2004 are as follows:

                                            FOREIGN      FOREIGN
                                             SOURCE        TAX
                                             INCOME      EXPENSE
                                           ----------   ----------
International Equity Fund                   $   0.19     $  0.02

If elected, the pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2004. These shareholders will receive more detailed information along with their 2004 Form 1099-DIV.

                                                               FIFTH THIRD FUNDS
                                            SUPPLEMENTAL INFORMATION (UNAUDITED)

--------------------------------------------------------------------------------

                                EXPENSE EXAMPLES

As a shareholder of the Fifth Third Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 through July 31, 2004.

EXPENSES
--------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.



                                                                                                EXPENSE             EXPENSE
                                                                   BEGINNING     ENDING           PAID               RATIO
                                                                    ACCOUNT      ACCOUNT         DURING              DURING
                                                                     VALUE        VALUE          PERIOD*             PERIOD
                                                                     2/1/04      7/31/04    2/1/04 - 7/31/04    2/1/04 - 7/31/04
                                                                   ----------   ---------   ----------------   -----------------
Small Cap Growth Fund                       Institutional Shares   $ 1,000.00   $  882.10     $     4.73                1.01%
                                            Class A Shares           1,000.00      881.60           5.89                1.26%
                                            Class B Shares           1,000.00      877.80           9.38                2.01%
                                            Class C Shares           1,000.00      877.90           9.38                2.01%
                                            Advisor Shares           1,000.00      880.00           7.06                1.51%

Mid Cap Growth Fund                         Institutional Shares     1,000.00      934.40           5.24                1.09%
                                            Class A Shares           1,000.00      933.20           6.44                1.34%
                                            Class B Shares           1,000.00      930.10           9.98                2.08%
                                            Class C Shares           1,000.00      929.90           9.98                2.08%
                                            Advisor Shares           1,000.00      932.20           7.59                1.58%

Quality Growth Fund                         Institutional Shares     1,000.00      896.30           5.04                1.07%
                                            Class A Shares           1,000.00      895.40           6.22                1.32%
                                            Class B Shares           1,000.00      892.20           9.74                2.07%
                                            Class C Shares           1,000.00      892.60           9.74                2.07%
                                            Advisor Shares           1,000.00      894.80           7.40                1.57%

Large Cap Core Fund                         Institutional Shares     1,000.00      980.30           4.53                0.92%
                                            Class A Shares           1,000.00      979.50           5.76                1.17%
                                            Class B Shares           1,000.00      976.10           9.38                1.91%
                                            Class C Shares           1,000.00      975.40           9.38                1.91%

Equity Index Fund                           Institutional Shares     1,000.00      981.00           0.89                0.18%
                                            Class A Shares           1,000.00      979.70           2.17                0.44%
                                            Class B Shares           1,000.00      976.10           5.85                1.19%
                                            Class C Shares           1,000.00      976.40           5.85                1.19%
                                            Advisor Shares           1,000.00      978.40           3.39                0.69%
                                            Select Shares            1,000.00      980.60           1.33                0.27%
                                            Preferred Shares         1,000.00      980.30           1.67                0.34%
                                            Trust Shares             1,000.00      979.80           2.17                0.44%

Balanced Fund                               Institutional Shares     1,000.00      979.50           5.61                1.14%
                                            Class A Shares           1,000.00      978.10           6.84                1.39%
                                            Class B Shares           1,000.00      975.00          10.51                2.14%
                                            Class C Shares           1,000.00      974.80          10.51                2.14%
                                            Advisor Shares           1,000.00      977.60           8.06                1.64%

Micro Cap Value Fund                        Institutional Shares     1,000.00    1,007.80           6.69                1.34%
                                            Class A Shares           1,000.00    1,006.00           7.93                1.59%
                                            Class B Shares           1,000.00    1,006.10           7.93                1.59%
                                            Class C Shares           1,000.00    1,006.10           7.93                1.59%
                                            Advisor Shares           1,000.00    1,006.00           7.93                1.59%


______________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                EXPENSE             EXPENSE
                                                                   BEGINNING     ENDING           PAID               RATIO
                                                                    ACCOUNT      ACCOUNT         DURING              DURING
                                                                     VALUE        VALUE          PERIOD*             PERIOD
                                                                     2/1/04      7/31/04    2/1/04 - 7/31/04    2/1/04 - 7/31/04
                                                                   ----------   ---------   ----------------   -----------------
Small Cap Value Fund                        Institutional Shares   $ 1,000.00   $  991.60     $      6.14                1.24%
                                            Class A Shares           1,000.00      990.10            7.37                1.49%
                                            Class B Shares           1,000.00      987.00           11.07                2.24%
                                            Class C Shares           1,000.00      987.00           11.07                2.24%
                                            Advisor Shares           1,000.00      989.10            8.61                1.74%

Multi Cap Value Fund                        Institutional Shares     1,000.00      964.30            6.35                1.30%
                                            Class A Shares           1,000.00      962.90            7.56                1.55%
                                            Class B Shares           1,000.00      959.30           11.20                2.30%
                                            Class C Shares           1,000.00      959.70           11.21                2.30%
                                            Advisor Shares           1,000.00      962.00            8.78                1.80%

Disciplined Large Cap Value Fund            Institutional Shares     1,000.00    1,017.70            5.32                1.06%
                                            Class A Shares           1,000.00    1,017.30            6.57                1.31%
                                            Class B Shares           1,000.00    1,013.10           10.31                2.06%
                                            Class C Shares           1,000.00    1,013.40           10.31                2.06%

LifeModel Aggressive Fund SM                Institutional Shares     1,000.00      958.20            0.39                0.08%
                                            Class A Shares           1,000.00      956.70            1.61                0.33%
                                            Class B Shares           1,000.00      953.50            5.25                1.08%
                                            Class C Shares           1,000.00      952.70            5.24                1.08%

LifeModel Moderately Aggressive Fund SM     Institutional Shares     1,000.00      966.10            0.39                0.08%
                                            Class A Shares           1,000.00      964.90            1.61                0.33%
                                            Class B Shares           1,000.00      961.70            5.27                1.08%
                                            Class C Shares           1,000.00      961.80            5.27                1.08%

LifeModel Moderate Fund SM                  Institutional Shares     1,000.00      978.00            0.39                0.08%
                                            Class A Shares           1,000.00      976.80            1.62                0.33%
                                            Class B Shares           1,000.00      973.10            5.30                1.08%
                                            Class C Shares           1,000.00      973.10            5.30                1.08%

LifeModel Moderately Conservative Fund SM   Institutional Shares     1,000.00      979.20            0.39                0.08%
                                            Class A Shares           1,000.00      977.10            1.62                0.33%
                                            Class B Shares           1,000.00      974.40            5.30                1.08%
                                            Class C Shares           1,000.00      973.70            5.30                1.08%

LifeModel Conservative Fund SM              Institutional Shares     1,000.00      986.50            0.40                0.08%
                                            Class A Shares           1,000.00      985.30            1.63                0.33%
                                            Class B Shares           1,000.00      980.80            5.32                1.08%
                                            Class C Shares           1,000.00      981.00            5.32                1.08%

Strategic Income Fund                       Institutional Shares     1,000.00      993.30            6.64                1.34%
                                            Class A Shares^          1,000.00      968.50            7.88                1.61%
                                            Class B Shares^          1,000.00      966.40           11.49                2.35%
                                            Class C Shares           1,000.00      989.10           11.52                2.33%
                                            Advisor Shares           1,000.00      991.60            9.06                1.83%

Select Stock Fund                           Institutional Shares     1,000.00      912.60            6.90                1.45%
                                            Class A Shares           1,000.00      911.80            8.08                1.70%
                                            Class B Shares           1,000.00      908.20           11.58                2.44%
                                            Class C Shares           1,000.00      908.20           11.58                2.44%

Technology Fund                             Institutional Shares     1,000.00      710.30            5.10                1.20%
                                            Class A Shares           1,000.00      710.20            6.17                1.45%
                                            Class B Shares           1,000.00      707.80            9.34                2.20%
                                            Class C Shares           1,000.00      707.90            9.34                2.20%
                                            Advisor Shares           1,000.00      709.30            7.22                1.70%

International Equity Fund                   Institutional Shares     1,000.00      984.20            6.66                1.35%
                                            Class A Shares           1,000.00      982.10            7.89                1.60%
                                            Class B Shares           1,000.00      978.80           11.56                2.35%
                                            Class C Shares           1,000.00      979.30           11.56                2.35%
                                            Advisor Shares           1,000.00      982.10            9.12                1.85%


__________________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
^ Information shown reflects values using expense ratios and rates of return for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                EXPENSE            EXPENSE
                                                                   BEGINNING     ENDING           PAID              RATIO
                                                                    ACCOUNT      ACCOUNT         DURING             DURING
                                                                     VALUE        VALUE          PERIOD*            PERIOD
                                                                     2/1/04      7/31/04    2/1/04 - 7/31/04   2/1/04 - 7/31/04$
                                                                   ----------   ---------   ----------------   -----------------
Bond Fund                                   Institutional Shares   $ 1,000.00   $  999.00     $     3.93                0.79%
                                            Class A Shares           1,000.00      997.70           5.17                1.04%
                                            Class B Shares           1,000.00      993.90           8.87                1.79%
                                            Class C Shares           1,000.00      994.00           8.87                1.79%
                                            Advisor Shares           1,000.00      996.60           6.40                1.29%

Intermediate Bond Fund                      Institutional Shares     1,000.00      995.90           3.77                0.76%
                                            Class A Shares           1,000.00      994.80           5.01                1.01%
                                            Class B Shares           1,000.00      994.60           5.50                1.11%
                                            Class C Shares           1,000.00      991.20           8.71                1.76%

Short Term Bond Fund                        Institutional Shares     1,000.00      999.10           3.68                0.74%
                                            Class A Shares           1,000.00      998.00           4.42                0.89%
                                            Class C Shares           1,000.00      994.50           8.63                1.74%

U.S. Government Bond Fund                   Institutional Shares     1,000.00      998.90           3.78                0.76%
                                            Class A Shares           1,000.00      997.60           5.02                1.01%
                                            Class C Shares           1,000.00      993.90           8.73                1.76%

Municipal Bond Fund                         Institutional Shares     1,000.00      994.50           3.92                0.79%
                                            Class A Shares           1,000.00      992.20           5.15                1.04%
                                            Class B Shares           1,000.00      989.60           8.85                1.79%
                                            Class C Shares           1,000.00      989.50           8.85                1.79%
                                            Advisor Shares           1,000.00      991.10           6.39                1.29%

Intermediate Municipal Bond Fund            Institutional Shares     1,000.00      994.40           3.62                0.73%
                                            Class A Shares           1,000.00      994.20           4.86                0.98%
                                            Class B Shares           1,000.00      992.40           5.70                1.15%
                                            Class C Shares           1,000.00      990.50           8.56                1.73%

Ohio Municipal Bond Fund                    Institutional Shares     1,000.00      994.70           3.92                0.79%
                                            Class A Shares           1,000.00      993.60           5.16                1.04%
                                            Class B Shares           1,000.00      989.90           8.86                1.79%
                                            Class C Shares           1,000.00      989.90           8.86                1.79%

Michigan Municipal Bond Fund                Institutional Shares     1,000.00      995.90           3.42                0.69%
                                            Class A Shares           1,000.00      995.20           4.17                0.84%
                                            Class B Shares           1,000.00      991.10           8.37                1.69%
                                            Class C Shares           1,000.00      991.70           8.37                1.69%


___________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                                EXPENSE             EXPENSE
                                                                   BEGINNING     ENDING           PAID               RATIO
                                                                    ACCOUNT      ACCOUNT         DURING              DURING
                                                                     VALUE        VALUE          PERIOD*             PERIOD
                                                                     2/1/04      7/31/04    2/1/04 - 7/31/04    2/1/04 - 7/31/04
                                                                   ----------   ---------   ----------------   -----------------
Small Cap Growth Fund                       Institutional Shares   $ 1,000.00   $1,019.84     $       5.07                1.01%
                                            Class A Shares           1,000.00    1,018.60             6.32                1.26%
                                            Class B Shares           1,000.00    1,014.87            10.07                2.01%
                                            Class C Shares           1,000.00    1,014.87            10.07                2.01%
                                            Advisor Shares           1,000.00    1,017.35             7.57                1.51%

Mid Cap Growth Fund                         Institutional Shares     1,000.00    1,019.44             5.47                1.09%
                                            Class A Shares           1,000.00    1,018.20             6.72                1.34%
                                            Class B Shares           1,000.00    1,014.52            10.42                2.08%
                                            Class C Shares           1,000.00    1,014.52            10.42                2.08%
                                            Advisor Shares           1,000.00    1,017.01             7.92                1.58%

Quality Growth Fund                         Institutional Shares     1,000.00    1,019.54             5.37                1.07%
                                            Class A Shares           1,000.00    1,018.30             6.62                1.32%
                                            Class B Shares           1,000.00    1,014.57            10.37                2.07%
                                            Class C Shares           1,000.00    1,014.57            10.37                2.07%
                                            Advisor Shares           1,000.00    1,017.06             7.87                1.57%

Large Cap Core Fund                         Institutional Shares     1,000.00    1,020.29             4.62                0.92%
                                            Class A Shares           1,000.00    1,019.05             5.87                1.17%
                                            Class B Shares           1,000.00    1,015.37             9.57                1.91%
                                            Class C Shares           1,000.00    1,015.37             9.57                1.91%

Equity Index Fund                           Institutional Shares     1,000.00    1,023.97             0.91                0.18%
                                            Class A Shares           1,000.00    1,022.68             2.21                0.44%
                                            Class B Shares           1,000.00    1,018.95             5.97                1.19%
                                            Class C Shares           1,000.00    1,018.95             5.97                1.19%
                                            Advisor Shares           1,000.00    1,021.43             3.47                0.69%
                                            Select Shares            1,000.00    1,023.52             1.36                0.27%
                                            Preferred Shares         1,000.00    1,023.17             1.71                0.34%
                                            Trust Shares             1,000.00    1,022.68             2.21                0.44%

Balanced Fund                               Institutional Shares     1,000.00    1,019.19             5.72                1.14%
                                            Class A Shares           1,000.00    1,017.95             6.97                1.39%
                                            Class B Shares           1,000.00    1,014.22            10.72                2.14%
                                            Class C Shares           1,000.00    1,014.22            10.72                2.14%
                                            Advisor Shares           1,000.00    1,016.71             8.22                1.64%

Micro Cap Value Fund                        Institutional Shares     1,000.00    1,018.20             6.72                1.34%
                                            Class A Shares           1,000.00    1,016.96             7.97                1.59%
                                            Class B Shares           1,000.00    1,016.96             7.97                1.59%
                                            Class C Shares           1,000.00    1,016.96             7.97                1.59%
                                            Advisor Shares           1,000.00    1,016.96             7.97                1.59%


______________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                                               FIFTH THIRD FUNDS
                                 SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                EXPENSE             EXPENSE
                                                                   BEGINNING     ENDING           PAID               RATIO
                                                                    ACCOUNT      ACCOUNT         DURING              DURING
                                                                     VALUE        VALUE          PERIOD*             PERIOD
                                                                     2/1/04      7/31/04    2/1/04 - 7/31/04    2/1/04 - 7/31/04
                                                                   ----------   ---------   ----------------   -----------------
Small Cap Value Fund                        Institutional Shares   $ 1,000.00   $1,018.70      $      6.22                1.24%
                                            Class A Shares           1,000.00    1,017.45             7.47                1.49%
                                            Class B Shares           1,000.00    1,013.72            11.22                2.24%
                                            Class C Shares           1,000.00    1,013.72            11.22                2.24%
                                            Advisor Shares           1,000.00    1,016.21             8.72                1.74%

Multi Cap Value Fund                        Institutional Shares     1,000.00    1,018.40             6.52                1.30%
                                            Class A Shares           1,000.00    1,017.16             7.77                1.55%
                                            Class B Shares           1,000.00    1,013.43            11.51                2.30%
                                            Class C Shares           1,000.00    1,013.43            11.51                2.30%
                                            Advisor Shares           1,000.00    1,015.91             9.02                1.80%

Disciplined Large Cap Value Fund            Institutional Shares     1,000.00    1,019.59             5.32                1.06%
                                            Class A Shares           1,000.00    1,018.35             6.57                1.31%
                                            Class B Shares           1,000.00    1,014.62            10.32                2.06%
                                            Class C Shares           1,000.00    1,014.62            10.32                2.06%

LifeModel Aggressive Fund SM                Institutional Shares     1,000.00    1,024.47             0.40                0.08%
                                            Class A Shares           1,000.00    1,023.22             1.66                0.33%
                                            Class B Shares           1,000.00    1,019.49             5.42                1.08%
                                            Class C Shares           1,000.00    1,019.49             5.42                1.08%

LifeModel Moderately Aggressive Fund SM     Institutional Shares     1,000.00    1,024.47             0.40                0.08%
                                            Class A Shares           1,000.00    1,023.22             1.66                0.33%
                                            Class B Shares           1,000.00    1,019.49             5.42                1.08%
                                            Class C Shares           1,000.00    1,019.49             5.42                1.08%

LifeModel Moderate Fund SM                  Institutional Shares     1,000.00    1,024.47             0.40                0.08%
                                            Class A Shares           1,000.00    1,023.22             1.66                0.33%
                                            Class B Shares           1,000.00    1,019.49             5.42                1.08%
                                            Class C Shares           1,000.00    1,019.49             5.42                1.08%

LifeModel Moderately Conservative Fund SM   Institutional Shares     1,000.00    1,024.47             0.40                0.08%
                                            Class A Shares           1,000.00    1,023.22             1.66                0.33%
                                            Class B Shares           1,000.00    1,019.49             5.42                1.08%
                                            Class C Shares           1,000.00    1,019.49             5.42                1.08%

LifeModel Conservative Fund SM              Institutional Shares     1,000.00    1,024.47             0.40                0.08%
                                            Class A Shares           1,000.00    1,023.22             1.66                0.33%
                                            Class B Shares           1,000.00    1,019.49             5.42                1.08%
                                            Class C Shares           1,000.00    1,019.49             5.42                1.08%

Strategic Income Fund                       Institutional Shares     1,000.00    1,018.20             6.72                1.34%
                                            Class A Shares^          1,000.00    1,016.86             8.07                1.61%
                                            Class B Shares^          1,000.00    1,013.18            11.76                2.35%
                                            Class C Shares           1,000.00    1,013.28            11.66                2.33%
                                            Advisor Shares           1,000.00    1,015.76             9.17                1.83%

Select Stock Fund                           Institutional Shares     1,000.00    1,017.65             7.27                1.45%
                                            Class A Shares           1,000.00    1,016.41             8.52                1.70%
                                            Class B Shares           1,000.00    1,012.73            12.21                2.44%
                                            Class C Shares           1,000.00    1,012.73            12.21                2.44%

Technology Fund                             Institutional Shares     1,000.00    1,018.90             6.02                1.20%
                                            Class A Shares           1,000.00    1,017.65             7.27                1.45%
                                            Class B Shares           1,000.00    1,013.92            11.02                2.20%
                                            Class C Shares           1,000.00    1,013.92            11.02                2.20%
                                            Advisor Shares           1,000.00    1,016.41             8.52                1.70%

International Equity Fund                   Institutional Shares     1,000.00    1,018.15             6.77                1.35%
                                            Class A Shares           1,000.00    1,016.91             8.02                1.60%
                                            Class B Shares           1,000.00    1,013.18            11.76                2.35%
                                            Class C Shares           1,000.00    1,013.18            11.76                2.35%
                                            Advisor Shares           1,000.00    1,015.66             9.27                1.85%


__________________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
^ Information shown reflects values using expense ratios for the period from April 1, 2004 (date of commencement of operations) to July 31, 2004.

FIFTH THIRD FUNDS
SUPPLEMENTAL INFORMATION (UNAUDITED), CONTINUED

--------------------------------------------------------------------------------



                                                                                                EXPENSE             EXPENSE
                                                                   BEGINNING     ENDING           PAID               RATIO
                                                                    ACCOUNT      ACCOUNT         DURING              DURING
                                                                     VALUE        VALUE          PERIOD*             PERIOD
                                                                     2/1/04      7/31/04    2/1/04 - 7/31/04    2/1/04 - 7/31/04
                                                                   ----------   ---------   ----------------   -----------------
Bond Fund                                   Institutional Shares   $ 1,000.00   $1,020.93     $       3.97                0.79%
                                            Class A Shares           1,000.00    1,019.69             5.22                1.04%
                                            Class B Shares           1,000.00    1,015.96             8.97                1.79%
                                            Class C Shares           1,000.00    1,015.96             8.97                1.79%
                                            Advisor Shares           1,000.00    1,018.45             6.47                1.29%

Intermediate Bond Fund                      Institutional Shares     1,000.00    1,021.08             3.82                0.76%
                                            Class A Shares           1,000.00    1,019.84             5.07                1.01%
                                            Class B Shares           1,000.00    1,019.34             5.57                1.11%
                                            Class C Shares           1,000.00    1,016.11             8.82                1.76%

Short Term Bond Fund                        Institutional Shares     1,000.00    1,021.18             3.72                0.74%
                                            Class A Shares           1,000.00    1,020.44             4.47                0.89%
                                            Class C Shares           1,000.00    1,016.21             8.72                1.74%

U.S. Government Bond Fund                   Institutional Shares     1,000.00    1,021.08             3.82                0.76%
                                            Class A Shares           1,000.00    1,019.84             5.07                1.01%
                                            Class C Shares           1,000.00    1,016.11             8.82                1.76%

Municipal Bond Fund                         Institutional Shares     1,000.00    1,020.93             3.97                0.79%
                                            Class A Shares           1,000.00    1,019.69             5.22                1.04%
                                            Class B Shares           1,000.00    1,015.96             8.97                1.79%
                                            Class C Shares           1,000.00    1,015.96             8.97                1.79%
                                            Advisor Shares           1,000.00    1,018.45             6.47                1.29%

Intermediate Municipal Bond Fund            Institutional Shares     1,000.00    1,021.23             3.67                0.73%
                                            Class A Shares           1,000.00    1,019.99             4.92                0.98%
                                            Class B Shares           1,000.00    1,019.14             5.77                1.15%
                                            Class C Shares           1,000.00    1,016.26             8.67                1.73%

Ohio Municipal Bond Fund                    Institutional Shares     1,000.00    1,020.93             3.97                0.79%
                                            Class A Shares           1,000.00    1,019.69             5.22                1.04%
                                            Class B Shares           1,000.00    1,015.96             8.97                1.79%
                                            Class C Shares           1,000.00    1,015.96             8.97                1.79%

Michigan Municipal Bond Fund                Institutional Shares     1,000.00    1,021.43             3.47                0.69%
                                            Class A Shares           1,000.00    1,020.69             4.22                0.84%
                                            Class B Shares           1,000.00    1,016.46             8.47                1.69%
                                            Class C Shares           1,000.00    1,016.46             8.47                1.69%


__________________________
* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



ADDRESSES
-------------------------------------------------------------------------------------------

Fifth Third Funds                                   Fifth Third Funds
Stock and Bond Mutual Funds                         3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Investment Advisor                                  Fifth Third Asset Management, Inc.
                                                    38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------

Sub-Advisor (International Equity Fund only)        Morgan Stanley Investment
                                                         Management, Inc.
                                                    1221 Avenue of the Americas
                                                    New York, New York 10020

-------------------------------------------------------------------------------------------

Distributor                                         Fifth Third Funds Distributor, Inc.
                                                    3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Administrator, Transfer and Dividend Disbursing     Fifth Third Bank
  Agent, Accountant and Custodian                   38 Fountain Square Plaza
                                                    Cincinnati, Ohio 45263

-------------------------------------------------------------------------------------------

Sub-Administrator                                   BISYS Fund Services Limited Partnership
                                                    3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Sub-Transfer and Dividend Disbursing Agent          BISYS Fund Services Ohio, Inc.
  and Sub-Accountant                                3435 Stelzer Road
                                                    Columbus, Ohio 43219

-------------------------------------------------------------------------------------------

Registered Independent Accountants                  PricewaterhouseCoopers LLP
                                                    100 East Broad Street
                                                    Suite 2100
                                                    Columbus, Ohio 43215

-------------------------------------------------------------------------------------------


[LOGO] FIFTH THIRD FUNDS

9/04                                                             AR-STBD-04

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (A)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2)  If the registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3)  If the registrant provides the disclosure required by paragraph
               (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS DAVID J. GRUBER, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         AUDIT FEES
         2003 - $295,250
         2004 - $290,600

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         AUDIT-RELATED FEES
         2003 - $2,562
         2004 - $0

         SERVICES RENDERED IN CONNECTION WITH THE REVIEW OF DOCUMENTS RELATING TO POST-EFFECTIVE AMENDMENT NO. 47 FILED ON FEBRUARY 7, 2003. REVIEW AND CONSENT ON REGISTRATION STATEMENT AND PROSPECTUSES AND OTHER MATTERS RELATING TO THOSE FILINGS.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         TAX FEES
         2003 - $93,625
         2004 - $109,400

         TAX FEES INCLUDE FEES FOR TAX RETURNS, EXCISE DISTRIBUTION CALCULATIONS, QUARTERLY COMPLIANCE REVIEWS AND VARIOUS TAX RELATED YEAR-END CALCULATIONS.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         ALL OTHER FEES
         2003 - $0
         2004 - $0

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        Audit and Non-Audit Services Pre-Approval Policies and Procedures

                                   I. Purpose

         Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee (the "Committee") of the Board of Trustees of Fifth Third Funds (the "Trust") is responsible for the appointment, compensation and oversight of the work of the Trust's independent auditor. As part of this responsibility, the Committee is required to grant approval for audit and non-audit services performed by the independent auditor for the Trust in order assure that they do not impair the auditor's independence from the Trust. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that the Trust's independent auditor may not provide to the Trust, as well as the Committee's administration of the engagement of the independent auditor. Under these rules, the SEC has provided that a permissible approval of audit and non-audit services can take the form of either (i) an express approval of a particular engagement, or (ii) a pre-approval (where a specific type of service is authorized, generally subject to a fee maximum). The latter type of approvals are authorized by SEC rules only subject to detailed policies and procedures. Accordingly, the Committee has adopted these Audit and Non-Audit Services Pre-Approval Policies and Procedures, which set forth the procedures and the conditions pursuant to which services for the Trust may be performed by the independent auditor under pre-approvals.

                        II. General Pre-Approval Policies

         It is the policy of the Committee that audit and non-audit services to be performed by the Trust's independent auditor be pre-approved only when in the best interests of the Trust's shareholders and fully consistent with applicable law and, particularly, the maintenance of the auditor's independence. In granting any pre-approval, consideration shall be given to:

     1.   the qualifications of the auditor to perform the services involved;

     2. the proposed costs (which may be presented as an estimate or based on professional time charges subject to a ceiling) of the services and the reasonableness thereof;

     3. the permissibility of the services under applicable rules and guidance of the SEC;

     4. the effect, if any, of the performance of the proposed services on the auditor's independence;

     5. the effect of the compensation for the proposed services on the auditor's independence; and

     6. the effect, if any, of the proposed services on the Trust's ability to manage or control risk or to improve audit quality.

         While non-audit services may include reviewing and/or validating procedures or work products of the Trust, they may not include the production or modification of such procedures or work products. While non-audit services may include market research and strategic insights, such services shall be limited to factual reports and shall not include recommendations. No pre-approval shall be made in a manner that would constitute a delegation to the Trust's management.

                III. Procedures for Pre-Approval by the Committee

1. Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the Trust.

2. All requests for pre-approval shall be made to the full Committee at regularly scheduled meetings thereof (or at a special meeting of the Committee set to coincide with regular meetings of the Trust's Board of Trustees) whenever practicable.

3. Under normal circumstances, requests for pre-approval should be presented at least 14 days prior (and in no event later than 48 hours prior) to the proposed commencement of the engagement.

4.   If consideration of a request for pre-approval on the dates identified in
     Section III (2) would not be timely, the requesting party shall notify the Trust's Chairman. The Trust's Chairman shall then determine whether to schedule a special meeting of the Committee (which may be conducted telephonically) on an alternative date or whether the request may appropriately be presented to a delegate of the Committee under procedures set forth in Section IV below.

5. Requests for pre-approval may include, but are not limited to, the following services:

     a.   audit engagement, particularly for interim periods;

     b.   preparation of fund tax returns;

     c. review and consents with respect to use of reports in post-effective amendments to the registration statements of the Trust;

     d.   review of IRS shareholder materials;

     e. review and validation of fund procedures (e.g., valuation, interfund lending, etc.), and

     f.   market research and strategic insights.

6. Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in Section II.

7. Requests for pre-approval must include an assessment by the independent auditor of their independence should the request be granted and the proposed services rendered.

8. The Committee's action on a request for pre-approval shall be recorded in the Committee's minutes.

9. The Committee's action on a request for pre-approval shall be communicated in writing to the independent auditor and, under normal circumstances, a copy of this communication shall be provided to the Trust's management.

10. The Committee's action on a request for pre-approval shall be reported to the full Board of Trustees.

11.  Pre-approvals will be granted for a period of no more than one year.

         IV. Procedures for Pre-Approval by a Delegate of the Committee

1. Where it has been determined by the Trust's Chairman that consideration of a request for pre-approval by the full Committee would not be timely, the Chairman may determine that the request be presented to a member(s) of the Committee appointed by the Committee as its delegate (the "Delegate") for this purpose. (As of the date of the adoption of these guidelines and procedures, John E. Jaymont has been so appointed, and such appointment may be revoked or modified by the Committee at any time.)

2. Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the Trust.

3. Under normal circumstances, requests for pre-approval should be presented at least 14 days prior (and in no event later than 48 hours prior) to the proposed commencement of the engagement.

4. Requests for pre-approval may include, but are not limited to, the following services:

     a.   audit engagement, particularly for interim periods;

     b.   preparation of fund tax returns;

     c. review and consents with respect to use of reports in post-effective amendments to the registration statements of the Trust;

     d.   review of IRS shareholder materials;

     e. review and validation of fund procedures (e.g., valuation, interfund lending, etc.); and

     f.   market research and strategic insights.

5. Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in Section II.

6. Requests for pre-approval must include an assessment by the independent auditor of their independence should the request be granted and the proposed services rendered.

7. The Delegate's action on a request for pre-approval shall be communicated in writing to the independent auditor, with a copy to each other member of the Committee and, under normal circumstances, to the Trust's management.

8. Pre-approvals by the Delegate shall be reviewed by the Committee at a meeting held no later than the next scheduled meeting of the Board of Trustees or the Committee, whichever occurs sooner. An earlier review shall be conducted upon the written request of one or more Committee members addressed to the Chairman of the Trust.

9. Pre-approvals by the Delegate may be modified or revoked by the Committee, but will not absolve the Trust of its responsibility to compensate the independent auditor for services rendered prior to such modification or revocation.

10. The results of the Committee's review of the Delegate's action on a request for pre-approval shall be recorded in the Committee's minutes and reported to the full Board of Trustees.

11. Pre-approvals will be granted by the Delegate for a period of no more than one year.

               V. Procedures for Monitoring Engagements Authorized
                         Under Pre-Approval Procedures

          The independent auditor shall inform the Committee in writing upon the commencement of services rendered under a pre-approval. The independent auditor shall thereafter provide the Committee with written quarterly progress reports within one month of the close of each calendar quarter detailing the work done and fees and other charges incurred during said calendar quarter. Should fees and expenses exceed those specified in a pre-approval (or appear likely to do so prior to completion of the work), the independent auditor or management shall so apprise the Committee and an additional express approval or pre-approval must be obtained.

                                  VI. Amendment

          These Policies and Procedures may be amended or revoked at any time by the Committee and shall be reviewed at least annually in conjunction with review of the Audit Committee Charter.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         2003 - NONE
         2004 - NONE

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         NOT APPLICABLE.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2003 - $93,625
         2004 - $109,400

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
               Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

As of July 31, 2004, the registrant did not have such procedures in place. The Board of Trustees approved the following procedures at a meeting held on September 29, 2004:

            Procedures for Shareholders to Submit Nominee Candidates

A shareholder of a series of the Trust must follow the following procedures in order to submit properly a nominee recommendation for the Committee's consideration.

     1. The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Secretary, at the address of the principal executive offices of the Trust. Once each quarter, if any Shareholder Recommendations have been received by the Secretary during the quarter, the Secretary will inform the Committee of the new Shareholder Recommendations. Because the Trust does not hold annual or other regular meetings of shareholders for the purpose of electing Trustees, the Committee will accept Shareholder Recommendations on a continuous basis.

     2. All Shareholder Recommendations properly submitted to the Trust will be held by the Secretary until such time as the Committee instructs the Secretary to discard a Shareholder Recommendation following a Trustee Consideration Meeting or an Interim Evaluation (each as defined below).

     3. At a meeting where the Committee convenes to consider candidates to fill Board vacancies or newly created Board positions (a "Trustee Consideration Meeting"), the Committee will consider each Shareholder Recommendation then held by the Secretary. Following a Trustee Consideration Meeting, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

     4. The Committee may, in its discretion and at any time, convene to conduct an evaluation of validly submitted Shareholder Recommendations (each such meeting, an "Interim Evaluation") for the purpose of determining which Shareholder Recommendations will be considered at the next Trustee Consideration Meeting. Following an Interim Evaluation, the Committee may instruct the Secretary to discard any or all of the Shareholder Recommendations currently held by the Secretary.

     5. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the number of shares of each series (and class, if appropriate) of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate requested by the Committee based on applicable Federal disclosure requirements; and (D) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the number of shares of each series (and class, if applicable) of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board or to satisfy applicable law.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (I) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (II) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Fifth Third Funds
            --------------------------------------------------------------------

By (Signature and Title)   /s/ Adam S. Ness              Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date October 6, 2004
     ---------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ C. David Bunstine    C. David Bunstine, President
                         -------------------------------------------------------

Date October 6, 2004
     ---------------------------------------

By (Signature and Title)   /s/ Adam S. Ness              Adam S. Ness, Treasurer
                         -------------------------------------------------------

Date October 6, 2004
     ---------------------------------------